UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI Emerging Markets Value Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.9
Alibaba Group Holding Ltd. sponsored ADR (China, Broadline Retail)	3.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.4
Tencent Holdings Ltd. (China, Interactive Media & Services)	3.2
China Construction Bank Corp. (H Shares) (China, Banks)	2.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6
Saudi Telecom Co. (Saudi Arabia, Diversified Telecommunication Services)	1.5
Bank of China Ltd. (H Shares) (China, Banks)	1.5
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment, Instruments & Components)	1.5
23.7

Market Sectors (% of Fund's net assets)

Financials	23.8
Information Technology	19.1
Consumer Discretionary	14.0
Communication Services	10.5
Materials	8.2
Industrials	5.8
Consumer Staples	4.8
Energy	4.8
Health Care	3.6
Utilities	2.5
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 1.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
Brazil - 2.8%
Banco do Brasil SA	3,077,200	26,442,278
Companhia Siderurgica Nacional SA (CSN)	1,281,700	3,651,501
Embraer SA (a)	1,495,000	5,820,783
Hapvida Participacoes e Investimentos SA (a)(b)	9,820,700	5,434,286
PagSeguro Digital Ltd. (a)	430,230	4,233,463
Telefonica Brasil SA	900,500	7,423,826
Vale SA	1,208,100	17,536,076
Vibra Energia SA	2,502,200	6,621,966
TOTAL BRAZIL		77,164,179
Chile - 0.5%
Banco de Credito e Inversiones	78,900	2,379,950
Cencosud SA	2,767,300	5,639,156
Empresas CMPC SA	2,362,638	3,702,369
Falabella SA	1,077,451	2,310,397
TOTAL CHILE		14,031,872
China - 26.8%
Agricultural Bank of China Ltd. (H Shares)	66,022,000	25,526,274
Alibaba Group Holding Ltd. sponsored ADR (a)	1,129,221	95,633,726
Anhui Conch Cement Co. Ltd. (H Shares)	2,540,000	8,020,102
Bank of China Ltd. (H Shares)	104,283,000	41,646,271
Bank of Communications Co. Ltd. (H Shares)	45,872,000	29,628,738
Beijing Enterprises Holdings Ltd.	1,029,500	4,272,413
China CITIC Bank Corp. Ltd. (H Shares)	19,498,000	10,547,740
China Coal Energy Co. Ltd. (H Shares)	4,498,000	3,864,730
China Conch Venture Holdings Ltd.	3,426,500	5,467,072
China Construction Bank Corp. (H Shares)	84,613,000	56,566,026
China Feihe Ltd. (b)	6,828,000	4,610,870
China Galaxy Securities Co. Ltd. (H Shares)	7,452,000	4,047,558
China Hongqiao Group Ltd.	4,210,000	4,146,753
China Life Insurance Co. Ltd. (H Shares)	15,982,000	30,703,908
China Merchants Holdings International Co. Ltd.	2,876,823	4,268,695
China Minsheng Banking Corp. Ltd. (H Shares)	14,118,000	5,186,175
China National Building Materials Co. Ltd. (H Shares)	9,790,000	7,345,539
China Overseas Land and Investment Ltd.	7,992,500	20,270,133
China Petroleum & Chemical Corp. (H Shares)	44,396,000	29,097,834
China Railway Group Ltd. (H Shares)	9,037,000	6,948,002
China Taiping Insurance Group Ltd.	3,010,600	3,458,135
China Tower Corp. Ltd. (H Shares) (b)	100,226,000	12,791,179
CITIC Pacific Ltd.	13,746,000	17,255,230
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	7,205,800	8,369,675
Country Garden Holdings Co. Ltd. (c)	23,151,000	5,963,695
Daqo New Energy Corp. ADR (a)	123,223	5,658,400
GCL Technology Holdings Ltd.	40,757,000	10,233,721
Geely Automobile Holdings Ltd.	10,584,000	13,139,445
Great Wall Motor Co. Ltd. (H Shares) (c)	6,424,500	7,796,622
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,056,000	3,779,653
Haitong Securities Co. Ltd. (H Shares)	5,858,400	3,891,185
Hengan International Group Co. Ltd.	1,398,000	6,244,113
Industrial & Commercial Bank of China Ltd. (H Shares)	82,421,000	44,342,849
Kingboard Chemical Holdings Ltd.	1,381,500	4,231,163
Kunlun Energy Co. Ltd.	8,554,000	7,929,625
Lenovo Group Ltd.	15,890,000	16,256,681
Lufax Holding Ltd. ADR	1,472,876	2,503,889
Meituan Class B (a)(b)	449,640	7,684,553
New China Life Insurance Co. Ltd. (H Shares)	1,843,500	5,278,950
People's Insurance Co. of China Group Ltd. (H Shares)	17,618,000	6,929,165
PICC Property & Casualty Co. Ltd. (H Shares)	14,818,000	17,921,757
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	16,633,000	10,844,597
Qifu Technology, Inc. ADR	261,638	4,615,294
Sinopharm Group Co. Ltd. (H Shares)	2,882,000	10,208,846
Tencent Holdings Ltd.	2,012,700	89,396,316
Vipshop Holdings Ltd. ADR (a)	778,752	12,226,406
Yangzijiang Shipbuilding Holdings Ltd.	5,854,800	5,459,829
TOTAL CHINA		742,209,532
Czech Republic - 0.2%
CEZ A/S	92,386	4,962,488
Egypt - 0.1%
Commercial International Bank SAE	1,037,772	1,793,431
Greece - 0.4%
Jumbo SA	229,423	5,283,545
National Bank of Greece SA (a)	1,163,028	6,074,502
TOTAL GREECE		11,358,047
Hong Kong - 0.5%
Orient Overseas International Ltd.	283,500	5,759,925
WH Group Ltd. (b)	16,810,000	9,358,779
TOTAL HONG KONG		15,118,704
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	755,198	6,116,505
India - 16.5%
Bajaj Auto Ltd.	149,165	8,104,620
Cipla Ltd./India	1,145,768	12,760,718
Divi's Laboratories Ltd.	194,067	7,782,865
Dr. Reddy's Laboratories Ltd.	257,474	15,542,694
Eicher Motors Ltd.	281,102	11,395,042
GAIL India Ltd.	5,573,332	7,333,549
HCL Technologies Ltd.	2,242,709	29,352,214
HDFC Bank Ltd.	374,229	7,745,427
Hero Motocorp Ltd.	278,983	8,757,832
Hindalco Industries Ltd.	3,137,277	16,850,643
Indus Towers Ltd.	1,794,379	3,413,175
Infosys Ltd.	1,550,601	23,949,727
ITC Ltd.	6,295,885	32,866,180
Jindal Steel & Power Ltd.	854,487	6,120,637
Mahindra & Mahindra Ltd.	2,056,045	30,967,182
Maruti Suzuki India Ltd.	281,661	29,696,137
NTPC Ltd.	9,520,094	20,100,691
Oil & Natural Gas Corp. Ltd.	8,264,268	16,134,405
Power Finance Corp. Ltd.	2,495,016	5,201,617
REC Ltd.	2,658,201	4,311,768
Reliance Industries Ltd.	530,643	15,775,216
State Bank of India	3,698,041	26,289,119
Sun Pharmaceutical Industries Ltd.	2,287,914	27,704,143
Tata Motors Ltd. (a)	4,300,368	25,685,007
Tata Steel Ltd.	17,312,877	22,977,095
Tech Mahindra Ltd.	1,339,913	16,878,166
Vedanta Ltd.	2,395,192	8,225,140
Wipro Ltd.	3,137,603	14,872,579
TOTAL INDIA		456,793,588
Indonesia - 2.2%
Indofood Sukses Makmur Tbk PT	9,429,500	4,150,605
PT Astra International Tbk	43,476,300	20,054,264
PT Bank Negara Indonesia (Persero) Tbk	12,219,300	7,874,715
PT Telkom Indonesia Persero Tbk	102,130,000	29,581,835
TOTAL INDONESIA		61,661,419
Korea (South) - 12.5%
GS Holdings Corp.	199,567	5,931,795
Hana Financial Group, Inc.	635,555	19,979,374
Hankook Tire Co. Ltd.	164,960	4,262,092
HMM Co. Ltd.	777,283	11,910,574
Hyundai Mobis	141,757	23,095,734
Hyundai Steel Co.	183,438	5,017,670
Industrial Bank of Korea	575,515	4,335,788
KB Financial Group, Inc.	825,555	30,653,620
Kia Corp.	568,429	36,014,760
Korea Investment Holdings Co. Ltd.	97,982	4,051,079
Kumho Petro Chemical Co. Ltd.	41,078	4,202,240
LG Corp.	260,546	17,059,901
LG Display Co. Ltd.	476,491	5,313,932
POSCO	136,302	38,589,387
Samsung Electronics Co. Ltd.	1,938,485	95,419,186
Shinhan Financial Group Co. Ltd.	1,074,889	28,152,185
Woori Financial Group, Inc.	1,391,753	12,245,670
TOTAL KOREA (SOUTH)		346,234,987
Kuwait - 0.9%
Agility Public Warehousing Co. KSC	3,448,749	6,932,385
Mobile Telecommunication Co.	4,554,004	8,455,632
National Bank of Kuwait	3,227,272	10,562,747
TOTAL KUWAIT		25,950,764
Malaysia - 1.6%
Axiata Group Bhd	10,249,400	6,886,673
IHH Healthcare Bhd	6,809,100	8,762,394
Kuala Lumpur Kepong Bhd	1,207,400	5,831,826
PPB Group Bhd	1,527,800	5,570,199
Sime Darby Plantation Bhd	7,129,900	6,862,418
Tenaga Nasional Bhd	5,233,800	10,453,660
TOTAL MALAYSIA		44,367,170
Mexico - 2.4%
America Movil S.A.B. de CV Series L	33,904,500	36,564,324
Arca Continental S.A.B. de CV	978,900	9,315,598
CEMEX S.A.B. de CV unit (a)	18,532,000	11,131,878
Grupo Televisa SA de CV	5,434,300	5,513,036
Ternium SA sponsored ADR	105,410	4,569,524
TOTAL MEXICO		67,094,360
Peru - 0.2%
Credicorp Ltd. (United States)	35,885	4,861,700
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	4,837,140	4,781,268
ACEN Corp.	1,474,290	160,220
Ayala Corp.	531,930	6,150,505
Metropolitan Bank & Trust Co.	3,863,920	4,086,112
PLDT, Inc.	185,620	4,032,315
SM Prime Holdings, Inc.	1,145,600	702,522
TOTAL PHILIPPINES		19,912,942
Poland - 0.7%
LPP SA	1,376	3,967,228
Polski Koncern Naftowy Orlen SA	992,819	15,128,080
TOTAL POLAND		19,095,308
Qatar - 0.9%
Industries Qatar QSC (a)	3,108,999	10,898,579
Ooredoo QSC	1,651,196	4,486,354
Qatar National Bank SAQ (a)	2,332,293	9,841,764
TOTAL QATAR		25,226,697
Russia - 0.1%
Gazprom OAO (d)	9,889,350	1,203,988
Inter Rao Ues JSC (d)	63,735,100	408,829
Magnit OJSC (a)(d)	135,409	3,237
Mobile TeleSystems OJSC sponsored ADR (a)(d)	753,517	750,495
Sberbank of Russia (d)	440,500	3,151
Surgutneftegas OJSC (d)	29,672,400	422,440
VK Co. Ltd. GDR (Reg. S) (a)(d)	217,763	435,526
VTB Bank OJSC (a)(d)	9,075,720,096	403,428
TOTAL RUSSIA		3,631,094
Saudi Arabia - 3.9%
Almarai Co. Ltd.	536,961	8,432,293
Banque Saudi Fransi	923,546	9,504,593
Etihad Etisalat Co.	810,384	9,938,855
Jarir Marketing Co.	126,292	5,495,202
Riyad Bank	1,928,177	15,422,537
Saudi Electricity Co.	1,700,350	10,970,877
Saudi Telecom Co.	3,572,986	42,867,830
The Savola Group	561,984	4,772,227
TOTAL SAUDI ARABIA		107,404,414
South Africa - 3.4%
Aspen Pharmacare Holdings Ltd.	832,177	8,316,083
Foschini Group Ltd./The	710,991	3,679,624
Growthpoint Properties Ltd. (c)	5,229,479	3,639,266
Impala Platinum Holdings Ltd.	1,831,534	17,831,452
MTN Group Ltd.	1,902,154	13,343,414
MultiChoice Group Ltd.	875,553	5,479,954
OUTsurance Group Ltd.	1,809,560	3,442,541
Sasol Ltd.	1,253,462	16,322,709
Sibanye-Stillwater Ltd.	6,078,929	13,439,504
Woolworths Holdings Ltd.	2,118,646	7,534,122
TOTAL SOUTH AFRICA		93,028,669
Taiwan - 14.8%
Acer, Inc.	6,546,000	6,452,561
Acer, Inc. rights 6/16/23 (a)(d)	2,919	0
ASE Technology Holding Co. Ltd.	7,311,000	24,018,488
ASUSTeK Computer, Inc.	1,500,000	13,815,783
Catcher Technology Co. Ltd.	1,535,000	9,048,820
Cathay Financial Holding Co. Ltd.	19,886,023	27,530,468
Evergreen Marine Corp. (Taiwan)	2,182,300	11,517,807
Foxconn Technology Co. Ltd.	2,248,000	3,950,011
Fubon Financial Holding Co. Ltd.	16,043,215	30,876,039
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,934,000	40,637,279
Macronix International Co. Ltd.	3,986,000	4,188,608
Novatek Microelectronics Corp.	1,199,000	16,380,215
Pegatron Corp.	4,527,000	10,324,094
Pou Chen Corp.	5,443,000	5,634,432
Powerchip Semiconductor Manufacturing Corp.	6,187,600	6,007,597
Powertech Technology, Inc.	1,533,000	4,587,142
Radiant Opto-Electronics Corp.	999,000	3,678,458
Ruentex Industries Ltd.	1,707,000	3,215,395
Sino-American Silicon Products, Inc.	1,196,000	5,760,248
Taiwan Semiconductor Manufacturing Co. Ltd.	6,548,000	107,152,448
Uni-President Enterprises Corp.	5,843,000	13,997,976
Unimicron Technology Corp.	2,699,000	12,814,918
United Microelectronics Corp.	21,190,000	34,057,272
Wan Hai Lines Ltd.	3,014,000	6,403,482
Yang Ming Marine Transport Corp.	3,750,000	7,730,791
TOTAL TAIWAN		409,780,332
Thailand - 1.8%
Advanced Information Service PCL NVDR	1,465,700	9,203,549
Bangkok Bank PCL:
(For. Reg.)	5,000	23,060
NVDR	1,224,600	5,647,945
Central Retail Corp. PCL NVDR	5,257,000	6,917,163
Charoen Pokphand Foods PCL:
(For. Reg.)	83,100	49,476
NVDR	7,314,800	4,355,080
Kasikornbank PCL:
(For. Reg.)	12,500	45,899
NVDR	2,481,000	9,110,022
SCB X PCL NVDR	1,783,700	5,426,513
Thai Beverage PCL	18,345,000	8,815,863
TOTAL THAILAND		49,594,570
Turkey - 0.6%
Haci Omer Sabanci Holding A/S	2,030,703	3,988,014
Koc Holding A/S	2,342,089	9,108,759
Turkiye Is Bankasi A/S Series C	7,517,471	4,185,498
TOTAL TURKEY		17,282,271
United Arab Emirates - 1.5%
Emaar Properties PJSC	10,982,879	17,735,063
Emirates NBD Bank PJSC (a)	5,220,361	20,043,866
Multiply Group	4,997,130	4,572,164
TOTAL UNITED ARAB EMIRATES		42,351,093
United States of America - 0.2%
JBS SA	1,429,300	5,129,410
TOTAL COMMON STOCKS (Cost $2,819,978,267)		2,672,155,546

Nonconvertible Preferred Stocks - 2.3%
	Shares	Value ($)
Brazil - 2.2%
Gerdau SA	2,334,990	11,787,772
Metalurgica Gerdau SA (PN)	1,618,700	3,784,041
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,449,700	44,901,137
TOTAL BRAZIL		60,472,950
Colombia - 0.1%
Bancolombia SA (PN)	334,986	2,074,945
Russia - 0.0%
AK Transneft OAO (d)	2,792	942,595
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,478,542)		63,490,490

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $1,885,793)	1,900,000	1,884,699

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	27,704,774	27,710,315
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	21,451,592	21,453,738
TOTAL MONEY MARKET FUNDS (Cost $49,164,053)		49,164,053

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,938,506,655)	2,786,694,788
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,030,145)
NET ASSETS - 100.0%	2,770,664,643

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	725	Jun 2023	35,677,250	868,044	868,044

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,724,264 or 1.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,030,633.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	19,455,170	67,640,727	59,385,582	210,042	-	-	27,710,315	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	1,612,397	141,032,989	121,191,648	124,407	-	-	21,453,738	0.1%
Total	21,067,567	208,673,716	180,577,230	334,449	-	-	49,164,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	290,564,288	134,073,225	155,305,042	1,186,021
Consumer Discretionary	388,952,149	142,752,216	246,199,933	-
Consumer Staples	136,005,306	33,288,684	102,713,385	3,237
Energy	133,586,930	66,145,722	64,872,185	2,569,023
Financials	662,483,339	131,971,012	530,105,748	406,579
Health Care	96,512,029	13,750,369	82,761,660	-
Industrials	162,347,221	37,332,670	125,014,551	-
Information Technology	525,039,711	5,658,400	519,381,311	-
Materials	225,252,032	56,163,161	169,088,871	-
Real Estate	48,310,679	21,374,329	26,936,350	-
Utilities	66,592,352	15,933,365	50,250,158	408,829

Government Obligations	1,884,699	-	1,884,699	-

Money Market Funds	49,164,053	49,164,053	-	-
Total Investments in Securities:	2,786,694,788	707,607,206	2,074,513,893	4,573,689
Derivative Instruments:

Assets
Futures Contracts	868,044	868,044	-	-
Total Assets	868,044	868,044	-	-
Total Derivative Instruments:	868,044	868,044	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	868,044	0
Total Equity Risk	868,044	0
Total Value of Derivatives	868,044	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,296,601) - See accompanying schedule:
Unaffiliated issuers (cost $2,889,342,602)	$2,737,530,735
Fidelity Central Funds (cost $49,164,053)	49,164,053

Total Investment in Securities (cost $2,938,506,655)		$2,786,694,788
Foreign currency held at value (cost $2,875,521)		2,882,726
Receivable for fund shares sold		50,720
Dividends receivable		9,187,237
Distributions receivable from Fidelity Central Funds		121,339
Receivable for daily variation margin on futures contracts		151,908
Prepaid expenses		864
Other receivables		278,721
Total assets		2,799,368,303
Liabilities
Payable for investments purchased	$1,034
Payable for fund shares redeemed	96,899
Accrued management fee	345,414
Deferred taxes	6,401,332
Other payables and accrued expenses	405,243
Collateral on securities loaned	21,453,738
Total Liabilities		28,703,660
Net Assets		$2,770,664,643
Net Assets consist of:
Paid in capital		$3,127,414,105
Total accumulated earnings (loss)		(356,749,462)
Net Assets		$2,770,664,643
Net Asset Value , offering price and redemption price per share ($2,770,664,643 ÷ 240,557,077 shares)		$11.52

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$49,640,422
Non-Cash dividends		4,533,307
Interest		38,391
Income from Fidelity Central Funds (including $124,407 from security lending)		334,449
Income before foreign taxes withheld		$54,546,569
Less foreign taxes withheld		(5,383,837)
Total Income		49,162,732
Expenses
Management fee	$2,032,381
Custodian fees and expenses	828,042
Independent trustees' fees and expenses	4,731
Registration fees	53,132
Audit	46,292
Legal	2,421
Interest	67,925
Miscellaneous	5,228
Total Expenses		3,040,152
Net Investment income (loss)		46,122,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $31,452)	(62,865,716)
Foreign currency transactions	(182,220)
Futures contracts	1,562,647
Total net realized gain (loss)		(61,485,289)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $346,647)	454,221,870
Assets and liabilities in foreign currencies	(7,992)
Futures contracts	1,050,181
Total change in net unrealized appreciation (depreciation)		455,264,059
Net gain (loss)		393,778,770
Net increase (decrease) in net assets resulting from operations		$439,901,350
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,122,580	$126,441,332
Net realized gain (loss)	(61,485,289)	(160,063,213)
Change in net unrealized appreciation (depreciation)	455,264,059	(724,011,121)
Net increase (decrease) in net assets resulting from operations	439,901,350	(757,633,002)
Distributions to shareholders	(124,080,652)	(110,523,013)
Share transactions
Proceeds from sales of shares	42,915,960	1,475,059,590
Reinvestment of distributions	113,809,111	110,523,013
Cost of shares redeemed	(134,786,025)	(254,572,119)
Net increase (decrease) in net assets resulting from share transactions	21,939,046	1,331,010,484
Total increase (decrease) in net assets	337,759,744	462,854,469

Net Assets
Beginning of period	2,432,904,899	1,970,050,430
End of period	$2,770,664,643	$2,432,904,899

Other Information
Shares
Sold	3,904,619	116,250,779
Issued in reinvestment of distributions	10,374,577	8,108,805
Redeemed	(12,127,913)	(23,481,271)
Net increase (decrease)	2,151,283	100,878,313

Financial Highlights
Fidelity® SAI Emerging Markets Value Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$14.32	$11.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.61	.51	.19
Net realized and unrealized gain (loss)	1.66	(4.04)	2.22	1.59
Total from investment operations	1.85	(3.43)	2.73	1.78
Distributions from net investment income	(.53)	(.37)	(.17)	-
Distributions from net realized gain	-	(.32)	(.02)	-
Total distributions	(.53)	(.69)	(.19)	-
Net asset value, end of period	$11.52	$10.20	$14.32	$11.78
Total Return D,E	18.38%	(25.19)%	23.32%	17.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H	.22%	.22%	.27% H,I
Expenses net of fee waivers, if any	.22% H	.22%	.22%	.25% H
Expenses net of all reductions	.22% H	.22%	.22%	.25% H
Net investment income (loss)	3.41% H	4.95%	3.53%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,770,665	$2,432,905	$1,970,050	$838,148
Portfolio turnover rate J	30% H	30%	33%	17% K

A For the period May 12, 2020 (commencement of operations) through October 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$271,644,994
Gross unrealized depreciation	(441,666,418)
Net unrealized appreciation (depreciation)	$(170,021,424)
Tax cost	$2,957,584,256

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(102,356,221)
Long-term	(31,060,485)
Total capital loss carryforward	$(133,416,706)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	397,006,383	466,848,033

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Value Index Fund	Borrower	$12,158,364	4.45%	$49,598

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Emerging Markets Value Index Fund	$2,631

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Value Index Fund	$13,341	$-	$-

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Value Index Fund	$13,659,800	4.83%	$18,327

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.
	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	30%	62%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	92%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI Emerging Markets Value Index Fund	.22%
Actual		$ 1,000	$ 1,183.80	$ 1.19
Hypothetical- B		$ 1,000	$ 1,023.70	$ 1.10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900584.102
EMV-SANN-0623
Fidelity® Emerging Markets Index Fund
Fidelity® Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2023

Contents

Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.1
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.6
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.4
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.3
China Construction Bank Corp. (H Shares) (China, Banks)	1.0
Housing Development Finance Corp. Ltd. (India, Financial Services)	0.9
ICICI Bank Ltd. (India, Banks)	0.9
Vale SA (Brazil, Metals & Mining)	0.8
22.6

Market Sectors (% of Fund's net assets)

Financials	22.1
Information Technology	18.8
Consumer Discretionary	12.5
Communication Services	10.0
Materials	8.1
Consumer Staples	6.5
Industrials	5.9
Energy	5.0
Health Care	4.0
Utilities	3.0
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Futures - 2.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Index Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value ($)
Australia - 0.2%
AngloGold Ashanti Ltd.	390,500	10,436,722
Brazil - 3.6%
Ambev SA	4,389,700	12,462,038
Atacadao SA	586,800	1,264,706
B3 SA - Brasil Bolsa Balcao	5,705,942	13,361,683
Banco Bradesco SA	1,511,980	3,764,945
Banco BTG Pactual SA unit	1,105,500	5,190,828
Banco do Brasil SA	800,800	6,881,248
Banco Santander SA (Brasil) unit	344,400	1,855,333
BB Seguridade Participacoes SA	653,700	4,496,661
CCR SA	1,136,900	3,093,094
Centrais Eletricas Brasileiras SA (Electrobras)	1,132,365	7,684,862
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	325,600	3,011,333
Companhia Siderurgica Nacional SA (CSN)	630,100	1,795,124
Cosan SA	1,148,596	3,449,611
CPFL Energia SA	219,100	1,455,747
Energisa SA unit	189,800	1,590,609
Eneva SA (a)	810,300	1,843,880
ENGIE Brasil Energia SA	153,650	1,270,097
Equatorial Energia SA	962,900	5,278,016
Hapvida Participacoes e Investimentos SA (a)(b)	4,928,344	2,727,100
Hypera SA	390,000	2,912,607
Itausa-Investimentos Itau SA	37,896	66,860
Klabin SA unit	736,300	2,823,974
Localiza Rent a Car SA	698,591	8,124,877
Localiza Rent a Car SA rights 5/11/23 (a)	3,178	10,934
Lojas Renner SA	933,298	2,963,920
Magazine Luiza SA	2,838,524	1,900,772
Natura & Co. Holding SA	843,190	1,869,698
Petro Rio SA (a)	663,200	4,620,514
Petroleo Brasileiro SA - Petrobras (ON)	3,486,597	18,642,997
Raia Drogasil SA	988,400	5,207,737
Rede D'Oregon Sao Luiz SA (b)	546,720	2,506,814
Rumo SA	1,202,500	4,749,439
Sendas Distribuidora SA	1,140,600	2,810,452
Suzano Papel e Celulose SA	704,617	5,622,470
Telefonica Brasil SA	469,000	3,866,490
TIM SA	762,800	2,141,064
Totvs SA	492,100	2,531,634
Ultrapar Participacoes SA	677,600	1,961,695
Vale SA	3,577,207	51,924,654
Vibra Energia SA	1,101,091	2,913,990
Weg SA	1,560,564	12,865,470
TOTAL BRAZIL		225,515,977
Chile - 0.4%
Banco de Chile	42,115,031	4,484,097
Banco de Credito e Inversiones	54,840	1,654,201
Banco Santander Chile	60,780,276	2,906,310
Cencosud SA	1,297,242	2,643,497
Compania Cervecerias Unidas SA	119,291	973,834
Compania Sud Americana de Vapores SA	14,199,876	1,451,035
Empresas CMPC SA	1,063,664	1,666,813
Empresas COPEC SA	371,714	2,586,457
Enel Americas SA	20,253,542	2,759,851
Enel Chile SA	26,047,340	1,484,271
Falabella SA	710,545	1,523,634
TOTAL CHILE		24,134,000
China - 30.7%
360 Security Technology, Inc. (A Shares)	408,500	946,144
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	126,800	564,324
3Peak, Inc. (A Shares)	6,633	223,419
3SBio, Inc. (b)	1,342,000	1,344,634
AAC Technology Holdings, Inc.	672,000	1,420,728
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	35,196	927,536
AECC Aero-Engine Control Co. Ltd. (A Shares)	75,100	259,484
AECC Aviation Power Co. Ltd.	152,300	966,803
Agricultural Bank of China Ltd.:
(A Shares)	5,390,700	2,668,639
(H Shares)	26,240,000	10,145,246
Aier Eye Hospital Group Co. Ltd. (A Shares)	410,057	1,749,775
Air China Ltd.:
(A Shares) (a)	284,400	438,786
(H Shares) (a)	1,986,000	1,757,961
Airtac International Group	130,551	4,734,970
Akeso, Inc. (a)(b)	428,000	2,350,658
Alibaba Group Holding Ltd. (a)	13,865,040	146,603,758
Alibaba Health Information Technology Ltd. (a)	4,406,000	3,175,886
Aluminum Corp. of China Ltd.:
(A shares)	912,000	846,293
(H Shares)	3,444,000	2,045,945
Amlogic Shanghai Co. Ltd. (A Shares) (a)	23,585	286,133
Angel Yeast Co. Ltd. (A Shares)	49,700	288,119
Anhui Conch Cement Co. Ltd.:
(A Shares)	273,300	1,064,878
(H Shares)	1,081,000	3,413,280
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	22,800	903,624
(B Shares)	100,700	1,785,938
Anhui Honglu Steel Construction Group Co. Ltd.	39,410	183,905
Anhui Kouzi Distillery Co. Ltd. (A Shares)	34,300	299,154
Anhui Yingjia Distillery Co. Ltd. (A Shares)	38,100	353,499
Anjoy Foods Group Co. Ltd. (A Shares)	16,800	413,924
Anta Sports Products Ltd.	1,140,800	14,175,840
Apeloa Pharmaceutical Co. Ltd. A Shares	67,300	201,481
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	53,000	187,356
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	19,540	358,214
Autobio Diagnostics Co. Ltd.	33,500	277,688
Autohome, Inc. ADR Class A	70,056	2,077,160
Avary Holding Shenzhen Co. Ltd. (A Shares)	110,200	417,470
AVIC Capital Co. Ltd. (A Shares)	504,600	279,369
AviChina Industry & Technology Co. Ltd. (H Shares)	2,366,000	1,278,852
Avicopter PLC (A Shares)	33,700	207,640
Baidu, Inc. Class A (a)	2,062,352	31,042,340
Bank of Beijing Co. Ltd. (A Shares)	1,209,280	830,141
Bank of Changsha Co. Ltd. (A Shares)	230,100	272,950
Bank of Chengdu Co. Ltd. (A Shares)	210,500	419,412
Bank of China Ltd.:
(A Shares)	2,434,600	1,293,652
(H Shares)	73,421,000	29,321,278
Bank of Communications Co. Ltd.:
(A Shares)	2,292,700	1,848,928
(H Shares)	8,114,000	5,240,835
Bank of Hangzhou Co. Ltd. (A Shares)	338,720	616,218
Bank of Jiangsu Co. Ltd. (A Shares)	844,200	942,981
Bank of Nanjing Co. Ltd. (A Shares)	590,800	805,730
Bank of Ningbo Co. Ltd. (A Shares)	377,580	1,498,626
Bank of Shanghai Co. Ltd. (A Shares)	812,177	738,561
Bank of Suzhou Co. Ltd.	209,900	228,556
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,273,100	1,188,055
BBMG Corp.:
(A Shares)	438,700	153,154
(H Shares)	112,000	14,448
BeiGene Ltd. (a)	575,530	11,294,188
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,728,000	1,346,193
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	236,900	242,644
Beijing Easpring Material Technology Co. Ltd. (A Shares)	28,800	223,807
Beijing Enlight Media Co. Ltd. (A Shares)	168,600	249,704
Beijing Enterprises Holdings Ltd.	472,000	1,958,794
Beijing Enterprises Water Group Ltd.	3,830,000	972,576
Beijing Kingsoft Office Software, Inc. (A Shares)	26,362	1,683,456
Beijing New Building Materials PLC (A Shares)	96,100	368,959
Beijing Shiji Information Technology Co. Ltd. (A Shares)	100,120	278,005
Beijing Tongrentang Co. Ltd. (A Shares)	78,400	660,516
Beijing United Information Technology Co. Ltd. (A Shares)	28,435	247,696
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	34,505	524,584
Beijing Yanjing Brewery Co. Ltd. (A Shares)	161,500	306,244
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	13,200	135,458
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	23,500	218,416
Betta Pharmaceuticals Co. Ltd. (A Shares)	23,800	234,878
BGI Genomics Co. Ltd.	23,600	212,216
Bilibili, Inc. Class Z (a)	177,432	3,609,528
Bloomage Biotechnology Corp. Ltd. (A Shares)	27,490	396,113
BOC Aviation Ltd. Class A (b)	196,300	1,555,867
BOC International China Co. Ltd.	158,600	246,941
BOE Technology Group Co. Ltd. (A Shares)	1,204,000	701,293
Bosideng International Holdings Ltd.	3,034,000	1,496,301
BTG Hotels Group Co. Ltd.	64,200	201,400
By-Health Co. Ltd. (A Shares)	97,000	335,206
BYD Co. Ltd.:
(A Shares)	84,900	3,153,351
(H Shares)	766,000	23,229,909
BYD Electronic International Co. Ltd.	632,000	1,916,690
C&D International Investment Group Ltd.	592,000	1,823,142
Caitong Securities Co. Ltd.	263,490	296,374
Canmax Technologies Co. Ltd. (A Shares)	36,400	256,728
CECEP Solar Energy Co. Ltd. (A Shares)	215,700	217,616
CECEP Wind-Power Corp. (A Shares)	367,510	203,433
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	48,300	227,568
CGN Power Co. Ltd. (H Shares) (b)	9,257,000	2,444,431
Changchun High & New Technology Industry Group, Inc. (A Shares)	23,100	545,596
Changjiang Securities Co. Ltd. (A Shares)	313,600	257,689
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	16,300	258,705
Chaozhou Three-Circle Group Co. (A Shares)	109,200	478,787
Chengtun Mining Group Co. Ltd. (A Shares)	180,500	137,265
Chengxin Lithium Group Co. Ltd. (A Shares)	52,000	239,509
China Baoan Group Co. Ltd. (A Shares)	147,300	227,831
China Cinda Asset Management Co. Ltd. (H Shares)	8,397,000	998,829
China CITIC Bank Corp. Ltd.:
(A Shares)	74,600	70,232
(H Shares)	8,041,000	4,349,901
China Coal Energy Co. Ltd. (H Shares)	1,947,000	1,672,883
China Communications Services Corp. Ltd. (H Shares)	2,148,000	1,177,028
China Conch Venture Holdings Ltd.	1,537,500	2,453,122
China Construction Bank Corp.:
(A Shares)	654,500	597,833
(H Shares)	89,278,000	59,684,702
China CSSC Holdings Ltd. (A Shares)	255,500	960,660
China Eastern Airlines Corp. Ltd. (A Shares) (a)	652,800	490,000
China Energy Engineering Corp. Ltd. (A Shares)	1,850,700	726,569
China Everbright Bank Co. Ltd.:
(A Shares)	2,206,400	1,022,716
(H Shares)	2,908,000	931,317
China Everbright International Ltd.	3,509,333	1,489,798
China Feihe Ltd. (b)	3,404,000	2,298,682
China Galaxy Securities Co. Ltd.:
(A Shares)	173,600	271,445
(H Shares)	3,469,500	1,884,461
China Gas Holdings Ltd.	2,804,000	3,607,262
China Great Wall Securities Co. Ltd. (A Shares)	190,100	240,655
China Greatwall Technology Group Co. Ltd. (A Shares)	184,300	309,756
China Hongqiao Group Ltd.	2,208,000	2,174,829
China Huishan Dairy Holdings Co. Ltd. (a)(c)	888,000	1
China International Capital Corp. Ltd.	69,800	426,460
China International Capital Corp. Ltd. (H Shares) (b)	1,417,200	2,977,911
China Jinmao Holdings Group Ltd.	5,652,022	1,055,920
China Jushi Co. Ltd. (A Shares)	227,104	479,927
China Liansu Group Holdings Ltd.	1,034,000	893,918
China Life Insurance Co. Ltd.:
(A Shares)	126,900	717,423
(H Shares)	7,031,000	13,507,644
China Literature Ltd. (a)(b)	378,000	1,746,392
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,121,000	3,275,383
China Medical System Holdings Ltd.	1,255,000	2,083,450
China Meheco Co. Ltd. (A Shares)	85,560	176,404
China Meidong Auto Holding Ltd.	632,000	980,742
China Mengniu Dairy Co. Ltd.	2,967,000	11,976,513
China Merchants Bank Co. Ltd.:
(A Shares)	1,125,500	5,490,524
(H Shares)	3,674,846	17,738,945
China Merchants Energy Shipping Co. Ltd. (A Shares)	464,700	446,662
China Merchants Holdings International Co. Ltd.	1,320,126	1,958,833
China Merchants Securities Co. Ltd. (A Shares)	29,000	58,723
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	442,300	874,539
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	56,100	275,014
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,853,800	1,500,134
(H Shares)	4,941,540	1,815,250
China National Building Materials Co. Ltd. (H Shares)	3,644,000	2,734,131
China National Chemical Engineering Co. Ltd. (A Shares)	348,800	535,458
China National Nuclear Power Co. Ltd. (A Shares)	1,065,500	1,065,678
China National Software & Service Co. Ltd. (A Shares)	37,700	311,283
China Northern Rare Earth Group High-Tech Co. Ltd.	207,600	757,932
China Oilfield Services Ltd. (H Shares)	1,722,000	2,025,458
China Overseas Land and Investment Ltd.	3,587,500	9,098,418
China Overseas Property Holdings Ltd.	1,220,000	1,354,811
China Pacific Insurance (Group) Co. Ltd.	347,800	1,573,791
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,511,600	7,502,232
China Petroleum & Chemical Corp.:
(A Shares)	2,981,800	2,900,928
(H Shares)	22,063,000	14,460,436
China Power International Development Ltd.	4,608,563	1,749,405
China Railway Group Ltd.:
(A Shares)	1,038,600	1,398,589
(H Shares)	4,103,000	3,154,548
China Railway Signal & Communications Corp. (A Shares)	409,620	386,917
China Resource Gas Group Ltd.	871,500	2,750,749
China Resources Beer Holdings Co. Ltd.	1,508,878	11,655,754
China Resources Cement Holdings Ltd.	2,280,000	1,032,209
China Resources Land Ltd.	3,000,744	13,973,733
China Resources Microelectronics Ltd. (A Shares)	62,643	520,344
China Resources Mixc Lifestyle Services Ltd. (b)	638,600	3,385,606
China Resources Pharmaceutical Group Ltd. (b)	1,461,500	1,451,800
China Resources Power Holdings Co. Ltd.	1,791,691	3,900,920
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	56,500	482,492
China Ruyi Holdings Ltd. (a)	5,180,000	1,260,946
China Shenhua Energy Co. Ltd.:
(A Shares)	377,100	1,589,484
(H Shares)	3,147,000	10,452,918
China Southern Airlines Ltd.:
(A Shares) (a)	358,800	402,739
(H Shares) (a)	2,174,000	1,522,762
China State Construction Engineering Corp. Ltd. (A Shares)	2,395,180	2,280,405
China State Construction International Holdings Ltd.	1,883,000	2,341,137
China Taiping Insurance Group Ltd.	1,342,177	1,541,696
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,612,800	1,266,927
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	110,800	2,591,079
(H Shares) (a)(b)(d)	63,000	1,347,656
China Tower Corp. Ltd. (H Shares) (b)	41,360,000	5,278,502
China Traditional Chinese Medicine Holdings Co. Ltd.	2,568,000	1,403,817
China United Network Communications Ltd. (A Shares)	1,818,200	1,432,712
China Vanke Co. Ltd.:
(A Shares)	610,900	1,338,690
(H Shares)	1,863,800	2,913,668
China Yangtze Power Co. Ltd. (A Shares)	1,296,100	4,107,168
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	29,600	385,515
China Zheshang Bank Co. Ltd. (a)	955,700	426,249
ChinaSoft International Ltd.	2,544,000	1,695,939
Chongqing Brewery Co. Ltd. (A Shares)	27,700	418,536
Chongqing Changan Automobile Co. Ltd. (A Shares)	473,576	818,777
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	51,000	190,463
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	477,100	267,382
(H Shares)	282,000	109,001
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	91,400	1,078,409
Chow Tai Fook Jewellery Group Ltd.	1,867,000	3,749,332
CITIC Pacific Ltd.	5,428,000	6,813,720
CITIC Securities Co. Ltd.:
(A Shares)	797,195	2,431,869
(H Shares)	1,782,925	3,754,130
Cmoc Group Ltd.:
(A Shares)	790,400	683,731
(H Shares)	3,612,000	2,214,237
CNGR Advanced Material Co. Ltd.	31,800	285,455
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	170,220	155,641
Contemporary Amperex Technology Co. Ltd.	251,280	8,428,064
COSCO Shipping Development Co. Ltd. (A Shares)	568,000	214,032
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares) (a)	95,800	182,931
(H Shares) (a)	156,000	160,365
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	646,510	1,042,275
(H Shares)	3,041,550	3,532,819
Cosco Shipping Ports Ltd.	1,792,977	1,179,772
Country Garden Holdings Co. Ltd. (d)	11,650,958	3,001,286
Country Garden Services Holdings Co. Ltd.	2,052,000	3,224,822
CRRC Corp. Ltd.:
(A Shares)	1,304,500	1,321,452
(H Shares)	4,120,000	2,666,063
CSC Financial Co. Ltd. (A Shares)	246,700	906,564
CSPC Pharmaceutical Group Ltd.	8,369,840	8,522,983
Daan Gene Co. Ltd.	79,996	180,499
Dajin Heavy Industry Co. Ltd.	36,400	160,801
Dali Foods Group Co. Ltd. (b)	1,924,500	800,891
Daqin Railway Co. Ltd. (A Shares)	850,300	948,079
Daqo New Energy Corp. ADR (a)	56,140	2,577,949
DaShenLin Pharmaceutical Group Co. Ltd.	54,256	270,629
Datang International Power Generation Co. Ltd. (A Shares) (a)	466,400	210,190
DHC Software Co. Ltd. (A Shares)	182,900	206,196
Do-Fluoride New Materials Co. Ltd. (A Shares)	61,180	180,250
Dong-E-E-Jiao Co. Ltd. (A Shares)	37,500	279,539
Dongfang Electric Corp. Ltd. (A Shares)	158,600	400,757
Dongfeng Motor Group Co. Ltd. (H Shares)	2,722,000	1,302,342
Dongxing Securities Co. Ltd. (A Shares)	183,700	221,831
Dongyue Group Co. Ltd.	1,366,000	1,390,061
East Buy Holding Ltd. (a)(b)(d)	376,000	1,303,498
East Money Information Co. Ltd. (A Shares)	905,517	2,115,126
Ecovacs Robotics Co. Ltd. Class A	32,900	331,876
ENN Energy Holdings Ltd.	741,200	10,163,044
ENN Natural Gas Co. Ltd. (A Shares)	147,200	433,063
Eve Energy Co. Ltd. (A shares)	116,555	1,108,309
Everbright Securities Co. Ltd. (A Shares)	222,800	490,299
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	215,681	201,648
Far East Horizon Ltd.	1,421,000	1,278,363
Far East Horizon Ltd. rights (a)	11,941	0
FAW Jiefang Group Co. Ltd. (A Shares)	177,500	209,384
First Capital Securities Co. Ltd. (A Shares)	239,300	205,385
Flat Glass Group Co. Ltd. (d)	275,000	773,108
Flat Glass Group Co. Ltd. (A Shares)	161,000	715,210
Focus Media Information Technology Co. Ltd. (A Shares)	825,920	770,941
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	220,664	2,258,950
Fosun International Ltd.	2,329,000	1,633,383
Foxconn Industrial Internet Co. Ltd. (A Shares)	566,896	1,323,726
Fujian Sunner Development Co. Ltd. A Shares	71,200	220,547
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	171,100	841,687
(H Shares) (b)	496,400	2,019,496
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	4,100	310,980
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	119,100	1,123,439
(H Shares) (b)	187,840	1,239,323
Gaona Aero Material Co., Ltd. (A Shares)	27,700	152,843
GCL Technology Holdings Ltd.	19,006,000	4,772,238
GD Power Development Co. Ltd. (A Shares) (a)	1,011,800	565,818
GDS Holdings Ltd. Class A (a)	818,292	1,584,373
Geely Automobile Holdings Ltd.	5,645,000	7,007,952
GEM Co. Ltd. (A Shares)	293,900	299,311
Gemdale Corp. (A Shares)	258,000	305,117
Genscript Biotech Corp. (a)	1,082,000	2,860,136
GF Securities Co. Ltd.:
(A Shares)	262,300	583,387
(H Shares)	1,144,000	1,642,838
Gigadevice Semiconductor Beijing, Inc. (A Shares)	38,084	599,989
Ginlong Technologies Co. Ltd. (A Shares)	22,650	374,055
GoerTek, Inc. (A Shares)	195,200	502,293
GoodWe Technologies Co. Ltd. (A Shares)	6,837	257,888
Gotion High-tech Co. Ltd. (A Shares)	101,400	404,475
Great Wall Motor Co. Ltd.:
(A Shares)	130,400	508,987
(H Shares) (d)	2,842,500	3,449,591
Greentown China Holdings Ltd.	828,500	995,728
Greentown Service Group Co. Ltd.	1,362,000	836,698
GRG Banking Equipment Co. Ltd. (A Shares)	141,900	243,286
Guangdong Haid Group Co. Ltd. (A Shares)	94,900	754,603
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	172,300	194,035
Guangdong Investment Ltd.	2,790,000	2,667,175
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	18,300	185,126
Guanghui Energy Co. Ltd. (A Shares)	375,700	506,847
Guangzhou Automobile Group Co. Ltd.	362,400	559,519
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,536,000	1,582,761
Guangzhou Baiyunshan Pharma Health (A Shares)	80,300	389,352
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	26,300	198,645
Guangzhou Haige Communications Group (A Shares)	131,500	187,736
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	26,700	316,576
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	39,700	379,524
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	110,000	681,151
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	236,117	235,797
Guolian Securities Co. Ltd.	135,900	202,784
Guosen Securities Co. Ltd. (A Shares)	363,300	495,347
Guotai Junan Securities Co. Ltd. (A Shares)	138,000	302,572
Guoyuan Securities Co. Ltd. (A Shares)	248,610	252,281
H World Group Ltd. ADR	180,718	8,475,674
Haidilao International Holding Ltd. (b)	1,045,000	2,554,924
Haier Smart Home Co. Ltd.	2,231,800	7,274,738
Haier Smart Home Co. Ltd. (A Shares)	288,200	990,944
Haitian International Holdings Ltd.	592,000	1,538,183
Haitong Securities Co. Ltd.:
(A Shares)	360,200	484,022
(H Shares)	3,158,400	2,097,828
Hanergy Mobile Energy Holding (a)(c)	1,618,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	177,800	237,266
Hangzhou Chang Chuan Technology Co. Ltd.	34,500	240,945
Hangzhou First Applied Material Co. Ltd. (A Shares)	76,060	541,643
Hangzhou Lion Electronics Co. Ltd. (A Shares)	38,500	257,692
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	56,200	327,386
Hangzhou Robam Appliances Co. Ltd. (A Shares)	54,500	205,767
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	80,600	384,999
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	31,400	414,187
(H Shares) (b)	98,300	818,859
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,106,000	2,017,679
Heilongjiang Agriculture Co. Ltd. (A Shares)	102,200	201,003
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	128,500	303,580
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	198,223	716,212
Hengan International Group Co. Ltd.	592,000	2,644,145
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	92,900	255,822
Hengli Petrochemical Co. Ltd. (A Shares)	333,940	764,879
Hengtong Optic-electric Co. Ltd. (A Shares)	137,500	290,366
Hengyi Petrochemical Co. Ltd. (A Shares)	208,820	231,911
Hesteel Co. Ltd. (A Shares)	593,500	198,555
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	30,700	793,805
Hongfa Technology Co. Ltd. (A Shares)	29,440	133,454
Hoshine Silicon Industry Co. Ltd. (A Shares)	45,000	477,818
Hoyuan Green Energy Co. Ltd. (A Shares)	23,440	302,761
Hua Hong Semiconductor Ltd. (a)(b)	547,000	2,247,684
Huadian Power International Corp. Ltd. (A Shares)	463,600	424,397
Huadong Medicine Co. Ltd. (A Shares)	100,280	602,069
Huafon Chemical Co. Ltd. (A Shares)	281,500	293,680
Huaibei Mining Holdings Co. Ltd. (A Shares)	141,600	278,975
Hualan Biological Engineer, Inc. (A Shares)	104,260	351,901
Huaneng Power International, Inc.:
(A Shares) (a)	491,200	689,840
(H Shares) (a)	3,746,000	2,334,413
Huatai Securities Co. Ltd.:
(A Shares)	265,400	540,628
(H Shares) (b)	1,715,800	2,216,160
HUAXI Securities Co. Ltd.	149,400	191,418
Huaxia Bank Co. Ltd. (A Shares)	758,200	632,677
Huaxin Cement Co. Ltd. (A Shares)	77,200	165,075
Huayu Automotive Systems Co. Ltd. (A Shares)	180,300	428,104
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	29,000	200,731
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	52,700	240,857
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	63,500	227,671
Huizhou Desay SV Automotive Co. Ltd.	31,700	475,179
Humanwell Healthcare Group Co. Ltd. (A Shares)	93,300	364,826
Hunan Changyuan Lico Co. Ltd. (A Shares)	109,593	176,805
Hunan Valin Steel Co. Ltd. (A Shares)	395,400	302,483
Hundsun Technologies, Inc. (A Shares)	108,552	778,099
Hygeia Healthcare Holdings Co. (b)(d)	315,000	2,321,299
iFlytek Co. Ltd. (A Shares)	132,800	1,166,326
IMEIK Technology Development Co. Ltd. (A Shares)	12,400	977,509
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,398,700	3,006,355
(H Shares)	51,469,000	27,690,541
Industrial Bank Co. Ltd. (A Shares)	1,187,000	2,963,698
Industrial Securities Co. Ltd. (A Shares)	491,110	478,510
Ingenic Semiconductor Co. Ltd. (A Shares)	27,400	351,378
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	174,200	745,592
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	2,607,900	688,178
Inner Mongolia Dian Tou Energy Corp. Ltd.	110,400	215,585
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	67,000	140,353
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	479,600	301,648
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	798,604	1,184,471
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	206,400	219,678
Innovent Biologics, Inc. (a)(b)	999,000	4,803,264
Inspur Electronic Information Industry Co. Ltd. (A Shares)	83,696	499,184
iQIYI, Inc. ADR (a)	406,711	2,480,937
iRay Technology Co. Ltd. (A Shares)	5,601	223,387
JA Solar Technology Co. Ltd. (A Shares)	188,272	1,101,027
Jafron Biomedical Co. Ltd. (A Shares)	46,190	192,615
Jason Furniture Hangzhou Co. Ltd. (A Shares)	46,710	250,990
JCET Group Co. Ltd. (A Shares)	101,500	405,914
JD Health International, Inc. (a)(b)	1,037,750	7,488,533
JD.com, Inc. Class A	2,022,557	36,098,284
Jiangsu Eastern Shenghong Co. Ltd.	236,300	433,919
Jiangsu Expressway Co. Ltd. (H Shares)	1,166,000	1,181,111
Jiangsu Hengli Hydraulic Co. Ltd.	74,576	665,422
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	364,575	2,570,784
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	71,700	621,587
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	20,600	354,205
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	86,200	1,868,032
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	17,700	236,076
Jiangsu Yoke Technology Co. Ltd. (A Shares)	27,200	266,718
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	57,300	261,957
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	194,900	412,683
Jiangxi Copper Co. Ltd.:
(A Shares)	144,100	427,094
(H Shares)	1,000,000	1,778,944
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	97,000	176,418
JiuGui Liquor Co. Ltd. (A Shares)	18,600	301,298
Jiumaojiu International Holdings Ltd. (b)	682,000	1,532,395
Jizhong Energy Resources Co. Ltd. (A Shares)	203,000	217,780
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	106,800	200,355
Joinn Laboratories China Co. Ltd. (A Shares)	25,476	182,898
Jointown Pharmaceutical Group (A Shares)	107,100	256,973
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	44,900	239,248
JOYY, Inc. ADR	43,769	1,331,891
Juewei Food Co. Ltd.	34,800	200,797
Juneyao Airlines Co. Ltd. (A shares) (a)	105,600	274,446
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	10,350	0
Kanzhun Ltd. ADR (a)	170,529	3,153,081
KE Holdings, Inc. ADR (a)	622,717	9,770,430
Keda Industrial Group Co. Ltd.	111,200	202,613
Kingboard Chemical Holdings Ltd.	630,500	1,931,052
Kingdee International Software Group Co. Ltd. (a)	2,437,000	3,747,287
Kingsoft Corp. Ltd.	886,800	3,898,127
Kuaishou Technology Class B (a)(b)	1,652,900	10,942,432
Kuang-Chi Technologies Co. Ltd. (A Shares)	123,000	313,062
Kunlun Energy Co. Ltd.	3,660,000	3,392,849
Kweichow Moutai Co. Ltd. (A Shares)	71,800	18,320,094
Lb Group Co. Ltd. (A Shares)	136,173	341,704
Lenovo Group Ltd.	6,788,000	6,944,641
Lens Technology Co. Ltd. (A Shares)	284,000	480,077
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	103,100	356,915
Li Auto, Inc. Class A (a)	1,051,148	12,449,648
Li Ning Co. Ltd.	2,209,000	15,797,925
Liaoning Port Co. Ltd. (A Shares)	1,091,500	256,177
Lingyi iTech Guangdong Co. (A Shares) (a)	400,500	344,323
Livzon Pharmaceutical Group, Inc. (A Shares)	35,900	186,036
Longfor Properties Co. Ltd. (b)	1,764,500	4,828,552
LONGi Green Energy Technology Co. Ltd.	433,148	2,193,107
Lufax Holding Ltd. ADR	638,497	1,085,445
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	18,840	111,364
Luxi Chemical Group Co. Ltd.	109,500	190,205
Luxshare Precision Industry Co. Ltd. (A Shares)	405,428	1,536,903
Luzhou Laojiao Co. Ltd. (A Shares)	84,100	2,754,472
Mango Excellent Media Co. Ltd. (A Shares)	106,907	555,924
Maxscend Microelectronics Co. Ltd. (A Shares)	30,476	448,964
Meihua Holdings Group Co. Ltd. (A Shares)	173,800	240,374
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	223,760	227,217
Meituan Class B (a)(b)	4,639,220	79,286,391
Metallurgical Corp. China Ltd. (A Shares)	1,018,300	661,299
Microport Scientific Corp. (a)(d)	596,400	1,323,345
Ming Yang Smart Energy Group Ltd. (A Shares)	129,400	387,937
MINISO Group Holding Ltd. ADR	88,357	1,629,303
Minth Group Ltd.	698,000	2,021,120
Montage Technology Co. Ltd. (A Shares)	64,766	572,234
Muyuan Foodstuff Co. Ltd. (A Shares)	304,040	2,107,400
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	92,235	193,782
NARI Technology Co. Ltd. (A Shares)	381,912	1,446,993
NAURA Technology Group Co. Ltd.	30,200	1,466,550
NavInfo Co. Ltd. (A Shares)	136,800	234,790
NetEase, Inc.	1,842,650	32,803,595
New China Life Insurance Co. Ltd.	79,100	445,757
New China Life Insurance Co. Ltd. (H Shares)	884,900	2,533,953
New Hope Liuhe Co. Ltd. (A Shares) (a)	259,800	489,378
New Oriental Education & Technology Group, Inc. (a)	1,427,610	6,483,510
Ninestar Corp. (A Shares)	80,900	463,987
Ningbo Deye Technology Co. Ltd. (A Shares)	11,400	415,414
Ningbo Joyson Electronic Corp. (A shares)	78,600	175,640
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	39,200	266,429
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	25,626	247,513
Ningbo Shanshan Co. Ltd. (A Shares)	129,000	283,802
Ningbo Tuopu Group Co. Ltd. (A Shares)	63,000	463,169
Ningxia Baofeng Energy Group Co. Ltd.	418,900	800,653
NIO, Inc. sponsored ADR (a)(d)	1,281,314	10,083,941
Nongfu Spring Co. Ltd. (H Shares) (b)	1,639,600	8,896,065
North Industries Group Red Arrow Co. Ltd. (A Shares)	79,600	209,812
Offcn Education Technology Co. A Shares (a)	352,700	251,243
Offshore Oil Enginering Co. Ltd. (A Shares)	253,600	247,604
Oppein Home Group, Inc. (A Shares)	28,960	483,493
Orient Securities Co. Ltd. (A Shares)	426,108	662,373
Ovctek China, Inc. (A Shares)	51,120	239,769
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	492,500	299,870
PDD Holdings, Inc. ADR (a)	472,940	32,230,861
People's Insurance Co. of China Group Ltd.:
(A Shares)	305,500	275,395
(H Shares)	8,185,000	3,219,163
Perfect World Co. Ltd. (A Shares)	111,300	353,966
PetroChina Co. Ltd.:
(A Shares)	1,579,300	1,808,582
(H Shares)	19,166,000	13,313,371
Pharmaron Beijing Co. Ltd.:
(A Shares)	50,750	360,089
(H Shares) (b)	194,950	845,190
PICC Property & Casualty Co. Ltd. (H Shares)	6,437,840	7,786,301
Ping An Bank Co. Ltd. (A Shares)	1,108,700	2,017,816
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	465,000	1,162,373
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	525,494	3,949,469
(H Shares)	5,935,500	43,302,563
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	132,900	185,426
Poly Developments & Holdings (A Shares)	684,100	1,378,652
Pop Mart International Group Ltd. (b)(d)	517,200	1,254,631
Porton Pharma Solutions Ltd. (A Shares)	31,200	155,349
Postal Savings Bank of China Co. Ltd.	1,272,300	1,016,510
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	7,766,000	5,063,377
Power Construction Corp. of China Ltd. (A Shares)	983,900	1,096,960
Pylon Technologies Co. Ltd. (Series A)	9,989	350,978
Qifu Technology, Inc. ADR	110,753	1,953,683
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	310,100	918,168
Raytron Technology Co. Ltd. (A Shares)	25,358	190,216
Risen Energy Co. Ltd. (A Shares) (a)	65,200	234,921
Riyue Heavy Industry Co. Ltd. (A Shares)	58,500	183,784
Rongsheng Petrochemical Co. Ltd. (A Shares)	578,100	1,106,990
SAIC Motor Corp. Ltd. (A Shares)	445,400	911,986
Sailun Group Co. Ltd. A Shares	175,200	261,247
Sangfor Technologies, Inc.	23,800	410,945
Sany Heavy Equipment International Holdings Co. Ltd.	1,018,000	1,350,270
Sany Heavy Industry Co. Ltd. (A Shares)	485,200	1,160,237
Satellite Chemical Co. Ltd. (A Shares)	192,056	394,969
SDIC Capital Co. Ltd.	366,000	385,815
Sealand Securities Co. Ltd. (A Shares)	308,700	156,097
Seazen Holdings Co. Ltd. (A Shares) (a)	128,800	277,733
SF Holding Co. Ltd. (A Shares)	279,600	2,286,374
SG Micro Corp. (A Shares)	20,350	366,213
Shaanxi Coal Industry Co. Ltd. (A Shares)	554,500	1,572,890
Shan Xi Hua Yang Group New Energy Co. Ltd.	137,800	279,810
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	63,243	197,222
Shandong Gold Mining Co. Ltd.:
(A Shares)	382,784	1,426,026
(H Shares) (b)	344,500	734,344
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	121,120	559,638
Shandong Linglong Tyre Co. Ltd. (A Shares)	84,400	269,456
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	669,600	329,330
Shandong Sun Paper Industry JSC Ltd. (A Shares)	154,100	254,178
Shandong Weifang Rainbow Chemical Co. Ltd.	15,800	169,523
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,303,200	3,930,162
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	74,400	337,005
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	60,040	356,658
Shanghai Baosight Software Co. Ltd.	413,237	1,414,991
Shanghai Baosight Software Co. Ltd. (A Shares)	84,740	662,702
Shanghai Construction Group Co. Ltd. (A Shares)	505,800	208,819
Shanghai Electric Group Co. Ltd. (A Shares) (a)	718,100	488,126
Shanghai Electric Power Co. Ltd. (A Shares) (a)	159,000	240,942
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	104,800	482,197
(H Shares)	492,500	1,407,861
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	8,130	230,211
Shanghai Fudan Microelectronics Group Co. Ltd.:
(A Shares)	8,870	70,959
(H Shares)	329,000	995,998
Shanghai International Airport Co. Ltd. (A Shares) (a)	71,200	554,231
Shanghai International Port Group Co. Ltd. (A Shares)	536,800	445,654
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	52,300	405,252
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	43,651	333,671
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	142,460	253,848
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,011,403	765,884
Shanghai M&G Stationery, Inc. (A Shares)	53,200	357,312
Shanghai Medicilon, Inc. (A Shares)	4,926	107,170
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	151,500	502,811
(H Shares)	725,500	1,474,922
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,677,200	1,846,307
Shanghai Putailai New Energy Technology Co. Ltd.	79,424	601,803
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	384,800	365,838
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	551,700	472,150
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	313,200	362,993
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	171,100	500,026
Shanxi Meijin Energy Co. Ltd. (A Shares)	247,600	284,012
Shanxi Securities Co. Ltd. (A Shares)	204,030	173,952
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	328,300	190,254
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	69,740	2,511,490
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	234,460	349,217
Shenghe Resources Holding Co. Ltd. (A Shares)	100,300	200,524
Shengyi Technology Co. Ltd.	132,800	308,935
Shennan Circuits Co. Ltd. (A Shares)	29,140	347,433
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,281,000	838,846
Shenzhen Capchem Technology Co. Ltd. (A Shares)	42,280	299,042
Shenzhen Dynanonic Co. Ltd. (A Shares)	9,900	235,066
Shenzhen Energy Group Co. Ltd. (A Shares)	264,360	245,831
Shenzhen Inovance Technology Co. Ltd. (A Shares)	151,850	1,360,107
Shenzhen International Holdings Ltd.	1,347,836	1,213,413
Shenzhen Kangtai Biological Products Co. Ltd.	63,900	280,771
Shenzhen Kedali Industry Co. Ltd.	13,400	266,562
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	33,300	225,375
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	69,300	3,133,034
Shenzhen New Industries Biomedical Engineering Co. Ltd.	44,900	343,497
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	468,800	340,205
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	63,800	332,050
Shenzhen SC New Energy Technology Corp. (A Shares)	19,900	296,756
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	73,138	182,795
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	45,900	146,686
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	45,917	725,441
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	53,100	194,896
Shenzhou International Group Holdings Ltd.	773,800	7,432,477
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	95,460	435,362
Sichuan Chuantou Energy Co. Ltd. (A Shares)	208,200	433,730
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	502,100	201,022
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	81,000	373,122
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	84,100	178,664
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	295,900	679,431
Sichuan Swellfun Co. Ltd. (A Shares)	27,900	265,123
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	65,800	179,169
Sieyuan Electric Co. Ltd. (A Shares)	43,600	290,365
Silergy Corp.	303,000	4,779,309
Sinoma Science & Technology Co. Ltd. (A Shares)	95,600	292,497
Sinomine Resource Group Co. Ltd. (A Shares)	26,200	289,016
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	420,700	210,533
Sinopharm Group Co. Ltd. (H Shares)	1,245,600	4,412,262
SKSHU Paint Co. Ltd. (A Shares) (a)	21,480	319,114
Smoore International Holdings Ltd. (b)(d)	1,722,000	2,013,045
Songcheng Performance Development Co. Ltd. (A Shares)	149,980	316,741
Soochow Securities Co. Ltd. (A Shares)	284,045	298,329
Southwest Securities Co. Ltd. (A Shares)	377,900	210,481
StarPower Semiconductor Ltd. (A Shares)	9,700	340,789
Sungrow Power Supply Co. Ltd. (A Shares)	84,800	1,388,322
Sunny Optical Technology Group Co. Ltd.	666,200	7,039,942
Sunwoda Electronic Co. Ltd. (A Shares)	97,600	238,102
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	97,600	349,701
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	9,840	391,784
TAL Education Group ADR (a)	421,892	2,472,287
Tangshan Jidong Cement Co. Ltd. A Shares	148,500	175,535
TBEA Co. Ltd. (A Shares)	220,200	721,529
TCL Technology Group Corp. (A Shares)	971,900	563,325
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	184,500	1,111,881
Tencent Holdings Ltd.	5,824,900	258,719,433
Tencent Music Entertainment Group ADR (a)	665,430	4,930,836
Thunder Software Technology Co. Ltd. (A Shares)	26,100	319,743
Tianhe Chemicals Group Ltd. (a)(c)	376,000	0
Tianjin 712 Communication & Broadcasting Co. Ltd.	44,000	206,722
Tianma Microelectronics Co. Ltd. (A Shares)	138,400	197,729
Tianqi Lithium Corp. (A Shares) (a)	84,400	873,481
Tianshan Aluminum Group Co. Ltd.	221,100	232,482
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	52,300	148,798
Tingyi (Cayman Islands) Holding Corp.	1,844,000	3,222,484
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	102,700	204,991
Toly Bread Co. Ltd.	91,502	151,911
Tongcheng Travel Holdings Ltd. (a)	1,140,800	2,426,717
TongFu Microelectronics Co. Ltd. (A Shares) (a)	86,400	224,445
Tongkun Group Co. Ltd. (A Shares)	137,300	256,799
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	601,800	287,011
Tongwei Co. Ltd. (A Shares)	178,300	1,030,325
Topchoice Medical Corp. (a)	18,300	316,504
Topsports International Holdings Ltd. (b)	1,725,000	1,537,731
TravelSky Technology Ltd. (H Shares)	870,000	1,736,631
Trina Solar Co. Ltd. (A Shares)	123,936	884,134
Trip.com Group Ltd. ADR (a)	509,992	18,109,816
Tsingtao Brewery Co. Ltd.:
(A Shares)	55,300	937,042
(H Shares)	548,000	5,866,686
Uni-President China Holdings Ltd.	1,181,000	1,179,191
Unigroup Guoxin Microelectronics Co. Ltd.	48,519	745,695
Unisplendour Corp. Ltd. (A Shares)	163,403	702,347
Vipshop Holdings Ltd. ADR (a)	389,081	6,108,572
Walvax Biotechnology Co. Ltd. (A Shares)	91,700	424,182
Wanda Film Holding Co. Ltd. (A Shares) (a)	125,000	258,751
Wanhua Chemical Group Co. Ltd. (A Shares)	179,300	2,395,902
Want Want China Holdings Ltd.	4,445,000	2,834,822
Weibo Corp. sponsored ADR (a)	66,471	1,163,907
Weichai Power Co. Ltd.:
(A Shares)	310,600	518,706
(H Shares)	1,877,200	2,774,767
Weihai Guangwei Composites Co. Ltd. (A Shares)	29,600	223,425
Wens Foodstuffs Group Co. Ltd. (A Shares)	374,280	1,072,403
Western Mining Co. Ltd. (A Shares)	136,100	259,817
Western Securities Co. Ltd. (A Shares)	253,600	246,111
Western Superconducting Technologies Co. Ltd. (A Shares)	26,516	299,509
Will Semiconductor Ltd.	67,535	895,058
Wingtech Technology Co. Ltd. (A Shares)	71,100	542,864
Wuchan Zhongda Group Co. Ltd.	350,000	276,497
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	9,700	137,259
Wuhan Guide Infrared Co. Ltd. (A Shares)	186,730	298,725
Wuliangye Yibin Co. Ltd. (A Shares)	221,900	5,434,069
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	108,390	344,459
WuXi AppTec Co. Ltd.	147,244	1,443,291
WuXi AppTec Co. Ltd. (H Shares) (b)	325,522	2,862,944
Wuxi Autowell Technology Co. Ltd. (A Shares)	8,791	213,074
Wuxi Biologics (Cayman), Inc. (a)(b)	3,351,500	19,984,456
XCMG Construction Machinery Co. Ltd. (A Shares)	674,900	670,443
Xiamen C&D, Inc. (A Shares)	171,400	301,251
Xiamen Faratronic Co. Ltd. (A Shares)	12,800	247,199
Xiamen Tungsten Co. Ltd. (A Shares)	81,100	229,868
Xiaomi Corp. Class B (a)(b)	14,236,000	20,206,642
Xinjiang Goldwind Science & Technology Co. Ltd. (A Shares)	176,900	280,981
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	148,800	140,982
Xinyi Solar Holdings Ltd.	4,567,498	4,910,506
XPeng, Inc. Class A (a)	797,252	3,806,834
XTEP International Holdings Ltd.	1,226,500	1,430,458
Yadea Group Holdings Ltd. (b)	1,140,000	2,665,354
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	29,100	187,592
Yankuang Energy Group Co. Ltd.:
(A Shares)	171,500	855,563
(H Shares)	1,380,000	4,734,194
Yantai Jereh Oilfield Services (A Shares)	58,800	231,330
Yealink Network Technology Corp. Ltd.	51,450	491,522
Yifeng Pharmacy Chain Co. Ltd.	41,218	297,639
Yihai International Holding Ltd.	440,000	1,167,800
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	82,400	518,564
Yintai Gold Co. Ltd. (A Shares)	158,780	295,970
YongXing Special Materials Technology Co. Ltd. (A Shares)	30,810	285,393
Yonyou Network Technology Co. Ltd. (A Shares)	196,338	615,340
Youngor Group Co. Ltd. (A Shares)	274,789	272,945
Youngy Co. Ltd. (A Shares) (a)	14,900	152,532
YTO Express Group Co. Ltd. (A Shares)	196,600	492,787
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	75,600	166,834
Yuexiu Property Co. Ltd. (d)	1,297,400	1,876,903
Yum China Holdings, Inc.	390,991	23,920,829
Yunda Holding Co. Ltd. (A Shares)	165,690	291,442
Yunnan Aluminium Co. Ltd. (A Shares)	198,000	408,794
Yunnan Baiyao Group Co. Ltd. (A Shares)	102,800	865,925
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	16,100	265,909
Yunnan Energy New Material Co. Ltd.	51,000	769,750
Yunnan Tin Co. Ltd. (A Shares)	95,400	213,606
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	104,700	290,617
Zai Lab Ltd. ADR (a)	82,185	2,874,831
Zangge Mining Co. Ltd. (Series A)	90,400	299,996
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	34,500	1,359,776
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,083,500	1,724,802
Zhefu Holding Group Co. Ltd. (A Shares)	308,200	170,490
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	426,797	424,030
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	322,200	452,140
Zhejiang Chint Electric Co. Ltd. (A Shares)	122,500	462,969
Zhejiang Dahua Technology Co. Ltd. (A Shares)	173,200	589,079
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	28,860	213,644
Zhejiang Expressway Co. Ltd. (H Shares)	1,298,000	1,077,159
Zhejiang HangKe Technology, Inc. Co. (A Shares)	22,844	164,885
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	84,820	240,522
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	91,250	689,070
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	74,700	741,678
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	51,400	238,699
Zhejiang Juhua Co. Ltd. (A Shares)	154,400	339,081
Zhejiang NHU Co. Ltd. (A Shares)	176,728	437,041
Zhejiang Supcon Technology Co. Ltd. (A Shares)	28,363	396,570
Zhejiang Supor Cookware Co. Ltd.	32,800	244,615
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	96,490	255,662
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	90,600	290,158
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	29,900	200,512
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	50,000	123,737
Zheshang Securities Co. Ltd.	220,300	327,099
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	661,200	2,058,339
Zhongji Innolight Co. Ltd. (A Shares)	45,700	596,030
Zhongsheng Group Holdings Ltd. Class H	565,000	2,413,407
Zhongtai Securities Co. Ltd. (A Shares)	328,200	355,643
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	28,282	191,082
(H Shares)	531,000	2,143,115
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	23,400	139,608
Zhuzhou Kibing Group Co. Ltd. (A Shares)	154,400	230,191
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	162,000	167,341
Zijin Mining Group Co. Ltd.:
(A Shares)	1,107,100	2,064,159
(H Shares)	5,426,000	9,186,520
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	102,200	95,914
(H Shares)	490,000	267,464
ZTE Corp.:
(A Shares)	161,400	832,933
(H Shares)	820,080	2,641,302
ZTO Express, Inc. sponsored ADR	394,023	10,906,557
TOTAL CHINA		1,903,537,045
Colombia - 0.1%
Bancolombia SA	232,513	1,781,709
Bancolombia SA sponsored ADR	9,406	230,447
Interconexion Electrica SA ESP	420,976	1,630,856
TOTAL COLOMBIA		3,643,012
Czech Republic - 0.2%
CEZ A/S	150,233	8,069,724
Komercni Banka A/S	68,130	2,196,708
MONETA Money Bank A/S (b)	289,840	1,062,796
TOTAL CZECH REPUBLIC		11,329,228
Egypt - 0.1%
Commercial International Bank SAE	2,340,143	4,044,131
Eastern Co. SAE	975,156	549,117
EFG-Hermes Holding SAE	664,234	392,306
TOTAL EGYPT		4,985,554
Greece - 0.4%
Alpha Bank SA (a)	2,054,981	2,570,075
Eurobank Ergasias Services and Holdings SA (a)	2,414,762	3,405,858
Ff Group (a)(c)	1,035	0
Hellenic Telecommunications Organization SA	186,506	2,723,020
Jumbo SA	106,861	2,460,978
Motor Oil (HELLAS) Corinth Refineries SA	56,315	1,340,356
Mytilineos SA	90,541	2,623,875
National Bank of Greece SA (a)	508,462	2,655,700
OPAP SA	188,592	3,212,735
Public Power Corp. of Greece (a)	199,967	1,723,087
Terna Energy SA	51,272	1,134,452
TOTAL GREECE		23,850,136
Hong Kong - 0.2%
Kingboard Laminates Holdings Ltd.	891,500	918,771
Nine Dragons Paper (Holdings) Ltd.	1,538,000	1,067,046
Orient Overseas International Ltd.	122,500	2,488,856
Sino Biopharmaceutical Ltd.	9,682,000	5,374,488
Vinda International Holdings Ltd.	344,000	898,823
TOTAL HONG KONG		10,747,984
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	389,333	3,153,289
OTP Bank PLC	208,473	6,342,524
Richter Gedeon PLC	131,643	3,176,837
TOTAL HUNGARY		12,672,650
India - 13.4%
ABB India Ltd.	47,338	1,984,876
ACC Ltd.	60,627	1,311,732
Adani Enterprises Ltd.	160,084	3,788,661
Adani Green Energy Ltd. (a)	295,762	3,456,300
Adani Ports & Special Economic Zone Ltd.	494,884	4,141,446
Adani Power Ltd. (a)	716,835	1,979,101
Adani Total Gas Ltd.	257,120	2,982,531
Adani Transmissions Ltd. (a)	260,879	3,293,953
Ambuja Cements Ltd.	553,063	2,692,251
Apollo Hospitals Enterprise Ltd.	94,621	5,243,285
Asian Paints Ltd.	357,968	12,752,945
AU Small Finance Bank Ltd. (b)	152,400	1,243,557
Aurobindo Pharma Ltd.	244,427	1,849,700
Avenue Supermarts Ltd. (a)(b)	150,186	6,475,368
Axis Bank Ltd.	2,122,720	22,430,884
Bajaj Auto Ltd.	63,015	3,423,810
Bajaj Finance Ltd.	254,711	19,667,404
Bajaj Finserv Ltd.	360,449	6,002,859
Bajaj Holdings & Investment Ltd.	24,846	2,087,004
Balkrishna Industries Ltd.	73,206	1,871,603
Bandhan Bank Ltd. (a)(b)	601,004	1,694,232
Bank of Baroda	950,070	2,193,629
Berger Paints India Ltd.	224,441	1,681,277
Bharat Electronics Ltd.	3,471,474	4,401,152
Bharat Forge Ltd.	244,056	2,399,847
Bharat Petroleum Corp. Ltd.	816,401	3,577,105
Bharti Airtel Ltd.	2,070,481	20,290,041
Britannia Industries Ltd.	101,641	5,673,265
Cg Power & Industrial Soluti	556,157	2,108,545
Cholamandalam Investment and Finance Co. Ltd.	381,338	4,080,341
Cipla Ltd./India	452,815	5,043,119
Coal India Ltd.	1,435,986	4,108,748
Colgate-Palmolive Ltd.	111,673	2,182,901
Container Corp. of India Ltd.	250,115	1,877,318
Dabur India Ltd.	572,420	3,740,055
Divi's Laboratories Ltd.	123,323	4,945,747
DLF Ltd.	573,882	3,005,012
Dr. Reddy's Laboratories Ltd.	108,508	6,550,202
Eicher Motors Ltd.	127,832	5,181,930
GAIL India Ltd.	2,152,620	2,832,479
Godrej Consumer Products Ltd. (a)	376,301	4,185,729
Godrej Properties Ltd. (a)	119,277	1,928,490
Grasim Industries Ltd.	244,718	5,166,247
Havells India Ltd.	228,801	3,454,978
HCL Technologies Ltd.	886,538	11,602,867
HDFC Standard Life Insurance Co. Ltd. (b)	901,982	5,861,862
Hero Motocorp Ltd.	102,734	3,225,025
Hindalco Industries Ltd.	1,270,702	6,825,073
Hindustan Petroleum Corp. Ltd. (a)	601,951	1,853,615
Hindustan Unilever Ltd.	767,304	23,119,983
Housing Development Finance Corp. Ltd.	1,617,543	55,170,842
ICICI Bank Ltd.	4,818,445	54,414,648
ICICI Lombard General Insurance Co. Ltd. (b)	225,042	2,978,033
ICICI Prudential Life Insurance Co. Ltd. (b)	330,980	1,765,556
Indian Oil Corp. Ltd.	2,693,029	2,686,644
Indian Railway Catering & Tourism Corp. Ltd.	228,430	1,733,465
Indraprastha Gas Ltd.	292,018	1,775,481
Indus Towers Ltd.	641,719	1,220,645
Info Edge India Ltd.	55,727	2,588,405
Infosys Ltd.	3,148,679	48,632,758
InterGlobe Aviation Ltd. (a)(b)	91,347	2,265,758
ITC Ltd.	2,805,330	14,644,563
Jindal Steel & Power Ltd.	339,132	2,429,181
JSW Steel Ltd. (a)	684,516	6,096,918
Jubilant Foodworks Ltd.	376,479	2,066,905
Kotak Mahindra Bank Ltd.	515,405	12,279,614
Larsen & Toubro Ltd.	642,857	18,657,687
Ltimindtree Ltd. (b)	82,822	4,506,463
Lupin Ltd.	191,701	1,667,637
Mahindra & Mahindra Ltd.	817,125	12,307,152
Marico Ltd.	489,173	2,978,148
Maruti Suzuki India Ltd.	112,972	11,910,886
Mphasis BFL Ltd.	80,360	1,794,703
MRF Ltd.	1,771	1,932,881
Muthoot Finance Ltd.	110,351	1,381,450
Nestle India Ltd.	31,465	8,391,080
NTPC Ltd.	3,594,712	7,589,861
Oil & Natural Gas Corp. Ltd.	2,370,425	4,627,802
Page Industries Ltd.	5,735	2,836,183
Petronet LNG Ltd.	695,626	2,022,553
PI Industries Ltd.	70,339	2,920,354
Pidilite Industries Ltd.	140,232	4,162,004
Power Grid Corp. of India Ltd.	2,975,081	8,660,091
Reliance Industries Ltd.	2,848,328	84,676,497
Samvardhana Motherson International Ltd.	1,937,258	1,746,754
SBI Cards & Payment Services Ltd.	216,703	2,053,074
SBI Life Insurance Co. Ltd. (b)	421,163	5,890,464
Shree Cement Ltd.	10,034	2,994,930
Shriram Transport Finance Co. Ltd.	207,162	3,389,257
Siemens Ltd.	64,777	2,740,832
SRF Ltd.	137,707	4,295,803
State Bank of India	1,661,070	11,808,432
Sun Pharmaceutical Industries Ltd.	896,068	10,850,406
Tata Consultancy Services Ltd.	855,404	33,855,519
Tata Consumer Products Ltd.	524,197	4,909,648
Tata Elxsi Ltd.	32,377	2,644,762
Tata Motors Ltd. (a)	1,559,682	9,315,585
Tata Power Co. Ltd./The	1,368,172	3,382,996
Tata Steel Ltd.	6,901,819	9,159,873
Tech Mahindra Ltd.	545,606	6,872,706
The Indian Hotels Co. Ltd.	798,920	3,326,482
Titan Co. Ltd.	332,170	10,773,428
Torrent Pharmaceuticals Ltd.	94,901	1,923,287
Trent Ltd.	170,189	2,855,869
Tube Investments of India Ltd.	99,271	3,152,864
Tvs Motor Co. Ltd.	200,415	2,800,638
Ultratech Cement Ltd.	93,698	8,683,163
United Spirits Ltd. (a)	265,928	2,537,861
UPL Ltd.	455,354	4,137,028
Varun Beverages Ltd.	210,886	3,741,638
Vedanta Ltd.	701,540	2,409,103
Wipro Ltd.	1,187,802	5,630,311
Yes Bank Ltd. (a)	10,723,725	2,065,995
Zomato Ltd. (a)	2,822,401	2,259,321
TOTAL INDIA		831,450,961
Indonesia - 2.0%
Indofood Sukses Makmur Tbk PT	3,818,000	1,680,578
PT Adaro Energy Indonesia Tbk	12,833,500	2,747,191
PT Aneka Tambang Tbk	6,153,300	885,181
PT Astra International Tbk	18,779,900	8,662,583
PT Bank Central Asia Tbk	52,594,900	32,548,434
PT Bank Mandiri (Persero) Tbk	35,066,600	12,396,046
PT Bank Negara Indonesia (Persero) Tbk	7,528,700	4,851,863
PT Bank Rakyat Indonesia (Persero) Tbk	65,396,885	22,789,457
PT Barito Pacific Tbk	23,561,188	1,343,575
PT Charoen Pokphand Indonesia Tbk	6,500,500	2,035,146
PT Indah Kiat Pulp & Paper Tbk	2,331,100	1,238,686
PT Indofood CBP Sukses Makmur Tbk	1,994,200	1,439,883
PT Kalbe Farma Tbk	18,748,000	2,714,407
PT Merdeka Copper Gold Tbk (a)	10,245,296	2,763,758
PT Sarana Menara Nusantara Tbk	17,643,400	1,235,614
PT Semen Indonesia (Persero) Tbk	2,779,199	1,130,370
PT Sumber Alfaria Trijaya Tbk	15,045,100	2,974,902
PT Telkom Indonesia Persero Tbk	45,742,800	13,249,348
PT Unilever Indonesia Tbk	6,682,300	2,007,089
PT United Tractors Tbk	1,530,200	3,020,731
PT Vale Indonesia Tbk (a)	1,898,700	907,510
TOTAL INDONESIA		122,622,352
Korea (South) - 11.1%
AMOREPACIFIC Corp.	27,270	2,524,064
BGF Retail Co. Ltd.	7,061	985,495
Celltrion Healthcare Co. Ltd.	84,472	4,404,950
Celltrion Pharm, Inc.	16,560	1,015,513
Celltrion, Inc.	95,355	11,493,830
Cheil Worldwide, Inc.	65,910	912,434
CJ CheilJedang Corp.	7,889	1,827,565
CJ Corp.	13,143	900,267
Coway Co. Ltd.	52,658	1,934,181
Db Insurance Co. Ltd.	43,041	2,706,697
Doosan Bobcat, Inc.	46,783	1,795,615
Doosan Heavy Industries & Construction Co. Ltd. (a)	386,310	4,842,374
E-Mart, Inc.	19,822	1,450,304
Ecopro BM Co. Ltd. (d)	45,663	9,173,201
F&F Co. Ltd.	16,297	1,725,069
GS Holdings Corp.	44,248	1,315,198
Hana Financial Group, Inc.	276,665	8,697,270
Hankook Tire Co. Ltd.	70,437	1,819,889
Hanmi Pharm Co. Ltd.	6,560	1,587,262
Hanon Systems	177,988	1,224,003
Hanwha Solutions Corp. (a)	95,236	3,428,232
HD Hyundai Co. Ltd.	45,223	2,006,137
HD Hyundai Heavy Industries Co. Ltd. (a)	16,798	1,382,584
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	40,293	2,563,824
HLB, Inc.	101,847	2,707,786
HMM Co. Ltd.	251,143	3,848,350
Hotel Shilla Co.	29,404	1,797,141
HYBE Co. Ltd. (a)	17,583	3,556,997
Hyundai Engineering & Construction Co. Ltd.	72,251	2,223,877
Hyundai Glovis Co. Ltd.	17,725	2,175,198
Hyundai Mipo Dockyard Co. Ltd. (a)	22,427	1,234,996
Hyundai Mobis	57,363	9,345,857
Hyundai Motor Co. Ltd.	132,254	19,598,455
Hyundai Steel Co.	82,441	2,255,049
Industrial Bank of Korea	247,234	1,862,600
Kakao Corp.	292,595	12,817,679
Kakao Games Corp. (a)	35,256	1,071,723
Kakao Pay Corp. (a)	25,008	1,028,094
KakaoBank Corp.	133,645	2,213,440
Kangwon Land, Inc.	90,812	1,286,901
KB Financial Group, Inc.	363,213	13,486,434
Kia Corp.	246,679	15,629,190
Korea Aerospace Industries Ltd.	69,200	2,843,577
Korea Electric Power Corp. (a)	244,539	3,415,466
Korea Investment Holdings Co. Ltd.	39,799	1,645,495
Korea Zinc Co. Ltd.	8,383	3,223,348
Korean Air Lines Co. Ltd.	175,392	3,009,809
KRAFTON, Inc. (a)	27,568	3,983,925
KT&G Corp.	104,654	6,709,036
Kumho Petro Chemical Co. Ltd.	16,566	1,694,686
L&F Co. Ltd. (d)	21,800	4,353,269
LG Chemical Ltd.	46,539	25,861,888
LG Corp.	87,876	5,753,901
LG Display Co. Ltd.	218,633	2,438,243
LG Electronics, Inc.	99,789	8,197,711
LG Energy Solution (a)	32,731	14,270,985
LG H & H Co. Ltd.	8,720	4,073,385
LG Innotek Co. Ltd.	13,455	2,679,021
LG Uplus Corp.	203,941	1,682,847
Lotte Chemical Corp.	19,161	2,415,951
Lotte Energy Materials Corp.	21,594	977,316
Lotte Shopping Co. Ltd.	10,762	643,696
Meritz Financial Holdings Co.	96,250	3,314,380
Mirae Asset Securities Co. Ltd.	263,542	1,369,887
NAVER Corp.	123,122	17,844,414
NCSOFT Corp.	15,499	4,387,525
Netmarble Corp. (b)	20,197	983,827
NH Investment & Securities Co. Ltd.	141,968	994,363
Orion Corp./Republic of Korea	21,832	2,367,870
Pan Ocean Co., Ltd. (Korea)	247,116	1,008,882
Pearl Abyss Corp. (a)	27,316	885,000
POSCO	67,169	19,016,673
POSCO Chemtech Co. Ltd.	25,230	6,353,351
S-Oil Corp.	42,725	2,393,883
S1 Corp.	16,068	702,022
Samsung Biologics Co. Ltd. (a)(b)	16,510	9,659,836
Samsung C&T Corp.	78,651	6,461,713
Samsung Electro-Mechanics Co. Ltd.	52,371	5,665,916
Samsung Electronics Co. Ltd.	4,466,647	219,864,390
Samsung Engineering Co. Ltd. (a)	144,838	3,162,644
Samsung Fire & Marine Insurance Co. Ltd.	28,866	4,857,941
Samsung Heavy Industries Co. Ltd. (a)	581,468	2,477,923
Samsung Life Insurance Co. Ltd.	75,268	3,732,960
Samsung SDI Co. Ltd.	51,457	26,715,328
Samsung SDS Co. Ltd.	32,654	2,872,361
Samsung Securities Co. Ltd.	59,504	1,511,092
SD Biosensor, Inc.	34,732	541,866
Shinhan Financial Group Co. Ltd.	428,313	11,217,853
SK Biopharmaceuticals Co. Ltd. (a)	29,848	1,544,093
SK Bioscience Co. Ltd. (a)(d)	20,978	1,109,064
SK Hynix, Inc.	510,749	34,378,589
SK IE Technology Co. Ltd. (a)(b)	23,125	1,345,006
SK Innovation Co., Ltd.	51,920	6,760,000
SK Square Co. Ltd. (a)	81,646	2,603,028
SK, Inc.	28,323	3,455,356
SKC Co. Ltd.	19,525	1,458,862
Woori Financial Group, Inc.	510,424	4,491,087
Yuhan Corp.	50,509	2,178,787
TOTAL KOREA (SOUTH)		689,417,052
Kuwait - 0.9%
Agility Public Warehousing Co. KSC	1,398,492	2,811,131
Boubyan Bank KSC	1,321,508	2,906,498
Gulf Bank	1,560,479	1,430,885
Kuwait Finance House KSCP	7,648,444	18,568,910
Mabanee Co. SAKC	624,540	1,548,867
Mobile Telecommunication Co.	2,020,900	3,752,299
National Bank of Kuwait	7,054,504	23,089,142
TOTAL KUWAIT		54,107,732
Luxembourg - 0.0%
Reinet Investments SCA	123,758	2,706,337
Malaysia - 1.4%
AMMB Holdings Bhd	1,621,500	1,315,001
Axiata Group Bhd	2,522,241	1,694,719
CelcomDigi Bhd	2,833,900	2,798,830
CIMB Group Holdings Bhd	6,408,020	7,280,291
Dialog Group Bhd	3,468,000	1,785,448
Gamuda Bhd	1,677,200	1,562,327
Genting Bhd	2,031,300	2,145,511
Genting Malaysia Bhd	2,828,200	1,722,523
Hap Seng Consolidated Bhd	592,100	656,613
Hong Leong Bank Bhd	612,800	2,769,445
Hong Leong Credit Bhd	200,600	815,502
IHH Healthcare Bhd	1,651,000	2,124,615
Inari Amertron Bhd	2,548,100	1,322,845
IOI Corp. Bhd	2,380,000	2,044,297
Kuala Lumpur Kepong Bhd	411,647	1,988,284
Malayan Banking Bhd	4,680,381	9,095,295
Malaysia Airports Holdings Bhd	619,606	980,648
Maxis Bhd	2,176,100	2,149,693
MISC Bhd	1,195,300	1,958,841
MR DIY Group M Sdn Bhd (b)	2,254,750	800,577
Nestle (Malaysia) Bhd	66,200	2,023,074
Petronas Chemicals Group Bhd	2,235,400	3,557,302
Petronas Dagangan Bhd	272,600	1,385,251
Petronas Gas Bhd	738,930	2,800,785
PPB Group Bhd	604,420	2,203,652
Press Metal Aluminium Holdings	3,500,100	4,055,842
Public Bank Bhd	13,669,300	11,936,710
QL Resources Bhd	1,028,450	1,303,161
RHB Bank Bhd	1,478,835	1,819,067
Sime Darby Bhd	2,505,449	1,220,810
Sime Darby Plantation Bhd	1,959,956	1,886,427
Telekom Malaysia Bhd	1,057,793	1,178,518
Tenaga Nasional Bhd	2,460,800	4,915,046
Top Glove Corp. Bhd (a)	4,936,300	1,088,577
TOTAL MALAYSIA		88,385,527
Mexico - 2.8%
Alfa SA de CV Series A	2,752,400	1,746,705
America Movil S.A.B. de CV Series L	25,747,000	27,766,864
Arca Continental S.A.B. de CV	396,000	3,768,492
Banco del Bajio SA (b)	714,100	2,349,288
CEMEX S.A.B. de CV unit (a)	14,150,218	8,499,811
Coca-Cola FEMSA S.A.B. de CV unit	482,855	3,986,216
Fibra Uno Administracion SA de CV	2,863,500	3,956,136
Fomento Economico Mexicano S.A.B. de CV unit	1,816,300	17,670,525
Gruma S.A.B. de CV Series B	194,010	3,036,805
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	336,500	5,986,984
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	180,985	5,194,656
Grupo Bimbo S.A.B. de CV Series A	1,245,400	6,670,487
Grupo Carso SA de CV Series A1	418,100	2,360,075
Grupo Financiero Banorte S.A.B. de CV Series O	2,424,200	20,963,576
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,991,600	4,847,321
Grupo Mexico SA de CV Series B	2,916,607	14,341,735
Grupo Televisa SA de CV	2,290,900	2,324,092
Industrias Penoles SA de CV (a)(d)	129,920	1,996,474
Kimberly-Clark de Mexico SA de CV Series A (d)	1,448,300	3,284,945
Operadora de Sites Mexicanos, SA de CV (d)	1,234,600	1,198,241
Orbia Advance Corp. S.A.B. de CV	948,755	2,185,680
Promotora y Operadora de Infraestructura S.A.B. de CV	213,040	2,215,891
Southern Copper Corp.	78,960	6,066,497
Wal-Mart de Mexico SA de CV Series V	4,886,100	19,699,846
TOTAL MEXICO		172,117,342
Peru - 0.2%
Compania de Minas Buenaventura SAA	1,294	9,149
Compania de Minas Buenaventura SAA sponsored ADR	197,180	1,394,063
Credicorp Ltd.	5,134	693,090
Credicorp Ltd. (United States)	60,942	8,256,422
TOTAL PERU		10,352,724
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	1,561,470	1,543,434
ACEN Corp.	720,495	78,301
Ayala Corp.	228,665	2,643,967
Ayala Land, Inc.	6,885,740	3,322,188
Bank of the Philippine Islands (BPI)	1,796,162	3,487,712
BDO Unibank, Inc.	2,170,843	5,648,714
International Container Terminal Services, Inc.	946,790	3,706,655
JG Summit Holdings, Inc.	2,800,636	2,566,543
Jollibee Food Corp.	420,290	1,706,252
Manila Electric Co.	264,190	1,617,706
Metropolitan Bank & Trust Co.	1,605,317	1,697,630
Monde Nissin Corp. (b)	5,927,600	1,000,495
PLDT, Inc.	79,485	1,726,692
SM Investments Corp.	226,340	3,661,428
SM Prime Holdings, Inc.	10,803,400	6,625,021
Universal Robina Corp.	794,980	2,111,945
TOTAL PHILIPPINES		43,144,683
Poland - 0.7%
Allegro.eu SA (a)(b)	341,420	2,683,635
Bank Polska Kasa Opieki SA	170,310	3,927,429
CD Projekt RED SA (d)	62,380	1,698,098
Cyfrowy Polsat SA	243,754	1,021,376
Dino Polska SA (a)(b)	45,589	4,637,655
KGHM Polska Miedz SA (Bearer)	132,610	3,804,242
LPP SA	1,048	3,021,552
mBank SA (a)	13,601	1,135,568
PGE Polska Grupa Energetyczna SA (a)	854,292	1,411,744
Polski Koncern Naftowy Orlen SA	560,377	8,538,745
Powszechna Kasa Oszczednosci Bank SA	814,755	6,277,887
Powszechny Zaklad Ubezpieczen SA	566,546	5,213,405
Santander Bank Polska SA	32,771	2,662,875
TOTAL POLAND		46,034,211
Qatar - 0.9%
Barwa Real Estate Co. (a)	2,039,085	1,400,470
Industries Qatar QSC (a)	1,408,258	4,936,641
Masraf al Rayan	5,169,715	3,621,641
Mesaieed Petrochemical Holding Co. (a)	4,067,707	2,212,654
Ooredoo QSC	737,730	2,004,437
Qatar Electricity & Water Co. (a)	418,978	1,930,292
Qatar Fuel Co. (a)	552,788	2,511,844
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	2,338,435	2,544,012
Qatar International Islamic Bank QSC (a)	896,177	2,434,942
Qatar Islamic Bank	1,539,374	7,569,999
Qatar National Bank SAQ (a)	4,305,165	18,166,850
The Commercial Bank of Qatar (a)	3,015,865	4,856,868
TOTAL QATAR		54,190,650
Romania - 0.0%
NEPI Rockcastle PLC	437,753	2,645,304
Russia - 0.1%
Alrosa Co. Ltd. (a)(c)	2,234,923	432,593
Gazprom OAO (c)	8,473,436	1,031,606
Gazprom OAO sponsored ADR (Reg. S) (a)(c)	863,533	197,265
Inter Rao Ues JSC (c)	31,187,844	200,055
LUKOIL PJSC (c)	334,533	120,472
LUKOIL PJSC sponsored ADR (a)(c)	22,773	6,442
Magnit OJSC GDR (Reg. S) (a)(c)	305,795	1,489
MMC Norilsk Nickel PJSC (c)	48,442	374,833
MMC Norilsk Nickel PJSC sponsored ADR (a)(c)	59,247	142,193
Mobile TeleSystems OJSC sponsored ADR (a)(c)	396,417	394,827
Moscow Exchange MICEX-RTS OAO (c)	1,311,841	293,396
Novatek PJSC GDR (Reg. S) (a)(c)	78,382	3,448,808
Novolipetsk Steel OJSC (a)(c)	1,258,902	14,062
Novolipetsk Steel OJSC GDR (Reg. S) (a)(c)	3,783	470
Ozon Holdings PLC ADR (a)(c)	40,002	97,505
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	116,446	2,388
sponsored GDR (Reg. S) (c)	749	15
Polyus PJSC (a)(c)	26,742	73,167
Polyus PJSC GDR (a)(c)	5,226	8,008
Rosneft Oil Co. OJSC (c)	857,494	166,849
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(c)	150,200	35,515
Sberbank of Russia (c)	9,313,306	66,622
Severstal PAO (a)(c)	155,372	4,036
Severstal PAO GDR (Reg. S) (a)(c)	26,165	618
Surgutneftegas OJSC (c)	5,613,549	79,919
Surgutneftegas OJSC sponsored ADR (a)(c)	73,333	13,542
Tatneft PAO (c)	1,103,564	159,698
Tatneft PAO sponsored ADR (a)(c)	18,698	17,264
TCS Group Holding PLC GDR (a)(c)	103,050	152,672
United Co. RUSAL International PJSC (c)	2,596,470	364,074
VK Co. Ltd. GDR (Reg. S) (a)(c)	100,000	34,565
VTB Bank OJSC (a)(c)	2,380,815,800	105,831
VTB Bank OJSC sponsored GDR (Reg. S) (a)(c)	221,738	37,021
X5 Retail Group NV:
GDR (Reg. S) (a)(c)	4,876	37,058
GDR (Reg. S) (a)(c)	102,956	28,260
Yandex NV Class A (a)(c)	261,431	1,135,619
TOTAL RUSSIA		9,278,757
Saudi Arabia - 4.1%
ACWA Power Co.	74,689	3,118,431
Advanced Polypropylene Co.	121,381	1,540,442
Al Rajhi Bank	1,832,593	37,524,500
Alinma Bank	914,247	7,714,805
Almarai Co. Ltd.	236,243	3,709,898
Arab National Bank	558,466	4,064,874
Arabian Internet and Communications Services Co. Ltd.	22,139	1,646,834
Bank Al-Jazira	371,205	1,921,988
Bank Albilad	456,145	5,028,820
Banque Saudi Fransi	549,936	5,659,618
Bupa Arabia for Cooperative Insurance Co.	69,722	3,279,111
Dallah Healthcare Co.	33,636	1,524,547
Dar Al Arkan Real Estate Development Co. (a)	495,898	2,126,014
Dr Sulaiman Al Habib Medical Services Group Co.	81,562	6,241,047
Elm Co.	21,992	2,597,503
Emaar The Economic City (a)	378,500	976,852
Etihad Etisalat Co.	351,049	4,305,397
Jarir Marketing Co.	54,970	2,391,848
Mobile Telecommunications Co. Saudi Arabia (a)	401,269	1,600,497
Mouwasat Medical Services Co.	45,487	2,993,092
Nahdi Medical Co.	36,073	1,723,487
National Industrialization Co. (a)	309,938	1,127,137
Rabigh Refining & Petrochemical Co. (a)	398,358	1,185,292
Riyad Bank	1,259,561	10,074,607
Sabic Agriculture-Nutrients Co.	200,650	7,147,157
Sahara International Petrochemical Co.	336,531	3,472,352
Saudi Arabian Mining Co.	808,026	14,951,077
Saudi Arabian Oil Co. (b)	2,224,986	21,355,879
Saudi Basic Industries Corp.	817,985	20,129,580
Saudi Electricity Co.	792,605	5,113,990
Saudi Industrial Investment Group	342,720	2,325,492
Saudi Investment Bank/The	452,782	1,977,383
Saudi Kayan Petrochemical Co. (a)	695,909	2,348,950
Saudi Research & Marketing Group (a)	34,318	1,928,769
Saudi Tadawul Group Holding Co.	44,762	1,995,416
Saudi Telecom Co.	1,401,929	16,820,008
The Saudi British Bank	862,910	8,316,900
The Saudi National Bank	2,051,912	26,751,939
The Savola Group	249,351	2,117,426
Yanbu National Petrochemical Co.	235,851	2,810,819
TOTAL SAUDI ARABIA		253,639,778
South Africa - 3.2%
Absa Group Ltd.	789,819	7,669,998
African Rainbow Minerals Ltd.	107,031	1,343,995
Anglo American Platinum Ltd.	49,951	2,957,957
Aspen Pharmacare Holdings Ltd.	354,516	3,542,737
Bid Corp. Ltd.	311,077	7,079,478
Bidvest Group Ltd./The	268,649	3,679,651
Capitec Bank Holdings Ltd.	80,771	7,033,358
Clicks Group Ltd.	225,830	3,300,445
Discovery Ltd. (a)	472,144	3,710,818
Exxaro Resources Ltd.	230,618	2,418,321
FirstRand Ltd.	4,732,803	16,651,808
Foschini Group Ltd./The	315,587	1,633,272
Gold Fields Ltd.	832,586	12,974,460
Growthpoint Properties Ltd.	3,199,151	2,226,333
Harmony Gold Mining Co. Ltd.	515,803	2,416,254
Impala Platinum Holdings Ltd.	800,068	7,789,304
Kumba Iron Ore Ltd.	60,872	1,476,568
Mr Price Group Ltd.	244,448	2,010,106
MTN Group Ltd.	1,585,661	11,123,248
MultiChoice Group Ltd.	358,543	2,244,067
Naspers Ltd. Class N	203,582	36,294,745
Nedbank Group Ltd.	426,764	4,923,796
Northam Platinum Holdings Ltd. (a)	318,762	3,119,921
Old Mutual Ltd.	4,604,076	2,924,661
OUTsurance Group Ltd.	770,048	1,464,954
Pepkor Holdings Ltd. (b)	1,918,606	1,777,798
Remgro Ltd.	503,067	3,851,003
Sanlam Ltd.	1,672,355	5,158,999
Sasol Ltd.	535,096	6,968,074
Shoprite Holdings Ltd.	468,795	5,713,699
Sibanye-Stillwater Ltd.	2,666,172	5,894,464
Standard Bank Group Ltd.	1,250,564	11,710,215
Vodacom Group Ltd.	594,623	4,070,774
Woolworths Holdings Ltd.	913,756	3,249,410
TOTAL SOUTH AFRICA		200,404,691
Taiwan - 14.2%
Accton Technology Corp.	473,000	4,617,463
Acer, Inc.	2,651,994	2,614,139
Acer, Inc. rights 6/16/23 (a)(c)	1,230	0
Advantech Co. Ltd.	398,681	4,823,817
ASE Technology Holding Co. Ltd.	3,054,927	10,036,210
Asia Cement Corp.	2,150,153	3,077,452
ASUSTeK Computer, Inc.	662,000	6,097,366
AUO Corp.	6,139,400	3,407,424
Catcher Technology Co. Ltd.	597,000	3,519,313
Cathay Financial Holding Co. Ltd.	8,013,410	11,093,869
Chailease Holding Co. Ltd.	1,337,102	9,731,480
Chang Hwa Commercial Bank	4,308,840	2,497,005
Cheng Shin Rubber Industry Co. Ltd.	1,658,937	2,043,023
China Airlines Ltd.	2,750,000	1,704,792
China Development Financial Ho	14,314,648	6,116,731
China Steel Corp.	11,076,204	10,497,721
Chunghwa Telecom Co. Ltd.	3,550,000	14,679,057
Compal Electronics, Inc.	3,913,000	3,051,565
CTBC Financial Holding Co. Ltd.	16,332,826	12,031,142
Delta Electronics, Inc.	1,819,381	17,810,147
E Ink Holdings, Inc.	801,000	4,986,836
E.SUN Financial Holdings Co. Ltd.	12,805,638	10,406,927
ECLAT Textile Co. Ltd.	178,613	2,842,430
eMemory Technology, Inc.	60,000	3,585,000
EVA Airways Corp.	2,451,000	2,147,785
Evergreen Marine Corp. (Taiwan)	950,363	5,015,854
Far Eastern New Century Corp.	3,029,705	3,147,120
Far EasTone Telecommunications Co. Ltd.	1,449,000	3,720,411
Feng Tay Enterprise Co. Ltd.	409,686	2,547,000
First Financial Holding Co. Ltd.	9,798,107	8,648,463
Formosa Chemicals & Fibre Corp.	3,285,760	7,368,724
Formosa Petrochemical Corp.	1,071,000	3,028,043
Formosa Plastics Corp.	3,859,520	11,798,476
Fubon Financial Holding Co. Ltd.	6,868,530	13,218,859
Giant Manufacturing Co. Ltd.	294,935	1,767,907
GlobalWafers Co. Ltd.	204,000	3,203,871
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,676,869	39,761,705
Hotai Motor Co. Ltd.	282,000	6,074,443
Hua Nan Financial Holdings Co. Ltd.	8,202,032	5,852,934
Innolux Corp.	8,501,614	3,721,790
Inventec Corp.	2,292,865	2,471,456
Largan Precision Co. Ltd.	93,000	6,102,318
Lite-On Technology Corp.	1,856,279	4,443,646
MediaTek, Inc.	1,420,292	30,861,028
Mega Financial Holding Co. Ltd.	10,375,123	11,502,498
Micro-Star International Co. Ltd.	625,000	2,968,555
momo.com, Inc.	60,800	1,646,286
Nan Ya Plastics Corp.	4,439,860	11,276,357
Nan Ya Printed Circuit Board Corp.	211,000	1,898,297
Nanya Technology Corp.	1,140,000	2,524,813
Nien Made Enterprise Co. Ltd.	165,000	1,815,405
Novatek Microelectronics Corp.	539,000	7,363,583
Pegatron Corp.	1,871,000	4,266,927
PharmaEssentia Corp. (a)	181,000	2,182,022
Pou Chen Corp.	2,104,000	2,177,998
Powerchip Semiconductor Manufacturing Corp.	2,340,294	2,272,213
President Chain Store Corp.	530,000	4,665,986
Quanta Computer, Inc.	2,517,000	7,042,806
Realtek Semiconductor Corp.	430,401	5,043,773
Ruentex Development Co. Ltd.	1,656,062	1,933,788
Shin Kong Financial Holding Co. Ltd.	12,463,127	3,403,859
Sinopac Financial Holdings Co.	10,000,447	5,438,441
Synnex Technology International Corp.	1,270,500	2,561,928
Taishin Financial Holdings Co. Ltd.	9,909,191	5,586,617
Taiwan Business Bank	5,548,000	2,519,872
Taiwan Cement Corp.	5,689,730	7,172,613
Taiwan Cooperative Financial Holding Co. Ltd.	9,082,018	7,910,974
Taiwan High Speed Rail Corp.	1,879,000	1,898,835
Taiwan Mobile Co. Ltd.	1,582,900	5,329,742
Taiwan Semiconductor Manufacturing Co. Ltd.	23,039,000	377,013,628
The Shanghai Commercial & Savings Bank Ltd.	3,558,609	5,378,236
Uni-President Enterprises Corp.	4,529,983	10,852,404
Unimicron Technology Corp.	1,176,000	5,583,677
United Microelectronics Corp.	11,079,000	17,806,537
Vanguard International Semiconductor Corp.	841,000	2,381,823
Voltronic Power Technology Corp.	61,000	3,505,053
Walsin Lihwa Corp.	2,431,526	3,945,923
Wan Hai Lines Ltd.	661,950	1,406,365
Win Semiconductors Corp.	316,000	1,685,964
Winbond Electronics Corp.	2,786,000	2,362,581
Wiwynn Corp.	81,756	3,109,184
WPG Holding Co. Ltd.	1,519,200	2,474,181
Yageo Corp.	324,845	5,262,366
Yang Ming Marine Transport Corp.	1,631,000	3,362,379
Yuanta Financial Holding Co. Ltd.	9,390,592	6,907,658
Zhen Ding Technology Holding Ltd.	623,000	2,267,998
TOTAL TAIWAN		883,882,887
Thailand - 2.0%
Advanced Info Service PCL (For. Reg.)	1,106,000	6,944,890
Airports of Thailand PCL (For. Reg.) (a)	4,069,900	8,744,743
Asset World Corp. PCL (For. Reg.)	6,296,400	980,522
B. Grimm Power PCL (For. Reg.)	579,600	660,951
Bangkok Dusit Medical Services PCL (For. Reg.)	9,826,900	8,443,243
Bangkok Expressway and Metro PCL (For. Reg.)	7,228,400	1,876,922
Banpu PCL:
(For. Reg.)	7,421,300	1,984,796
NVDR	2,300	615
Berli Jucker PCL (For. Reg.)	1,045,400	1,197,679
BTS Group Holdings PCL (For. Reg.)	7,433,900	1,686,592
Bumrungrad Hospital PCL:
(For. Reg.)	517,700	3,615,929
NVDR	21,800	152,264
Carabao Group PCL (For. Reg.)	224,000	470,942
Central Pattana PCL (For. Reg.)	1,914,300	3,825,996
Central Retail Corp. PCL (For. Reg.)	1,849,016	2,432,936
Charoen Pokphand Foods PCL (For. Reg.)	3,664,520	2,181,779
CP ALL PCL (For. Reg.)	5,545,500	10,539,806
Delta Electronics PCL (For. Reg.)	2,907,500	6,223,776
Electricity Generating PCL (For. Reg.)	242,500	1,113,889
Energy Absolute PCL (For. Reg.)	1,493,800	2,974,277
Global Power Synergy Public Co. Ltd. (For. Reg.)	572,900	1,077,838
Gulf Energy Development PCL (For. Reg.)	2,837,200	4,232,256
Home Product Center PCL (For. Reg.)	5,672,606	2,334,388
Indorama Ventures PCL (For. Reg.)	1,526,900	1,525,511
Intouch Holdings PCL (For. Reg.)	1,024,500	2,256,125
JMT Network Services PCL (For. Reg.)	359,000	417,262
Kasikornbank PCL (For. Reg.)	555,200	2,038,647
Krung Thai Bank PCL (For. Reg.)	3,284,170	1,736,486
Krungthai Card PCL (For. Reg.)	843,700	1,307,695
Land & House PCL (For. Reg.)	7,793,000	2,240,604
Minor International PCL (For. Reg.)	3,011,732	2,789,962
Muangthai Leasing PCL (For. Reg.)	629,800	630,572
Osotspa PCL (For. Reg.)	1,290,500	1,117,412
PTT Exploration and Production PCL (For. Reg.)	1,319,439	5,741,787
PTT Global Chemical PCL (For. Reg.)	2,138,339	2,609,606
PTT Oil & Retail Business PCL:
(For. Reg.)	1,125,300	732,824
NVDR	1,502,800	978,661
PTT PCL (For. Reg.)	9,480,800	8,631,755
Ratch Group PCL (For. Reg.)	960,400	1,063,837
SCB X PCL (For. Reg.)	794,500	2,417,091
SCG Packaging PCL (For. Reg.)	953,700	1,232,733
Siam Cement PCL (For. Reg.)	731,050	6,737,110
Srisawad Corp. PCL (For. Reg.)	578,900	946,671
Thai Oil PCL (For. Reg.)	1,162,514	1,591,556
Thai Union Frozen Products PCL (For. Reg.)	2,765,220	1,119,173
True Corp. PCL	12,705,879	2,976,285
TOTAL THAILAND		126,536,394
Turkey - 0.6%
Akbank TAS	2,893,176	2,387,244
Aselsan A/S	649,442	1,493,101
Bim Birlesik Magazalar A/S JSC	422,164	3,390,074
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	1,321,976	2,252,283
Ford Otomotiv Sanayi A/S	65,927	1,821,411
Haci Omer Sabanci Holding A/S	945,689	1,857,200
Hektas Ticaret A/S (a)	1,066,956	1,477,716
Koc Holding A/S	710,794	2,764,392
Koza Altin Isletmeleri A/S	889,559	863,423
Pegasus Hava Tasimaciligi A/S (a)	43,534	993,036
Sasa Polyester Sanayi A/S	418,802	2,144,445
Turk Hava Yollari AO (a)	520,589	3,420,367
Turkcell Iletisim Hizmet A/S	1,121,743	1,908,834
Turkiye Is Bankasi A/S Series C	3,234,472	1,800,855
Turkiye Petrol Rafinerileri A/S	917,896	3,128,628
Turkiye Sise ve Cam Fabrikalari A/S	1,288,916	2,442,457
Yapi ve Kredi Bankasi A/S	2,730,533	1,329,365
TOTAL TURKEY		35,474,831
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	2,716,997	6,525,587
Abu Dhabi Islamic Bank	1,340,629	4,147,141
Abu Dhabi National Oil Co. for Distribution PJSC	2,943,604	3,518,890
Aldar Properties PJSC	3,603,659	5,299,066
Dubai Islamic Bank Pakistan Ltd. (a)	2,898,336	4,388,189
Emaar Properties PJSC	6,210,517	10,028,692
Emirates NBD Bank PJSC (a)	1,752,884	6,730,296
Emirates Telecommunications Corp.	3,262,283	21,320,369
First Abu Dhabi Bank PJSC	4,132,225	15,955,927
Multiply Group	3,152,401	2,884,314
Q Holding Pjsc	1,937,255	1,345,206
TOTAL UNITED ARAB EMIRATES		82,143,677
United Kingdom - 0.0%
Pepco Group NV (a)	151,580	1,452,394
United States of America - 0.1%
JBS SA	739,600	2,654,244
Legend Biotech Corp. ADR (a)	51,218	3,519,189
Parade Technologies Ltd.	72,000	2,203,641
TOTAL UNITED STATES OF AMERICA		8,377,074
TOTAL COMMON STOCKS (Cost $6,261,596,676)		5,949,217,666

Nonconvertible Preferred Stocks - 2.0%
	Shares	Value ($)
Brazil - 1.2%
Banco Bradesco SA (PN)	4,971,404	13,804,472
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	172,906	1,262,181
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,304,080	3,228,956
Gerdau SA	1,084,975	5,477,299
Itau Unibanco Holding SA	4,522,831	23,503,705
Itausa-Investimentos Itau SA (PN)	4,676,352	8,138,004
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,449,000	21,139,841
TOTAL BRAZIL		76,554,458
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	133,856	9,061,914
Colombia - 0.0%
Bancolombia SA (PN)	396,576	2,456,441
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	20,124	1,597,860
Hyundai Motor Co. Ltd. Series 2	26,929	2,234,700
LG Chemical Ltd.	6,382	1,868,364
LG H & H Co. Ltd.	176	35,275
Samsung Electronics Co. Ltd.	744,164	31,122,015
TOTAL KOREA (SOUTH)		36,858,214
Russia - 0.0%
Surgutneftegas OJSC (c)	5,794,540	117,296
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $140,487,119)		125,048,323

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $42,327)	INR	211,330	26,648

Government Obligations - 0.3%
	Principal Amount (e)	Value ($)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $14,887,839)	15,000,000	14,879,204

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	91,316,773	91,335,037
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	38,222,653	38,226,476
TOTAL MONEY MARKET FUNDS (Cost $129,561,513)		129,561,513

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $6,546,575,474)	6,218,733,354
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,691,768)
NET ASSETS - 100.0%	6,208,041,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,744	Jun 2023	135,032,240	1,887,427	1,887,427

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,460,009 or 5.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,696,986.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	62,332,615	731,028,769	702,026,347	2,989,388	-	-	91,335,037	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	20,632,407	159,461,560	141,867,491	303,038	-	-	38,226,476	0.1%
Total	82,965,022	890,490,329	843,893,838	3,292,426	-	-	129,561,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	615,710,539	127,757,515	486,388,013	1,565,011
Consumer Discretionary	788,462,483	177,862,373	610,502,605	97,505
Consumer Staples	396,795,858	120,224,801	276,504,249	66,808
Energy	308,697,075	98,577,481	204,724,918	5,394,676
Financials	1,342,445,549	486,496,478	855,293,529	655,542
Health Care	238,581,629	32,018,801	206,562,828	-
Industrials	373,594,421	88,099,888	285,494,533	-
Information Technology	1,193,717,379	9,353,920	1,184,363,459	-
Materials	533,250,236	190,539,208	341,294,571	1,416,457
Real Estate	118,583,605	41,176,405	77,407,200	-
Utilities	164,427,215	55,002,379	109,224,779	200,057

Corporate Bonds	26,648	-	26,648	-

Government Obligations	14,879,204	-	14,879,204	-

Money Market Funds	129,561,513	129,561,513	-	-
Total Investments in Securities:	6,218,733,354	1,556,670,762	4,652,666,536	9,396,056
Derivative Instruments:

Assets
Futures Contracts	1,887,427	1,887,427	-	-
Total Assets	1,887,427	1,887,427	-	-
Total Derivative Instruments:	1,887,427	1,887,427	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,887,427	0
Total Equity Risk	1,887,427	0
Total Value of Derivatives	1,887,427	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Emerging Markets Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,977,034) - See accompanying schedule:
Unaffiliated issuers (cost $6,417,013,961)	$6,089,171,841
Fidelity Central Funds (cost $129,561,513)	129,561,513

Total Investment in Securities (cost $6,546,575,474)		$6,218,733,354
Cash		353,962
Foreign currency held at value (cost $16,923,896)		16,359,087
Receivable for fund shares sold		20,277,307
Dividends receivable		11,362,098
Interest receivable		47
Distributions receivable from Fidelity Central Funds		410,726
Receivable for daily variation margin on futures contracts		569,218
Other receivables		79,823
Total assets		6,268,145,622
Liabilities
Payable for fund shares redeemed	$3,820,015
Accrued management fee	390,534
Other payables and accrued expenses	17,670,493
Collateral on securities loaned	38,222,994
Total Liabilities		60,104,036
Net Assets		$6,208,041,586
Net Assets consist of:
Paid in capital		$7,182,912,577
Total accumulated earnings (loss)		(974,870,991)
Net Assets		$6,208,041,586
Net Asset Value , offering price and redemption price per share ($6,208,041,586 ÷ 636,216,407 shares)		$9.76

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$68,839,006
Non-Cash dividends		13,950,234
Interest		219,478
Income from Fidelity Central Funds (including $303,038 from security lending)		3,292,426
Income before foreign taxes withheld		$86,301,144
Less foreign taxes withheld		(7,611,963)
Total Income		78,689,181
Expenses
Management fee	$2,302,449
Independent trustees' fees and expenses	10,721
Total expenses before reductions	2,313,170
Expense reductions	(42,786)
Total expenses after reductions		2,270,384
Net Investment income (loss)		76,418,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $551,578)	(115,908,948)
Foreign currency transactions	907,601
Futures contracts	20,254,980
Total net realized gain (loss)		(94,746,367)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,966,092)	904,115,705
Assets and liabilities in foreign currencies	(295,926)
Futures contracts	2,735,687
Total change in net unrealized appreciation (depreciation)		906,555,466
Net gain (loss)		811,809,099
Net increase (decrease) in net assets resulting from operations		$888,227,896
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,418,797	$185,918,754
Net realized gain (loss)	(94,746,367)	(288,874,732)
Change in net unrealized appreciation (depreciation)	906,555,466	(2,125,258,642)
Net increase (decrease) in net assets resulting from operations	888,227,896	(2,228,214,620)
Distributions to shareholders	(144,831,374)	(141,768,973)
Share transactions
Proceeds from sales of shares	1,249,582,162	4,848,475,063
Reinvestment of distributions	115,318,941	111,740,080
Cost of shares redeemed	(1,134,900,331)	(3,797,103,742)
Net increase (decrease) in net assets resulting from share transactions	230,000,772	1,163,111,401
Total increase (decrease) in net assets	973,397,294	(1,206,872,192)

Net Assets
Beginning of period	5,234,644,292	6,441,516,484
End of period	$6,208,041,586	$5,234,644,292

Other Information
Shares
Sold	129,234,834	456,938,763
Issued in reinvestment of distributions	12,281,037	9,382,039
Redeemed	(116,894,226)	(364,529,607)
Net increase (decrease)	24,621,645	101,791,195

Financial Highlights
Fidelity® Emerging Markets Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$12.64	$11.07	$10.48	$9.62	$11.23
Income from Investment Operations
Net investment income (loss) A,B	.12	.32	.28	.22	.35 C	.27
Net realized and unrealized gain (loss)	1.31	(4.14)	1.48	.65	.72	(1.66)
Total from investment operations	1.43	(3.82)	1.76	.87	1.07	(1.39)
Distributions from net investment income	(.23)	(.26)	(.19)	(.28)	(.21)	(.20)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	(.23)	(.26)	(.19)	(.28)	(.21)	(.22) D
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$9.76	$8.56	$12.64	$11.07	$10.48	$9.62
Total Return F,G	16.85%	(30.81)%	15.95%	8.54%	11.33%	(12.65)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.08% J	.08%	.07% K	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% J	.08%	.07% K	.08%	.08%	.08%
Expenses net of all reductions	.07% J	.07%	.07% K	.07%	.08%	.08%
Net investment income (loss)	2.48% J	2.97%	2.17%	2.20%	3.40% C	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$6,208,042	$5,234,644	$6,441,516	$3,400,765	$2,938,021	$593,466
Portfolio turnover rate L	7% J	8%	5%	10%	3%	4%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.66%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Global ex U.S. Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
Nestle SA (Reg. S) (United States of America, Food Products)	1.4
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	0.9
11.2

Market Sectors (% of Fund's net assets)

Financials	22.3
Industrials	12.5
Consumer Discretionary	11.5
Information Technology	10.3
Health Care	9.6
Consumer Staples	9.0
Materials	7.8
Communication Services	5.7
Energy	5.6
Utilities	2.5
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Global ex U.S. Index Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value ($)
Australia - 5.0%
Ampol Ltd.	91,000	1,815,698
AngloGold Ashanti Ltd.	154,209	4,121,476
ANZ Group Holdings Ltd.	1,109,751	18,020,411
APA Group unit	439,444	3,000,276
Aristocrat Leisure Ltd.	218,956	5,538,596
ASX Ltd.	71,202	3,240,370
Aurizon Holdings Ltd.	668,740	1,520,481
BHP Group Ltd.	1,878,833	55,759,066
BlueScope Steel Ltd.	171,763	2,283,026
Brambles Ltd.	515,481	4,883,064
Cochlear Ltd.	24,308	3,985,725
Coles Group Ltd.	496,697	6,000,188
Commonwealth Bank of Australia	628,627	41,600,083
Computershare Ltd.	200,529	2,985,038
DEXUS Property Group unit	393,147	2,037,676
EBOS Group Ltd.	59,600	1,635,603
Endeavour Group Ltd.	540,027	2,434,011
Flutter Entertainment PLC (a)	11,916	2,383,340
Flutter Entertainment PLC (Ireland) (a)	50,079	9,993,469
Fortescue Metals Group Ltd.	627,646	8,781,791
Glencore PLC	3,818,111	22,536,909
Goodman Group unit	614,815	7,925,970
IDP Education Ltd.	76,447	1,436,193
IGO Ltd.	255,201	2,350,117
Insurance Australia Group Ltd.	921,758	3,053,866
Lendlease Group unit	262,163	1,302,003
Macquarie Group Ltd.	135,954	16,585,277
Medibank Private Ltd.	1,032,790	2,444,160
Mineral Resources Ltd.	63,106	3,113,060
Mirvac Group unit	1,446,966	2,322,999
National Australia Bank Ltd.	1,168,695	22,498,734
Newcrest Mining Ltd.	333,781	6,373,505
Northern Star Resources Ltd.	430,750	3,842,210
Orica Ltd.	166,586	1,798,099
Origin Energy Ltd.	638,218	3,538,611
Pilbara Minerals Ltd.	942,193	2,681,680
Qantas Airways Ltd. (a)	346,490	1,528,003
QBE Insurance Group Ltd.	549,109	5,615,078
Ramsay Health Care Ltd.	67,764	2,913,937
REA Group Ltd.	20,287	1,907,961
Reece Ltd.	86,045	1,048,167
Rio Tinto Ltd.	137,736	10,330,843
Rio Tinto PLC	416,739	26,493,097
Santos Ltd.	1,166,267	5,524,720
Scentre Group unit	1,914,573	3,674,248
SEEK Ltd.	123,232	2,010,691
Sonic Healthcare Ltd.	168,965	3,983,004
South32 Ltd.	1,695,132	4,791,719
Stockland Corp. Ltd. unit	874,883	2,593,484
Suncorp Group Ltd.	467,001	3,888,265
Telstra Group Ltd.	1,503,550	4,362,125
The GPT Group unit	729,553	2,145,269
The Lottery Corp. Ltd.	817,274	2,740,308
Transurban Group unit	1,145,096	11,420,385
Treasury Wine Estates Ltd.	263,687	2,442,559
Vicinity Centres unit	1,431,400	2,001,055
Washington H. Soul Pattinson & Co. Ltd.	83,485	1,747,630
Wesfarmers Ltd.	419,735	14,520,069
Westpac Banking Corp.	1,299,273	19,449,053
WiseTech Global Ltd.	55,465	2,540,614
Woodside Energy Group Ltd.	703,646	15,965,961
Woolworths Group Ltd.	450,549	11,622,741
TOTAL AUSTRALIA		453,083,767
Austria - 0.1%
Erste Group Bank AG	127,211	4,613,120
Mondi PLC	166,716	2,650,432
Mondi PLC	11,560	183,052
OMV AG	55,702	2,629,435
Verbund AG (b)	25,611	2,283,060
Voestalpine AG (b)	43,240	1,495,136
TOTAL AUSTRIA		13,854,235
Belgium - 0.6%
Ageas	60,901	2,710,444
Anheuser-Busch InBev SA NV	321,964	20,933,922
D'ieteren Group	9,415	1,768,833
Elia Group SA/NV	12,708	1,741,966
Groupe Bruxelles Lambert SA	37,803	3,386,562
KBC Group NV	93,257	6,656,786
Sofina SA	5,698	1,304,699
Solvay SA Class A	27,326	3,277,530
UCB SA	46,808	4,354,192
Umicore SA	79,214	2,597,629
Warehouses de Pauw	58,998	1,763,068
Warehouses de Pauw rights 5/12/23 (a)(c)	62,605	68,984
TOTAL BELGIUM		50,564,615
Brazil - 1.1%
Ambev SA	1,743,700	4,950,237
Atacadao SA	250,800	540,539
B3 SA - Brasil Bolsa Balcao	2,253,898	5,277,984
Banco Bradesco SA	530,815	1,321,770
Banco BTG Pactual SA unit	434,100	2,038,298
Banco do Brasil SA	319,700	2,747,172
Banco Santander SA (Brasil) unit	143,100	770,900
BB Seguridade Participacoes SA	259,600	1,785,732
CCR SA	412,500	1,122,263
Centrais Eletricas Brasileiras SA (Electrobras)	438,880	2,978,485
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	125,600	1,161,620
Companhia Siderurgica Nacional SA (CSN)	236,800	674,632
Cosan SA	469,964	1,411,456
CPFL Energia SA	80,700	536,188
Energisa SA unit	70,500	590,822
Eneva SA (a)	297,200	676,294
ENGIE Brasil Energia SA	82,850	684,852
Equatorial Energia SA	374,800	2,054,419
Hapvida Participacoes e Investimentos SA (a)(d)	1,983,555	1,097,601
Hypera SA	153,000	1,142,638
Klabin SA unit	298,700	1,145,622
Localiza Rent a Car SA	274,027	3,187,038
Localiza Rent a Car SA rights 5/11/23 (a)	1,290	4,438
Lojas Renner SA	366,222	1,163,029
Magazine Luiza SA	1,120,952	750,627
Natura & Co. Holding SA	345,603	766,344
Petro Rio SA (a)	270,700	1,885,967
Petroleo Brasileiro SA - Petrobras (ON)	1,375,409	7,354,376
Raia Drogasil SA	376,600	1,984,251
Rede D'Oregon Sao Luiz SA (d)	211,792	971,106
Rumo SA	500,500	1,976,793
Sendas Distribuidora SA	460,500	1,134,678
Suzano Papel e Celulose SA	284,138	2,267,271
Telefonica Brasil SA	184,300	1,519,391
TIM SA	332,700	933,839
Totvs SA	190,800	981,581
Ultrapar Participacoes SA	253,900	735,057
Vale SA	1,417,386	20,573,950
Vibra Energia SA	437,351	1,157,431
Weg SA	611,400	5,040,452
Wheaton Precious Metals Corp.	167,430	8,261,206
Yara International ASA	61,951	2,492,678
TOTAL BRAZIL		99,851,027
Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	182,290	10,341,226
Air Canada (a)	66,485	930,402
Algonquin Power & Utilities Corp.	255,915	2,175,991
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	299,684	14,957,104
AltaGas Ltd.	107,470	1,879,942
ARC Resources Ltd.	232,768	2,891,453
Bank of Montreal	251,122	22,636,845
Bank of Nova Scotia	441,588	22,042,733
Barrick Gold Corp. (Canada)	652,702	12,409,937
BCE, Inc.	26,943	1,294,998
Brookfield Asset Management Ltd. Class A	130,527	4,375,788
Brookfield Corp. (Canada) Class A	524,454	17,016,642
CAE, Inc. (a)	119,493	2,689,111
Cameco Corp.	159,659	4,389,636
Canadian Apartment Properties (REIT) unit	31,837	1,166,233
Canadian Imperial Bank of Commerce	335,476	14,064,315
Canadian National Railway Co.	212,818	25,368,201
Canadian Natural Resources Ltd.	410,099	24,990,053
Canadian Pacific Kansas City Ltd.	344,665	27,169,223
Canadian Tire Ltd. Class A (non-vtg.)	20,807	2,727,631
Canadian Utilities Ltd. Class A (non-vtg.)	45,634	1,319,322
CCL Industries, Inc. Class B	53,107	2,497,285
Cenovus Energy, Inc. (Canada)	532,214	8,932,757
CGI, Inc. Class A (sub. vtg.) (a)	77,927	7,909,172
Constellation Software, Inc.	7,446	14,573,902
Descartes Systems Group, Inc. (Canada) (a)	31,976	2,533,818
Dollarama, Inc.	102,022	6,319,287
Element Fleet Management Corp.	147,802	1,933,093
Emera, Inc.	98,682	4,199,002
Empire Co. Ltd. Class A (non-vtg.)	61,067	1,639,752
Enbridge, Inc.	751,507	29,880,564
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,387	5,861,026
FirstService Corp.	15,280	2,298,457
Fortis, Inc.	177,648	7,800,332
Franco-Nevada Corp.	71,014	10,775,405
George Weston Ltd.	25,930	3,481,703
GFL Environmental, Inc.	66,913	2,430,371
Gildan Activewear, Inc.	67,331	2,192,600
Great-West Lifeco, Inc.	104,240	2,963,667
Hydro One Ltd. (d)	122,921	3,600,033
iA Financial Corp., Inc.	38,715	2,597,764
IGM Financial, Inc.	31,741	974,123
Imperial Oil Ltd.	78,202	3,986,146
Intact Financial Corp.	64,962	9,826,411
Ivanhoe Mines Ltd. (a)	223,295	1,936,536
Keyera Corp.	85,251	2,005,980
Kinross Gold Corp.	463,550	2,336,824
Loblaw Companies Ltd.	59,742	5,619,015
Magna International, Inc. Class A (sub. vtg.)	101,267	5,279,921
Manulife Financial Corp.	698,282	13,786,798
Metro, Inc.	86,369	4,922,622
National Bank of Canada	124,610	9,292,061
Northland Power, Inc.	87,928	2,158,531
Nutrien Ltd.	192,524	13,355,966
Nuvei Corp. (Canada) (a)(d)	25,219	1,024,135
Onex Corp. (sub. vtg.)	27,588	1,270,410
Open Text Corp.	100,873	3,820,197
Pan American Silver Corp.	134,003	2,385,616
Parkland Corp.	51,444	1,213,150
Pembina Pipeline Corp.	203,441	6,697,028
Power Corp. of Canada (sub. vtg.)	204,040	5,465,263
Quebecor, Inc. Class B (sub. vtg.)	60,643	1,565,255
Restaurant Brands International, Inc.	106,800	7,487,075
Restaurant Brands International, Inc.	2,059	144,398
RioCan (REIT) (b)	51,889	803,507
Ritchie Bros. Auctioneers, Inc.	66,899	3,827,738
Rogers Communications, Inc. Class B (non-vtg.)	132,021	6,522,852
Royal Bank of Canada	513,244	50,955,051
Saputo, Inc.	95,276	2,466,902
Shopify, Inc. Class A (a)	440,830	21,357,406
Sun Life Financial, Inc.	217,342	10,661,364
Suncor Energy, Inc.	500,977	15,685,459
TC Energy Corp.	374,849	15,579,398
Teck Resources Ltd. Class B (sub. vtg.)	168,162	7,833,121
TELUS Corp.	171,939	3,644,749
TFI International, Inc. (Canada)	28,780	3,101,787
The Toronto-Dominion Bank	672,099	40,712,378
Thomson Reuters Corp.	62,593	8,230,851
TMX Group Ltd.	19,733	1,998,570
Toromont Industries Ltd.	31,282	2,527,773
Tourmaline Oil Corp.	119,355	5,362,320
West Fraser Timber Co. Ltd.	21,660	1,566,727
WSP Global, Inc.	46,041	6,076,386
TOTAL CANADA		656,724,576
Chile - 0.2%
Antofagasta PLC	144,905	2,659,707
Banco de Chile	17,332,073	1,845,391
Banco de Credito e Inversiones	23,008	694,016
Banco Santander Chile	25,599,566	1,224,086
Cencosud SA	496,490	1,011,739
Compania Cervecerias Unidas SA	44,893	366,485
Compania Sud Americana de Vapores SA	5,525,781	564,660
Empresas CMPC SA	401,073	628,501
Empresas COPEC SA	145,804	1,014,532
Enel Americas SA	7,996,130	1,089,593
Enel Chile SA	10,493,477	597,956
Falabella SA	294,683	631,894
Itau CorpBanca SA	1	0
Lundin Mining Corp.	243,839	1,862,740
TOTAL CHILE		14,191,300
China - 8.7%
360 Security Technology, Inc. (A Shares)	161,800	374,752
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	48,200	214,514
3Peak, Inc. (A Shares)	2,486	83,736
3SBio, Inc. (d)	525,000	526,030
AAC Technology Holdings, Inc.	260,000	549,686
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	13,645	359,593
AECC Aero-Engine Control Co. Ltd. (A Shares)	27,900	96,400
AECC Aviation Power Co. Ltd.	58,200	369,455
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	1,066,673
(H Shares)	10,385,000	4,015,182
Aier Eye Hospital Group Co. Ltd. (A Shares)	159,356	679,996
Air China Ltd.:
(A Shares) (a)	192,700	297,307
(H Shares) (a)	680,000	601,920
Airtac International Group	52,043	1,887,554
Akeso, Inc. (a)(b)(d)	171,000	939,165
Alibaba Group Holding Ltd. (a)	5,493,912	58,090,575
Alibaba Health Information Technology Ltd. (a)	1,794,000	1,293,132
Aluminum Corp. of China Ltd.:
(A shares)	648,700	601,963
(H Shares)	846,000	502,575
Amlogic Shanghai Co. Ltd. (A Shares) (a)	8,978	108,921
Angel Yeast Co. Ltd. (A Shares)	19,600	113,624
Anhui Conch Cement Co. Ltd.:
(A Shares)	32,800	127,801
(H Shares)	515,000	1,626,123
Anhui Gujing Distillery Co. Ltd. (B Shares)	69,402	1,230,861
Anhui Honglu Steel Construction Group Co. Ltd.	14,950	69,764
Anhui Kouzi Distillery Co. Ltd. (A Shares)	13,500	117,743
Anhui Yingjia Distillery Co. Ltd. (A Shares)	14,800	137,317
Anjoy Foods Group Co. Ltd. (A Shares)	6,700	165,077
Anta Sports Products Ltd.	455,000	5,653,934
Apeloa Pharmaceutical Co. Ltd. A Shares	27,200	81,431
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	19,000	67,165
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,360	134,926
Autobio Diagnostics Co. Ltd.	12,800	106,102
Autohome, Inc. ADR Class A	28,928	857,715
Avary Holding Shenzhen Co. Ltd. (A Shares)	39,400	149,259
AVIC Capital Co. Ltd. (A Shares)	204,200	113,054
AviChina Industry & Technology Co. Ltd. (H Shares)	871,000	470,786
Avicopter PLC (A Shares)	13,700	84,411
Baidu, Inc. Class A (a)	814,844	12,264,960
Bank of Beijing Co. Ltd. (A Shares)	471,716	323,822
Bank of Changsha Co. Ltd. (A Shares)	104,200	123,605
Bank of Chengdu Co. Ltd. (A Shares)	77,600	154,615
Bank of China Ltd.:
(A Shares)	1,027,200	545,814
(H Shares)	28,926,000	11,551,835
Bank of Communications Co. Ltd.:
(A Shares)	730,700	589,267
(H Shares)	3,369,000	2,176,038
Bank of Hangzhou Co. Ltd. (A Shares)	119,780	217,910
Bank of Jiangsu Co. Ltd. (A Shares)	314,230	350,998
Bank of Nanjing Co. Ltd. (A Shares)	211,900	288,988
Bank of Ningbo Co. Ltd. (A Shares)	146,440	581,225
Bank of Shanghai Co. Ltd. (A Shares)	226,720	206,170
Bank of Suzhou Co. Ltd.	79,200	86,239
Baoshan Iron & Steel Co. Ltd. (A Shares)	458,800	428,152
BBMG Corp. (H Shares)	513,000	66,177
BeiGene Ltd. (a)	227,471	4,463,886
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	666,000	518,845
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	96,900	99,249
Beijing Easpring Material Technology Co. Ltd. (A Shares)	10,900	84,705
Beijing Enlight Media Co. Ltd. (A Shares)	63,600	94,194
Beijing Enterprises Holdings Ltd.	205,000	850,748
Beijing Enterprises Water Group Ltd.	1,442,000	366,176
Beijing Kingsoft Office Software, Inc. (A Shares)	10,337	660,112
Beijing New Building Materials PLC (A Shares)	36,100	138,600
Beijing Shiji Information Technology Co. Ltd. (A Shares)	40,564	112,635
Beijing Tongrentang Co. Ltd. (A Shares)	29,200	246,009
Beijing United Information Technology Co. Ltd. (A Shares)	11,190	97,475
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	13,390	203,570
Beijing Yanjing Brewery Co. Ltd. (A Shares)	64,000	121,360
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	5,400	55,414
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	9,600	89,225
Betta Pharmaceuticals Co. Ltd. (A Shares)	8,800	86,846
BGI Genomics Co. Ltd.	8,300	74,635
Bilibili, Inc. Class Z (a)	70,751	1,439,299
Bloomage Biotechnology Corp. Ltd. (A Shares)	10,867	156,586
BOC Aviation Ltd. Class A (d)	81,100	642,796
BOC Hong Kong (Holdings) Ltd.	1,362,149	4,299,928
BOC International China Co. Ltd.	54,800	85,324
BOE Technology Group Co. Ltd. (A Shares)	775,300	451,589
Bosideng International Holdings Ltd.	1,258,000	620,417
BTG Hotels Group Co. Ltd.	29,700	93,171
Budweiser Brewing Co. APAC Ltd. (d)	621,093	1,794,468
By-Health Co. Ltd. (A Shares)	33,900	117,149
BYD Co. Ltd.:
(A Shares)	37,500	1,392,823
(H Shares)	306,000	9,279,833
BYD Electronic International Co. Ltd.	241,500	732,406
C&D International Investment Group Ltd.	232,000	714,474
Caitong Securities Co. Ltd.	97,770	109,972
Canmax Technologies Co. Ltd. (A Shares)	12,100	85,341
CECEP Solar Energy Co. Ltd. (A Shares)	95,100	95,945
CECEP Wind-Power Corp. (A Shares)	156,650	86,713
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	18,900	89,048
CGN Power Co. Ltd. (H Shares) (d)	3,078,000	812,786
Changchun High & New Technology Industry Group, Inc. (A Shares)	8,700	205,484
Changjiang Securities Co. Ltd. (A Shares)	101,100	83,075
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	96,816
Chaozhou Three-Circle Group Co. (A Shares)	41,300	181,080
Chengtun Mining Group Co. Ltd. (A Shares)	63,700	48,442
Chengxin Lithium Group Co. Ltd. (A Shares)	18,200	83,828
China Baoan Group Co. Ltd. (A Shares)	56,600	87,544
China Cinda Asset Management Co. Ltd. (H Shares)	2,914,000	346,622
China CITIC Bank Corp. Ltd.:
(A Shares)	111,700	105,160
(H Shares)	3,022,000	1,634,797
China Coal Energy Co. Ltd. (H Shares)	817,000	701,975
China Communications Services Corp. Ltd. (H Shares)	828,000	453,715
China Conch Venture Holdings Ltd.	622,000	992,418
China Construction Bank Corp.:
(A Shares)	676,442	617,876
(H Shares)	34,880,000	23,318,201
China CSSC Holdings Ltd. (A Shares)	98,000	368,472
China Eastern Airlines Corp. Ltd. (A Shares) (a)	245,000	183,900
China Energy Engineering Corp. Ltd. (A Shares)	648,100	254,438
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	150,459
(H Shares)	2,369,000	758,696
China Everbright International Ltd.	1,498,481	636,142
China Feihe Ltd. (d)	1,369,000	924,470
China Galaxy Securities Co. Ltd. (H Shares)	1,345,500	730,809
China Gas Holdings Ltd.	1,136,000	1,461,430
China Great Wall Securities Co. Ltd. (A Shares)	68,600	86,843
China Greatwall Technology Group Co. Ltd. (A Shares)	71,700	120,507
China Hongqiao Group Ltd.	892,500	879,092
China Huishan Dairy Holdings Co. Ltd. (a)(e)	397,000	1
China International Capital Corp. Ltd.	11,400	69,651
China International Capital Corp. Ltd. (H Shares) (d)	626,800	1,317,072
China Jinmao Holdings Group Ltd.	2,115,933	395,302
China Jushi Co. Ltd. (A Shares)	70,122	148,185
China Liansu Group Holdings Ltd.	381,000	329,384
China Life Insurance Co. Ltd.:
(A Shares)	31,100	175,822
(H Shares)	2,869,000	5,511,795
China Literature Ltd. (a)(d)	156,000	720,733
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,234,000	1,295,041
China Medical System Holdings Ltd.	517,000	858,282
China Meheco Co. Ltd. (A Shares)	33,180	68,409
China Meidong Auto Holding Ltd.	248,000	384,848
China Mengniu Dairy Co. Ltd.	1,171,000	4,726,827
China Merchants Bank Co. Ltd.:
(A Shares)	345,400	1,684,964
(H Shares)	1,543,251	7,449,467
China Merchants Energy Shipping Co. Ltd. (A Shares)	190,000	182,625
China Merchants Holdings International Co. Ltd.	550,392	816,684
China Merchants Securities Co. Ltd. (A Shares)	156,930	317,772
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	172,400	340,878
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	22,700	111,280
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	421,213
(H Shares)	2,403,800	883,024
China National Building Materials Co. Ltd. (H Shares)	1,457,000	1,093,202
China National Chemical Engineering Co. Ltd. (A Shares)	123,200	189,130
China National Nuclear Power Co. Ltd. (A Shares)	406,100	406,168
China National Software & Service Co. Ltd. (A Shares)	15,100	124,678
China Northern Rare Earth Group High-Tech Co. Ltd.	79,700	290,979
China Oilfield Services Ltd. (H Shares)	642,000	755,136
China Oriental Group Co. Ltd. (H Shares)	107	17
China Overseas Land and Investment Ltd.	1,443,500	3,660,924
China Overseas Property Holdings Ltd.	510,000	566,356
China Pacific Insurance (Group) Co. Ltd.	60,500	273,762
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,098,800	3,282,152
China Petroleum & Chemical Corp.:
(A Shares)	896,400	872,088
(H Shares)	9,106,000	5,968,215
China Power International Development Ltd.	1,904,248	722,850
China Railway Group Ltd.:
(A Shares)	665,000	895,496
(H Shares)	1,065,000	818,814
China Railway Signal & Communications Corp. (A Shares)	163,929	154,843
China Resource Gas Group Ltd.	360,100	1,136,597
China Resources Beer Holdings Co. Ltd.	603,162	4,659,295
China Resources Cement Holdings Ltd.	1,006,000	455,440
China Resources Land Ltd.	1,194,634	5,563,119
China Resources Microelectronics Ltd. (A Shares)	20,383	169,311
China Resources Mixc Lifestyle Services Ltd. (d)	261,200	1,384,780
China Resources Pharmaceutical Group Ltd. (d)	542,500	538,899
China Resources Power Holdings Co. Ltd.	714,523	1,555,679
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	21,900	187,019
China Ruyi Holdings Ltd. (a)	1,980,000	481,983
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	571,135
(H Shares)	1,278,500	4,246,602
China Southern Airlines Ltd.:
(A Shares) (a)	323,800	363,453
(H Shares) (a)	572,000	400,653
China State Construction Engineering Corp. Ltd. (A Shares)	907,460	863,975
China State Construction International Holdings Ltd.	775,250	963,870
China Taiping Insurance Group Ltd.	582,377	668,949
China Three Gorges Renewables Group Co. Ltd. (A Shares)	613,400	481,853
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	63,900	1,494,314
(H Shares) (a)(b)(d)	4,800	102,679
China Tower Corp. Ltd. (H Shares) (d)	16,756,000	2,138,457
China Traditional Chinese Medicine Holdings Co. Ltd.	972,000	531,351
China United Network Communications Ltd. (A Shares)	707,400	557,420
China Vanke Co. Ltd.:
(A Shares)	148,200	324,757
(H Shares)	889,600	1,390,707
China Yangtze Power Co. Ltd. (A Shares)	545,530	1,728,712
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	11,100	144,568
China Zheshang Bank Co. Ltd. (a)	391,500	174,612
ChinaSoft International Ltd.	1,058,000	705,308
Chongqing Brewery Co. Ltd. (A Shares)	10,800	163,184
Chongqing Changan Automobile Co. Ltd. (A Shares)	188,290	325,539
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	17,800	66,475
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	232,300	130,188
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	35,600	420,037
Chow Tai Fook Jewellery Group Ltd.	747,800	1,501,741
CITIC Pacific Ltd.	2,103,000	2,639,877
CITIC Securities Co. Ltd.:
(A Shares)	204,630	624,230
(H Shares)	768,675	1,618,523
Cmoc Group Ltd.:
(A Shares)	278,300	240,742
(H Shares)	1,419,000	869,879
CNGR Advanced Material Co. Ltd.	11,800	105,924
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	62,975	57,581
Contemporary Amperex Technology Co. Ltd.	98,280	3,296,363
COSCO Shipping Development Co. Ltd. (A Shares)	201,700	76,004
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	80,100	152,952
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	392,320	632,481
(H Shares)	870,650	1,011,277
Cosco Shipping Ports Ltd.	648,344	426,608
Country Garden Holdings Co. Ltd.	4,631,517	1,193,078
Country Garden Services Holdings Co. Ltd.	822,000	1,291,815
CRRC Corp. Ltd.:
(A Shares)	1,230,600	1,246,591
(H Shares)	435,000	281,490
CSC Financial Co. Ltd. (A Shares)	95,200	349,837
CSPC Pharmaceutical Group Ltd.	3,364,640	3,426,203
Daan Gene Co. Ltd.	32,900	74,234
Dajin Heavy Industry Co. Ltd.	14,200	62,730
Dali Foods Group Co. Ltd. (d)	722,000	300,464
Daqin Railway Co. Ltd. (A Shares)	322,100	359,140
Daqo New Energy Corp. ADR (a)	22,160	1,017,587
DaShenLin Pharmaceutical Group Co. Ltd.	20,692	103,212
Datang International Power Generation Co. Ltd. (A Shares) (a)	202,600	91,305
DHC Software Co. Ltd. (A Shares)	60,800	68,544
Do-Fluoride New Materials Co. Ltd. (A Shares)	23,380	68,883
Dong-E-E-Jiao Co. Ltd. (A Shares)	13,300	99,143
Dongfang Electric Corp. Ltd. (A Shares)	61,400	155,148
Dongfeng Motor Group Co. Ltd. (H Shares)	858,000	410,511
Dongxing Securities Co. Ltd. (A Shares)	67,500	81,511
Dongyue Group Co. Ltd.	575,000	585,128
East Buy Holding Ltd. (a)(b)(d)	149,000	516,546
East Money Information Co. Ltd. (A Shares)	353,289	825,220
Ecovacs Robotics Co. Ltd. Class A	12,700	128,110
ENN Energy Holdings Ltd.	289,500	3,969,510
ENN Natural Gas Co. Ltd. (A Shares)	64,300	189,171
ESR Group Ltd. (d)	744,459	1,163,698
Eve Energy Co. Ltd. (A shares)	45,524	432,883
Everbright Securities Co. Ltd. (A Shares)	86,400	190,134
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	75,600	70,681
Far East Horizon Ltd.	526,000	473,201
Far East Horizon Ltd. rights (a)	4,420	0
FAW Jiefang Group Co. Ltd. (A Shares)	74,400	87,764
First Capital Securities Co. Ltd. (A Shares)	83,000	71,237
Flat Glass Group Co. Ltd.	64,000	179,923
Flat Glass Group Co. Ltd. (A Shares)	100,500	446,451
Focus Media Information Technology Co. Ltd. (A Shares)	317,140	296,029
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	86,148	881,902
Fosun International Ltd.	962,000	674,674
Foxconn Industrial Internet Co. Ltd. (A Shares)	423,296	988,414
Fujian Sunner Development Co. Ltd. A Shares	29,800	92,308
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	90,600	445,686
(H Shares) (d)	131,600	535,386
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	1,600	121,358
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	83,720	789,709
(H Shares) (d)	68,740	453,530
Gaona Aero Material Co., Ltd. (A Shares)	11,000	60,696
GCL Technology Holdings Ltd.	7,654,000	1,921,851
GD Power Development Co. Ltd. (A Shares) (a)	411,600	230,174
GDS Holdings Ltd. Class A (a)	324,800	628,876
Geely Automobile Holdings Ltd.	2,265,000	2,811,871
GEM Co. Ltd. (A Shares)	106,200	108,155
Gemdale Corp. (A Shares)	103,400	122,283
Genscript Biotech Corp. (a)	434,000	1,147,226
GF Securities Co. Ltd.:
(A Shares)	269,600	599,623
(H Shares)	136,400	195,877
Gigadevice Semiconductor Beijing, Inc. (A Shares)	14,384	226,611
Ginlong Technologies Co. Ltd. (A Shares)	8,900	146,980
GoerTek, Inc. (A Shares)	76,300	196,337
GoodWe Technologies Co. Ltd. (A Shares)	2,828	106,671
Gotion High-tech Co. Ltd. (A Shares)	38,500	153,573
Great Wall Motor Co. Ltd.:
(A Shares)	50,100	195,554
(H Shares)	1,143,500	1,387,725
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	62,200	354,354
Greentown China Holdings Ltd.	314,500	377,980
Greentown Service Group Co. Ltd.	504,000	309,615
GRG Banking Equipment Co. Ltd. (A Shares)	43,500	74,580
Guangdong Haid Group Co. Ltd. (A Shares)	36,900	293,412
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	65,100	73,312
Guangdong Investment Ltd.	1,142,000	1,091,725
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	6,700	67,779
Guanghui Energy Co. Ltd. (A Shares)	151,500	204,385
Guangzhou Automobile Group Co. Ltd.	166,700	257,373
Guangzhou Automobile Group Co. Ltd. (H Shares)	992,000	619,124
Guangzhou Baiyunshan Pharma Health (A Shares)	30,200	146,431
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	10,800	81,573
Guangzhou Haige Communications Group (A Shares)	45,300	64,672
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	10,500	124,496
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	12,900	123,322
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	42,420	262,677
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	104,804	104,662
Guolian Securities Co. Ltd.	55,900	83,411
Guosen Securities Co. Ltd. (A Shares)	151,000	205,883
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	94,280
(H Shares) (d)	228,600	294,556
Guoyuan Securities Co. Ltd. (A Shares)	91,900	93,257
H World Group Ltd. ADR	72,601	3,404,987
Haidilao International Holding Ltd. (d)	424,000	1,036,639
Haier Smart Home Co. Ltd.	818,000	2,666,339
Haier Smart Home Co. Ltd. (A Shares)	141,229	485,601
Haitian International Holdings Ltd.	255,000	662,562
Haitong Securities Co. Ltd.:
(A Shares)	114,700	154,129
(H Shares)	1,136,000	754,538
Hanergy Mobile Energy Holding (a)(e)	576,000	1
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	68,700	91,677
Hangzhou Chang Chuan Technology Co. Ltd.	12,700	88,696
Hangzhou First Applied Material Co. Ltd. (A Shares)	29,280	208,510
Hangzhou Lion Electronics Co. Ltd. (A Shares)	14,900	99,730
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	21,100	122,915
Hangzhou Robam Appliances Co. Ltd. (A Shares)	21,100	79,664
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	29,000	138,523
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	30,500	402,315
(H Shares) (d)	7,800	64,976
Hansoh Pharmaceutical Group Co. Ltd. (d)	454,000	828,234
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	63,133
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	51,300	121,196
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	71,600	258,702
Hengan International Group Co. Ltd.	222,000	991,554
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	34,100	93,902
Hengli Petrochemical Co. Ltd. (A Shares)	125,800	288,141
Hengtong Optic-electric Co. Ltd. (A Shares)	52,300	110,445
Hengyi Petrochemical Co. Ltd. (A Shares)	73,630	81,772
Hesteel Co. Ltd. (A Shares)	237,700	79,522
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,600	299,939
Hongfa Technology Co. Ltd. (A Shares)	20,820	94,379
Hoshine Silicon Industry Co. Ltd. (A Shares)	17,400	184,756
Hoyuan Green Energy Co. Ltd. (A Shares)	8,800	113,664
Hua Hong Semiconductor Ltd. (a)(d)	224,000	920,441
Huadian Power International Corp. Ltd.:
(A Shares)	21,700	19,865
(H Shares)	238,000	115,423
Huadong Medicine Co. Ltd. (A Shares)	38,660	232,110
Huafon Chemical Co. Ltd. (A Shares)	94,500	98,589
Huaibei Mining Holdings Co. Ltd. (A Shares)	55,500	109,344
Hualan Biological Engineer, Inc. (A Shares)	41,350	139,566
Huaneng Power International, Inc.:
(A Shares) (a)	253,800	356,436
(H Shares) (a)	1,386,000	863,720
Huatai Securities Co. Ltd.:
(A Shares)	71,000	144,629
(H Shares) (d)	650,600	840,327
HUAXI Securities Co. Ltd.	59,200	75,850
Huaxia Bank Co. Ltd. (A Shares)	206,100	171,979
Huaxin Cement Co. Ltd. (A Shares)	21,900	46,828
Huayu Automotive Systems Co. Ltd. (A Shares)	67,031	159,158
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	10,300	71,294
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	18,900	86,380
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	24,300	87,125
Huizhou Desay SV Automotive Co. Ltd.	12,400	185,874
Humanwell Healthcare Group Co. Ltd. (A Shares)	38,100	148,980
Hunan Changyuan Lico Co. Ltd. (A Shares)	32,754	52,842
Hunan Valin Steel Co. Ltd. (A Shares)	127,200	97,309
Hundsun Technologies, Inc. (A Shares)	41,777	299,457
Hygeia Healthcare Holdings Co. (b)(d)	129,400	953,575
iFlytek Co. Ltd. (A Shares)	51,700	454,059
IMEIK Technology Development Co. Ltd. (A Shares)	4,800	378,391
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,311,300	896,227
(H Shares)	20,960,000	11,276,569
Industrial Bank Co. Ltd. (A Shares)	441,700	1,102,835
Industrial Securities Co. Ltd. (A Shares)	186,940	182,144
Ingenic Semiconductor Co. Ltd. (A Shares)	9,900	126,958
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	141,700	606,489
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	978,800	258,288
Inner Mongolia Dian Tou Energy Corp. Ltd.	46,800	91,389
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	26,880	56,309
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	164,900	103,715
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	271,400	402,534
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	78,600	83,656
Innovent Biologics, Inc. (a)(d)	391,500	1,882,360
Inspur Electronic Information Industry Co. Ltd. (A Shares)	32,012	190,928
iQIYI, Inc. ADR (a)	162,192	989,371
iRay Technology Co. Ltd. (A Shares)	2,161	86,188
JA Solar Technology Co. Ltd. (A Shares)	72,996	426,885
Jafron Biomedical Co. Ltd. (A Shares)	17,540	73,143
Jason Furniture Hangzhou Co. Ltd. (A Shares)	18,020	96,828
JCET Group Co. Ltd. (A Shares)	37,800	151,168
JD Health International, Inc. (a)(d)	407,200	2,938,406
JD.com, Inc. Class A	798,767	14,256,270
Jiangsu Eastern Shenghong Co. Ltd.	93,100	170,960
Jiangsu Expressway Co. Ltd. (H Shares)	534,000	540,920
Jiangsu Hengli Hydraulic Co. Ltd.	28,772	256,725
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	141,048	994,594
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	27,900	241,873
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	8,000	137,555
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	33,500	725,975
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	6,000	80,026
Jiangsu Yoke Technology Co. Ltd. (A Shares)	10,300	101,000
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	21,300	97,377
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	73,400	155,418
Jiangxi Copper Co. Ltd.:
(A Shares)	30,000	88,916
(H Shares)	465,000	827,209
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	35,600	64,747
JiuGui Liquor Co. Ltd. (A Shares)	7,300	118,251
Jiumaojiu International Holdings Ltd. (d)	263,000	590,938
Jizhong Energy Resources Co. Ltd. (A Shares)	84,300	90,438
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	39,200	73,539
Joinn Laboratories China Co. Ltd. (A Shares)	9,788	70,270
Jointown Pharmaceutical Group (A Shares)	41,900	100,534
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	18,500	98,577
JOYY, Inc. ADR	17,048	518,771
Juewei Food Co. Ltd.	13,800	79,626
Juneyao Airlines Co. Ltd. (A shares) (a)	42,800	111,234
Kangmei Pharmaceutical Co. Ltd. rights (a)(e)	3,087	0
Kanzhun Ltd. ADR (a)	67,462	1,247,372
KE Holdings, Inc. ADR (a)	245,645	3,854,170
Keda Industrial Group Co. Ltd.	40,500	73,794
Kingboard Chemical Holdings Ltd.	254,000	777,934
Kingdee International Software Group Co. Ltd. (a)	999,000	1,536,126
Kingsoft Corp. Ltd.	361,600	1,589,493
Kuaishou Technology Class B (a)(d)	659,500	4,365,983
Kuang-Chi Technologies Co. Ltd. (A Shares)	45,500	115,807
Kunlun Energy Co. Ltd.	1,514,000	1,403,490
Kweichow Moutai Co. Ltd. (A Shares)	28,100	7,169,842
Lb Group Co. Ltd. (A Shares)	48,600	121,954
Lenovo Group Ltd.	2,714,000	2,776,629
Lens Technology Co. Ltd. (A Shares)	106,900	180,705
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	129,472
Li Auto, Inc. Class A (a)	414,664	4,911,222
Li Ning Co. Ltd.	882,500	6,311,303
Liaoning Port Co. Ltd. (A Shares)	390,600	91,675
Lingyi iTech Guangdong Co. (A Shares) (a)	150,800	129,648
Livzon Pharmaceutical Group, Inc. (A Shares)	14,900	77,213
Longfor Properties Co. Ltd. (d)	709,000	1,940,178
LONGi Green Energy Technology Co. Ltd.	167,968	850,452
Lufax Holding Ltd. ADR	252,184	428,713
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	6,800	40,195
Luxi Chemical Group Co. Ltd.	42,500	73,824
Luxshare Precision Industry Co. Ltd. (A Shares)	157,047	595,336
Luzhou Laojiao Co. Ltd. (A Shares)	33,000	1,080,827
Mango Excellent Media Co. Ltd. (A Shares)	41,100	213,723
Maxscend Microelectronics Co. Ltd. (A Shares)	11,952	176,074
Meihua Holdings Group Co. Ltd. (A Shares)	69,600	96,260
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	86,164	87,495
Meituan Class B (a)(d)	1,836,710	31,390,214
Metallurgical Corp. China Ltd. (H Shares)	920,000	280,711
Microport Scientific Corp. (a)	232,400	515,670
Ming Yang Smart Energy Group Ltd. (A Shares)	47,800	143,303
MINISO Group Holding Ltd. ADR	34,655	639,038
Minth Group Ltd.	298,000	862,885
Montage Technology Co. Ltd. (A Shares)	24,805	219,162
Muyuan Foodstuff Co. Ltd. (A Shares)	119,040	825,105
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	35,293	74,149
NARI Technology Co. Ltd. (A Shares)	143,088	542,133
NAURA Technology Group Co. Ltd.	11,600	563,310
NavInfo Co. Ltd. (A Shares)	52,300	89,762
NetEase, Inc.	727,695	12,954,718
New China Life Insurance Co. Ltd.	13,900	78,331
New China Life Insurance Co. Ltd. (H Shares)	359,900	1,030,591
New Hope Liuhe Co. Ltd. (A Shares) (a)	103,800	195,525
New Oriental Education & Technology Group, Inc. (a)	574,010	2,606,874
Ninestar Corp. (A Shares)	31,300	179,515
Ningbo Deye Technology Co. Ltd. (A Shares)	4,500	163,979
Ningbo Joyson Electronic Corp. (A shares)	29,500	65,921
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	15,800	107,387
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	9,354	90,347
Ningbo Shanshan Co. Ltd. (A Shares)	44,500	97,901
Ningbo Tuopu Group Co. Ltd. (A Shares)	24,700	181,592
Ningxia Baofeng Energy Group Co. Ltd.	159,200	304,283
NIO, Inc. sponsored ADR (a)(b)	512,153	4,030,644
Nongfu Spring Co. Ltd. (H Shares) (d)	639,000	3,467,056
North Industries Group Red Arrow Co. Ltd. (A Shares)	29,900	78,811
Offcn Education Technology Co. A Shares (a)	141,800	101,010
Offshore Oil Enginering Co. Ltd. (A Shares)	106,500	103,982
Oppein Home Group, Inc. (A Shares)	11,260	187,988
Orient Securities Co. Ltd. (A Shares)	168,708	262,252
Ovctek China, Inc. (A Shares)	19,820	92,962
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	191,700	116,721
PDD Holdings, Inc. ADR (a)	187,176	12,756,044
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	126,835
(H Shares)	3,307,000	1,300,644
Perfect World Co. Ltd. (A Shares)	42,950	136,594
PetroChina Co. Ltd.:
(A Shares)	525,000	601,219
(H Shares)	7,708,000	5,354,245
Pharmaron Beijing Co. Ltd.:
(A Shares)	23,800	168,869
(H Shares) (d)	72,600	314,751
PICC Property & Casualty Co. Ltd. (H Shares)	2,536,933	3,068,315
Ping An Bank Co. Ltd. (A Shares)	423,600	770,945
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	182,500	456,200
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	253,892	1,908,183
(H Shares)	2,322,000	16,940,199
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	52,600	73,389
Poly Developments & Holdings (A Shares)	265,700	535,460
Pop Mart International Group Ltd. (b)(d)	199,600	484,192
Porton Pharma Solutions Ltd. (A Shares)	11,600	57,758
Postal Savings Bank of China Co. Ltd.	332,900	265,972
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	3,301,000	2,152,228
Power Construction Corp. of China Ltd. (A Shares)	360,700	402,148
Prosus NV	296,886	22,217,028
Pylon Technologies Co. Ltd. (Series A)	3,990	140,194
Qifu Technology, Inc. ADR	43,686	770,621
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	116,300	344,350
Raytron Technology Co. Ltd. (A Shares)	9,121	68,419
Risen Energy Co. Ltd. (A Shares) (a)	25,500	91,879
Riyue Heavy Industry Co. Ltd. (A Shares)	22,600	71,000
Rongsheng Petrochemical Co. Ltd. (A Shares)	226,550	433,815
SAIC Motor Corp. Ltd. (A Shares)	164,000	335,801
Sailun Group Co. Ltd. A Shares	72,900	108,704
Sangfor Technologies, Inc.	9,300	160,579
Sany Heavy Equipment International Holdings Co. Ltd.	388,000	514,641
Sany Heavy Industry Co. Ltd. (A Shares)	185,300	443,099
Satellite Chemical Co. Ltd. (A Shares)	76,099	156,500
SDIC Capital Co. Ltd.	140,200	147,790
Sealand Securities Co. Ltd. (A Shares)	114,180	57,736
Seazen Holdings Co. Ltd. (A Shares) (a)	51,700	111,481
SF Holding Co. Ltd. (A Shares)	107,800	881,513
SG Micro Corp. (A Shares)	7,575	136,318
Shaanxi Coal Industry Co. Ltd. (A Shares)	216,000	612,704
Shan Xi Hua Yang Group New Energy Co. Ltd.	55,100	111,884
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	24,010	74,875
Shandong Gold Mining Co. Ltd.:
(A Shares)	95,832	357,013
(H Shares) (d)	261,750	557,952
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	44,320	204,782
Shandong Linglong Tyre Co. Ltd. (A Shares)	33,300	106,314
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	116,564
Shandong Sun Paper Industry JSC Ltd. (A Shares)	56,000	92,369
Shandong Weifang Rainbow Chemical Co. Ltd.	5,600	60,084
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	941,600	1,606,739
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	29,200	132,266
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	24,180	143,638
Shanghai Baosight Software Co. Ltd.	264,897	907,051
Shanghai Baosight Software Co. Ltd. (A Shares)	9,460	73,981
Shanghai Construction Group Co. Ltd. (A Shares)	168,300	69,483
Shanghai Electric Group Co. Ltd. (A Shares) (a)	265,500	180,473
Shanghai Electric Power Co. Ltd. (A Shares) (a)	68,200	103,347
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	37,800	173,922
(H Shares)	199,500	570,291
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	3,050	86,365
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	48,943	391,536
Shanghai International Airport Co. Ltd. (A Shares) (a)	27,600	214,842
Shanghai International Port Group Co. Ltd. (A Shares)	205,500	170,607
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	19,600	151,873
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	17,430	133,236
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	56,280	100,285
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	515,331	390,234
Shanghai M&G Stationery, Inc. (A Shares)	20,300	136,343
Shanghai Medicilon, Inc. (A Shares)	1,840	40,031
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	115,800	384,327
(H Shares)	228,600	464,738
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	623,200	686,035
Shanghai Putailai New Energy Technology Co. Ltd.	29,228	221,463
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	153,600	146,031
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	162,300	138,898
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	75,797
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	67,600	197,555
Shanxi Meijin Energy Co. Ltd. (A Shares)	90,100	103,350
Shanxi Securities Co. Ltd. (A Shares)	84,350	71,915
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	116,400	67,455
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	27,120	976,650
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	93,470	139,219
Shenghe Resources Holding Co. Ltd. (A Shares)	36,000	71,973
Shengyi Technology Co. Ltd.	44,800	104,219
Shennan Circuits Co. Ltd. (A Shares)	9,500	113,267
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,080,100	707,290
Shenzhen Capchem Technology Co. Ltd. (A Shares)	15,700	111,044
Shenzhen Dynanonic Co. Ltd. (A Shares)	3,900	92,602
Shenzhen Energy Group Co. Ltd. (A Shares)	107,820	100,263
Shenzhen Inovance Technology Co. Ltd. (A Shares)	57,950	519,053
Shenzhen International Holdings Ltd.	594,097	534,846
Shenzhen Kangtai Biological Products Co. Ltd.	24,060	105,718
Shenzhen Kedali Industry Co. Ltd.	5,400	107,421
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	12,400	83,923
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	26,800	1,211,621
Shenzhen New Industries Biomedical Engineering Co. Ltd.	16,900	129,289
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	182,400	132,366
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	23,200	120,745
Shenzhen SC New Energy Technology Corp. (A Shares)	7,800	116,316
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	27,217	68,024
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	18,700	59,761
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	17,514	276,703
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	18,100	66,434
Shenzhou International Group Holdings Ltd.	311,500	2,992,009
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	38,060	173,579
Sichuan Chuantou Energy Co. Ltd. (A Shares)	82,836	172,567
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	172,200	68,943
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	33,000	152,013
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	31,500	66,919
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	112,100	257,399
Sichuan Swellfun Co. Ltd. (A Shares)	11,000	104,529
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	25,200	68,618
Sieyuan Electric Co. Ltd. (A Shares)	16,900	112,550
Silergy Corp.	121,000	1,908,569
Sinoma Science & Technology Co. Ltd. (A Shares)	36,000	110,145
Sinomine Resource Group Co. Ltd. (A Shares)	9,940	109,650
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	133,600	66,858
Sinopharm Group Co. Ltd. (H Shares)	511,200	1,810,813
SITC International Holdings Co. Ltd.	508,000	939,639
SKSHU Paint Co. Ltd. (A Shares) (a)	8,160	121,228
Smoore International Holdings Ltd. (b)(d)	668,000	780,902
Songcheng Performance Development Co. Ltd. (A Shares)	60,860	128,530
Soochow Securities Co. Ltd. (A Shares)	96,649	101,509
Southwest Securities Co. Ltd. (A Shares)	132,600	73,855
StarPower Semiconductor Ltd. (A Shares)	3,500	122,965
Sungrow Power Supply Co. Ltd. (A Shares)	33,100	541,904
Sunny Optical Technology Group Co. Ltd.	267,000	2,821,472
Sunwoda Electronic Co. Ltd. (A Shares)	36,300	88,556
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	38,200	136,871
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	3,860	153,688
TAL Education Group ADR (a)	168,225	985,799
Tangshan Jidong Cement Co. Ltd. A Shares	68,000	80,380
TBEA Co. Ltd. (A Shares)	79,000	258,859
TCL Technology Group Corp. (A Shares)	366,600	212,486
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	70,800	426,673
Tencent Holdings Ltd.	2,308,000	102,512,395
Tencent Music Entertainment Group ADR (a)	267,115	1,979,322
Thunder Software Technology Co. Ltd. (A Shares)	10,300	126,182
Tianjin 712 Communication & Broadcasting Co. Ltd.	16,700	78,460
Tianma Microelectronics Co. Ltd. (A Shares)	49,300	70,434
Tianqi Lithium Corp. (A Shares) (a)	32,800	339,457
Tianshan Aluminum Group Co. Ltd.	86,000	90,427
Tianshui Huatian Technology Co. Ltd. (A Shares)	63,000	81,843
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	18,800	53,488
Tingyi (Cayman Islands) Holding Corp.	752,000	1,314,158
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	42,900	85,629
Toly Bread Co. Ltd.	37,689	62,571
Tongcheng Travel Holdings Ltd. (a)	466,400	992,129
TongFu Microelectronics Co. Ltd. (A Shares) (a)	34,800	90,401
Tongkun Group Co. Ltd. (A Shares)	49,100	91,834
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	217,300	103,635
Tongwei Co. Ltd. (A Shares)	100,200	579,016
Topchoice Medical Corp. (a)	7,100	122,797
Topsports International Holdings Ltd. (d)	712,000	634,704
TravelSky Technology Ltd. (H Shares)	363,000	724,594
Trina Solar Co. Ltd. (A Shares)	48,382	345,147
Trip.com Group Ltd. ADR (a)	201,055	7,139,463
Tsingtao Brewery Co. Ltd.:
(A Shares)	32,300	547,314
(H Shares)	194,000	2,076,893
Uni-President China Holdings Ltd.	471,000	470,278
Unigroup Guoxin Microelectronics Co. Ltd.	18,479	284,006
Unisplendour Corp. Ltd. (A Shares)	62,220	267,437
Vipshop Holdings Ltd. ADR (a)	152,412	2,392,868
Walvax Biotechnology Co. Ltd. (A Shares)	35,200	162,826
Wanda Film Holding Co. Ltd. (A Shares) (a)	49,900	103,293
Wanhua Chemical Group Co. Ltd. (A Shares)	69,200	924,687
Want Want China Holdings Ltd.	1,817,000	1,158,801
Weibo Corp. sponsored ADR (a)	25,705	450,095
Weichai Power Co. Ltd.:
(A Shares)	88,600	147,963
(H Shares)	715,600	1,057,758
Weihai Guangwei Composites Co. Ltd. (A Shares)	11,200	84,539
Wens Foodstuffs Group Co. Ltd. (A Shares)	149,200	427,494
Western Mining Co. Ltd. (A Shares)	57,100	109,005
Western Securities Co. Ltd. (A Shares)	93,900	91,127
Western Superconducting Technologies Co. Ltd. (A Shares)	9,909	111,926
Will Semiconductor Ltd.	25,650	339,946
Wilmar International Ltd.	706,793	2,087,667
Wingtech Technology Co. Ltd. (A Shares)	26,800	204,624
Wuchan Zhongda Group Co. Ltd.	106,200	83,897
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	3,700	52,357
Wuhan Guide Infrared Co. Ltd. (A Shares)	63,880	102,193
Wuliangye Yibin Co. Ltd. (A Shares)	89,700	2,196,647
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	38,930	123,718
WuXi AppTec Co. Ltd.	50,348	493,513
WuXi AppTec Co. Ltd. (H Shares) (d)	143,000	1,257,675
Wuxi Autowell Technology Co. Ltd. (A Shares)	3,291	79,767
Wuxi Biologics (Cayman), Inc. (a)(d)	1,322,500	7,885,855
XCMG Construction Machinery Co. Ltd. (A Shares)	255,400	253,713
Xiamen C&D, Inc. (A Shares)	65,100	114,419
Xiamen Faratronic Co. Ltd. (A Shares)	4,800	92,700
Xiamen Tungsten Co. Ltd. (A Shares)	32,200	91,267
Xiaomi Corp. Class B (a)(d)	5,605,600	7,956,614
Xinjiang Goldwind Science & Technology Co. Ltd. (A Shares)	174,782	277,617
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	55,700	52,773
Xinyi Solar Holdings Ltd.	1,849,446	1,988,335
XPeng, Inc. Class A (a)(b)	320,726	1,531,449
XTEP International Holdings Ltd.	508,500	593,060
Yadea Group Holdings Ltd. (d)	470,000	1,098,874
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	11,600	74,779
Yankuang Energy Group Co. Ltd.:
(A Shares)	77,500	386,625
(H Shares)	542,000	1,859,372
Yantai Jereh Oilfield Services (A Shares)	24,000	94,420
Yealink Network Technology Corp. Ltd.	19,400	185,336
Yifeng Pharmacy Chain Co. Ltd.	15,514	112,028
Yihai International Holding Ltd.	171,000	453,850
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	32,600	205,160
Yintai Gold Co. Ltd. (A Shares)	59,540	110,984
YongXing Special Materials Technology Co. Ltd. (A Shares)	11,830	109,581
Yonyou Network Technology Co. Ltd. (A Shares)	77,030	241,419
Youngor Group Co. Ltd. (A Shares)	112,893	112,135
Youngy Co. Ltd. (A Shares) (a)	5,500	56,304
YTO Express Group Co. Ltd. (A Shares)	74,000	185,485
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	34,000	75,031
Yuexiu Property Co. Ltd. (b)	498,400	721,018
Yum China Holdings, Inc.	154,073	9,426,186
Yunda Holding Co. Ltd. (A Shares)	64,620	113,664
Yunnan Aluminium Co. Ltd. (A Shares)	75,600	156,085
Yunnan Baiyao Group Co. Ltd. (A Shares)	38,080	320,763
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	6,300	104,051
Yunnan Energy New Material Co. Ltd.	19,900	300,353
Yunnan Tin Co. Ltd. (A Shares)	39,200	87,771
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	41,500	115,192
Zai Lab Ltd. ADR (a)	32,731	1,144,930
Zangge Mining Co. Ltd. (Series A)	30,700	101,879
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	13,198	520,183
Zhaojin Mining Industry Co. Ltd. (H Shares)	411,000	654,263
Zhefu Holding Group Co. Ltd. (A Shares)	130,200	72,024
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	167,966	166,877
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	125,300	175,832
Zhejiang Chint Electric Co. Ltd. (A Shares)	46,900	177,251
Zhejiang Dahua Technology Co. Ltd. (A Shares)	55,000	187,063
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	11,000	81,431
Zhejiang Expressway Co. Ltd. (H Shares)	476,000	395,014
Zhejiang HangKe Technology, Inc. Co. (A Shares)	8,227	59,381
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	33,860	96,016
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	34,110	257,580
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	28,400	281,977
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	19,700	91,486
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	126,277
Zhejiang NHU Co. Ltd. (A Shares)	65,380	161,682
Zhejiang Supcon Technology Co. Ltd. (A Shares)	10,012	139,987
Zhejiang Supor Cookware Co. Ltd.	9,700	72,340
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	35,600	94,326
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	33,200	106,327
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	11,500	77,120
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	19,600	48,505
Zheshang Securities Co. Ltd.	76,900	114,180
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)	273,200	850,481
Zhongji Innolight Co. Ltd. (A Shares)	17,700	230,848
Zhongsheng Group Holdings Ltd. Class H	230,000	982,449
Zhongtai Securities Co. Ltd. (A Shares)	121,000	131,118
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	27,044	182,717
(H Shares)	186,100	751,099
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	9,700	57,872
Zhuzhou Kibing Group Co. Ltd. (A Shares)	55,400	82,594
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	51,700	53,405
Zijin Mining Group Co. Ltd. (H Shares)	2,654,000	4,493,370
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	316,100	296,658
ZTE Corp.:
(A Shares)	30,600	157,917
(H Shares)	398,080	1,282,131
ZTO Express, Inc. sponsored ADR	157,789	4,367,600
TOTAL CHINA		787,516,226
Colombia - 0.0%
Bancolombia SA	101,022	774,115
Interconexion Electrica SA ESP	163,149	632,037
TOTAL COLOMBIA		1,406,152
Czech Republic - 0.0%
CEZ A/S	59,361	3,188,560
Komercni Banka A/S	29,414	948,392
MONETA Money Bank A/S (d)	138,006	506,046
TOTAL CZECH REPUBLIC		4,642,998
Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	1,110	1,977,308
Series B	1,891	3,418,082
Carlsberg A/S Series B	36,167	5,974,813
Chr. Hansen Holding A/S	39,128	3,041,393
Coloplast A/S Series B	44,065	6,338,273
Danske Bank A/S (a)	256,132	5,397,534
Demant A/S (a)	35,448	1,516,542
DSV A/S	69,364	13,027,860
Genmab A/S (a)	24,416	10,034,114
Novo Nordisk A/S Series B	614,036	102,147,651
Novozymes A/S Series B	76,732	3,986,048
ORSTED A/S (d)	70,164	6,291,889
Pandora A/S	33,483	3,089,672
Rockwool International A/S Series B	3,360	810,880
Tryg A/S	135,664	3,198,819
Vestas Wind Systems A/S	372,773	10,314,851
TOTAL DENMARK		180,565,729
Egypt - 0.0%
Commercial International Bank SAE	922,326	1,593,923
Eastern Co. SAE	374,340	210,793
EFG-Hermes Holding SAE	274,121	161,900
TOTAL EGYPT		1,966,616
Finland - 0.8%
Elisa Corp. (A Shares)	52,370	3,250,030
Fortum Corp.	165,686	2,470,164
Kesko Oyj	99,505	2,072,830
Kone OYJ (B Shares)	125,654	7,158,286
Metso Outotec Oyj	244,411	2,693,165
Neste OYJ	156,792	7,591,474
Nokia Corp.	1,998,450	8,455,744
Nordea Bank ABP	1,227,170	13,620,264
Orion Oyj (B Shares)	39,541	1,856,963
Sampo Oyj (A Shares)	177,846	9,006,713
Stora Enso Oyj (R Shares)	199,468	2,527,629
UPM-Kymmene Corp.	196,981	6,272,842
Wartsila Corp.	174,763	2,021,999
TOTAL FINLAND		68,998,103
France - 7.0%
Accor SA	62,124	2,198,756
Adevinta ASA Class B (a)	110,426	849,666
Aeroports de Paris SA	11,355	1,802,990
Air Liquide SA	185,443	33,359,384
Airbus Group NV	219,040	30,673,184
Alstom SA	117,411	2,951,075
Amundi SA (d)	23,667	1,547,769
Arkema SA	21,505	2,123,668
AXA SA	697,113	22,753,887
bioMerieux SA	15,840	1,656,394
BNP Paribas SA	411,584	26,593,837
Bollore SA	322,725	2,176,337
Bouygues SA	82,983	3,035,774
Bureau Veritas SA	109,734	3,160,741
Capgemini SA	60,298	10,956,346
Carrefour SA	221,852	4,614,656
Compagnie de Saint-Gobain	180,918	10,474,196
Compagnie Generale des Etablissements Michelin SCA Series B	252,438	8,039,543
Covivio	16,618	943,036
Covivio rights (a)(b)(c)	19,081	78,845
Credit Agricole SA	451,516	5,519,117
Danone SA	238,304	15,771,831
Dassault Aviation SA	9,572	1,870,052
Dassault Systemes SA	246,296	9,952,002
Edenred SA	92,519	6,006,699
Eiffage SA	30,997	3,685,389
Electricite de France SA (a)	5,248	68,960
Electricite de France SA	2,018	26,517
Engie SA	679,540	10,869,365
EssilorLuxottica SA	107,788	21,307,625
Eurazeo SA	16,269	1,158,968
Gecina SA	16,581	1,843,504
Getlink SE	166,175	3,105,516
Hermes International SCA	11,745	25,453,963
Ipsen SA	14,447	1,751,106
Kering SA	27,711	17,700,995
Klepierre SA	78,562	1,987,589
L'Oreal SA (a)	4,395	2,095,744
L'Oreal SA	85,102	40,580,652
La Francaise des Jeux SAEM (d)	37,981	1,621,318
Legrand SA	97,191	9,178,021
LVMH Moet Hennessy Louis Vuitton SE	102,637	98,724,614
Orange SA	738,343	9,610,212
Pernod Ricard SA	76,341	17,614,759
Publicis Groupe SA	84,778	6,931,203
Remy Cointreau SA	8,408	1,453,180
Renault SA	71,893	2,664,131
Safran SA	126,700	19,704,355
Sartorius Stedim Biotech	10,123	2,704,974
SEB SA	9,688	1,108,087
Societe Generale Series A	301,578	7,324,808
Sodexo SA (a)	2,224	238,201
Sodexo SA	30,780	3,296,682
Teleperformance	21,877	4,358,413
Thales SA	39,815	6,071,905
TotalEnergies SE	922,447	58,944,311
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	44,844	2,398,536
Valeo SA	79,578	1,548,991
Veolia Environnement SA	247,613	7,840,652
VINCI SA	199,672	24,686,084
Vivendi SA	271,959	2,982,931
Wendel SA	9,872	1,105,200
Worldline SA (a)(d)	87,646	3,803,207
TOTAL FRANCE		636,660,453
Germany - 5.2%
adidas AG	59,985	10,563,715
Allianz SE	149,701	37,590,947
Aroundtown SA (b)	384,617	521,498
BASF AG	340,217	17,563,367
Bayer AG	364,250	24,039,141
Bayerische Motoren Werke AG (BMW)	123,092	13,758,822
Bechtle AG	30,463	1,411,500
Beiersdorf AG	37,325	5,206,858
Brenntag SE	57,304	4,658,711
Carl Zeiss Meditec AG	14,723	1,975,995
Commerzbank AG	393,753	4,366,966
Continental AG	41,563	2,904,526
Covestro AG (d)	70,796	3,105,852
Daimler Truck Holding AG	167,204	5,516,208
Deutsche Bank AG	764,202	8,372,744
Deutsche Borse AG	70,392	13,424,363
Deutsche Lufthansa AG (a)	221,580	2,375,667
Deutsche Post AG	366,901	17,647,790
Deutsche Telekom AG	1,203,477	29,017,956
E.ON SE	837,277	11,075,759
Evonik Industries AG	78,167	1,701,973
Fresenius Medical Care AG & Co. KGaA	76,709	3,722,224
Fresenius SE & Co. KGaA	156,175	4,512,180
GEA Group AG	56,883	2,666,381
Hannover Reuck SE	22,346	4,767,024
HeidelbergCement AG	53,267	4,024,123
HelloFresh AG (a)	61,756	1,648,826
Henkel AG & Co. KGaA	36,526	2,696,616
Infineon Technologies AG	483,580	17,610,424
Knorr-Bremse AG	26,564	1,856,944
LEG Immobilien AG	27,883	1,732,235
Mercedes-Benz Group AG (Germany)	297,380	23,191,485
Merck KGaA	47,825	8,566,120
MTU Aero Engines AG	19,620	5,138,902
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	51,995	19,508,365
Nemetschek SE	22,104	1,719,075
Puma AG	39,874	2,326,912
Rational AG	1,875	1,353,271
Rheinmetall AG	16,113	4,713,930
RWE AG	237,521	11,136,373
SAP SE	387,056	52,374,946
Scout24 AG (d)	29,063	1,809,385
Siemens AG	283,558	46,739,500
Siemens Energy AG (a)	189,182	4,623,635
Siemens Healthineers AG (d)	104,446	6,493,324
Symrise AG	49,479	5,978,178
Telefonica Deutschland Holding AG	400,051	1,351,102
United Internet AG	32,358	554,796
Volkswagen AG	11,578	1,943,862
Vonovia SE	267,022	5,791,311
Zalando SE (a)(d)	82,471	3,377,816
TOTAL GERMANY		470,729,623
Greece - 0.1%
Alpha Bank SA (a)	842,675	1,053,897
Eurobank Ergasias Services and Holdings SA (a)	971,013	1,369,548
Ff Group (a)(e)	5,453	0
Hellenic Telecommunications Organization SA	74,984	1,094,780
Jumbo SA	43,681	1,005,961
Motor Oil (HELLAS) Corinth Refineries SA	21,151	503,416
Mytilineos SA	38,566	1,117,642
National Bank of Greece SA (a)	213,222	1,113,660
OPAP SA	73,493	1,251,981
Public Power Corp. of Greece (a)	77,397	666,919
Terna Energy SA	20,563	454,980
TOTAL GREECE		9,632,784
Hong Kong - 1.7%
AIA Group Ltd.	4,379,895	47,684,249
CK Asset Holdings Ltd.	728,971	4,310,498
CK Infrastructure Holdings Ltd.	243,636	1,387,114
CLP Holdings Ltd.	598,108	4,453,349
Futu Holdings Ltd. ADR (a)(b)	22,554	998,466
Hang Lung Properties Ltd.	776,998	1,420,296
Hang Seng Bank Ltd.	280,850	4,162,998
Henderson Land Development Co. Ltd.	559,059	1,990,656
HKT Trust/HKT Ltd. unit	1,364,557	1,793,400
Hong Kong & China Gas Co. Ltd.	4,099,468	3,640,046
Hong Kong Exchanges and Clearing Ltd.	445,402	18,491,710
Hongkong Land Holdings Ltd.	426,367	1,897,520
Jardine Matheson Holdings Ltd.	60,119	2,906,259
Jinmao Property Services Co. Ltd. (a)	316	150
Kingboard Laminates Holdings Ltd.	323,000	332,880
Link (REIT)	933,750	6,107,557
MTR Corp. Ltd.	565,898	2,827,523
New World Development Co. Ltd.	559,090	1,491,025
Nine Dragons Paper (Holdings) Ltd.	574,000	398,234
Orient Overseas International Ltd.	49,500	1,005,701
Power Assets Holdings Ltd.	517,354	2,956,316
Prudential PLC	1,018,093	15,577,882
Sino Biopharmaceutical Ltd.	3,938,250	2,186,126
Sino Land Ltd.	1,252,367	1,687,654
Sun Hung Kai Properties Ltd.	534,562	7,442,864
Swire Pacific Ltd. (A Shares)	183,004	1,452,709
Swire Properties Ltd.	452,755	1,216,885
Techtronic Industries Co. Ltd.	514,347	5,564,458
Vinda International Holdings Ltd.	129,000	337,059
WH Group Ltd. (d)	3,075,946	1,712,498
Wharf Real Estate Investment Co. Ltd.	612,654	3,533,003
Xinyi Glass Holdings Ltd.	707,793	1,294,936
TOTAL HONG KONG		152,262,021
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	150,836	1,221,652
OTP Bank PLC	82,854	2,520,727
Richter Gedeon PLC	50,797	1,225,844
TOTAL HUNGARY		4,968,223
India - 3.6%
ABB India Ltd.	17,843	748,155
ACC Ltd.	25,885	560,051
Adani Enterprises Ltd.	64,505	1,526,621
Adani Green Energy Ltd. (a)	118,613	1,386,122
Adani Ports & Special Economic Zone Ltd.	201,703	1,687,955
Adani Power Ltd. (a)	282,497	779,943
Adani Total Gas Ltd.	103,031	1,195,135
Adani Transmissions Ltd. (a)	104,269	1,316,538
Ambuja Cements Ltd.	221,908	1,080,224
Apollo Hospitals Enterprise Ltd.	38,453	2,130,817
Asian Paints Ltd.	141,367	5,036,332
AU Small Finance Bank Ltd. (d)	59,605	486,366
Aurobindo Pharma Ltd.	91,907	695,506
Avenue Supermarts Ltd. (a)(d)	59,395	2,560,855
Axis Bank Ltd.	845,684	8,936,383
Bajaj Auto Ltd.	22,993	1,249,285
Bajaj Finance Ltd.	100,665	7,772,806
Bajaj Finserv Ltd.	140,009	2,331,687
Bajaj Holdings & Investment Ltd.	10,529	884,411
Balkrishna Industries Ltd.	30,399	777,189
Bandhan Bank Ltd. (a)(d)	251,803	709,833
Bank of Baroda	400,094	923,782
Berger Paints India Ltd.	83,968	629,000
Bharat Electronics Ltd.	1,350,273	1,711,883
Bharat Forge Ltd.	99,590	979,286
Bharat Petroleum Corp. Ltd.	315,855	1,383,936
Bharti Airtel Ltd.	822,723	8,062,418
Britannia Industries Ltd.	41,370	2,309,137
Cg Power & Industrial Soluti	214,528	813,335
Cholamandalam Investment and Finance Co. Ltd.	150,327	1,608,509
Cipla Ltd./India	177,919	1,981,530
Coal India Ltd.	573,780	1,641,741
Colgate-Palmolive Ltd.	43,935	858,809
Container Corp. of India Ltd.	105,014	788,216
Dabur India Ltd.	222,136	1,451,383
Divi's Laboratories Ltd.	49,597	1,989,039
DLF Ltd.	203,153	1,063,768
Dr. Reddy's Laboratories Ltd.	43,254	2,611,074
Eicher Motors Ltd.	50,016	2,027,500
GAIL India Ltd.	881,639	1,160,086
Godrej Consumer Products Ltd. (a)	151,014	1,679,782
Godrej Properties Ltd. (a)	43,969	710,898
Grasim Industries Ltd.	96,208	2,031,049
Havells India Ltd.	83,430	1,259,823
HCL Technologies Ltd.	348,300	4,558,494
HDFC Standard Life Insurance Co. Ltd. (d)	365,954	2,378,287
Hero Motocorp Ltd.	39,878	1,251,850
Hindalco Industries Ltd.	506,037	2,717,978
Hindustan Petroleum Corp. Ltd. (a)	224,537	691,427
Hindustan Unilever Ltd.	305,860	9,216,006
Housing Development Finance Corp. Ltd.	641,051	21,864,843
ICICI Bank Ltd.	1,914,074	21,615,617
ICICI Lombard General Insurance Co. Ltd. (d)	87,990	1,164,392
ICICI Prudential Life Insurance Co. Ltd. (d)	127,340	679,273
Indian Oil Corp. Ltd.	1,090,944	1,088,357
Indian Railway Catering & Tourism Corp. Ltd.	81,628	619,443
Indraprastha Gas Ltd.	111,425	677,468
Indus Towers Ltd.	234,341	445,751
Info Edge India Ltd.	26,180	1,216,008
Infosys Ltd.	1,245,906	19,243,577
InterGlobe Aviation Ltd. (a)(d)	33,326	826,613
ITC Ltd.	1,108,763	5,788,035
Jindal Steel & Power Ltd.	130,044	931,497
JSW Steel Ltd. (a)	270,178	2,406,449
Jubilant Foodworks Ltd.	155,269	852,441
Kotak Mahindra Bank Ltd.	206,240	4,913,704
Larsen & Toubro Ltd.	254,457	7,385,125
Ltimindtree Ltd. (d)	34,012	1,850,641
Lupin Ltd.	72,473	630,454
Mahindra & Mahindra Ltd.	321,937	4,848,864
Marico Ltd.	196,518	1,196,427
Maruti Suzuki India Ltd.	44,698	4,712,608
Mphasis BFL Ltd.	34,050	760,448
MRF Ltd.	741	808,732
Muthoot Finance Ltd.	41,544	520,077
Nestle India Ltd.	12,645	3,372,166
NTPC Ltd.	1,416,628	2,991,063
Oil & Natural Gas Corp. Ltd.	958,354	1,871,003
Page Industries Ltd.	2,248	1,111,724
Petronet LNG Ltd.	301,766	877,393
PI Industries Ltd.	29,525	1,225,827
Pidilite Industries Ltd.	55,576	1,649,463
Power Grid Corp. of India Ltd.	1,188,551	3,459,724
Reliance Industries Ltd.	1,128,905	33,560,643
Samvardhana Motherson International Ltd.	768,949	693,333
SBI Cards & Payment Services Ltd.	86,238	817,031
SBI Life Insurance Co. Ltd. (d)	169,174	2,366,099
Shree Cement Ltd.	4,136	1,234,506
Shriram Transport Finance Co. Ltd.	82,419	1,348,409
Siemens Ltd.	25,973	1,098,965
SRF Ltd.	54,156	1,689,409
State Bank of India	659,501	4,688,347
Sun Pharmaceutical Industries Ltd.	358,706	4,343,538
Tata Consultancy Services Ltd.	339,823	13,449,650
Tata Consumer Products Ltd.	205,225	1,922,145
Tata Elxsi Ltd.	12,684	1,036,111
Tata Motors Ltd. (a)	627,340	3,746,943
Tata Power Co. Ltd./The	527,853	1,305,190
Tata Steel Ltd.	2,717,716	3,606,866
Tech Mahindra Ltd.	213,422	2,688,363
The Indian Hotels Co. Ltd.	329,376	1,371,431
Titan Co. Ltd.	131,101	4,252,061
Torrent Pharmaceuticals Ltd.	38,045	771,030
Trent Ltd.	65,705	1,102,568
Tube Investments of India Ltd.	40,522	1,286,986
Tvs Motor Co. Ltd.	76,956	1,075,398
Ultratech Cement Ltd.	37,224	3,449,615
United Spirits Ltd. (a)	109,899	1,048,812
UPL Ltd.	176,019	1,599,186
Varun Beverages Ltd.	83,580	1,482,916
Vedanta Ltd.	277,767	953,858
Wipro Ltd.	522,531	2,476,854
Yes Bank Ltd. (a)	4,388,749	845,521
Zomato Ltd. (a)	1,088,016	870,952
TOTAL INDIA		330,130,183
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	1,729,700	761,366
PT Adaro Energy Indonesia Tbk	5,270,100	1,128,139
PT Aneka Tambang Tbk	3,358,200	483,093
PT Astra International Tbk	7,379,600	3,403,980
PT Bank Central Asia Tbk	20,445,500	12,652,729
PT Bank Mandiri (Persero) Tbk	13,915,800	4,919,237
PT Bank Negara Indonesia (Persero) Tbk	2,745,000	1,769,012
PT Bank Rakyat Indonesia (Persero) Tbk	25,049,754	8,729,319
PT Barito Pacific Tbk	11,112,057	633,664
PT Charoen Pokphand Indonesia Tbk	2,838,600	888,696
PT Indah Kiat Pulp & Paper Tbk	1,126,400	598,540
PT Indofood CBP Sukses Makmur Tbk	918,100	662,901
PT Kalbe Farma Tbk	8,095,000	1,172,025
PT Merdeka Copper Gold Tbk (a)	4,425,195	1,193,735
PT Sarana Menara Nusantara Tbk	7,826,200	548,090
PT Semen Indonesia (Persero) Tbk	1,315,333	534,979
PT Sumber Alfaria Trijaya Tbk	6,194,400	1,224,833
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	18,128,300	5,250,841
PT Unilever Indonesia Tbk	2,972,600	892,847
PT United Tractors Tbk	616,200	1,216,426
PT Vale Indonesia Tbk (a)	987,600	472,037
TOTAL INDONESIA		49,136,489
Ireland - 0.4%
AerCap Holdings NV (a)	61,461	3,463,942
AIB Group PLC	397,630	1,707,903
Bank of Ireland Group PLC	396,371	4,092,452
CRH PLC	267,627	12,914,067
CRH PLC sponsored ADR	9,091	440,914
Kerry Group PLC Class A	59,614	6,269,326
Kingspan Group PLC (Ireland)	56,881	3,929,859
Smurfit Kappa Group PLC	92,010	3,400,480
TOTAL IRELAND		36,218,943
Israel - 0.4%
Azrieli Group	15,541	899,227
Bank Hapoalim BM (Reg.)	469,647	4,007,596
Bank Leumi le-Israel BM	572,618	4,493,411
Bezeq The Israel Telecommunication Corp. Ltd.	766,101	1,037,904
Check Point Software Technologies Ltd. (a)	37,072	4,721,490
Elbit Systems Ltd. (Israel)	9,875	1,817,815
First International Bank of Israel	19,717	710,591
Icl Group Ltd.	264,733	1,622,965
Israel Discount Bank Ltd. (Class A)	465,149	2,287,713
Mizrahi Tefahot Bank Ltd.	58,036	1,886,908
NICE Ltd. (a)	22,745	4,670,140
NICE Ltd. sponsored ADR (a)	922	188,097
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	411,549	3,592,823
Tower Semiconductor Ltd. (a)	40,543	1,782,871
Wix.com Ltd. (a)	21,628	1,886,610
TOTAL ISRAEL		35,606,161
Italy - 1.4%
Amplifon SpA	47,486	1,741,370
Assicurazioni Generali SpA	416,524	8,665,312
Coca-Cola HBC AG	73,715	2,245,626
Davide Campari Milano NV	198,377	2,553,150
DiaSorin SpA	9,135	991,286
Enel SpA	3,023,737	20,658,520
Eni SpA	929,534	14,042,853
Ferrari NV (Italy)	46,862	13,028,075
FinecoBank SpA	223,733	3,384,876
Infrastrutture Wireless Italiane SpA (d)	126,050	1,749,376
Intesa Sanpaolo SpA	5,995,322	15,764,047
Mediobanca SpA	224,178	2,403,522
Moncler SpA	76,642	5,671,784
Nexi SpA (a)(d)	225,399	1,864,244
Poste Italiane SpA (d)	192,673	2,001,200
Prysmian SpA	91,907	3,754,165
Recordati SpA	40,284	1,852,350
Snam SpA	751,704	4,174,645
Telecom Italia SpA (a)	1,940,517	570,700
Telecom Italia SpA (Risparmio Shares) (a)	1,892,894	546,474
Terna - Rete Elettrica Nazionale	526,305	4,558,293
UniCredit SpA	712,793	14,124,335
TOTAL ITALY		126,346,203
Japan - 13.5%
Advantest Corp.	67,937	5,294,460
AEON Co. Ltd.	239,442	4,880,307
AGC, Inc.	73,173	2,728,246
Aisin Seiki Co. Ltd.	55,562	1,630,827
Ajinomoto Co., Inc.	170,261	6,123,329
Ana Holdings, Inc. (a)	58,356	1,272,922
Asahi Group Holdings	167,649	6,476,968
ASAHI INTECC Co. Ltd.	78,392	1,418,601
Asahi Kasei Corp.	457,430	3,230,901
Astellas Pharma, Inc.	683,230	10,292,562
Azbil Corp.	43,322	1,211,576
Bandai Namco Holdings, Inc.	219,594	4,988,170
BayCurrent Consulting, Inc.	48,600	1,689,336
Bridgestone Corp.	210,820	8,466,185
Brother Industries Ltd.	85,921	1,349,411
Canon, Inc.	370,283	8,819,163
Capcom Co. Ltd.	63,074	2,370,170
Central Japan Railway Co.	53,642	6,640,814
Chiba Bank Ltd.	197,832	1,291,849
Chubu Electric Power Co., Inc.	243,944	2,720,552
Chugai Pharmaceutical Co. Ltd.	250,160	6,455,544
Concordia Financial Group Ltd.	416,315	1,579,649
CyberAgent, Inc.	161,200	1,406,728
Dai Nippon Printing Co. Ltd.	83,638	2,404,268
Dai-ichi Mutual Life Insurance Co.	366,265	6,812,815
Daifuku Co. Ltd.	110,003	2,026,782
Daiichi Sankyo Kabushiki Kaisha	649,373	22,282,985
Daikin Industries Ltd.	92,246	16,754,740
Daito Trust Construction Co. Ltd.	23,365	2,214,481
Daiwa House Industry Co. Ltd.	221,659	5,649,750
Daiwa House REIT Investment Corp.	839	1,785,114
Daiwa Securities Group, Inc.	495,444	2,301,187
DENSO Corp.	159,725	9,641,578
Dentsu Group, Inc.	77,714	2,800,412
Disco Corp.	31,987	3,641,888
East Japan Railway Co.	112,295	6,425,705
Eisai Co. Ltd.	93,148	5,374,948
ENEOS Holdings, Inc.	1,138,605	4,050,616
FANUC Corp.	354,550	11,973,584
Fast Retailing Co. Ltd.	64,874	15,362,269
Fuji Electric Co. Ltd.	43,125	1,740,763
FUJIFILM Holdings Corp.	133,453	6,955,567
Fujitsu Ltd.	72,494	9,661,805
GLP J-REIT	1,651	1,886,392
GMO Payment Gateway, Inc.	16,141	1,262,417
Hakuhodo DY Holdings, Inc.	90,624	1,067,853
Hamamatsu Photonics K.K.	51,042	2,705,933
Hankyu Hanshin Holdings, Inc.	86,721	2,707,544
Hikari Tsushin, Inc.	7,322	999,051
Hirose Electric Co. Ltd.	11,215	1,513,564
Hitachi Construction Machinery Co. Ltd.	40,909	1,008,075
Hitachi Ltd.	358,656	19,838,926
Honda Motor Co. Ltd.	603,309	16,001,582
Hoshizaki Corp.	39,100	1,377,148
Hoya Corp.	132,170	13,858,691
Hulic Co. Ltd.	148,694	1,280,263
Ibiden Co. Ltd.	42,805	1,684,216
Idemitsu Kosan Co. Ltd.	79,285	1,688,219
Iida Group Holdings Co. Ltd.	55,940	994,574
INPEX Corp.	382,006	4,180,312
Isuzu Motors Ltd.	217,945	2,573,718
Itochu Corp.	440,622	14,617,573
ITOCHU Techno-Solutions Corp.	36,098	934,779
Japan Airlines Co. Ltd.	52,540	1,002,284
Japan Exchange Group, Inc.	188,008	3,052,833
Japan Post Bank Co. Ltd.	546,090	4,360,840
Japan Post Holdings Co. Ltd.	888,030	7,310,196
Japan Post Insurance Co. Ltd.	74,316	1,206,824
Japan Real Estate Investment Corp.	455	1,802,893
Japan Retail Fund Investment Corp.	2,562	1,875,936
Japan Tobacco, Inc.	447,681	9,632,702
JFE Holdings, Inc.	187,042	2,212,764
JSR Corp.	65,701	1,524,490
Kajima Corp.	160,844	2,128,053
Kansai Electric Power Co., Inc.	268,294	2,896,157
Kao Corp.	173,605	7,015,118
KDDI Corp.	595,187	18,580,628
Keio Corp.	37,002	1,374,253
Keisei Electric Railway Co.	47,230	1,666,696
Keyence Corp.	72,020	32,477,873
Kikkoman Corp.	53,273	3,155,559
Kintetsu Group Holdings Co. Ltd.	65,470	2,210,089
Kirin Holdings Co. Ltd.	304,108	4,940,331
Kobayashi Pharmaceutical Co. Ltd.	18,048	1,126,232
Kobe Bussan Co. Ltd.	57,021	1,594,787
Koei Tecmo Holdings Co. Ltd.	45,176	830,777
Koito Manufacturing Co. Ltd.	80,104	1,549,488
Komatsu Ltd.	344,363	8,564,263
Konami Group Corp.	35,692	1,756,189
Kose Corp.	12,434	1,450,989
Kubota Corp.	373,325	5,656,994
Kurita Water Industries Ltd.	37,998	1,592,453
Kyocera Corp.	118,417	6,215,418
Kyowa Hakko Kirin Co., Ltd.	99,163	2,206,515
Lasertec Corp.	27,874	3,792,147
LIXIL Group Corp.	108,161	1,702,567
M3, Inc.	162,334	3,984,647
Makita Corp.	85,020	2,398,474
Marubeni Corp.	575,229	8,164,340
MatsukiyoCocokara & Co.	41,700	2,233,029
Mazda Motor Corp.	206,872	1,872,086
McDonald's Holdings Co. (Japan) Ltd.	32,468	1,352,625
Meiji Holdings Co. Ltd.	83,426	2,013,046
Minebea Mitsumi, Inc.	132,360	2,451,127
Misumi Group, Inc.	103,675	2,615,431
Mitsubishi Chemical Holdings Corp.	484,462	2,842,166
Mitsubishi Corp.	464,614	17,225,970
Mitsubishi Electric Corp.	705,796	8,751,081
Mitsubishi Estate Co. Ltd.	413,667	5,098,158
Mitsubishi Heavy Industries Ltd.	119,201	4,520,131
Mitsubishi UFJ Financial Group, Inc.	4,430,157	27,730,722
Mitsubishi UFJ Lease & Finance Co. Ltd.	250,699	1,301,312
Mitsui & Co. Ltd.	531,304	16,586,626
Mitsui Chemicals, Inc.	68,343	1,729,147
Mitsui Fudosan Co. Ltd.	336,606	6,685,675
Mitsui OSK Lines Ltd.	126,000	3,123,618
Mizuho Financial Group, Inc.	893,614	12,953,675
MonotaRO Co. Ltd.	95,350	1,442,541
MS&AD Insurance Group Holdings, Inc.	158,137	5,190,424
Murata Manufacturing Co. Ltd.	212,066	12,031,813
NEC Corp.	89,156	3,428,522
Nexon Co. Ltd.	174,979	3,952,838
NGK Insulators Ltd.	89,860	1,127,907
Nidec Corp.	163,641	8,097,297
Nihon M&A Center Holdings, Inc.	110,494	844,599
Nintendo Co. Ltd.	408,510	17,270,737
Nippon Building Fund, Inc.	561	2,352,394
Nippon Express Holdings, Inc.	29,573	1,735,402
Nippon Paint Holdings Co. Ltd.	306,110	2,761,799
Nippon Prologis REIT, Inc.	782	1,781,453
Nippon Sanso Holdings Corp.	65,247	1,177,231
Nippon Shinyaku Co. Ltd.	18,445	843,466
Nippon Steel & Sumitomo Metal Corp.	301,024	6,429,096
Nippon Telegraph & Telephone Corp.	443,061	13,519,553
Nippon Yusen KK	178,653	4,223,162
Nissan Chemical Corp.	45,522	2,023,091
Nissan Motor Co. Ltd.	871,171	3,176,670
Nisshin Seifun Group, Inc.	76,684	929,521
Nissin Food Holdings Co. Ltd.	22,863	2,204,269
Nitori Holdings Co. Ltd.	29,580	3,766,596
Nitto Denko Corp.	51,755	3,345,869
Nomura Holdings, Inc.	1,088,306	3,901,470
Nomura Real Estate Holdings, Inc.	46,314	1,154,100
Nomura Real Estate Master Fund, Inc.	1,566	1,832,387
Nomura Research Institute Ltd.	146,324	3,681,446
NTT Data Corp.	231,315	3,141,986
Obayashi Corp.	225,843	1,882,801
OBIC Co. Ltd.	25,469	3,924,142
Odakyu Electric Railway Co. Ltd.	106,790	1,491,677
Oji Holdings Corp.	316,056	1,242,005
Olympus Corp.	451,948	7,911,990
OMRON Corp.	68,484	4,017,213
Ono Pharmaceutical Co. Ltd.	136,565	2,749,750
Open House Group Co. Ltd.	28,300	1,131,229
Oracle Corp. Japan	14,738	1,057,729
Oriental Land Co. Ltd.	370,285	13,104,086
ORIX Corp.	441,996	7,519,467
Osaka Gas Co. Ltd.	141,575	2,341,822
Otsuka Corp.	43,604	1,587,143
Otsuka Holdings Co. Ltd.	144,285	4,908,686
Pan Pacific International Holdings Ltd.	142,108	2,655,563
Panasonic Holdings Corp.	817,880	7,703,434
Persol Holdings Co. Ltd.	67,977	1,401,646
Rakuten Group, Inc.	334,250	1,667,224
Recruit Holdings Co. Ltd.	533,536	14,967,609
Renesas Electronics Corp. (a)	434,267	5,659,563
Resona Holdings, Inc.	796,643	3,970,439
Ricoh Co. Ltd.	208,662	1,727,665
ROHM Co. Ltd.	32,987	2,483,531
SBI Holdings, Inc. Japan	92,764	1,811,751
SCSK Corp.	60,356	911,244
Secom Co. Ltd.	77,306	4,950,212
Seiko Epson Corp.	107,162	1,638,908
Sekisui Chemical Co. Ltd.	139,852	1,990,437
Sekisui House Ltd.	227,108	4,669,036
Seven & i Holdings Co. Ltd.	278,240	12,609,127
SG Holdings Co. Ltd.	108,916	1,567,282
Sharp Corp.	83,313	593,772
Shimadzu Corp.	86,721	2,712,353
SHIMANO, Inc.	26,974	4,171,596
SHIMIZU Corp.	211,343	1,290,674
Shin-Etsu Chemical Co. Ltd.	684,745	19,539,761
Shionogi & Co. Ltd.	97,160	4,349,323
Shiseido Co. Ltd.	147,894	7,413,304
Shizuoka Financial Group	168,612	1,270,938
SMC Corp.	21,157	10,551,944
SoftBank Corp.	1,061,729	11,953,807
SoftBank Group Corp.	446,342	16,738,906
Sompo Holdings, Inc.	115,379	4,814,720
Sony Group Corp.	467,442	42,291,229
Square Enix Holdings Co. Ltd.	32,792	1,613,666
Subaru Corp.	226,005	3,688,813
Sumco Corp.	126,364	1,740,242
Sumitomo Chemical Co. Ltd.	570,385	1,927,458
Sumitomo Corp.	417,861	7,489,267
Sumitomo Electric Industries Ltd.	270,632	3,453,877
Sumitomo Metal Mining Co. Ltd.	91,128	3,363,417
Sumitomo Mitsui Financial Group, Inc.	484,085	19,786,315
Sumitomo Mitsui Trust Holdings, Inc.	122,427	4,413,215
Sumitomo Realty & Development Co. Ltd.	116,608	2,722,707
Suntory Beverage & Food Ltd.	52,137	1,962,718
Suzuki Motor Corp.	135,664	4,730,397
Sysmex Corp.	61,865	3,979,357
T&D Holdings, Inc.	198,327	2,428,782
Taisei Corp.	68,087	2,315,701
Takeda Pharmaceutical Co. Ltd.	557,546	18,487,760
TDK Corp.	143,584	4,936,264
Terumo Corp.	240,935	7,214,989
TIS, Inc.	85,120	2,337,372
Tobu Railway Co. Ltd.	72,186	1,842,605
Toho Co. Ltd.	41,413	1,645,195
Tokio Marine Holdings, Inc.	679,563	13,663,996
Tokyo Electric Power Co., Inc. (a)	558,866	2,003,766
Tokyo Electron Ltd.	165,744	18,978,601
Tokyo Gas Co. Ltd.	147,062	3,012,276
Tokyu Corp.	201,381	2,842,700
Toppan, Inc.	99,858	2,122,857
Toray Industries, Inc.	519,053	2,941,629
Toshiba Corp.	145,079	4,674,413
Tosoh Corp.	92,951	1,241,853
Toto Ltd.	53,439	1,827,707
Toyota Industries Corp.	54,042	3,140,807
Toyota Motor Corp.	3,931,665	53,981,902
Toyota Tsusho Corp.	79,311	3,296,745
Trend Micro, Inc.	50,030	2,444,640
Unicharm Corp.	151,197	6,103,814
USS Co. Ltd.	79,017	1,327,801
Welcia Holdings Co. Ltd.	36,092	755,660
West Japan Railway Co.	82,459	3,573,918
Yakult Honsha Co. Ltd.	47,327	3,559,653
Yamaha Corp.	50,032	1,971,743
Yamaha Motor Co. Ltd.	111,078	2,880,390
Yamato Holdings Co. Ltd.	103,402	1,776,197
Yaskawa Electric Corp.	88,135	3,589,355
Yokogawa Electric Corp.	81,623	1,325,622
Z Holdings Corp.	982,096	2,690,198
ZOZO, Inc.	46,307	974,501
TOTAL JAPAN		1,229,576,019
Jordan - 0.0%
Hikma Pharmaceuticals PLC	62,772	1,452,341
Korea (South) - 3.0%
AMOREPACIFIC Corp.	11,148	1,031,840
BGF Retail Co. Ltd.	2,656	370,695
Celltrion Healthcare Co. Ltd.	33,399	1,741,653
Celltrion Pharm, Inc.	6,132	376,034
Celltrion, Inc.	37,867	4,564,384
Cheil Worldwide, Inc.	24,501	339,183
CJ CheilJedang Corp.	2,984	691,273
CJ Corp.	5,012	343,311
Coway Co. Ltd.	19,776	726,392
Db Insurance Co. Ltd.	16,693	1,049,764
Delivery Hero AG (a)(d)	63,298	2,519,998
Doosan Bobcat, Inc.	17,982	690,181
Doosan Heavy Industries & Construction Co. Ltd. (a)	151,003	1,892,814
E-Mart, Inc.	8,630	631,426
Ecopro BM Co. Ltd.	18,057	3,627,455
F&F Co. Ltd.	6,215	657,870
GS Holdings Corp.	15,723	467,340
Hana Financial Group, Inc.	109,773	3,450,836
Hankook Tire Co. Ltd.	26,753	691,221
Hanmi Pharm Co. Ltd.	2,484	601,030
Hanon Systems	66,957	460,455
Hanwha Solutions Corp. (a)	38,168	1,373,942
HD Hyundai Co. Ltd.	16,811	745,753
HD Hyundai Heavy Industries Co. Ltd. (a)	6,330	521,000
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	15,740	1,001,529
HLB, Inc.	41,930	1,114,785
HMM Co. Ltd.	98,983	1,516,750
Hotel Shilla Co.	11,125	679,948
HYBE Co. Ltd. (a)	6,839	1,383,512
Hyundai Engineering & Construction Co. Ltd.	28,875	888,769
Hyundai Glovis Co. Ltd.	7,027	862,348
Hyundai Mipo Dockyard Co. Ltd. (a)	8,651	476,388
Hyundai Mobis	23,060	3,757,046
Hyundai Motor Co. Ltd.	51,456	7,625,161
Hyundai Steel Co.	31,382	858,407
Industrial Bank of Korea	106,137	799,610
Kakao Corp.	115,172	5,045,328
Kakao Games Corp. (a)	13,207	401,471
Kakao Pay Corp. (a)	9,806	403,131
KakaoBank Corp.	54,897	909,209
Kangwon Land, Inc.	32,763	464,286
KB Financial Group, Inc.	144,555	5,367,461
Kia Corp.	97,704	6,190,371
Korea Aerospace Industries Ltd.	27,010	1,109,899
Korea Electric Power Corp. (a)	96,109	1,342,350
Korea Investment Holdings Co. Ltd.	14,792	611,577
Korea Zinc Co. Ltd.	3,449	1,326,175
Korean Air Lines Co. Ltd.	68,768	1,180,091
KRAFTON, Inc. (a)	11,330	1,637,329
KT&G Corp.	42,372	2,716,335
Kumho Petro Chemical Co. Ltd.	7,085	724,789
L&F Co. Ltd.	8,787	1,754,687
LG Chemical Ltd.	18,359	10,202,162
LG Corp.	35,162	2,302,320
LG Display Co. Ltd.	85,208	950,258
LG Electronics, Inc.	39,300	3,228,512
LG Energy Solution (a)	12,933	5,638,894
LG H & H Co. Ltd.	3,194	1,492,018
LG Innotek Co. Ltd.	5,296	1,054,485
LG Uplus Corp.	89,810	741,079
Lotte Chemical Corp.	8,014	1,010,460
Lotte Energy Materials Corp.	8,112	367,138
Lotte Shopping Co. Ltd.	3,801	227,345
Meritz Financial Holdings Co.	38,822	1,336,840
Mirae Asset Securities Co. Ltd.	97,474	506,668
NAVER Corp.	48,502	7,029,530
NCSOFT Corp.	6,097	1,725,966
Netmarble Corp. (d)	7,855	382,629
NH Investment & Securities Co. Ltd.	50,861	356,237
Orion Corp./Republic of Korea	8,594	932,094
Pan Ocean Co., Ltd. (Korea)	95,406	389,507
Pearl Abyss Corp. (a)	10,472	339,278
POSCO	26,648	7,544,497
POSCO Chemtech Co. Ltd.	10,067	2,535,045
S-Oil Corp.	16,714	936,486
S1 Corp.	5,842	255,241
Samsung Biologics Co. Ltd. (a)(d)	6,602	3,862,764
Samsung C&T Corp.	31,386	2,578,573
Samsung Electro-Mechanics Co. Ltd.	20,955	2,267,080
Samsung Electronics Co. Ltd.	1,770,680	87,159,222
Samsung Engineering Co. Ltd. (a)	60,281	1,316,280
Samsung Fire & Marine Insurance Co. Ltd.	11,471	1,930,487
Samsung Heavy Industries Co. Ltd. (a)	228,028	971,740
Samsung Life Insurance Co. Ltd.	29,838	1,479,833
Samsung SDI Co. Ltd.	20,379	10,580,323
Samsung SDS Co. Ltd.	12,658	1,113,442
Samsung Securities Co. Ltd.	21,480	545,480
SD Biosensor, Inc.	12,373	193,036
Shinhan Financial Group Co. Ltd.	172,470	4,517,124
SK Biopharmaceuticals Co. Ltd. (a)	11,037	570,965
SK Bioscience Co. Ltd. (a)	8,420	445,148
SK Hynix, Inc.	202,222	13,611,592
SK IE Technology Co. Ltd. (a)(d)	9,048	526,254
SK Innovation Co., Ltd.	20,491	2,667,934
SK Square Co. Ltd. (a)	39,560	1,261,247
SK, Inc.	13,930	1,699,435
SKC Co. Ltd.	7,573	565,837
Woori Financial Group, Inc.	202,567	1,782,334
Yuhan Corp.	19,097	823,780
TOTAL KOREA (SOUTH)		275,669,191
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	537,919	1,081,279
Boubyan Bank KSC	505,024	1,110,740
Gulf Bank	573,504	525,876
Kuwait Finance House KSCP	3,040,665	7,382,133
Mabanee Co. SAKC	229,897	570,148
Mobile Telecommunication Co.	803,442	1,491,788
National Bank of Kuwait	2,817,475	9,221,496
TOTAL KUWAIT		21,383,460
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	195,917	5,550,299
Eurofins Scientific SA	49,581	3,456,103
Reinet Investments SCA	52,779	1,154,170
TOTAL LUXEMBOURG		10,160,572
Macau - 0.1%
Galaxy Entertainment Group Ltd.	812,136	5,780,212
Sands China Ltd. (a)	896,787	3,211,771
TOTAL MACAU		8,991,983
Malaysia - 0.4%
AMMB Holdings Bhd	622,400	504,753
Axiata Group Bhd	1,103,734	741,610
CelcomDigi Bhd	1,107,200	1,093,498
CIMB Group Holdings Bhd	2,551,011	2,898,259
Dialog Group Bhd	1,339,522	689,633
Gamuda Bhd	756,600	704,780
Genting Bhd	750,200	792,380
Genting Malaysia Bhd	1,012,700	616,788
Hap Seng Consolidated Bhd	212,900	236,097
Hong Leong Bank Bhd	243,800	1,101,812
Hong Leong Credit Bhd	78,500	319,127
IHH Healthcare Bhd	709,200	912,645
Inari Amertron Bhd	1,162,900	603,719
IOI Corp. Bhd	880,200	756,046
IOI Properties Group Bhd	30	8
Kuala Lumpur Kepong Bhd	152,041	734,369
Malayan Banking Bhd	1,823,707	3,543,975
Malaysia Airports Holdings Bhd	234,802	371,620
Maxis Bhd	923,800	912,590
MISC Bhd	538,800	882,978
MR DIY Group M Sdn Bhd (d)	779,050	276,611
Nestle (Malaysia) Bhd	24,200	739,553
Petronas Chemicals Group Bhd	912,000	1,451,310
Petronas Dagangan Bhd	106,100	539,160
Petronas Gas Bhd	279,900	1,060,912
PPB Group Bhd	248,980	907,755
Press Metal Aluminium Holdings	1,388,600	1,609,080
Public Bank Bhd	5,379,500	4,697,646
QL Resources Bhd	385,450	488,408
RHB Bank Bhd	531,646	653,961
Sime Darby Bhd	917,185	446,909
Sime Darby Plantation Bhd	731,340	703,903
Sime Darby Property Bhd	10	1
SP Setia Bhd	13	2
Telekom Malaysia Bhd	395,497	440,635
Tenaga Nasional Bhd	981,200	1,959,787
Top Glove Corp. Bhd (a)	1,922,300	423,915
TOTAL MALAYSIA		34,816,235
Mexico - 0.8%
Alfa SA de CV Series A	1,135,400	720,538
America Movil S.A.B. de CV Series L	10,141,200	10,936,782
Arca Continental S.A.B. de CV	150,400	1,431,266
Banco del Bajio SA (d)	295,600	972,482
CEMEX S.A.B. de CV unit (a)	5,546,594	3,331,751
Coca-Cola FEMSA S.A.B. de CV unit	196,980	1,626,171
Fibra Uno Administracion SA de CV	1,172,900	1,620,448
Fomento Economico Mexicano S.A.B. de CV unit	723,700	7,040,774
Gruma S.A.B. de CV Series B	79,185	1,239,469
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	133,500	2,375,223
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	72,730	2,087,506
Grupo Bimbo S.A.B. de CV Series A	502,600	2,691,976
Grupo Carso SA de CV Series A1	170,100	960,174
Grupo Financiero Banorte S.A.B. de CV Series O	967,700	8,368,308
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	815,900	1,985,805
Grupo Mexico SA de CV Series B	1,149,124	5,650,549
Grupo Televisa SA de CV	941,100	954,735
Industrias Penoles SA de CV (a)	50,410	774,648
Kimberly-Clark de Mexico SA de CV Series A	576,700	1,308,036
Operadora de Sites Mexicanos, SA de CV	448,200	435,000
Orbia Advance Corp. S.A.B. de CV	397,137	914,898
Promotora y Operadora de Infraestructura S.A.B. de CV	78,635	817,905
Southern Copper Corp.	31,754	2,439,660
Wal-Mart de Mexico SA de CV Series V	1,924,300	7,758,420
TOTAL MEXICO		68,442,524
Netherlands - 3.4%
ABN AMRO Bank NV:
GDR (Bearer) (d)	153,141	2,449,349
rights (a)(c)	153,141	113,060
Adyen BV (a)(d)	8,029	12,901,413
AEGON NV	656,241	2,994,249
Akzo Nobel NV	66,913	5,540,180
Argenx SE (a)	20,467	7,895,109
ASM International NV (Netherlands)	17,331	6,264,780
ASML Holding NV (Netherlands)	149,442	94,438,325
Euronext NV (d)	31,794	2,525,938
EXOR NV	40,863	3,353,606
Heineken Holding NV	42,517	4,073,562
Heineken NV (Bearer)	95,954	11,001,385
IMCD NV	21,438	3,217,389
ING Groep NV (Certificaten Van Aandelen)	1,381,169	17,045,393
JDE Peet's BV	36,388	1,106,648
Koninklijke Ahold Delhaize NV	387,342	13,325,075
Koninklijke KPN NV	1,221,605	4,455,052
Koninklijke Philips Electronics NV	331,727	7,003,425
NN Group NV	102,670	3,820,470
OCI NV	40,376	1,062,874
Randstad NV	45,351	2,459,635
Shell PLC (London)	2,617,022	80,416,304
Universal Music Group NV	270,753	5,910,169
Wolters Kluwer NV	95,629	12,660,637
TOTAL NETHERLANDS		306,034,027
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	463,871	2,539,859
Fisher & Paykel Healthcare Corp.	213,695	3,665,492
Mercury Nz Ltd.	257,794	1,012,595
Meridian Energy Ltd.	459,381	1,555,781
Spark New Zealand Ltd.	686,041	2,222,878
Xero Ltd. (a)	50,620	3,159,992
TOTAL NEW ZEALAND		14,156,597
Norway - 0.4%
Aker BP ASA	118,190	2,822,484
DNB Bank ASA	344,724	6,055,365
Equinor ASA	352,335	10,144,089
Gjensidige Forsikring ASA	76,962	1,338,181
Kongsberg Gruppen ASA	33,447	1,499,569
Mowi ASA	155,196	2,957,695
Norsk Hydro ASA	495,660	3,647,594
Orkla ASA	278,918	2,004,787
Salmar ASA	24,664	1,093,524
Telenor ASA	262,947	3,280,345
TOTAL NORWAY		34,843,633
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	76,489	540,777
Credicorp Ltd. (United States)	26,283	3,560,821
TOTAL PERU		4,101,598
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	642,990	635,563
ACEN Corp.	284,220	30,888
Altus Property Ventures, Inc. (a)	7	1
Ayala Corp.	90,930	1,051,389
Ayala Land, Inc.	2,818,500	1,359,852
Bank of the Philippine Islands (BPI)	718,024	1,394,229
BDO Unibank, Inc.	887,921	2,310,444
DMCI Holdings, Inc.	4	1
International Container Terminal Services, Inc.	389,140	1,523,472
JG Summit Holdings, Inc.	1,127,256	1,033,034
Jollibee Food Corp.	180,230	731,680
Manila Electric Co.	99,400	608,653
Metropolitan Bank & Trust Co.	708,451	749,190
Monde Nissin Corp. (d)	2,193,000	370,147
PLDT, Inc.	33,080	718,613
SM Investments Corp.	84,923	1,373,771
SM Prime Holdings, Inc.	4,356,300	2,671,435
Universal Robina Corp.	342,360	909,514
TOTAL PHILIPPINES		17,471,876
Poland - 0.2%
Allegro.eu SA (a)(b)(d)	135,982	1,068,848
Bank Polska Kasa Opieki SA	69,629	1,605,678
CD Projekt RED SA	24,298	661,436
Cyfrowy Polsat SA	87,993	368,708
Dino Polska SA (a)(d)	17,884	1,819,294
KGHM Polska Miedz SA (Bearer)	52,666	1,510,853
LPP SA	421	1,213,810
mBank SA (a)	5,424	452,858
PGE Polska Grupa Energetyczna SA (a)	342,090	565,314
Polski Koncern Naftowy Orlen SA	236,398	3,602,115
Powszechna Kasa Oszczednosci Bank SA	321,850	2,479,933
Powszechny Zaklad Ubezpieczen SA	222,845	2,050,639
Santander Bank Polska SA	13,911	1,130,367
TOTAL POLAND		18,529,853
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(e)	82,039	1
Energias de Portugal SA	1,081,054	5,956,067
Galp Energia SGPS SA Class B	186,892	2,263,240
Jeronimo Martins SGPS SA	105,546	2,663,296
TOTAL PORTUGAL		10,882,604
Qatar - 0.2%
Barwa Real Estate Co. (a)	792,285	544,152
Industries Qatar QSC (a)	509,016	1,784,353
Masraf al Rayan	2,138,918	1,498,418
Mesaieed Petrochemical Holding Co. (a)	1,699,557	924,484
Ooredoo QSC	311,229	845,619
Qatar Electricity & Water Co. (a)	160,955	741,543
Qatar Fuel Co. (a)	228,148	1,036,694
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	937,838	1,020,285
Qatar International Islamic Bank QSC (a)	379,922	1,032,261
Qatar Islamic Bank	620,349	3,050,617
Qatar National Bank SAQ (a)	1,719,978	7,257,929
The Commercial Bank of Qatar (a)	1,226,060	1,974,496
TOTAL QATAR		21,710,851
Romania - 0.0%
NEPI Rockcastle PLC	178,068	1,076,050
Russia - 0.0%
Alrosa Co. Ltd. (a)(e)	846,411	163,832
Gazprom OAO (e)	3,422,762	416,707
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	266,976	60,988
Inter Rao Ues JSC (e)	12,405,200	79,573
LUKOIL PJSC (e)	135,807	48,907
LUKOIL PJSC sponsored ADR (a)(e)	3,670	1,038
Magnit OJSC GDR (Reg. S) (a)(e)	122,013	594
MMC Norilsk Nickel PJSC (e)	18,102	140,069
MMC Norilsk Nickel PJSC sponsored ADR (a)(e)	27,948	67,075
Mobile TeleSystems OJSC sponsored ADR (a)(e)	145,706	145,122
Moscow Exchange MICEX-RTS OAO (e)	524,685	117,347
Novatek PJSC GDR (Reg. S) (a)(e)	30,578	1,345,432
Novolipetsk Steel OJSC (a)(e)	477,930	5,338
Ozon Holdings PLC ADR (a)(e)	15,142	36,909
PhosAgro PJSC:
GDR (Reg. S) (a)(e)	46,691	958
sponsored GDR (Reg. S) (e)	300	6
Polyus PJSC (a)(e)	11,075	30,302
Rosneft Oil Co. OJSC (e)	322,313	62,715
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(e)	56,929	13,461
Sberbank of Russia (e)	3,621,326	25,905
Severstal PAO (a)(e)	60,348	1,568
Severstal PAO GDR (Reg. S) (a)(e)	9,813	232
Surgutneftegas OJSC (e)	1,105,600	15,740
Surgutneftegas OJSC sponsored ADR (a)(e)	71,885	13,275
Tatneft PAO (e)	446,514	64,616
Tatneft PAO sponsored ADR (a)(e)	5,142	4,748
TCS Group Holding PLC GDR (a)(e)	40,237	59,612
United Co. RUSAL International PJSC (e)	1,020,580	143,105
VK Co. Ltd. GDR (Reg. S) (a)(e)	38,348	13,255
VTB Bank OJSC (a)(e)	1,160,850,350	51,601
X5 Retail Group NV GDR (Reg. S) (a)(e)	41,220	11,314
Yandex NV Class A (a)(e)	102,848	446,757
TOTAL RUSSIA		3,588,101
Saudi Arabia - 1.1%
ACWA Power Co.	29,348	1,225,344
Advanced Polypropylene Co.	44,679	567,020
Al Rajhi Bank	725,876	14,863,166
Alinma Bank	360,125	3,038,888
Almarai Co. Ltd.	94,440	1,483,061
Arab National Bank	219,848	1,600,195
Arabian Internet and Communications Services Co. Ltd.	8,541	635,332
Bank Al-Jazira	143,415	742,560
Bank Albilad	186,786	2,059,243
Banque Saudi Fransi	224,097	2,306,275
Bupa Arabia for Cooperative Insurance Co.	27,326	1,285,175
Dallah Healthcare Co.	12,999	589,178
Dar Al Arkan Real Estate Development Co. (a)	191,613	821,483
Dr Sulaiman Al Habib Medical Services Group Co.	32,351	2,475,468
Elm Co.	9,407	1,111,073
Emaar The Economic City (a)	139,560	360,184
Etihad Etisalat Co.	139,367	1,709,249
Jarir Marketing Co.	22,804	992,245
Mobile Telecommunications Co. Saudi Arabia (a)	155,792	621,390
Mouwasat Medical Services Co.	17,568	1,155,993
Nahdi Medical Co.	14,006	669,175
National Industrialization Co. (a)	112,329	408,502
Rabigh Refining & Petrochemical Co. (a)	148,999	443,338
Riyad Bank	497,676	3,980,665
Sabic Agriculture-Nutrients Co.	80,373	2,862,888
Sahara International Petrochemical Co.	132,177	1,363,812
Saudi Arabian Mining Co.	319,963	5,920,343
Saudi Arabian Oil Co. (d)	900,714	8,645,241
Saudi Basic Industries Corp.	332,748	8,188,509
Saudi Electricity Co.	304,925	1,967,415
Saudi Industrial Investment Group	133,027	902,641
Saudi Investment Bank/The	189,146	826,036
Saudi Kayan Petrochemical Co. (a)	263,515	889,461
Saudi Research & Marketing Group (a)	12,886	724,230
Saudi Tadawul Group Holding Co.	17,422	776,644
Saudi Telecom Co.	560,821	6,728,596
The Saudi British Bank	347,393	3,348,244
The Saudi National Bank	812,680	10,595,369
The Savola Group	91,221	774,626
Yanbu National Petrochemical Co.	96,753	1,153,081
TOTAL SAUDI ARABIA		100,811,338
Singapore - 1.0%
CapitaLand Ascendas REIT	1,223,154	2,632,136
Capitaland Ascott Trust unit (c)	55,420	44,996
CapitaLand Investment Ltd.	972,071	2,721,044
CapitaMall Trust	2,004,648	3,060,975
City Developments Ltd.	139,352	728,991
DBS Group Holdings Ltd.	671,600	16,595,212
Genting Singapore Ltd.	2,314,513	1,969,016
Grab Holdings Ltd. (a)(b)	482,658	1,404,535
Jardine Cycle & Carriage Ltd.	38,900	990,734
Keppel Corp. Ltd.	537,320	2,494,984
Mapletree Logistics Trust (REIT)	1,220,966	1,597,841
Mapletree Pan Asia Commercial Trust	909,643	1,204,959
Oversea-Chinese Banking Corp. Ltd.	1,253,651	11,860,656
Sea Ltd. ADR (a)	133,729	10,186,138
Seatrium Ltd. (a)	17,330,258	1,616,276
Singapore Airlines Ltd.	494,968	2,177,012
Singapore Exchange Ltd.	325,117	2,339,746
Singapore Technologies Engineering Ltd.	594,124	1,617,399
Singapore Telecommunications Ltd.	3,053,769	5,852,098
STMicroelectronics NV (France)	252,599	10,805,447
United Overseas Bank Ltd.	440,209	9,349,141
UOL Group Ltd.	157,315	820,693
Venture Corp. Ltd.	108,769	1,389,607
TOTAL SINGAPORE		93,459,636
South Africa - 1.0%
Absa Group Ltd.	312,295	3,032,723
African Rainbow Minerals Ltd.	41,763	524,420
Anglo American Platinum Ltd.	19,553	1,157,873
Anglo American PLC (United Kingdom)	470,460	14,496,839
Aspen Pharmacare Holdings Ltd.	145,106	1,450,068
Bid Corp. Ltd.	123,402	2,808,378
Bidvest Group Ltd./The	107,487	1,472,236
Capitec Bank Holdings Ltd.	32,826	2,858,415
Clicks Group Ltd.	86,620	1,265,928
Discovery Ltd. (a)	182,608	1,435,209
Exxaro Resources Ltd.	92,380	968,721
FirstRand Ltd.	1,866,405	6,566,725
Foschini Group Ltd./The	131,652	681,345
Gold Fields Ltd.	330,444	5,149,417
Growthpoint Properties Ltd.	1,349,514	939,145
Harmony Gold Mining Co. Ltd.	205,117	960,861
Impala Platinum Holdings Ltd.	314,611	3,062,990
Kumba Iron Ore Ltd.	24,061	583,646
Mr Price Group Ltd.	102,222	840,576
MTN Group Ltd.	624,537	4,381,063
MultiChoice Group Ltd.	132,101	826,800
Naspers Ltd. Class N	80,664	14,380,836
Nedbank Group Ltd.	174,845	2,017,277
Northam Platinum Holdings Ltd. (a)	125,554	1,228,875
Old Mutual Ltd.	1,869,496	1,187,566
OUTsurance Group Ltd.	298,629	568,117
Pepkor Holdings Ltd. (d)	757,113	701,548
Remgro Ltd.	195,834	1,499,119
Sanlam Ltd.	680,318	2,098,693
Sasol Ltd.	213,202	2,776,338
Shoprite Holdings Ltd.	184,231	2,245,418
Sibanye-Stillwater Ltd.	1,044,066	2,308,257
Standard Bank Group Ltd.	496,677	4,650,857
Vodacom Group Ltd.	233,170	1,596,276
Woolworths Holdings Ltd.	367,337	1,306,288
TOTAL SOUTH AFRICA		94,028,843
Spain - 1.7%
Acciona SA	8,958	1,658,298
ACS Actividades de Construccion y Servicios SA	79,559	2,735,181
Aena SME SA (d)	28,043	4,724,699
Amadeus IT Holding SA Class A (a)	166,544	11,705,550
Banco Bilbao Vizcaya Argentaria SA	2,230,844	16,331,982
Banco Santander SA (Spain) (b)	6,215,644	21,824,396
CaixaBank SA	1,636,021	6,055,906
Cellnex Telecom SA (d)	209,091	8,803,565
Corp. ACCIONA Energias Renovables SA	22,348	801,799
EDP Renovaveis SA	89,744	1,993,601
Enagas SA	96,300	1,926,481
Endesa SA	119,475	2,681,700
Ferrovial SA	180,214	5,645,567
Grifols SA (a)	109,913	1,128,774
Iberdrola SA	2,281,259	29,560,785
Industria de Diseno Textil SA	403,386	13,850,341
Naturgy Energy Group SA	53,970	1,682,988
Red Electrica Corporacion SA	154,621	2,812,070
Repsol SA	508,011	7,470,228
Telefonica SA	1,912,433	8,686,632
TOTAL SPAIN		152,080,543
Sweden - 2.0%
Alfa Laval AB	106,967	3,916,715
ASSA ABLOY AB (B Shares)	371,703	8,840,363
Atlas Copco AB:
(A Shares)	1,017,274	14,691,131
(B Shares)	554,011	7,093,251
Boliden AB	100,916	3,603,633
Electrolux AB (B Shares) (b)	84,895	1,279,421
Embracer Group AB (a)	242,193	1,261,381
Epiroc AB:
(A Shares)	250,366	5,015,601
(B Shares)	137,063	2,353,650
EQT AB	130,718	2,801,724
Ericsson (B Shares)	1,092,608	6,015,568
Essity AB (B Shares)	226,732	6,869,360
Evolution AB (d)	67,639	9,005,738
Fastighets AB Balder (a)	230,169	1,068,132
Getinge AB (B Shares)	83,898	2,126,278
H&M Hennes & Mauritz AB (B Shares)	270,243	3,961,975
Hexagon AB (B Shares)	720,337	8,247,650
Holmen AB (B Shares)	35,389	1,336,528
Husqvarna AB (B Shares) (b)	153,216	1,319,250
Industrivarden AB:
(A Shares)	49,997	1,427,504
(C Shares) (b)	54,862	1,563,733
Indutrade AB	99,849	2,392,275
Investment AB Latour (B Shares)	52,773	1,139,850
Investor AB:
(A Shares)	162,496	3,555,722
(B Shares)	699,382	14,990,094
Kinnevik AB (B Shares) (a)	88,437	1,447,497
L E Lundbergforetagen AB	29,291	1,402,134
Lifco AB	84,744	1,929,559
Nibe Industrier AB (B Shares)	565,960	6,319,074
Sagax AB	72,147	1,765,852
Sandvik AB	395,173	8,034,439
Securitas AB (B Shares)	182,864	1,636,941
Skandinaviska Enskilda Banken AB (A Shares)	599,129	6,806,259
Skanska AB (B Shares)	129,136	2,107,973
SKF AB (B Shares)	144,449	2,610,070
Svenska Cellulosa AB SCA (B Shares)	221,196	3,029,432
Svenska Handelsbanken AB (A Shares)	540,535	4,778,214
Swedbank AB (A Shares)	335,485	5,823,114
Swedish Orphan Biovitrum AB (a)	62,591	1,522,196
Tele2 AB (B Shares)	205,587	2,184,163
Telia Co. AB	966,607	2,691,199
Volvo AB:
(A Shares)	76,651	1,621,959
(B Shares)	557,042	11,450,403
Volvo Car AB (a)	228,709	940,256
TOTAL SWEDEN		183,977,261
Switzerland - 4.0%
ABB Ltd. (Reg.)	577,302	20,825,387
Adecco SA (Reg.)	57,881	1,976,961
Alcon, Inc. (Switzerland)	185,037	13,418,469
Bachem Holding AG (B Shares)	12,198	1,325,083
Baloise Holdings AG	16,513	2,754,476
Banque Cantonale Vaudoise	11,290	1,186,028
Barry Callebaut AG	1,313	2,796,836
BKW AG	8,135	1,392,465
Clariant AG (Reg.)	76,983	1,279,820
Compagnie Financiere Richemont SA Series A	193,453	31,977,949
Credit Suisse Group AG	1,369,918	1,232,716
DSM-Firmenich AG	64,707	8,467,664
Ems-Chemie Holding AG	2,540	2,078,660
Geberit AG (Reg.)	13,384	7,588,534
Givaudan SA	3,418	11,938,240
Julius Baer Group Ltd.	78,917	5,625,766
Kuehne & Nagel International AG	20,146	5,947,899
Lindt & Spruengli AG	40	4,913,576
Lindt & Spruengli AG (participation certificate)	388	4,783,532
Logitech International SA (Reg.)	63,824	3,750,111
Lonza Group AG	27,575	17,196,880
Novartis AG	802,421	82,082,767
Partners Group Holding AG	8,383	8,095,548
Schindler Holding AG:
(participation certificate)	14,120	3,138,831
(Reg.)	9,914	2,106,247
SGS SA (Reg.)	58,985	5,316,140
Sig Group AG	114,309	3,048,752
Sika AG	54,039	14,926,816
Sonova Holding AG	19,174	6,044,899
Straumann Holding AG	41,638	6,264,464
Swatch Group AG (Bearer)	11,055	3,767,246
Swatch Group AG (Bearer) (Reg.)	17,290	1,087,093
Swiss Life Holding AG	11,382	7,472,124
Swiss Prime Site AG	28,717	2,597,493
Swisscom AG	9,605	6,587,084
Temenos Group AG	24,097	2,013,273
UBS Group AG	1,240,327	25,067,413
VAT Group AG (d)	9,939	3,483,681
Zurich Insurance Group Ltd.	55,764	26,938,407
TOTAL SWITZERLAND		362,495,330
Taiwan - 3.9%
Accton Technology Corp.	192,000	1,874,319
Acer, Inc.	1,050,288	1,035,296
Acer, Inc. rights 6/16/23 (a)(e)	523	0
Advantech Co. Ltd.	154,937	1,874,651
ASE Technology Holding Co. Ltd.	1,199,840	3,941,779
Asia Cement Corp.	893,466	1,278,792
ASUSTeK Computer, Inc.	259,000	2,385,525
AUO Corp.	2,400,000	1,332,022
Catcher Technology Co. Ltd.	235,000	1,385,324
Cathay Financial Holding Co. Ltd.	3,138,869	4,345,491
Chailease Holding Co. Ltd.	524,693	3,818,736
Chang Hwa Commercial Bank	1,806,297	1,046,762
Cheng Shin Rubber Industry Co. Ltd.	686,899	845,934
China Airlines Ltd.	1,148,490	711,977
China Development Financial Ho	5,672,405	2,423,851
China Steel Corp.	4,384,426	4,155,438
Chunghwa Telecom Co. Ltd.	1,404,000	5,805,464
Compal Electronics, Inc.	1,633,000	1,273,500
CTBC Financial Holding Co. Ltd.	6,491,579	4,781,849
Delta Electronics, Inc.	715,621	7,005,303
E Ink Holdings, Inc.	324,000	2,017,147
E.SUN Financial Holdings Co. Ltd.	4,938,447	4,013,393
ECLAT Textile Co. Ltd.	73,941	1,176,690
eMemory Technology, Inc.	24,000	1,434,000
EVA Airways Corp.	1,025,000	898,196
Evergreen Marine Corp. (Taiwan)	386,248	2,038,551
Far Eastern New Century Corp.	1,167,664	1,212,916
Far EasTone Telecommunications Co. Ltd.	590,000	1,514,867
Feng Tay Enterprise Co. Ltd.	158,254	983,858
First Financial Holding Co. Ltd.	3,933,531	3,471,997
Formosa Chemicals & Fibre Corp.	1,320,590	2,961,587
Formosa Petrochemical Corp.	427,000	1,207,259
Formosa Plastics Corp.	1,524,480	4,660,305
Fubon Financial Holding Co. Ltd.	2,753,000	5,298,298
Giant Manufacturing Co. Ltd.	124,698	747,468
GlobalWafers Co. Ltd.	84,000	1,319,241
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,621,990	15,738,654
Hotai Motor Co. Ltd.	111,000	2,391,004
Hua Nan Financial Holdings Co. Ltd.	3,129,423	2,233,142
Innolux Corp.	3,366,986	1,473,981
Inventec Corp.	992,280	1,069,569
Largan Precision Co. Ltd.	37,000	2,427,804
Lite-On Technology Corp.	734,910	1,759,261
MediaTek, Inc.	561,970	12,210,850
Mega Financial Holding Co. Ltd.	4,120,802	4,568,574
Micro-Star International Co. Ltd.	261,000	1,239,668
momo.com, Inc.	23,800	644,434
Nan Ya Plastics Corp.	1,778,780	4,517,746
Nan Ya Printed Circuit Board Corp.	89,000	800,704
Nanya Technology Corp.	472,000	1,045,361
Nien Made Enterprise Co. Ltd.	62,000	682,152
Novatek Microelectronics Corp.	218,000	2,978,221
Pegatron Corp.	753,000	1,717,261
PharmaEssentia Corp. (a)	72,000	867,987
Pou Chen Corp.	855,000	885,071
Powerchip Semiconductor Manufacturing Corp.	1,144,044	1,110,763
President Chain Store Corp.	209,000	1,839,983
Quanta Computer, Inc.	955,000	2,672,181
Realtek Semiconductor Corp.	167,090	1,958,090
Ruentex Development Co. Ltd.	620,835	724,951
Shin Kong Financial Holding Co. Ltd.	4,876,475	1,331,835
Sinopac Financial Holdings Co.	3,783,716	2,057,660
Synnex Technology International Corp.	513,500	1,035,458
Taishin Financial Holdings Co. Ltd.	3,980,507	2,244,136
Taiwan Business Bank	2,321,000	1,054,186
Taiwan Cement Corp.	2,228,612	2,809,443
Taiwan Cooperative Financial Holding Co. Ltd.	3,509,742	3,057,192
Taiwan High Speed Rail Corp.	669,000	676,062
Taiwan Mobile Co. Ltd.	625,600	2,106,442
Taiwan Semiconductor Manufacturing Co. Ltd.	9,133,000	149,453,770
The Shanghai Commercial & Savings Bank Ltd.	1,438,059	2,173,383
Uni-President Enterprises Corp.	1,791,080	4,290,860
Unimicron Technology Corp.	458,000	2,174,595
United Microelectronics Corp.	4,368,000	7,020,395
Vanguard International Semiconductor Corp.	346,000	979,918
Voltronic Power Technology Corp.	24,000	1,379,037
Walsin Lihwa Corp.	945,312	1,534,069
Wan Hai Lines Ltd.	276,360	587,149
Win Semiconductors Corp.	133,000	709,599
Winbond Electronics Corp.	1,180,000	1,000,662
Wiwynn Corp.	32,000	1,216,961
WPG Holding Co. Ltd.	618,320	1,007,001
Yageo Corp.	126,352	2,046,855
Yang Ming Marine Transport Corp.	653,000	1,346,188
Yuanta Financial Holding Co. Ltd.	3,807,281	2,800,611
Zhen Ding Technology Holding Ltd.	236,302	860,245
TOTAL TAIWAN		350,788,910
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	228,500	1,434,817
Advanced Information Service PCL NVDR	197,000	1,237,019
Airports of Thailand PCL:
(For. Reg.) (a)	931,300	2,001,027
NVDR (a)	680,100	1,461,289
Asset World Corp. PCL:
(For. Reg.)	2,621,000	408,162
NVDR	1,431,700	222,955
B. Grimm Power PCL:
(For. Reg.)	222,000	253,159
NVDR	18,400	20,983
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,030,000	1,744,170
NVDR	1,855,900	1,594,584
Bangkok Expressway and Metro PCL:
(For. Reg.)	1,674,400	434,774
NVDR	971,100	252,155
Banpu PCL NVDR	2,845,400	760,990
Berli Jucker PCL:
(For. Reg.)	308,300	353,209
NVDR	104,700	119,951
BTS Group Holdings PCL:
(For. Reg.)	1,613,500	366,069
NVDR	1,314,100	297,002
Bumrungrad Hospital PCL:
(For. Reg.)	104,400	729,192
NVDR	114,900	802,531
Carabao Group PCL NVDR	109,400	230,004
Central Pattana PCL:
(For. Reg.)	540,000	1,079,265
NVDR	232,800	465,283
Central Retail Corp. PCL:
(For. Reg.)	273,766	360,221
NVDR	478,600	629,742
Charoen Pokphand Foods PCL:
(For. Reg.)	706,700	420,754
NVDR	648,200	385,925
CP ALL PCL:
(For. Reg.)	1,219,200	2,317,218
NVDR	963,400	1,831,043
Delta Electronics PCL NVDR	1,170,000	2,504,680
Electricity Generating PCL:
(For. Reg.)	38,400	176,385
NVDR	55,800	256,309
Energy Absolute PCL:
(For. Reg.)	281,900	561,286
NVDR	344,500	685,928
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	139,900	263,204
NVDR	80,300	151,074
Gulf Energy Development PCL:
(For. Reg.)	350,400	522,692
NVDR	729,700	1,088,495
Home Product Center PCL:
(For. Reg.)	1,346,367	554,056
NVDR	1,042,400	428,968
Indorama Ventures PCL NVDR	585,000	584,468
Intouch Holdings PCL:
(For. Reg.)	219,500	483,377
NVDR	196,000	431,626
JMT Network Services PCL NVDR	271,000	314,980
Kasikornbank PCL NVDR	217,200	797,540
Krung Thai Bank PCL:
(For. Reg.)	788,655	416,997
NVDR	429,500	227,096
Krungthai Card PCL:
(For. Reg.)	150,000	232,493
NVDR	133,900	207,539
Land & House PCL:
(For. Reg.)	2,153,200	619,077
NVDR	1,095,500	314,973
Minor International PCL:
(For. Reg.)	1,019,598	944,519
NVDR unit	184,200	170,636
Muangthai Leasing PCL:
(For. Reg.)	145,909	146,088
NVDR	118,600	118,745
Osotspa PCL:
(For. Reg.)	123,400	106,849
NVDR	388,800	336,652
PTT Exploration and Production PCL:
(For. Reg.)	377,644	1,643,389
NVDR	136,000	591,830
PTT Global Chemical PCL:
(For. Reg.)	584,939	713,853
NVDR	296,600	361,968
PTT Oil & Retail Business PCL NVDR	1,048,200	682,614
PTT PCL:
(For. Reg.)	2,630,500	2,394,928
NVDR	1,056,300	961,704
Ratch Group PCL:
(For. Reg.)	98,200	108,776
NVDR unit	234,700	259,978
SCB X PCL:
(For. Reg.)	94,050	286,126
NVDR	226,400	688,772
SCG Packaging PCL NVDR	446,900	577,654
Siam Cement PCL:
(For. Reg.)	166,100	1,530,721
NVDR	104,200	960,272
Srisawad Corp. PCL:
(For. Reg.)	22,000	35,976
NVDR	227,600	371,954
Thai Oil PCL:
(For. Reg.)	321,912	440,718
NVDR	127,810	174,980
Thai Union Frozen Products PCL:
(For. Reg.)	828,700	335,401
NVDR	379,300	153,515
True Corp. PCL	3,510,130	822,229
True Corp. PCL NVDR	962,471	225,454
TOTAL THAILAND		50,183,037
Turkey - 0.2%
Akbank TAS	1,147,123	946,525
Aselsan A/S	266,542	612,794
Bim Birlesik Magazalar A/S JSC	172,175	1,382,605
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	535,229	911,883
Ford Otomotiv Sanayi A/S	25,189	695,914
Haci Omer Sabanci Holding A/S	409,662	804,518
Hektas Ticaret A/S (a)	423,899	587,093
Koc Holding A/S	295,330	1,148,586
Koza Altin Isletmeleri A/S	351,308	340,986
Pegasus Hava Tasimaciligi A/S (a)	16,395	373,979
Sasa Polyester Sanayi A/S	166,921	854,707
Turk Hava Yollari AO (a)	211,610	1,390,317
Turkcell Iletisim Hizmet A/S	437,573	744,604
Turkiye Is Bankasi A/S Series C	1,283,143	714,415
Turkiye Petrol Rafinerileri A/S	356,181	1,214,035
Turkiye Sise ve Cam Fabrikalari A/S	504,329	955,688
Yapi ve Kredi Bankasi A/S	1,077,790	524,724
TOTAL TURKEY		14,203,373
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	1,073,414	2,578,088
Abu Dhabi Islamic Bank	532,055	1,645,874
Abu Dhabi National Oil Co. for Distribution PJSC	1,215,802	1,453,414
Aldar Properties PJSC	1,412,581	2,077,155
Dubai Islamic Bank Pakistan Ltd. (a)	1,065,413	1,613,075
Emaar Properties PJSC	2,432,951	3,928,709
Emirates NBD Bank PJSC (a)	723,658	2,778,525
Emirates Telecommunications Corp.	1,297,050	8,476,758
First Abu Dhabi Bank PJSC	1,646,587	6,358,033
Multiply Group	1,245,514	1,139,593
NMC Health PLC (a)	30,958	77
Q Holding Pjsc	735,181	510,501
TOTAL UNITED ARAB EMIRATES		32,559,802
United Kingdom - 7.5%
3i Group PLC	360,430	8,019,219
Abrdn PLC	769,508	2,056,977
Admiral Group PLC	66,535	1,932,409
Ashtead Group PLC	162,354	9,338,837
Associated British Foods PLC	131,239	3,226,121
AstraZeneca PLC (United Kingdom)	574,635	84,565,002
Auto Trader Group PLC (d)	353,152	2,824,148
Aviva PLC	1,041,146	5,534,787
BAE Systems PLC	1,144,598	14,582,160
Barclays PLC	5,866,082	11,816,708
Barratt Developments PLC	380,224	2,389,233
Berkeley Group Holdings PLC	40,872	2,284,241
BP PLC	6,728,105	45,138,825
British American Tobacco PLC (United Kingdom)	788,939	29,147,975
British Land Co. PLC	315,982	1,589,236
BT Group PLC	2,590,996	5,172,528
Bunzl PLC	125,365	4,984,960
Burberry Group PLC	141,873	4,619,724
CK Hutchison Holdings Ltd.	979,393	6,547,664
CNH Industrial NV	378,684	5,318,130
Coca-Cola European Partners PLC	76,168	4,910,551
Compass Group PLC	650,820	17,169,257
Croda International PLC	51,337	4,503,341
DCC PLC (United Kingdom)	36,101	2,243,089
Diageo PLC	842,362	38,425,277
Entain PLC	217,224	3,942,066
Halma PLC	140,794	4,083,841
Hargreaves Lansdown PLC	127,764	1,289,356
HSBC Holdings PLC (United Kingdom)	7,403,288	53,358,086
Imperial Brands PLC	333,127	8,246,259
Informa PLC	538,154	4,887,125
InterContinental Hotel Group PLC	64,362	4,425,318
Intertek Group PLC	59,269	3,095,651
J Sainsbury PLC	662,555	2,301,489
JD Sports Fashion PLC	969,455	1,962,173
Johnson Matthey PLC	65,562	1,617,827
Just Eat Takeaway.com NV (a)(d)	68,400	1,199,464
Kingfisher PLC	735,118	2,382,589
Land Securities Group PLC	255,519	2,165,015
Legal & General Group PLC	2,225,484	6,547,489
Lloyds Banking Group PLC	24,912,358	15,134,801
London Stock Exchange Group PLC	140,038	14,703,047
M&G PLC	808,683	2,084,457
National Grid PLC	1,363,312	19,547,066
NatWest Group PLC	1,966,351	6,477,355
Next PLC	47,305	4,006,968
Ocado Group PLC (a)	217,486	1,380,841
Pearson PLC	245,033	2,726,185
Pepco Group NV (a)	63,590	609,300
Persimmon PLC	120,703	1,993,253
Phoenix Group Holdings PLC	281,507	2,093,693
Reckitt Benckiser Group PLC	265,891	21,486,603
RELX PLC (London Stock Exchange)	710,849	23,638,292
Rentokil Initial PLC	932,420	7,423,233
Rolls-Royce Holdings PLC (a)	3,096,194	5,931,284
Sage Group PLC	374,414	3,851,880
Schroders PLC	318,621	1,944,874
Segro PLC	437,987	4,595,075
Severn Trent PLC	94,126	3,468,346
Smith & Nephew PLC	321,676	5,297,928
Smiths Group PLC	128,329	2,711,074
Spirax-Sarco Engineering PLC	27,272	3,800,996
SSE PLC	400,953	9,251,256
St. James's Place PLC	203,881	3,091,384
Standard Chartered PLC (United Kingdom)	910,169	7,187,984
Taylor Wimpey PLC	1,338,610	2,156,706
Tesco PLC	2,732,739	9,661,470
Unilever PLC	940,093	52,346,384
United Utilities Group PLC	254,932	3,466,574
Vodafone Group PLC	9,686,952	11,635,253
Vodafone Group PLC sponsored ADR	7,216	86,231
Whitbread PLC	74,019	3,020,469
WPP PLC	405,468	4,725,494
TOTAL UNITED KINGDOM		681,379,903
United States of America - 4.8%
Brookfield Renewable Corp.	44,874	1,499,388
BRP, Inc.	13,883	1,037,190
CSL Ltd.	178,751	35,685,273
CyberArk Software Ltd. (a)(b)	14,576	1,816,170
Experian PLC	341,089	12,076,216
GSK PLC	1,508,015	27,194,283
Haleon PLC	1,878,888	8,260,904
Holcim AG	205,069	13,494,612
James Hardie Industries PLC CDI	164,244	3,665,124
JBS SA	282,700	1,014,541
Legend Biotech Corp. ADR (a)	21,349	1,466,890
Nestle SA (Reg. S)	1,019,941	130,847,797
Parade Technologies Ltd.	29,000	887,578
QIAGEN NV (Germany) (a)	83,318	3,719,146
Roche Holding AG:
(Bearer)	10,207	3,453,149
(participation certificate)	260,293	81,508,204
Sanofi SA	423,033	45,589,528
Schneider Electric SA	199,863	34,854,487
Stellantis NV (Italy)	832,984	13,767,976
Swiss Re Ltd.	111,560	11,197,811
Tenaris SA	177,516	2,539,415
TOTAL UNITED STATES OF AMERICA		435,575,682
Zambia - 0.1%
First Quantum Minerals Ltd.	217,737	5,290,550
TOTAL COMMON STOCKS (Cost $8,367,526,302)		8,824,778,150

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	2,033,144	5,645,584
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	111,507	813,980
Companhia Energetica de Minas Gerais (CEMIG) (PN)	503,805	1,247,442
Gerdau SA	441,840	2,230,549
Itau Unibanco Holding SA	1,794,121	9,323,473
Itausa-Investimentos Itau SA (PN)	1,931,940	3,362,051
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,770,800	8,414,122
TOTAL BRAZIL		31,037,201
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	52,477	3,552,639
Colombia - 0.0%
Bancolombia SA (PN)	163,190	1,010,819
France - 0.0%
Air Liquide SA (a)	8,637	1,553,712
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	21,957	2,328,713
Dr. Ing. h.c. F. Porsche AG Series F (d)	42,552	5,317,105
Henkel AG & Co. KGaA	68,672	5,552,031
Porsche Automobil Holding SE (Germany)	56,007	3,119,434
Sartorius AG (non-vtg.)	8,963	3,472,518
Volkswagen AG	67,945	9,277,875
TOTAL GERMANY		29,067,676
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	8,955	711,034
Hyundai Motor Co. Ltd. Series 2	14,147	1,173,987
LG Chemical Ltd.	2,744	803,321
LG H & H Co. Ltd.	694	139,097
Samsung Electronics Co. Ltd.	306,330	12,811,164
TOTAL KOREA (SOUTH)		15,638,603
Russia - 0.0%
Surgutneftegas OJSC (e)	2,913,333	58,973
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $87,049,101)		81,919,623

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $11,167)	INR	55,757	7,031

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $9,925,226)	10,000,000	9,919,469

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	35,140,440	35,147,468
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	38,764,852	38,768,728
TOTAL MONEY MARKET FUNDS (Cost $73,915,562)		73,916,196

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $8,538,427,358)	8,990,540,469
NET OTHER ASSETS (LIABILITIES) - 1.1%	95,407,193
NET ASSETS - 100.0%	9,085,947,662

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,065	Jun 2023	114,466,200	2,600,209	2,600,209
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	961	Jun 2023	47,290,810	655,374	655,374
TME S&P/TSX 60 Index Contracts (Canada)	72	Jun 2023	13,269,661	210,879	210,879

TOTAL FUTURES CONTRACTS					3,466,462
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,736,344 or 2.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,550,582.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	122,732,231	843,285,570	930,870,332	3,112,023	-	(1)	35,147,468	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	17,459,839	124,044,198	102,735,309	235,807	-	-	38,768,728	0.1%
Total	140,192,070	967,329,768	1,033,605,641	3,347,830	-	(1)	73,916,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	519,341,744	120,120,409	398,616,201	605,134
Consumer Discretionary	1,046,168,803	290,241,271	755,890,623	36,909
Consumer Staples	810,234,042	240,431,960	569,790,173	11,909
Energy	513,155,282	183,861,812	327,186,870	2,106,600
Financials	1,835,561,789	793,230,759	1,042,076,564	254,466
Health Care	879,804,727	125,050,266	754,754,461	-
Industrials	1,137,453,835	448,170,651	689,283,184	-
Information Technology	955,586,593	207,446,579	748,140,014	-
Materials	723,783,022	285,126,496	438,104,041	552,485
Real Estate	191,777,916	46,364,337	145,413,579	-
Utilities	293,830,020	129,043,684	164,706,762	79,574

Corporate Bonds	7,031	-	7,031	-

Government Obligations	9,919,469	-	9,919,469	-

Money Market Funds	73,916,196	73,916,196	-	-
Total Investments in Securities:	8,990,540,469	2,943,004,420	6,043,888,972	3,647,077
Derivative Instruments:

Assets
Futures Contracts	3,466,462	3,466,462	-	-
Total Assets	3,466,462	3,466,462	-	-
Total Derivative Instruments:	3,466,462	3,466,462	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,466,462	0
Total Equity Risk	3,466,462	0
Total Value of Derivatives	3,466,462	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Global ex U.S. Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,456,995) - See accompanying schedule:
Unaffiliated issuers (cost $8,464,511,796)	$8,916,624,273
Fidelity Central Funds (cost $73,915,562)	73,916,196

Total Investment in Securities (cost $8,538,427,358)		$8,990,540,469
Segregated cash with brokers for derivative instruments		90
Cash		70,191
Foreign currency held at value (cost $41,702,188)		41,634,376
Receivable for investments sold		115,956,791
Receivable for fund shares sold		16,141,006
Dividends receivable		33,128,071
Reclaims receivable		22,702,663
Interest receivable		363
Distributions receivable from Fidelity Central Funds		337,965
Receivable for daily variation margin on futures contracts		270,938
Other receivables		36,010
Total assets		9,220,818,933
Liabilities
Payable for investments purchased on a delayed delivery basis	$306,161
Payable for fund shares redeemed	86,967,106
Accrued management fee	419,773
Payable for daily variation margin on futures contracts	32,954
Other payables and accrued expenses	8,377,952
Collateral on securities loaned	38,767,325
Total Liabilities		134,871,271
Net Assets		$9,085,947,662
Net Assets consist of:
Paid in capital		$9,125,185,885
Total accumulated earnings (loss)		(39,238,223)
Net Assets		$9,085,947,662
Net Asset Value , offering price and redemption price per share ($9,085,947,662 ÷ 664,402,674 shares)		$13.68

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$136,703,040
Non-Cash dividends		7,309,826
Foreign Tax Reclaims		8,065,123
Interest		165,791
Income from Fidelity Central Funds (including $235,807 from security lending)		3,347,830
Income before foreign taxes withheld		$155,591,610
Less foreign taxes withheld		(21,547,045)
Total Income		134,044,565
Expenses
Management fee	$2,387,046
Independent trustees' fees and expenses	14,877
Total expenses before reductions	2,401,923
Expense reductions	(50,685)
Total expenses after reductions		2,351,238
Net Investment income (loss)		131,693,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $390,135)	(119,256,332)
Foreign currency transactions	2,684,218
Futures contracts	20,355,701
Total net realized gain (loss)		(96,216,413)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,141,207)	1,529,892,047
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	1,743,945
Futures contracts	4,594,062
Total change in net unrealized appreciation (depreciation)		1,536,230,053
Net gain (loss)		1,440,013,640
Net increase (decrease) in net assets resulting from operations		$1,571,706,967
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,693,327	$261,202,687
Net realized gain (loss)	(96,216,413)	(42,009,740)
Change in net unrealized appreciation (depreciation)	1,536,230,053	(2,580,454,832)
Net increase (decrease) in net assets resulting from operations	1,571,706,967	(2,361,261,885)
Distributions to shareholders	(208,386,222)	(232,318,373)
Share transactions
Proceeds from sales of shares	1,801,592,867	3,351,217,856
Reinvestment of distributions	198,751,243	222,581,907
Cost of shares redeemed	(1,751,499,751)	(2,638,924,650)
Net increase (decrease) in net assets resulting from share transactions	248,844,359	934,875,113
Total increase (decrease) in net assets	1,612,165,104	(1,658,705,145)

Net Assets
Beginning of period	7,473,782,558	9,132,487,703
End of period	$9,085,947,662	$7,473,782,558

Other Information
Shares
Sold	137,670,278	247,319,236
Issued in reinvestment of distributions	15,938,351	15,064,264
Redeemed	(133,659,003)	(196,149,020)
Net increase (decrease)	19,949,626	66,234,480

Financial Highlights
Fidelity® Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$15.79	$12.43	$13.09	$12.07	$13.50
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.38	.29	.41	.38
Net realized and unrealized gain (loss)	2.21	(4.21)	3.23	(.57)	.91	(1.50)
Total from investment operations	2.41	(3.79)	3.61	(.28)	1.32	(1.12)
Distributions from net investment income	(.33)	(.40)	(.25)	(.38)	(.30)	(.28)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.33)	(.40)	(.25)	(.38)	(.30)	(.31)
Net asset value, end of period	$13.68	$11.60	$15.79	$12.43	$13.09	$12.07
Total Return C,D	21.06%	(24.56)%	29.25%	(2.25)%	11.28%	(8.47)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.06%	.05% H	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06% G	.06%	.05% H	.06%	.06%	.06%
Expenses net of all reductions	.05% G	.06%	.05% H	.06%	.06%	.06%
Net investment income (loss)	3.02% G	3.06%	2.46%	2.37%	3.32%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$9,085,948	$7,473,783	$9,132,488	$5,621,566	$5,343,395	$2,879,110
Portfolio turnover rate I	9% G	5% J	5% J	5%	5% J	19% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Emerging Markets Index Fund and   Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Fidelity Global ex U.S. Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$6,666,671,362	$994,211,515	$ (1,440,262,096)	$ (446,050,581)
Fidelity Global ex U.S. Index Fund	8,586,160,747	1,544,251,376	(1,136,405,192)	407,846,184

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$ (132,849,320)	$ (349,590,182)	$ (482,439,502)
Fidelity Global ex U.S. Index Fund	(73,644,327)	(320,748,196)	(394,392,523)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	409,008,203	221,417,201
Fidelity Global ex U.S. Index Fund	552,513,595	363,910,743

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Global ex U.S. Index Fund	62,225,242	197,626,769	805,816,881

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global Ex-U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$ 34,493,000	5.07%	$9,706
Fidelity Global ex U.S. Index Fund	Borrower	$ 45,277,333	5.07%	$19,111

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Index Fund	$32,565	$1	$-
Fidelity Global ex U.S. Index Fund	$26,207	$-	$-

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Index Fund	$42,786
Fidelity Global ex U.S. Index Fund	50,685

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity Emerging Markets Index Fund	12%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Emerging Markets Index Fund	.08%
Actual		$ 1,000	$ 1,168.50	$ .43
Hypothetical- B		$ 1,000	$ 1,024.40	$ .40

Fidelity® Global ex U.S. Index Fund	.06%
Actual		$ 1,000	$ 1,210.60	$ .33
Hypothetical- B		$ 1,000	$ 1,024.50	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.929371.111
EMX-I-GUX-I-SANN-0623
Fidelity® Total International Index Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
Nestle SA (Reg. S) (United States of America, Food Products)	1.2
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	0.8
9.6

Market Sectors (% of Fund's net assets)

Financials	21.5
Industrials	11.9
Consumer Discretionary	11.5
Information Technology	10.0
Health Care	9.1
Consumer Staples	9.0
Materials	8.6
Communication Services	5.4
Energy	5.4
Utilities	3.1
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Futures - 2.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value ($)
Australia - 5.1%
29Metals Ltd.	111,537	88,233
Abacus Property Group unit	133,034	235,558
Accent Group Ltd.	148,620	251,506
Adbri Ltd.	157,586	166,385
AGL Energy Ltd.	229,532	1,263,571
Allkem Ltd. (a)	200,002	1,642,516
ALS Ltd.	160,354	1,399,528
Altium Ltd.	40,538	1,033,364
Alumina Ltd.	862,362	875,246
AMP Ltd.	1,057,843	799,791
Ampol Ltd.	81,576	1,627,664
AngloGold Ashanti Ltd.	148,876	3,978,944
Ansell Ltd.	45,214	804,588
ANZ Group Holdings Ltd.	1,033,911	16,788,903
APA Group unit	431,021	2,942,768
APM Human Services International ltd.	103,756	130,011
Arafura Rare Earths Ltd. (a)	750,047	206,047
ARB Corp. Ltd.	32,458	693,396
Arena (REIT) unit	125,115	311,026
Argosy Minerals Ltd. (a)	467,997	127,374
Aristocrat Leisure Ltd.	213,558	5,402,051
ASX Ltd.	72,008	3,277,050
Atlas Arteria Ltd. unit	538,236	2,340,158
Aub Group Ltd.	34,597	634,074
Aurizon Holdings Ltd.	632,833	1,438,841
Aussie Broadband Ltd. (a)(b)	72,985	160,843
Austal Ltd.	138,783	152,314
AVZ Minerals Ltd. (a)(c)	729,530	376,529
Bank of Queensland Ltd.	226,257	873,721
Bapcor Ltd.	116,554	508,594
Beach Energy Ltd.	569,947	560,992
Bega Cheese Ltd.	112,811	284,063
Bellevue Gold Ltd. (a)	446,038	418,720
Bendigo & Adelaide Bank Ltd.	193,678	1,115,052
BHP Group Ltd.	1,769,492	52,514,098
Blackmores Ltd.	6,215	392,581
BlueScope Steel Ltd.	164,038	2,180,347
Boral Ltd. (a)	148,172	406,712
Boss Energy Ltd. (a)	140,288	247,031
BrainChip Holdings Ltd. (a)(b)	504,172	136,480
Brambles Ltd.	482,742	4,572,933
Breville Group Ltd.	40,978	562,935
Brickworks Ltd.	32,102	534,118
BWP Trust	170,528	439,575
Calix Ltd. (a)	48,089	151,442
Capricorn Metals Ltd. (a)	113,033	332,601
carsales.com Ltd.	124,097	1,967,969
Centuria Capital Group unit	308,509	353,495
Centuria Industrial REIT	201,009	418,020
Centuria Office REIT unit	164,138	155,348
Chalice Mining Ltd. (a)	120,242	639,254
Challenger Ltd.	196,146	789,297
Champion Iron Ltd.	117,857	512,073
Charter Hall Group unit	162,366	1,207,979
Charter Hall Long Wale REIT unit	193,436	559,955
Charter Hall Retail REIT	218,368	562,107
Charter Hall Social Infrastruc	124,460	250,369
Cleanaway Waste Management Ltd.	741,024	1,193,388
Clinuvel Pharmaceuticals Ltd.	15,165	204,073
Cochlear Ltd.	22,467	3,683,861
Coles Group Ltd.	465,425	5,622,416
Collins Foods Ltd.	47,402	273,291
Commonwealth Bank of Australia	588,984	38,976,664
Computershare Ltd.	202,281	3,011,118
Core Lithium Ltd. (a)(b)	533,736	351,340
Coronado Global Resources, Inc. CDI (d)	271,656	299,518
Corporate Travel Management Ltd.	45,015	629,817
Costa Group Holdings Ltd.	191,397	317,611
Credit Corp. Group Ltd.	24,666	297,018
Cromwell Property Group unit	558,536	211,649
CSR Ltd.	184,554	646,073
Data#3 Ltd.	85,603	432,142
De Grey Mining Ltd. (a)	438,573	470,726
Deterra Royalties Ltd.	167,622	513,991
Dexus Industria (REIT)	82,954	153,712
DEXUS Property Group unit	400,957	2,078,155
Domain Holdings Australia Ltd.	106,547	237,632
Dominos Pizza Enterprises Ltd.	20,758	698,705
Downer EDI Ltd.	234,166	553,975
Eagers Automotive Ltd.	55,562	524,698
EBOS Group Ltd.	56,564	1,552,286
Elders Ltd.	60,466	325,550
Endeavour Group Ltd.	493,260	2,223,223
Evolution Mining Ltd.	640,377	1,509,996
EVT Ltd.	37,964	304,253
Firefinch Ltd. (a)(c)	386,763	51,184
Flight Centre Travel Group Ltd. (a)	53,838	706,987
Flutter Entertainment PLC (a)	24,858	4,971,892
Flutter Entertainment PLC (Ireland) (a)	33,883	6,761,491
Fortescue Metals Group Ltd.	596,302	8,343,237
G8 Education Ltd.	349,344	282,883
Glencore PLC	3,604,843	21,278,066
Gold Road Resources Ltd.	392,906	488,887
Goodman Group unit	601,323	7,752,036
GrainCorp Ltd.	80,795	366,065
Growthpoint Properties Australia Ltd.	103,245	223,799
GUD Holdings Ltd.	53,656	342,269
Harvey Norman Holdings Ltd.	182,283	437,772
Healius Ltd.	227,615	452,337
Helia Group Ltd.	146,254	307,219
HomeCo Daily Needs (REIT) unit	464,161	371,044
HUB24 Ltd.	28,998	548,305
IDP Education Ltd.	74,486	1,399,352
IGO Ltd.	236,787	2,180,544
Iluka Resources Ltd.	149,904	1,101,490
Imdex Ltd.	185,275	256,020
Imugene Ltd. (a)	1,965,671	164,091
Incitec Pivot Ltd.	665,302	1,417,503
Ingenia Communities Group unit	125,588	357,947
Inghams Group Ltd.	150,420	280,788
Insignia Financial Ltd.	244,349	484,976
Insurance Australia Group Ltd.	841,188	2,786,931
Invocare Ltd.	59,501	439,448
ioneer Ltd. (a)	532,133	108,655
IPH Ltd.	83,333	450,804
Iress Ltd.	62,699	430,804
JB Hi-Fi Ltd.	37,972	1,123,809
Johns Lyng Group Ltd.	65,313	294,470
Judo Capital Holdings Ltd. (a)	220,265	181,578
Jumbo Interactive Ltd.	23,084	200,801
Karoon Energy Ltd. (a)	234,589	335,347
Kelsian Group Ltd.	54,851	223,601
Lake Resources NL (a)(b)	451,738	127,504
Lendlease Group unit	233,530	1,159,801
Leo Lithium Ltd.	333,887	117,267
Lifestyle Communities Ltd.	36,922	418,038
Link Administration Holdings Ltd.	186,591	263,248
Liontown Resources Ltd. (a)	585,398	1,076,556
Lovisa Holdings Ltd.	21,270	377,355
Lynas Rare Earths Ltd. (a)	315,050	1,353,110
Macquarie Group Ltd.	128,786	15,710,839
Magellan Financial Group Ltd.	51,347	278,275
Magellan Financial Group Ltd. warrants 4/16/27 (a)	4,999	682
McMillan Shakespeare Ltd.	32,076	327,664
Medibank Private Ltd.	946,377	2,239,658
Megaport Ltd. (a)	54,304	205,332
Mesoblast Ltd. (a)(b)	277,548	158,517
Metcash Ltd.	340,671	882,854
Mincor Resources NL (a)(b)	141,407	132,182
Mineral Resources Ltd.	59,023	2,911,643
Mirvac Group unit	1,566,061	2,514,197
Monadelphous Group Ltd.	36,350	299,637
Nanosonics Ltd. (a)	96,831	368,891
National Australia Bank Ltd.	1,095,409	21,087,894
National Storage REIT unit	379,431	631,973
Netwealth Group Ltd.	44,053	400,312
Neuren Pharmaceuticals Ltd. (a)	40,911	385,895
New Hope Corp. Ltd.	178,130	629,675
Newcrest Mining Ltd.	299,243	5,714,006
Newcrest Mining Ltd. (b)	20,461	388,878
NEXTDC Ltd. (a)	157,030	1,204,979
NIB Holdings Ltd.	163,800	840,473
Nine Entertainment Co. Holdings Ltd.	486,901	671,637
Northern Star Resources Ltd.	403,659	3,600,563
Novonix Ltd. (a)(b)	103,906	68,830
NRW Holdings Ltd.	181,359	291,458
Nufarm Ltd.	142,775	530,869
OceanaGold Corp.	253,405	579,810
Omni Bridgeway Ltd. (a)	93,916	143,209
oOh!media Ltd.	170,079	186,347
Orica Ltd.	152,796	1,649,253
Origin Energy Ltd.	610,646	3,385,737
Orora Ltd.	310,919	710,618
OZ Minerals Ltd.	114,971	2,016,022
Paladin Energy Ltd. (Australia) (a)	963,027	423,560
Perpetual Trustees Australia Ltd.	39,120	639,333
Perseus Mining Ltd. (Australia)	471,976	697,531
PEXA Group Ltd. (a)	59,193	525,322
Pilbara Minerals Ltd.	879,088	2,502,070
Pinnacle Investment Management Group Ltd.	46,186	254,345
Platinum Asset Management Ltd.	213,392	249,286
PolyNovo Ltd. (a)	209,942	228,076
Premier Investments Ltd.	34,131	593,993
Pro Medicus Ltd.	16,342	670,789
Qantas Airways Ltd. (a)	316,776	1,396,965
QBE Insurance Group Ltd.	534,272	5,463,358
Qube Holdings Ltd.	546,775	1,118,590
Ramelius Resources Ltd.	320,173	279,418
Ramsay Health Care Ltd.	68,350	2,939,136
REA Group Ltd.	18,290	1,720,146
Reece Ltd.	84,902	1,034,243
Region RE Ltd. unit	383,901	628,239
Regis Resources Ltd.	298,612	422,517
Rio Tinto Ltd.	129,977	9,748,882
Rio Tinto PLC	392,648	24,961,574
Rural Funds Group unit	198,812	259,024
Sandfire Resources NL	163,893	714,058
Santos Ltd.	1,092,395	5,174,781
Sayona Mining Ltd. (a)(b)	2,423,333	327,337
Scentre Group unit	1,899,535	3,645,389
SEEK Ltd.	117,578	1,918,438
Select Harvests Ltd.	57,072	167,468
Seven Group Holdings Ltd.	53,694	848,126
Sigma Healthcare Ltd.	524,060	243,225
Silex Systems Ltd. (a)	77,966	174,231
Silver Lake Resources Ltd. (a)	341,306	287,731
SiteMinder Ltd. (a)	82,669	200,503
Smartgroup Corp. Ltd.	58,636	262,459
Sonic Healthcare Ltd.	165,009	3,889,749
South32 Ltd.	1,597,628	4,516,099
Steadfast Group Ltd.	357,581	1,409,730
Stockland Corp. Ltd. unit	930,578	2,758,585
Suncorp Group Ltd.	472,597	3,934,857
Super Retail Group Ltd.	63,618	574,127
Syrah Resources Ltd. (a)	237,577	183,694
Tabcorp Holdings Ltd.	781,473	545,089
Technology One Ltd.	107,114	1,079,904
Telix Pharmaceuticals Ltd. (a)	79,721	539,623
Telstra Group Ltd.	1,383,240	4,013,080
The GPT Group unit	756,625	2,224,875
The Lottery Corp. Ltd.	756,290	2,535,829
The Star Entertainment Group Ltd. (a)	494,875	419,494
Transurban Group unit	1,064,075	10,612,338
Treasury Wine Estates Ltd.	248,239	2,299,463
Tyro Payments Ltd. (a)	151,636	160,518
United Malt Group Ltd.	110,946	325,038
Vicinity Centres unit	1,463,076	2,045,337
Viva Energy Group Ltd. (d)	304,380	629,154
Vulcan Energy Resources Ltd. (a)(b)	37,118	147,814
Washington H. Soul Pattinson & Co. Ltd.	74,646	1,562,599
Waypoint (REIT) unit	323,125	561,194
Webjet Ltd. (a)	133,712	661,252
Weebit Nano Ltd. (a)	72,795	257,810
Wesfarmers Ltd.	393,264	13,604,346
West African Resources Ltd. (a)	391,971	253,599
Westpac Banking Corp.	1,212,062	18,143,576
Whitehaven Coal Ltd.	300,967	1,444,273
WiseTech Global Ltd.	50,281	2,303,157
Woodside Energy Group Ltd.	669,079	15,181,624
Woolworths Group Ltd.	420,940	10,858,922
WorleyParsons Ltd.	108,201	1,087,147
TOTAL AUSTRALIA		515,523,180
Austria - 0.2%
ams-OSRAM AG (a)(b)	95,475	655,833
Andritz AG (b)	23,222	1,505,873
AT&S Austria Technologie & Systemtechnik AG (b)	9,385	286,455
BAWAG Group AG (d)	30,970	1,506,997
CA Immobilien Anlagen AG (a)(b)	15,841	459,072
DO & CO Restaurants & Catering AG (a)	2,981	348,842
Erste Group Bank AG	121,615	4,410,189
EVN AG (b)	13,362	321,710
Immofinanz AG (c)	23,102	0
Immofinanz AG (a)(b)	10,050	164,118
Kontron AG (b)	16,076	310,529
Lenzing AG (b)	4,907	320,636
Mondi PLC	166,045	2,639,765
Oesterreichische Post AG (b)	14,623	563,958
OMV AG	51,504	2,431,267
Raiffeisen International Bank-Holding AG (a)	50,033	766,877
S IMMO AG rights (a)(c)	14,648	0
Schoeller-Bleckmann Oilfield Equipment AG	4,330	271,960
UNIQA Insurance Group AG (b)	49,820	446,310
Verbund AG	24,187	2,156,119
Vienna Insurance Group AG (b)	14,195	416,845
Voestalpine AG	39,766	1,375,014
Wienerberger AG	41,637	1,252,519
TOTAL AUSTRIA		22,610,888
Bailiwick of Jersey - 0.0%
JTC PLC (d)	50,490	503,185
Belgium - 0.6%
Ackermans & Van Haaren SA	7,961	1,400,047
Aedifica SA	13,566	1,132,339
Ageas	58,064	2,584,181
Agfa-Gevaert NV (a)	56,587	158,689
Anheuser-Busch InBev SA NV	298,910	19,434,963
Barco NV	25,672	749,066
Bekaert SA	13,338	620,219
Bpost SA	49,045	240,922
Cofinimmo SA	10,392	992,224
Colruyt NV	20,102	557,082
D'ieteren Group	8,373	1,573,069
Deme Group NV	3,259	430,213
Econocom Group SA	61,080	209,652
Elia Group SA/NV	11,325	1,552,390
Euronav NV	61,970	1,058,414
Fagron NV	29,105	540,714
Galapagos NV (a)	16,337	633,864
Groupe Bruxelles Lambert SA	32,268	2,890,712
Intervest Offices & Warehouses NV	10,896	224,998
KBC Ancora	12,775	614,592
KBC Group NV	87,593	6,252,483
Kinepolis Group NV	4,707	238,067
Melexis NV	7,151	680,411
Montea SICAFI SCA	4,240	370,961
Ontex Group NV (a)	29,908	256,230
Proximus	54,753	466,369
Recticel SA	18,227	259,490
Retail Estates NV	4,319	319,812
Shurgard Self Storage Europe SARL	9,150	473,116
Sofina SA	5,245	1,200,973
Solvay SA Class A	25,239	3,027,211
Telenet Group Holding NV	15,853	367,536
Tessenderlo Group	10,149	336,055
UCB SA	43,577	4,053,637
Umicore SA	72,384	2,373,656
VGP NV	4,401	460,699
Warehouses de Pauw	54,521	1,629,280
Warehouses de Pauw rights 5/12/23 (a)(e)	54,521	60,077
Xior Student Housing NV (a)	9,046	287,072
TOTAL BELGIUM		60,711,485
Bermuda - 0.0%
Cool Co. Ltd.	9,116	112,142
Brazil - 1.1%
3R Petroleum Oleo e Gas SA (a)	67,600	429,226
3R Petroleum Oleo e Gas SA rights 5/19/23 (a)	12,252	18,865
AES Brasil Energia SA	154,815	331,494
Aliansce Sonae Shopping Centers SA	187,064	699,080
Alupar Investimento SA unit	88,296	478,673
Ambev SA	1,653,163	4,693,209
Arezzo Industria e Comercio SA	27,200	361,990
Atacadao SA	301,300	649,379
Auren Energia SA	127,389	403,023
B3 SA - Brasil Bolsa Balcao	2,182,634	5,111,104
Banco Bradesco SA	768,430	1,913,449
Banco BTG Pactual SA unit	439,700	2,064,592
Banco do Brasil SA	308,700	2,652,649
Banco Santander SA (Brasil) unit	142,400	767,129
BB Seguridade Participacoes SA	241,600	1,661,914
BRF SA (a)	221,572	281,641
CCR SA	410,484	1,116,779
Centrais Eletricas Brasileiras SA (Electrobras)	371,276	2,519,687
Cielo SA	453,700	496,652
Cogna Educacao (a)	736,954	301,413
Companhia Brasileira de Distribuicao	62,661	188,443
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	117,900	1,090,406
Companhia Siderurgica Nacional SA (CSN)	232,387	662,059
Compania de Saneamento do Parana	115,600	440,354
Cosan SA	421,364	1,265,494
CPFL Energia SA	78,800	523,564
Cyrela Brazil Realty SA	111,600	345,687
Dexco SA	139,876	165,177
EDP Energias do Brasil SA	95,600	431,252
Embraer SA (a)	246,388	959,312
Energisa SA unit	68,700	575,737
Eneva SA (a)	364,900	830,349
ENGIE Brasil Energia SA	74,181	613,193
Equatorial Energia SA	348,500	1,910,259
ERO Copper Corp. (a)	29,655	583,973
Fleury SA	97,017	282,426
Gol Linhas Aereas Inteligentes SA warrants 7/23/24 (a)	900	289
GPS Participacoes e Empreendimentos SA (d)	118,800	299,870
Grendene SA	126,100	206,551
Grupo de Moda Soma SA	199,016	335,165
Grupo Mateus SA (a)	218,600	241,486
Hapvida Participacoes e Investimentos SA (a)(d)	1,850,035	1,023,717
Hypera SA	144,600	1,079,905
Iguatemi SA unit	89,810	366,601
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	43,100	195,029
IRB Brasil Resseguros SA (a)	26,913	169,805
JHSF Participacoes SA	167,100	129,987
Klabin SA unit	271,100	1,039,766
Localiza Rent a Car SA	260,150	3,025,643
Localiza Rent a Car SA rights 5/11/23 (a)	1,164	4,005
Locaweb Servicos de Internet SA (d)	154,300	162,721
Lojas Renner SA	346,037	1,098,927
M. Dias Branco SA	34,557	198,150
Magazine Luiza SA	1,066,468	714,143
Marfrig Global Foods SA	120,000	156,622
Minerva SA	98,300	168,504
MRV Engenharia e Participacoes SA	120,400	173,800
Multiplan Empreendimentos Imobiliarios SA	109,396	568,057
Natura & Co. Holding SA	316,052	700,817
Odontoprev SA	112,390	225,330
Omega Energia SA (a)	123,651	229,066
Pet Center Comercio e Participacoes SA	147,100	181,965
Petro Rio SA (a)	245,400	1,709,702
Petroleo Brasileiro SA - Petrobras (ON)	1,277,688	6,831,858
Petroreconcavo SA	59,000	232,792
Raia Drogasil SA	369,800	1,948,423
Rede D'Oregon Sao Luiz SA (d)	215,734	989,181
Rumo SA	453,100	1,789,581
Santos Brasil Participacoes SA	226,500	384,175
Sao Martinho SA	59,300	373,315
Sendas Distribuidora SA	419,005	1,032,433
Simpar SA	142,800	219,591
Sitios Latinoamerica S.A.B. de CV (b)	679,255	275,034
SLC Agricola SA	43,310	377,719
Smartfit Escola de Ginastica e Danca SA (a)	115,100	351,914
Suzano Papel e Celulose SA	272,189	2,171,924
Telefonica Brasil SA	195,100	1,608,427
TIM SA	301,280	845,647
Totvs SA	183,200	942,482
Transmissora Alianca de Energia Eletrica SA	70,700	516,947
Tres Tentos Agroindustrial SA	76,700	166,846
Ultrapar Participacoes SA	258,300	747,795
Vale SA	1,337,083	19,408,318
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	118,000	289,097
Via S/A (a)	464,600	171,391
Vibra Energia SA	407,442	1,078,278
Weg SA	595,180	4,906,733
Wheaton Precious Metals Corp.	161,285	7,958,004
Yara International ASA	60,633	2,439,646
YDUQS Participacoes SA	107,800	175,495
TOTAL BRAZIL		110,458,302
Burkina Faso - 0.0%
IAMGOLD Corp. (a)	157,417	450,809
Canada - 7.1%
Absolute Software Corp.	22,331	174,218
Advantage Energy Ltd. (a)	69,383	390,227
Aecon Group, Inc.	24,865	232,527
Africa Oil Corp.	254,465	492,083
AG Growth International, Inc.	7,872	344,373
Agnico Eagle Mines Ltd. (Canada)	173,030	9,815,910
Air Canada (a)	59,762	836,320
Alamos Gold, Inc.	139,050	1,797,074
Algoma Steel Group, Inc.	29,819	220,362
Algonquin Power & Utilities Corp. (b)	235,036	1,998,461
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	284,807	14,214,599
Allied Properties (REIT)	23,665	397,895
AltaGas Ltd.	109,723	1,919,353
Altius Minerals Corp.	17,506	274,571
Altus Group Ltd.	15,668	622,164
Andlauer Healthcare Group, Inc.	8,414	319,892
ARC Resources Ltd.	227,734	2,828,921
Aritzia, Inc. (a)	31,000	985,246
Artis (REIT)	26,390	137,126
ATCO Ltd. Class I (non-vtg.)	23,113	763,752
Athabasca Oil Corp. (a)	216,023	532,544
ATS Corp. (a)	25,474	1,092,025
AutoCanada, Inc. (a)	9,108	138,148
Aya Gold & Silver, Inc. (a)(b)	35,018	278,624
B2Gold Corp. (b)	434,227	1,708,255
Badger Infrastructure Solution	14,337	314,179
Ballard Power Systems, Inc. (a)(b)	84,232	372,403
Bank of Montreal	231,505	20,868,514
Bank of Nova Scotia	411,963	20,563,943
Barrick Gold Corp. (Canada)	617,090	11,732,840
Baytex Energy Corp. (a)(b)	199,520	751,044
BCE, Inc.	23,475	1,128,311
BELLUS Health, Inc. (a)	31,702	459,362
Birchcliff Energy Ltd.	95,715	580,005
BlackBerry Ltd. (a)	189,896	740,046
Boardwalk (REIT)	9,704	415,420
Bombardier, Inc. Class B (sub. vtg.) (a)	29,651	1,280,715
Boralex, Inc. Class A	33,945	989,650
Boyd Group Services, Inc.	7,385	1,231,606
Brookfield Asset Management Ltd. Class A	128,398	4,304,415
Brookfield Asset Management Reinsurance Partners Ltd.	5,782	187,520
Brookfield Corp. (Canada) Class A	499,353	16,202,205
Brookfield Infrastructure Corp. Class A	35,120	1,496,459
BSR Real Estate Investment Trust	19,300	250,707
CAE, Inc. (a)	109,189	2,457,226
Cameco Corp.	149,265	4,103,865
Canaccord Genuity Group, Inc.	36,175	288,631
Canada Goose Holdings, Inc. (a)	21,044	412,539
Canadian Apartment Properties (REIT) unit	31,765	1,163,595
Canadian Imperial Bank of Commerce	315,633	13,232,428
Canadian National Railway Co.	201,219	23,985,584
Canadian Natural Resources Ltd.	390,468	23,793,806
Canadian Pacific Kansas City Ltd.	326,868	25,766,323
Canadian Tire Ltd. Class A (non-vtg.)	18,662	2,446,439
Canadian Utilities Ltd. Class A (non-vtg.)	38,623	1,116,628
Canadian Western Bank, Edmonton	32,633	585,291
Canfor Corp. (a)	21,679	325,781
Capital Power Corp.	40,931	1,334,106
Capstone Copper Corp. (a)	121,494	571,220
Cardinal Energy Ltd.	52,892	284,985
Cargojet, Inc.	3,279	246,618
Cascades, Inc.	26,623	216,938
CCL Industries, Inc. Class B	53,039	2,494,088
Celestica, Inc. (sub. vtg.) (a)	38,740	420,326
Cenovus Energy, Inc. (Canada)	513,401	8,616,997
Centerra Gold, Inc.	78,159	528,425
CGI, Inc. Class A (sub. vtg.) (a)	71,956	7,303,148
Choice Properties REIT	48,673	525,942
CI Financial Corp.	66,470	654,471
Cineplex, Inc. (a)(b)	26,951	176,643
Cogeco Communications, Inc.	5,179	250,990
Colliers International Group, Inc.	11,308	1,202,537
Constellation Software, Inc.	6,979	13,659,853
Converge Technology Solutions Corp. (a)	71,484	174,113
Corus Entertainment, Inc. Class B (non-vtg.) (b)	79,872	83,713
Crescent Point Energy Corp.	198,113	1,465,175
Crew Energy, Inc. (a)	58,738	199,428
Cronos Group, Inc. (a)(b)	76,672	142,609
Definity Financial Corp.	29,169	791,203
Denison Mines Corp. (a)(b)	289,947	318,870
Descartes Systems Group, Inc. (Canada) (a)	28,605	2,266,696
Docebo, Inc. (a)	6,669	258,914
Dollarama, Inc.	98,039	6,072,578
Dream Industrial (REIT) (b)	59,514	651,871
DREAM Unlimited Corp.	9,565	159,481
Dundee Precious Metals, Inc.	75,286	552,344
Dye & Durham Ltd.	19,666	209,310
ECN Capital Corp.	85,768	200,042
Element Fleet Management Corp.	136,649	1,787,224
Emera, Inc.	101,603	4,323,293
Empire Co. Ltd. Class A (non-vtg.)	56,275	1,511,078
Enbridge, Inc.	704,787	28,022,937
Endeavour Silver Corp. (a)(b)	74,880	291,816
Enerflex Ltd.	44,117	267,662
Enerplus Corp.	82,825	1,238,539
Enghouse Systems Ltd.	16,407	451,575
EQB, Inc.	9,361	415,246
Equinox Gold Corp. (a)	106,942	531,217
Exchange Income Corp.	7,732	297,958
Extendicare, Inc.	36,578	174,676
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,849	5,485,060
Fiera Capital Corp. (b)	33,369	182,996
Filo Mining Corp. (a)	30,569	508,562
Finning International, Inc.	53,133	1,376,905
First Capital (REIT) unit	52,743	619,361
First Majestic Silver Corp.	83,310	588,461
First National Financial Corp.	8,979	250,578
FirstService Corp.	13,577	2,042,287
Fortis, Inc.	166,797	7,323,876
Fortuna Silver Mines, Inc. (a)	104,693	392,546
Franco-Nevada Corp.	66,649	10,113,076
Freehold Royalties Ltd.	49,266	536,350
George Weston Ltd.	24,626	3,306,611
GFL Environmental, Inc.	62,430	2,267,543
Gibson Energy, Inc.	51,760	878,298
Gildan Activewear, Inc.	63,464	2,066,673
goeasy Ltd.	4,732	324,082
GoGold Resources, Inc. (a)	109,980	143,680
Granite (REIT)	9,881	614,513
Great-West Lifeco, Inc.	95,950	2,727,973
H&R (REIT) unit	41,048	355,991
Headwater Exploration, Inc.	78,713	361,365
Home Capital Group, Inc.	15,857	509,704
HudBay Minerals, Inc.	81,710	409,500
Hydro One Ltd. (d)	122,747	3,594,937
iA Financial Corp., Inc.	36,729	2,464,504
IGM Financial, Inc.	27,516	844,459
Imperial Oil Ltd.	75,926	3,870,133
Innergex Renewable Energy, Inc.	52,203	535,573
Intact Financial Corp.	61,551	9,310,449
Interfor Corp. (a)	19,339	303,463
International Petroleum Corp. (a)(b)	46,411	453,200
InterRent REIT	28,813	275,615
Ivanhoe Mines Ltd. (a)(b)	210,224	1,823,177
Jamieson Wellness, Inc. (d)	15,449	381,536
K92 Mining, Inc. (a)	81,325	386,562
Karora Resources, Inc. (a)	67,620	242,061
Kelt Exploration Ltd. (a)	66,242	242,018
Keyera Corp.	76,526	1,800,678
Killam Apartment (REIT)	25,708	319,346
Kinaxis, Inc. (a)	9,462	1,299,406
Kinross Gold Corp.	447,808	2,257,467
Knight Therapeutics, Inc. (a)	46,978	156,033
Labrador Iron Ore Royalty Corp.	22,179	500,106
Lassonde Industries, Inc. Class A (sub. vtg.)	1,440	103,107
Laurentian Bank of Canada	20,984	498,870
Lightspeed Commerce, Inc. (Canada) (a)	47,010	617,964
Linamar Corp.	15,866	754,158
Lithium Americas Corp. (a)(b)	37,804	755,606
Loblaw Companies Ltd.	56,938	5,355,286
Lundin Gold, Inc.	30,416	385,686
MAG Silver Corp. (a)	32,069	417,062
Magna International, Inc. Class A (sub. vtg.)	94,188	4,910,832
Major Drilling Group International, Inc. (a)	36,543	281,857
Manulife Financial Corp.	652,687	12,886,576
Maple Leaf Foods, Inc.	29,154	597,347
Martinrea International, Inc.	29,451	307,585
MEG Energy Corp. (a)	95,394	1,588,433
Methanex Corp.	20,154	902,196
Metro, Inc.	80,830	4,606,925
Minto Apartment (REIT) (d)	17,666	184,764
Morguard North American Resources (REIT) (b)	10,443	131,111
MTY Food Group, Inc.	8,202	356,085
Mullen Group Ltd.	39,637	439,127
National Bank of Canada	115,960	8,647,038
New Gold, Inc. (a)	248,502	319,145
NexGen Energy Ltd. (a)	145,444	565,738
Nfi Group, Inc. (b)	24,094	140,668
North West Co., Inc.	22,484	659,493
Northland Power, Inc.	97,348	2,389,781
Northwest Healthcare Properties REIT	33,448	201,204
Novagold Resources, Inc. (a)	89,742	486,184
Nutrien Ltd.	183,085	12,701,154
Nuvei Corp. (Canada) (a)(d)	23,525	955,342
NuVista Energy Ltd. (a)	64,758	562,095
Obsidian Energy Ltd. (a)	29,386	191,084
Onex Corp. (sub. vtg.)	27,366	1,260,187
Open Text Corp.	91,646	3,470,758
Orla Mining Ltd. (a)	77,302	349,181
Osisko Gold Royalties Ltd.	65,154	1,058,930
Osisko Mining, Inc. (a)	114,908	327,376
Pan American Silver Corp.	126,567	2,253,235
Paramount Resources Ltd. Class A	27,362	647,875
Parex Resources, Inc.	40,000	812,193
Park Lawn Corp.	14,149	275,388
Parkland Corp.	53,611	1,264,252
Pason Systems, Inc.	30,677	267,180
Pembina Pipeline Corp.	196,995	6,484,834
Pet Valu Holdings Ltd.	12,973	347,389
Peyto Exploration & Development Corp.	62,729	571,337
Power Corp. of Canada (sub. vtg.)	190,229	5,095,332
PrairieSky Royalty Ltd.	75,653	1,193,830
Precision Drilling Corp. (a)	5,091	253,601
Premium Brands Holdings Corp.	15,516	1,164,802
Primaris Real Estate Investmen	16,910	166,747
Quebecor, Inc. Class B (sub. vtg.)	51,545	1,330,427
Restaurant Brands International, Inc.	103,527	7,257,626
Richelieu Hardware Ltd.	19,373	582,541
RioCan (REIT)	48,595	752,499
Ritchie Bros. Auctioneers, Inc.	62,535	3,578,044
Rogers Communications, Inc. Class B (non-vtg.)	126,452	6,247,700
Rogers Sugar, Inc.	82,659	382,531
Royal Bank of Canada	475,117	47,169,788
Russel Metals, Inc.	22,471	572,203
Sandstorm Gold Ltd.	77,365	444,827
Saputo, Inc.	85,828	2,222,273
Seabridge Gold, Inc. (a)	25,525	357,766
Secure Energy Services, Inc.	111,561	519,578
ShawCor Ltd. Class A (a)	26,728	240,677
Shopify, Inc. Class A (a)	419,575	20,327,640
Sienna Senior Living, Inc.	30,140	242,481
Silvercorp Metals, Inc.	87,717	321,125
SilverCrest Metals, Inc. (a)	53,180	348,161
Slate Grocery REIT	23,663	231,417
Sleep Country Canada Holdings, Inc. (d)	15,712	272,642
Smart (REIT)	36,671	708,600
SNC-Lavalin Group, Inc.	61,717	1,421,243
Softchoice Corp.	12,042	145,498
Spartan Delta Corp.	47,267	536,217
Spin Master Corp. (d)	12,090	344,001
Sprott, Inc.	8,490	305,361
SSR Mining, Inc.	73,673	1,054,918
Stantec, Inc.	38,346	2,304,977
Stelco Holdings, Inc.	12,859	449,308
Stella-Jones, Inc.	19,622	767,877
StorageVault Canada, Inc.	84,219	359,913
Sun Life Financial, Inc.	202,047	9,911,092
Suncor Energy, Inc.	479,667	15,018,249
SunOpta, Inc. (a)	29,461	250,419
Superior Plus Corp.	67,748	502,541
Surge Energy, Inc.	27,555	178,365
Tamarack Valley Energy Ltd.	159,257	439,621
TC Energy Corp.	356,322	14,809,382
Teck Resources Ltd. Class B (sub. vtg.)	160,876	7,493,733
TELUS Corp.	11,115	235,615
TELUS Corp.	161,181	3,416,702
TFI International, Inc. (Canada)	27,654	2,980,431
The Toronto-Dominion Bank	628,877	38,094,206
Thomson Reuters Corp.	58,822	7,734,973
Timbercreek Financial Corp.	84,737	492,842
TMX Group Ltd.	18,693	1,893,238
Topaz Energy Corp.	34,629	496,106
Torex Gold Resources, Inc. (a)	32,917	540,093
Toromont Industries Ltd.	27,893	2,253,922
Tourmaline Oil Corp.	112,975	5,075,682
TransAlta Corp.	86,418	770,513
TransAlta Renewables, Inc.	39,994	373,417
Transcontinental, Inc. Class A	29,522	317,914
Trican Well Service Ltd.	89,985	210,542
Tricon Residential, Inc.	87,431	700,816
Triple Flag Precious Metals Corp.	19,050	308,068
Trisura Group Ltd. (a)	16,773	387,617
Uni-Select, Inc. (a)	14,183	487,196
Vermilion Energy, Inc.	57,138	723,266
Village Farms International, Inc. (a)	35,154	27,061
Voyager Digital Ltd. (a)	76,288	1,778
Well Health Technologies Corp. (a)(b)	88,600	363,594
Wesdome Gold Mines, Inc. (a)	50,313	314,537
West Fraser Timber Co. Ltd.	20,492	1,482,242
Westshore Terminals Investment Corp.	15,446	314,882
Whitecap Resources, Inc.	211,354	1,666,060
Winpak Ltd.	12,396	413,459
WSP Global, Inc.	44,528	5,876,703
TOTAL CANADA		711,376,385
Chile - 0.2%
Aguas Andinas SA	1,126,643	340,540
Antofagasta PLC	143,223	2,628,834
Banco de Chile	15,204,396	1,618,851
Banco de Credito e Inversiones	19,828	598,095
Banco Santander Chile	22,304,874	1,066,545
CAP SA	31,201	218,417
Cencosud SA	528,324	1,076,609
Cencosud Shopping SA	173,012	274,333
Colbun SA	3,063,134	428,820
Compania Cervecerias Unidas SA	52,151	425,736
Compania Sud Americana de Vapores SA	5,380,472	549,811
Empresa Nacional de Telecomunicaciones SA (ENTEL)	58,026	241,377
Empresas CMPC SA	401,532	629,220
Empresas COPEC SA	131,814	917,187
Enel Americas SA	8,129,633	1,107,785
Enel Chile SA	10,042,968	572,284
Falabella SA	257,216	551,553
Lundin Mining Corp.	227,647	1,739,046
Parque Arauco SA	174,455	247,230
Sociedad de Inversiones Oro Blanco SA	29,234,836	254,232
Vina Concha y Toro SA	255,598	304,026
TOTAL CHILE		15,790,531
China - 7.8%
360 Security Technology, Inc. (A Shares)	276,200	639,718
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	76,800	341,799
3SBio, Inc. (d)	548,500	549,576
A-Living Smart City Services C (H Shares) (d)	281,000	225,681
AAC Technology Holdings, Inc.	264,500	559,200
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	15,420	406,370
AECC Aviation Power Co. Ltd.	68,800	436,744
Agile Property Holdings Ltd. (a)(b)	446,000	90,743
Agricultural Bank of China Ltd.:
(A Shares)	2,493,200	1,234,246
(H Shares)	8,785,000	3,396,570
Aier Eye Hospital Group Co. Ltd. (A Shares)	156,553	668,035
Air China Ltd.:
(A Shares) (a)	197,600	304,867
(H Shares) (a)	582,000	515,173
Airtac International Group	48,673	1,765,327
AK Medical Holdings Ltd. (d)	220,000	295,671
Akeso, Inc. (a)(d)	162,000	889,735
Alibaba Group Holding Ltd. (a)	5,199,564	54,978,249
Alibaba Health Information Technology Ltd. (a)	1,644,000	1,185,011
Alphamab Oncology (a)(d)	160,000	313,416
Aluminum Corp. of China Ltd. (H Shares)	1,938,000	1,151,290
Anhui Conch Cement Co. Ltd. (H Shares)	522,000	1,648,226
Anhui Gujing Distillery Co. Ltd. (B Shares)	79,655	1,412,700
Anjoy Foods Group Co. Ltd. (A Shares)	9,100	224,209
Anta Sports Products Ltd.	441,400	5,484,937
Ascentage Pharma Group International (a)(d)	81,600	239,193
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,700	141,159
Autohome, Inc. ADR Class A	27,135	804,553
Avary Holding Shenzhen Co. Ltd. (A Shares)	58,100	220,100
AviChina Industry & Technology Co. Ltd. (H Shares)	942,000	509,163
Baidu, Inc. Class A (a)	783,268	11,789,681
Bank of Beijing Co. Ltd. (A Shares)	457,900	314,337
Bank of Chengdu Co. Ltd. (A Shares)	92,200	183,705
Bank of China Ltd.:
(A Shares)	3,473,300	1,845,577
(H Shares)	23,592,000	9,421,659
Bank of Communications Co. Ltd.:
(A Shares)	373,200	300,964
(H Shares)	3,412,000	2,203,812
Bank of Hangzhou Co. Ltd. (A Shares)	175,300	318,915
Bank of Jiangsu Co. Ltd. (A Shares)	465,510	519,980
Bank of Nanjing Co. Ltd. (A Shares)	297,600	405,865
Bank of Ningbo Co. Ltd. (A Shares)	149,150	591,981
Bank of Shanghai Co. Ltd. (A Shares)	348,700	317,094
Baoshan Iron & Steel Co. Ltd. (A Shares)	405,900	378,785
BeiGene Ltd. (a)	221,236	4,341,530
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	702,000	546,891
Beijing Enlight Media Co. Ltd. (A Shares)	210,400	311,612
Beijing Enterprises Holdings Ltd.	175,000	726,248
Beijing Enterprises Water Group Ltd.	1,642,000	416,963
Beijing Kingsoft Office Software, Inc. (A Shares)	9,912	632,972
Beijing New Building Materials PLC (A Shares)	47,200	181,216
Beijing Shiji Information Technology Co. Ltd. (A Shares)	79,720	221,360
Beijing Tongrentang Co. Ltd. (A Shares)	50,900	428,830
Beijing United Information Technology Co. Ltd. (A Shares)	16,800	146,344
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	11,310	171,947
Bilibili, Inc. Class Z (a)	69,651	1,416,922
Bloomage Biotechnology Corp. Ltd. (A Shares)	12,941	186,471
BOC Aviation Ltd. Class A (d)	72,700	576,218
BOC Hong Kong (Holdings) Ltd.	1,308,000	4,128,994
BOE Technology Group Co. Ltd. (A Shares)	1,126,400	656,094
Boe Varitronix Ltd.	118,000	192,999
Bosideng International Holdings Ltd.	1,202,000	592,800
Budweiser Brewing Co. APAC Ltd. (d)	597,700	1,726,881
BYD Co. Ltd.:
(A Shares)	23,600	876,550
(H Shares)	306,500	9,294,996
BYD Electronic International Co. Ltd.	238,000	721,792
C&D International Investment Group Ltd.	224,584	691,636
Canaan, Inc. ADR (a)(b)	57,242	161,422
Canmax Technologies Co. Ltd. (A Shares)	15,900	112,142
CGN New Energy Holdings Co. Ltd. (d)	628,000	199,135
CGN Power Co. Ltd. (H Shares) (d)	4,051,000	1,069,719
Changchun High & New Technology Industry Group, Inc. (A Shares)	9,100	214,932
Chaozhou Three-Circle Group Co. (A Shares)	44,400	194,672
Chengxin Lithium Group Co. Ltd. (A Shares)	21,700	99,949
China BlueChemical Ltd. (H Shares)	726,000	191,904
China Cinda Asset Management Co. Ltd. (H Shares)	3,430,000	408,001
China CITIC Bank Corp. Ltd. (H Shares)	3,023,000	1,635,338
China Coal Energy Co. Ltd. (H Shares)	723,000	621,209
China Communications Services Corp. Ltd. (H Shares)	982,000	538,101
China Conch Environment Protection Holdings Ltd. (a)	603,500	188,290
China Conch Venture Holdings Ltd.	573,000	914,237
China Construction Bank Corp.:
(A Shares)	772,300	705,434
(H Shares)	32,487,000	21,718,418
China CSSC Holdings Ltd. (A Shares)	118,400	445,175
China Datang Corp. Renewable Power Co. Ltd.	953,000	370,097
China Eastern Airlines Corp. Ltd. (A Shares) (a)	352,700	264,741
China Education Group Holdings Ltd.	352,000	313,397
China Energy Engineering Corp. Ltd. (A Shares)	879,000	345,088
China Everbright Bank Co. Ltd.:
(A Shares)	265,800	123,204
(H Shares)	1,917,000	613,939
China Everbright International Ltd.	1,361,370	577,935
China Everbright Ltd.	412,000	295,928
China Feihe Ltd. (d)	1,269,000	856,941
China Foods Ltd.	438,000	160,886
China Galaxy Securities Co. Ltd. (H Shares)	1,493,000	810,924
China Gas Holdings Ltd.	1,034,600	1,330,982
China Hongqiao Group Ltd.	816,000	803,741
China Huishan Dairy Holdings Co. Ltd. (a)(c)	51,000	0
China International Capital Corp. Ltd. (H Shares) (d)	596,000	1,252,353
China Jinmao Holdings Group Ltd.	2,103,889	393,052
China Jushi Co. Ltd. (A Shares)	110,030	232,521
China Liansu Group Holdings Ltd.	385,000	332,842
China Life Insurance Co. Ltd. (H Shares)	2,765,000	5,311,995
China Literature Ltd. (a)(d)	145,400	671,760
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,231,000	1,291,892
China Medical System Holdings Ltd.	497,000	825,079
China Meidong Auto Holding Ltd.	238,000	369,330
China Mengniu Dairy Co. Ltd.	1,096,000	4,424,084
China Merchants Bank Co. Ltd.:
(A Shares)	147,400	719,061
(H Shares)	1,633,000	7,882,697
China Merchants Energy Shipping Co. Ltd. (A Shares)	238,900	229,627
China Merchants Holdings International Co. Ltd.	467,718	694,010
China Merchants Securities Co. Ltd. (A Shares)	99,060	200,590
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	194,000	383,587
China Minsheng Banking Corp. Ltd.:
(A Shares)	969,100	509,419
(H Shares)	1,636,500	601,160
China Modern Dairy Holdings Ltd. (b)	1,518,000	188,176
China National Building Materials Co. Ltd. (H Shares)	1,361,350	1,021,435
China National Chemical Engineering Co. Ltd. (A Shares)	227,100	348,631
China National Nuclear Power Co. Ltd. (A Shares)	437,400	437,473
China National Software & Service Co. Ltd. (A Shares)	19,200	158,531
China Nonferrous Mining Co. Ltd.	563,000	288,125
China Northern Rare Earth Group High-Tech Co. Ltd.	74,700	272,724
China Oilfield Services Ltd. (H Shares)	632,000	743,374
China Overseas Grand Oceans Group Ltd.	694,034	401,710
China Overseas Land and Investment Ltd.	1,362,000	3,454,228
China Overseas Property Holdings Ltd.	480,000	533,040
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,125,800	3,362,802
China Petroleum & Chemical Corp.:
(A Shares)	997,100	970,057
(H Shares)	8,522,000	5,585,452
China Power International Development Ltd.	1,905,042	723,152
China Railway Group Ltd.:
(A Shares)	193,400	260,434
(H Shares)	1,831,000	1,407,745
China Railway Signal & Communications Corp. (A Shares)	441,886	417,395
China Resource Gas Group Ltd.	319,600	1,008,766
China Resources Beer Holdings Co. Ltd.	562,666	4,346,472
China Resources Cement Holdings Ltd.	880,000	398,397
China Resources Land Ltd.	1,138,000	5,299,389
China Resources Medical Holdin	369,000	344,582
China Resources Microelectronics Ltd. (A Shares)	23,382	194,222
China Resources Mixc Lifestyle Services Ltd. (d)	236,600	1,254,360
China Resources Pharmaceutical Group Ltd. (d)	591,500	587,574
China Resources Power Holdings Co. Ltd.	666,000	1,450,034
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	27,400	233,987
China Ruyi Holdings Ltd. (a)	1,977,600	481,399
China Shenhua Energy Co. Ltd.:
(A Shares)	360,500	1,519,515
(H Shares)	873,000	2,899,713
China South City Holdings Ltd.	1,980,000	128,931
China Southern Airlines Ltd.:
(A Shares) (a)	373,300	419,015
(H Shares) (a)	446,000	312,397
China State Construction Engineering Corp. Ltd. (A Shares)	873,300	831,452
China State Construction International Holdings Ltd.	709,750	882,433
China Taiping Insurance Group Ltd.	541,200	621,651
China Three Gorges Renewables Group Co. Ltd. (A Shares)	651,000	511,390
China Tobacco International Co. Ltd.	119,000	149,603
China Tourism Group Duty Free Corp. Ltd. (A Shares)	63,900	1,494,314
China Tower Corp. Ltd. (H Shares) (d)	15,452,000	1,972,036
China Traditional Chinese Medicine Holdings Co. Ltd.	1,030,000	563,057
China United Network Communications Ltd. (A Shares)	901,600	710,446
China Vanke Co. Ltd. (H Shares)	1,070,600	1,673,663
China Water Affairs Group Ltd.	328,000	262,896
China XLX Fertiliser Ltd.	262,000	125,864
China Yangtze Power Co. Ltd. (A Shares)	479,700	1,520,105
China Youzan Ltd. (a)	6,164,000	144,406
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	13,400	174,524
China Zheshang Bank Co. Ltd. (a)	425,900	189,955
ChinaSoft International Ltd.	976,000	650,643
Chindata Group Holdings Ltd. ADR (a)	48,600	306,666
Chongqing Brewery Co. Ltd. (A Shares)	10,900	164,695
Chongqing Changan Automobile Co. Ltd. (A Shares)	163,982	283,512
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	39,400	464,872
Chow Tai Fook Jewellery Group Ltd.	694,800	1,395,306
CIFI Ever Sunshine Services Group Ltd. (c)	264,000	102,578
CIFI Holdings Group Co. Ltd. (c)	1,485,187	143,795
Cimc Enric Holdings Ltd.	286,000	263,428
CITIC 1616 Holdings Ltd.	794,000	318,989
CITIC Pacific Ltd.	2,053,000	2,577,112
CITIC Securities Co. Ltd. (H Shares)	1,087,350	2,289,526
Cmoc Group Ltd. (H Shares)	1,854,000	1,136,544
CNGR Advanced Material Co. Ltd.	12,300	110,412
COFCO Meat Holdings Ltd.	923,000	238,254
Contemporary Amperex Technology Co. Ltd.	90,540	3,036,760
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	91,300	174,338
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	1,522,600	1,768,529
Cosco Shipping Ports Ltd.	677,086	445,520
Country Garden Holdings Co. Ltd. (b)	4,453,081	1,147,113
Country Garden Services Holdings Co. Ltd.	797,000	1,252,526
CRRC Corp. Ltd. (A Shares)	1,630,800	1,651,992
CSC Financial Co. Ltd. (A Shares)	89,800	329,994
CSPC Pharmaceutical Group Ltd.	3,105,600	3,162,423
CT Environmental Group Ltd. (a)(c)	26,000	0
Dada Nexus Ltd. ADR (a)	24,158	146,397
Dali Foods Group Co. Ltd. (d)	852,500	354,773
Daqin Railway Co. Ltd. (A Shares)	484,100	539,769
Daqo New Energy Corp. ADR (a)	20,860	957,891
Dingdong Cayman Ltd. ADR (a)(b)	36,683	142,697
Dongfang Electric Corp. Ltd. (A Shares)	76,600	193,556
Dongfeng Motor Group Co. Ltd. (H Shares)	970,000	464,097
Dongyue Group Co. Ltd.	540,000	549,512
East Buy Holding Ltd. (a)(b)(d)	139,500	483,611
East Money Information Co. Ltd. (A Shares)	315,504	736,961
Eastern Communications Co. Ltd. (B Shares)	1,071,550	471,805
ENN Energy Holdings Ltd.	272,500	3,736,413
ENN Natural Gas Co. Ltd. (A Shares)	81,200	238,891
ESR Group Ltd. (d)	699,800	1,093,889
Eve Energy Co. Ltd. (A shares)	39,400	374,650
Everbright Securities Co. Ltd. (A Shares)	102,900	226,444
Far East Horizon Ltd.	564,000	507,387
Far East Horizon Ltd. rights (a)	4,739	0
FAW Jiefang Group Co. Ltd. (A Shares)	201,900	238,167
FIH Mobile Ltd. (a)(b)	1,355,000	142,048
FinVolution Group ADR	54,213	215,768
Flat Glass Group Co. Ltd. (A Shares)	112,800	501,091
Focus Media Information Technology Co. Ltd. (A Shares)	375,500	350,504
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	84,838	868,492
Fosun International Ltd.	895,500	628,036
Foxconn Industrial Internet Co. Ltd. (A Shares)	280,700	655,446
Fu Shou Yuan International Group Ltd.	488,000	396,032
Fufeng Group Ltd.	590,000	357,607
Fuyao Glass Industries Group Co. Ltd. (H Shares) (d)	261,600	1,064,263
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	4,600	348,904
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	87,160	822,157
(H Shares) (d)	60,600	399,824
GCL Technology Holdings Ltd.	7,061,000	1,772,954
GD Power Development Co. Ltd. (A Shares) (a)	580,500	324,627
GDS Holdings Ltd. Class A (a)	304,184	588,959
Geely Automobile Holdings Ltd.	2,084,000	2,587,170
Gemdale Corp. (A Shares)	132,700	156,934
Gemdale Properties and Investment Corp. Ltd.	2,342,000	155,542
Genertec Universal Medical Group Co. Ltd. (d)	542,500	360,954
Genscript Biotech Corp. (a)	402,000	1,062,638
GF Securities Co. Ltd. (H Shares)	597,400	857,895
Gigadevice Semiconductor Beijing, Inc. (A Shares)	18,044	284,272
Ginlong Technologies Co. Ltd. (A Shares)	9,350	154,411
GoerTek, Inc. (A Shares)	92,800	238,795
Golden Solar New Energy Technology Holdings Ltd. (a)(b)	324,000	304,352
GOME Retail Holdings Ltd. (a)(c)	12,934,000	173,010
GoodWe Technologies Co. Ltd. (A Shares)	3,435	129,566
Gotion High-tech Co. Ltd. (A Shares)	36,200	144,398
Great Wall Motor Co. Ltd.:
(A Shares)	86,200	336,462
(H Shares)	960,500	1,165,640
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	112,700	642,054
Greentown China Holdings Ltd.	309,000	371,370
Greentown Service Group Co. Ltd.	556,000	341,560
Guangdong Haid Group Co. Ltd. (A Shares)	38,300	304,545
Guangdong Investment Ltd.	1,040,000	994,216
Guanghui Energy Co. Ltd. (A Shares)	140,400	189,410
Guangzhou Automobile Group Co. Ltd.	242,900	375,020
Guangzhou Automobile Group Co. Ltd. (H Shares)	893,600	557,711
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,400	170,738
Guangzhou R&F Properties Co. Ltd. (H Shares) (a)	648,800	128,746
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	20,600	196,932
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	50,200	310,852
Guizhou Zhongyida Co. Ltd. (B Shares) (a)	712,400	323,136
Guotai Junan Securities Co. Ltd. (A Shares)	258,300	566,337
H World Group Ltd. ADR	66,997	3,142,159
Haichang Ocean Park Holdings Ltd. (a)(b)(d)	1,204,000	249,256
Haidilao International Holding Ltd. (d)	390,000	953,512
Haier Smart Home Co. Ltd.	715,800	2,333,210
Haier Smart Home Co. Ltd. (A Shares)	203,600	700,057
Hainan Meilan International Airport Co. Ltd. (a)	76,000	157,601
Haitian International Holdings Ltd.	230,000	597,605
Haitong Securities Co. Ltd. (H Shares)	1,496,400	993,918
Hangzhou First Applied Material Co. Ltd. (A Shares)	29,000	206,516
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	32,900	191,655
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	38,200	182,468
Hangzhou Steam Turbine Power G	512,406	722,415
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	41,500	547,413
Hansoh Pharmaceutical Group Co. Ltd. (d)	420,000	766,207
Health & Happiness H&H International Holdings Ltd.	89,000	152,410
Helens International Holdings Co. Ltd. (a)(b)	92,500	144,401
Hello Group, Inc. ADR	55,226	461,689
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	121,400	438,638
Hengan International Group Co. Ltd.	228,000	1,018,353
Hengli Petrochemical Co. Ltd. (A Shares)	113,920	260,930
Hengyi Petrochemical Co. Ltd. (A Shares)	144,600	160,590
Hopson Development Holdings Ltd.	297,590	264,611
Hoshine Silicon Industry Co. Ltd. (A Shares)	34,500	366,327
Hoyuan Green Energy Co. Ltd. (A Shares)	11,460	148,022
Hua Hong Semiconductor Ltd. (a)(d)	205,000	842,368
Huadian Power International Corp. Ltd. (A Shares)	242,700	222,177
Huadong Medicine Co. Ltd. (A Shares)	39,400	236,553
Huaneng Power International, Inc.:
(A Shares) (a)	152,100	213,609
(H Shares) (a)	1,496,000	932,270
Huangshan Tourism Development Co. Ltd.	543,889	443,091
Huatai Securities Co. Ltd. (H Shares) (d)	772,400	997,646
Huaxia Bank Co. Ltd. (A Shares)	315,000	262,851
Huayu Automotive Systems Co. Ltd. (A Shares)	123,100	292,288
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	32,100	115,091
Huizhou Desay SV Automotive Co. Ltd.	13,300	199,365
Hundsun Technologies, Inc. (A Shares)	36,400	260,915
HUTCHMED China Ltd. (a)	186,320	575,628
Hygeia Healthcare Holdings Co. (d)	119,200	878,409
iDreamSky Technology Holdings Ltd. (a)(d)	302,000	137,520
iFlytek Co. Ltd. (A Shares)	45,100	396,094
IMEIK Technology Development Co. Ltd. (A Shares)	6,700	528,170
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,236,300	844,967
(H Shares)	19,216,000	10,338,290
Industrial Bank Co. Ltd. (A Shares)	451,900	1,128,303
Industrial Securities Co. Ltd. (A Shares)	426,200	415,265
Ingenic Semiconductor Co. Ltd. (A Shares)	11,700	150,041
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	168,200	719,912
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	1,197,000	315,867
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	207,700	130,634
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	656,773	974,110
Innovent Biologics, Inc. (a)(d)	402,500	1,935,249
Inspur Digital Enterprise Tech (a)	248,000	121,871
Inspur Electronic Information Industry Co. Ltd. (A Shares)	82,100	489,665
iQIYI, Inc. ADR (a)	151,463	923,924
JA Solar Technology Co. Ltd. (A Shares)	76,916	449,810
JCET Group Co. Ltd. (A Shares)	49,900	199,558
JD Health International, Inc. (a)(d)	385,250	2,780,012
JD.com, Inc. Class A	762,252	13,604,556
Jiangsu Eastern Shenghong Co. Ltd.	75,000	137,723
Jiangsu Expressway Co. Ltd. (H Shares)	404,000	409,236
Jiangsu Hengli Hydraulic Co. Ltd.	24,736	220,713
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	143,724	1,013,463
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	36,200	313,828
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	35,900	777,986
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	82,900	175,533
Jiangxi Copper Co. Ltd. (H Shares)	521,000	926,830
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	14,934	740,876
Jinxin Fertility Group Ltd. (d)	580,500	383,157
JiuGui Liquor Co. Ltd. (A Shares)	7,500	121,491
Jiumaojiu International Holdings Ltd. (d)	255,000	572,963
JOYY, Inc. ADR	16,419	499,630
Kanzhun Ltd. ADR (a)	63,261	1,169,696
KE Holdings, Inc. ADR (a)	237,461	3,725,763
Kerry Logistics Network Ltd.	159,000	225,284
Keymed Biosciences, Inc. (a)(b)(d)	56,500	451,402
Kingboard Chemical Holdings Ltd.	231,500	709,022
Kingdee International Software Group Co. Ltd. (a)	903,000	1,388,511
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	48,484	277,813
Kingsoft Corp. Ltd.	330,600	1,453,226
Kintor Pharmaceutical Ltd. (a)(b)(d)	180,000	124,559
Konka Group Co. Ltd. (B Shares)	3,653,760	763,861
Kuaishou Technology Class B (a)(d)	619,700	4,102,502
Kuang-Chi Technologies Co. Ltd. (A Shares)	44,500	113,262
Kunlun Energy Co. Ltd.	1,326,000	1,229,212
Kweichow Moutai Co. Ltd. (A Shares)	25,400	6,480,925
Lee & Man Paper Manufacturing Ltd.	576,000	244,839
Lenovo Group Ltd.	2,534,000	2,592,475
Lens Technology Co. Ltd. (A Shares)	121,400	205,216
Li Auto, Inc. Class A (a)	393,030	4,654,992
Li Ning Co. Ltd.	844,500	6,039,542
Lifetech Scientific Corp. (a)	1,492,000	522,617
Longfor Properties Co. Ltd. (d)	669,500	1,832,086
LONGi Green Energy Technology Co. Ltd.	161,856	819,506
Lonking Holdings Ltd.	894,000	158,510
Lufax Holding Ltd. ADR	237,937	404,493
Luxshare Precision Industry Co. Ltd. (A Shares)	156,178	592,042
Luye Pharma Group Ltd. (a)(d)	703,000	345,757
Luzhou Laojiao Co. Ltd. (A Shares)	30,500	998,946
Mango Excellent Media Co. Ltd. (A Shares)	50,479	262,495
Maoyan Entertainment (a)(d)	217,400	242,004
Maxscend Microelectronics Co. Ltd. (A Shares)	12,988	191,336
Meitu, Inc. (b)(d)	901,000	251,960
Meituan Class B (a)(d)	1,741,242	29,758,622
Metallurgical Corp. China Ltd. (A Shares)	638,200	414,457
Microport Scientific Corp. (a)	225,272	499,853
Midea Real Estate Holding Ltd. (d)	130,200	155,648
Ming Yang Smart Energy Group Ltd. (A Shares)	68,300	204,761
Ming Yuan Cloud Group Holdings Ltd.	233,000	121,151
MINISO Group Holding Ltd. ADR	35,738	659,009
Minth Group Ltd.	268,000	776,017
MMG Ltd. (a)	1,076,000	393,713
Montage Technology Co. Ltd. (A Shares)	20,717	183,043
Muyuan Foodstuff Co. Ltd. (A Shares)	109,266	757,358
NARI Technology Co. Ltd. (A Shares)	117,192	444,018
NAURA Technology Group Co. Ltd.	12,300	597,303
NetDragon WebSoft, Inc.	100,000	195,820
NetEase, Inc.	696,905	12,406,582
New China Life Insurance Co. Ltd. (H Shares)	395,200	1,131,674
New Hope Liuhe Co. Ltd. (A Shares) (a)	70,300	132,422
New Horizon Health Ltd. (a)(d)	65,500	235,049
New Oriental Education & Technology Group, Inc. (a)	531,150	2,412,225
Nexteer Auto Group Ltd.	331,000	185,554
Ninestar Corp. (A Shares)	42,000	240,883
Ningbo Deye Technology Co. Ltd. (A Shares)	5,000	182,199
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	16,100	109,426
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	13,082	126,355
Ningbo Shanshan Co. Ltd. (A Shares)	76,900	169,181
Ningbo Tuopu Group Co. Ltd. (A Shares)	26,500	194,825
Ningxia Baofeng Energy Group Co. Ltd.	156,900	299,887
NIO, Inc. sponsored ADR (a)(b)	476,981	3,753,840
Noah Holdings Ltd. sponsored ADR (a)	12,228	193,936
Nongfu Spring Co. Ltd. (H Shares) (d)	625,800	3,395,436
Ocumension Therapeutics Class H (a)(d)	111,500	125,536
Oppein Home Group, Inc. (A Shares)	17,300	288,827
Orient Securities Co. Ltd. (A Shares)	121,984	189,621
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	218,400	132,978
PDD Holdings, Inc. ADR (a)	178,000	12,130,700
People's Insurance Co. of China Group Ltd. (H Shares)	3,365,000	1,323,456
Perfect World Co. Ltd. (A Shares)	85,200	270,961
PetroChina Co. Ltd. (H Shares)	8,120,000	5,640,435
Pharmaron Beijing Co. Ltd.:
(A Shares)	17,550	124,523
(H Shares) (d)	77,050	334,044
PICC Property & Casualty Co. Ltd. (H Shares)	2,479,000	2,998,248
Ping An Bank Co. Ltd. (A Shares)	436,300	794,059
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	177,600	443,952
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	239,590	1,800,693
(H Shares)	2,186,500	15,951,656
Poly Developments & Holdings (A Shares)	276,300	556,822
Poly Property Group Co. Ltd.	825,327	215,043
Pop Mart International Group Ltd. (b)(d)	192,000	465,756
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	3,512,000	2,289,799
Power Construction Corp. of China Ltd. (A Shares)	312,200	348,075
Prosus NV	280,773	21,011,235
Pylon Technologies Co. Ltd. (Series A)	4,105	144,235
Qifu Technology, Inc. ADR	46,811	825,746
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	150,400	445,316
RLX Technology, Inc. ADR (a)	176,771	434,857
Rongsheng Petrochemical Co. Ltd. (A Shares)	250,550	479,772
SAIC Motor Corp. Ltd. (A Shares)	267,100	546,905
Sangfor Technologies, Inc.	10,400	179,572
Sany Heavy Equipment International Holdings Co. Ltd.	435,000	576,982
Sany Heavy Industry Co. Ltd. (A Shares)	154,100	368,492
Satellite Chemical Co. Ltd. (A Shares)	84,819	174,433
Seazen Group Ltd. (a)	666,000	143,164
Seazen Holdings Co. Ltd. (A Shares) (a)	60,500	130,457
SF Holding Co. Ltd. (A Shares)	102,300	836,538
SG Micro Corp. (A Shares)	8,550	153,864
Shaanxi Coal Industry Co. Ltd. (A Shares)	224,400	636,531
Shandong Chenming Paper Holdings Ltd. (B Shares) (a)	4,079,374	1,143,758
Shandong Gold Mining Co. Ltd. (A Shares)	276,260	1,029,181
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	76,300	352,546
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	872,800	1,489,339
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	58,800	349,292
Shanghai Baosight Software Co. Ltd.	266,533	912,653
Shanghai Baosight Software Co. Ltd. (A Shares)	58,140	454,679
Shanghai Chlor Alkali Co. Ltd. (B Shares)	1,450,742	924,064
Shanghai Diesel Engine Co. Ltd. (B Shares)	2,126,303	765,987
Shanghai Electric Group Co. Ltd. (A Shares) (a)	365,700	248,583
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	256,500	733,231
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	55,526	444,199
Shanghai Haixin Group Co. Ltd. (B Shares)	786,226	247,913
Shanghai Highly Group Co. Ltd. (B Shares)	1,378,235	597,307
Shanghai Industrial Holdings Ltd.	194,000	284,271
Shanghai International Airport Co. Ltd. (A Shares) (a)	50,900	396,213
Shanghai International Port Group Co. Ltd. (A Shares)	299,300	248,480
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	38,900	301,420
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	913,280	889,144
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	14,900	113,897
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,196,942	906,383
Shanghai M&G Stationery, Inc. (A Shares)	26,000	174,626
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	377,500	767,447
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	580,400	638,920
Shanghai Putailai New Energy Technology Co. Ltd.	39,000	295,507
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	1,162,855	1,314,256
Shangri-La Asia Ltd. (a)	410,000	378,231
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	86,700	253,374
Shanxi Meijin Energy Co. Ltd. (A Shares)	117,600	134,894
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	24,200	871,495
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	102,700	152,967
Shenwan Hongyuan Group Co. Ltd. (A Shares)	950,400	622,357
Shenzhen Dynanonic Co. Ltd. (A Shares)	3,700	87,853
Shenzhen Inovance Technology Co. Ltd. (A Shares)	59,500	532,936
Shenzhen International Holdings Ltd.	516,456	464,949
Shenzhen Investment Ltd.	1,094,810	211,169
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	26,200	1,184,495
Shenzhen New Industries Biomedical Engineering Co. Ltd.	40,200	307,541
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	353,500	256,532
Shenzhen SC New Energy Technology Corp. (A Shares)	9,000	134,211
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	18,491	292,139
Shenzhou International Group Holdings Ltd.	285,900	2,746,117
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	39,400	179,690
Shoucheng Holdings Ltd.	1,054,000	273,298
Shougang Fushan Resources Group Ltd.	740,335	251,638
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	158,400	363,710
Sihuan Pharmaceutical Holdings Group Ltd.	1,629,000	166,843
Silergy Corp.	117,000	1,845,476
Sino-Ocean Group Holding Ltd.	1,132,500	99,948
Sinoma Science & Technology Co. Ltd. (A Shares)	60,100	183,881
Sinopec Engineering Group Co. Ltd. (H Shares)	703,500	364,808
Sinopec Kantons Holdings Ltd.	470,000	173,963
Sinopharm Group Co. Ltd. (H Shares)	485,600	1,720,130
SITC International Holdings Co. Ltd.	477,000	882,299
SKSHU Paint Co. Ltd. (A Shares) (a)	10,500	155,991
Smoore International Holdings Ltd. (d)	629,000	735,311
SOHO China Ltd. (a)	889,000	148,594
Songcheng Performance Development Co. Ltd. (A Shares)	75,982	160,466
StarPower Semiconductor Ltd. (A Shares)	4,100	144,045
Sunac Services Holdings Ltd. (b)(d)	420,000	152,290
Sungrow Power Supply Co. Ltd. (A Shares)	33,000	540,267
Sunny Optical Technology Group Co. Ltd.	246,700	2,606,955
Sunwoda Electronic Co. Ltd. (A Shares)	44,800	109,293
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	55,600	199,215
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	4,860	193,503
TAL Education Group ADR (a)	157,372	922,200
TBEA Co. Ltd. (A Shares)	112,800	369,612
TCL Electronics Holdings Ltd.	345,000	161,507
TCL Technology Group Corp. (A Shares)	260,100	150,757
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	74,500	448,971
Tencent Holdings Ltd.	2,185,825	97,085,856
Tencent Music Entertainment Group ADR (a)	247,366	1,832,982
Theme International Holdings Ltd. (a)	1,760,000	204,514
Thunder Software Technology Co. Ltd. (A Shares)	13,300	162,934
TI Fluid Systems PLC (d)	144,328	191,904
Tiangong International Co. Ltd.	548,000	166,639
Tianma Microelectronics Co. Ltd. (A Shares)	100,800	144,010
Tianneng Power International Ltd. (b)	266,000	308,877
Tianqi Lithium Corp. (A Shares) (a)	37,200	384,994
Tianshui Huatian Technology Co. Ltd. (A Shares)	163,600	212,531
Tingyi (Cayman Islands) Holding Corp.	696,000	1,216,296
Tong Ren Tang Technologies Co. Ltd. (H Shares)	306,000	331,343
Tongcheng Travel Holdings Ltd. (a)	438,000	931,716
TongFu Microelectronics Co. Ltd. (A Shares) (a)	61,400	159,501
Tongwei Co. Ltd. (A Shares)	89,500	517,185
Topchoice Medical Corp. (a)	7,100	122,797
Topsports International Holdings Ltd. (d)	740,000	659,664
Towngas Smart Energy Co. Ltd.	394,892	182,462
TravelSky Technology Ltd. (H Shares)	336,000	670,699
Trina Solar Co. Ltd. (A Shares)	48,241	344,142
Trip.com Group Ltd. ADR (a)	194,888	6,920,473
Tsingtao Brewery Co. Ltd. (H Shares)	242,000	2,590,763
Tuya, Inc. ADR (a)	92,126	181,488
Uni-President China Holdings Ltd.	503,000	502,229
Unigroup Guoxin Microelectronics Co. Ltd.	20,159	309,826
Unisplendour Corp. Ltd. (A Shares)	70,160	301,565
Up Fintech Holdings Ltd. ADR (a)	41,572	121,390
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	107,000	149,798
Vipshop Holdings Ltd. ADR (a)	146,456	2,299,359
Vnet Group, Inc. ADR (a)	35,777	105,184
Walvax Biotechnology Co. Ltd. (A Shares)	40,600	187,806
Wanhua Chemical Group Co. Ltd. (A Shares)	56,600	756,319
Want Want China Holdings Ltd.	1,700,000	1,084,184
Weibo Corp. sponsored ADR (a)	25,538	447,170
Weichai Power Co. Ltd. (H Shares)	840,000	1,241,639
Weimob, Inc. (a)(b)(d)	671,000	347,320
Wens Foodstuffs Group Co. Ltd. (A Shares)	151,800	434,944
Western Superconducting Technologies Co. Ltd. (A Shares)	14,052	158,723
Will Semiconductor Ltd.	21,195	280,903
Wilmar International Ltd.	712,600	2,104,819
Wingtech Technology Co. Ltd. (A Shares)	28,400	216,840
Wuhan Guide Infrared Co. Ltd. (A Shares)	94,236	150,756
Wuliangye Yibin Co. Ltd. (A Shares)	81,600	1,998,288
WuXi AppTec Co. Ltd.	17,516	171,692
WuXi AppTec Co. Ltd. (H Shares) (d)	173,897	1,529,412
Wuxi Biologics (Cayman), Inc. (a)(d)	1,272,000	7,584,732
XCMG Construction Machinery Co. Ltd. (A Shares)	433,700	430,836
XD, Inc. (a)	78,800	249,783
Xiabu Xiabu Catering Co. Ltd. (d)	286,500	218,251
Xiamen Faratronic Co. Ltd. (A Shares)	8,000	154,500
Xiaomi Corp. Class B (a)(d)	5,431,600	7,709,637
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	413,792	339,333
Xinyi Solar Holdings Ltd.	1,697,379	1,824,848
XPeng, Inc. Class A (a)(b)	302,868	1,446,178
XTEP International Holdings Ltd.	470,219	548,413
Yadea Group Holdings Ltd. (d)	434,000	1,014,705
Yangzijiang Shipbuilding Holdings Ltd.	921,200	859,055
Yankuang Energy Group Co. Ltd. (H Shares)	620,000	2,126,957
Yanlord Land Group Ltd.	237,700	151,931
Yeahka Ltd. (a)	80,400	220,714
Yealink Network Technology Corp. Ltd.	19,800	189,157
Yihai International Holding Ltd.	168,000	445,887
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	26,600	167,401
YongXing Special Materials Technology Co. Ltd. (A Shares)	13,260	122,827
Yonyou Network Technology Co. Ltd. (A Shares)	102,959	322,682
YTO Express Group Co. Ltd. (A Shares)	84,900	212,806
Yuexiu Property Co. Ltd. (b)	504,400	729,698
Yuexiu Transport Infrastructure Ltd.	412,000	224,927
Yum China Holdings, Inc.	149,037	9,118,084
Yunda Holding Co. Ltd. (A Shares)	73,060	128,509
Yunnan Baiyao Group Co. Ltd. (A Shares)	44,940	378,547
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	9,200	151,948
Yunnan Energy New Material Co. Ltd.	18,100	273,186
Zai Lab Ltd. ADR (a)	30,680	1,073,186
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	15,900	626,679
Zhaojin Mining Industry Co. Ltd. (H Shares)	440,500	701,223
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	399,300	396,711
Zhejiang Chint Electric Co. Ltd. (A Shares)	59,900	226,382
Zhejiang Expressway Co. Ltd. (H Shares)	488,000	404,972
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	31,460	237,569
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	24,200	240,276
Zhejiang Juhua Co. Ltd. (A Shares)	91,800	201,604
Zhejiang NHU Co. Ltd. (A Shares)	92,840	229,589
Zhejiang Supcon Technology Co. Ltd. (A Shares)	17,782	248,627
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	67,080	177,736
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)	254,200	791,334
Zhongsheng Group Holdings Ltd. Class H	211,500	903,426
Zhou Hei Ya International Holdings Co. Ltd. (b)(d)	373,500	171,152
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	21,033	142,105
(H Shares)	181,400	732,130
Zijin Mining Group Co. Ltd. (H Shares)	2,598,000	4,398,559
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	216,400	203,090
ZTE Corp. (H Shares)	397,200	1,279,296
ZTO Express, Inc. sponsored ADR	146,553	4,056,587
TOTAL CHINA		776,695,842
Colombia - 0.0%
Bancolombia SA	102,055	782,031
Frontera Energy Corp. (a)	22,664	214,454
Grupo Argos SA	108,480	204,352
Interconexion Electrica SA ESP	151,358	586,359
TOTAL COLOMBIA		1,787,196
Czech Republic - 0.0%
CEZ A/S	58,624	3,148,972
Komercni Banka A/S	28,462	917,697
MONETA Money Bank A/S (d)	148,575	544,800
TOTAL CZECH REPUBLIC		4,611,469
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	1,320	2,351,393
Series B	1,613	2,915,582
ALK-Abello A/S (a)	46,023	581,028
Alm. Brand A/S	292,060	539,261
Ambu A/S Series B (a)(b)	59,053	935,839
Bavarian Nordic A/S (a)(b)	24,756	678,141
Better Collective A/S (a)	12,428	262,980
Carlsberg A/S Series B	34,760	5,742,376
Chemometec A/S (a)	5,841	336,584
Chr. Hansen Holding A/S	37,241	2,894,718
Coloplast A/S Series B	42,574	6,123,808
D/S Norden A/S	8,403	527,198
Danske Bank A/S (a)	245,313	5,169,542
Demant A/S (a)	31,810	1,360,901
DFDS A/S	12,564	504,454
DSV A/S	66,061	12,407,495
FLSmidth & Co. A/S (b)	17,979	708,050
Genmab A/S (a)	23,056	9,475,202
GN Store Nord A/S (a)	45,212	1,203,069
H Lundbeck A/S	117,161	619,362
ISS A/S	52,920	1,103,070
Jyske Bank A/S (Reg.) (a)	17,842	1,300,597
Matas A/S	18,241	229,209
Netcompany Group A/S (a)(d)	14,020	540,530
NKT A/S (a)(b)	14,324	750,027
Novo Nordisk A/S Series B	579,681	96,432,543
Novozymes A/S Series B	72,485	3,765,427
ORSTED A/S (d)	66,350	5,949,872
Pandora A/S	32,355	2,985,585
Per Aarsleff Holding A/S	7,251	311,929
Ringkjoebing Landbobank A/S	9,392	1,318,309
Rockwool International A/S Series B	3,061	738,722
Royal Unibrew A/S	17,081	1,524,652
Scandinavian Tobacco Group A/S (d)	18,962	369,457
Schouw & Co.	4,560	387,612
SimCorp A/S	13,717	1,483,330
Solar Holding A/S	2,214	180,995
Spar Nord Bank A/S	30,293	491,262
Sydbank A/S	21,176	942,895
Topdanmark A/S	15,007	790,671
Tryg A/S	126,550	2,983,920
Vestas Wind Systems A/S	357,229	9,884,739
Zealand Pharma A/S (a)	16,713	563,812
TOTAL DENMARK		190,366,148
Egypt - 0.0%
Centamin PLC	443,923	576,311
Commercial International Bank SAE	923,568	1,596,069
Eastern Co. SAE	464,503	261,565
EFG-Hermes Holding SAE	480,154	283,586
Elsewedy Electric Co.	505,674	298,495
Energean PLC	43,885	682,788
Talaat Moustafa Group Holding	660,996	204,074
TOTAL EGYPT		3,902,888
Faroe Islands - 0.0%
Bakkafrost	17,682	1,287,526
Finland - 0.8%
Cargotec Corp. (B Shares)	14,210	783,683
Caverion Oyj	37,804	358,244
Citycon Oyj	39,588	298,811
Elisa Corp. (A Shares)	48,827	3,030,155
F-Secure Corp.	44,486	143,136
Fortum Corp.	159,645	2,380,101
Huhtamaki Oyj	34,973	1,257,839
Kemira Oyj	42,310	740,814
Kesko Oyj	100,598	2,095,599
Kojamo OYJ	47,239	586,633
Kone OYJ (B Shares)	119,776	6,823,427
Konecranes Oyj	22,295	871,387
Metsa Board OYJ (B Shares)	65,586	472,279
Metso Outotec Oyj	231,395	2,549,742
Musti Group OYJ	14,256	295,166
Neste OYJ	148,838	7,206,362
Nokia Corp.	1,915,051	8,102,870
Nokian Tyres PLC	47,197	459,112
Nordea Bank ABP	1,150,289	12,766,968
Orion Oyj (B Shares)	37,541	1,763,037
Outokumpu Oyj (A Shares)	135,107	735,886
Qt Group Oyj (a)(b)	6,232	535,217
Revenio Group Oyj	9,899	371,953
Sampo Oyj (A Shares)	164,994	8,355,845
Sanoma Corp.	26,408	229,300
Stora Enso Oyj (R Shares)	189,908	2,406,486
TietoEVRY Oyj	31,843	1,016,143
Tokmanni Group Corp.	21,697	296,697
UPM-Kymmene Corp.	189,817	6,044,705
Uponor Oyj	26,301	700,762
Valmet Corp.	58,255	1,965,534
Wartsila Corp.	166,169	1,922,567
YIT OYJ	76,388	197,636
TOTAL FINLAND		77,764,096
France - 6.4%
Accor SA	59,303	2,098,913
Adevinta ASA Class B (a)	101,497	780,962
Aeroports de Paris SA	10,844	1,721,851
Air France KLM (Reg.) (a)	452,045	781,283
Air Liquide SA	181,755	32,695,949
Airbus Group NV	207,988	29,125,521
ALD SA (d)	50,530	607,458
Alstom SA	115,136	2,893,894
Altarea SCA (b)	1,443	188,897
ALTEN	10,251	1,739,519
Amundi SA (d)	21,114	1,380,808
Antin Infrastructure Partners SA	13,154	221,764
Arkema SA	20,678	2,042,000
Atos SE (a)(b)	34,875	481,705
AXA SA	649,660	21,205,013
Believe SA (a)	11,944	142,403
Beneteau SA	14,177	227,763
BIC SA	8,940	551,163
bioMerieux SA	14,646	1,531,537
BNP Paribas SA	389,763	25,183,909
Boiron SA	3,735	164,212
Bollore SA	321,886	2,170,679
Bouygues SA	83,827	3,066,650
Bureau Veritas SA	100,833	2,904,360
Capgemini SA	58,078	10,552,965
Carmila SA	20,433	345,382
Carrefour SA	210,924	4,387,347
Casino Guichard Perrachon SA (a)(b)	17,961	152,590
CGG SA (a)	280,849	210,438
Chargeurs SA	10,627	174,243
Coface SA	44,763	683,635
Compagnie de Saint-Gobain	173,270	10,031,417
Compagnie Generale des Etablissements Michelin SCA Series B	237,403	7,560,714
Compagnie Plastic Omnium SA	22,308	394,036
Covivio	16,479	935,148
Covivio rights (a)(b)(e)	16,479	68,093
Credit Agricole SA	417,492	5,103,224
Danone SA	223,288	14,778,017
Dassault Aviation SA	9,564	1,868,489
Dassault Systemes SA	234,461	9,473,789
Derichebourg	37,238	229,577
Edenred SA	87,031	5,650,396
Eiffage SA	30,436	3,618,689
Elior SA (a)(d)	57,065	198,072
Elis SA	68,943	1,367,429
Engie SA	635,129	10,159,003
Eramet SA	3,598	349,284
Esker SA	1,973	300,019
EssilorLuxottica SA	101,580	20,080,422
Eurazeo SA	14,514	1,033,946
Euroapi SASU	23,237	278,965
Eutelsat Communications (b)	61,492	408,242
Faurecia SA (a)	55,267	1,141,851
Fnac Darty SA (b)	7,376	277,639
Gaztransport et Technigaz SA	9,317	995,328
Gecina SA	15,112	1,680,178
Getlink SE	166,272	3,107,328
Hermes International SCA	11,051	23,949,914
ICADE	11,743	550,192
ID Logistics Group (a)	1,132	332,419
Imerys SA	13,920	571,204
Interparfums SA	7,441	590,345
Ipsen SA	13,307	1,612,928
Ipsos SA	14,083	762,868
JCDecaux SA (a)	21,684	479,783
Kaufman & Broad SA	6,589	214,182
Kering SA	26,438	16,887,839
Klepierre SA	73,248	1,853,147
Korian SA (b)	26,957	233,324
L'Oreal SA	84,288	40,192,499
La Francaise des Jeux SAEM (d)	36,789	1,570,434
Legrand SA	95,194	8,989,439
LISI	7,750	219,471
LVMH Moet Hennessy Louis Vuitton SE	96,390	92,715,742
Maisons du Monde SA (d)	14,725	154,953
Mercialys SA	30,370	305,198
Mersen SA (b)	9,207	371,314
Mersen SA rights 5/2/23 (a)(b)	9,207	14,957
Neoen SA (d)	24,331	729,241
Nexans SA	8,754	750,944
Nexity	14,813	388,148
Orange SA	695,675	9,054,849
Pernod Ricard SA	72,182	16,655,120
Peugeot Invest	1,998	244,818
Publicis Groupe SA	83,347	6,814,208
Quadient SA	14,559	288,766
Remy Cointreau SA	8,122	1,403,750
Renault SA	67,161	2,488,778
Rexel SA	85,583	1,980,382
Rubis SCA	32,129	948,091
Safran SA	120,089	18,676,213
Sartorius Stedim Biotech	9,854	2,633,095
SCOR SE	53,700	1,385,809
SEB SA	8,892	1,017,042
SES-imagotag SA (a)	1,812	289,513
Societe Generale Series A	287,415	6,980,813
Sodexo SA	31,801	3,406,036
Soitec SA (a)	9,246	1,362,158
Sopra Steria Group	5,556	1,199,943
SPIE SA	45,934	1,431,383
Technip Energies NV	48,936	1,085,462
Teleperformance	20,983	4,180,307
Television Francaise 1 SA	15,595	125,616
Thales SA	38,564	5,881,124
TotalEnergies SE	871,030	55,658,767
Trigano SA	3,224	419,198
Ubisoft Entertainment SA (a)	32,728	958,511
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	43,899	2,347,992
Valeo SA	72,260	1,406,545
Vallourec SA (a)	49,045	558,531
Valneva SE (a)(b)	42,051	203,600
Veolia Environnement SA	233,213	7,384,677
Verallia SA (d)	26,796	1,087,166
Vicat SA	9,264	270,002
VINCI SA	185,678	22,955,962
Virbac SA	1,573	536,453
Vivendi SA	267,826	2,937,599
Voltalia SA (a)(b)	16,489	250,372
Wendel SA	9,343	1,045,977
Worldline SA (a)(d)	83,571	3,626,382
TOTAL FRANCE		637,125,603
Georgia - 0.0%
Bank of Georgia Group PLC	13,789	512,948
TBC Bank Group PLC	15,316	453,299
TOTAL GEORGIA		966,247
Germany - 4.9%
1&1 AG	26,336	307,028
Aareal Bank AG	20,889	711,244
Adesso AG	1,325	197,978
adidas AG	57,118	10,058,820
Aixtron AG	39,878	1,126,222
Allianz SE	139,400	35,004,296
Amadeus Fire AG	2,392	352,136
Aroundtown SA (b)	343,958	466,369
ATOSS Software AG	1,955	391,205
AURELIUS AG (b)	11,769	217,478
Aurubis AG	11,075	1,034,860
Auto1 Group SE (a)(b)(d)	30,684	241,138
BASF AG	319,598	16,498,932
Bayer AG	344,617	22,743,437
Bayerische Motoren Werke AG (BMW)	96,384	10,773,489
BayWa AG	6,918	295,770
Bechtle AG	28,172	1,305,347
Beiersdorf AG	34,866	4,863,826
Bilfinger Berger AG	11,180	482,914
Borussia Dortmund GmbH & Co. KGaA (a)(b)	32,518	162,138
Brenntag SE	55,011	4,472,294
CANCOM AG	13,983	501,680
Carl Zeiss Meditec AG	13,910	1,866,881
CECONOMY AG (a)(b)	61,062	185,570
Cewe Stiftung & Co. KGAA	3,508	361,034
Commerzbank AG	382,961	4,247,276
CompuGroup Medical AG	9,732	533,825
Continental AG	40,333	2,818,571
Covestro AG (d)	66,560	2,920,017
CTS Eventim AG	21,394	1,405,013
CureVac NV (a)(b)	19,912	146,127
Daimler Truck Holding AG	159,634	5,266,467
Dermapharm Holding SE	7,236	362,468
Deutsche Bank AG	729,874	7,996,639
Deutsche Beteiligungs AG	6,402	202,108
Deutsche Borse AG	66,244	12,633,304
Deutsche EuroShop AG (b)	8,046	181,307
Deutsche Lufthansa AG (a)	203,747	2,184,471
Deutsche Pfandbriefbank AG (d)	50,979	469,051
Deutsche Post AG	346,558	16,669,300
Deutsche Telekom AG	1,107,534	26,704,601
Deutz AG	49,613	328,831
DIC Asset AG	29,110	221,006
DIC Asset AG rights (a)(e)	29,110	24,057
Duerr AG	19,386	670,749
E.ON SE	767,919	10,158,270
Eckert & Ziegler Strahlen-und Medizintechnik AG	5,547	286,053
ELMOS Semiconductor AG	3,634	273,894
Encavis AG	43,196	746,094
Energiekontor AG	2,635	210,504
Evonik Industries AG	72,075	1,569,328
Evotec OAI AG (a)	49,628	909,140
Fielmann AG	10,278	531,837
Flatex AG (a)	28,016	300,991
Fraport AG Frankfurt Airport Services Worldwide (a)	12,527	671,816
Freenet AG	41,306	1,176,110
Fresenius Medical Care AG & Co. KGaA	71,818	3,484,894
Fresenius SE & Co. KGaA	149,810	4,328,283
GEA Group AG	50,870	2,384,522
Gerresheimer AG	10,919	1,187,523
GFT Technologies AG	6,726	264,883
Grand City Properties SA	33,783	281,425
Grenkeleasing AG (b)	10,423	372,692
Hamborner (REIT) AG	37,362	294,360
Hamburger Hafen und Logistik AG	9,565	131,957
Hannover Reuck SE	21,140	4,509,751
HeidelbergCement AG	49,176	3,715,063
Heidelberger Druckmaschinen AG (a)(b)	105,172	217,176
HelloFresh AG (a)	57,257	1,528,707
Henkel AG & Co. KGaA	44,554	3,289,302
Hensoldt AG	13,516	506,372
Hochtief AG	9,585	800,050
Hornbach Holding AG & Co. KGaA	3,356	284,744
Hugo Boss AG	20,257	1,522,751
Hypoport AG (a)(b)	1,449	231,674
INDUS Holding AG	9,410	278,404
Infineon Technologies AG	459,783	16,743,814
Instone Real Estate Group BV (d)	21,473	171,543
Jenoptik AG	20,284	645,495
JOST Werke AG (d)	6,321	348,952
K+S AG	66,339	1,322,360
KION Group AG	25,197	1,038,950
Kloeckner & Co. AG	27,553	305,125
Knorr-Bremse AG	24,863	1,738,036
Krones AG	6,313	826,408
KWS Saat AG	5,912	383,049
Lanxess AG	28,373	1,152,399
LEG Immobilien AG	26,190	1,627,057
Mercedes-Benz Group AG (Germany)	280,046	21,839,676
Merck KGaA	45,181	8,092,543
Metro Wholesale & Food Specialist AG (a)	48,457	411,407
Morphosys AG (a)(b)	13,246	278,230
MTU Aero Engines AG	20,523	5,375,418
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,257	18,105,879
Nagarro SE (a)(b)	3,165	339,335
Nemetschek SE	19,740	1,535,221
Nordex SE (a)(b)	48,623	582,925
NORMA Group AG	12,886	305,564
Patrizia Immobilien AG	16,899	181,369
Pfeiffer Vacuum Technology AG	1,273	211,811
PNE AG	13,547	221,225
ProSiebenSat.1 Media AG (b)	59,809	535,137
Puma AG	36,333	2,120,271
PVA TePla AG (a)	10,002	213,811
Rational AG	1,774	1,280,375
Rheinmetall AG	15,360	4,493,636
RWE AG	224,692	10,534,874
Salzgitter AG	11,124	439,310
SAP SE	363,725	49,217,884
Schaeffler AG	63,424	459,157
Scout24 AG (d)	28,185	1,754,723
secunet Security Network AG	639	140,823
SGL Carbon AG (a)(b)	25,090	230,573
Siemens AG	267,566	44,103,503
Siemens Energy AG (a)	179,313	4,382,435
Siemens Healthineers AG (d)	98,779	6,141,011
Siltronic AG	5,594	401,586
Sirius Real Estate Ltd.	403,475	408,443
Sixt SE	6,429	795,546
SMA Solar Technology AG (a)	3,663	394,746
Software AG (Bearer)	17,736	603,888
Softwareone Holding AG	34,143	512,231
Stabilus Se	10,001	652,390
STRATEC Biomedical Systems AG	3,246	222,833
Stroeer SE & Co. KGaA	14,144	774,900
Suedzucker AG (Bearer)	31,980	645,574
SUSE SA (a)(b)	16,475	310,430
Symrise AG	47,333	5,718,893
Synlab AG (b)	24,154	254,975
TAG Immobilien AG	61,523	525,390
Takkt AG	11,787	188,587
TeamViewer AG (a)(d)	50,744	932,380
Telefonica Deutschland Holding AG	358,211	1,209,794
Thyssenkrupp AG (b)	161,977	1,160,850
TUI AG (GB) (a)(b)	147,453	940,271
United Internet AG	29,817	511,229
Varta AG (b)	6,603	170,619
VERBIO Vereinigte BioEnergie AG (b)	7,958	295,863
Vitesco Technologies Group AG (a)	7,286	497,763
Volkswagen AG	11,334	1,902,896
Vonovia SE	253,715	5,502,702
Vossloh AG	7,093	324,746
Wacker Construction Equipment AG	12,503	304,473
Wuestenrot & Wuerttembergische AG	15,478	281,411
Zalando SE (a)(d)	79,627	3,261,333
TOTAL GERMANY		486,593,900
Ghana - 0.0%
Tullow Oil PLC (a)	438,102	153,943
Greece - 0.1%
Alpha Bank SA (a)	753,900	942,870
Eurobank Ergasias Services and Holdings SA (a)	975,754	1,376,235
Ff Group (a)(c)	881	0
GEK Terna Holding Real Estate Construction SA	21,610	295,270
Hellenic Telecommunications Organization SA	79,263	1,157,254
Jumbo SA	40,873	941,293
Motor Oil (HELLAS) Corinth Refineries SA	21,804	518,958
Mytilineos SA	34,835	1,009,517
National Bank of Greece SA (a)	187,994	981,894
OPAP SA	76,138	1,297,039
Piraeus Financial Holdings SA (a)	271,603	640,458
Public Power Corp. of Greece (a)	90,635	780,989
Terna Energy SA	21,754	481,332
TOTAL GREECE		10,423,109
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	61,959	1,109,577
Hong Kong - 1.6%
AIA Group Ltd.	4,146,200	45,139,993
Alibaba Pictures Group Ltd. (a)	4,450,000	283,184
Alliance International Education Leasing Holdings Co. Ltd. (a)(d)	314,000	220,789
ASMPT Ltd.	108,200	850,686
Bank of East Asia Ltd.	559,981	738,005
Brightoil Petroleum Holdings Ltd. (a)(c)	26,000	0
Cafe de Coral Holdings Ltd.	162,000	226,911
Champion (REIT)	964,000	402,383
Chow Sang Sang Holdings International Ltd.	279,000	366,580
CK Asset Holdings Ltd.	693,988	4,103,639
CK Infrastructure Holdings Ltd.	240,000	1,366,413
CLP Holdings Ltd.	580,000	4,318,522
Comba Telecom Systems Holdings Ltd.	1,048,000	205,098
Concord New Energy Group Ltd.	3,060,000	273,318
Cowell e Holdings, Inc. (a)	106,000	205,026
Dah Sing Banking Group Ltd.	242,000	194,107
Dah Sing Financial Holdings Ltd.	89,200	228,524
Far East Consortium International Ltd.	718,211	181,430
Fortune (REIT)	540,000	451,747
Futu Holdings Ltd. ADR (a)(b)	20,946	927,279
Grand Pharmaceutical Group, Ltd.	484,500	315,483
Hang Lung Group Ltd.	288,000	506,311
Hang Lung Properties Ltd.	689,000	1,259,442
Hang Seng Bank Ltd.	271,800	4,028,852
Henderson Land Development Co. Ltd.	553,345	1,970,310
HKBN Ltd.	355,000	250,507
HKT Trust/HKT Ltd. unit	1,309,000	1,720,383
Hong Kong & China Gas Co. Ltd.	3,952,038	3,509,138
Hong Kong Exchanges and Clearing Ltd.	424,474	17,622,845
Hong Kong Television Network Ltd. (b)	269,000	169,206
Hongkong Land Holdings Ltd.	402,439	1,791,030
Huabao International Holdings Ltd. (b)	449,000	211,999
Hutchison Port Holdings Trust	1,810,000	343,361
Hysan Development Co. Ltd.	217,000	613,252
Jardine Matheson Holdings Ltd.	57,558	2,782,456
Johnson Electric Holdings Ltd.	160,427	179,368
K Wah International Holdings Ltd.	524,902	181,388
Kerry Properties Ltd.	198,000	510,861
Kingboard Laminates Holdings Ltd.	345,500	356,069
Kingkey Financial International Holdings Ltd. (a)	1,520,000	374,018
Link (REIT)	898,320	5,875,814
LK Technology Holdings Ltd. (b)	205,000	209,665
Luk Fook Holdings International Ltd.	178,000	570,405
Man Wah Holdings Ltd.	634,400	533,681
Melco Crown Entertainment Ltd. sponsored ADR (a)	72,420	987,809
Melco International Development Ltd. (a)	262,000	304,924
MH Development Ltd. (a)(c)	74,000	0
MTR Corp. Ltd.	547,028	2,733,239
New World Development Co. Ltd.	521,822	1,391,635
Nine Dragons Paper (Holdings) Ltd.	591,000	410,029
NWS Holdings Ltd.	577,367	500,093
Orient Overseas International Ltd.	47,000	954,908
Pacific Basin Shipping Ltd.	1,872,000	651,374
Pacific Textile Holdings Ltd.	458,000	147,365
PAX Global Technology Ltd.	303,000	249,594
PCCW Ltd.	1,551,886	809,507
Power Assets Holdings Ltd.	472,500	2,700,007
Prudential PLC	964,828	14,762,872
Realord Group Holdings Ltd. (a)(b)	188,000	130,082
Sino Biopharmaceutical Ltd.	3,639,000	2,020,012
Sino Land Ltd.	1,242,033	1,673,729
Skyworth Group Ltd.	513,589	256,047
SMI Corp. Ltd. (a)(c)	7,200	2,146
SSY Group Ltd.	580,000	405,670
Sun Hung Kai Properties Ltd.	507,500	7,066,071
Sunevision Holdings Ltd.	287,000	163,070
Sunlight (REIT)	436,000	169,074
Swire Pacific Ltd. (A Shares)	169,000	1,341,544
Swire Properties Ltd.	388,400	1,043,916
Techtronic Industries Co. Ltd.	492,500	5,328,106
The United Laboratories International Holdings Ltd.	414,000	335,208
Truly International Holdings Ltd.	796,000	100,873
United Energy Group Ltd.	2,840,000	427,971
Value Partners Group Ltd.	542,000	172,026
Vinda International Holdings Ltd.	139,000	363,187
Vitasoy International Holdings Ltd.	314,000	555,414
Viva China Holdings Ltd. (a)	1,624,000	275,702
Vtech Holdings Ltd.	64,200	385,427
WH Group Ltd. (d)	2,895,500	1,612,037
Wharf Real Estate Investment Co. Ltd.	574,000	3,310,096
Xinyi Glass Holdings Ltd.	636,000	1,163,588
Yue Yuen Industrial (Holdings) Ltd.	305,000	459,003
Yuexiu (REIT)	1,007,000	264,807
TOTAL HONG KONG		162,197,640
Hungary - 0.1%
Magyar Telekom PLC	169,238	212,952
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	138,644	1,122,907
OTP Bank PLC	82,302	2,503,933
Richter Gedeon PLC	50,382	1,215,829
TOTAL HUNGARY		5,055,621
India - 3.9%
360 ONE WAM Ltd.	56,908	293,086
3M India Ltd.	1,170	323,326
Aarti Industries Ltd.	89,664	618,877
Aavas Financiers Ltd. (a)	21,170	360,223
ABB India Ltd.	19,769	828,912
ACC Ltd.	30,103	651,312
Adani Enterprises Ltd.	61,502	1,455,550
Adani Green Energy Ltd. (a)	110,068	1,286,264
Adani Ports & Special Economic Zone Ltd.	198,742	1,663,176
Adani Power Ltd. (a)	280,414	774,192
Adani Total Gas Ltd.	99,672	1,156,172
Adani Transmissions Ltd. (a)	96,684	1,220,767
Aditya Birla Capital Ltd. (a)	218,689	449,270
Aditya Birla Fashion and Retail Ltd. (a)	133,189	364,009
Aegis Logistics Ltd.	58,536	281,358
Affle (India) Ltd. (a)	22,663	259,551
AIA Engineering Ltd.	17,884	596,223
Ajanta Pharma Ltd.	20,293	326,284
Alembic Pharmaceuticals Ltd.	35,390	241,277
Alkyl Amines Chemicals	8,779	254,460
Amara Raja Batteries Ltd.	48,170	355,261
Amber Enterprises India Ltd. (a)	8,795	201,597
Ambuja Cements Ltd.	215,253	1,047,828
Angel One Ltd.	12,406	187,916
Apar Industries Ltd.	7,621	263,099
APL Apollo Tubes Ltd.	55,889	819,681
Apollo Hospitals Enterprise Ltd.	35,369	1,959,922
Apollo Tyres Ltd.	129,115	549,606
Aptus Value Housing Finance India Ltd.	49,973	147,137
Asahi India Glass Ltd.	31,355	183,997
Ashok Leyland Ltd.	535,720	960,573
Asian Paints Ltd.	143,814	5,123,508
Astral Ltd.	44,090	783,850
Atul Ltd.	5,870	494,563
AU Small Finance Bank Ltd. (d)	71,236	581,273
Aurobindo Pharma Ltd.	100,029	756,969
Avenue Supermarts Ltd. (a)(d)	56,508	2,436,380
Axis Bank Ltd.	822,307	8,689,357
Bajaj Auto Ltd.	23,568	1,280,526
Bajaj Electricals Ltd.	21,874	294,199
Bajaj Finance Ltd.	99,367	7,672,582
Bajaj Finserv Ltd.	129,695	2,159,920
Bajaj Holdings & Investment Ltd.	9,308	781,850
Balkrishna Industries Ltd.	28,804	736,410
Balrampur Chini Mills Ltd.	58,162	296,836
Bandhan Bank Ltd. (a)(d)	231,001	651,192
Bank of Baroda	451,378	1,042,193
Bata India Ltd.	20,373	368,533
Bayer CropScience Ltd.	6,100	309,439
Beml Land Assets Ltd.	9,676	24,582
Beml Ltd.	9,676	144,550
Berger Paints India Ltd.	91,147	682,778
Bharat Electronics Ltd.	1,287,235	1,631,963
Bharat Forge Ltd.	93,657	920,946
Bharat Heavy Electricals Ltd.	397,779	383,164
Bharat Petroleum Corp. Ltd.	304,818	1,335,577
Bharti Airtel Ltd.	816,793	8,004,306
Biocon Ltd.	157,796	449,927
Birlasoft Ltd.	75,433	253,549
Blue Star Ltd.	27,676	502,056
Brigade Enterprises Ltd.	48,829	300,624
Brightcom Group Ltd.	445,733	51,309
Britannia Industries Ltd.	37,958	2,118,690
BSE Ltd.	39,701	255,043
Carborundum Universal Ltd.	43,557	575,560
CEAT Ltd.	10,809	206,499
Central Depository Services (India) Ltd.	25,948	320,628
CESC Ltd. GDR	336,184	282,569
Cg Power & Industrial Soluti	224,161	849,856
Chambal Fertilizers & Chemicals Ltd.	78,487	275,271
Cholamandalam Financial Holdings Ltd.	45,451	337,669
Cholamandalam Investment and Finance Co. Ltd.	147,698	1,580,378
Cipla Ltd./India	169,307	1,885,616
City Union Bank Ltd.	168,545	293,129
Coal India Ltd.	541,301	1,548,810
Coforge Ltd.	12,022	619,080
Colgate-Palmolive Ltd.	49,426	966,143
Computer Age Management Services Private Ltd.	11,312	286,247
Container Corp. of India Ltd.	101,431	761,323
Coromandel International Ltd.	48,226	557,379
CreditAccess Grameen Ltd. (a)	23,901	282,748
CRISIL Ltd.	6,476	285,862
Crompton Greaves Consumer Electricals Ltd.	222,243	694,772
Cummins India Ltd.	46,840	905,500
Cyient Ltd.	33,683	487,613
Dabur India Ltd.	225,003	1,470,116
Dalmia Bharat Ltd.	30,287	741,867
Deepak Fertilisers and Petrochemicals Corp. Ltd.	27,452	202,441
Deepak Nitrite Ltd.	25,804	598,010
Delhivery Private Ltd.	92,643	425,555
Divi's Laboratories Ltd.	46,618	1,869,569
Dixon Technologies India Ltd.	11,585	414,994
DLF Ltd.	219,066	1,147,093
Dr Lal Pathlabs Ltd. (d)	14,688	352,267
Dr. Reddy's Laboratories Ltd.	41,727	2,518,895
E.I.D. Parry (India) Ltd.	38,457	237,140
Edelweiss Financial Services Ltd.	245,328	198,340
Eicher Motors Ltd.	50,500	2,047,120
Elgi Equipments Ltd.	70,663	403,388
Emami Ltd.	80,003	367,698
Embassy Office Parks (REIT)	153,045	617,644
Endurance Technologies Ltd. (d)	13,199	217,367
ESAB India Ltd.	2,828	120,372
Exide Industries Ltd. (a)	194,097	466,385
Federal Bank Ltd.	592,783	982,986
Fine Organic Industries Ltd.	3,236	175,748
Firstsource Solutions Ltd.	181,084	260,073
Fortis Healthcare Ltd. (a)	166,733	533,090
GAIL India Ltd.	804,956	1,059,184
GHCL Ltd.	36,173	215,146
GHCL Textiles Ltd. (c)	36,173	14,713
Gillette India Ltd.	4,275	231,022
Glenmark Pharmaceuticals Ltd.	65,923	455,444
GMM Pfaudler Ltd.	11,573	210,186
GMR Airports Infrastructure Ltd. (a)	839,875	470,615
Godrej Consumer Products Ltd. (a)	149,411	1,661,951
Godrej Industries Ltd. (a)	37,022	204,246
Godrej Properties Ltd. (a)	45,419	734,342
Granules India Ltd.	83,203	306,494
Grasim Industries Ltd.	95,811	2,022,668
Great Eastern Shipping Co. Ltd.	41,278	343,323
Grindwell Norton Ltd.	18,944	441,577
Gujarat Fluorochemicals Ltd.	9,877	410,149
Gujarat Gas Ltd.	74,979	431,004
Gujarat Narmada Valley Fertilizers Co.	35,476	256,137
Gujarat State Petronet Ltd.	110,430	386,009
Happiest Minds Technologies Ltd.	25,877	262,055
Havells India Ltd.	90,709	1,369,739
HCL Technologies Ltd.	347,728	4,551,008
HDFC Standard Life Insurance Co. Ltd. (d)	338,203	2,197,937
Hero Motocorp Ltd.	37,759	1,185,330
Hfcl Ltd. (a)	319,207	254,188
Hindalco Industries Ltd.	472,765	2,539,270
Hindustan Petroleum Corp. Ltd. (a)	231,785	713,746
Hindustan Unilever Ltd.	297,875	8,975,406
Hitachi Energy India Ltd.	5,510	223,564
Housing Development Finance Corp. Ltd.	607,584	20,723,357
ICICI Bank Ltd.	1,807,429	20,411,276
ICICI Lombard General Insurance Co. Ltd. (d)	87,651	1,159,906
ICICI Prudential Life Insurance Co. Ltd. (d)	136,824	729,864
ICICI Securities Ltd. (d)	36,539	198,739
IDFC Bank Ltd. (a)	1,127,726	852,253
IDFC Ltd.	486,656	525,171
Iifl Finance Ltd.	63,852	376,497
India Cements Ltd./The	71,794	163,654
Indiabulls Housing Finance Ltd. (a)	136,227	180,290
Indiabulls Real Estate Ltd. (a)	222,831	199,427
IndiaMart InterMesh Ltd. (d)	6,032	397,315
Indian Bank	100,514	398,167
Indian Energy Exchange Ltd. (a)(d)	227,561	437,594
Indian Oil Corp. Ltd.	1,020,821	1,018,401
Indian Railway Catering & Tourism Corp. Ltd.	91,888	697,302
Indraprastha Gas Ltd.	126,519	769,240
Indus Towers Ltd.	252,286	479,885
Info Edge India Ltd.	25,754	1,196,221
Infosys Ltd.	1,198,652	18,513,717
Intellect Design Arena Ltd.	37,045	202,974
InterGlobe Aviation Ltd. (a)(d)	35,043	869,202
Ipca Laboratories Ltd.	56,027	487,559
ITC Ltd.	1,018,423	5,316,437
J.B. Chemicals & Pharmaceuticals Ltd.	14,708	383,881
Jindal Stainless Ltd.	223,129	773,306
Jindal Steel & Power Ltd.	148,149	1,061,182
JK Cement Ltd.	15,335	563,560
JK Lakshmi Cement Ltd.	36,142	347,245
JSW Steel Ltd. (a)	253,243	2,255,611
Jubilant Foodworks Ltd.	145,689	799,846
Kajaria Ceramics Ltd.	30,490	409,287
Kansai Nerolac Paints Ltd.	60,227	280,581
KEC International Ltd.	52,910	297,668
KEI Industries Ltd.	23,482	546,881
Kotak Mahindra Bank Ltd.	210,642	5,018,583
KPIT Technologies Ltd.	61,988	699,330
KPR Mill Ltd.	41,472	305,762
L&T Finance Holdings Ltd.	430,977	490,244
Larsen & Toubro Ltd.	253,567	7,359,294
Laurus Labs Ltd. (d)	134,396	506,977
Lemon Tree Hotels Ltd. (a)(d)	251,619	272,307
LIC Housing Finance Ltd.	120,828	510,534
Linde India Ltd.	8,923	436,300
Ltimindtree Ltd. (d)	33,362	1,815,274
Lupin Ltd.	74,762	650,366
Mahanagar Gas Ltd.	21,960	271,575
Mahindra & Mahindra Financial Services Ltd.	237,362	755,724
Mahindra & Mahindra Ltd.	298,552	4,496,650
Mahindra Compagnie Automotive Ltd.	72,416	354,400
Mahindra Lifespace Developers Ltd.	40,336	184,234
Mahindra Logistics Ltd. (d)	28,036	127,074
Manappuram General Finance & Leasing Ltd.	223,324	355,931
Marico Ltd.	186,705	1,136,684
Maruti Suzuki India Ltd.	46,198	4,870,756
Max Financial Services Ltd. (a)	83,370	653,953
Max Healthcare Institute Ltd. (a)	273,828	1,544,536
Metropolis Healthcare Ltd. (d)	11,494	176,485
Motherson Sumi Wiring India Ltd.	703,475	464,197
Mphasis BFL Ltd.	31,016	692,689
MRF Ltd.	688	750,888
Multi Commodity Exchange of India Ltd.	13,661	234,688
Muthoot Finance Ltd.	43,890	549,445
Narayana Hrudayalaya Ltd.	37,325	348,564
Natco Pharma Ltd.	38,575	271,788
National Aluminium Co. Ltd.	388,740	396,399
Navin Fluorine International Ltd.	12,736	757,572
Nestle India Ltd.	11,748	3,132,954
NIIT Ltd. (a)	35,158	156,015
Nippon Life India Asset Management Ltd. (d)	79,018	230,808
NTPC Ltd.	1,358,078	2,867,441
Oberoi Realty Ltd.	48,386	543,662
Oil & Natural Gas Corp. Ltd.	856,248	1,671,661
Oil India Ltd.	111,233	348,097
Oracle Financial Services Soft	9,630	420,981
Page Industries Ltd.	2,382	1,177,993
PB Fintech Ltd. (a)	86,980	641,418
Persistent Systems Ltd.	18,104	1,055,807
Petronet LNG Ltd.	277,412	806,583
Phoenix Mills Ltd.	35,900	636,739
PI Industries Ltd.	27,755	1,152,340
Pidilite Industries Ltd.	52,955	1,571,674
Piramal Enterprises Ltd.	47,080	425,867
Piramal Pharma Ltd.	185,262	160,246
Polycab India Ltd.	18,739	737,371
Poonawalla Fincorp Ltd.	95,572	379,685
Power Grid Corp. of India Ltd.	1,109,346	3,229,168
Prestige Estates Projs. Ltd.	60,732	365,793
Procter & Gamble Health Ltd.	5,164	294,509
PVR Ltd. (a)	21,842	392,318
Quess Corp. Ltd. (d)	36,231	161,485
Radico Khaitan Ltd.	32,365	447,242
Rajesh Exports Ltd.	26,887	183,888
Ratnamani Metals & Tubes Ltd.	13,194	347,513
Raymond Ltd.	14,523	284,101
RBL Bank Ltd. (a)(d)	191,353	380,718
REC Ltd.	445,649	722,871
Redington (India) Ltd.	211,597	437,935
Reliance Industries Ltd.	1,070,350	31,819,892
Reliance Power Ltd. (a)	1,121,586	168,348
RITES Ltd.	28,892	136,508
Route Mobile Ltd.	11,154	174,202
Samvardhana Motherson International Ltd.	781,427	704,584
Sanofi India Ltd.	4,191	285,895
SBI Cards & Payment Services Ltd.	83,779	793,734
SBI Life Insurance Co. Ltd. (d)	158,365	2,214,922
Sheela Foam Private Ltd.	14,862	190,422
Shree Cement Ltd.	3,940	1,176,004
Shree Renuka Sugars Ltd. (a)	298,421	171,861
Shriram Transport Finance Co. Ltd.	86,517	1,415,454
Siemens Ltd.	26,093	1,104,042
SKF India Ltd.	10,043	512,957
Solar Industries India Ltd.	10,527	493,718
Sonata Software Ltd.	45,114	473,325
SRF Ltd.	52,949	1,651,757
State Bank of India	676,137	4,806,611
Sun Pharmaceutical Industries Ltd.	331,835	4,018,160
Sun TV Ltd.	48,948	259,346
Sundram Fasteners Ltd.	39,345	504,342
Supreme Industries Ltd.	24,818	827,835
Suven Pharmaceuticals Ltd.	44,726	258,587
Suzlon Energy Ltd. (a)	2,342,419	239,208
Syngene International Ltd. (d)	50,316	417,898
Tanla Solutions Ltd.	26,414	219,688
Tata Chemicals Ltd.	55,237	645,904
Tata Communications Ltd.	43,092	671,689
Tata Consultancy Services Ltd.	321,232	12,713,848
Tata Consumer Products Ltd.	196,920	1,844,360
Tata Elxsi Ltd.	12,055	984,730
Tata Investment Corp. Ltd.	6,516	173,007
Tata Motors Ltd. (a)	575,240	3,435,763
Tata Power Co. Ltd./The	507,650	1,255,236
Tata Steel Ltd.	2,552,942	3,388,183
Tata Teleservices (Maharashtra) Ltd. (a)	176,694	132,940
Tech Mahindra Ltd.	201,570	2,539,069
Tejas Networks Ltd. (a)(d)	25,086	203,057
The Indian Hotels Co. Ltd.	312,091	1,299,461
The Ramco Cements Ltd.	58,052	524,415
Thermax Ltd.	16,472	461,970
Timken India Ltd.	8,984	328,573
Titan Co. Ltd.	122,425	3,970,668
Torrent Pharmaceuticals Ltd.	38,996	790,303
Torrent Power Ltd.	77,669	525,394
Trent Ltd.	65,585	1,100,554
Trident Ltd.	566,248	216,443
TTK Prestige Ltd.	22,899	205,482
Tube Investments of India Ltd.	37,531	1,191,991
Tvs Motor Co. Ltd.	83,709	1,169,766
Ultratech Cement Ltd.	35,352	3,276,134
United Spirits Ltd. (a)	107,805	1,028,828
Uno Minda Ltd.	69,010	441,382
UPL Ltd.	175,467	1,594,171
V-Mart Retail Ltd.	5,899	156,843
Vardhman Textiles Ltd. (a)	52,320	204,110
Varun Beverages Ltd.	80,991	1,436,980
Vedanta Ltd.	266,389	914,786
Vinati Organics Ltd.	12,892	312,892
VIP Industries Ltd.	29,203	212,796
Vodafone Idea Ltd. (a)	3,859,769	329,306
Voltas Ltd.	79,890	783,606
Westlife Foodworld Ltd. (a)	38,610	361,451
Whirlpool of India Ltd.	16,586	269,094
Wipro Ltd.	468,053	2,218,622
Yes Bank Ltd. (a)	4,282,016	824,958
Zee Entertainment Enterprises Ltd.	303,552	733,395
Zensar Technologies Ltd.	59,929	205,139
Zomato Ltd. (a)	1,064,746	852,325
TOTAL INDIA		391,913,319
Indonesia - 0.6%
First Pacific Co. Ltd.	1,074,000	359,644
First Resources Ltd.	213,300	245,910
Golden Agri-Resources Ltd.	2,352,000	486,425
Indofood Sukses Makmur Tbk PT	1,639,200	721,530
Nickel Industries Ltd.	446,596	284,140
PT ACE Hardware Indonesia Tbk	3,247,100	99,792
PT Adaro Energy Indonesia Tbk	5,059,800	1,083,121
PT AKR Corporindo Tbk	3,056,100	338,237
PT Aneka Tambang Tbk	3,275,800	471,239
PT Astra International Tbk	7,427,300	3,425,982
PT Astrindo Nusantara Infrastructure Tbk (a)	18,164,000	182,313
PT Bank Aladin Syariah Tbk (a)	1,915,800	183,927
PT Bank BTPN Syariah Tbk	1,059,800	154,731
PT Bank Central Asia Tbk	19,349,800	11,974,653
PT Bank Mandiri (Persero) Tbk	13,408,800	4,740,012
PT Bank Negara Indonesia (Persero) Tbk	2,578,100	1,661,454
PT Bank Neo Commerce Tbk (a)	3,741,405	154,959
PT Bank Rakyat Indonesia (Persero) Tbk	23,753,771	8,277,696
PT Bank Tabungan Negara (Persero) Tbk	3,539,091	301,014
PT Barito Pacific Tbk	10,070,507	574,270
PT Berkah Beton Sadaya Tbk (c)	7,167,500	290,706
PT BFI Finance Indonesia Tbk	2,856,900	268,415
PT Bukalapak.com Tbk (a)	21,147,100	342,697
PT Bukit Asam Tbk	1,438,500	406,843
PT Bumi Resources Minerals Tbk (a)	15,469,700	171,213
PT Bumi Resources Tbk (a)	24,051,500	198,793
PT Bumi Serpong Damai Tbk (a)	3,101,700	225,493
PT Charoen Pokphand Indonesia Tbk	2,617,400	819,443
PT Ciputra Development Tbk	3,618,000	246,865
PT Cisarua Mountain Dairy Tbk	540,100	175,010
PT Gudang Garam Tbk	174,500	338,590
PT Hanson International Tbk (a)(c)	3,268,900	11,141
PT Indah Kiat Pulp & Paper Tbk	966,900	513,785
PT Indo Tambangraya Megah Tbk	156,500	356,039
PT Indocement Tunggal Prakarsa Tbk	562,700	416,738
PT Indofood CBP Sukses Makmur Tbk	872,800	630,192
PT Inti Agri Resources Tbk (a)(c)	1,180,800	4,025
PT Jasa Marga Tbk (a)	863,796	193,928
PT Kalbe Farma Tbk	7,745,200	1,121,380
PT Matahari Department Store Tbk	513,100	141,774
PT Medco Energi International Tbk	3,275,500	226,984
PT Media Nusantara Citra Tbk (a)	2,782,700	112,099
PT Medikaloka Hermina Tbk	2,490,500	240,317
PT Merdeka Copper Gold Tbk (a)	4,250,825	1,146,697
PT Metro Healthcare Indonesia Tbk (a)	7,426,100	245,032
PT Mitra Adiperkasa Tbk (a)	3,256,500	304,498
PT Pabrik Kertas Tjiwi Kimia Tbk	568,500	263,073
PT Pakuwon Jati Tbk	6,812,100	225,971
PT Panin Financial Tbk	4,897,100	95,617
PT Perusahaan Gas Negara Tbk Series B	3,749,900	366,828
PT Pool Advista Indonesia Tbk (a)(c)	184,900	630
PT Sarana Menara Nusantara Tbk	8,041,100	563,140
PT Semen Indonesia (Persero) Tbk	1,282,869	521,775
PT Smartfren Telecom Tbk (a)	37,864,300	152,562
PT Sugih Energy Tbk (a)(c)	40,500	138
PT Sumber Alfaria Trijaya Tbk	5,909,500	1,168,499
PT Summarecon Agung Tbk	5,961,800	228,046
PT Surya Citra Media Tbk	8,173,400	92,052
PT Surya Esa Perkasa Tbk	2,880,800	137,644
PT Telkom Indonesia Persero Tbk	17,687,000	5,123,019
PT Transcoal Pacific Tbk	392,800	205,529
PT Unilever Indonesia Tbk	2,649,200	795,711
PT United Tractors Tbk	576,200	1,137,463
PT Vale Indonesia Tbk (a)	917,000	438,293
PT XL Axiata Tbk	1,723,700	206,311
TOTAL INDONESIA		56,592,047
Iraq - 0.0%
Gulf Keystone Petroleum Ltd.	94,325	160,981
Ireland - 0.4%
AerCap Holdings NV (a)	57,264	3,227,399
AIB Group PLC	372,220	1,598,762
Bank of Ireland Group PLC	384,807	3,973,056
C&C Group PLC (United Kingdom) (a)	145,449	285,888
Cairn Homes PLC	283,912	320,351
COSMO Pharmaceuticals NV	5,173	311,937
CRH PLC	259,375	12,515,875
Dalata Hotel Group PLC (a)	78,160	392,297
Glanbia PLC	65,753	996,232
Glenveagh Properties PLC (a)(d)	267,553	278,897
Greencore Group PLC (a)(b)	242,177	260,985
Irish Residential Properties REIT PLC	155,957	177,348
Kerry Group PLC Class A	56,781	5,971,393
Keywords Studios PLC	25,791	875,147
Kingspan Group PLC (Ireland)	54,549	3,768,743
Origin Enterprises PLC	51,948	226,390
Smurfit Kappa Group PLC	84,969	3,140,261
Uniphar PLC	87,196	291,126
TOTAL IRELAND		38,612,087
Israel - 0.5%
AFI Properties Ltd. (a)	4,158	110,705
Airport City Ltd. (a)	26,405	336,415
Alony Hetz Properties & Investments Ltd.	55,075	430,208
Amot Investments Ltd.	87,521	462,039
Ashtrom Group Ltd.	17,167	269,376
AudioCodes Ltd.	10,696	106,773
Azrieli Group	14,917	863,122
Bank Hapoalim BM (Reg.)	441,643	3,768,632
Bank Leumi le-Israel BM	534,945	4,197,786
Bezeq The Israel Telecommunication Corp. Ltd.	763,537	1,034,431
Big Shopping Centers Ltd. (a)	4,555	385,299
Camtek Ltd. (a)	12,172	311,666
Check Point Software Technologies Ltd. (a)	34,638	4,411,496
Clal Insurance Enterprises Holdings Ltd. (a)	26,072	398,621
Danel Adir Yeoshua Ltd.	2,144	156,073
Delek Automotive Systems Ltd.	27,879	223,533
Delek Group Ltd.	3,550	381,180
Elbit Systems Ltd. (Israel)	9,187	1,691,166
Electra Israel Ltd.	839	358,315
Electra Real Estate Ltd.	12,438	128,686
Energix-Renewable Energies Ltd.	106,932	315,550
Enlight Renewable Energy Ltd. (a)	55,900	917,663
Equital Ltd. (a)	8,892	225,035
Fattal Holdings 1998 Ltd. (a)	2,885	256,437
First International Bank of Israel	20,895	753,046
Formula Systems (1985) Ltd.	4,412	278,018
Fox Wizel Ltd.	3,325	277,499
G City Ltd.	33,924	105,249
Harel Insurance Investments and Financial Services Ltd.	46,255	412,036
Hilan Ltd.	6,422	283,645
Icl Group Ltd.	247,300	1,516,091
Innoviz Technologies Ltd. (a)(b)	46,283	115,708
Isracard Ltd.	84,382	342,006
Israel Canada T.R Ltd.	63,053	115,184
Israel Corp. Ltd. (Class A)	1,460	422,390
Israel Discount Bank Ltd. (Class A)	436,495	2,146,785
Ituran Location & Control Ltd.	9,652	200,762
Kornit Digital Ltd. (a)	18,408	336,130
Matrix IT Ltd.	14,998	268,153
Maytronics Ltd.	20,969	219,030
Mega Or Holdings Ltd.	10,876	213,124
Melisron Ltd.	8,831	585,432
Migdal Insurance & Financial Holdings Ltd.	212,175	227,413
Mivne Real Estate KD Ltd.	213,733	594,791
Mizrahi Tefahot Bank Ltd.	54,466	1,770,837
Nano Dimension Ltd. ADR (a)(b)	93,713	231,471
Nano-X Imaging Ltd. (a)(b)	14,961	91,412
Neto Malinda Trading Ltd. (a)	6,274	109,771
NICE Ltd. (a)	21,943	4,505,469
Nova Ltd. (a)	10,177	931,517
Oil Refineries Ltd.	865,679	239,714
OPC Energy Ltd. (a)	38,427	272,637
Partner Communications Co. Ltd. (a)	56,793	276,035
Paz Oil Co. Ltd. (a)	3,919	368,214
Perion Network Ltd. (a)	15,413	541,463
Plus500 Ltd.	34,525	722,432
Radware Ltd. (a)	15,914	320,667
Reit 1 Ltd.	90,098	384,785
Sapiens International Corp. NV	13,339	267,747
Sella Capital Real Estate Ltd.	122,653	251,771
Shapir Engineering and Industry Ltd.	60,493	429,527
Shikun & Binui Ltd. (a)	102,126	218,161
Shufersal Ltd.	103,106	522,440
Strauss Group Ltd.	20,552	456,246
Summit Real Estate Holdings Ltd.	15,884	174,712
Tel Aviv Stock Exchange Ltd.	47,676	219,507
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	385,079	3,361,740
The Phoenix Holdings Ltd.	58,998	628,287
Tower Semiconductor Ltd. (a)	37,969	1,669,680
Tremor International Ltd. (a)(b)	34,884	97,657
Wix.com Ltd. (a)	20,021	1,746,432
YH Dimri Construction & Development Ltd.	3,757	201,651
ZIM Integrated Shipping Services Ltd. (b)	30,508	520,772
TOTAL ISRAEL		52,685,453
Italy - 1.5%
A2A SpA	550,489	970,534
ACEA SpA	16,504	241,871
Amco - Asset Management Co. SpA Class B (a)(c)	141	0
Amplifon SpA	43,488	1,594,759
Anima Holding SpA (d)	102,476	425,250
Ariston Holding NV	32,494	370,225
Ascopiave SpA	61,865	198,372
Assicurazioni Generali SpA	372,344	7,746,197
Autogrill SpA (a)	66,941	489,782
Azimut Holding SpA	41,811	932,488
Banca Generali SpA	22,192	735,802
Banca Mediolanum S.p.A.	93,459	843,838
Banca Monte dei Paschi di Siena SpA (a)	154,683	356,060
Banca Popolare di Sondrio SCARL	180,242	818,665
Banco BPM SpA	498,746	2,025,159
BFF Bank SpA (d)	71,475	686,772
BPER Banca	380,959	1,068,337
Brembo SpA	55,201	809,594
Brunello Cucinelli SpA	12,252	1,170,492
Buzzi Unicem SpA	37,054	919,487
Carel Industries SpA (d)	14,513	380,607
CIR SpA (a)	363,296	153,321
Coca-Cola HBC AG	69,371	2,113,292
Credito Emiliano SpA	43,402	332,860
Cromwell European (REIT)	137,562	233,678
Davide Campari Milano NV	181,270	2,332,980
De'Longhi SpA	28,964	672,139
DiaSorin SpA	8,856	961,010
Digital Bros SpA (b)	5,416	123,058
Dovalue SpA (d)	31,044	217,559
El.En. Group SpA	19,014	245,133
Enav SpA (d)	91,020	426,655
Enel SpA	2,774,886	18,958,341
Eni SpA	868,448	13,120,001
ERG SpA	21,720	655,772
Ferrari NV (Italy)	44,252	12,302,471
FinecoBank SpA	210,912	3,190,906
Gruppo MutuiOnline SpA	10,268	320,195
Hera SpA	278,803	867,570
Illimity Bank SpA	28,562	201,266
Infrastrutture Wireless Italiane SpA (d)	117,329	1,628,342
Interpump Group SpA	25,237	1,403,781
Intesa Sanpaolo SpA	5,648,902	14,853,174
Iren SpA	252,993	546,116
Italgas SpA	159,977	1,045,332
Iveco Group NV (a)	76,835	690,016
Leonardo SpA	139,854	1,665,106
Maire Tecnimont SpA	71,667	307,035
MARR SpA	20,959	327,945
Mediobanca SpA	208,512	2,235,559
MFE-MediaForEurope NV Class A	389,793	184,175
Moncler SpA	73,405	5,432,235
Nexi SpA (a)(d)	202,128	1,671,773
OVS (d)	98,071	293,935
Piaggio & C SpA	83,956	344,881
Pirelli & C. SpA (d)	133,193	696,548
Poste Italiane SpA (d)	184,288	1,914,109
Prysmian SpA	87,831	3,587,671
Rai Way SpA (d)	56,156	359,513
Recordati SpA	36,193	1,664,237
Reply SpA	7,840	911,404
Saipem SpA (a)	379,730	579,936
Salvatore Ferragamo Italia SpA	19,135	335,882
Saras SpA	217,435	281,161
Sesa SpA	3,197	390,676
Snam SpA	660,504	3,668,159
SOL SpA	21,712	626,821
Tamburi Investment Partners SpA	52,841	503,651
Technogym SpA (d)	61,103	556,477
Technoprobe SpA (a)(b)	45,323	322,122
Telecom Italia SpA (a)	3,398,747	999,562
Terna - Rete Elettrica Nazionale	489,779	4,241,944
Tinexta SpA	9,975	203,122
UniCredit SpA	678,751	13,449,777
Unipol Gruppo SpA	145,160	815,114
Webuild SpA (b)	191,341	411,135
Webuild SpA warrants 8/2/30 (a)(b)	5,662	12,166
TOTAL ITALY		149,373,090
Japan - 14.4%
77 Bank Ltd.	20,300	330,035
ABC-MART, Inc.	12,507	710,757
Activia Properties, Inc.	228	664,360
Adeka Corp.	29,100	491,426
Advance Logistics Investment Corp.	254	257,453
Advance Residence Investment Corp.	513	1,331,032
Advantest Corp.	64,559	5,031,206
Aeon (REIT) Investment Corp.	546	625,961
AEON Co. Ltd.	221,725	4,519,199
Aeon Delight Co. Ltd.	11,200	248,202
AEON Financial Service Co. Ltd.	48,599	432,901
AEON MALL Co. Ltd.	33,700	454,362
AGC, Inc.	69,163	2,578,733
Ai Holdings Corp.	16,000	280,111
Aica Kogyo Co. Ltd.	22,100	502,438
Aiful Corp.	145,700	396,298
Ain Holdings, Inc.	9,000	374,254
Air Water, Inc.	63,900	807,426
Aisin Seiki Co. Ltd.	53,600	1,573,239
Ajinomoto Co., Inc.	163,125	5,866,687
Alfresa Holdings Corp.	64,539	934,492
Alps Alpine Co. Ltd.	68,998	629,956
Amada Co. Ltd.	116,500	1,087,760
Amano Corp.	21,100	429,616
Amvis Holdings, Inc.	20,200	439,901
Ana Holdings, Inc. (a)	58,041	1,266,051
Anicom Holdings, Inc.	37,300	145,207
Anritsu Corp.	49,300	451,416
Aozora Bank Ltd.	40,600	728,323
Appier Group, Inc. (a)	21,000	238,470
Arata Corp.	6,900	224,358
ARCS Co. Ltd.	22,200	403,623
Ariake Japan Co. Ltd.	7,300	296,063
As One Corp.	11,100	470,246
Asahi Group Holdings	160,759	6,210,779
Asahi Holdings, Inc.	30,000	441,669
ASAHI INTECC Co. Ltd.	77,160	1,396,307
Asahi Kasei Corp.	441,000	3,114,854
Asics Corp.	56,400	1,576,455
ASKUL Corp.	14,500	193,239
Astellas Pharma, Inc.	643,903	9,700,118
Atom Corp. (a)	43,900	270,380
Autobacs Seven Co. Ltd.	29,700	337,741
Avex, Inc.	14,100	161,483
Axial Retailing, Inc.	9,800	254,343
AZ-Com Maruwa Holdings, Inc.	19,700	290,485
Azbil Corp.	40,800	1,141,044
Bandai Namco Holdings, Inc.	215,700	4,899,716
Bank of Kyoto Ltd.	20,000	984,049
BayCurrent Consulting, Inc.	45,800	1,592,008
Belc Co. Ltd.	6,500	293,668
Bell System24 Holdings, Inc.	15,800	162,433
Benefit One, Inc.	30,900	425,317
Benesse Holdings, Inc.	29,800	427,708
Bic Camera, Inc.	39,900	333,822
Biprogy, Inc.	24,300	585,863
BML, Inc.	9,500	213,355
Bridgestone Corp.	194,758	7,821,161
Brother Industries Ltd.	80,300	1,261,132
Calbee, Inc.	30,800	666,042
Canon Marketing Japan, Inc.	16,800	420,050
Canon, Inc.	340,643	8,113,216
Capcom Co. Ltd.	59,300	2,228,352
Casio Computer Co. Ltd.	67,100	638,443
Central Glass Co. Ltd.	10,700	231,085
Central Japan Railway Co.	50,555	6,258,647
Change Holdings, Inc.	14,200	240,234
Chiba Bank Ltd.	184,500	1,204,791
Chiyoda Corp. (a)	73,700	217,426
Chubu Electric Power Co., Inc.	224,216	2,500,539
Chugai Pharmaceutical Co. Ltd.	235,300	6,072,072
Chugin Financial Group, Inc.	52,800	354,289
Chugoku Electric Power Co., Inc.	93,600	492,870
Chugoku Marine Paints Ltd.	27,900	243,817
Citizen Watch Co. Ltd.	89,400	494,681
CKD Corp.	21,465	326,968
Coca-Cola West Co. Ltd.	49,050	528,575
COLOPL, Inc.	27,800	130,719
Colowide Co. Ltd.	34,400	527,030
Comforia Residential REIT, Inc.	212	530,386
COMSYS Holdings Corp.	40,200	769,273
Comture Corp.	10,400	153,427
Concordia Financial Group Ltd.	376,800	1,429,715
Cosmo Energy Holdings Co. Ltd.	27,100	866,363
Cosmos Pharmaceutical Corp.	7,200	708,158
CRE Logistics REIT, Inc.	202	278,143
Create Restaurants Holdings, Inc.	45,300	330,552
Create SD Holdings Co. Ltd.	13,600	329,899
Credit Saison Co. Ltd.	55,701	771,733
CyberAgent, Inc.	148,600	1,296,773
CYBERDYNE, Inc. (a)	48,600	100,449
Dai Nippon Printing Co. Ltd.	76,900	2,210,577
Dai-ichi Mutual Life Insurance Co.	344,399	6,406,090
Daicel Chemical Industries Ltd.	94,821	747,556
Daido Steel Co. Ltd.	10,600	408,208
Daifuku Co. Ltd.	105,000	1,934,603
Daihen Corp.	9,700	319,434
Daiichi Sankyo Kabushiki Kaisha	616,200	21,144,666
Daiichikosho Co. Ltd.	27,600	494,819
Daikin Industries Ltd.	86,768	15,759,765
Daio Paper Corp.	31,000	251,230
Daiseki Co. Ltd.	15,620	446,894
Daishi Hokuetsu Financial Group, Inc.	16,042	357,489
Daito Trust Construction Co. Ltd.	22,644	2,146,146
Daiwa House Industry Co. Ltd.	199,844	5,093,719
Daiwa House REIT Investment Corp.	816	1,736,178
Daiwa Office Investment Corp.	106	460,762
Daiwa Securities Group, Inc.	504,700	2,344,178
Daiwa Securities Living Invest	641	545,012
Daiwabo Holdings Co. Ltd.	35,500	669,857
DCM Holdings Co. Ltd.	42,900	449,391
DeNA Co. Ltd.	31,900	448,027
Denka Co. Ltd.	27,100	542,744
DENSO Corp.	147,722	8,917,033
Dentsu Group, Inc.	72,400	2,608,923
Descente Ltd.	11,300	358,911
Dexerials Corp.	20,700	393,933
Dic Corp.	32,400	598,539
Digital Arts, Inc.	4,300	160,061
Digital Garage, Inc.	13,300	469,223
Dip Corp.	14,500	357,745
Disco Corp.	31,800	3,620,597
Dmg Mori Co. Ltd.	41,600	667,375
Dowa Holdings Co. Ltd.	18,900	617,472
DTS Corp.	16,500	392,033
Duskin Co. Ltd.	17,600	431,766
Dydo Group Holdings, Inc.	5,600	209,323
Earth Corp.	6,900	252,910
East Japan Railway Co.	106,810	6,111,845
Ebara Corp.	31,900	1,395,667
EDION Corp.	30,600	301,133
eGuarantee, Inc.	16,500	256,414
Eiken Chemical Co. Ltd.	19,300	224,398
Eisai Co. Ltd.	87,500	5,049,040
Eizo Corp.	7,100	232,725
Elecom Co. Ltd.	22,600	214,464
Electric Power Development Co. Ltd.	50,500	807,482
en japan, Inc.	13,000	233,354
ENEOS Holdings, Inc.	1,079,850	3,841,593
eRex Co. Ltd.	13,500	172,515
euglena Co. Ltd. (a)	40,400	264,615
Exedy Corp.	15,400	221,674
Exeo Group, Inc.	38,000	705,095
Ezaki Glico Co. Ltd.	19,000	488,693
Fancl Corp.	28,800	498,403
FANUC Corp.	333,425	11,260,167
Fast Retailing Co. Ltd.	61,508	14,565,195
FCC Co. Ltd.	16,200	208,843
Ferrotec Holdings Corp.	15,300	346,032
Financial Products Group Co. Ltd.	27,000	219,825
Food & Life Companies Ltd.	38,400	924,910
FP Corp.	17,500	435,315
Freee KK (a)	13,800	394,863
Frontier Real Estate Investment Corp.	165	596,140
Fuji Co. Ltd.	13,900	181,473
Fuji Corp.	27,300	457,907
Fuji Electric Co. Ltd.	43,500	1,755,900
Fuji Kyuko Co. Ltd.	9,600	368,754
Fuji Media Holdings, Inc.	14,700	137,808
Fuji Oil Holdings, Inc.	18,900	291,991
Fuji Seal International, Inc.	24,500	278,464
Fuji Soft ABC, Inc.	8,600	513,801
FUJIFILM Holdings Corp.	123,600	6,442,029
Fujikura Ltd.	84,200	574,085
Fujimi, Inc.	6,500	336,724
Fujimori Kogyo Co. Ltd.	9,000	209,113
Fujitec Co. Ltd.	22,500	599,383
Fujitsu General Ltd.	21,500	553,072
Fujitsu Ltd.	68,942	9,188,404
Fukuoka (REIT) Investment Fund	226	271,541
Fukuoka Financial Group, Inc.	59,812	1,126,564
Fukuyama Transporting Co. Ltd.	9,100	243,236
Funai Soken Holdings, Inc.	22,200	425,565
Furukawa Electric Co. Ltd.	28,700	525,454
Fuso Chemical Co. Ltd.	8,100	225,405
Future Corp.	17,400	222,569
Fuyo General Lease Co. Ltd.	6,000	439,111
Giken Ltd.	7,600	119,448
Global One Real Estate Investment Corp.	352	272,370
Glory Ltd.	19,300	410,345
GLP J-REIT	1,644	1,878,394
GMO Internet, Inc.	24,100	484,812
GMO Payment Gateway, Inc.	14,700	1,149,714
GNI Group Ltd. (a)	20,700	156,010
GOLDWIN, Inc.	8,800	799,586
GREE, Inc.	31,200	161,634
GS Yuasa Corp.	25,800	454,074
GungHo Online Entertainment, Inc.	16,700	320,625
Gunma Bank Ltd.	125,200	428,739
Gunze Ltd.	7,300	252,485
H.I.S. Co. Ltd. (a)	19,300	290,788
H.U. Group Holdings, Inc.	19,147	387,080
H2O Retailing Corp.	33,800	400,518
Hakuhodo DY Holdings, Inc.	84,400	994,514
Halows Co. Ltd.	6,900	163,635
Hamakyorex Co. Ltd.	11,100	284,019
Hamamatsu Photonics K.K.	48,300	2,560,569
Hankyu Hanshin Holdings, Inc.	77,500	2,419,652
Hankyu REIT, Inc.	236	252,911
Hanwa Co. Ltd.	12,700	393,257
Harmonic Drive Systems, Inc.	17,400	531,991
Haseko Corp.	81,400	993,758
Hazama Ando Corp.	66,200	437,007
Heiwa Corp.	23,300	460,038
Heiwa Real Estate (REIT), Inc.	344	402,907
Heiwa Real Estate Co. Ltd.	11,300	323,344
Heiwado Co. Ltd.	17,400	264,378
Hiday Hidaka Corp.	12,076	203,126
Hikari Tsushin, Inc.	7,200	982,405
Hino Motors Ltd. (a)	98,300	387,314
Hirogin Holdings, Inc.	93,400	463,219
Hirose Electric Co. Ltd.	10,455	1,410,995
Hisamitsu Pharmaceutical Co., Inc.	19,600	542,128
Hitachi Construction Machinery Co. Ltd.	36,200	892,036
Hitachi Ltd.	338,976	18,750,334
Hitachi Zosen Corp.	64,200	398,150
Hogy Medical Co. Ltd.	13,300	333,165
Hokkaido Electric Power Co., Inc.	61,000	229,794
Hokkoku Financial Holdings, Inc.	8,800	307,525
Hokuetsu Corp.	48,800	322,766
Hokuhoku Financial Group, Inc.	46,200	332,972
Hokuriku Electric Power Co., Inc.	64,700	302,277
Honda Motor Co. Ltd.	572,572	15,186,344
Horiba Ltd.	12,100	666,622
Hoshino Resorts REIT, Inc.	86	447,874
Hoshizaki Corp.	37,600	1,324,316
Hosiden Corp.	20,900	267,656
House Foods Group, Inc.	22,400	492,534
Hoya Corp.	125,518	13,161,195
Hulic (REIT), Inc.	442	509,274
Hulic Co. Ltd.	147,400	1,269,122
Ibiden Co. Ltd.	39,300	1,546,307
Ichibanya Co. Ltd.	6,600	262,183
Ichigo Real Estate Investment Corp.	438	283,452
Ichigo, Inc.	98,600	188,661
Idec Corp.	12,800	313,451
Idemitsu Kosan Co. Ltd.	70,900	1,509,677
IDOM, Inc.	28,400	175,605
IHI Corp.	48,672	1,226,443
Iida Group Holdings Co. Ltd.	48,500	862,296
Inaba Denki Sangyo Co. Ltd.	23,600	527,129
Inabata & Co. Ltd.	16,200	330,691
Industrial & Infrastructure Fund Investment Corp.	685	785,022
Infomart Corp.	74,800	160,783
Information Services Inter-Dentsu Ltd.	9,600	338,422
INFRONEER Holdings, Inc.	98,404	777,253
INPEX Corp.	364,100	3,984,366
Insource Co. Ltd.	18,200	166,997
Internet Initiative Japan, Inc.	36,700	759,479
Invincible Investment Corp.	2,102	907,554
Iriso Electronics Co. Ltd.	8,000	273,837
Isetan Mitsukoshi Holdings Ltd.	118,371	1,306,905
Isuzu Motors Ltd.	194,068	2,291,754
ITO EN Ltd.	19,360	598,850
Itochu Corp.	410,050	13,603,351
Itochu Enex Co. Ltd.	17,100	146,362
ITOCHU Techno-Solutions Corp.	31,812	823,790
Itoham Yonekyu Holdings, Inc.	58,400	320,078
Iwatani Corp.	15,800	748,016
Iyogin Holdings, Inc.	82,300	481,890
Izumi Co. Ltd.	12,800	301,005
J. Front Retailing Co. Ltd.	85,900	903,432
JACCS Co. Ltd.	9,300	311,743
JAFCO Co. Ltd.	25,500	324,924
Japan Airlines Co. Ltd.	48,800	930,938
Japan Airport Terminal Co. Ltd.	21,600	1,058,465
Japan Aviation Electronics Industry Ltd.	18,100	317,528
Japan Elevator Service Holdings Co. Ltd.	24,500	364,456
Japan Excellent, Inc.	443	379,064
Japan Exchange Group, Inc.	169,000	2,744,185
Japan Hotel REIT Investment Corp.	1,536	867,830
Japan Lifeline Co. Ltd.	35,100	241,431
Japan Logistics Fund, Inc.	283	672,081
Japan Material Co. Ltd.	24,900	373,348
Japan Petroleum Exploration Co. Ltd.	12,100	402,619
Japan Post Bank Co. Ltd.	512,334	4,091,279
Japan Post Holdings Co. Ltd.	814,038	6,701,100
Japan Post Insurance Co. Ltd.	69,000	1,120,497
Japan Prime Realty Investment Corp.	292	759,250
Japan Real Estate Investment Corp.	497	1,969,314
Japan Retail Fund Investment Corp.	2,550	1,867,149
Japan Securities Finance Co. Ltd.	55,300	417,350
Japan Steel Works Ltd.	21,400	388,793
Japan Tobacco, Inc.	420,443	9,046,625
Japan Wool Textile Co. Ltd./The	22,300	165,583
JCR Pharmaceuticals Co. Ltd.	24,400	263,911
Jcu Corp.	10,300	243,215
JEOL Ltd.	16,300	475,577
JFE Holdings, Inc.	181,900	2,151,932
JGC Holdings Corp.	79,142	990,088
JINS Holdings, Inc.	5,700	122,748
JMDC, Inc.	9,400	336,978
Joshin Denki Co. Ltd.	10,800	161,079
Joyful Honda Co. Ltd.	24,400	325,065
JSR Corp.	61,500	1,427,012
JTEKT Corp.	72,200	596,228
JTOWER, Inc. (a)	3,700	159,568
Justsystems Corp.	14,000	369,950
K's Holdings Corp.	55,400	491,023
Kadokawa Corp.	31,400	669,661
Kagome Co. Ltd.	30,800	748,097
Kajima Corp.	144,500	1,911,813
Kakaku.com, Inc.	48,300	664,546
Kaken Pharmaceutical Co. Ltd.	12,356	340,225
Kameda Seika Co. Ltd.	7,200	239,758
Kamigumi Co. Ltd.	32,600	714,457
Kanamoto Co. Ltd.	14,600	244,595
Kandenko Co. Ltd.	48,800	367,695
Kaneka Corp.	21,800	579,960
Kanematsu Corp.	31,200	406,123
Kansai Electric Power Co., Inc.	239,699	2,587,483
Kansai Paint Co. Ltd.	62,539	881,674
Kao Corp.	162,491	6,566,018
Katitas Co. Ltd.	18,700	365,190
Kato Sangyo	12,000	319,093
Kawasaki Heavy Industries Ltd.	53,000	1,152,976
Kawasaki Kisen Kaisha Ltd. (b)	54,900	1,308,285
KDDI Corp.	550,737	17,192,981
Keihan Electric Railway Co., Ltd.	34,800	957,916
Keikyu Corp.	78,739	765,340
Keio Corp.	35,103	1,303,724
Keisei Electric Railway Co.	45,106	1,591,742
Kenedix Office Investment Corp.	284	627,876
Kenedix Residential Investment Corp.	348	545,964
Kenedix Retail REIT Corp.	197	354,446
Kewpie Corp.	33,100	555,659
Keyence Corp.	68,150	30,732,672
Kfc Holdings Japan Ltd.	7,300	155,323
KH Neochem Co. Ltd.	15,500	267,251
Ki-Star Real Estate Co. Ltd.	4,700	141,238
Kikkoman Corp.	53,600	3,174,928
Kinden Corp.	46,892	639,358
Kintetsu Group Holdings Co. Ltd.	59,353	2,003,596
Kirin Holdings Co. Ltd.	285,070	4,631,052
Kisoji Co. Ltd.	11,400	197,731
Kissei Pharmaceutical Co. Ltd.	13,400	271,476
Kitz Corp.	30,900	211,319
Kobayashi Pharmaceutical Co. Ltd.	18,600	1,160,678
Kobe Bussan Co. Ltd.	52,700	1,473,935
Kobe Steel Ltd.	119,500	890,376
Koei Tecmo Holdings Co. Ltd.	39,496	726,323
Kohnan Shoji Co. Ltd.	9,400	253,618
Koito Manufacturing Co. Ltd.	69,700	1,348,239
Kokuyo Co. Ltd.	34,200	488,743
Komatsu Ltd.	323,411	8,043,190
KOMEDA Holdings Co. Ltd.	20,400	385,046
KOMERI Co. Ltd.	12,700	295,411
Konami Group Corp.	31,900	1,569,608
Konica Minolta, Inc.	155,700	649,482
Kose Corp.	11,700	1,365,335
Kotobuki Spirits Co. Ltd.	7,300	539,067
Kubota Corp.	354,510	5,371,890
Kumagai Gumi Co. Ltd.	13,800	293,399
Kumiai Chemical Industry Co. Ltd.	41,900	278,866
Kura Sushi, Inc. (b)	8,300	198,673
Kuraray Co. Ltd.	118,752	1,110,523
Kureha Chemical Industry Co. Ltd.	6,300	391,129
Kurita Water Industries Ltd.	36,200	1,517,101
Kusuri No Aoki Holdings Co. Ltd.	6,200	297,501
Kyb Corp.	7,500	239,263
Kyocera Corp.	113,037	5,933,035
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,500	170,224
Kyorin Pharmaceutical Co. Ltd.	19,100	245,827
Kyoritsu Maintenance Co. Ltd.	11,900	480,357
Kyowa Hakko Kirin Co., Ltd.	92,000	2,047,129
Kyudenko Corp.	17,800	474,665
Kyushu Electric Power Co., Inc.	135,878	791,204
Kyushu Financial Group, Inc.	143,285	516,507
Kyushu Railway Co.	47,500	1,078,667
LaSalle Logiport REIT	605	718,742
Lasertec Corp.	26,800	3,646,034
Lawson, Inc.	16,300	740,373
LIFE Corp.	11,100	235,461
Lintec Corp.	16,900	282,619
Lion Corp.	80,736	880,170
LIXIL Group Corp.	100,795	1,586,618
M&A Capital Partners Co. Ltd. (a)	6,000	169,500
M3, Inc.	155,290	3,811,745
Mabuchi Motor Co. Ltd.	19,500	550,333
Macnica Fuji Electronics Holdings, Inc.	17,900	491,897
Makino Milling Machine Co. Ltd.	9,600	351,138
Makita Corp.	77,400	2,183,509
Mandom Corp.	17,600	209,217
Mani, Inc.	28,900	378,203
Marubeni Corp.	542,500	7,699,810
Maruha Nichiro Corp.	17,700	329,525
Marui Group Co. Ltd.	61,402	978,296
Maruichi Steel Tube Ltd.	22,300	504,451
Maruka Furusato Corp.	8,100	156,897
Maruwa Ceramic Co. Ltd.	3,300	420,832
Matsui Securities Co. Ltd.	50,600	289,559
MatsukiyoCocokara & Co.	42,600	2,281,224
Maxell Ltd.	21,300	234,590
Mazda Motor Corp.	194,800	1,762,841
McDonald's Holdings Co. (Japan) Ltd.	29,328	1,221,812
MCJ Co. Ltd.	27,800	192,277
Mebuki Financial Group, Inc.	334,368	856,536
Medipal Holdings Corp.	61,800	944,176
Medley, Inc. (a)	9,300	242,929
Megachips Corp.	6,800	161,253
Megmilk Snow Brand Co. Ltd.	20,000	287,055
Meidensha Corp.	14,900	202,418
Meiji Holdings Co. Ltd.	81,500	1,966,572
Meiko Electronics Co. Ltd.	9,100	183,632
Meitec Corp.	31,600	533,976
Menicon Co. Ltd.	22,100	469,389
Mercari, Inc. (a)	35,400	608,765
Milbon Co. Ltd.	10,000	421,624
Minebea Mitsumi, Inc.	125,095	2,316,589
Mirai Corp.	774	258,487
Mirait One Corp.	37,400	464,558
Misumi Group, Inc.	98,905	2,495,097
Mitsubishi Chemical Holdings Corp.	479,157	2,811,044
Mitsubishi Corp.	437,951	16,237,416
Mitsubishi Electric Corp.	677,692	8,402,623
Mitsubishi Estate Co. Ltd.	399,971	4,929,364
Mitsubishi Estate Logistics REIT Investment Corp.	163	499,863
Mitsubishi Gas Chemical Co., Inc.	54,245	789,725
Mitsubishi Heavy Industries Ltd.	116,066	4,401,251
Mitsubishi Logistics Corp.	22,600	560,010
Mitsubishi Materials Corp.	47,500	777,795
Mitsubishi Motors Corp. of Japan (a)	234,134	899,926
Mitsubishi Pencil Co. Ltd.	18,300	239,393
Mitsubishi Research Institute, Inc.	5,600	203,184
Mitsubishi Shokuhin Co. Ltd.	8,000	206,670
Mitsubishi UFJ Financial Group, Inc.	4,181,639	26,175,115
Mitsubishi UFJ Lease & Finance Co. Ltd.	212,280	1,101,889
Mitsuboshi Belting Ltd.	10,800	309,417
Mitsui & Co. Ltd.	502,982	15,702,450
Mitsui Chemicals, Inc.	63,500	1,606,614
Mitsui Fudosan Co. Ltd.	315,040	6,257,331
Mitsui Fudosan Logistics Park, Inc.	185	695,151
Mitsui High-Tec, Inc.	7,100	428,173
Mitsui Mining & Smelting Co. Ltd.	19,700	469,113
Mitsui OSK Lines Ltd. (b)	118,700	2,942,647
Miura Co. Ltd.	31,455	837,875
mixi, Inc.	13,200	279,063
Mizuho Financial Group, Inc.	842,968	12,219,520
Mizuho Leasing Co. Ltd.	10,400	291,431
Mochida Pharmaceutical Co. Ltd.	9,700	249,284
Monex Group, Inc.	68,200	258,994
Money Forward, Inc. (a)	14,700	612,172
MonotaRO Co. Ltd.	87,100	1,317,727
Mori Hills REIT Investment Corp.	516	583,181
MORI TRUST Sogo (REIT), Inc.	1,253	659,480
Morinaga & Co. Ltd.	15,300	453,423
Morinaga Milk Industry Co. Ltd.	13,200	496,463
Morita Holdings Corp.	24,600	259,251
MOS Food Services, Inc.	9,800	225,160
MS&AD Insurance Group Holdings, Inc.	154,397	5,067,668
Murata Manufacturing Co. Ltd.	202,202	11,472,168
Musashi Seimitsu Industry Co. Ltd.	19,000	256,108
Nabtesco Corp.	38,800	935,217
Nachi-Fujikoshi Corp.	6,800	192,171
Nagaileben Co. Ltd.	16,800	261,335
Nagase & Co. Ltd.	35,800	564,035
Nagawa Co. Ltd.	3,400	158,765
Nagoya Railroad Co. Ltd.	65,616	1,058,526
Nakanishi, Inc.	26,300	498,248
Nankai Electric Railway Co. Ltd.	37,400	872,510
NEC Corp.	91,200	3,507,125
NEC Networks & System Integration Corp.	23,700	295,433
Net One Systems Co. Ltd.	27,400	646,047
Nexon Co. Ltd.	165,700	3,743,222
Nextage Co. Ltd.	16,700	302,945
NGK Insulators Ltd.	79,100	992,850
NH Foods Ltd.	27,913	814,585
NHK Spring Co. Ltd.	70,887	525,565
Nichias Corp.	21,500	434,825
Nichiha Corp.	12,400	261,994
Nichirei Corp.	37,110	761,315
Nidec Corp.	158,290	7,832,518
Nifco, Inc.	28,200	811,045
Nihon Kohden Corp.	29,900	827,291
Nihon M&A Center Holdings, Inc.	106,900	817,127
Nihon Parkerizing Co. Ltd.	42,500	332,655
Nikkiso Co. Ltd.	22,700	159,435
Nikkon Holdings Co. Ltd.	21,400	414,697
Nikon Corp.	104,800	1,083,325
Nintendo Co. Ltd.	386,680	16,347,821
Nippn Corp.	20,200	262,592
Nippon Accommodations Fund, Inc.	169	821,512
Nippon Building Fund, Inc.	580	2,432,065
Nippon Carbon Co. Ltd.	9,200	281,924
Nippon Ceramic Co. Ltd.	10,700	214,166
Nippon Densetsu Kogyo Co. Ltd.	18,800	243,794
Nippon Electric Glass Co. Ltd.	26,500	505,891
Nippon Express Holdings, Inc.	27,066	1,588,286
Nippon Gas Co. Ltd.	36,600	514,688
Nippon Kayaku Co. Ltd.	50,200	455,400
Nippon Light Metal Holding Co. Ltd.	24,240	253,985
Nippon Paint Holdings Co. Ltd.	295,085	2,662,329
Nippon Paper Industries Co. Ltd.	38,145	305,641
Nippon Prologis REIT, Inc.	784	1,786,009
Nippon REIT Investment Corp.	160	375,587
Nippon Sanso Holdings Corp.	58,600	1,057,301
Nippon Seiki Co. Ltd.	19,900	126,651
Nippon Shinyaku Co. Ltd.	17,500	800,252
Nippon Shokubai Co. Ltd.	11,000	441,008
Nippon Signal Co. Ltd.	24,900	203,340
Nippon Soda Co. Ltd.	9,400	324,230
Nippon Steel & Sumitomo Metal Corp.	287,083	6,131,353
Nippon Telegraph & Telephone Corp.	405,864	12,384,525
Nippon Television Network Corp.	15,600	140,377
Nippon Yusen KK (b)	167,000	3,947,698
Nipro Corp.	68,138	513,183
Nishi-Nippon Financial Holdings, Inc.	47,800	398,216
Nishi-Nippon Railroad Co. Ltd.	24,100	442,002
Nishimatsu Construction Co. Ltd.	14,800	388,915
Nishimatsuya Chain Co. Ltd.	18,200	215,845
Nissan Chemical Corp.	43,800	1,946,562
Nissan Motor Co. Ltd.	850,648	3,101,834
Nissha Co. Ltd.	16,500	225,146
Nisshin Oillio Group Ltd.	9,900	247,441
Nisshin Seifun Group, Inc.	66,800	809,713
Nisshinbo Holdings, Inc.	49,900	384,159
Nissin Food Holdings Co. Ltd.	21,200	2,043,936
Nissui Corp.	102,900	449,928
Niterra Co. Ltd.	52,600	1,102,488
Nitori Holdings Co. Ltd.	28,900	3,680,008
Nitta Corp.	8,000	182,001
Nitto Boseki Co. Ltd.	11,900	166,234
Nitto Denko Corp.	48,442	3,131,690
Noevir Holdings Co. Ltd.	6,800	277,411
NOF Corp.	23,400	1,069,180
Nojima Co. Ltd.	23,400	251,026
NOK Corp.	36,500	491,877
NOMURA Co. Ltd.	47,200	326,929
Nomura Holdings, Inc.	1,059,554	3,798,397
Nomura Real Estate Holdings, Inc.	39,900	994,269
Nomura Real Estate Master Fund, Inc.	1,470	1,720,056
Nomura Research Institute Ltd.	139,510	3,510,009
North Pacific Bank Ltd.	130,300	278,770
NS Solutions Corp.	12,200	332,023
NSD Co. Ltd.	26,400	485,665
NSK Ltd.	125,600	709,127
NTN Corp.	176,100	434,995
NTT Data Corp.	226,700	3,079,300
Ntt Ud (REIT) Investment Corp.	472	454,890
Obayashi Corp.	219,200	1,827,420
OBIC Business Consultants Ltd.	10,900	413,913
OBIC Co. Ltd.	25,341	3,904,420
Odakyu Electric Railway Co. Ltd.	100,500	1,403,817
Ogaki Kyoritsu Bank Ltd.	16,000	217,887
Ohsho Food Service Corp.	5,200	236,805
Oisix Ra Daichi, Inc. (a)	10,100	188,972
Oji Holdings Corp.	268,300	1,054,339
Okamoto Industries, Inc.	6,500	193,576
Okasan Securities Group, Inc.	74,434	233,963
Oki Electric Industry Co. Ltd.	34,500	187,144
Okinawa Financial Group, Inc.	11,300	174,453
Okuma Corp.	9,300	412,982
Okumura Corp.	12,100	296,863
Olympus Corp.	432,000	7,562,772
OMRON Corp.	69,400	4,070,945
One (REIT), Inc.	109	192,861
Ono Pharmaceutical Co. Ltd.	124,580	2,508,430
Open House Group Co. Ltd.	27,700	1,107,245
Open Up Group, Inc.	31,900	472,573
Optex Group Co. Ltd.	15,700	236,323
Optorun Co. Ltd.	11,300	172,234
Oracle Corp. Japan	12,700	911,464
Orient Corp.	28,650	239,017
Oriental Land Co. Ltd.	346,070	12,247,136
ORIX Corp.	421,320	7,167,716
ORIX JREIT, Inc.	889	1,149,203
Osaka Gas Co. Ltd.	126,300	2,089,155
OSAKA Titanium technologies Co. Ltd. (b)	10,200	217,140
OSG Corp.	33,500	470,598
Otsuka Corp.	38,500	1,401,363
Otsuka Holdings Co. Ltd.	140,418	4,777,128
Outsourcing, Inc.	44,300	451,265
Pacific Industrial Co. Ltd.	24,500	221,374
PALTAC Corp.	12,900	494,933
Pan Pacific International Holdings Ltd.	140,692	2,629,102
Panasonic Holdings Corp.	779,389	7,340,895
Paramount Bed Holdings Co. Ltd.	21,500	381,255
Park24 Co. Ltd. (a)	49,040	758,015
Penta-Ocean Construction Co. Ltd.	103,100	501,239
PeptiDream, Inc. (a)	34,200	462,075
Persol Holdings Co. Ltd.	62,200	1,282,528
Pharma Foods International Co. Ltd.	15,300	198,385
Pigeon Corp.	41,200	641,549
Pilot Corp.	11,900	396,594
Piolax, Inc.	12,700	188,560
Plus Alpha Consulting Co. Ltd.	6,200	132,718
Pola Orbis Holdings, Inc.	35,889	498,862
Prestige International, Inc.	42,800	186,815
Raito Kogyo Co. Ltd.	17,800	262,546
Raksul, Inc. (a)	17,600	179,194
Rakus Co. Ltd.	32,600	495,499
Rakuten Bank Ltd.	18,000	240,748
Rakuten Group, Inc.	328,295	1,637,520
Recruit Holdings Co. Ltd.	506,854	14,219,083
Relia, Inc.	19,100	205,065
Relo Group, Inc.	39,600	615,637
Renesas Electronics Corp. (a)	416,455	5,427,429
Rengo Co. Ltd.	75,700	493,699
RENOVA, Inc. (a)	13,600	192,636
Resona Holdings, Inc.	745,746	3,716,770
Resonac Holdings Corp.	60,082	951,414
Resorttrust, Inc.	31,000	511,897
Ricoh Co. Ltd.	196,900	1,630,279
Riken Keiki Co. Ltd.	5,700	219,043
Ringer Hut Co. Ltd.	11,100	197,036
Rinnai Corp.	38,883	939,809
Riso Kyoiku Co. Ltd.	80,700	176,157
ROHM Co. Ltd.	29,800	2,243,588
Rohto Pharmaceutical Co. Ltd.	66,800	1,385,905
Roland Corp.	6,200	185,850
Rorze Corp.	3,900	288,928
Round One Corp.	77,500	335,247
Royal Holdings Co. Ltd.	13,700	290,513
Ryohin Keikaku Co. Ltd.	88,230	928,474
S Foods, Inc.	9,200	204,684
S-Pool, Inc.	31,800	147,516
Saizeriya Co. Ltd.	12,100	304,225
Sakai Moving Service Co. Ltd.	5,400	190,236
Sakata Seed Corp.	11,000	321,806
San-A Co. Ltd.	10,400	351,647
San-Ai Obbli Co. Ltd.	26,600	280,259
Sangetsu Corp.	16,100	268,468
Sanken Electric Co. Ltd.	8,700	653,453
Sankyo Co. Ltd. (Gunma)	14,900	657,333
Sankyu, Inc.	18,700	659,544
Sanrio Co. Ltd.	19,500	902,497
Sansan, Inc. (a)	27,300	366,185
Santen Pharmaceutical Co. Ltd.	124,360	1,046,319
Sanwa Holdings Corp.	63,300	693,334
Sanyo Chemical Industries Ltd.	5,600	175,812
Sapporo Holdings Ltd.	24,400	680,714
Sato Holding Corp.	17,500	296,139
Sawai Group Holdings Co. Ltd.	14,400	416,672
SBI Holdings, Inc. Japan	93,300	1,822,220
SBI Shinsei Bank Ltd.	26,200	470,158
Screen Holdings Co. Ltd.	12,700	1,033,009
SCSK Corp.	53,000	800,184
Secom Co. Ltd.	71,533	4,580,544
Sega Sammy Holdings, Inc.	55,719	1,041,473
Seibu Holdings, Inc.	80,100	896,510
Seiko Epson Corp.	95,173	1,455,551
Seiko Group Corp.	13,100	287,547
Seino Holdings Co. Ltd.	46,500	516,243
Seiren Co. Ltd.	17,000	282,657
Sekisui Chemical Co. Ltd.	123,300	1,754,861
Sekisui House (REIT), Inc.	1,409	798,677
Sekisui House Ltd.	222,580	4,575,947
Sekisui Jushi Corp.	18,100	290,738
SENKO Co. Ltd.	44,400	317,297
Seria Co. Ltd.	17,200	305,763
Seven & i Holdings Co. Ltd.	260,629	11,811,042
Seven Bank Ltd.	209,600	429,049
SG Holdings Co. Ltd.	99,700	1,434,666
Sharp Corp.	81,600	581,563
SHIFT, Inc. (a)	4,400	819,114
Shiga Bank Ltd.	14,200	296,008
Shikoku Electric Power Co., Inc.	56,100	331,461
Shima Seiki Manufacturing Ltd.	12,200	166,853
Shimadzu Corp.	81,000	2,533,419
Shimamura Co. Ltd.	7,800	716,075
SHIMANO, Inc.	25,865	4,000,087
SHIMIZU Corp.	189,500	1,157,278
Shin-Etsu Chemical Co. Ltd.	645,275	18,413,452
Shinko Electric Industries Co. Ltd.	23,200	688,844
Shinmaywa Industries Ltd.	27,300	245,820
Shionogi & Co. Ltd.	90,000	4,028,809
Ship Healthcare Holdings, Inc.	28,000	493,915
Shiseido Co. Ltd.	142,255	7,130,645
Shizuoka Financial Group	155,600	1,172,858
Shizuoka Gas Co. Ltd.	28,500	242,331
SHO-BOND Holdings Co. Ltd.	14,700	628,218
Shochiku Co. Ltd.	3,300	296,312
Shoei Co. Ltd.	20,200	374,732
Siix Corp.	19,200	192,764
SKY Perfect JSAT Holdings, Inc.	54,700	213,263
Skylark Holdings Co. Ltd. (a)	77,900	1,045,205
SMC Corp.	20,067	10,008,312
SMS Co., Ltd.	25,800	606,303
Snow Peak, Inc. (b)	11,400	172,709
Socionext, Inc.	9,100	754,142
SoftBank Corp.	966,100	10,877,138
SoftBank Group Corp.	422,812	15,856,474
Sohgo Security Services Co., Ltd.	27,300	762,469
Sojitz Corp.	80,740	1,700,507
Sompo Holdings, Inc.	109,519	4,570,184
Sony Group Corp.	440,905	39,890,328
Sosei Group Corp. (a)(b)	30,312	597,217
SOSiLA Logistics REIT, Inc.	247	245,629
Sotetsu Holdings, Inc.	29,900	569,316
Square Enix Holdings Co. Ltd.	29,000	1,427,065
Stanley Electric Co. Ltd.	45,039	1,015,985
Star Asia Investment Corp.	680	278,345
Star Micronics Co. Ltd.	18,500	240,776
Starts Corp., Inc.	10,700	202,207
Subaru Corp.	221,825	3,620,587
Sugi Holdings Co. Ltd.	12,800	543,038
Sumco Corp.	116,400	1,603,021
Sumitomo Bakelite Co. Ltd.	13,300	508,632
Sumitomo Chemical Co. Ltd.	551,700	1,864,317
Sumitomo Corp.	397,300	7,120,754
Sumitomo Dainippon Pharma Co., Ltd.	63,100	395,866
Sumitomo Electric Industries Ltd.	263,500	3,362,857
Sumitomo Forestry Co. Ltd.	50,423	1,089,350
Sumitomo Heavy Industries Ltd.	37,547	907,211
Sumitomo Metal Mining Co. Ltd.	88,400	3,262,730
Sumitomo Mitsui Construction Co. Ltd.	70,660	200,332
Sumitomo Mitsui Financial Group, Inc.	456,933	18,676,514
Sumitomo Mitsui Trust Holdings, Inc.	118,900	4,286,074
Sumitomo Osaka Cement Co. Ltd.	12,503	351,636
Sumitomo Realty & Development Co. Ltd.	108,487	2,533,088
Sumitomo Rubber Industries Ltd.	59,800	548,481
Sundrug Co. Ltd.	26,141	720,515
Suntory Beverage & Food Ltd.	50,300	1,893,564
Suruga Bank Ltd.	72,400	274,616
Suzuken Co. Ltd.	23,400	665,981
Suzuki Motor Corp.	130,040	4,534,297
Sysmex Corp.	60,100	3,865,826
Systena Corp.	102,400	211,805
T Hasegawa Co. Ltd.	13,500	321,403
T&D Holdings, Inc.	183,600	2,248,430
T-Gaia Corp.	14,100	172,983
Tadano Ltd.	40,200	314,666
Taiheiyo Cement Corp.	43,991	788,809
Taikisha Ltd.	12,800	346,773
Taisei Corp.	62,500	2,125,682
Taisho Pharmaceutical Holdings Co. Ltd.	13,400	578,691
Taiyo Holdings Co. Ltd.	15,800	285,609
Taiyo Yuden Co. Ltd.	41,100	1,258,426
Takara Bio, Inc.	21,000	264,984
Takara Holdings, Inc.	58,969	464,689
Takasago International Corp.	9,800	186,900
Takasago Thermal Engineering Co. Ltd.	20,700	347,580
Takashimaya Co. Ltd.	51,600	762,252
Takeda Pharmaceutical Co. Ltd.	524,570	17,394,303
Takeuchi Manufacturing Co. Ltd.	13,800	378,722
Takuma Co. Ltd.	27,500	287,700
Tbs Holdings, Inc.	14,400	217,119
TDK Corp.	136,543	4,694,202
Techmatrix Corp.	18,600	221,936
TechnoPro Holdings, Inc.	39,200	1,069,521
Teijin Ltd.	61,100	682,423
Terumo Corp.	228,300	6,836,624
The Awa Bank Ltd.	15,000	224,353
The Hachijuni Bank Ltd.	126,500	566,734
The Hyakugo Bank Ltd.	96,800	279,500
The Keiyo Bank Ltd.	45,000	186,890
The Kiyo Bank Ltd.	24,200	282,984
The Nanto Bank Ltd.	12,500	227,711
The Okinawa Electric Power Co., Inc.	19,201	156,602
The San-In Godo Bank Ltd.	58,200	327,042
The Sumitomo Warehouse Co. Ltd.	21,600	358,847
THK Co. Ltd.	40,100	899,642
TIS, Inc.	77,100	2,117,145
TKC Corp.	13,200	356,761
Toagosei Co. Ltd.	43,700	377,819
Tobu Railway Co. Ltd.	64,800	1,654,072
Tocalo Co. Ltd.	28,600	268,589
Toda Corp.	85,000	497,299
Toei Animation Co. Ltd. (b)	2,900	295,485
Toei Co. Ltd.	2,100	282,765
Toho Co. Ltd.	37,500	1,489,745
Toho Gas Co. Ltd.	25,500	477,115
Toho Holdings Co. Ltd.	20,700	412,986
Toho Titanium Co. Ltd.	13,100	195,551
Tohoku Electric Power Co., Inc.	157,700	810,820
Tokai Carbon Co. Ltd.	74,600	677,943
TOKAI Holdings Corp.	42,900	278,671
Tokai Rika Co. Ltd.	21,400	295,620
Tokai Tokyo Financial Holdings	74,400	192,591
Tokio Marine Holdings, Inc.	639,479	12,858,026
Tokuyama Corp.	23,735	387,097
Tokyo Century Corp.	13,200	454,109
Tokyo Electric Power Co., Inc. (a)	526,628	1,888,180
Tokyo Electron Ltd.	156,969	17,973,815
Tokyo Gas Co. Ltd.	138,335	2,833,520
Tokyo Ohka Kogyo Co. Ltd.	12,200	636,879
Tokyo Seimitsu Co. Ltd.	13,100	483,285
Tokyo Steel Manufacturing Co. Ltd.	26,000	261,645
Tokyo Tatemono Co. Ltd.	63,300	801,694
Tokyotokeiba Co. Ltd.	7,600	239,936
Tokyu Construction Co. Ltd.	37,800	200,418
Tokyu Corp.	181,100	2,556,412
Tokyu Fudosan Holdings Corp.	208,100	1,056,065
Tokyu REIT, Inc.	300	400,780
TOMONY Holdings, Inc.	106,000	288,352
Tomy Co. Ltd.	34,700	392,084
Topcon Corp.	40,760	580,593
Toppan, Inc.	89,300	1,898,407
Toray Industries, Inc.	473,200	2,681,767
TORIDOLL Holdings Corp.	18,000	383,930
Toshiba Corp.	136,952	4,412,563
Toshiba Tec Corp.	11,600	336,902
Tosoh Corp.	87,700	1,171,698
Totetsu Kogyo Co. Ltd.	12,900	257,743
Toto Ltd.	51,600	1,764,810
Towa Pharmaceutical Co. Ltd.	12,200	174,134
Toyo Gosei Co. Ltd.	2,200	125,325
Toyo Ink South Carolina Holdings Co. Ltd.	24,349	392,945
Toyo Seikan Group Holdings Ltd.	47,900	676,633
Toyo Suisan Kaisha Ltd.	31,136	1,390,128
Toyo Tire Corp.	37,100	442,009
Toyobo Co. Ltd.	36,200	273,255
Toyoda Gosei Co. Ltd.	23,500	403,022
Toyota Boshoku Corp.	26,000	411,547
Toyota Industries Corp.	52,100	3,027,942
Toyota Motor Corp.	3,673,060	50,431,246
Toyota Tsusho Corp.	79,549	3,306,638
Trancom Co. Ltd.	3,700	185,705
Transcosmos, Inc.	9,100	212,325
TRE Holdings Corp.	20,800	182,243
Trend Micro, Inc.	45,400	2,218,402
Tri Chemical Laboratories, Inc.	11,000	177,913
Trusco Nakayama Corp.	19,000	330,054
TS tech Co. Ltd.	30,900	416,670
Tsubakimoto Chain Co.	9,000	222,918
Tsuburaya Fields Holdings, Inc.	15,600	212,317
Tsugami Corp.	20,400	211,903
Tsumura & Co.	21,784	442,029
Tsuruha Holdings, Inc.	13,900	910,391
Uacj Corp.	13,200	263,442
Ube Corp.	37,400	593,292
Ulvac, Inc.	15,959	633,547
Unicharm Corp.	141,900	5,728,495
United Super Markets Holdings, Inc.	28,900	249,677
United Urban Investment Corp.	990	1,099,216
Universal Entertainment Corp. (a)	9,700	204,201
USEN-NEXT HOLDINGS Co. Ltd.	8,300	186,421
Ushio, Inc.	43,500	541,121
USS Co. Ltd.	74,900	1,258,619
UT Group Co. Ltd.	12,800	245,019
Valor Holdings Co. Ltd.	22,800	349,043
Visional, Inc. (a)	6,300	330,395
W-Scope Corp. (a)	19,500	161,981
Wacoal Holdings Corp.	27,900	542,531
Wacom Co. Ltd.	61,500	312,376
WealthNavi, Inc. (a)(b)	13,200	116,137
Welcia Holdings Co. Ltd.	33,600	703,485
West Holdings Corp.	9,449	225,272
West Japan Railway Co.	74,856	3,244,391
Workman Co. Ltd.	8,600	350,332
Yakult Honsha Co. Ltd.	44,400	3,339,501
Yamada Holdings Co. Ltd.	252,110	878,535
Yamaguchi Financial Group, Inc.	72,500	445,783
Yamaha Corp.	48,500	1,911,367
Yamaha Motor Co. Ltd.	101,507	2,632,202
Yamato Holdings Co. Ltd.	102,800	1,765,856
Yamato Kogyo Co. Ltd.	15,200	597,163
Yamazaki Baking Co. Ltd.	42,800	573,484
Yamazen Co. Ltd.	29,400	228,101
Yaoko Co. Ltd.	8,100	424,599
Yaskawa Electric Corp.	82,500	3,359,866
Yokogawa Bridge Holdings Corp.	17,800	291,319
Yokogawa Electric Corp.	79,412	1,289,714
Yokohama Rubber Co. Ltd.	45,800	995,719
YONEX Co. Ltd.	23,300	278,180
Yoshinoya Holdings Co. Ltd.	23,000	425,250
Yuasa Trading Co. Ltd.	8,600	249,763
Z Holdings Corp.	944,065	2,586,022
Zenkoku Hosho Co. Ltd.	19,500	716,706
Zensho Holdings Co. Ltd.	32,200	1,023,088
Zeon Corp.	47,500	490,097
ZERIA Pharmaceutical Co. Ltd.	13,700	245,549
Zojirushi Thermos	15,200	199,483
ZOZO, Inc.	55,700	1,172,171
TOTAL JAPAN		1,440,981,445
Jordan - 0.0%
Hikma Pharmaceuticals PLC	57,039	1,319,698
Korea (South) - 3.1%
ABL Bio, Inc. (a)	13,287	210,144
Advanced Nano Products Co. Ltd.	2,928	328,374
AfreecaTV Co. Ltd.	3,215	187,491
Alteogen, Inc.	13,196	432,259
AMOREPACIFIC Corp.	10,176	941,873
AMOREPACIFIC Group, Inc.	12,347	338,651
Ananti, Inc. (a)	29,739	140,277
BGF Retail Co. Ltd.	3,057	426,662
Bioneer Corp. (a)	9,818	428,759
BNK Financial Group, Inc.	99,473	495,066
Bukwang Pharmaceutical Co. Ltd.	26,648	159,936
Caregen Co. Ltd.	1,599	255,214
Celltrion Healthcare Co. Ltd.	31,373	1,636,004
Celltrion Pharm, Inc.	6,961	426,871
Celltrion, Inc.	35,256	4,249,662
CHA Biotech Co. Ltd. (a)	17,263	168,269
Cheil Worldwide, Inc.	29,151	403,556
Chong Kun Dang Pharmaceutical Corp.	4,094	259,686
Chunbo Co. Ltd.	1,798	261,995
CJ CGV Co. Ltd. (a)	17,872	205,214
CJ CheilJedang Corp.	2,942	681,543
CJ Corp.	6,325	433,249
CJ ENM Co. Ltd.	3,873	231,336
CJ Logistics Corp.	3,515	203,104
Classys, Inc.	9,713	172,947
Com2uS Corp.	3,114	160,371
Cosmax, Inc.	3,830	221,725
Cosmo AM&T Co. Ltd. (a)	8,455	1,109,886
Cosmochemical Co. Ltd.	10,823	474,279
Coway Co. Ltd.	19,237	706,594
Creative & Innovative System (a)	21,318	200,535
CS Wind Corp.	9,052	512,673
Daeduck Electronics Co. Ltd.	13,745	222,954
Daejoo Electronic Materials Co. Ltd.	4,277	316,238
Daesang Corp.	10,122	147,436
Daewoo Engineering & Construction Co. Ltd. (a)	79,585	251,764
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	17,370	351,534
Daewoong Co. Ltd.	10,656	119,237
Daewoong Pharmaceutical Co. Ltd.	2,334	193,113
Daou Data Corp.	6,245	81,310
Daou Technology, Inc.	11,054	158,632
Dawonsys Co. Ltd.	13,461	123,325
DB HiTek Co. Ltd.	14,436	657,532
Db Insurance Co. Ltd.	16,146	1,015,365
Delivery Hero AG (a)(d)	62,268	2,478,992
Dentium Co. Ltd.	3,384	365,433
DGB Financial Group Co. Ltd.	58,048	297,794
DL E&C Co. Ltd.	11,505	304,111
DL Holdings Co. Ltd.	5,967	221,185
Dong-A St. Co. Ltd.	3,686	151,037
Dongjin Semichem Co. Ltd.	12,058	267,363
DongKook Pharmaceutical Co. Ltd.	14,602	165,043
Dongkuk Steel Mill Co. Ltd.	24,219	217,161
Dongsuh Co., Inc.	15,594	224,335
Dongwon Industries Co.	9,780	339,995
Doosan Bobcat, Inc.	17,610	675,903
Doosan Co. Ltd.	2,695	188,537
Doosan Fuel Cell Co. Ltd. (a)	15,427	346,681
Doosan Heavy Industries & Construction Co. Ltd. (a)	143,177	1,794,715
Douzone Bizon Co. Ltd.	7,315	167,117
E-Mart, Inc.	7,570	553,869
Ecopro BM Co. Ltd. (b)	17,042	3,423,553
Ecopro Co. Ltd.	6,831	3,753,239
Ecopro HN Co. Ltd.	4,456	223,761
Enchem Co. Ltd. (a)	3,130	164,495
EO Technics Co. Ltd.	3,940	258,044
ESR Kendall Square Co. Ltd. (REIT)	73,476	206,929
Eugene Technology Co. Ltd.	7,234	157,077
F&F Co. Ltd.	5,981	633,100
Fila Holdings Corp.	19,398	533,008
Foosung Co. Ltd.	21,245	215,538
GC Cell Corp.	4,879	156,671
GemVax & Kael Co. Ltd. (a)	17,423	181,766
GeneOne Life Science, Inc. (a)	27,607	124,382
Genexine Co. Ltd.	14,566	132,228
Golfzon Co. Ltd.	1,752	146,663
Grand Korea Leisure Co. Ltd. (a)	16,280	223,630
Green Cross Corp.	2,358	218,574
Green Cross Holdings Corp.	15,908	186,082
GS Engineering & Construction Corp.	23,284	377,997
GS Holdings Corp.	16,136	479,616
GS Retail Co. Ltd.	14,846	295,840
HAESUNG DS Co. Ltd.	4,375	153,537
Hana Financial Group, Inc.	107,366	3,375,169
Hana Micron, Inc.	17,277	198,491
Hana Tour Service, Inc. (a)	6,487	268,117
HanAll BioPharma Co. Ltd. (a)	18,447	283,844
Handsome Co. Ltd.	6,327	118,292
Hankook Tire Co. Ltd.	28,104	726,126
Hanmi Pharm Co. Ltd.	2,789	674,828
Hanmi Semiconductor Co. Ltd.	17,356	268,744
Hanon Systems	79,203	544,670
Hansol Chemical Co. Ltd.	3,282	547,267
Hanssem Co. Ltd.	4,190	140,208
Hanwha Aerospace Co. Ltd.	12,733	980,210
Hanwha Corp.	16,913	343,621
Hanwha Galleria Co. Ltd.	40,362	52,271
Hanwha Life Insurance Co. Ltd. (a)	125,521	233,318
Hanwha Solutions Corp. (a)	35,788	1,288,269
Hanwha Systems Co. Ltd.	25,566	271,157
HD Hyundai Co. Ltd.	18,091	802,535
HD Hyundai Construction Equipment Co. Ltd.	5,123	260,903
HD Hyundai Electric Co. Ltd.	8,742	331,730
HD Hyundai Heavy Industries Co. Ltd. (a)	6,072	499,765
Hd Hyundai Infracore Co. Ltd.	47,867	354,299
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	14,474	920,974
HDC Hyundai Development Co.	18,160	164,224
Helixmith Co., Ltd. (a)	14,559	93,839
Hite Jinro Co. Ltd.	13,394	223,403
HL Mando Co. Ltd.	11,785	409,584
HLB Life Science Co. Ltd.	32,319	260,339
HLB, Inc.	40,336	1,072,405
HMM Co. Ltd.	93,940	1,439,475
Hotel Shilla Co.	12,488	763,253
HUGEL, Inc. (a)	2,723	231,854
HYBE Co. Ltd. (a)	6,363	1,287,219
Hyosung Advanced Materials Co.	1,051	306,675
Hyosung Corp.	3,764	185,644
Hyosung TNC Co. Ltd.	1,068	302,052
Hyundai Autoever Corp.	2,895	266,966
Hyundai Bioscience Co. Ltd. (a)	12,490	189,778
Hyundai Department Store Co. Ltd.	5,261	203,786
Hyundai Elevator Co. Ltd.	12,047	302,550
Hyundai Engineering & Construction Co. Ltd.	27,351	841,860
Hyundai Fire & Marine Insurance Co. Ltd.	21,126	593,747
Hyundai Gf Holdings	22,817	71,388
Hyundai Glovis Co. Ltd.	6,823	837,313
Hyundai Green Food Co. Ltd.	12,112	110,637
Hyundai Mipo Dockyard Co. Ltd. (a)	8,548	470,716
Hyundai Mobis	20,972	3,416,859
Hyundai Motor Co. Ltd.	43,963	6,514,789
Hyundai Rotem Co. Ltd. (a)	27,032	666,893
Hyundai Steel Co.	30,382	831,054
Hyundai Wia Corp.	6,180	259,945
Il Dong Pharmaceutical Co. Ltd. (a)	6,624	99,637
Industrial Bank of Korea	86,890	654,608
Innox Advanced Materials Co. Ltd.	6,390	211,690
Intellian Technologies, Inc.	2,571	132,315
IS Dongseo Co. Ltd.	6,420	178,223
ISU Chemical Co. Ltd. (c)	8,338	258,640
JB Financial Group Co. Ltd.	48,096	301,057
JR Global (REIT)	57,230	189,122
Jusung Engineering Co. Ltd.	14,816	174,725
JW Pharmaceutical Corp.	10,251	174,641
JYP Entertainment Corp.	11,662	789,223
Kakao Corp.	107,513	4,709,811
Kakao Games Corp. (a)	12,075	367,060
Kakao Pay Corp. (a)	10,036	412,586
KakaoBank Corp.	49,462	819,194
Kangwon Land, Inc.	33,581	475,878
KB Financial Group, Inc.	138,919	5,158,191
KCC Corp.	1,683	280,648
KEPCO E&C	4,815	253,859
KEPCO Plant Service & Engineering Co. Ltd.	10,745	287,539
Kia Corp.	96,871	6,137,593
Kiwoom Securities Co. Ltd.	5,825	409,523
KMW Co. Ltd. (a)	10,257	148,390
Koh Young Technology, Inc.	22,090	219,646
Kolmar Korea Co. Ltd.	8,774	266,086
Kolon Industries, Inc.	7,285	233,888
Komipharm International Co. Ltd. (a)	26,625	149,222
Korea Aerospace Industries Ltd.	25,428	1,044,891
Korea Electric Power Corp. (a)	86,241	1,204,524
Korea Investment Holdings Co. Ltd.	14,218	587,845
Korea Line Corp. (a)	82,128	127,009
Korea Zinc Co. Ltd.	3,064	1,178,139
Korean Air Lines Co. Ltd.	63,067	1,082,259
Korean Reinsurance Co.	42,831	242,494
KRAFTON, Inc. (a)	10,097	1,459,144
KT&G Corp.	37,274	2,389,518
Kum Yang Co. Ltd. (a)	11,337	569,849
Kumho Petro Chemical Co. Ltd.	6,445	659,317
Kumho Tire Co., Inc. (a)	52,370	176,462
L&C Bio Co. Ltd.	7,190	165,780
L&F Co. Ltd.	8,112	1,619,895
Leeno Industrial, Inc.	3,611	362,804
LegoChem Biosciences, Inc. (a)	8,271	237,537
LG Chemical Ltd.	16,734	9,299,143
LG Corp.	32,003	2,095,476
LG Display Co. Ltd.	81,175	905,281
LG Electronics, Inc.	36,365	2,987,401
LG Energy Solution (a)	12,565	5,478,443
LG H & H Co. Ltd.	2,829	1,321,515
LG Innotek Co. Ltd.	4,930	981,611
LG Uplus Corp.	78,917	651,194
LIG Nex1 Co. Ltd.	4,305	252,493
Lotte Chemical Corp.	7,711	972,256
Lotte Energy Materials Corp.	8,693	393,434
Lotte Fine Chemical Co. Ltd.	6,413	294,642
Lotte REIT Co. Ltd.	64,151	173,061
Lotte Shopping Co. Ltd.	4,761	284,765
Lotte Tour Development Co. Ltd. (a)	21,203	173,930
LS Corp.	7,194	483,401
LS Electric Co. Ltd.	6,556	310,781
LX International Corp.	10,201	223,779
Lx Semicon Co. Ltd.	4,308	340,735
MedPacto, Inc. (a)	7,107	118,787
Medytox, Inc.	2,574	455,879
MegaStudyEdu Co. Ltd.	4,568	214,593
Meritz Financial Holdings Co.	40,015	1,377,921
Mirae Asset Securities Co. Ltd.	96,754	502,926
Naturecell Co. Ltd. (a)	17,754	140,352
NAVER Corp.	45,997	6,666,473
NCSOFT Corp.	5,651	1,599,710
Neowiz (a)	6,917	228,637
Netmarble Corp. (d)	7,629	371,621
Nexen Tire Corp.	23,110	142,629
NH Investment & Securities Co. Ltd.	51,269	359,095
NHN Corp. (a)	8,348	170,014
NICE Information Service Co. Ltd.	18,196	156,386
NKMax Co. Ltd. (a)	14,106	121,815
NongShim Co. Ltd.	1,218	361,007
Oci Co. Ltd. (c)	6,710	600,849
Orion Corp./Republic of Korea	8,404	911,487
Oscotec, Inc. (a)	13,920	221,643
Ottogi Corp.	642	221,816
Pan Ocean Co., Ltd. (Korea)	102,375	417,959
Paradise Co. Ltd. (a)	19,108	220,109
Pearl Abyss Corp. (a)	9,939	322,010
People & Technology, Inc.	7,600	308,048
Pharmicell Co. Ltd. (a)	25,442	173,165
PI Advanced Materials Co. Ltd.	6,522	159,900
POSCO	25,139	7,117,273
POSCO Chemtech Co. Ltd.	9,374	2,360,535
Posco International Corp.	17,953	361,086
Rainbow Robotics (a)	3,557	256,803
RFHIC Corp.	9,734	171,381
S&S Tech Corp.	7,996	268,765
S-Oil Corp.	15,554	871,491
S.M. Entertainment Co. Ltd.	6,180	498,163
S1 Corp.	6,950	303,650
Sam Chun Dang Pharm Co. Ltd. (a)	7,537	425,429
Samchully Co. Ltd.	655	74,981
Samsung Biologics Co. Ltd. (a)(d)	6,299	3,685,482
Samsung C&T Corp.	28,459	2,338,100
Samsung Electro-Mechanics Co. Ltd.	19,275	2,085,324
Samsung Electronics Co. Ltd.	1,673,484	82,374,886
Samsung Engineering Co. Ltd. (a)	54,837	1,197,406
Samsung Fire & Marine Insurance Co. Ltd.	10,547	1,774,984
Samsung Heavy Industries Co. Ltd. (a)	209,434	892,502
Samsung Life Insurance Co. Ltd.	27,773	1,377,418
Samsung SDI Co. Ltd.	19,535	10,142,137
Samsung SDS Co. Ltd.	11,584	1,018,970
Samsung Securities Co. Ltd.	22,460	570,367
SD Biosensor, Inc.	13,245	206,640
Seegene, Inc.	13,364	243,640
Seojin System Co. Ltd.	12,164	146,451
Seoul Semiconductor Co. Ltd.	27,892	222,883
SFA Engineering Corp.	9,713	290,430
Shin Poong Pharmaceutical Co. (a)	12,261	165,961
Shinhan Financial Group Co. Ltd.	158,622	4,154,434
Shinsegae Co. Ltd.	2,742	423,486
Shinsegae International Co. Ltd.	7,222	106,078
SIMMTECH Co. Ltd.	8,806	190,071
SK Biopharmaceuticals Co. Ltd. (a)	11,258	582,397
SK Bioscience Co. Ltd. (a)	8,268	437,112
SK Chemicals Co. Ltd.	4,158	222,178
SK Hynix, Inc.	193,237	13,006,811
SK IE Technology Co. Ltd. (a)(d)	8,965	521,426
SK Innovation Co., Ltd.	19,678	2,562,082
SK Networks Co. Ltd.	55,232	192,843
SK Oceanplant Co. Ltd. (a)	10,142	149,249
SK Square Co. Ltd. (a)	33,796	1,077,480
SK, Inc.	12,705	1,549,988
SKC Co. Ltd.	7,518	561,727
SOLUM Co. Ltd. (a)	21,170	387,875
Solus Advanced Materials Co. Lt	7,904	239,637
Soulbrain Co. Ltd.	1,850	304,531
ST Pharm Co. Ltd.	4,307	255,304
STCube (a)	15,051	205,382
Studio Dragon Corp. (a)	6,368	316,162
Taihan Electric Wire Co. Ltd. (a)	210,542	234,798
Tokai Carbon Korea Co. Ltd.	2,366	177,138
Vaxcell-Bio Therapeutics Co. Ltd. (a)	4,750	142,474
Webzen, Inc.	12,597	143,869
WeMade Entertainment Co. Ltd.	6,402	268,402
WONIK IPS Co. Ltd.	12,292	281,619
Woori Financial Group, Inc.	187,640	1,650,995
Wysiwyg Studios Co. Ltd.	8,992	118,965
YG Entertainment, Inc.	6,278	287,739
Youngone Corp.	8,523	282,193
Yuhan Corp.	19,198	828,136
YUNGJIN Pharmaceutical Co. Ltd. (a)	56,536	124,983
Zinus, Inc.	5,504	117,978
TOTAL KOREA (SOUTH)		311,828,015
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	509,169	1,023,489
Al Ahli Bank of Kuwait KSCP	282,458	299,556
Boubyan Bank KSC	459,187	1,009,927
Boubyan Petrochemicals Co. KSCP	168,773	449,400
Boursa Kuwait Securities Co. KPSC	35,102	205,148
Commercial Real Estate Co.	719,887	239,610
Gulf Bank	609,641	559,012
Gulf Cable & Electrical Industries Co. KSCP	45,559	188,064
Human Soft Holding Co. KSCC	35,459	451,265
Jazeera Airways Co. KSCP	36,421	213,927
Kuwait Finance House KSCP	2,963,503	7,194,799
Kuwait Projects Co. Holding KSCP	733,365	311,103
Mabanee Co. SAKC	260,519	646,091
Mobile Telecommunication Co.	716,449	1,330,264
National Bank of Kuwait	2,607,990	8,535,859
National Industries Group Holding SAK	739,802	521,446
Salhia Real Estate Co. KSCP	233,257	387,430
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	276,147	157,695
Warba Bank KSCP	612,790	455,918
TOTAL KUWAIT		24,180,003
Luxembourg - 0.1%
Aperam SA	19,429	718,266
ArcelorMittal SA (Netherlands)	185,236	5,247,708
Eurofins Scientific SA	48,510	3,381,447
Reinet Investments SCA	49,131	1,074,396
SES SA (France) (depositary receipt)	142,746	883,194
TOTAL LUXEMBOURG		11,305,011
Macau - 0.1%
Galaxy Entertainment Group Ltd.	754,000	5,366,441
MGM China Holdings Ltd. (a)	378,800	517,392
Sands China Ltd. (a)	840,000	3,008,393
SJM Holdings Ltd. (a)(b)	974,250	507,322
TOTAL MACAU		9,399,548
Malaysia - 0.4%
Agmo Holdings Bhd	19,429	2,721
Alliance Bank Malaysia Bhd	498,900	372,861
AMMB Holdings Bhd	734,200	595,420
Axiata Group Bhd	1,029,158	691,501
Axis (REIT)	609,263	259,631
British American Tobacco (Malaysia) Bhd	80,700	191,289
Bursa Malaysia Bhd	337,000	474,716
Carlsberg Brewery Bhd	84,600	401,273
CelcomDigi Bhd	1,139,200	1,125,102
Chin Hin Group Bhd	294,300	286,288
CIMB Group Holdings Bhd	2,383,848	2,708,342
Dagang Nexchange Bhd	1,060,000	124,346
Dialog Group Bhd	1,310,600	674,743
Fraser & Neave Holdings Bhd	62,900	374,554
Frencken Group Ltd.	123,900	97,347
Frontken Corp. Bhd	428,900	294,371
Gamuda Bhd	735,898	685,496
Genting Bhd	798,700	843,607
Genting Malaysia Bhd	1,167,600	711,130
Hap Seng Consolidated Bhd	248,800	275,908
Hartalega Holdings Bhd	650,000	274,706
Heineken Malaysia Bhd	73,200	462,015
Hibiscus Petroleum Bhd	781,000	179,915
Hong Leong Bank Bhd	230,600	1,042,157
Hong Leong Credit Bhd	104,400	424,419
IGB (REIT)	738,500	290,056
IHH Healthcare Bhd	632,600	814,071
IJM Corp. Bhd	1,255,000	439,880
Inari Amertron Bhd	1,022,550	530,857
IOI Corp. Bhd	1,008,400	866,163
Kossan Rubber Industries Bhd	594,400	166,939
KPJ Healthcare Bhd	1,106,400	278,007
Kuala Lumpur Kepong Bhd	164,827	796,126
Malayan Banking Bhd	1,717,318	3,337,231
Malaysia Airports Holdings Bhd	348,900	552,203
Malaysian Pacific Industries Bhd	37,100	237,310
Maxis Bhd	885,000	874,260
MISC Bhd	503,500	825,129
MR DIY Group M Sdn Bhd (d)	912,500	323,994
My E.G.Services Bhd	2,068,575	367,759
Nestle (Malaysia) Bhd	26,400	806,785
Petronas Chemicals Group Bhd	838,200	1,333,869
Petronas Dagangan Bhd	107,900	548,307
Petronas Gas Bhd	264,900	1,004,057
PPB Group Bhd	239,740	874,067
Press Metal Aluminium Holdings	1,297,300	1,503,284
Public Bank Bhd	5,253,700	4,587,791
QL Resources Bhd	452,775	573,717
RHB Bank Bhd	577,601	710,488
Sime Darby Bhd	1,125,189	548,262
Sime Darby Plantation Bhd	771,771	742,818
Sunway (REIT)	773,700	279,530
Supermax Corp. Bhd	808,788	158,164
Telekom Malaysia Bhd	453,015	504,717
Tenaga Nasional Bhd	910,200	1,817,976
TIME dotCom Bhd	489,300	602,786
Top Glove Corp. Bhd (a)	1,992,800	439,462
V.S. Industry Bhd	1,312,000	240,494
Yinson Holdings Bhd	533,100	313,455
TOTAL MALAYSIA		41,863,872
Malta - 0.0%
Kambi Group PLC (a)	12,550	210,124
Kindred Group PLC (depository receipt)	81,547	1,000,347
TOTAL MALTA		1,210,471
Mexico - 0.7%
Alfa SA de CV Series A	1,076,100	682,906
Alsea S.A.B. de CV (a)	236,111	632,711
America Movil S.A.B. de CV Series L	9,525,596	10,272,883
Arca Continental S.A.B. de CV	145,900	1,388,442
Banco del Bajio SA (d)	272,400	896,157
Bolsa Mexicana de Valores S.A.B. de CV	188,300	416,303
Borr Drilling Ltd. (a)(b)	78,915	545,005
CEMEX S.A.B. de CV unit (a)	5,228,232	3,140,516
Coca-Cola FEMSA S.A.B. de CV unit	182,080	1,503,164
Concentradora Fibra Danhos SA de CV (b)	101,245	134,697
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	312,200	367,774
Corporacion Inmobiliaria Vesta S.A.B. de CV	207,000	653,830
FIBRA Macquarie Mexican (REIT) (d)	263,678	433,512
Fibra Uno Administracion SA de CV	1,141,735	1,577,391
Fomento Economico Mexicano S.A.B. de CV unit	689,391	6,706,987
GCC S.A.B. de CV	65,100	517,520
Genomma Lab Internacional SA de CV	279,000	231,834
Gentera S.A.B. de CV	390,700	429,825
Gruma S.A.B. de CV Series B	70,150	1,098,046
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	132,696	2,360,918
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	64,790	1,859,611
Grupo Aeroportuario Norte S.A.B. de CV	100,600	1,105,847
Grupo Bimbo S.A.B. de CV Series A	487,277	2,609,904
Grupo Carso SA de CV Series A1	156,927	885,816
Grupo Comercial Chedraui S.A.B. de CV	79,400	469,347
Grupo Financiero Banorte S.A.B. de CV Series O	920,319	7,958,575
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	731,000	1,779,169
Grupo Herdez S.A.B. de CV	93,200	248,247
Grupo Mexico SA de CV Series B	1,100,017	5,409,077
Grupo Televisa SA de CV	814,570	826,372
Industrias Penoles SA de CV (a)	47,780	734,233
Kimberly-Clark de Mexico SA de CV Series A	513,867	1,165,522
La Comer S.A.B. de CV	185,700	404,668
Nemak S.A.B. de CV (a)(d)	900,575	208,370
Operadora de Sites Mexicanos, SA de CV	452,663	439,332
Orbia Advance Corp. S.A.B. de CV	346,028	797,157
Prologis Property Mexico SA (b)	241,231	833,330
Promotora y Operadora de Infraestructura S.A.B. de CV	74,980	779,889
Qualitas Controladora S.A.B. de CV	72,200	477,264
Regional S.A.B. de CV	86,800	635,666
Southern Copper Corp.	31,302	2,404,933
Terrafina	249,471	467,598
Wal-Mart de Mexico SA de CV Series V	1,785,630	7,199,328
TOTAL MEXICO		73,689,676
Netherlands - 3.1%
Aalberts Industries NV	34,438	1,585,435
ABN AMRO Bank NV:
GDR (Bearer) (d)	139,546	2,231,910
rights (a)(e)	139,546	103,023
Adyen BV (a)(d)	7,659	12,306,877
AEGON NV	624,786	2,850,728
Akzo Nobel NV	66,162	5,478,000
Alfen Beheer BV (a)(b)(d)	7,811	630,372
AMG Advanced Metallurgical Group NV	11,430	425,450
Arcadis NV	26,075	1,076,302
Argenx SE (a)	19,955	7,697,606
ASM International NV (Netherlands)	16,722	6,044,640
ASML Holding NV (Netherlands)	141,175	89,214,080
ASR Nederland NV	55,712	2,445,740
Basic-Fit NV (a)(b)(d)	18,701	791,707
BE Semiconductor Industries NV	25,115	2,251,021
Corbion NV	21,049	661,026
Eurocommercial Properties NV	14,994	359,186
Euronext NV (d)	29,167	2,317,230
EXOR NV	37,096	3,044,451
Flow Traders Ltd.	12,359	306,141
Fugro NV (Certificaten Van Aandelen) (a)	39,505	558,497
Heineken Holding NV	40,152	3,846,971
Heineken NV (Bearer)	88,871	10,189,300
IMCD NV	19,512	2,928,337
ING Groep NV (Certificaten Van Aandelen)	1,308,319	16,146,331
JDE Peet's BV	35,351	1,075,110
Koninklijke Ahold Delhaize NV	362,390	12,466,694
Koninklijke BAM Groep NV	109,234	238,804
Koninklijke BAM Groep NV rights (a)(e)	109,234	18,055
Koninklijke KPN NV	1,182,117	4,311,044
Koninklijke Philips Electronics NV	312,676	6,601,220
Koninklijke Vopak NV	24,395	930,077
NN Group NV	98,624	3,669,914
NSI NV	7,465	171,506
NSI NV rights 5/11/23 (a)(e)	7,465	9,213
OCI NV	36,909	971,607
Pharming Group NV (a)	318,980	359,217
PostNL NV	150,462	270,079
PostNL NV rights (a)(e)	150,462	3,316
Randstad NV	40,926	2,219,643
SBM Offshore NV	46,871	661,600
SBM Offshore NV rights (a)(e)	46,871	51,976
Shell PLC (London)	2,466,718	75,797,737
Shop Apotheke Europe NV (a)(d)	5,079	506,376
Signify NV (d)	44,821	1,492,019
TKH Group NV (bearer) (depositary receipt)	16,525	797,914
TomTom Group BV (a)	28,002	239,284
Universal Music Group NV	252,494	5,511,600
Van Lanschot Kempen NV (Bearer)	14,614	443,642
Wereldhave NV	12,130	185,922
Wolters Kluwer NV	89,970	11,911,424
TOTAL NETHERLANDS		306,405,354
New Zealand - 0.2%
Air New Zealand Ltd. (a)	581,772	274,105
Auckland International Airport Ltd. (a)	473,848	2,594,487
Chorus Ltd.	181,750	971,814
Contact Energy Ltd.	268,657	1,302,998
Fisher & Paykel Healthcare Corp.	200,727	3,443,053
Fletcher Building Ltd.	322,219	898,450
Genesis Energy Ltd.	197,823	331,973
Goodman Property Trust	360,860	488,067
Infratil Ltd.	280,747	1,660,113
Kiwi Property Group Ltd.	564,885	322,109
Mercury Nz Ltd.	237,878	934,366
Meridian Energy Ltd.	455,097	1,541,273
Precinct Properties New Zealand Ltd.	472,103	362,238
Pushpay Holdings Ltd. (a)	372,417	327,562
Ryman Healthcare Ltd.	205,232	674,200
SKYCITY Entertainment Group Ltd.	281,243	417,655
Spark New Zealand Ltd.	639,897	2,073,365
Summerset Group Holdings Ltd.	85,826	432,520
The a2 Milk Co. Ltd. (a)	262,031	957,036
Xero Ltd. (a)	46,424	2,898,054
TOTAL NEW ZEALAND		22,905,438
Nigeria - 0.0%
Airtel Africa PLC (d)	356,483	538,060
Norway - 0.5%
Aker ASA (A Shares)	7,658	467,080
Aker BP ASA	108,206	2,584,057
Aker Carbon Capture A/S (a)	123,644	126,347
Aker Solutions ASA	88,595	315,239
Atea ASA	33,144	455,312
Austevoll Seafood ASA	35,030	329,360
Bonheur A/S	9,951	222,232
Borregaard ASA	32,477	543,058
Crayon Group Holding A/S (a)(d)	25,078	193,314
DNB Bank ASA	324,783	5,705,085
DNO ASA (A Shares)	166,175	165,597
Elkem ASA (d)	120,152	405,879
Entra ASA (d)	22,104	224,420
Equinor ASA	333,000	9,587,415
Europris ASA (d)	58,033	415,220
FLEX LNG Ltd.	11,283	391,520
Frontline PLC	49,706	771,636
Gjensidige Forsikring ASA	74,867	1,301,754
Golden Ocean Group Ltd.	48,949	450,400
Grieg Seafood ASA	19,079	159,871
Hexagon Composites ASA (a)	68,261	207,017
Kahoot! A/S (a)	96,745	251,643
Kongsberg Gruppen ASA	30,567	1,370,446
Leroy Seafood Group ASA	93,908	493,902
Mowi ASA	150,264	2,863,702
MPC Container Ships ASA	115,557	189,757
NEL ASA (a)	554,169	759,463
Nordic VLSI ASA (a)	55,955	604,597
Norsk Hydro ASA	487,700	3,589,016
Norwegian Air Shuttle A/S (a)	317,425	307,684
Orkla ASA	282,292	2,029,039
PGS ASA (a)	376,104	270,616
Protector Forsikring ASA	26,144	380,248
Salmar ASA	23,603	1,046,483
Schibsted ASA:
(A Shares)	22,837	404,580
(B Shares)	34,191	553,752
Sparebank 1 Sr Bank ASA (primary capital certificate)	60,892	712,508
Sparebanken Midt-Norge	44,986	581,687
Sparebanken Nord-Norge	35,580	322,178
Storebrand ASA (A Shares)	162,485	1,250,840
Telenor ASA	256,315	3,197,609
TGS ASA	43,701	683,991
Tomra Systems ASA	81,715	1,249,834
Veidekke ASA	53,869	619,716
Wallenius Wilhelmsen ASA	38,582	288,178
TOTAL NORWAY		49,043,282
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	77,718	549,466
Credicorp Ltd. (United States)	26,142	3,541,718
TOTAL PERU		4,091,184
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	621,840	614,657
ACEN Corp.	263,805	28,669
Alliance Global Group, Inc.	1,151,800	286,873
Ayala Corp.	88,095	1,018,609
Ayala Land, Inc.	2,588,100	1,248,690
Bank of the Philippine Islands (BPI)	706,940	1,372,706
BDO Unibank, Inc.	825,244	2,147,353
Bloomberry Resorts Corp. (a)	1,727,200	327,318
Converge ICT Solutions, Inc. (a)	952,400	203,026
D&L Industries, Inc.	1,292,300	195,554
GT Capital Holdings, Inc.	38,260	330,206
International Container Terminal Services, Inc.	358,790	1,404,652
JG Summit Holdings, Inc.	1,066,150	977,035
Jollibee Food Corp.	167,020	678,051
Manila Electric Co.	128,190	784,942
Megaworld Corp.	3,899,000	140,859
Metro Pacific Investments Corp.	4,880,600	389,937
Metropolitan Bank & Trust Co.	684,698	724,071
Monde Nissin Corp. (d)	2,325,800	392,562
PLDT, Inc.	31,120	676,035
PUREGOLD Price Club, Inc.	425,700	250,523
Robinsons Land Corp.	751,756	195,800
Security Bank Corp.	201,270	335,174
SM Investments Corp.	85,045	1,375,745
SM Prime Holdings, Inc.	4,120,200	2,526,650
Universal Robina Corp.	322,490	856,727
Wilcon Depot, Inc.	547,300	285,903
TOTAL PHILIPPINES		19,768,327
Poland - 0.2%
Alior Bank SA (a)	36,069	376,107
Allegro.eu SA (a)(d)	128,457	1,009,700
Asseco Poland SA	20,530	416,312
Bank Millennium SA (a)	267,572	316,939
Bank Polska Kasa Opieki SA	64,420	1,485,556
Budimex SA	5,149	452,784
CCC SA (a)(b)	18,432	198,221
CD Projekt RED SA (b)	23,139	629,886
Cyfrowy Polsat SA	91,205	382,167
Dino Polska SA (a)(d)	17,006	1,729,978
ENEA SA (a)	94,099	152,155
Grupa Azoty SA (a)	21,133	163,190
InPost SA (a)	81,589	872,957
Jastrzebska Spolka Weglowa SA (a)	20,106	207,239
KGHM Polska Miedz SA (Bearer)	48,943	1,404,049
Kruk SA	6,342	571,711
LiveChat Software SA	9,031	301,171
LPP SA	386	1,112,900
mBank SA (a)	5,575	465,465
Orange Polska SA	264,253	460,178
PGE Polska Grupa Energetyczna SA (a)	316,794	523,512
Polski Koncern Naftowy Orlen SA	223,414	3,404,271
Powszechna Kasa Oszczednosci Bank SA	300,978	2,319,109
Powszechny Zaklad Ubezpieczen SA	213,186	1,961,756
Santander Bank Polska SA	13,378	1,087,057
Tauron Polska Energia SA (a)	401,387	199,531
TOTAL POLAND		22,203,901
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	2,901,415	744,917
Energias de Portugal SA	1,031,589	5,683,540
Galp Energia SGPS SA Class B	171,076	2,071,710
Greenvolt-Energias Renovaveis SA (a)(b)	27,108	184,150
Jeronimo Martins SGPS SA	101,795	2,568,645
NOS SGPS	91,127	400,446
REN - Redes Energeticas Nacionais SGPS SA	201,278	584,412
Sonae SGPS SA	435,270	495,931
The Navigator Co. SA	82,119	301,321
TOTAL PORTUGAL		13,035,072
Qatar - 0.2%
Barwa Real Estate Co. (a)	681,167	467,834
Doha Bank	1,106,814	471,004
Gulf International Services QSC (a)	365,214	210,399
Gulf Warehousing Co. (a)	174,951	173,461
Industries Qatar QSC (a)	520,010	1,822,892
Masraf al Rayan	1,918,137	1,343,750
Medicare Group	91,929	151,531
Mesaieed Petrochemical Holding Co. (a)	1,588,510	864,080
Ooredoo QSC	298,947	812,249
Qatar Aluminum Manufacturing Co. (a)	1,040,550	440,233
Qatar Electricity & Water Co. (a)	165,399	762,017
Qatar Fuel Co. (a)	248,567	1,129,478
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	873,598	950,398
Qatar Insurance Co. SAQ (a)	664,914	317,296
Qatar International Islamic Bank QSC (a)	338,687	920,224
Qatar Islamic Bank	569,694	2,801,517
Qatar National Bank SAQ (a)	1,681,815	7,096,890
Qatar National Cement Co. QSC (a)	192,372	209,654
Qatar Navigation QPSC	226,448	559,899
The Commercial Bank of Qatar (a)	1,124,419	1,810,809
United Development Co. (a)	737,213	226,430
Vodafone Qatar QSC (a)	790,707	371,893
TOTAL QATAR		23,913,938
Romania - 0.0%
NEPI Rockcastle PLC	191,060	1,154,559
Russia - 0.0%
Aeroflot Pjsc (a)(c)	402,869	33,368
Alrosa Co. Ltd. (a)(c)	739,283	143,096
Credit Bank of Moscow (a)(c)	4,537,000	52,660
Detsky Mir PJSC (a)(c)(d)	227,830	43,894
Gazprom OAO (c)	3,442,771	419,143
Inter Rao Ues JSC (c)	11,220,073	71,971
LUKOIL PJSC (c)	120,075	43,241
Magnit OJSC GDR (Reg. S) (a)(c)	100,509	489
MMC Norilsk Nickel PJSC (c)	18,318	141,740
Mobile TeleSystems OJSC sponsored ADR (a)(c)	173,383	172,688
Moscow Exchange MICEX-RTS OAO (c)	449,874	100,615
Novatek PJSC GDR (Reg. S) (a)(c)	26,560	1,168,640
Novolipetsk Steel OJSC (a)(c)	409,801	4,577
Ozon Holdings PLC ADR (a)(c)	17,054	41,569
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	43,237	887
sponsored GDR (Reg. S) (c)	277	6
Polyus PJSC (a)(c)	10,038	27,464
Rosneft Oil Co. OJSC (c)	315,946	61,476
Rostelecom PJSC (c)	298,140	77,443
Sberbank of Russia (c)	3,156,853	22,582
Segezha Group PJSC (c)(d)	1,842,700	32,101
Severstal PAO (a)(c)	63,766	1,656
Sistema JSFC GDR (Reg. S) (a)(c)	40,315	71,280
Surgutneftegas OJSC (c)	2,091,286	29,773
Tatneft PAO (c)	399,435	57,803
TCS Group Holding PLC GDR (a)(c)	36,283	53,754
Unipro PJSC (a)(c)	8,778,000	32,579
United Co. RUSAL International PJSC (c)	983,490	137,904
VK Co. Ltd. GDR (Reg. S) (a)(c)	39,795	13,755
VTB Bank OJSC (a)(c)	963,847,980	42,844
X5 Retail Group NV GDR (Reg. S) (a)(c)	33,857	9,293
Yandex NV Class A (a)(c)	90,012	390,999
TOTAL RUSSIA		3,501,290
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Co.	17,262	658,135
ACWA Power Co.	28,627	1,195,240
Advanced Polypropylene Co.	49,045	622,428
Al Hammadi Co. for Development and Investment	36,995	550,383
Al Masane Al Kobra Mining Co.	14,377	295,153
Al Rajhi Bank	700,011	14,333,550
Al Rajhi Co. for Co-operative Insurance (a)	8,763	242,047
Aldrees Petroleum and Transport Services Co.	15,657	418,277
Alinma Bank	343,551	2,899,029
Almarai Co. Ltd.	89,367	1,403,396
Alujain Corp.	17,322	184,272
Arab National Bank	212,696	1,548,138
Arabian Internet and Communications Services Co. Ltd.	9,182	683,013
Astra Industrial Group	21,061	376,781
Bank Al-Jazira	151,974	786,876
Bank Albilad	172,184	1,898,261
Banque Saudi Fransi	206,041	2,120,453
Bupa Arabia for Cooperative Insurance Co.	26,803	1,260,578
Dallah Healthcare Co.	13,492	611,523
Dar Al Arkan Real Estate Development Co. (a)	194,341	833,179
Dr Sulaiman Al Habib Medical Services Group Co.	30,463	2,331,000
Elm Co.	8,747	1,033,119
Emaar The Economic City (a)	153,132	395,211
Etihad Etisalat Co.	137,768	1,689,639
Jadwa (REIT) Saudi Fund	80,634	289,368
Jarir Marketing Co.	21,409	931,546
Leejam Sports Co. JSC	12,671	400,667
Mobile Telecommunications Co. Saudi Arabia (a)	177,512	708,022
Mouwasat Medical Services Co.	17,402	1,145,070
Nahdi Medical Co.	14,732	703,862
National Gas & Industrialization Co.	17,882	292,733
National Industrialization Co. (a)	131,211	477,169
National Medical Care Co.	11,473	290,289
Qassim Cement Co.	20,179	370,148
Rabigh Refining & Petrochemical Co. (a)	155,067	461,393
Riyad (REIT) Fund	98,953	243,247
Riyad Bank	468,049	3,743,693
Riyadh Cement Co.	28,594	247,387
Sabic Agriculture-Nutrients Co.	74,561	2,655,864
Sahara International Petrochemical Co.	127,916	1,319,847
Saudi Airlines Catering Co.	17,558	444,252
Saudi Arabian Mining Co.	309,912	5,734,368
Saudi Arabian Oil Co. (d)	815,090	7,823,404
Saudi Basic Industries Corp.	326,816	8,042,530
Saudi Cement Co.	35,015	524,660
Saudi Dairy & Foodstuffs Co.	6,942	515,278
Saudi Electricity Co.	316,980	2,045,196
Saudi Ground Services Co. (a)	39,214	270,265
Saudi Industrial Investment Group	135,634	920,331
Saudi Investment Bank/The	180,463	788,115
Saudi Kayan Petrochemical Co. (a)	264,002	891,104
Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,267	227,060
Saudi Real Estate Co. (a)	77,781	286,595
Saudi Research & Marketing Group (a)	12,810	719,958
Saudi Tadawul Group Holding Co.	17,277	770,180
Saudi Telecom Co.	553,581	6,641,732
Seera Group Holding (a)	63,802	421,185
Southern Province Cement Co.	33,175	464,363
The Co. for Cooperative Insurance (a)	23,594	647,928
The National Agriculture Development Co. (a)	31,494	246,027
The Saudi British Bank	321,788	3,101,457
The Saudi National Bank	772,590	10,072,693
The Savola Group	101,749	864,027
United Electronics Co.	15,906	324,846
Yamama Cement Co. (a)	48,620	427,776
Yanbu Cement Co.	39,791	378,740
Yanbu National Petrochemical Co.	93,283	1,111,726
TOTAL SAUDI ARABIA		107,355,782
Singapore - 1.1%
AEM Holdings Ltd.	95,000	242,106
BW LPG Ltd. (d)	31,577	254,375
CapitaLand Ascendas REIT	1,330,241	2,862,579
Capitaland Ascott Trust unit (e)	739,757	600,612
Capitaland India Trust	398,800	326,573
CapitaLand Investment Ltd.	875,825	2,451,630
CapitaMall Trust	1,952,337	2,981,099
CapitaRetail China Trust	520,374	433,988
CDL Hospitality Trusts unit	330,424	313,428
City Developments Ltd.	159,900	836,483
ComfortDelgro Corp. Ltd.	770,800	690,000
DBS Group Holdings Ltd.	624,975	15,443,110
Digital Core (REIT)	341,700	149,100
ESR-LOGOS (REIT)	1,863,197	454,834
Far East Hospitality Trust unit	684,700	318,878
Frasers Centrepoint Trust	340,783	566,269
Frasers Logistics & Industrial Trust	1,107,465	1,124,011
Genting Singapore Ltd.	2,363,800	2,010,946
Grab Holdings Ltd. (a)(b)	449,477	1,307,978
Hafnia Ltd.	45,710	247,271
iFast Corp. Ltd.	59,300	206,425
Jardine Cycle & Carriage Ltd.	37,300	949,984
Kenon Holdings Ltd.	8,800	231,799
Keppel (REIT)	612,494	400,557
Keppel Corp. Ltd.	496,500	2,305,441
Keppel DC (REIT)	471,374	762,146
Keppel Infrastructure Trust	1,049,843	385,922
Keppel Infrastructure Trust rights 5/10/23 (a)	52,492	905
Keppel Pacific Oak U.S. (REIT)	420,600	151,644
Lendlease Global Commercial (REIT)	844,700	444,409
Manulife U.S. REIT	633,249	113,732
Mapletree Industrial (REIT)	670,927	1,199,361
Mapletree Logistics Trust (REIT)	1,121,470	1,467,633
Mapletree Pan Asia Commercial Trust	796,615	1,055,236
Nanofilm Technologies International Ltd.	122,600	138,849
NetLink NBN Trust	1,049,269	688,800
Olam Group Ltd.	421,700	508,993
OUE Commercial (REIT)	774,085	188,991
Oversea-Chinese Banking Corp. Ltd.	1,175,678	11,122,962
PARAGON REIT	640,700	449,714
Parkway Life REIT	134,000	390,266
Raffles Medical Group Ltd.	314,655	347,478
SATS Ltd. (a)	302,437	577,742
Sea Ltd. ADR (a)	127,646	9,722,796
Seatrium Ltd. (a)	17,788,319	1,658,996
Sembcorp Industries Ltd.	360,700	1,160,606
Sheng Siong Group Ltd.	317,500	421,676
SIA Engineering Co. Ltd. (a)	118,400	198,583
Singapore Airlines Ltd.	508,350	2,235,870
Singapore Exchange Ltd.	288,800	2,078,386
Singapore Post Ltd.	686,000	262,800
Singapore Technologies Engineering Ltd.	515,200	1,402,542
Singapore Telecommunications Ltd.	2,805,500	5,376,327
Starhill Global (REIT)	725,783	286,096
StarHub Ltd.	280,800	210,851
STMicroelectronics NV (France)	242,356	10,367,282
Suntec (REIT)	740,000	750,127
The Hour Glass Ltd.	119,700	187,106
United Overseas Bank Ltd.	416,414	8,843,784
UOL Group Ltd.	194,531	1,014,844
Venture Corp. Ltd.	92,300	1,179,203
Yangzijiang Financial Holding Ltd.	907,700	262,839
TOTAL SINGAPORE		105,324,973
South Africa - 1.0%
Absa Group Ltd.	297,041	2,884,590
Aeci Ltd.	52,276	246,655
African Rainbow Minerals Ltd.	39,290	493,367
Anglo American Platinum Ltd.	19,237	1,139,161
Anglo American PLC (United Kingdom)	445,150	13,716,932
Aspen Pharmacare Holdings Ltd.	131,740	1,316,500
Astral Foods Ltd.	17,863	164,075
AVI Ltd.	130,650	486,817
Barloworld Ltd.	62,309	308,573
Bid Corp. Ltd.	117,337	2,670,351
Bidvest Group Ltd./The	106,280	1,455,703
Capitec Bank Holdings Ltd.	30,091	2,620,257
Clicks Group Ltd.	83,571	1,221,368
Coronation Fund Managers Ltd.	100,861	165,359
DataTec Ltd.	82,668	164,229
Dis-Chem Pharmacies Ltd. (d)	153,452	223,310
Discovery Ltd. (a)	169,199	1,329,820
Equites Property Fund Ltd.	274,200	233,840
Exxaro Resources Ltd.	86,972	912,011
FirstRand Ltd.	1,711,059	6,020,159
Fortress Real Estate Investmen Class A (a)	608,081	431,815
Foschini Group Ltd./The	116,230	601,530
Gold Fields Ltd.	315,395	4,914,903
Growthpoint Properties Ltd.	1,438,516	1,001,083
Harmony Gold Mining Co. Ltd.	195,101	913,941
Hyprop Investments Ltd.	137,456	240,008
Impala Platinum Holdings Ltd.	305,610	2,975,358
Investec Ltd.	91,295	502,079
Investec Property Fund Ltd.	410,712	197,582
JSE Ltd.	34,577	181,802
KAP Ltd.	1,028,895	170,990
Kumba Iron Ore Ltd.	24,497	594,222
Life Healthcare Group Holdings Ltd.	506,903	574,726
Momentum Metropolitan Holdings	435,102	440,038
Motus Holdings Ltd.	50,004	259,690
Mr Price Group Ltd.	89,371	734,902
MTN Group Ltd.	591,939	4,152,391
MultiChoice Group Ltd.	147,531	923,374
Naspers Ltd. Class N	76,103	13,567,697
Nedbank Group Ltd.	158,645	1,830,369
Netcare Ltd.	392,765	342,468
Ninety One Ltd.	74,565	168,635
Northam Platinum Holdings Ltd. (a)	117,931	1,154,264
Old Mutual Ltd.	1,611,999	1,023,995
Omnia Holdings Ltd.	68,481	215,485
OUTsurance Group Ltd.	311,498	592,600
Pepkor Holdings Ltd. (d)	867,065	803,430
Pick 'n Pay Stores Ltd.	133,787	317,564
PSG Konsult Ltd.	376,718	269,783
Redefine Properties Ltd.	2,168,276	459,910
Remgro Ltd.	178,470	1,366,197
Resilient Property Income Fund Ltd.	109,513	271,919
Royal Bafokeng Holdings (Pty) Ltd.	31,012	243,366
Sanlam Ltd.	611,260	1,885,658
Santam Ltd.	18,018	279,669
Sappi Ltd.	203,886	463,334
Sasol Ltd.	202,254	2,633,772
Scatec Solar AS (d)	43,930	286,490
Shoprite Holdings Ltd.	172,530	2,102,805
Sibanye-Stillwater Ltd.	1,012,473	2,238,410
Spar Group Ltd./The	70,100	538,037
Standard Bank Group Ltd.	460,376	4,310,936
Super Group Ltd./South Africa	137,814	241,010
Telkom SA Ltd. (a)	116,240	210,843
Thungela Resources Ltd.	45,879	429,483
Tiger Brands Ltd.	57,435	622,279
Transaction Capital Ltd.	201,680	134,067
Truworths International Ltd.	133,669	397,372
Vodacom Group Ltd.	214,989	1,471,809
Vukile Property Fund Ltd.	343,462	236,955
Woolworths Holdings Ltd.	338,537	1,203,872
TOTAL SOUTH AFRICA		99,897,994
Spain - 1.6%
Acciona SA	8,431	1,560,740
Acerinox SA	70,740	763,583
ACS Actividades de Construccion y Servicios SA	78,586	2,701,730
Aena SME SA (d)	26,111	4,399,195
Almirall SA	27,611	283,101
Amadeus IT Holding SA Class A (a)	158,284	11,124,996
Applus Services SA	56,501	473,476
Atresmedia Corporacion de Medios de Comunicacion SA	49,558	198,008
Banco Bilbao Vizcaya Argentaria SA	2,130,415	15,596,743
Banco de Sabadell SA	1,944,942	2,024,831
Banco Santander SA (Spain) (b)	5,903,683	20,729,037
Bankinter SA	234,145	1,383,419
Befesa SA (d)	15,195	682,460
CaixaBank SA	1,578,587	5,843,308
Cellnex Telecom SA (d)	199,634	8,405,388
Cie Automotive SA	20,870	628,269
Compania de Distribucion Integral Logista Holdings SA	28,229	767,062
Construcciones y Auxiliar de Ferrocarriles	7,697	238,749
Corp. ACCIONA Energias Renovables SA	23,182	831,721
Ebro Foods SA	25,773	478,244
EDP Renovaveis SA	96,750	2,149,234
Enagas SA	100,539	2,011,282
Ence Energia y Celulosa SA	63,839	250,003
Endesa SA	117,873	2,645,742
Faes Farma SA	130,090	458,708
Faes Farma SA rights	130,090	17,643
Ferrovial SA	169,064	5,296,271
Fluidra SA	34,347	587,763
Gestamp Automocion SA (d)	67,319	291,078
Global Dominion Access SA (d)	69,151	288,788
Grifols SA (a)	104,059	1,068,656
Iberdrola SA	2,081,868	26,977,056
Indra Sistemas SA	48,910	646,727
Industria de Diseno Textil SA	380,797	13,074,743
Inmobiliaria Colonial SA	105,278	672,254
Laboratorios Farmaceuticos ROVI SA	6,947	307,574
Lar Espana Real Estate Socimi SA	35,719	201,910
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	263,563	243,372
MAPFRE SA (Reg.)	304,308	609,271
Melia Hotels International SA (a)	64,887	419,342
Merlin Properties Socimi SA	109,996	970,849
Miquel y Costas & Miquel SA	10,456	140,331
Naturgy Energy Group SA	45,220	1,410,130
Neinor Homes SLU (d)	16,736	169,108
Pharma Mar SA	6,071	252,065
Prosegur Compania de Seguridad SA (Reg.)	93,697	179,852
Red Electrica Corporacion SA	134,975	2,454,771
Repsol SA	491,130	7,221,996
Sacyr SA	158,826	525,381
Solaria Energia y Medio Ambiente SA (a)	27,970	441,036
Tecnicas Reunidas SA (a)(b)	13,219	122,646
Tecnicas Reunidas SA rights 4/26/23 (a)	13,219	15,030
Telefonica SA	1,843,693	8,374,402
Unicaja Banco SA (d)	522,109	528,999
Vidrala SA	7,356	771,651
Viscofan Envolturas Celulosicas SA	14,139	969,061
TOTAL SPAIN		161,878,785
Sweden - 2.3%
AAK AB	61,462	1,237,025
AcadeMedia AB (d)	36,957	187,577
Addlife AB	41,400	489,289
AddTech AB (B Shares)	90,470	1,808,509
AFRY AB (B Shares)	35,872	673,362
Alfa Laval AB	104,337	3,820,415
Alimak Group AB (d)	31,816	234,857
Alleima AB	75,662	387,936
Arjo AB	79,221	350,409
ASSA ABLOY AB (B Shares)	348,425	8,286,733
Atlas Copco AB:
(A Shares)	885,606	12,789,625
(B Shares)	597,726	7,652,954
Atrium Ljungberg AB (B Shares)	21,555	400,410
Avanza Bank Holding AB (b)	43,683	927,327
Axfood AB	37,409	927,286
Beijer Alma AB (B Shares)	22,292	506,486
Beijer Ref AB (B Shares)	113,427	1,851,544
Betsson AB (B Shares)	51,214	552,839
Bilia AB (A Shares)	29,553	333,136
Billerud AB	82,030	786,780
BioArctic AB (a)(d)	11,496	296,395
BioGaia AB	33,095	328,528
Biotage AB (A Shares)	25,829	320,877
Boliden AB	97,174	3,470,009
Boozt AB (a)(d)	20,466	237,089
Bravida Holding AB (d)	84,327	1,023,760
Bufab AB	12,462	412,684
Bure Equity AB	19,749	503,400
Camurus AB (a)	12,325	280,271
Castellum AB (b)	88,471	1,072,344
Catena AB	11,246	430,537
Cellavision AB	6,498	110,887
Cibus Nordic Real Estate AB	15,246	162,792
Clas Ohlson AB (B Shares)	19,651	148,124
Cloetta AB	96,235	203,636
Coor Service Management Holding AB (d)	37,299	242,597
Corem Property Group AB	200,916	159,086
Creades AB (A Shares)	27,846	230,940
Dios Fastigheter AB	28,715	204,686
Dometic Group AB (d)	109,999	786,025
Electrolux AB (B Shares)	76,181	1,148,095
Electrolux Professional AB	87,669	510,367
Elekta AB (B Shares)	130,709	1,096,905
Embracer Group AB (a)(b)	224,421	1,168,822
Epiroc AB:
(A Shares)	217,166	4,350,503
(B Shares)	155,413	2,668,756
EQT AB	126,843	2,718,669
Ericsson (B Shares)	1,032,597	5,685,165
Essity AB (B Shares)	214,162	6,488,524
Evolution AB (d)	64,232	8,552,116
Fabege AB	89,339	715,231
Fastighets AB Balder (a)	215,888	1,001,859
Fortnox AB	170,993	1,175,853
Garo AB	16,673	132,262
Getinge AB (B Shares)	79,240	2,008,228
Granges AB	38,219	379,393
H&M Hennes & Mauritz AB (B Shares)	263,559	3,863,982
Hemnet Group AB	37,877	620,508
Hexagon AB (B Shares)	686,234	7,857,181
Hexatronic Group AB	57,176	482,272
HEXPOL AB (B Shares)	92,187	1,085,024
HMS Networks AB	11,100	515,652
Holmen AB (B Shares)	32,029	1,209,632
Hufvudstaden AB (A Shares)	36,312	517,324
Husqvarna AB (B Shares) (b)	145,517	1,252,958
Industrivarden AB:
(A Shares)	42,819	1,222,559
(C Shares)	50,364	1,435,527
Indutrade AB	93,917	2,250,151
Instalco AB	68,404	358,861
Intrum AB (b)	27,213	245,672
Investment AB Latour (B Shares)	50,598	1,092,872
Investment AB Oresund	13,550	162,256
Investor AB:
(A Shares)	221,398	4,844,609
(B Shares)	608,785	13,048,297
INVISIO AB	15,404	316,190
Inwido AB	22,018	230,807
JM AB (B Shares)	22,052	353,303
Kinnevik AB (B Shares) (a)	83,398	1,365,021
Know IT AB	9,765	226,151
L E Lundbergforetagen AB	26,568	1,271,786
Lifco AB	79,778	1,816,487
Lindab International AB	28,282	452,013
Loomis AB (B Shares)	26,732	855,003
Medicover AB Class B	24,514	404,222
Meko AB	16,588	203,325
MIPS AB	9,129	491,922
Modern Times Group MTG AB (B Shares)	38,113	306,055
Munters Group AB (d)	48,031	470,238
Mycronic AB	27,094	574,903
NCC AB (B Shares)	30,436	302,429
New Wave Group AB (B Shares)	16,044	323,538
Nibe Industrier AB (B Shares)	528,317	5,898,781
Nolato AB (B Shares)	77,630	429,972
Nordnet AB	48,600	762,052
Nordnet AB (B Shares) (a)(c)	492	0
Nyfosa AB	57,584	393,344
Orron Energy AB	74,863	87,163
OX2 AB (a)(b)	29,935	231,189
Pandox AB	34,712	412,616
Paradox Interactive AB	11,400	280,135
Peab AB	71,144	375,663
Platzer Fastigheter Holding AB	32,528	273,735
PowerCell Sweden AB (a)	19,162	162,115
Ratos AB (B Shares)	85,456	294,824
Resurs Holding AB (d)	68,290	129,787
Saab AB (B Shares)	24,928	1,399,170
Sagax AB	65,258	1,597,238
Samhallsbyggnadsbolaget I Norden AB:
(B Shares) (b)	304,312	356,804
(D Shares) (b)	113,304	171,474
Sandvik AB	372,880	7,581,190
Scandic Hotels Group AB (a)(d)	80,027	285,458
Sdiptech AB (a)	12,059	277,985
Sectra AB (B Shares)	47,392	747,270
Securitas AB (B Shares)	174,309	1,560,360
Sinch AB (a)(b)(d)	188,879	498,211
Skandinaviska Enskilda Banken AB (A Shares)	563,548	6,402,050
Skanska AB (B Shares)	123,039	2,008,447
SKF AB (B Shares)	131,333	2,373,075
SkiStar AB	21,575	277,497
SSAB AB:
(A Shares)	90,914	644,152
(B Shares)	213,612	1,439,765
Stillfront Group AB (a)	160,341	340,850
Storskogen Group AB	490,690	445,853
Surgical Science Sweden AB (a)	15,436	281,625
Svenska Cellulosa AB SCA (B Shares)	224,785	3,078,586
Svenska Handelsbanken AB (A Shares)	512,810	4,533,131
Sweco AB (B Shares)	78,576	1,051,251
Swedbank AB (A Shares)	319,608	5,547,533
Swedencare AB (b)	38,772	123,253
Swedish Orphan Biovitrum AB (a)	58,895	1,432,310
Tele2 AB (B Shares)	193,653	2,057,376
Telia Co. AB	954,340	2,657,046
Thule Group AB (d)	37,157	1,071,406
Trelleborg AB (B Shares)	81,825	2,053,794
Troax Group AB	14,697	332,777
Truecaller AB (B Shares) (a)	73,662	219,225
Viaplay Group AB (B Shares) (a)	25,463	648,552
Vimian Group AB (a)(b)	65,399	237,106
Vitec Software Group AB	9,905	520,602
Vitrolife AB	22,108	496,700
Volvo AB:
(A Shares)	128,074	2,710,085
(B Shares)	458,008	9,414,687
Volvo Car AB (a)	199,886	821,760
Wallenstam AB (B Shares)	122,097	483,623
Wihlborgs Fastigheter AB	92,424	745,337
Xvivo Perfusion AB (a)	8,873	264,761
TOTAL SWEDEN		225,579,395
Switzerland - 3.9%
ABB Ltd. (Reg.)	555,639	20,043,923
Accelleron Industries Ltd.	29,396	720,224
Adecco SA (Reg.)	56,742	1,938,058
Alcon, Inc. (Switzerland)	175,922	12,757,469
Allreal Holding AG	4,930	872,547
ALSO Holding AG	2,522	538,343
Arbonia AG	22,496	273,823
Aryzta AG (a)	365,235	647,236
Autoneum Holding AG (a)	1,533	232,218
Bachem Holding AG (B Shares)	11,738	1,275,113
Baloise Holdings AG	15,785	2,633,041
Banque Cantonale Vaudoise	10,586	1,112,072
Barry Callebaut AG	1,323	2,818,137
Basilea Pharmaceutica AG (a)	6,313	305,109
Belimo Holding AG (Reg.)	3,410	1,639,669
Bell Food Group AG	995	315,025
BKW AG	7,392	1,265,286
Bossard Holding AG	2,204	538,764
Bucher Industries AG	2,382	1,068,083
Burckhardt Compression Holding AG	1,161	714,382
Bystronic AG	552	398,322
Cembra Money Bank AG	11,597	927,008
Clariant AG (Reg.)	74,689	1,241,683
Comet Holding AG	2,824	679,264
Compagnie Financiere Richemont SA Series A	183,224	30,287,087
Credit Suisse Group AG	1,250,178	1,124,968
Daetwyler Holdings AG	2,868	723,538
DKSH Holding AG	13,144	1,043,315
Dorma Kaba Holding AG	1,160	517,805
Dottikon ES Holding AG (a)	1,120	290,698
DSM-Firmenich AG	61,811	8,088,689
Dufry AG (a)	25,102	1,160,447
EFG International	35,765	342,905
Emmi AG	804	835,617
Ems-Chemie Holding AG	2,449	2,004,188
Flughafen Zuerich AG	6,626	1,272,050
Forbo Holding AG (Reg.)	345	507,166
Galenica AG (d)	17,618	1,575,834
Geberit AG (Reg.)	12,454	7,061,238
Georg Fischer AG (Reg.)	28,725	2,080,823
Givaudan SA	3,257	11,375,906
Gurit-Heberlein AG (Bearer) (b)	1,606	161,885
Helvetia Holding AG (Reg.)	12,875	1,917,170
Huber+Suhner AG	6,603	540,739
Idorsia Ltd. (a)(b)	40,329	387,566
INFICON Holding AG	651	705,004
Interroll Holding AG	228	830,274
Intershop Holding AG	414	290,868
IWG PLC (a)	264,227	563,518
Julius Baer Group Ltd.	73,426	5,234,329
Kardex AG	2,468	559,121
Komax Holding AG (Reg.)	1,555	409,691
Kuehne & Nagel International AG	19,933	5,885,013
Landis+Gyr Group AG	8,264	680,461
LEM Holding SA	215	474,330
Leonteq AG	4,188	225,834
Lindt & Spruengli AG	36	4,422,218
Lindt & Spruengli AG (participation certificate)	375	4,623,259
Logitech International SA (Reg.)	59,855	3,516,904
Lonza Group AG	26,099	16,276,387
Medacta Group SA (d)	3,104	416,020
Medartis Holding AG (a)(d)	2,025	167,872
Mediclinic International PLC (London)	135,266	847,938
Medmix AG (d)	10,399	246,058
Meyer Burger Technology AG (a)	1,160,367	748,394
Mobilezone Holding AG	24,040	366,308
Mobimo Holding AG	2,473	661,237
Novartis AG	757,009	77,437,396
OC Oerlikon Corp. AG (Reg.)	77,128	429,539
Orior AG	3,679	342,855
Partners Group Holding AG	7,897	7,626,213
PSP Swiss Property AG	15,448	1,816,395
Schindler Holding AG:
(participation certificate)	13,297	2,955,881
(Reg.)	9,617	2,043,149
Schweiter Technologies AG	382	304,284
Sensirion Holding AG (a)(d)	3,509	379,224
SFS Group AG	7,002	910,256
SGS SA (Reg.)	54,450	4,907,414
Siegfried Holding AG	1,445	1,109,798
Sig Group AG	107,274	2,861,120
Sika AG	51,283	14,165,545
SKAN Group AG	3,599	347,076
Sonova Holding AG	18,500	5,832,410
St.Galler Kantonalbank AG	1,144	643,768
Stadler Rail AG (b)	18,284	758,484
Straumann Holding AG	38,619	5,810,253
Sulzer AG (Reg.)	7,099	591,683
Swatch Group AG (Bearer)	9,302	3,169,871
Swatch Group AG (Bearer) (Reg.)	21,837	1,372,981
Swiss Life Holding AG	10,866	7,133,377
Swiss Prime Site AG	25,667	2,321,617
Swisscom AG	8,977	6,156,403
Swissquote Group Holding SA	3,962	843,507
Tecan Group AG	4,463	1,936,288
Temenos Group AG	21,940	1,833,058
u-blox Holding AG	2,519	303,233
UBS Group AG	1,176,063	23,768,617
Valiant Holding AG	6,010	696,578
VAT Group AG (d)	9,362	3,281,439
Vetropack Holding AG	6,630	343,423
Vontobel Holdings AG	10,506	701,693
Ypsomed Holding AG	1,656	384,427
Zehnder Group AG	4,793	390,904
Zur Rose Group AG (a)(b)	4,641	202,182
Zurich Insurance Group Ltd.	52,077	25,157,296
TOTAL SWITZERLAND		387,675,108
Taiwan - 4.1%
Accton Technology Corp.	176,000	1,718,126
Acer, Inc.	1,079,000	1,063,598
Acer, Inc. rights 6/16/23 (a)(c)	481	0
ADATA Technology Co. Ltd.	125,000	306,557
Adimmune Corp. (a)	199,000	257,994
Advanced Ceramic X Corp.	21,000	142,163
Advanced Energy Solution Holding Co. Ltd.	8,000	179,599
Advantech Co. Ltd.	149,741	1,811,782
Alchip Technologies Ltd.	25,000	970,193
Allied Supreme Corp.	18,341	168,505
Amazing Microelectronic Corp.	38,492	133,404
Andes Technology Corp.	14,000	207,873
AP Memory Technology Corp.	34,000	311,114
Apex International Co. Ltd.	78,000	140,351
Arcadyan Technology Corp.	70,000	229,672
ASE Technology Holding Co. Ltd.	1,129,718	3,711,410
Asia Cement Corp.	836,000	1,196,543
Asia Optical Co., Inc.	119,000	248,907
Asia Pacific Telecom Co. Ltd. (a)	952,723	208,008
Asia Vital Components Co. Ltd.	119,132	612,544
ASMedia Technology, Inc.	10,000	371,627
ASPEED Tech, Inc.	10,000	855,710
ASUSTeK Computer, Inc.	245,000	2,256,578
AUO Corp.	2,323,800	1,289,731
Bank of Kaohsiung Co. Ltd.	641,191	256,825
BizLink Holding, Inc.	50,062	429,664
BizLink Holding, Inc. rights 5/8/23 (a)	1,279	1,372
Bora Pharmaceuticals Co. Ltd.	16,000	379,737
Brighton-Best International Taiwan, Inc.	195,000	225,170
Capital Securities Corp.	923,490	412,302
Catcher Technology Co. Ltd.	232,000	1,367,639
Cathay Financial Holding Co. Ltd.	3,099,155	4,290,510
Center Laboratories, Inc.	204,044	337,761
Century Iron & Steel Industrial Co. Ltd.	70,000	252,170
Chailease Holding Co. Ltd.	525,716	3,826,182
Chang Hwa Commercial Bank	1,646,501	954,160
Cheng Loong Corp.	397,000	404,549
Cheng Shin Rubber Industry Co. Ltd.	652,000	802,955
Cheng Uei Precision Industries Co. Ltd.	206,000	281,352
Chicony Electronics Co. Ltd.	226,125	713,961
Chin-Poon Industrial Co. Ltd.	215,000	225,362
China Airlines Ltd.	1,035,000	641,622
China Bills Finance Corp.	340,000	167,033
China Development Financial Ho	5,364,957	2,292,477
China Motor Co. Ltd.	104,800	269,742
China Petrochemical Development Corp.	1,407,532	463,232
China Steel Chemical Corp.	74,000	277,319
China Steel Corp.	4,231,000	4,010,025
Chipbond Technology Corp.	240,000	514,988
ChipMOS TECHNOLOGIES, Inc.	243,000	293,347
Chroma ATE, Inc.	132,000	818,844
Chung Hsin Electric & Machinery Manufacturing Corp.	199,000	659,299
Chung Hung Steel Co. Ltd.	347,000	277,337
Chunghwa Telecom Co. Ltd.	1,346,000	5,565,637
Clevo Co. Ltd.	228,000	226,189
Compal Electronics, Inc.	1,440,000	1,122,989
Compeq Manufacturing Co. Ltd.	394,000	554,640
Coretronic Corp.	137,000	334,437
CTBC Financial Holding Co. Ltd.	6,391,960	4,708,468
CTCI Corp.	230,000	318,224
Delta Electronics, Inc.	719,000	7,038,381
E Ink Holdings, Inc.	299,000	1,861,503
E.SUN Financial Holdings Co. Ltd.	5,195,729	4,222,482
ECLAT Textile Co. Ltd.	69,060	1,099,014
EirGenix, Inc. (a)	87,000	303,370
Elan Microelectronics Corp.	106,500	327,805
Elite Material Co. Ltd.	102,000	545,206
Elite Semiconductor Memory Technology, Inc.	96,000	254,398
eMemory Technology, Inc.	23,000	1,374,250
Ennoconn Corp.	34,920	285,530
ENNOSTAR, Inc.	252,000	410,689
Episil Technologies, Inc.	99,398	253,104
Eternal Materials Co. Ltd.	356,426	375,566
Etron Technology, Inc.	114,389	161,252
EVA Airways Corp.	914,040	800,963
Evergreen International Storage & Transport Corp.	200,000	176,661
Evergreen Marine Corp. (Taiwan)	355,151	1,874,426
Everlight Electronics Co. Ltd.	207,000	269,509
Far Eastern Department Stores Co. Ltd.	321,000	233,980
Far Eastern International Bank	1,752,000	638,842
Far Eastern New Century Corp.	1,132,000	1,175,870
Far EasTone Telecommunications Co. Ltd.	552,000	1,417,299
Faraday Technology Corp.	78,000	419,309
Feng Hsin Iron & Steel Co.	173,000	382,925
Feng Tay Enterprise Co. Ltd.	154,758	962,124
First Financial Holding Co. Ltd.	3,653,332	3,224,675
Fitipower Integrated Technology, Inc.	49,159	254,232
FLEXium Interconnect, Inc.	142,940	440,300
FocalTech Systems Co. Ltd.	82,000	212,301
Formosa Chemicals & Fibre Corp.	1,317,000	2,953,536
Formosa International Hotel Corp.	48,000	430,962
Formosa Petrochemical Corp.	382,000	1,080,030
Formosa Plastics Corp.	1,493,000	4,564,071
Formosa Sumco Technology Corp.	38,000	185,357
Formosa Taffeta Co. Ltd.	322,000	296,693
Foxconn Technology Co. Ltd.	357,010	627,310
Fubon Financial Holding Co. Ltd.	2,612,070	5,027,071
Fulgent Sun International Holding Co. Ltd.	56,000	224,637
Fusheng Precision Co. Ltd.	48,000	337,763
General Interface Solution Holding Ltd.	101,000	261,862
Genius Electronic Optical Co. Ltd.	33,792	409,777
Getac Holdings Corp.	191,000	366,096
Giant Manufacturing Co. Ltd.	115,734	693,736
Gigabyte Technology Co. Ltd.	186,000	795,909
Global Unichip Corp.	31,000	1,010,658
GlobalWafers Co. Ltd.	77,000	1,209,304
Gold Circuit Electronics Ltd.	129,400	416,563
Goldsun Development & Construction Co. Ltd.	447,101	407,800
Grand Pacific Petrochemical Corp.	447,000	295,059
Grape King Bio Ltd.	60,000	357,461
Great Tree Pharmacy Co. Ltd.	25,000	329,591
Great Wall Enterprise Co. Ltd.	266,025	444,565
Greatek Electronics, Inc.	166,000	291,561
Gudeng Precision Industrial Co. Ltd.	22,000	250,599
HannStar Display Corp.	867,000	345,435
Highwealth Construction Corp.	360,034	492,753
HIWIN Technologies Corp.	108,218	830,663
Holy Stone Enterprise Co. Ltd.	79,000	262,464
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,394,600	14,964,353
Hota Industrial Manufacturing Co. Ltd.	85,014	195,653
Hotai Motor Co. Ltd.	105,000	2,261,761
HTC Corp. (a)	244,000	452,546
Hua Nan Financial Holdings Co. Ltd.	3,106,806	2,217,003
Huaku Development Co. Ltd.	97,000	298,786
IBF Financial Holdings Co. Ltd.	964,081	387,179
Innolux Corp.	3,183,740	1,393,760
International CSRC Investment Holdings Co.	387,579	252,490
International Games Systems Co. Ltd.	44,000	767,898
Inventec Corp.	900,000	970,101
ITEQ Corp.	89,931	205,186
Jentech Precision Industrial Co. Ltd.	27,699	411,638
Kaori Heat Treatment Co. Ltd.	41,000	265,818
Kenda Rubber Industrial Co. Ltd.	224,622	228,254
King Slide Works Co. Ltd.	24,000	323,016
King Yuan Electronics Co. Ltd.	441,000	676,352
King's Town Bank Co. Ltd.	318,000	364,801
Kinik Co.	49,000	176,995
Kinpo Electronics, Inc.	492,000	211,114
Kinsus Interconnect Technology Corp.	104,000	376,163
LandMark Optoelectronics Corp.	40,000	131,760
Largan Precision Co. Ltd.	35,000	2,296,571
Lien Hwa Industrial Corp.	309,415	615,143
Lite-On Technology Corp.	691,009	1,654,169
Lotes Co. Ltd.	29,182	836,191
Lotus Pharmaceutical Co. Ltd.	49,000	414,981
Macronix International Co. Ltd.	680,380	714,964
Makalot Industrial Co. Ltd.	83,701	607,475
Marketech International Corp.	44,000	186,191
MediaTek, Inc.	539,000	11,711,742
Medigen Vaccine Biologics Corp.	102,933	220,721
Mega Financial Holding Co. Ltd.	4,101,875	4,547,590
Merida Industry Co. Ltd.	84,000	470,068
Merry Electronics Co. Ltd.	86,006	241,479
Micro-Star International Co. Ltd.	238,000	1,130,426
Microbio Co. Ltd.	149,349	304,728
MiTAC Holdings Corp.	353,483	326,937
momo.com, Inc.	23,440	634,687
Nan Ya Plastics Corp.	1,731,000	4,396,394
Nan Ya Printed Circuit Board Corp.	82,000	737,727
Nankang Rubber Tire Co. Ltd. (a)	185,000	231,766
Nantex Industry Co. Ltd.	158,000	203,189
Nanya Technology Corp.	428,000	947,912
Nien Made Enterprise Co. Ltd.	63,000	693,154
Novatek Microelectronics Corp.	200,000	2,732,313
Nuvoton Technology Corp.	74,000	322,196
OBI Pharma, Inc. (a)	84,723	234,538
Oneness Biotech Co. Ltd. (a)	83,000	652,552
Pan Jit International, Inc.	132,000	282,324
Pegatron Corp.	686,000	1,564,464
PharmaEssentia Corp. (a)	70,000	843,876
Phison Electronics Corp.	58,000	735,703
PixArt Imaging, Inc.	71,000	239,397
Polaris Group (a)	99,000	306,651
Pou Chen Corp.	870,000	900,598
Powerchip Semiconductor Manufacturing Corp.	1,026,629	996,763
Powertech Technology, Inc.	283,000	846,811
Poya International Co. Ltd.	20,816	389,342
President Chain Store Corp.	197,000	1,734,338
Primax Electronics Ltd.	174,000	340,280
Qisda Corp.	553,000	623,542
Quanta Computer, Inc.	925,000	2,588,238
Radiant Opto-Electronics Corp.	159,000	585,460
Raydium Semiconductor Corp.	23,445	291,852
RDC Semiconductor Co. Ltd. (a)	19,000	102,570
Realtek Semiconductor Corp.	161,000	1,886,723
RichWave Technology Corp.	33,302	185,713
Ruentex Development Co. Ltd.	596,550	696,593
Ruentex Industries Ltd.	230,824	434,792
Sanyang Motor Co. Ltd.	243,000	433,640
SDI Corp.	52,000	204,885
SerComm Corp.	96,000	257,236
Shin Kong Financial Holding Co. Ltd.	4,623,410	1,262,720
Shin Zu Shing Co. Ltd.	89,279	254,264
Shinkong Synthetic Fiber Co.	592,000	339,484
Shiny Chemical Industrial Co. Ltd.	58,250	245,113
Simplo Technology Co. Ltd.	66,000	662,082
SINBON Electronics Co. Ltd.	81,000	897,447
Sino-American Silicon Products, Inc.	177,000	852,478
Sinopac Financial Holdings Co.	3,764,333	2,047,119
Sitronix Technology Corp.	47,000	349,746
St. Shine Optical Co. Ltd.	31,000	251,712
Standard Foods Corp.	193,714	254,650
Synnex Technology International Corp.	478,100	964,075
Systex Corp.	76,000	201,862
Ta Chen Stainless Pipe Co. Ltd.	620,465	899,213
Taichung Commercial Bank Co. Ltd.	1,585,590	727,601
TaiDoc Technology Corp.	29,000	173,797
TaiMed Biologics, Inc. (a)	84,000	323,502
Tainan Spinning Co. Ltd.	505,000	278,198
Taishin Financial Holdings Co. Ltd.	3,879,614	2,187,254
Taiwan Business Bank	2,184,270	992,084
Taiwan Cement Corp.	2,116,387	2,667,969
Taiwan Cooperative Financial Holding Co. Ltd.	3,625,682	3,158,183
Taiwan Fertilizer Co. Ltd.	287,000	552,235
Taiwan Glass Industry Corp.	464,000	307,121
Taiwan High Speed Rail Corp.	658,000	664,946
Taiwan Hon Chuan Enterprise Co. Ltd.	134,000	436,115
Taiwan Mask Corp.	82,000	214,564
Taiwan Mobile Co. Ltd.	595,000	2,003,409
Taiwan Paiho Ltd.	127,000	230,918
Taiwan Secom Co.	108,000	381,336
Taiwan Semiconductor Co. Ltd.	102,000	305,978
Taiwan Semiconductor Manufacturing Co. Ltd.	8,635,000	141,304,390
Taiwan Surface Mounting Technology Co. Ltd.	96,000	308,717
Taiwan Union Technology Corp.	105,000	227,285
Tatung Co. Ltd. (a)	662,000	702,671
TCI Co. Ltd.	37,557	253,630
TECO Electric & Machinery Co. Ltd.	620,000	891,940
The Shanghai Commercial & Savings Bank Ltd.	1,342,437	2,028,866
Tong Hsing Electronics Industries Ltd.	50,657	280,806
Tong Yang Industry Co. Ltd.	168,000	261,001
Topco Scientific Co. Ltd.	76,304	463,812
TPK Holding Co. Ltd.	194,000	236,331
Transcend Information, Inc.	118,000	272,769
Tripod Technology Corp.	176,000	659,301
TSEC Corp. (a)	191,673	230,329
TSRC Corp.	330,000	298,486
TTY Biopharm Co. Ltd.	156,000	390,243
Tung Ho Steel Enterprise Corp.	207,040	389,095
Tung Thih Electronic Co. Ltd.	34,000	156,731
TXC Corp.	132,000	366,683
U-Ming Marine Transport Corp.	198,000	351,508
Uni-President Enterprises Corp.	1,774,000	4,249,942
Unimicron Technology Corp.	438,000	2,079,635
Union Bank of Taiwan	878,419	460,496
United Integrated Services Co.	70,000	494,338
United Microelectronics Corp.	4,326,000	6,952,891
United Renewable Energy Co. Ltd. (a)	581,796	393,694
UPI Semiconductor Corp.	17,049	176,095
USI Corp.	329,000	273,469
Vanguard International Semiconductor Corp.	321,000	909,114
Via Technologies, Inc.	80,000	193,739
Visco Vision, Inc.	20,592	196,478
VisEra Technologies Co. Ltd.	41,000	288,682
Visual Photonics Epitaxy Co. Ltd.	71,000	223,767
Voltronic Power Technology Corp.	23,075	1,325,887
Wafer Works Corp.	207,511	292,919
Walsin Lihwa Corp.	906,457	1,471,014
Walsin Technology Corp.	129,875	404,577
Wan Hai Lines Ltd.	253,305	538,167
Win Semiconductors Corp.	118,389	631,644
Winbond Electronics Corp.	1,101,363	933,977
Wisdom Marine Lines Co. Ltd.	173,000	361,867
Wistron Corp.	1,000,829	1,515,917
Wistron NeWeb Corp.	117,460	354,052
Wiwynn Corp.	31,000	1,178,931
WPG Holding Co. Ltd.	565,760	921,401
WT Microelectronics Co. Ltd.	148,235	320,769
XinTec, Inc.	66,000	211,224
Yageo Corp.	121,061	1,961,142
Yang Ming Marine Transport Corp.	621,000	1,280,219
YFY, Inc.	429,000	430,567
Yieh Phui Enterprise Co.	505,996	250,878
Yuanta Financial Holding Co. Ltd.	3,548,987	2,610,611
Yulon Finance Corp.	76,130	458,106
Yulon Motor Co. Ltd.	194,364	510,691
Zhen Ding Technology Holding Ltd.	243,000	884,629
TOTAL TAIWAN		407,238,281
Tanzania - 0.0%
Helios Towers PLC (a)	268,285	351,665
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	207,800	1,304,836
Advanced Information Service PCL NVDR	274,900	1,726,176
Airports of Thailand PCL NVDR (a)	1,529,700	3,286,772
Amata Corp. PCL NVDR	693,500	474,442
AP Thailand PCL NVDR	1,361,000	503,194
Asset World Corp. PCL (For. Reg.)	2,400,600	373,839
B. Grimm Power PCL (For. Reg.)	232,200	264,791
Bangchak Corp. PCL (For. Reg.)	266,300	236,920
Bangkok Chain Hospital PCL (For. Reg.)	273,800	174,402
Bangkok Commercial Asset Management PCL (For. Reg.)	444,400	172,378
Bangkok Dusit Medical Services PCL:
(For. Reg.)	1,755,900	1,508,664
NVDR	1,864,400	1,601,887
Bangkok Expressway and Metro PCL (For. Reg.)	2,773,700	720,217
Bangkok Life Assurance PCL NVDR	268,400	220,321
Banpu PCL:
(For. Reg.)	844,800	225,938
NVDR	2,891,600	773,346
BEC World PCL NVDR	531,800	121,764
Berli Jucker PCL (For. Reg.)	296,700	339,919
Beyond Securities PCL NVDR	522,900	113,638
BTS Group Holdings PCL:
(For. Reg.)	1,410,700	320,058
NVDR	1,890,200	427,207
Bumrungrad Hospital PCL:
(For. Reg.)	112,800	787,863
NVDR	134,300	938,032
Carabao Group PCL NVDR	161,000	338,489
Central Pattana PCL:
(For. Reg.)	494,900	989,127
NVDR	222,400	444,497
Central Plaza Hotel PCL NVDR (a)	262,600	421,989
Central Retail Corp. PCL (For. Reg.)	570,683	750,905
CH. Karnchang PCL (For. Reg.)	388,600	240,555
Charoen Pokphand Foods PCL:
(For. Reg.)	726,960	432,817
NVDR	752,100	447,785
Chularat Hospital PCL (For. Reg.)	1,771,600	181,723
CP ALL PCL:
(For. Reg.)	1,189,800	2,261,340
NVDR	978,600	1,859,932
Delta Electronics PCL:
(For. Reg.)	610,500	1,306,832
NVDR	493,000	1,055,391
Dhipaya Group Holdings PCL NVDR	170,800	194,167
Dohome PCL NVDR	543,681	206,133
Dynasty Ceramic PCL (For. Reg.)	1,960,860	129,952
Electricity Generating PCL (For. Reg.)	81,000	372,062
Energy Absolute PCL:
(For. Reg.)	372,400	741,479
NVDR	268,900	535,402
Energy Earth PCL (For. Reg.) (a)(c)	7,600	0
Global Power Synergy Public Co. Ltd. (For. Reg.)	180,500	339,588
Gulf Energy Development PCL:
(For. Reg.)	211,600	315,644
NVDR	931,700	1,389,818
Gunkul Engineering PCL (For. Reg.)	1,929,339	214,453
Hana Microelectronics PCL (For. Reg.)	154,400	188,921
Home Product Center PCL (For. Reg.)	1,427,700	587,526
Indorama Ventures PCL:
(For. Reg.)	476,600	476,166
NVDR	251,600	251,371
Intouch Holdings PCL (For. Reg.)	287,200	632,464
IRPC PCL (For. Reg.)	2,406,200	166,877
Jaymart Group Holdings PCL NVDR	226,000	131,879
JMT Network Services PCL:
(For. Reg.)	162,838	189,265
NVDR	86,900	101,003
warrants (a)	9,695	806
Kasikornbank PCL NVDR	235,500	864,736
KCE Electronics PCL (For. Reg.)	228,200	255,695
Krung Thai Bank PCL:
(For. Reg.)	599,200	316,824
NVDR	1,039,800	549,788
Krungthai Card PCL (For. Reg.)	264,900	410,583
Land & House PCL:
(For. Reg.)	1,812,800	521,207
NVDR	1,407,200	404,591
Major Cineplex Group PCL (For. Reg.)	300,500	142,843
MBK PCL NVDR unit	533,000	225,384
Mega Lifesciences PCL NVDR	175,900	211,683
Minor International PCL:
(For. Reg.)	375,749	348,081
NVDR unit	818,900	758,600
Muangthai Leasing PCL (For. Reg.)	195,300	195,539
Osotspa PCL NVDR	661,000	572,343
Plan B Media PCL NVDR unit	1,484,300	355,241
Precious Shipping PCL NVDR unit	521,200	189,840
PTG Energy PCL (For. Reg.)	341,200	136,406
PTT Exploration and Production PCL:
(For. Reg.)	321,100	1,397,327
NVDR	200,700	873,384
PTT Global Chemical PCL:
(For. Reg.)	441,700	539,046
NVDR	430,800	525,744
PTT Oil & Retail Business PCL (For. Reg.)	650,800	423,817
PTT PCL:
(For. Reg.)	2,469,500	2,248,346
NVDR	1,260,500	1,147,617
Quality Houses PCL (For. Reg.)	2,204,300	152,599
Ramkhamhaeng Hospital PCL NVDR	157,300	244,475
Ratch Group PCL:
(For. Reg.)	130,200	144,223
NVDR unit	329,700	365,209
Regional Container Lines PCL NVDR	226,000	160,781
RS PCL NVDR	563,640	241,465
Sansiri PCL NVDR	7,862,300	438,614
SCB X PCL:
(For. Reg.)	205,800	626,101
NVDR	207,600	631,577
SCG Packaging PCL NVDR	510,700	660,120
Siam Cement PCL:
(For. Reg.)	177,000	1,631,172
NVDR	123,600	1,139,056
Singer Thailand PCL NVDR	159,700	66,793
Sino-Thai Engineering & Construction PCL (For. Reg.)	521,300	177,602
Sri Trang Agro-Industry PCL (For. Reg.)	263,160	152,112
Sri Trang Gloves Thailand PCL (For. Reg.)	237,500	63,681
Srisawad Corp. PCL (For. Reg.)	187,130	306,012
Star Petroleum Refining PCL (For. Reg.)	469,800	134,129
STARK Corp. PCL NVDR (a)(c)	2,083,400	145,229
Supalai PCL (For. Reg.)	381,875	237,378
Thai Airways International PCL (For. Reg.) (a)(c)	126,000	12,252
Thai Oil PCL:
(For. Reg.)	284,697	389,768
NVDR	212,300	290,652
Thai Union Frozen Products PCL (For. Reg.)	817,400	330,828
Thai Vegetable Oil PCL	155,980	120,095
Thonburi Healthcare Group PCL NVDR	154,800	304,056
Thoresen Thai Agencies PCL NVDR	849,600	179,447
TOA Paint Thailand PCL NVDR	261,500	224,508
TQM Alpha PCL (For. Reg.)	148,900	111,535
True Corp. PCL	2,581,194	604,631
True Corp. PCL NVDR	2,367,623	554,603
VGI PCL (For. Reg.)	1,724,530	170,254
Vibhavadi Medical Center PCL NVDR	3,553,800	270,877
WHA Corp. PCL (For. Reg.)	1,819,200	235,132
TOTAL THAILAND		59,644,593
Turkey - 0.2%
Akbank TAS	1,129,187	931,725
Aksa Akrilik Kimya Sanayii	73,550	248,236
Alarko Holding AS	69,378	210,080
Anadolu Efes Biracilik Ve Malt Sanayii A/S	112,552	364,247
Aselsan A/S	252,662	580,883
Bim Birlesik Magazalar A/S JSC	170,667	1,370,495
Cimsa Cimento Sanayi Ve Ticaret A/S	29,626	129,156
Eldorado Gold Corp. (a)	66,902	739,213
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	937,283	289,596
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	523,379	891,694
Ford Otomotiv Sanayi A/S	28,470	786,560
Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S	43,548	150,000
Haci Omer Sabanci Holding A/S	439,688	863,485
Hektas Ticaret A/S (a)	402,655	557,670
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	329,178	253,507
Koc Holding A/S	289,738	1,126,838
Kontrolmatik Enerji Ve Muhendislik A/S	27,136	184,566
Koza Altin Isletmeleri A/S	357,162	346,668
Migros Turk Ticaret A/S	42,923	384,843
Nuh Cimento Sanayi A/S	28,101	186,507
Odas Elektrik Uretim Ve Sanayi (a)	504,395	154,548
Oyak Cimento Fabrikalari A/S (a)	154,169	239,360
Pegasus Hava Tasimaciligi A/S (a)	16,137	368,094
Petkim Petrokimya Holding A/S (a)	463,024	309,452
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	222,937	333,062
Sasa Polyester Sanayi A/S	158,417	811,163
TAV Havalimanlari Holding A/S (a)	82,156	297,555
Tekfen Holding A/S	99,378	147,140
Turk Hava Yollari AO (a)	213,448	1,402,393
Turkcell Iletisim Hizmet A/S	450,157	766,018
Turkiye Is Bankasi A/S Series C	1,260,508	701,812
Turkiye Petrol Rafinerileri A/S	318,318	1,084,980
Turkiye Sise ve Cam Fabrikalari A/S	534,418	1,012,706
Yapi ve Kredi Bankasi A/S	1,123,910	547,178
TOTAL TURKEY		18,771,430
Ukraine - 0.0%
Ferrexpo PLC	104,604	142,109
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	993,046	2,385,063
Abu Dhabi Islamic Bank	506,454	1,566,680
Abu Dhabi National Oil Co. for Distribution PJSC	1,077,552	1,288,145
Air Arabia PJSC (a)	900,307	536,904
Al Yah Satellite Communications Co. PJSC (Yahsat)	450,464	315,250
Aldar Properties PJSC	1,316,684	1,936,142
Aramex Co.	319,813	284,778
Dana Gas PJSC	1,508,561	367,250
Dubai Financial Market PJSC (a)	659,545	269,400
Dubai Investments Ltd. (a)	797,950	532,358
Dubai Islamic Bank Pakistan Ltd. (a)	973,213	1,473,481
Emaar Properties PJSC	2,448,334	3,953,550
Emirates Central Cooling Systems Corp.	1,325,282	624,333
Emirates NBD Bank PJSC (a)	639,448	2,455,196
Emirates Telecommunications Corp.	1,254,288	8,197,291
First Abu Dhabi Bank PJSC	1,575,922	6,085,171
Multiply Group	1,167,490	1,068,204
National Central Cooling Co.	449,997	359,037
Network International Holdings PLC (a)(d)	193,532	941,753
NMC Health PLC (a)	17,953	45
Q Holding Pjsc	730,411	507,188
Sharjah Islamic Bank	688,471	361,830
TOTAL UNITED ARAB EMIRATES		35,509,049
United Kingdom - 7.7%
3i Group PLC	344,704	7,669,331
888 Holdings PLC (a)	150,353	151,165
A.G. Barr PLC	41,641	263,232
Abrdn PLC	737,598	1,971,679
Admiral Group PLC	62,250	1,807,957
Advanced Medical Solutions Group PLC	84,043	258,772
AJ Bell PLC	112,126	459,663
Allfunds Group PLC	88,299	583,294
Alpha Financial Markets Consulting PLC	44,860	262,157
Alpha FX Group PLC	11,499	313,595
Alphawave IP Group PLC (a)	102,089	130,097
Ascential PLC (a)	162,065	519,779
Ashmore Group PLC	171,901	525,401
Ashtead Group PLC	156,113	8,979,846
ASOS PLC (a)	24,991	231,410
Associated British Foods PLC	125,985	3,096,967
Assura PLC	1,029,738	658,709
Aston Martin Lagonda Global Holdings PLC (a)(d)	151,667	461,270
AstraZeneca PLC (United Kingdom)	541,900	79,747,622
Auction Technology Group PLC (a)	32,162	283,341
Auto Trader Group PLC (d)	327,755	2,621,049
Aviva PLC	968,511	5,148,655
Avon Protection PLC	11,701	146,023
B&M European Value Retail SA	358,257	2,159,799
Babcock International Group PLC (a)	93,012	371,018
BAE Systems PLC	1,090,746	13,896,087
Balfour Beatty PLC	219,970	1,058,793
Barclays PLC	5,579,780	11,239,978
Barratt Developments PLC	351,351	2,207,802
Beazley PLC	261,977	1,960,622
Bellway PLC	43,065	1,305,421
Berkeley Group Holdings PLC	37,263	2,082,542
Big Yellow Group PLC	59,536	915,820
Bodycote PLC	70,348	610,470
Boohoo.Com PLC (a)	356,034	220,501
BP PLC	6,357,510	42,652,505
Breedon Group PLC	599,851	517,904
Bridgepoint Group Holdings Ltd. (d)	94,749	286,973
British American Tobacco PLC (United Kingdom)	744,458	27,504,589
British Land Co. PLC	323,095	1,625,011
Britvic PLC	99,830	1,146,089
BT Group PLC	2,486,009	4,962,938
Bunzl PLC	120,213	4,780,098
Burberry Group PLC	134,767	4,388,336
Bytes Technology Group PLC	82,708	432,196
Capita Group PLC (a)	717,921	313,441
Capricorn Energy PLC	113,801	313,785
Central Asia Metals PLC	97,865	252,748
Centrica PLC	2,100,256	3,022,224
Ceres Power Holdings PLC (a)(b)	46,683	204,989
Chemring Group PLC	112,078	400,025
Civitas Social Housing PLC	229,221	153,543
CK Hutchison Holdings Ltd.	955,000	6,384,586
Clarkson PLC	11,020	429,331
Close Brothers Group PLC	54,053	616,814
CNH Industrial NV	362,216	5,086,858
Coats Group PLC	586,278	576,181
Coca-Cola European Partners PLC	73,284	4,724,619
Compass Group PLC	605,659	15,977,866
Computacenter PLC	28,463	821,299
ConvaTec Group PLC (d)	569,706	1,573,720
Craneware PLC	9,865	167,371
Cranswick PLC	19,279	777,747
Crest Nicholson Holdings PLC	99,444	336,186
Croda International PLC	50,257	4,408,602
Currys PLC	404,831	290,000
Custodian (REIT) PLC	176,590	209,723
CVS Group PLC	28,070	747,872
Darktrace PLC (a)	114,109	401,682
DCC PLC (United Kingdom)	33,942	2,108,943
Dechra Pharmaceuticals PLC	39,754	1,863,539
Deliveroo PLC Class A (a)(d)	350,502	481,900
Derwent London PLC	33,650	1,015,797
Diageo PLC	789,928	36,033,442
Diploma PLC	43,037	1,452,770
Direct Line Insurance Group PLC	461,175	994,852
Discoverie Group PLC	36,520	387,826
Domino's Pizza UK & IRL PLC	143,548	530,748
Dowlais Group PLC	463,037	771,628
Dr. Martens Ltd.	215,264	449,355
Drax Group PLC	140,447	1,111,287
DS Smith PLC	477,237	1,859,879
Dunelm Group PLC	42,722	615,297
easyJet PLC (a)	107,598	672,874
Elementis PLC (a)	234,462	370,093
EMIS Group PLC	19,237	394,554
Empiric Student Property PLC	222,673	258,576
EnQuest PLC (a)	650,892	136,771
Entain PLC	212,695	3,859,876
Ergomed PLC (a)	16,383	220,306
Essentra PLC	117,922	306,030
FD Technologies PLC (a)	10,128	239,802
Fever-Tree Drinks PLC	38,482	655,792
Firstgroup PLC	279,672	395,061
Forterra PLC (d)	97,535	237,064
Frasers Group PLC (a)	59,365	573,355
Future PLC	40,622	575,863
Games Workshop Group PLC	11,482	1,431,456
Gamma Communications PLC	30,395	443,871
GB Group PLC	82,434	337,318
Genuit Group PLC	91,160	344,269
Genus PLC	23,433	791,600
Grafton Group PLC unit	79,924	870,653
Grainger Trust PLC	275,790	896,305
Great Portland Estates PLC	75,983	509,448
Greatland Gold PLC (a)	1,837,389	185,655
Greggs PLC	37,830	1,339,758
Halfords Group PLC	89,073	235,303
Halma PLC	141,578	4,106,582
Hammerson PLC (b)	1,387,890	489,431
Harbour Energy PLC	155,684	483,857
Hargreaves Lansdown PLC	122,027	1,231,460
Hays PLC	634,382	907,281
Helical PLC	38,661	145,762
Hill & Smith Holdings PLC	30,880	534,004
Hiscox Ltd.	120,555	1,790,819
Home (REIT) PLC (c)	386,246	184,700
Howden Joinery Group PLC	194,778	1,675,814
HSBC Holdings PLC (United Kingdom) (b)	6,972,641	50,254,262
Hunting PLC	53,748	158,062
Ibstock PLC (d)	164,143	350,069
IG Group Holdings PLC	138,115	1,273,180
IMI PLC	90,885	1,821,805
Impax Asset Management Group PLC	32,617	321,373
Imperial Brands PLC	315,929	7,820,538
Inchcape PLC	142,411	1,447,013
Indivior PLC (a)	49,617	951,555
Informa PLC	489,415	4,444,512
IntegraFin Holdings PLC	112,926	386,306
InterContinental Hotel Group PLC	62,707	4,311,526
Intermediate Capital Group PLC	101,750	1,664,284
International Distributions Services PLC	266,785	848,934
Intertek Group PLC	59,954	3,131,429
Investec PLC	241,180	1,343,655
IP Group PLC	375,755	265,866
ITM Power PLC (a)(b)	154,699	151,996
ITV PLC	1,255,303	1,274,387
J Sainsbury PLC	604,606	2,100,194
J.D. Wetherspoon PLC (a)	37,311	334,330
JD Sports Fashion PLC	892,896	1,807,218
Jet2 PLC	56,923	877,056
John Wood Group PLC (a)	248,571	704,131
Johnson Matthey PLC	63,228	1,560,232
Johnson Service Group PLC	184,035	281,244
Jupiter Fund Management PLC	183,797	300,283
Just Eat Takeaway.com NV (a)(d)	65,737	1,152,765
Just Group PLC	385,987	428,334
Kainos Group PLC	28,421	442,904
Kape Technologies PLC (a)	61,214	220,791
Keller Group PLC	30,751	258,157
Kingfisher PLC	677,345	2,195,341
Lancashire Holdings Ltd.	88,494	681,191
Land Securities Group PLC	262,853	2,227,156
Learning Technologies Group PLC	203,256	287,372
Legal & General Group PLC	2,094,838	6,163,122
Liontrust Asset Management PLC	24,193	261,479
Lloyds Banking Group PLC	23,469,837	14,258,438
London Stock Exchange Group PLC	130,475	13,698,996
Londonmetric Properity PLC	330,139	799,102
LXI REIT PLC	622,258	824,252
M&G PLC	843,219	2,173,476
Man Group PLC	450,031	1,284,990
Marks & Spencer Group PLC (a)	690,257	1,425,704
Marlowe PLC (a)	30,093	190,610
Marshalls PLC	83,990	317,297
Melrose Industries PLC	463,037	2,380,060
Mitchells & Butlers PLC (a)	99,019	217,898
Mitie Group PLC	551,782	637,976
Molten Ventures PLC (a)	48,802	171,607
Moneysupermarket.com Group PLC	198,400	683,189
Morgan Advanced Materials PLC	106,225	409,172
Morgan Sindall PLC	16,946	360,769
National Express Group PLC Class L	191,929	292,825
National Grid PLC	1,240,568	17,787,171
NatWest Group PLC	1,859,874	6,126,609
NCC Group Ltd.	116,431	157,153
Next Fifteen Communications Group PLC	29,754	314,852
Next PLC	46,280	3,920,145
Ninety One PLC	158,043	359,702
Ocado Group PLC (a)	210,847	1,338,689
OSB Group PLC	156,066	974,403
Oxford Instruments PLC	24,964	865,909
Oxford Nanopore Technologies Ltd. (a)	116,291	335,850
Pagegroup PLC	120,559	687,564
Pan African Resources PLC	858,654	191,003
Pantheon Resources PLC (a)(b)	278,929	65,447
Paragon Banking Group PLC	99,392	627,677
Pearson PLC	231,774	2,578,668
Pennon Group PLC	91,850	992,719
Pepco Group NV (a)	63,460	608,055
Persimmon PLC	110,198	1,819,776
Petrofac Ltd. (a)(b)	196,550	176,492
Pets At Home Group PLC	174,470	845,487
Phoenix Group Holdings PLC	251,638	1,871,544
Picton Property Income Ltd.	201,731	193,440
Playtech Ltd. (a)	79,616	577,331
Premier Foods PLC	252,287	397,595
Primary Health Properties PLC	461,427	617,592
PZ Cussons PLC Class L	109,733	276,503
QinetiQ Group PLC	202,915	947,120
Quilter PLC (d)	484,830	518,523
Rathbone Brothers PLC	22,276	547,029
Reach PLC	118,363	125,696
Reckitt Benckiser Group PLC	248,769	20,102,977
Redde Northgate PLC	89,139	421,216
Redrow PLC	116,534	757,900
Regional REIT Ltd. (d)	162,108	113,070
RELX PLC (London Stock Exchange)	662,107	22,017,445
Renewi PLC (a)	35,482	267,552
Renishaw PLC	12,508	566,528
Rentokil Initial PLC	891,230	7,095,309
Restore PLC	50,039	184,257
Rightmove PLC	290,251	2,094,526
Rolls-Royce Holdings PLC (a)	2,994,805	5,737,056
Rotork PLC	301,253	1,238,021
RS GROUP PLC	162,059	1,876,594
RWS Holdings PLC	112,409	359,956
S4 Capital PLC (a)	213,024	391,404
Safestore Holdings PLC	71,199	886,293
Sage Group PLC	365,344	3,758,570
Savills PLC	50,813	614,007
Schroders PLC	350,344	2,138,512
Segro PLC	426,124	4,470,616
Serco Group PLC	424,277	811,013
Serica Energy PLC	79,494	237,372
Severn Trent PLC	84,579	3,116,559
Shaftesbury Capital PLC	480,646	711,573
Smart Metering Systems PLC	45,791	456,354
Smith & Nephew PLC	309,924	5,104,375
Smiths Group PLC	128,430	2,713,208
Softcat PLC	44,975	755,704
Spectris PLC	36,810	1,738,950
Spirax-Sarco Engineering PLC	26,510	3,694,793
Spire Healthcare Group PLC (d)	137,683	395,381
Spirent Communications PLC	212,500	480,707
SSE PLC	372,224	8,588,387
SSP Group PLC (a)	278,789	903,249
St. James's Place PLC	186,977	2,835,074
Standard Chartered PLC (United Kingdom)	869,844	6,869,521
SThree PLC	55,699	295,049
Subsea 7 SA	84,579	965,467
Supermarket Income (REIT) PLC	439,914	483,754
Synthomer PLC	131,588	197,786
Tate & Lyle PLC	141,637	1,450,719
Taylor Wimpey PLC	1,215,212	1,957,893
Team17 Group PLC (a)	40,289	183,292
Telecom Plus PLC	21,864	496,245
Tesco PLC	2,547,275	9,005,771
The Weir Group PLC	89,488	2,069,338
THG PLC (a)	266,584	334,962
TORM PLC	11,148	347,731
TP ICAP Group PLC	280,901	600,491
Trainline PLC (a)(d)	172,975	542,162
Travis Perkins PLC	74,932	902,156
Tritax Big Box REIT PLC	635,234	1,238,210
Tyman PLC	89,035	275,821
Unilever PLC	880,577	49,032,406
Unite Group PLC	113,481	1,367,699
United Utilities Group PLC	232,489	3,161,394
Urban Logistics REIT PLC	167,435	297,539
Vanquis Banking Group PLC	88,589	250,502
Vesuvius PLC	79,348	404,267
Victoria PLC (a)(b)	22,703	148,652
Victrex PLC	31,978	673,557
Virgin Money UK PLC	448,471	878,677
Vistry Group PLC	121,230	1,192,184
Vodafone Group PLC	9,156,408	10,998,003
Volution Group PLC	76,835	418,501
Warehouse (REIT) PLC	213,527	293,575
Watches of Switzerland Group PLC (a)(d)	84,557	883,610
WH Smith PLC	46,066	911,243
Whitbread PLC	68,960	2,814,028
Wickes Group PLC	112,155	190,002
Workspace Group PLC	60,304	361,807
WPP PLC	366,742	4,274,165
Yellow Cake PLC (a)(d)	67,761	320,196
YouGov PLC	36,770	392,791
TOTAL UNITED KINGDOM		774,908,175
United States of America - 4.2%
Bausch Health Cos., Inc. (Canada) (a)	100,945	742,829
Brookfield Renewable Corp.	46,884	1,566,549
BRP, Inc.	12,839	959,194
Burford Capital Ltd.	66,068	868,504
Carnival PLC (a)	51,162	422,497
CSL Ltd.	169,447	33,827,852
CyberArk Software Ltd. (a)	14,257	1,776,422
Diversified Gas & Oil PLC	324,379	386,057
Energy Fuels, Inc. (a)	57,596	327,335
Experian PLC	324,348	11,483,503
Fiverr International Ltd. (a)(b)	11,537	421,331
GSK PLC	1,422,342	25,649,328
Haleon PLC	1,794,434	7,889,586
Holcim AG	193,442	12,729,494
InMode Ltd. (a)	25,360	944,914
James Hardie Industries PLC CDI	154,236	3,441,794
JBS SA	300,100	1,076,986
Legend Biotech Corp. ADR (a)	24,898	1,710,742
Maxeon Solar Technologies Ltd. (a)(b)	9,744	273,904
MDA Ltd. (a)	25,218	124,150
Nestle SA (Reg. S)	959,319	123,070,626
Parade Technologies Ltd.	27,000	826,366
PolyPeptide Group AG (d)	5,448	136,528
Primo Water Corp.	63,078	958,155
QIAGEN NV (Germany) (a)	79,535	3,550,281
REC Silicon ASA (a)(b)	105,508	158,306
Reliance Worldwide Corp. Ltd.	273,938	747,065
Resolute Forest Products, Inc. rights (a)(c)	19,734	0
RHI Magnesita NV	10,125	287,576
Roche Holding AG:
(Bearer)	18,545	6,273,992
(participation certificate)	235,565	73,764,873
Sanofi SA	399,064	43,006,431
Schneider Electric SA	190,192	33,167,943
Sims Ltd.	61,062	639,915
Stellantis NV (Italy)	790,620	13,067,763
Swiss Re Ltd.	105,350	10,574,483
Tenaris SA	163,855	2,343,991
Titan Cement International Trading SA	20,111	331,961
Vobile Group Ltd. (a)(b)	520,000	202,927
TOTAL UNITED STATES OF AMERICA		419,732,153
Zambia - 0.1%
First Quantum Minerals Ltd.	210,110	5,105,230
TOTAL COMMON STOCKS (Cost $9,449,860,167)		9,678,367,555

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.3%
Alpargatas SA (PN)	77,400	114,987
Azul SA (a)	101,900	221,868
Banco ABC Brasil SA Series A	52,789	176,958
Banco Bradesco SA (PN)	1,693,152	4,701,503
Banco do Estado Rio Grande do Sul SA Class B	92,900	198,175
Banco Pan SA	188,900	202,996
Bradespar SA (PN)	112,056	532,445
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	162,011	1,182,650
Companhia Energetica de Minas Gerais (CEMIG) (PN)	484,894	1,200,618
Companhia Energetica do Ceara	13,800	138,338
Gerdau SA	416,118	2,100,696
Gol Linhas Aereas Inteligentes SA (PN) (a)	92,946	123,734
Itau Unibanco Holding SA	1,712,760	8,900,665
Itausa-Investimentos Itau SA (PN)	1,882,769	3,276,482
Metalurgica Gerdau SA (PN)	260,200	608,271
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,707,686	8,114,230
Unipar Carbocloro SA	17,790	232,727
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	218,600	315,554
TOTAL BRAZIL		32,342,897
Chile - 0.0%
Embotelladora Andina SA Class B	156,427	391,857
Sociedad Quimica y Minera de Chile SA (PN-B)	51,215	3,467,203
TOTAL CHILE		3,859,060
Colombia - 0.0%
Bancolombia SA (PN)	136,628	846,291
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	39,187	4,156,090
Dr. Ing. h.c. F. Porsche AG Series F (d)	39,697	4,960,357
Draegerwerk AG & Co. KGaA (non-vtg.)	4,906	275,702
Einhell Germany AG	1,330	230,088
Fuchs Petrolub AG	24,402	962,611
Henkel AG & Co. KGaA	52,698	4,260,556
Jungheinrich AG	17,747	685,222
Porsche Automobil Holding SE (Germany)	52,550	2,926,889
Sartorius AG (non-vtg.)	8,657	3,353,965
Sixt SE Preference Shares	3,271	259,871
Sto SE & Co. KGaA	1,245	242,546
Volkswagen AG	63,586	8,682,654
TOTAL GERMANY		30,996,551
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	21,782	445,469
Korea (South) - 0.2%
Daishin Securities Co. Ltd.	17,082	164,232
Hyundai Motor Co. Ltd.	5,432	431,305
Hyundai Motor Co. Ltd. Series 2	25,979	2,155,865
LG Chemical Ltd.	4,504	1,318,570
LG H & H Co. Ltd.	1,095	219,469
Samsung Electronics Co. Ltd.	284,458	11,896,445
TOTAL KOREA (SOUTH)		16,185,886
Russia - 0.0%
Surgutneftegas OJSC (c)	1,961,555	39,707
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $94,436,139)		84,715,861

Government Obligations - 0.2%
	Principal Amount (g)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (h) (Cost $14,887,839)	15,000,000	14,879,204

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (i)	199,535,095	199,575,002
Fidelity Securities Lending Cash Central Fund 4.88% (f)(i)	70,260,400	70,267,426
TOTAL MONEY MARKET FUNDS (Cost $269,842,428)		269,842,428

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $9,829,026,573)	10,047,805,048
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(29,722,170)
NET ASSETS - 100.0%	10,018,082,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,537	Jun 2023	165,196,760	9,175,597	9,175,597
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,384	Jun 2023	68,106,640	1,325,396	1,325,396
TME S&P/TSX 60 Index Contracts (Canada)	105	Jun 2023	19,351,589	891,469	891,469

TOTAL FUTURES CONTRACTS					11,392,462
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,391,225 or 2.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Investment made with cash collateral received from securities on loan.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,487,098.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	50,479,298	802,228,319	653,132,615	3,105,759	-	-	199,575,002	0.5%
Fidelity Securities Lending Cash Central Fund 4.88%	54,404,001	120,728,458	104,865,033	1,016,603	-	-	70,267,426	0.2%
Total	104,883,299	922,956,777	757,997,648	4,122,362	-	-	269,842,428

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	544,360,021	140,726,596	402,905,114	728,311
Consumer Discretionary	1,144,996,124	336,807,328	807,915,610	273,186
Consumer Staples	848,496,278	266,735,293	581,747,178	13,807
Energy	537,012,792	214,498,701	320,694,170	1,819,921
Financials	1,882,102,618	837,262,325	1,044,567,208	273,085
Health Care	925,510,211	162,713,660	762,796,551	-
Industrials	1,355,368,157	574,943,542	780,233,766	190,849
Information Technology	1,049,670,978	250,166,039	799,504,939	-
Materials	845,539,334	341,600,814	501,871,181	2,067,339
Real Estate	308,580,051	105,028,377	203,109,460	442,214
Utilities	321,446,852	151,883,158	169,459,144	104,550

Government Obligations	14,879,204	-	14,879,204	-

Money Market Funds	269,842,428	269,842,428	-	-
Total Investments in Securities:	10,047,805,048	3,652,208,261	6,389,683,525	5,913,262
Derivative Instruments:

Assets
Futures Contracts	11,392,462	11,392,462	-	-
Total Assets	11,392,462	11,392,462	-	-
Total Derivative Instruments:	11,392,462	11,392,462	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,392,462	0
Total Equity Risk	11,392,462	0
Total Value of Derivatives	11,392,462	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,133,352) - See accompanying schedule:
Unaffiliated issuers (cost $9,559,184,145)	$9,777,962,620
Fidelity Central Funds (cost $269,842,428)	269,842,428

Total Investment in Securities (cost $9,829,026,573)		$10,047,805,048
Cash		96,296
Foreign currency held at value (cost $12,859,202)		12,617,559
Receivable for fund shares sold		14,498,161
Dividends receivable		36,203,416
Reclaims receivable		17,045,129
Distributions receivable from Fidelity Central Funds		997,786
Receivable for daily variation margin on futures contracts		319,181
Other receivables		3,204
Total assets		10,129,585,780
Liabilities
Payable for investments purchased on a delayed delivery basis	$378,289
Payable for fund shares redeemed	31,423,907
Accrued management fee	497,042
Deferred taxes	8,934,582
Other payables and accrued expenses	374
Collateral on securities loaned	70,268,708
Total Liabilities		111,502,902
Net Assets		$10,018,082,878
Net Assets consist of:
Paid in capital		$9,905,874,712
Total accumulated earnings (loss)		112,208,166
Net Assets		$10,018,082,878
Net Asset Value , offering price and redemption price per share ($10,018,082,878 ÷ 787,536,616 shares)		$12.72

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$142,811,885
Non-Cash dividends		7,843,619
Interest		218,667
Income from Fidelity Central Funds (including $1,016,603 from security lending)		4,122,362
Income before foreign taxes withheld		$154,996,533
Less foreign taxes withheld		(15,541,281)
Total Income		139,455,252
Expenses
Management fee	$2,813,987
Independent trustees' fees and expenses	15,974
Total expenses before reductions	2,829,961
Expense reductions	(16,305)
Total expenses after reductions		2,813,656
Net Investment income (loss)		136,641,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $52,733)	(47,822,798)
Foreign currency transactions	1,180,994
Futures contracts	21,958,088
Total net realized gain (loss)		(24,683,716)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,753,781)	1,538,139,059
Assets and liabilities in foreign currencies	1,259,628
Futures contracts	8,654,184
Total change in net unrealized appreciation (depreciation)		1,548,052,871
Net gain (loss)		1,523,369,155
Net increase (decrease) in net assets resulting from operations		$1,660,010,751
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$136,641,596	$257,868,708
Net realized gain (loss)	(24,683,716)	(81,766,221)
Change in net unrealized appreciation (depreciation)	1,548,052,871	(2,621,790,004)
Net increase (decrease) in net assets resulting from operations	1,660,010,751	(2,445,687,517)
Distributions to shareholders	(218,213,495)	(217,671,505)
Share transactions
Proceeds from sales of shares	1,911,952,534	3,856,408,422
Reinvestment of distributions	204,119,321	206,193,841
Cost of shares redeemed	(1,558,635,554)	(1,938,049,642)
Net increase (decrease) in net assets resulting from share transactions	557,436,301	2,124,552,621
Total increase (decrease) in net assets	1,999,233,557	(538,806,401)

Net Assets
Beginning of period	8,018,849,321	8,557,655,722
End of period	$10,018,082,878	$8,018,849,321

Other Information
Shares
Sold	156,597,402	300,730,591
Issued in reinvestment of distributions	17,551,102	14,892,066
Redeemed	(127,446,196)	(152,548,294)
Net increase (decrease)	46,702,308	163,074,363

Financial Highlights
Fidelity® Total International Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$14.81	$11.54	$12.09	$11.14	$12.39
Income from Investment Operations
Net investment income (loss) A,B	.18	.38	.35	.27	.37	.34
Net realized and unrealized gain (loss)	2.01	(4.00)	3.14	(.50)	.81	(1.36)
Total from investment operations	2.19	(3.62)	3.49	(.23)	1.18	(1.02)
Distributions from net investment income	(.29)	(.37)	(.22)	(.32)	(.23)	(.17)
Distributions from net realized gain	-	-	-	-	-	(.06)
Total distributions	(.29)	(.37)	(.22)	(.32)	(.23)	(.23)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$12.72	$10.82	$14.81	$11.54	$12.09	$11.14
Total Return D,E	20.53%	(25.01)%	30.47%	(1.97)%	10.88%	(8.42)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.06% H	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06% H	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.06% H	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.92% H	3.04%	2.47%	2.41%	3.25%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,018,083	$8,018,849	$8,557,656	$4,656,266	$3,254,707	$589,295
Portfolio turnover rate I	2% H	3% J	5%	4%	4%	3%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,534,146,029
Gross unrealized depreciation	(1,345,530,585)
Net unrealized appreciation (depreciation)	$188,615,444
Tax cost	$9,870,582,066

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(44,289,716)
Long-term	(79,235,544)
Total capital loss carryforward	$(123,525,260)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	467,316,178	111,604,181

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total International Index Fund	13,066,155	51,582,020	176,131,768

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total International Index Fund	$107,343	$590	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,305.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Total International Index Fund	.06%
Actual		$ 1,000	$ 1,205.30	$ .33
Hypothetical- B		$ 1,000	$ 1,024.50	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9879614.106
TI1-I-SANN-0623
Fidelity® Series Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6
Nestle SA (Reg. S) (United States of America, Food Products)	1.4
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	0.9
11.0

Market Sectors (% of Fund's net assets)

Financials	22.1
Industrials	12.4
Consumer Discretionary	11.9
Information Technology	10.1
Health Care	9.7
Consumer Staples	8.9
Materials	7.4
Communication Services	5.7
Energy	5.6
Utilities	2.5
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Futures - 3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value ($)
Australia - 4.9%
Ampol Ltd.	347,809	6,939,738
AngloGold Ashanti Ltd.	609,653	16,293,929
ANZ Group Holdings Ltd.	4,339,142	70,460,061
APA Group unit	1,702,939	11,626,707
Aristocrat Leisure Ltd.	862,984	21,829,588
ASX Ltd.	280,677	12,773,479
Aurizon Holdings Ltd.	2,706,594	6,153,847
BHP Group Ltd.	7,356,077	218,309,972
BlueScope Steel Ltd.	669,842	8,903,352
Brambles Ltd.	2,013,492	19,073,466
Cochlear Ltd.	96,277	15,786,313
Coles Group Ltd.	1,955,579	23,623,740
Commonwealth Bank of Australia	2,458,900	162,720,411
Computershare Ltd.	785,691	11,695,651
DEXUS Property Group unit	1,577,389	8,175,586
EBOS Group Ltd. (a)	237,744	6,524,411
Endeavour Group Ltd.	2,078,749	9,369,343
Flutter Entertainment PLC (b)	76,515	15,303,900
Flutter Entertainment PLC (Ireland) (b)	165,998	33,125,580
Fortescue Metals Group Ltd.	2,460,422	34,425,315
Glencore PLC	14,965,018	88,333,014
Goodman Group unit	2,462,831	31,749,916
IDP Education Ltd.	288,560	5,421,112
IGO Ltd.	976,597	8,993,370
Insurance Australia Group Ltd.	3,567,109	11,818,149
Lendlease Group unit	1,011,311	5,022,564
Macquarie Group Ltd.	532,589	64,971,505
Medibank Private Ltd.	3,967,707	9,389,819
Mineral Resources Ltd.	248,827	12,274,797
Mirvac Group unit	5,786,159	9,289,257
National Australia Bank Ltd.	4,572,717	88,030,106
Newcrest Mining Ltd.	1,300,254	24,828,182
Northern Star Resources Ltd.	1,688,555	15,061,597
Orica Ltd.	659,587	7,119,464
Origin Energy Ltd.	2,504,019	13,883,577
Pilbara Minerals Ltd.	3,710,169	10,559,923
Qantas Airways Ltd. (b)	1,347,430	5,942,095
QBE Insurance Group Ltd.	2,157,130	22,058,376
Ramsay Health Care Ltd.	266,894	11,476,778
REA Group Ltd.	76,832	7,225,932
Reece Ltd.	318,073	3,874,643
Rio Tinto Ltd.	539,664	40,477,321
Rio Tinto PLC	1,634,101	103,883,717
Santos Ltd.	4,592,339	21,754,354
Scentre Group unit	7,501,402	14,395,906
SEEK Ltd.	492,264	8,031,929
Sonic Healthcare Ltd.	664,056	15,653,761
South32 Ltd.	6,686,684	18,901,600
Stockland Corp. Ltd. unit	3,481,504	10,320,495
Suncorp Group Ltd.	1,838,928	15,310,971
Telstra Group Ltd.	5,885,187	17,074,207
The GPT Group unit	2,814,857	8,277,157
The Lottery Corp. Ltd.	3,220,342	10,797,759
Transurban Group unit	4,455,168	44,432,722
Treasury Wine Estates Ltd.	1,060,170	9,820,462
Vicinity Centres unit	5,665,744	7,920,541
Washington H. Soul Pattinson & Co. Ltd.	316,044	6,615,895
Wesfarmers Ltd.	1,647,335	56,986,949
Westpac Banking Corp.	5,077,560	76,006,917
WiseTech Global Ltd.	212,332	9,726,020
Woodside Energy Group Ltd.	2,757,240	62,562,690
Woolworths Group Ltd.	1,770,472	45,672,584
TOTAL AUSTRALIA		1,775,062,522
Austria - 0.1%
Erste Group Bank AG	498,960	18,094,050
Mondi PLC	235,205	3,724,449
Mondi PLC	485,897	7,724,736
OMV AG	212,545	10,033,271
Verbund AG (a)	98,878	8,814,352
Voestalpine AG (a)	170,094	5,881,446
TOTAL AUSTRIA		54,272,304
Belgium - 0.5%
Ageas	231,823	10,317,454
Anheuser-Busch InBev SA NV (a)	1,262,110	82,061,697
D'ieteren Group	35,026	6,580,473
Elia Group SA/NV	46,408	6,361,440
Groupe Bruxelles Lambert SA	144,498	12,944,777
KBC Group NV	363,028	25,913,331
Sofina SA (a)	21,649	4,957,076
Solvay SA Class A	106,785	12,807,987
UCB SA	182,314	16,959,285
Umicore SA	304,866	9,997,332
Warehouses de Pauw	238,723	7,133,885
Warehouses de Pauw rights 5/12/23 (b)(c)	238,723	263,049
TOTAL BELGIUM		196,297,786
Brazil - 1.1%
Ambev SA	6,634,830	18,835,798
Atacadao SA	981,000	2,114,309
B3 SA - Brasil Bolsa Balcao	8,868,875	20,768,367
Banco Bradesco SA	1,011,938	2,519,802
Banco BTG Pactual SA unit	1,712,000	8,038,622
Banco do Brasil SA	1,240,200	10,656,997
Banco Santander SA (Brasil) unit	526,800	2,837,948
BB Seguridade Participacoes SA	1,014,200	6,976,463
CCR SA	1,847,800	5,027,196
Centrais Eletricas Brasileiras SA (Electrobras)	1,656,230	11,240,103
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	483,800	4,474,456
Companhia Siderurgica Nacional SA (CSN)	940,600	2,679,724
Cosan SA	1,794,832	5,390,469
CPFL Energia SA	327,700	2,177,308
Energisa SA unit	277,300	2,323,898
Eneva SA (b)	1,402,900	3,192,372
ENGIE Brasil Energia SA	321,150	2,654,680
Equatorial Energia SA	1,486,900	8,150,256
Hapvida Participacoes e Investimentos SA (b)(d)	7,666,144	4,242,062
Hypera SA	604,600	4,515,287
Klabin SA unit	1,143,000	4,383,815
Localiza Rent a Car SA	1,092,320	12,704,095
Localiza Rent a Car SA rights 5/11/23 (b)	4,887	16,813
Lojas Renner SA	1,467,809	4,661,393
Magazine Luiza SA	4,237,132	2,837,327
Natura & Co. Holding SA	1,260,719	2,795,532
Petro Rio SA (b)	1,029,600	7,173,223
Petroleo Brasileiro SA - Petrobras (ON)	4,731,911	25,301,750
Raia Drogasil SA	1,593,600	8,396,449
Rede D'Oregon Sao Luiz SA (d)	807,811	3,703,965
Rumo SA	1,898,700	7,499,176
Sendas Distribuidora SA	1,796,300	4,426,105
Suzano Papel e Celulose SA	1,079,495	8,613,798
Telefonica Brasil SA	741,940	6,116,639
TIM SA	1,279,303	3,590,810
Totvs SA	767,600	3,948,959
Ultrapar Participacoes SA	1,035,200	2,996,970
Vale SA	5,386,547	78,187,979
Vale SA sponsored ADR	166,080	2,393,213
Vibra Energia SA	1,641,550	4,344,292
Weg SA	2,448,332	20,184,332
Wheaton Precious Metals Corp.	658,094	32,471,184
Yara International ASA	238,358	9,590,638
TOTAL BRAZIL		385,154,574
Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	715,798	40,606,882
Air Canada (b)	252,290	3,530,589
Algonquin Power & Utilities Corp. (a)	962,306	8,182,282
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (a)	1,178,951	58,840,954
AltaGas Ltd. (a)	409,959	7,171,294
ARC Resources Ltd.	917,538	11,397,693
Bank of Montreal (a)	981,619	88,485,905
Bank of Nova Scotia (a)	1,728,708	86,291,857
Barrick Gold Corp. (Canada)	2,561,589	48,703,940
BCE, Inc.	105,838	5,087,036
Brookfield Asset Management Ltd. Class A	514,532	17,249,174
Brookfield Corp. (Canada) Class A	2,056,540	66,727,312
CAE, Inc. (b)	460,849	10,371,101
Cameco Corp. (a)	630,826	17,343,816
Canadian Apartment Properties (REIT) unit (a)	126,459	4,632,365
Canadian Imperial Bank of Commerce (a)	1,315,745	55,160,583
Canadian National Railway Co.	833,800	99,390,117
Canadian Natural Resources Ltd.	1,608,063	97,989,948
Canadian Pacific Kansas City Ltd. (a)	1,350,331	106,443,777
Canadian Tire Ltd. Class A (non-vtg.) (a)	80,065	10,495,881
Canadian Utilities Ltd. Class A (non-vtg.) (a)	188,099	5,438,121
CCL Industries, Inc. Class B	223,630	10,515,900
Cenovus Energy, Inc. (Canada)	2,090,242	35,082,927
CGI, Inc. Class A (sub. vtg.) (b)	306,835	31,142,105
Constellation Software, Inc.	29,158	57,070,353
Descartes Systems Group, Inc. (Canada) (b)	122,865	9,735,976
Dollarama, Inc.	396,370	24,551,331
Element Fleet Management Corp.	568,548	7,436,004
Emera, Inc. (a)	389,373	16,568,147
Empire Co. Ltd. Class A (non-vtg.) (a)	241,123	6,474,558
Enbridge, Inc. (a)	2,938,715	116,845,833
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,965	23,036,692
FirstService Corp.	57,646	8,671,259
Fortis, Inc. (a)	697,906	30,644,299
Franco-Nevada Corp.	279,078	42,346,278
George Weston Ltd. (a)	103,845	13,943,597
GFL Environmental, Inc.	263,245	9,561,417
Gildan Activewear, Inc.	260,097	8,469,926
Great-West Lifeco, Inc.	405,361	11,524,896
Hydro One Ltd. (a)(d)	477,245	13,977,253
iA Financial Corp., Inc.	152,030	10,201,164
IGM Financial, Inc.	122,021	3,744,793
Imperial Oil Ltd.	305,129	15,553,167
Intact Financial Corp. (a)	254,387	38,479,589
Ivanhoe Mines Ltd. (a)(b)	877,072	7,606,448
Keyera Corp. (a)	327,913	7,715,885
Kinross Gold Corp.	1,815,605	9,152,734
Loblaw Companies Ltd.	236,651	22,258,137
Magna International, Inc. Class A (sub. vtg.)	394,961	20,592,719
Manulife Financial Corp.	2,735,402	54,007,457
Metro, Inc. (a)	347,293	19,794,048
National Bank of Canada	489,152	36,475,644
Northland Power, Inc. (a)	357,659	8,780,115
Nutrien Ltd.	755,873	52,437,173
Nuvei Corp. (Canada) (b)(d)	97,141	3,944,863
Onex Corp. (sub. vtg.)	100,066	4,607,977
Open Text Corp.	387,835	14,687,835
Pan American Silver Corp. (a)	533,090	9,490,446
Parkland Corp.	206,316	4,865,333
Pembina Pipeline Corp. (a)	804,282	26,475,977
Power Corp. of Canada (sub. vtg.) (a)	804,301	21,543,406
Quebecor, Inc. Class B (sub. vtg.)	217,806	5,621,785
Restaurant Brands International, Inc. (a)	101,678	7,130,678
Restaurant Brands International, Inc.	319,203	22,377,312
RioCan (REIT) (a)	234,589	3,632,636
Ritchie Bros. Auctioneers, Inc.	263,863	15,097,361
Rogers Communications, Inc. Class B (non-vtg.)	517,827	25,584,633
Royal Bank of Canada (a)	2,004,737	199,031,017
Saputo, Inc. (a)	363,399	9,409,187
Shopify, Inc. Class A (b)	1,728,792	83,756,805
Sun Life Financial, Inc.	851,778	41,782,608
Suncor Energy, Inc.	1,967,087	61,588,981
TC Energy Corp. (a)	1,470,634	61,122,191
Teck Resources Ltd. Class B (sub. vtg.)	660,194	30,752,366
TELUS Corp.	684,734	14,514,936
TFI International, Inc. (Canada)	112,767	12,153,550
The Toronto-Dominion Bank	2,631,390	159,396,374
Thomson Reuters Corp.	242,660	31,909,293
TMX Group Ltd.	81,460	8,250,316
Toromont Industries Ltd.	118,490	9,574,702
Tourmaline Oil Corp. (a)	467,172	20,988,862
West Fraser Timber Co. Ltd.	84,763	6,131,139
WSP Global, Inc.	180,804	23,862,098
TOTAL CANADA		2,573,223,118
Chile - 0.2%
Antofagasta PLC	568,654	10,437,550
Banco de Chile	67,474,118	7,184,144
Banco de Credito e Inversiones	80,799	2,437,232
Banco Santander Chile	92,084,682	4,403,182
Cencosud SA	2,031,439	4,139,631
Compania Cervecerias Unidas SA	171,887	1,403,203
Compania Sud Americana de Vapores SA	22,914,615	2,341,563
Empresas CMPC SA	1,610,546	2,523,804
Empresas COPEC SA	553,603	3,852,076
Enel Americas SA	30,558,774	4,164,094
Enel Chile SA	40,992,693	2,335,911
Falabella SA	1,021,353	2,190,105
Lundin Mining Corp.	962,172	7,350,246
TOTAL CHILE		54,762,741
China - 8.6%
360 Security Technology, Inc. (A Shares)	632,200	1,464,265
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	215,200	957,749
3Peak, Inc. (A Shares)	9,946	335,010
3SBio, Inc. (d)	2,073,500	2,077,569
AAC Technology Holdings, Inc. (a)	1,013,000	2,141,663
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (b)	51,060	1,345,607
AECC Aero-Engine Control Co. Ltd. (A Shares)	104,000	359,339
AECC Aviation Power Co. Ltd.	219,652	1,394,355
Agricultural Bank of China Ltd.:
(A Shares)	7,033,200	3,481,750
(H Shares)	43,220,000	16,710,272
Aier Eye Hospital Group Co. Ltd. (A Shares)	601,519	2,566,772
Air China Ltd.:
(A Shares) (b)	1,273,000	1,964,045
(H Shares) (b)	1,800,000	1,593,318
Airtac International Group	203,456	7,379,171
Akeso, Inc. (b)(d)	680,000	3,734,690
Alibaba Group Holding Ltd. (b)	21,537,324	227,727,625
Alibaba Health Information Technology Ltd. (b)	6,880,000	4,959,169
Aluminum Corp. of China Ltd.:
(A shares)	950,100	881,648
(H Shares)	6,514,000	3,869,712
Amlogic Shanghai Co. Ltd. (A Shares) (b)	34,532	418,943
Angel Yeast Co. Ltd. (A Shares)	70,900	411,019
Anhui Conch Cement Co. Ltd.:
(A Shares)	254,100	990,068
(H Shares)	2,000,500	6,316,620
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	31,000	1,228,612
(B Shares)	158,900	2,818,129
Anhui Honglu Steel Construction Group Co. Ltd.	56,300	262,722
Anhui Kouzi Distillery Co. Ltd. (A Shares)	46,400	404,687
Anhui Yingjia Distillery Co. Ltd. (A Shares)	55,900	518,651
Anjoy Foods Group Co. Ltd. (A Shares)	25,400	625,814
Anta Sports Products Ltd.	1,784,600	22,175,846
Apeloa Pharmaceutical Co. Ltd. A Shares	92,600	277,224
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (b)	76,600	270,782
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	28,000	513,306
Autobio Diagnostics Co. Ltd.	49,000	406,170
Autohome, Inc. ADR Class A	112,359	3,331,444
Avary Holding Shenzhen Co. Ltd. (A Shares)	154,000	583,398
AVIC Capital Co. Ltd. (A Shares)	715,800	396,299
AviChina Industry & Technology Co. Ltd. (H Shares)	3,426,000	1,851,796
Avicopter PLC (A Shares)	46,200	284,657
Baidu, Inc. Class A (b)	3,206,148	48,258,656
Bank of Beijing Co. Ltd. (A Shares)	1,592,200	1,093,007
Bank of Changsha Co. Ltd. (A Shares)	604,300	716,835
Bank of Chengdu Co. Ltd. (A Shares)	295,100	587,974
Bank of China Ltd.:
(A Shares)	4,596,600	2,442,455
(H Shares)	113,395,024	45,285,232
Bank of Communications Co. Ltd.:
(A Shares)	2,954,300	2,382,470
(H Shares)	15,230,200	9,837,191
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	1,001,374
Bank of Jiangsu Co. Ltd. (A Shares)	1,198,960	1,339,252
Bank of Nanjing Co. Ltd. (A Shares)	834,000	1,137,405
Bank of Ningbo Co. Ltd. (A Shares)	549,410	2,180,624
Bank of Shanghai Co. Ltd. (A Shares)	1,062,500	966,194
Bank of Suzhou Co. Ltd.	294,400	320,566
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,788,600	1,669,119
BBMG Corp. (A Shares)	647,300	225,978
BeiGene Ltd. (b)	900,618	17,673,707
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	2,744,000	2,137,704
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (b)	343,300	351,624
Beijing Easpring Material Technology Co. Ltd. (A Shares)	41,500	322,499
Beijing Enlight Media Co. Ltd. (A Shares)	320,100	474,082
Beijing Enterprises Holdings Ltd.	689,000	2,859,342
Beijing Enterprises Water Group Ltd.	5,668,000	1,439,311
Beijing Kingsoft Office Software, Inc. (A Shares)	38,610	2,465,603
Beijing New Building Materials PLC (A Shares)	140,800	540,577
Beijing Shiji Information Technology Co. Ltd. (A Shares)	145,952	405,268
Beijing Tongrentang Co. Ltd. (A Shares)	114,300	962,972
Beijing United Information Technology Co. Ltd. (A Shares)	44,080	383,979
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	51,785	787,294
Beijing Yanjing Brewery Co. Ltd. (A Shares)	242,100	459,081
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	18,400	188,820
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	35,000	325,301
Betta Pharmaceuticals Co. Ltd. (A Shares)	33,600	331,592
BGI Genomics Co. Ltd.	36,300	326,418
Bilibili, Inc. Class Z (b)	274,144	5,576,956
Bloomage Biotechnology Corp. Ltd. (A Shares)	41,517	598,233
BOC Aviation Ltd. Class A (d)	294,100	2,331,027
BOC Hong Kong (Holdings) Ltd.	5,401,451	17,050,886
BOC International China Co. Ltd.	219,400	341,607
BOE Technology Group Co. Ltd. (A Shares)	3,560,100	2,073,649
Bosideng International Holdings Ltd.	4,570,000	2,253,822
BTG Hotels Group Co. Ltd.	106,500	334,099
Budweiser Brewing Co. APAC Ltd. (d)	2,511,158	7,255,264
By-Health Co. Ltd. (A Shares)	133,800	462,377
BYD Co. Ltd.:
(A Shares)	146,300	5,433,866
(H Shares)	1,219,500	36,982,864
BYD Electronic International Co. Ltd.	946,000	2,868,970
C&D International Investment Group Ltd.	940,000	2,894,853
Caitong Securities Co. Ltd.	377,560	424,680
Canmax Technologies Co. Ltd. (A Shares)	47,300	333,605
CECEP Solar Energy Co. Ltd. (A Shares)	320,700	323,549
CECEP Wind-Power Corp. (A Shares)	598,130	331,091
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	69,900	329,337
CGN Power Co. Ltd. (H Shares) (d)	16,354,000	4,318,486
Changchun High & New Technology Industry Group, Inc. (A Shares)	33,900	800,679
Changjiang Securities Co. Ltd. (A Shares)	384,200	315,702
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	23,600	374,567
Chaozhou Three-Circle Group Co. (A Shares)	157,900	692,312
Chengtun Mining Group Co. Ltd. (A Shares)	267,800	203,654
Chengxin Lithium Group Co. Ltd. (A Shares)	71,900	331,168
China Baoan Group Co. Ltd. (A Shares)	225,800	349,248
China Cinda Asset Management Co. Ltd. (H Shares)	12,363,000	1,470,588
China CITIC Bank Corp. Ltd.:
(A Shares)	308,300	290,248
(H Shares)	12,758,293	6,901,793
China Coal Energy Co. Ltd. (H Shares)	2,871,000	2,466,794
China Communications Services Corp. Ltd. (H Shares)	3,732,000	2,045,004
China Conch Venture Holdings Ltd.	2,418,000	3,857,983
China Construction Bank Corp.:
(A Shares)	4,167,500	3,806,677
(H Shares)	135,111,649	90,325,707
China CSSC Holdings Ltd. (A Shares)	372,000	1,398,691
China Eastern Airlines Corp. Ltd. (A Shares) (b)	985,800	739,954
China Energy Engineering Corp. Ltd. (A Shares)	2,586,900	1,015,594
China Everbright Bank Co. Ltd.:
(A Shares)	4,317,300	2,001,166
(H Shares)	3,666,000	1,174,074
China Everbright International Ltd.	5,206,629	2,210,342
China Feihe Ltd. (d)	5,440,000	3,673,570
China Galaxy Securities Co. Ltd. (H Shares)	6,059,500	3,291,220
China Gas Holdings Ltd.	4,405,200	5,667,158
China Great Wall Securities Co. Ltd. (A Shares)	296,800	375,731
China Greatwall Technology Group Co. Ltd. (A Shares)	268,800	451,777
China Hongqiao Group Ltd.	3,270,000	3,220,875
China Huishan Dairy Holdings Co. Ltd. (b)(e)	958,000	1
China International Capital Corp. Ltd.	184,700	1,128,470
China International Capital Corp. Ltd. (H Shares) (d)	2,070,000	4,349,616
China Jinmao Holdings Group Ltd.	8,092,685	1,511,888
China Jushi Co. Ltd. (A Shares)	360,740	762,333
China Liansu Group Holdings Ltd.	1,426,000	1,232,811
China Life Insurance Co. Ltd.:
(A Shares)	330,200	1,866,769
(H Shares)	10,604,000	20,371,933
China Literature Ltd. (b)(d)	567,200	2,620,512
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,912,000	5,154,976
China Medical System Holdings Ltd.	1,902,000	3,157,547
China Meheco Co. Ltd. (A Shares)	128,420	264,770
China Meidong Auto Holding Ltd.	934,000	1,449,388
China Mengniu Dairy Co. Ltd.	4,644,000	18,745,846
China Merchants Bank Co. Ltd.:
(A Shares)	941,200	4,591,454
(H Shares)	6,570,191	31,715,140
China Merchants Energy Shipping Co. Ltd. (A Shares)	695,500	668,503
China Merchants Holdings International Co. Ltd.	2,085,182	3,094,040
China Merchants Securities Co. Ltd. (A Shares)	591,500	1,197,746
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	672,000	1,328,714
China Minmetals Rare Earth Co. Ltd. (A Shares) (b)	81,600	400,020
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,905,200	1,001,491
(H Shares)	10,824,332	3,976,263
China National Building Materials Co. Ltd. (H Shares)	5,876,000	4,408,824
China National Chemical Engineering Co. Ltd. (A Shares)	500,000	767,571
China National Nuclear Power Co. Ltd. (A Shares)	1,542,400	1,542,657
China National Software & Service Co. Ltd. (A Shares)	56,300	464,860
China Northern Rare Earth Group High-Tech Co. Ltd.	295,200	1,077,753
China Oilfield Services Ltd. (H Shares)	2,540,000	2,987,609
China Overseas Land and Investment Ltd.	5,598,000	14,197,336
China Overseas Property Holdings Ltd.	1,855,000	2,059,979
China Pacific Insurance (Group) Co. Ltd.	109,600	495,939
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,573,200	13,660,300
China Petroleum & Chemical Corp.:
(A Shares)	3,312,500	3,222,659
(H Shares)	36,357,800	23,829,472
China Power International Development Ltd.	6,941,699	2,635,060
China Railway Group Ltd.:
(A Shares)	2,481,900	3,342,152
(H Shares)	4,572,000	3,515,134
China Railway Signal & Communications Corp. (A Shares)	645,958	610,156
China Resource Gas Group Ltd.	1,304,800	4,118,390
China Resources Beer Holdings Co. Ltd.	2,378,989	18,377,172
China Resources Cement Holdings Ltd.	3,422,000	1,549,219
China Resources Land Ltd.	4,680,465	21,795,785
China Resources Microelectronics Ltd. (A Shares)	97,140	806,893
China Resources Mixc Lifestyle Services Ltd. (d)	1,012,600	5,368,407
China Resources Pharmaceutical Group Ltd. (d)	2,446,500	2,430,262
China Resources Power Holdings Co. Ltd.	2,819,780	6,139,304
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	84,400	720,749
China Ruyi Holdings Ltd. (b)	7,672,000	1,867,564
China Shenhua Energy Co. Ltd.:
(A Shares)	234,100	986,736
(H Shares)	5,417,500	17,994,497
China Southern Airlines Ltd.:
(A Shares) (b)	1,742,200	1,955,552
(H Shares) (b)	1,256,000	879,756
China State Construction Engineering Corp. Ltd. (A Shares)	3,457,640	3,291,953
China State Construction International Holdings Ltd.	2,827,750	3,515,746
China Taiping Insurance Group Ltd.	2,015,665	2,315,300
China Three Gorges Renewables Group Co. Ltd. (A Shares)	2,371,800	1,863,156
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	251,800	5,888,391
(H Shares) (a)(b)(d)	17,400	372,210
China Tower Corp. Ltd. (H Shares) (d)	64,714,000	8,259,018
China Traditional Chinese Medicine Holdings Co. Ltd.	3,882,000	2,122,125
China United Network Communications Ltd. (A Shares)	2,786,700	2,195,874
China Vanke Co. Ltd.:
(A Shares)	617,800	1,353,810
(H Shares)	3,506,000	5,480,910
China Yangtze Power Co. Ltd. (A Shares)	1,902,300	6,028,136
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	42,800	557,434
China Zheshang Bank Co. Ltd. (b)	1,543,400	688,368
ChinaSoft International Ltd.	3,842,000	2,561,241
Chongqing Brewery Co. Ltd. (A Shares)	41,600	628,560
Chongqing Changan Automobile Co. Ltd. (A Shares)	667,164	1,153,476
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	67,700	252,830
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	300,900	168,634
(H Shares)	354,000	136,831
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	135,400	1,597,556
Chow Tai Fook Jewellery Group Ltd.	2,963,800	5,951,940
CITIC Pacific Ltd.	8,520,000	10,695,079
CITIC Securities Co. Ltd.:
(A Shares)	426,805	1,301,982
(H Shares)	4,151,775	8,741,985
Cmoc Group Ltd.:
(A Shares)	384,300	332,437
(H Shares)	7,164,000	4,391,693
CNGR Advanced Material Co. Ltd.	43,900	394,072
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	303,775	277,757
Contemporary Amperex Technology Co. Ltd.	368,460	12,358,344
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	362,498
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (b)	311,800	595,385
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	706,470	1,138,940
(H Shares)	5,623,100	6,531,339
Cosco Shipping Ports Ltd.	2,604,345	1,713,649
Country Garden Holdings Co. Ltd. (a)	18,147,866	4,674,888
Country Garden Services Holdings Co. Ltd.	3,201,000	5,030,534
CRRC Corp. Ltd.:
(A Shares)	5,254,900	5,323,186
(H Shares)	1,118,000	723,461
CSC Financial Co. Ltd. (A Shares)	362,400	1,331,734
CSPC Pharmaceutical Group Ltd.	13,096,800	13,336,433
Daan Gene Co. Ltd.	125,040	282,134
Dajin Heavy Industry Co. Ltd.	51,700	228,391
Dali Foods Group Co. Ltd. (d)	2,386,500	993,155
Daqin Railway Co. Ltd. (A Shares)	1,140,500	1,271,651
Daqo New Energy Corp. ADR (b)	88,371	4,057,996
DaShenLin Pharmaceutical Group Co. Ltd.	80,880	403,430
Datang International Power Generation Co. Ltd. (A Shares) (b)	709,100	319,566
DHC Software Co. Ltd. (A Shares)	423,600	477,554
Do-Fluoride New Materials Co. Ltd. (A Shares)	98,000	288,731
Dong-E-E-Jiao Co. Ltd. (A Shares)	53,400	398,063
Dongfang Electric Corp. Ltd. (A Shares)	234,924	593,616
Dongfeng Motor Group Co. Ltd. (H Shares)	3,910,000	1,870,741
Dongxing Securities Co. Ltd. (A Shares)	241,600	291,750
Dongyue Group Co. Ltd.	2,041,000	2,076,950
East Buy Holding Ltd. (a)(b)(d)	556,500	1,929,246
East Money Information Co. Ltd. (A Shares)	1,319,420	3,081,930
Ecovacs Robotics Co. Ltd. Class A	46,000	464,021
ENN Energy Holdings Ltd.	1,158,300	15,882,155
ENN Natural Gas Co. Ltd. (A Shares)	217,900	641,063
ESR Group Ltd. (d)	2,956,191	4,620,957
Eve Energy Co. Ltd. (A shares)	170,529	1,621,542
Everbright Securities Co. Ltd. (A Shares)	327,700	721,144
Fangda Carbon New Material Co. Ltd. (A Shares) (b)	244,487	228,579
Far East Horizon Ltd.	2,093,000	1,882,909
Far East Horizon Ltd. rights (b)	17,588	0
FAW Jiefang Group Co. Ltd. (A Shares)	212,900	251,143
First Capital Securities Co. Ltd. (A Shares)	329,900	283,145
Flat Glass Group Co. Ltd.	180,000	506,035
Flat Glass Group Co. Ltd. (A Shares)	413,200	1,835,558
Focus Media Information Technology Co. Ltd. (A Shares)	1,281,840	1,196,511
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	322,086	3,297,213
Fosun International Ltd.	3,473,000	2,435,698
Foxconn Industrial Internet Co. Ltd. (A Shares)	806,094	1,882,263
Fujian Sunner Development Co. Ltd. A Shares	106,800	330,821
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	612,941
(H Shares) (d)	985,200	4,008,073
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	7,700	584,035
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	275,160	2,595,512
(H Shares) (d)	300,720	1,984,079
Gaona Aero Material Co., Ltd. (A Shares)	39,700	219,056
GCL Technology Holdings Ltd.	29,317,000	7,361,238
GD Power Development Co. Ltd. (A Shares) (b)	1,848,900	1,033,940
GDS Holdings Ltd. Class A (b)	1,212,420	2,347,481
Geely Automobile Holdings Ltd.	8,793,000	10,916,018
GEM Co. Ltd. (A Shares)	372,800	379,663
Gemdale Corp. (A Shares)	395,000	467,136
Genscript Biotech Corp. (b)	1,726,000	4,562,472
GF Securities Co. Ltd.:
(A Shares)	93,000	206,843
(H Shares)	2,270,400	3,260,402
Gigadevice Semiconductor Beijing, Inc. (A Shares)	55,484	874,115
Ginlong Technologies Co. Ltd. (A Shares)	32,850	542,504
GoerTek, Inc. (A Shares)	282,500	726,935
GoodWe Technologies Co. Ltd. (A Shares)	10,476	395,149
Gotion High-tech Co. Ltd. (A Shares)	146,200	583,178
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	626,085
(H Shares) (a)	4,643,500	5,635,242
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	229,700	1,308,605
Greentown China Holdings Ltd.	1,192,000	1,432,599
Greentown Service Group Co. Ltd.	2,078,000	1,276,549
GRG Banking Equipment Co. Ltd. (A Shares)	176,200	302,093
Guangdong Haid Group Co. Ltd. (A Shares)	136,200	1,083,002
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	249,000	280,410
Guangdong Investment Ltd.	4,128,000	3,946,272
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	27,500	278,195
Guanghui Energy Co. Ltd. (A Shares)	564,800	761,957
Guangzhou Automobile Group Co. Ltd.	400,600	618,497
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,951,526	3,090,332
Guangzhou Baiyunshan Pharma Health (A Shares)	114,400	554,693
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	39,600	299,100
Guangzhou Haige Communications Group (A Shares)	154,100	220,000
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	38,600	457,672
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	54,900	524,834
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	159,240	986,059
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	383,716	383,195
Guolian Securities Co. Ltd.	235,800	351,850
Guosen Securities Co. Ltd. (A Shares)	542,800	740,089
Guotai Junan Securities Co. Ltd. (A Shares)	649,900	1,424,941
Guoyuan Securities Co. Ltd. (A Shares)	410,900	416,968
H World Group Ltd. ADR	281,595	13,206,806
Haidilao International Holding Ltd. (d)	1,636,000	3,999,861
Haier Smart Home Co. Ltd.	3,526,400	11,494,594
Haier Smart Home Co. Ltd. (A Shares)	385,000	1,323,781
Haitian International Holdings Ltd.	896,000	2,328,061
Haitong Securities Co. Ltd.:
(A Shares)	119,100	160,042
(H Shares)	5,753,200	3,821,310
Hanergy Mobile Energy Holding (b)(e)	1,902,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	273,400	364,839
Hangzhou Chang Chuan Technology Co. Ltd.	50,500	352,688
Hangzhou First Applied Material Co. Ltd. (A Shares)	113,000	804,702
Hangzhou Lion Electronics Co. Ltd. (A Shares)	57,500	384,865
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	83,300	485,253
Hangzhou Robam Appliances Co. Ltd. (A Shares)	73,900	279,013
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	116,100	554,570
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	148,307	1,956,268
(H Shares) (d)	17,200	143,279
Hansoh Pharmaceutical Group Co. Ltd. (d)	1,672,000	3,050,235
Heilongjiang Agriculture Co. Ltd. (A Shares)	133,000	261,579
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	194,800	460,213
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	278,200	1,005,182
Hengan International Group Co. Ltd.	966,000	4,314,602
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	135,500	373,132
Hengli Petrochemical Co. Ltd. (A Shares)	466,360	1,068,183
Hengtong Optic-electric Co. Ltd. (A Shares)	243,200	513,578
Hengyi Petrochemical Co. Ltd. (A Shares)	307,010	340,959
Hesteel Co. Ltd. (A Shares)	847,900	283,665
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	43,600	1,127,358
Hongfa Technology Co. Ltd. (A Shares)	80,020	362,737
Hoshine Silicon Industry Co. Ltd. (A Shares)	65,000	690,182
Hoyuan Green Energy Co. Ltd. (A Shares)	33,146	428,127
Hua Hong Semiconductor Ltd. (b)(d)	869,000	3,570,818
Huadian Power International Corp. Ltd. (A Shares)	733,000	671,016
Huadong Medicine Co. Ltd. (A Shares)	147,160	883,530
Huafon Chemical Co. Ltd. (A Shares)	369,500	385,488
Huaibei Mining Holdings Co. Ltd. (A Shares)	207,400	408,612
Hualan Biological Engineer, Inc. (A Shares)	157,950	533,117
Huaneng Power International, Inc.:
(A Shares) (b)	1,038,600	1,458,608
(H Shares) (b)	5,396,000	3,362,652
Huatai Securities Co. Ltd.:
(A Shares)	319,600	651,035
(H Shares) (d)	2,848,200	3,678,789
HUAXI Securities Co. Ltd.	261,200	334,662
Huaxia Bank Co. Ltd. (A Shares)	1,436,764	1,198,902
Huaxin Cement Co. Ltd. (A Shares)	100,100	214,041
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	648,685
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	42,500	294,174
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	76,700	350,546
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	94,200	337,743
Huizhou Desay SV Automotive Co. Ltd.	46,400	695,530
Humanwell Healthcare Group Co. Ltd. (A Shares)	139,700	546,261
Hunan Changyuan Lico Co. Ltd. (A Shares)	138,190	222,941
Hunan Valin Steel Co. Ltd. (A Shares)	457,500	349,990
Hundsun Technologies, Inc. (A Shares)	177,968	1,275,672
Hygeia Healthcare Holdings Co. (a)(d)	501,200	3,693,445
iFlytek Co. Ltd. (A Shares)	199,200	1,749,490
IMEIK Technology Development Co. Ltd. (A Shares)	18,500	1,458,381
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,444,700	2,354,330
(H Shares)	84,848,008	45,648,590
Industrial Bank Co. Ltd. (A Shares)	1,698,200	4,240,061
Industrial Securities Co. Ltd. (A Shares)	773,370	753,528
Ingenic Semiconductor Co. Ltd. (A Shares)	40,100	514,243
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	525,700	2,250,045
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	3,739,200	986,707
Inner Mongolia Dian Tou Energy Corp. Ltd.	172,700	337,242
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	98,840	207,053
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	621,800	391,086
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,790,030	2,654,931
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	344,418
Innovent Biologics, Inc. (b)(d)	1,557,000	7,486,169
Inspur Electronic Information Industry Co. Ltd. (A Shares)	116,834	696,828
iQIYI, Inc. ADR (b)	635,249	3,875,019
iRay Technology Co. Ltd. (A Shares)	8,540	340,604
JA Solar Technology Co. Ltd. (A Shares)	278,936	1,631,236
Jafron Biomedical Co. Ltd. (A Shares)	67,300	280,645
Jason Furniture Hangzhou Co. Ltd. (A Shares)	65,730	353,191
JCET Group Co. Ltd. (A Shares)	147,000	587,876
JD Health International, Inc. (b)(d)	1,609,100	11,611,465
JD.com, Inc. Class A	3,145,449	56,139,486
Jiangsu Eastern Shenghong Co. Ltd.	344,000	631,689
Jiangsu Expressway Co. Ltd. (H Shares)	1,356,000	1,373,573
Jiangsu Hengli Hydraulic Co. Ltd.	107,732	961,264
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	533,166	3,759,596
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	106,200	920,677
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	31,400	539,905
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	125,500	2,719,699
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	23,500	313,435
Jiangsu Yoke Technology Co. Ltd. (A Shares)	43,700	428,514
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	84,900	388,136
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	288,300	610,449
Jiangxi Copper Co. Ltd.:
(A Shares)	16,300	48,311
(H Shares)	1,990,000	3,540,099
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (b)	143,200	260,444
JiuGui Liquor Co. Ltd. (A Shares)	26,400	427,649
Jiumaojiu International Holdings Ltd. (d)	1,016,000	2,282,864
Jizhong Energy Resources Co. Ltd. (A Shares)	312,500	335,253
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	146,500	274,832
Joinn Laboratories China Co. Ltd. (A Shares)	36,920	265,057
Jointown Pharmaceutical Group (A Shares)	145,400	348,869
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	65,900	351,146
JOYY, Inc. ADR	65,041	1,979,198
Juewei Food Co. Ltd.	51,200	295,426
Juneyao Airlines Co. Ltd. (A shares) (b)	163,000	423,625
Kangmei Pharmaceutical Co. Ltd. rights (b)(e)	10,730	0
Kanzhun Ltd. ADR (b)	267,383	4,943,912
KE Holdings, Inc. ADR (b)	969,591	15,212,883
Keda Industrial Group Co. Ltd.	162,400	295,903
Kingboard Chemical Holdings Ltd.	907,500	2,779,429
Kingdee International Software Group Co. Ltd. (b)	3,785,000	5,820,058
Kingsoft Corp. Ltd.	1,392,800	6,122,362
Kuaishou Technology Class B (b)(d)	2,575,400	17,049,512
Kuang-Chi Technologies Co. Ltd. (A Shares)	168,100	427,851
Kunlun Energy Co. Ltd.	5,484,000	5,083,711
Kweichow Moutai Co. Ltd. (A Shares)	109,400	27,913,904
Lb Group Co. Ltd. (A Shares)	186,900	468,996
Lenovo Group Ltd.	10,630,000	10,875,300
Lens Technology Co. Ltd. (A Shares)	403,800	682,588
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	150,600	521,351
Li Auto, Inc. Class A (b)	1,636,218	19,379,135
Li Ning Co. Ltd.	3,443,000	24,623,022
Liaoning Port Co. Ltd. (A Shares)	1,825,800	428,518
Lingyi iTech Guangdong Co. (A Shares) (b)	540,600	464,771
Livzon Pharmaceutical Group, Inc. (A Shares)	48,400	250,812
Longfor Properties Co. Ltd. (d)	2,714,500	7,428,226
LONGi Green Energy Technology Co. Ltd.	636,366	3,222,037
Lufax Holding Ltd. ADR	945,129	1,606,719
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	27,470	162,376
Luxi Chemical Group Co. Ltd.	137,600	239,016
Luxshare Precision Industry Co. Ltd. (A Shares)	589,282	2,233,859
Luzhou Laojiao Co. Ltd. (A Shares)	122,800	4,021,987
Mango Excellent Media Co. Ltd. (A Shares)	152,494	792,980
Maxscend Microelectronics Co. Ltd. (A Shares)	44,316	652,851
Meihua Holdings Group Co. Ltd. (A Shares)	238,200	329,442
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	308,064	312,823
Meituan Class B (b)(d)	7,195,700	122,977,803
Metallurgical Corp. China Ltd. (A Shares)	1,480,200	961,264
Microport Scientific Corp. (b)	950,800	2,109,719
Ming Yang Smart Energy Group Ltd. (A Shares)	184,700	553,725
MINISO Group Holding Ltd. ADR	139,757	2,577,119
Minth Group Ltd.	1,058,000	3,063,531
Montage Technology Co. Ltd. (A Shares)	94,503	834,972
Muyuan Foodstuff Co. Ltd. (A Shares)	443,270	3,072,449
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	161,458	339,217
NARI Technology Co. Ltd. (A Shares)	559,284	2,119,022
NAURA Technology Group Co. Ltd.	43,900	2,131,839
NavInfo Co. Ltd. (A Shares)	190,000	326,097
NetEase, Inc.	2,865,535	51,013,404
New China Life Insurance Co. Ltd.	69,700	392,784
New China Life Insurance Co. Ltd. (H Shares)	1,568,800	4,492,333
New Hope Liuhe Co. Ltd. (A Shares) (b)	431,900	813,558
New Oriental Education & Technology Group, Inc. (b)	2,200,930	9,995,553
Ninestar Corp. (A Shares)	118,400	679,061
Ningbo Deye Technology Co. Ltd. (A Shares)	16,800	612,189
Ningbo Joyson Electronic Corp. (A shares)	113,000	252,510
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	58,500	397,604
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	37,666	363,804
Ningbo Shanshan Co. Ltd. (A Shares)	172,800	380,163
Ningbo Tuopu Group Co. Ltd. (A Shares)	92,900	682,991
Ningxia Baofeng Energy Group Co. Ltd.	600,700	1,148,132
NIO, Inc. sponsored ADR (a)(b)	1,996,812	15,714,910
Nongfu Spring Co. Ltd. (H Shares) (d)	2,599,600	14,104,787
North Industries Group Red Arrow Co. Ltd. (A Shares)	113,800	299,958
Offcn Education Technology Co. A Shares (b)	495,300	352,823
Offshore Oil Enginering Co. Ltd. (A Shares)	358,900	350,414
Oppein Home Group, Inc. (A Shares)	41,900	699,528
Orient Securities Co. Ltd. (A Shares)	684,072	1,063,371
Ovctek China, Inc. (A Shares)	74,229	348,158
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	723,100	440,277
PDD Holdings, Inc. ADR (b)	734,900	50,083,435
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,070,700	2,768,107
(H Shares)	7,267,000	2,858,113
Perfect World Co. Ltd. (A Shares)	234,250	744,983
PetroChina Co. Ltd.:
(A Shares)	934,500	1,070,170
(H Shares)	32,354,000	22,474,216
Pharmaron Beijing Co. Ltd.:
(A Shares)	60,150	426,785
(H Shares) (d)	320,000	1,387,334
PICC Property & Casualty Co. Ltd. (H Shares)	10,022,001	12,121,195
Ping An Bank Co. Ltd. (A Shares)	1,588,500	2,891,044
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	703,600	1,758,808
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,348,877	10,137,790
(H Shares)	8,804,500	64,233,411
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	198,700	277,233
Poly Developments & Holdings (A Shares)	998,200	2,011,651
Pop Mart International Group Ltd. (a)(d)	769,600	1,866,906
Porton Pharma Solutions Ltd. (A Shares)	42,600	212,112
Postal Savings Bank of China Co. Ltd.	2,355,900	1,882,257
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	11,588,000	7,555,293
Power Construction Corp. of China Ltd. (A Shares)	1,397,339	1,557,907
Prosus NV	1,163,466	87,066,270
Pylon Technologies Co. Ltd. (Series A)	14,658	515,029
Qifu Technology, Inc. ADR	175,674	3,098,889
Qinghai Salt Lake Potash Co. Ltd. Class A (b)	445,600	1,319,367
Raytron Technology Co. Ltd. (A Shares)	35,170	263,818
Risen Energy Co. Ltd. (A Shares) (b)	95,200	343,014
Riyue Heavy Industry Co. Ltd. (A Shares)	77,400	243,161
Rongsheng Petrochemical Co. Ltd. (A Shares)	836,450	1,601,699
SAIC Motor Corp. Ltd. (A Shares)	603,200	1,235,092
Sailun Group Co. Ltd. A Shares	252,800	376,959
Sangfor Technologies, Inc.	34,200	590,517
Sany Heavy Equipment International Holdings Co. Ltd.	1,388,000	1,841,036
Sany Heavy Industry Co. Ltd. (A Shares)	697,100	1,666,944
Satellite Chemical Co. Ltd. (A Shares)	278,601	572,952
SDIC Capital Co. Ltd.	489,900	516,423
Sealand Securities Co. Ltd. (A Shares)	393,590	199,022
Seazen Holdings Co. Ltd. (A Shares) (b)	191,000	411,855
SF Holding Co. Ltd. (A Shares)	407,800	3,334,704
SG Micro Corp. (A Shares)	30,275	544,821
Shaanxi Coal Industry Co. Ltd. (A Shares)	815,600	2,313,524
Shan Xi Hua Yang Group New Energy Co. Ltd.	205,100	416,467
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	100,770	314,250
Shandong Gold Mining Co. Ltd.:
(A Shares)	568,823	2,119,097
(H Shares) (d)	596,750	1,272,045
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	174,100	804,433
Shandong Linglong Tyre Co. Ltd. (A Shares)	117,300	374,493
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	918,300	451,649
Shandong Sun Paper Industry JSC Ltd. (A Shares)	213,100	351,495
Shandong Weifang Rainbow Chemical Co. Ltd.	23,600	253,212
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	3,684,800	6,287,713
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (b)	110,700	501,431
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	88,744	527,170
Shanghai Baosight Software Co. Ltd.	1,033,613	3,539,261
Shanghai Baosight Software Co. Ltd. (A Shares)	70,702	552,919
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	430,286
Shanghai Electric Group Co. Ltd. (A Shares) (b)	1,007,900	685,117
Shanghai Electric Power Co. Ltd. (A Shares) (b)	242,800	367,929
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	269,625
(H Shares)	983,500	2,811,435
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	12,218	345,968
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	178,279	1,426,203
Shanghai International Airport Co. Ltd. (A Shares) (b)	105,472	821,009
Shanghai International Port Group Co. Ltd. (A Shares)	743,900	617,590
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	78,000	604,391
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	64,531	493,279
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	224,360	399,785
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,515,943	1,147,946
Shanghai M&G Stationery, Inc. (A Shares)	75,300	505,745
Shanghai Medicilon, Inc. (A Shares)	7,088	154,207
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	2,657,764
(H Shares)	207,100	421,029
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	2,378,800	2,618,648
Shanghai Putailai New Energy Technology Co. Ltd.	114,380	866,668
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	625,955
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	655,800	561,240
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	353,800	410,048
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	255,900	747,847
Shanxi Meijin Energy Co. Ltd. (A Shares)	332,800	381,742
Shanxi Securities Co. Ltd. (A Shares)	332,800	283,739
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	381,000	220,794
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	101,660	3,660,998
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	349,280	520,236
Shenghe Resources Holding Co. Ltd. (A Shares)	136,900	273,696
Shengyi Technology Co. Ltd.	181,700	422,692
Shennan Circuits Co. Ltd. (A Shares)	39,040	465,469
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,996,815	1,307,589
Shenzhen Capchem Technology Co. Ltd. (A Shares)	60,020	424,515
Shenzhen Dynanonic Co. Ltd. (A Shares)	14,300	339,539
Shenzhen Energy Group Co. Ltd. (A Shares)	372,898	346,762
Shenzhen Inovance Technology Co. Ltd. (A Shares)	220,800	1,977,686
Shenzhen International Holdings Ltd.	1,979,736	1,782,292
Shenzhen Kangtai Biological Products Co. Ltd.	96,480	423,925
Shenzhen Kedali Industry Co. Ltd.	18,900	375,972
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	50,400	341,108
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	101,400	4,584,266
Shenzhen New Industries Biomedical Engineering Co. Ltd.	72,900	557,704
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	657,000	476,780
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	93,300	485,584
Shenzhen SC New Energy Technology Corp. (A Shares)	29,200	435,440
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	106,940	267,278
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	78,600	251,187
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	66,079	1,043,980
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	74,600	273,809
Shenzhou International Group Holdings Ltd.	1,201,500	11,540,607
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	142,060	647,889
Sichuan Chuantou Energy Co. Ltd. (A Shares)	306,600	638,720
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	784,000	313,885
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	118,000	543,560
Sichuan New Energy Power Co. Ltd. (A Shares) (b)	122,300	259,817
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	419,500	963,236
Sichuan Swellfun Co. Ltd. (A Shares)	39,400	374,403
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	100,400	273,382
Sieyuan Electric Co. Ltd. (A Shares)	73,300	488,159
Silergy Corp.	467,000	7,366,130
Sinoma Science & Technology Co. Ltd. (A Shares)	138,800	424,671
Sinomine Resource Group Co. Ltd. (A Shares)	38,520	424,920
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	513,400	256,924
Sinopharm Group Co. Ltd. (H Shares)	1,975,600	6,998,125
SITC International Holdings Co. Ltd.	1,996,000	3,691,967
SKSHU Paint Co. Ltd. (A Shares) (b)	31,580	469,163
Smoore International Holdings Ltd. (a)(d)	2,669,000	3,120,103
Songcheng Performance Development Co. Ltd. (A Shares)	225,152	475,496
Soochow Securities Co. Ltd. (A Shares)	378,625	397,665
Southwest Securities Co. Ltd. (A Shares)	497,500	277,095
StarPower Semiconductor Ltd. (A Shares)	14,500	509,428
Sungrow Power Supply Co. Ltd. (A Shares)	124,700	2,041,554
Sunny Optical Technology Group Co. Ltd.	1,033,800	10,924,485
Sunwoda Electronic Co. Ltd. (A Shares)	144,700	353,006
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	143,000	512,370
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	14,480	576,527
TAL Education Group ADR (b)	657,777	3,854,573
Tangshan Jidong Cement Co. Ltd. A Shares	264,300	312,418
TBEA Co. Ltd. (A Shares)	337,500	1,105,886
TCL Technology Group Corp. (A Shares)	1,342,200	777,955
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	272,400	1,641,606
Tencent Holdings Ltd.	9,046,300	401,801,509
Tencent Music Entertainment Group ADR (b)	1,034,000	7,661,940
Thunder Software Technology Co. Ltd. (A Shares)	42,600	521,879
Tianjin 712 Communication & Broadcasting Co. Ltd.	64,100	301,157
Tianma Microelectronics Co. Ltd. (A Shares)	148,000	211,444
Tianqi Lithium Corp. (A Shares) (b)	123,300	1,276,069
Tianshan Aluminum Group Co. Ltd.	419,900	441,516
Tianshui Huatian Technology Co. Ltd. (A Shares)	260,700	338,673
Tibet Summit Industrial Co. Ltd. (A Shares) (b)	74,100	210,821
Tingyi (Cayman Islands) Holding Corp.	2,942,000	5,141,295
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	159,500	318,365
Toly Bread Co. Ltd.	127,468	211,621
Tongcheng Travel Holdings Ltd. (b)	1,839,200	3,912,358
TongFu Microelectronics Co. Ltd. (A Shares) (b)	124,900	324,458
Tongkun Group Co. Ltd. (A Shares)	229,300	428,871
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	891,600	425,223
Tongwei Co. Ltd. (A Shares)	375,700	2,171,022
Topchoice Medical Corp. (b)	26,200	453,137
Topsports International Holdings Ltd. (d)	2,602,000	2,319,523
TravelSky Technology Ltd. (H Shares)	1,324,000	2,642,873
Trina Solar Co. Ltd. (A Shares)	181,619	1,295,633
Trip.com Group Ltd. ADR (b)	794,656	28,218,235
Tsingtao Brewery Co. Ltd.:
(A Shares)	52,600	891,292
(H Shares)	926,000	9,913,415
Uni-President China Holdings Ltd.	1,822,000	1,819,209
Unigroup Guoxin Microelectronics Co. Ltd.	71,459	1,098,263
Unisplendour Corp. Ltd. (A Shares)	238,980	1,027,196
Vipshop Holdings Ltd. ADR (b)	606,410	9,520,637
Walvax Biotechnology Co. Ltd. (A Shares)	138,000	638,354
Wanda Film Holding Co. Ltd. (A Shares) (b)	158,200	327,475
Wanhua Chemical Group Co. Ltd. (A Shares)	261,000	3,487,621
Want Want China Holdings Ltd.	6,929,000	4,419,006
Weibo Corp. sponsored ADR (b)	97,242	1,702,707
Weichai Power Co. Ltd.:
(A Shares)	218,900	365,566
(H Shares)	3,438,800	5,083,032
Weihai Guangwei Composites Co. Ltd. (A Shares)	43,100	325,324
Wens Foodstuffs Group Co. Ltd. (A Shares)	548,420	1,571,357
Western Mining Co. Ltd. (A Shares)	210,600	402,039
Western Securities Co. Ltd. (A Shares)	290,600	282,018
Western Superconducting Technologies Co. Ltd. (A Shares)	41,028	463,427
Will Semiconductor Ltd.	99,315	1,316,246
Wilmar International Ltd.	2,695,980	7,963,164
Wingtech Technology Co. Ltd. (A Shares)	102,600	783,373
Wuchan Zhongda Group Co. Ltd.	299,300	236,444
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	14,400	203,766
Wuhan Guide Infrared Co. Ltd. (A Shares)	262,572	420,055
Wuliangye Yibin Co. Ltd. (A Shares)	324,300	7,941,724
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	154,940	492,393
WuXi AppTec Co. Ltd.	156,296	1,532,019
WuXi AppTec Co. Ltd. (H Shares) (d)	600,574	5,282,007
Wuxi Autowell Technology Co. Ltd. (A Shares)	13,684	331,670
Wuxi Biologics (Cayman), Inc. (b)(d)	5,224,500	31,152,854
XCMG Construction Machinery Co. Ltd. (A Shares)	953,800	947,501
Xiamen C&D, Inc. (A Shares)	250,800	440,804
Xiamen Faratronic Co. Ltd. (A Shares)	18,400	355,349
Xiamen Tungsten Co. Ltd. (A Shares)	116,200	329,354
Xiaomi Corp. Class B (b)(d)	22,191,200	31,498,289
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	155,818
(H Shares)	812,564	666,349
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	243,400	230,611
Xinyi Solar Holdings Ltd.	7,171,450	7,710,008
XPeng, Inc. Class A (b)	1,230,064	5,873,487
XTEP International Holdings Ltd.	1,817,000	2,119,154
Yadea Group Holdings Ltd. (d)	1,808,000	4,227,158
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	41,700	268,817
Yankuang Energy Group Co. Ltd.:
(A Shares)	70,000	349,209
(H Shares)	2,434,000	8,350,020
Yantai Jereh Oilfield Services (A Shares)	84,600	332,831
Yealink Network Technology Corp. Ltd.	72,750	695,009
Yifeng Pharmacy Chain Co. Ltd.	60,600	437,598
Yihai International Holding Ltd.	658,000	1,746,393
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	133,500	840,150
Yintai Gold Co. Ltd. (A Shares)	233,580	435,399
YongXing Special Materials Technology Co. Ltd. (A Shares)	44,720	414,241
Yonyou Network Technology Co. Ltd. (A Shares)	310,420	972,883
Youngor Group Co. Ltd. (A Shares)	821,377	815,864
Youngy Co. Ltd. (A Shares) (b)	21,800	223,167
YTO Express Group Co. Ltd. (A Shares)	310,700	778,784
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	99,200	218,915
Yuexiu Property Co. Ltd. (a)	1,958,400	2,833,149
Yum China Holdings, Inc.	609,865	37,311,541
Yunda Holding Co. Ltd. (A Shares)	252,250	443,697
Yunnan Aluminium Co. Ltd. (A Shares)	271,900	561,369
Yunnan Baiyao Group Co. Ltd. (A Shares)	147,520	1,242,619
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	23,000	379,870
Yunnan Energy New Material Co. Ltd.	74,100	1,118,402
Yunnan Tin Co. Ltd. (A Shares)	157,100	351,755
Yunnan Yuntianhua Co. Ltd. (Series A) (b)	154,300	428,293
Zai Lab Ltd. ADR (b)	129,560	4,532,009
Zangge Mining Co. Ltd. (Series A)	129,700	430,415
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	50,500	1,990,397
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,658,000	2,639,336
Zhefu Holding Group Co. Ltd. (A Shares)	486,000	268,845
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	889,600	883,833
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	608,400	853,762
Zhejiang Chint Electric Co. Ltd. (A Shares)	176,900	668,565
Zhejiang Dahua Technology Co. Ltd. (A Shares)	217,400	739,409
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	40,740	301,589
Zhejiang Expressway Co. Ltd. (H Shares)	1,962,000	1,628,187
Zhejiang HangKe Technology, Inc. Co. (A Shares)	33,065	238,659
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	121,380	344,194
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	131,000	989,240
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	111,100	1,103,084
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	74,300	345,046
Zhejiang Juhua Co. Ltd. (A Shares)	225,800	495,884
Zhejiang NHU Co. Ltd. (A Shares)	256,508	634,333
Zhejiang Supcon Technology Co. Ltd. (A Shares)	40,964	572,756
Zhejiang Supor Cookware Co. Ltd.	41,600	310,244
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	552,499
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	131,100	419,865
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	44,600	299,091
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	73,500	181,893
Zheshang Securities Co. Ltd.	325,800	483,744
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)	1,054,800	3,283,630
Zhongji Innolight Co. Ltd. (A Shares)	61,100	796,881
Zhongsheng Group Holdings Ltd. Class H	903,500	3,859,316
Zhongtai Securities Co. Ltd. (A Shares)	523,200	566,948
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	921,300	3,718,366
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	37,800	225,520
Zhuzhou Kibing Group Co. Ltd. (A Shares)	205,100	305,778
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (b)	301,000	310,924
Zijin Mining Group Co. Ltd.:
(A Shares)	647,900	1,207,993
(H Shares)	9,771,000	16,542,847
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	925,200	868,296
ZTE Corp.:
(A Shares)	57,500	296,739
(H Shares)	1,637,136	5,272,865
ZTO Express, Inc. sponsored ADR	617,314	17,087,252
TOTAL CHINA		3,084,898,190
Colombia - 0.0%
Bancolombia SA	296,734	2,273,824
Interconexion Electrica SA ESP	607,221	2,352,367
TOTAL COLOMBIA		4,626,191
Czech Republic - 0.0%
CEZ A/S	233,841	12,560,704
Komercni Banka A/S (a)	117,270	3,781,123
MONETA Money Bank A/S (d)	467,815	1,715,402
TOTAL CZECH REPUBLIC		18,057,229
Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	4,503	8,021,458
Series B	7,284	13,166,214
Carlsberg A/S Series B	141,024	23,297,261
Chr. Hansen Holding A/S	151,103	11,745,134
Coloplast A/S Series B	171,735	24,702,218
Danske Bank A/S (a)(b)	998,402	21,039,575
Demant A/S (a)(b)	129,089	5,522,708
DSV A/S	271,046	50,907,524
Genmab A/S (b)	95,829	39,382,338
Novo Nordisk A/S Series B	2,402,798	399,716,259
Novozymes A/S Series B	296,908	15,423,678
ORSTED A/S (d)	273,994	24,570,147
Pandora A/S	131,494	12,133,721
Rockwool International A/S Series B	12,396	2,991,569
Tryg A/S	510,992	12,048,669
Vestas Wind Systems A/S	1,467,109	40,595,779
TOTAL DENMARK		705,264,252
Egypt - 0.0%
Commercial International Bank SAE	3,753,197	6,486,107
Eastern Co. SAE	1,320,055	743,332
EFG-Hermes Holding SAE	1,529,281	903,216
TOTAL EGYPT		8,132,655
Finland - 0.8%
Elisa Corp. (A Shares)	212,587	13,192,938
Fortum Corp. (a)	654,463	9,757,197
Kesko Oyj	409,803	8,536,778
Kone OYJ (B Shares)	496,158	28,265,243
Metso Outotec Oyj	970,063	10,689,124
Neste OYJ	615,514	29,801,640
Nokia Corp.	7,836,203	33,156,159
Nordea Bank ABP	4,801,958	53,296,557
Orion Oyj (B Shares)	155,378	7,297,014
Sampo Oyj (A Shares)	698,998	35,399,582
Stora Enso Oyj (R Shares)	804,991	10,200,725
UPM-Kymmene Corp.	779,147	24,811,866
Wartsila Corp.	693,603	8,024,952
TOTAL FINLAND		272,429,775
France - 6.9%
Accor SA	250,866	8,878,907
Adevinta ASA Class B (b)	409,239	3,148,864
Aeroports de Paris SA	43,234	6,864,858
Air Liquide SA	714,025	128,446,123
Airbus Group NV	858,219	120,180,375
Alstom SA (a)	460,170	11,566,176
Amundi SA (d)	85,789	5,610,409
Arkema SA	88,264	8,716,271
AXA SA (a)	2,730,306	89,117,655
bioMerieux SA	61,764	6,458,681
BNP Paribas SA	1,613,176	104,232,769
Bollore SA (a)	1,285,133	8,666,459
Bouygues SA (a)	328,819	12,029,212
Bureau Veritas SA	423,895	12,209,730
Capgemini SA	238,083	43,260,469
Carrefour SA	867,508	18,044,690
Compagnie de Saint-Gobain	711,273	41,178,948
Compagnie Generale des Etablissements Michelin SCA Series B (a)	986,182	31,407,523
Covivio (a)	67,229	3,815,101
Covivio rights (a)(b)(c)	67,229	277,799
Credit Agricole SA	1,767,998	21,611,167
Danone SA	933,341	61,771,923
Dassault Aviation SA	36,503	7,131,477
Dassault Systemes SA	966,597	39,056,969
Edenred SA	362,823	23,555,902
Eiffage SA	121,623	14,460,368
Electricite de France SA (b)	23,260	305,640
Engie SA (a)	2,643,067	42,276,333
EssilorLuxottica SA	422,720	83,563,653
Eurazeo SA	65,097	4,637,369
Gecina SA	68,660	7,633,736
Getlink SE	631,905	11,809,182
Hermes International SCA	45,959	99,603,122
Ipsen SA	55,344	6,708,191
Kering SA	108,805	69,501,525
Klepierre SA	315,934	7,993,011
L'Oreal SA (b)	23,733	11,317,015
L'Oreal SA (a)	327,138	155,994,847
La Francaise des Jeux SAEM (d)	155,455	6,636,002
Legrand SA	390,660	36,891,129
LVMH Moet Hennessy Louis Vuitton SE	401,767	386,452,177
Orange SA	2,905,965	37,823,802
Pernod Ricard SA	300,673	69,376,644
Publicis Groupe SA	331,697	27,118,581
Remy Cointreau SA	34,361	5,938,715
Renault SA (a)	276,612	10,250,382
Safran SA	496,275	77,180,573
Sartorius Stedim Biotech	39,835	10,644,340
SEB SA (a)	35,854	4,100,881
Societe Generale Series A	1,174,910	28,536,532
Sodexo SA (b)	8,142	872,046
Sodexo SA	120,599	12,916,717
Teleperformance (a)	85,933	17,119,875
Thales SA	155,058	23,646,804
TotalEnergies SE	3,612,844	230,860,526
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (b)	171,798	9,188,827
Valeo SA	303,251	5,902,800
Veolia Environnement SA (a)	961,526	30,446,669
VINCI SA (a)	780,828	96,536,249
Vivendi SA	1,052,459	11,543,699
Wendel SA	39,651	4,439,050
Worldline SA (b)(d)	348,554	15,124,742
TOTAL FRANCE		2,492,590,211
Germany - 5.1%
adidas AG	235,447	41,463,617
Allianz SE	585,532	147,031,099
Aroundtown SA (a)	1,361,571	1,846,138
BASF AG	1,335,738	68,956,158
Bayer AG	1,427,031	94,178,723
Bayerische Motoren Werke AG (BMW)	477,339	53,355,395
Bechtle AG	120,454	5,581,223
Beiersdorf AG	147,833	20,622,783
Brenntag SE	225,013	18,293,148
Carl Zeiss Meditec AG	58,596	7,864,252
Commerzbank AG	1,548,246	17,171,013
Continental AG	158,610	11,084,063
Covestro AG (d)	280,000	12,283,724
Daimler Truck Holding AG	658,084	21,710,774
Deutsche Bank AG	3,005,788	32,931,989
Deutsche Borse AG	275,952	52,626,433
Deutsche Lufthansa AG (b)	869,271	9,319,878
Deutsche Post AG	1,440,824	69,303,054
Deutsche Telekom AG	4,703,451	113,408,510
E.ON SE	3,240,781	42,870,054
Evonik Industries AG	309,449	6,737,801
Fresenius Medical Care AG & Co. KGaA	249,397	12,101,730
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)	96,529	2,337,932
Fresenius SE & Co. KGaA	615,732	17,789,617
GEA Group AG	219,339	10,281,477
Hannover Reuck SE	87,704	18,709,705
HeidelbergCement AG	212,172	16,028,802
HelloFresh AG (b)	238,617	6,370,844
Henkel AG & Co. KGaA	149,535	11,039,765
Infineon Technologies AG	1,896,730	69,072,790
Knorr-Bremse AG	105,387	7,367,029
LEG Immobilien AG	106,403	6,610,299
Mercedes-Benz Group AG (Germany)	1,165,452	90,888,974
Merck KGaA	187,681	33,616,266
MTU Aero Engines AG	77,996	20,428,839
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	203,286	76,272,287
Nemetschek SE	84,050	6,536,745
Puma AG	153,043	8,931,073
Rational AG	7,528	5,433,293
Rheinmetall AG	63,372	18,539,761
RWE AG	935,960	43,883,275
SAP SE	1,514,915	204,992,538
Scout24 AG (d)	117,866	7,338,025
Siemens AG	1,111,302	183,178,397
Siemens Energy AG (b)	753,243	18,409,366
Siemens Healthineers AG (d)	410,499	25,520,394
Symrise AG	193,768	23,411,541
Telefonica Deutschland Holding AG	1,549,589	5,233,463
United Internet AG	127,025	2,177,915
Volkswagen AG	41,327	6,938,503
Vonovia SE	1,042,307	22,606,092
Zalando SE (b)(d)	323,510	13,250,201
TOTAL GERMANY		1,843,936,767
Greece - 0.1%
Alpha Bank SA (b)	3,297,444	4,123,970
Eurobank Ergasias Services and Holdings SA (b)	3,737,346	5,271,272
Ff Group (b)(e)	7,962	0
Hellenic Telecommunications Organization SA	294,479	4,299,445
Jumbo SA	167,677	3,861,553
Motor Oil (HELLAS) Corinth Refineries SA	88,707	2,111,319
Mytilineos SA	145,067	4,204,037
National Bank of Greece SA (b)	794,588	4,150,138
OPAP SA	288,146	4,908,675
Public Power Corp. of Greece (b)	311,037	2,680,162
Terna Energy SA	78,406	1,734,823
TOTAL GREECE		37,345,394
Hong Kong - 1.7%
AIA Group Ltd.	17,177,809	187,016,107
CK Asset Holdings Ltd.	2,859,639	16,909,408
CK Infrastructure Holdings Ltd.	889,131	5,062,167
CLP Holdings Ltd.	2,374,976	17,683,423
Futu Holdings Ltd. ADR (a)(b)	87,077	3,854,899
Hang Lung Properties Ltd.	2,969,125	5,427,344
Hang Seng Bank Ltd.	1,120,553	16,609,793
Henderson Land Development Co. Ltd.	2,124,869	7,566,076
HKT Trust/HKT Ltd. unit	5,500,479	7,229,130
Hong Kong & China Gas Co. Ltd.	16,278,350	14,454,057
Hong Kong Exchanges and Clearing Ltd.	1,750,984	72,695,427
Hongkong Land Holdings Ltd.	1,635,245	7,277,556
Jardine Matheson Holdings Ltd.	234,364	11,329,573
Kingboard Laminates Holdings Ltd.	1,246,000	1,284,115
Link (REIT)	3,689,409	24,132,024
MTR Corp. Ltd.	2,249,325	11,238,808
New World Development Co. Ltd.	2,218,491	5,916,444
Nine Dragons Paper (Holdings) Ltd.	2,561,000	1,776,790
Orient Overseas International Ltd.	186,000	3,778,998
Power Assets Holdings Ltd.	2,036,926	11,639,607
Prudential PLC	3,994,436	61,119,026
Sino Biopharmaceutical Ltd.	15,284,000	8,484,163
Sino Land Ltd.	5,202,282	7,010,448
Sun Hung Kai Properties Ltd.	2,106,922	29,335,293
Swire Pacific Ltd. (A Shares)	681,060	5,406,342
Swire Properties Ltd.	1,650,920	4,437,236
Techtronic Industries Co. Ltd.	2,002,870	21,668,028
Vinda International Holdings Ltd.	510,000	1,332,557
WH Group Ltd. (d)	12,394,743	6,900,634
Wharf Real Estate Investment Co. Ltd.	2,414,349	13,922,869
Xinyi Glass Holdings Ltd.	2,697,467	4,935,125
TOTAL HONG KONG		597,433,467
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	593,885	4,809,998
OTP Bank PLC	327,185	9,954,184
Richter Gedeon PLC	202,527	4,887,424
TOTAL HUNGARY		19,651,606
India - 3.6%
ABB India Ltd.	80,055	3,356,696
ACC Ltd.	93,721	2,027,758
Adani Enterprises Ltd.	248,484	5,880,798
Adani Green Energy Ltd. (b)	461,620	5,394,531
Adani Ports & Special Economic Zone Ltd.	768,433	6,430,646
Adani Power Ltd. (b)	1,073,899	2,964,915
Adani Total Gas Ltd.	400,112	4,641,205
Adani Transmissions Ltd. (b)	405,829	5,124,144
Ambuja Cements Ltd.	872,881	4,249,090
Apollo Hospitals Enterprise Ltd.	146,984	8,144,904
Asian Paints Ltd.	560,067	19,952,911
AU Small Finance Bank Ltd. (d)	239,404	1,953,495
Aurobindo Pharma Ltd.	365,483	2,765,791
Avenue Supermarts Ltd. (b)(d)	236,932	10,215,479
Axis Bank Ltd.	3,301,470	34,886,791
Bajaj Auto Ltd.	100,165	5,442,291
Bajaj Finance Ltd.	397,366	30,682,451
Bajaj Finserv Ltd.	555,353	9,248,759
Bajaj Holdings & Investment Ltd.	35,123	2,950,248
Balkrishna Industries Ltd.	108,891	2,783,935
Bandhan Bank Ltd. (b)(d)	912,239	2,571,604
Bank of Baroda	1,515,424	3,498,983
Berger Paints India Ltd.	368,333	2,759,165
Bharat Electronics Ltd.	5,349,196	6,781,737
Bharat Forge Ltd.	363,482	3,574,184
Bharat Petroleum Corp. Ltd.	1,269,980	5,564,486
Bharti Airtel Ltd.	3,243,506	31,785,305
Britannia Industries Ltd.	157,747	8,804,917
Cg Power & Industrial Soluti	912,370	3,459,047
Cholamandalam Investment and Finance Co. Ltd.	605,089	6,474,491
Cipla Ltd./India	715,132	7,964,612
Coal India Ltd.	2,266,714	6,485,688
Colgate-Palmolive Ltd.	182,692	3,571,128
Container Corp. of India Ltd.	387,675	2,909,819
Dabur India Ltd.	926,356	6,052,588
Divi's Laboratories Ltd.	194,536	7,801,674
DLF Ltd.	936,042	4,901,387
Dr. Reddy's Laboratories Ltd.	171,176	10,333,222
Eicher Motors Ltd.	201,449	8,166,145
GAIL India Ltd.	3,290,557	4,329,809
Godrej Consumer Products Ltd. (b)	607,021	6,752,108
Godrej Properties Ltd. (b)	178,411	2,884,578
Grasim Industries Ltd.	387,350	8,177,355
Havells India Ltd.	379,957	5,737,489
HCL Technologies Ltd.	1,374,927	17,994,823
HDFC Standard Life Insurance Co. Ltd. (d)	1,410,233	9,164,918
Hero Motocorp Ltd.	163,661	5,137,645
Hindalco Industries Ltd.	1,970,760	10,585,158
Hindustan Petroleum Corp. Ltd. (b)	902,703	2,779,734
Hindustan Unilever Ltd.	1,196,134	36,041,254
Housing Development Finance Corp. Ltd.	2,506,384	85,487,257
ICICI Bank Ltd.	7,491,216	84,598,222
ICICI Lombard General Insurance Co. Ltd. (d)	355,976	4,710,713
ICICI Prudential Life Insurance Co. Ltd. (d)	509,280	2,716,667
Indian Oil Corp. Ltd.	3,984,390	3,974,943
Indian Railway Catering & Tourism Corp. Ltd.	339,107	2,573,348
Indraprastha Gas Ltd.	465,539	2,830,495
Indus Towers Ltd.	929,513	1,768,072
Info Edge India Ltd.	103,977	4,829,519
Infosys Ltd.	4,453,880	68,792,173
Infosys Ltd. sponsored ADR	433,156	6,731,244
InterGlobe Aviation Ltd. (b)(d)	145,362	3,605,539
ITC Ltd.	4,289,110	22,390,285
Jindal Steel & Power Ltd.	511,701	3,665,282
JSW Steel Ltd. (b)	1,054,433	9,391,733
Jubilant Foodworks Ltd.	559,944	3,074,145
Kotak Mahindra Bank Ltd.	805,724	19,196,516
Larsen & Toubro Ltd.	998,019	28,965,580
Ltimindtree Ltd. (d)	129,694	7,056,835
Lupin Ltd.	290,473	2,526,870
Mahindra & Mahindra Ltd.	1,254,005	18,887,233
Marico Ltd.	734,267	4,470,312
Maruti Suzuki India Ltd.	176,091	18,565,660
Mphasis BFL Ltd.	120,491	2,690,960
MRF Ltd.	2,811	3,067,944
Muthoot Finance Ltd.	193,215	2,418,799
Nestle India Ltd.	48,477	12,927,836
NTPC Ltd.	5,675,388	11,982,993
Oil & Natural Gas Corp. Ltd.	3,670,192	7,165,349
Page Industries Ltd.	8,627	4,266,391
Petronet LNG Ltd.	1,116,119	3,245,148
PI Industries Ltd.	107,094	4,446,359
Pidilite Industries Ltd.	225,262	6,685,645
Power Grid Corp. of India Ltd.	4,563,895	13,284,932
Reliance Industries Ltd.	4,420,394	131,411,648
Samvardhana Motherson International Ltd.	2,868,095	2,586,055
SBI Cards & Payment Services Ltd.	363,841	3,447,080
SBI Life Insurance Co. Ltd. (d)	659,452	9,223,218
Shree Cement Ltd.	15,912	4,749,384
Shriram Transport Finance Co. Ltd.	332,786	5,444,518
Siemens Ltd.	102,138	4,321,643
SRF Ltd.	219,411	6,844,579
State Bank of India	2,586,353	18,386,206
Sun Pharmaceutical Industries Ltd.	1,395,014	16,892,098
Tata Consultancy Services Ltd.	1,327,208	52,528,765
Tata Consumer Products Ltd.	816,127	7,643,874
Tata Elxsi Ltd.	50,034	4,087,099
Tata Motors Ltd. (b)	2,414,513	14,421,273
Tata Power Co. Ltd./The	2,021,974	4,999,613
Tata Steel Ltd.	10,610,186	14,081,499
Tech Mahindra Ltd.	840,413	10,586,232
The Indian Hotels Co. Ltd.	1,246,540	5,190,249
Titan Co. Ltd.	516,553	16,753,610
Torrent Pharmaceuticals Ltd.	141,031	2,858,170
Trent Ltd.	256,242	4,299,888
Tube Investments of India Ltd.	152,653	4,848,286
Tvs Motor Co. Ltd.	314,246	4,391,335
Ultratech Cement Ltd.	147,348	13,655,005
United Spirits Ltd. (b)	445,519	4,251,772
UPL Ltd.	720,930	6,549,866
Varun Beverages Ltd.	329,437	5,845,026
Vedanta Ltd.	1,047,526	3,597,227
Wipro Ltd.	1,986,195	9,414,780
Yes Bank Ltd. (b)	16,812,077	3,238,956
Zomato Ltd. (b)	4,457,960	3,568,579
TOTAL INDIA		1,295,250,423
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	6,316,000	2,780,128
PT Adaro Energy Indonesia Tbk	21,513,400	4,605,246
PT Aneka Tambang Tbk	11,904,800	1,712,561
PT Astra International Tbk	29,425,800	13,573,205
PT Bank Central Asia Tbk	80,831,000	50,022,387
PT Bank Mandiri (Persero) Tbk	54,515,900	19,271,375
PT Bank Negara Indonesia (Persero) Tbk	11,076,589	7,138,296
PT Bank Rakyat Indonesia (Persero) Tbk	99,592,100	34,705,780
PT Barito Pacific Tbk	39,994,226	2,280,667
PT Charoen Pokphand Indonesia Tbk	10,598,600	3,318,160
PT Indah Kiat Pulp & Paper Tbk	3,904,000	2,074,484
PT Indofood CBP Sukses Makmur Tbk	3,222,100	2,326,470
PT Kalbe Farma Tbk	29,953,600	4,336,797
PT Merdeka Copper Gold Tbk (b)	18,107,590	4,884,681
PT Sarana Menara Nusantara Tbk	29,209,300	2,045,605
PT Semen Indonesia (Persero) Tbk	4,799,896	1,952,238
PT Sumber Alfaria Trijaya Tbk	24,231,200	4,791,290
PT Surya Citra Media Tbk	35	0
PT Telkom Indonesia Persero Tbk	72,565,400	21,018,483
PT Unilever Indonesia Tbk	10,695,500	3,212,489
PT United Tractors Tbk	2,493,812	4,922,975
PT Vale Indonesia Tbk (b)	3,515,500	1,680,282
TOTAL INDONESIA		192,653,599
Ireland - 0.4%
AerCap Holdings NV (b)	240,607	13,560,611
AIB Group PLC	1,515,759	6,510,497
Bank of Ireland Group PLC	1,554,509	16,049,999
CRH PLC	874,459	42,196,123
CRH PLC sponsored ADR (a)	207,814	10,078,979
Kerry Group PLC Class A	231,689	24,365,652
Kingspan Group PLC (Ireland)	224,315	15,497,728
Smurfit Kappa Group PLC	356,676	13,181,934
TOTAL IRELAND		141,441,523
Israel - 0.4%
Azrieli Group	61,546	3,561,150
Bank Hapoalim BM (Reg.)	1,844,695	15,741,167
Bank Leumi le-Israel BM	2,226,850	17,474,393
Bezeq The Israel Telecommunication Corp. Ltd.	2,938,295	3,980,767
Check Point Software Technologies Ltd. (b)	145,640	18,548,710
Elbit Systems Ltd. (Israel)	38,727	7,128,965
First International Bank of Israel	81,269	2,928,895
Icl Group Ltd.	1,036,363	6,353,500
Israel Discount Bank Ltd. (Class A)	1,799,414	8,849,943
Mizrahi Tefahot Bank Ltd.	224,394	7,295,657
NICE Ltd. (b)	71,583	14,697,853
NICE Ltd. sponsored ADR (a)(b)	19,733	4,025,729
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,614,600	14,095,458
Tower Semiconductor Ltd. (b)	159,288	7,004,661
Wix.com Ltd. (a)(b)	83,421	7,276,814
TOTAL ISRAEL		138,963,662
Italy - 1.4%
Amplifon SpA	180,636	6,624,145
Assicurazioni Generali SpA	1,595,636	33,195,407
Coca-Cola HBC AG	298,575	9,095,675
Davide Campari Milano NV (a)	763,013	9,820,124
DiaSorin SpA	35,349	3,835,901
Enel SpA	11,759,503	80,342,280
Eni SpA	3,622,710	54,729,771
Ferrari NV (Italy)	182,460	50,725,590
FinecoBank SpA	881,407	13,334,883
Infrastrutture Wireless Italiane SpA (d)	485,594	6,739,283
Intesa Sanpaolo SpA	23,380,838	61,477,371
Mediobanca SpA	840,995	9,016,717
Moncler SpA	297,088	21,985,583
Nexi SpA (b)(d)	852,658	7,052,216
Poste Italiane SpA (d)	726,255	7,543,254
Prysmian SpA	372,385	15,210,971
Recordati SpA	150,921	6,939,693
Snam SpA	2,880,283	15,995,871
Telecom Italia SpA (a)(b)	7,061,707	2,076,828
Telecom Italia SpA (Risparmio Shares) (b)	7,564,311	2,183,800
Terna - Rete Elettrica Nazionale	2,026,739	17,553,453
UniCredit SpA	2,787,059	55,226,912
TOTAL ITALY		490,705,728
Japan - 13.4%
Advantest Corp.	264,582	20,619,382
AEON Co. Ltd.	961,878	19,604,999
AGC, Inc.	276,396	10,305,388
Aisin Seiki Co. Ltd.	214,501	6,295,920
Ajinomoto Co., Inc.	663,115	23,848,509
Ana Holdings, Inc. (b)	228,751	4,989,757
Asahi Group Holdings	667,317	25,781,192
ASAHI INTECC Co. Ltd.	322,349	5,833,308
Asahi Kasei Corp.	1,859,625	13,134,829
Astellas Pharma, Inc.	2,668,765	40,203,783
Azbil Corp.	172,082	4,812,577
Bandai Namco Holdings, Inc.	883,594	20,071,210
BayCurrent Consulting, Inc.	188,500	6,552,262
Bridgestone Corp.	826,795	33,202,728
Brother Industries Ltd.	341,275	5,359,809
Canon, Inc.	1,405,228	33,468,819
Canon, Inc. sponsored ADR (a)	45,920	1,089,222
Capcom Co. Ltd.	250,200	9,401,918
Central Japan Railway Co.	209,538	25,940,548
Chiba Bank Ltd.	773,794	5,052,900
Chubu Electric Power Co., Inc.	935,995	10,438,557
Chugai Pharmaceutical Co. Ltd.	975,924	25,184,364
Concordia Financial Group Ltd.	1,589,188	6,029,950
CyberAgent, Inc.	629,396	5,492,487
Dai Nippon Printing Co. Ltd.	319,421	9,182,115
Dai-ichi Mutual Life Insurance Co.	1,423,591	26,479,902
Daifuku Co. Ltd.	443,727	8,175,575
Daiichi Sankyo Kabushiki Kaisha	2,543,796	87,289,381
Daikin Industries Ltd.	361,282	65,620,036
Daito Trust Construction Co. Ltd.	89,621	8,494,071
Daiwa House Industry Co. Ltd.	863,808	22,017,150
Daiwa House REIT Investment Corp.	3,220	6,851,094
Daiwa Securities Group, Inc.	1,945,651	9,036,958
DENSO Corp.	627,525	37,879,674
Dentsu Group, Inc.	294,322	10,605,848
Disco Corp.	126,087	14,355,668
East Japan Railway Co.	439,281	25,136,385
Eisai Co. Ltd.	366,297	21,136,550
ENEOS Holdings, Inc.	4,466,464	15,889,558
FANUC Corp.	1,393,325	47,054,276
Fast Retailing Co. Ltd.	254,289	60,216,052
Fuji Electric Co. Ltd.	188,804	7,621,171
FUJIFILM Holdings Corp.	522,948	27,256,035
Fujitsu Ltd.	285,758	38,085,058
GLP J-REIT	6,579	7,517,005
GMO Payment Gateway, Inc.	61,328	4,796,576
Hakuhodo DY Holdings, Inc.	329,807	3,886,227
Hamamatsu Photonics K.K.	202,246	10,721,840
Hankyu Hanshin Holdings, Inc.	335,580	10,477,249
Hikari Tsushin, Inc.	28,470	3,884,591
Hirose Electric Co. Ltd.	43,868	5,920,377
Hitachi Construction Machinery Co. Ltd.	150,971	3,720,209
Hitachi Ltd.	1,407,409	77,850,317
Honda Motor Co. Ltd.	2,367,686	62,798,206
Hoshizaki Corp.	157,506	5,547,546
Hoya Corp.	518,682	54,386,423
Hulic Co. Ltd.	559,472	4,817,084
Ibiden Co. Ltd.	164,740	6,481,899
Idemitsu Kosan Co. Ltd.	305,827	6,511,988
Iida Group Holdings Co. Ltd.	200,678	3,567,914
INPEX Corp.	1,515,612	16,585,423
Isuzu Motors Ltd.	846,792	9,999,787
Itochu Corp.	1,717,371	56,973,542
ITOCHU Techno-Solutions Corp.	142,285	3,684,554
Japan Airlines Co. Ltd.	206,626	3,941,720
Japan Exchange Group, Inc.	731,994	11,885,958
Japan Post Bank Co. Ltd.	2,141,140	17,098,223
Japan Post Holdings Co. Ltd.	3,444,446	28,354,420
Japan Post Insurance Co. Ltd.	281,542	4,571,986
Japan Real Estate Investment Corp.	1,820	7,211,571
Japan Retail Fund Investment Corp.	10,262	7,513,995
Japan Tobacco, Inc.	1,731,226	37,250,598
JFE Holdings, Inc.	711,190	8,413,593
JSR Corp.	260,021	6,033,384
Kajima Corp.	613,078	8,111,354
Kansai Electric Power Co., Inc.	1,022,399	11,036,506
Kao Corp.	679,626	27,462,669
KDDI Corp.	2,346,907	73,266,057
Keio Corp.	151,920	5,642,302
Keisei Electric Railway Co.	189,742	6,695,792
Keyence Corp.	282,429	127,363,136
Kikkoman Corp.	211,748	12,542,625
Kintetsu Group Holdings Co. Ltd.	250,564	8,458,360
Kirin Holdings Co. Ltd.	1,207,920	19,623,042
Kobayashi Pharmaceutical Co. Ltd.	76,587	4,779,184
Kobe Bussan Co. Ltd.	221,072	6,183,032
Koei Tecmo Holdings Co. Ltd. (a)	163,718	3,010,739
Koito Manufacturing Co. Ltd.	306,630	5,931,284
Komatsu Ltd.	1,343,164	33,404,316
Konami Group Corp.	135,636	6,673,834
Kose Corp.	49,068	5,726,003
Kubota Corp.	1,472,367	22,310,778
Kurita Water Industries Ltd.	152,684	6,398,814
Kyocera Corp.	466,856	24,504,128
Kyowa Hakko Kirin Co., Ltd.	392,921	8,743,042
Lasertec Corp.	109,695	14,923,569
LIXIL Group Corp.	417,503	6,571,932
M3, Inc.	639,002	15,684,930
Makita Corp.	324,168	9,145,009
Marubeni Corp.	2,239,245	31,782,050
MatsukiyoCocokara & Co.	167,500	8,969,602
Mazda Motor Corp.	826,009	7,474,960
McDonald's Holdings Co. (Japan) Ltd.	125,245	5,217,737
Meiji Holdings Co. Ltd.	324,212	7,823,143
Minebea Mitsumi, Inc.	527,200	9,763,027
Misumi Group, Inc.	412,014	10,393,963
Mitsubishi Chemical Holdings Corp.	1,862,084	10,924,184
Mitsubishi Corp.	1,816,001	67,329,822
Mitsubishi Electric Corp.	2,823,397	35,006,964
Mitsubishi Estate Co. Ltd.	1,617,512	19,934,709
Mitsubishi Heavy Industries Ltd.	466,428	17,687,065
Mitsubishi UFJ Financial Group, Inc.	17,354,718	108,632,461
Mitsubishi UFJ Lease & Finance Co. Ltd.	901,016	4,676,936
Mitsui & Co. Ltd.	2,077,446	64,855,187
Mitsui Chemicals, Inc.	271,771	6,876,080
Mitsui Fudosan Co. Ltd.	1,313,810	26,094,920
Mitsui OSK Lines Ltd. (a)	503,500	12,482,078
Mizuho Financial Group, Inc.	3,499,932	50,734,414
MonotaRO Co. Ltd.	365,908	5,535,785
MS&AD Insurance Group Holdings, Inc.	622,515	20,432,389
Murata Manufacturing Co. Ltd.	834,261	47,332,777
NEC Corp.	358,363	13,780,963
Nexon Co. Ltd.	690,159	15,590,939
NGK Insulators Ltd.	352,995	4,430,732
Nidec Corp.	652,356	32,279,931
Nihon M&A Center Holdings, Inc.	424,960	3,248,328
Nintendo Co. Ltd.	1,601,890	67,723,728
Nippon Building Fund, Inc.	2,221	9,313,133
Nippon Express Holdings, Inc.	114,985	6,747,546
Nippon Paint Holdings Co. Ltd.	1,192,830	10,762,003
Nippon Prologis REIT, Inc.	3,131	7,132,645
Nippon Sanso Holdings Corp.	255,186	4,604,241
Nippon Shinyaku Co. Ltd.	69,255	3,166,941
Nippon Steel & Sumitomo Metal Corp.	1,175,199	25,099,220
Nippon Telegraph & Telephone Corp.	1,732,271	52,858,478
Nippon Yusen KK (a)	707,833	16,732,401
Nissan Chemical Corp.	187,384	8,327,729
Nissan Motor Co. Ltd.	3,356,425	12,238,990
Nisshin Seifun Group, Inc.	281,062	3,406,879
Nissin Food Holdings Co. Ltd.	90,105	8,687,211
Nitori Holdings Co. Ltd.	116,842	14,878,183
Nitto Denko Corp.	210,250	13,592,291
Nomura Holdings, Inc.	4,222,165	15,136,048
Nomura Real Estate Holdings, Inc.	166,718	4,154,451
Nomura Real Estate Master Fund, Inc.	6,153	7,199,665
Nomura Research Institute Ltd.	572,080	14,393,274
NTT Data Corp.	918,756	12,479,601
Obayashi Corp.	948,785	7,909,803
OBIC Co. Ltd.	101,452	15,631,239
Odakyu Electric Railway Co. Ltd.	434,339	6,066,988
Oji Holdings Corp.	1,200,202	4,716,434
Olympus Corp.	1,776,063	31,092,500
OMRON Corp.	271,077	15,901,147
Ono Pharmaceutical Co. Ltd.	525,545	10,581,900
Open House Group Co. Ltd.	110,000	4,397,003
Oracle Corp. Japan	53,903	3,868,554
Oriental Land Co. Ltd.	1,452,440	51,400,672
ORIX Corp.	1,734,954	29,515,945
Osaka Gas Co. Ltd.	538,118	8,901,123
Otsuka Corp.	167,132	6,083,443
Otsuka Holdings Co. Ltd.	568,203	19,330,701
Pan Pacific International Holdings Ltd.	549,191	10,262,695
Panasonic Holdings Corp.	3,208,393	30,219,156
Persol Holdings Co. Ltd.	259,626	5,353,336
Rakuten Group, Inc.	1,275,260	6,360,938
Recruit Holdings Co. Ltd.	2,093,683	58,735,361
Renesas Electronics Corp. (b)	1,705,883	22,231,833
Resona Holdings, Inc.	3,142,189	15,660,551
Ricoh Co. Ltd.	803,238	6,650,593
ROHM Co. Ltd.	127,995	9,636,511
SBI Holdings, Inc. Japan	358,865	7,008,906
SCSK Corp.	232,433	3,509,231
Secom Co. Ltd.	305,559	19,566,163
Seiko Epson Corp.	408,709	6,250,689
Sekisui Chemical Co. Ltd.	539,139	7,673,270
Sekisui House Ltd.	896,003	18,420,621
Seven & i Holdings Co. Ltd.	1,095,672	49,653,061
SG Holdings Co. Ltd.	422,149	6,074,651
Sharp Corp. (a)	319,911	2,280,006
Shimadzu Corp.	345,977	10,821,045
SHIMANO, Inc.	106,890	16,530,805
SHIMIZU Corp.	822,281	5,021,678
Shin-Etsu Chemical Co. Ltd.	2,686,585	76,663,911
Shionogi & Co. Ltd.	386,894	17,319,133
Shiseido Co. Ltd.	582,275	29,186,996
Shizuoka Financial Group	652,318	4,916,943
SMC Corp.	83,155	41,473,126
SoftBank Corp.	4,178,727	47,047,501
SoftBank Group Corp.	1,753,144	65,747,144
Sompo Holdings, Inc.	454,754	18,976,703
Sony Group Corp.	1,831,120	165,668,288
Square Enix Holdings Co. Ltd.	123,938	6,098,883
Subaru Corp.	886,378	14,467,301
Sumco Corp.	517,929	7,132,740
Sumitomo Chemical Co. Ltd.	2,178,481	7,361,572
Sumitomo Corp.	1,628,369	29,185,039
Sumitomo Electric Industries Ltd.	1,023,203	13,058,387
Sumitomo Metal Mining Co. Ltd.	356,332	13,151,755
Sumitomo Mitsui Financial Group, Inc.	1,895,372	77,470,749
Sumitomo Mitsui Trust Holdings, Inc.	480,857	17,333,801
Sumitomo Realty & Development Co. Ltd.	447,379	10,445,956
Suntory Beverage & Food Ltd.	201,703	7,593,191
Suzuki Motor Corp.	536,632	18,711,541
Sysmex Corp.	244,529	15,728,896
T&D Holdings, Inc.	766,553	9,387,476
Taisei Corp.	261,702	8,900,722
Takeda Pharmaceutical Co. Ltd.	2,179,820	72,281,010
TDK Corp.	565,687	19,447,713
Terumo Corp.	939,824	28,143,774
TIS, Inc.	329,267	9,041,581
Tobu Railway Co. Ltd.	275,793	7,039,836
Toho Co. Ltd.	157,105	6,241,239
Tokio Marine Holdings, Inc.	2,664,324	53,571,653
Tokyo Electric Power Co., Inc. (b)	2,232,026	8,002,739
Tokyo Electron Ltd.	650,858	74,526,826
Tokyo Gas Co. Ltd.	563,539	11,542,987
Tokyu Corp.	770,775	10,880,280
Toppan, Inc.	378,577	8,048,077
Toray Industries, Inc.	2,006,419	11,370,980
Toshiba Corp.	568,815	18,327,093
Tosoh Corp.	386,125	5,158,744
Toto Ltd.	203,617	6,964,057
Toyota Industries Corp.	213,343	12,399,047
Toyota Motor Corp.	15,390,830	211,316,651
Toyota Tsusho Corp.	304,295	12,648,723
Trend Micro, Inc.	194,245	9,491,489
Unicharm Corp.	583,397	23,551,703
USS Co. Ltd.	313,946	5,275,546
Welcia Holdings Co. Ltd.	143,237	2,998,962
West Japan Railway Co.	317,480	13,760,143
Yakult Honsha Co. Ltd.	185,018	13,915,942
Yamaha Corp.	205,961	8,116,848
Yamaha Motor Co. Ltd.	427,939	11,096,989
Yamato Holdings Co. Ltd.	415,329	7,134,349
Yaskawa Electric Corp.	349,689	14,241,310
Yokogawa Electric Corp.	338,300	5,494,261
Z Holdings Corp.	3,872,349	10,607,299
ZOZO, Inc.	185,063	3,894,532
TOTAL JAPAN		4,818,498,110
Jordan - 0.0%
Hikma Pharmaceuticals PLC	244,238	5,650,878
Korea (South) - 3.0%
AMOREPACIFIC Corp.	41,321	3,824,600
BGF Retail Co. Ltd.	11,342	1,582,989
Celltrion Healthcare Co. Ltd.	135,808	7,081,962
Celltrion Pharm, Inc.	26,075	1,599,003
Celltrion, Inc.	148,224	17,866,515
Cheil Worldwide, Inc.	96,330	1,333,557
CJ CheilJedang Corp.	11,295	2,616,598
CJ Corp.	23,286	1,595,040
Coway Co. Ltd.	78,904	2,898,222
Db Insurance Co. Ltd.	68,239	4,291,311
Delivery Hero AG (b)(d)	250,352	9,966,925
Doosan Bobcat, Inc.	69,800	2,679,049
Doosan Heavy Industries & Construction Co. Ltd. (b)	606,286	7,599,760
E-Mart, Inc.	29,731	2,175,309
Ecopro BM Co. Ltd.	71,172	14,297,682
EUSU Holdings Co. Ltd.	6	30
F&F Co. Ltd.	24,612	2,605,228
GS Holdings Corp.	64,497	1,917,065
Hana Financial Group, Inc.	427,150	13,427,932
Hanjin Shipping Co. Ltd. (b)(e)	12	0
Hankook Tire Co. Ltd.	105,623	2,728,994
Hanmi Pharm Co. Ltd.	9,499	2,298,384
Hanon Systems	270,955	1,863,326
Hanwha Solutions Corp. (b)	151,283	5,445,768
HD Hyundai Co. Ltd.	65,222	2,893,313
HD Hyundai Heavy Industries Co. Ltd. (b)	27,458	2,259,972
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	65,597	4,173,906
HLB, Inc.	160,318	4,262,343
HMM Co. Ltd.	401,973	6,159,570
Hotel Shilla Co.	44,620	2,727,127
HYBE Co. Ltd. (b)	26,109	5,281,785
Hyundai Engineering & Construction Co. Ltd.	111,000	3,416,566
Hyundai Glovis Co. Ltd.	26,746	3,282,248
Hyundai Mipo Dockyard Co. Ltd. (b)	37,035	2,039,421
Hyundai Mobis	88,503	14,419,336
Hyundai Motor Co. Ltd.	196,771	29,159,099
Hyundai Steel Co.	123,013	3,364,835
Industrial Bank of Korea	376,255	2,834,612
Kakao Corp.	455,069	19,935,161
Kakao Games Corp. (b)	57,207	1,738,996
Kakao Pay Corp. (b)	36,391	1,496,057
KakaoBank Corp.	208,559	3,454,173
Kangwon Land, Inc.	139,111	1,971,348
KB Financial Group, Inc.	566,357	21,029,358
Kia Corp.	381,206	24,152,608
Korea Aerospace Industries Ltd.	102,434	4,209,233
Korea Electric Power Corp. (b)	362,187	5,058,651
Korea Investment Holdings Co. Ltd.	60,295	2,492,905
Korea Zinc Co. Ltd.	13,255	5,096,681
Korean Air Lines Co. Ltd.	260,501	4,470,319
KRAFTON, Inc. (b)	43,012	6,215,779
KT&G Corp.	159,853	10,247,669
Kumho Petro Chemical Co. Ltd.	24,893	2,546,530
L&F Co. Ltd.	34,060	6,801,484
LG Chemical Ltd.	71,801	39,900,072
LG Corp.	138,017	9,037,008
LG Display Co. Ltd.	327,546	3,652,865
LG Electronics, Inc.	154,130	12,661,848
LG Energy Solution (b)	51,190	22,319,261
LG H & H Co. Ltd.	13,593	6,349,716
LG Innotek Co. Ltd.	20,091	4,000,313
LG Uplus Corp.	298,036	2,459,284
Lotte Chemical Corp.	30,258	3,815,137
Lotte Energy Materials Corp.	31,425	1,422,254
Lotte Shopping Co. Ltd.	14,375	859,797
Meritz Financial Holdings Co.	151,137	5,204,421
Mirae Asset Securities Co. Ltd.	385,670	2,004,706
NAVER Corp.	191,638	27,774,629
NCSOFT Corp.	24,140	6,833,657
Netmarble Corp. (d)	28,267	1,376,930
NH Investment & Securities Co. Ltd.	207,935	1,456,405
Orion Corp./Republic of Korea	33,786	3,664,385
Pan Ocean Co., Ltd. (Korea)	383,036	1,563,792
Pearl Abyss Corp. (b)	37,439	1,212,971
POSCO	104,729	29,650,540
POSCO Chemtech Co. Ltd.	39,174	9,864,691
S-Oil Corp.	64,137	3,593,599
S1 Corp.	24,076	1,051,897
Samsung Biologics Co. Ltd. (b)(d)	25,738	15,059,046
Samsung C&T Corp.	123,927	10,181,444
Samsung Electro-Mechanics Co. Ltd.	82,633	8,939,902
Samsung Electronics Co. Ltd.	6,933,964	341,314,584
Samsung Engineering Co. Ltd. (b)	221,956	4,846,572
Samsung Fire & Marine Insurance Co. Ltd.	45,562	7,667,758
Samsung Heavy Industries Co. Ltd. (b)	874,440	3,726,422
Samsung Life Insurance Co. Ltd.	113,160	5,612,235
Samsung SDI Co. Ltd.	79,988	41,527,988
Samsung SDS Co. Ltd.	49,649	4,367,301
Samsung Securities Co. Ltd.	86,405	2,194,238
SD Biosensor, Inc.	46,082	718,942
Shinhan Financial Group Co. Ltd.	660,646	17,302,836
SK Biopharmaceuticals Co. Ltd. (b)	43,048	2,226,953
SK Bioscience Co. Ltd. (b)	31,738	1,677,923
SK Hynix, Inc.	794,323	53,465,996
SK IE Technology Co. Ltd. (b)(d)	37,301	2,169,517
SK Innovation Co., Ltd.	80,549	10,487,504
SK Square Co. Ltd. (b)	140,026	4,464,292
SK, Inc.	55,852	6,813,845
SKC Co. Ltd.	31,458	2,350,467
Woori Financial Group, Inc.	808,306	7,112,073
Yuhan Corp.	80,425	3,469,261
TOTAL KOREA (SOUTH)		1,078,313,611
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	2,087,108	4,195,329
Boubyan Bank KSC	1,882,943	4,141,307
Gulf Bank	2,230,121	2,044,914
Kuwait Finance House KSCP	11,784,007	28,609,239
Mabanee Co. SAKC	860,819	2,134,842
Mobile Telecommunication Co.	3,080,497	5,719,702
National Bank of Kuwait	10,841,743	35,484,641
TOTAL KUWAIT		82,329,974
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	768,771	21,779,166
Eurofins Scientific SA	194,532	13,560,085
Reinet Investments SCA	195,989	4,285,883
TOTAL LUXEMBOURG		39,625,134
Macau - 0.1%
Galaxy Entertainment Group Ltd.	3,184,239	22,663,171
Sands China Ltd. (b)	3,498,065	12,528,040
TOTAL MACAU		35,191,211
Malaysia - 0.4%
AMMB Holdings Bhd	2,720,200	2,206,023
Axiata Group Bhd	3,670,715	2,466,390
CelcomDigi Bhd	4,591,400	4,534,580
CIMB Group Holdings Bhd	10,076,288	11,447,891
Dialog Group Bhd	5,149,622	2,651,205
Gamuda Bhd	2,979,500	2,775,432
Genting Bhd	3,155,200	3,332,603
Genting Malaysia Bhd	4,651,500	2,833,009
Hap Seng Consolidated Bhd	755,100	837,372
Hong Leong Bank Bhd	985,400	4,453,347
Hong Leong Credit Bhd	256,800	1,043,973
IHH Healthcare Bhd	2,644,200	3,402,729
Inari Amertron Bhd	4,041,200	2,097,988
IOI Corp. Bhd	3,612,400	3,102,865
IOI Properties Group Bhd	11	3
Kuala Lumpur Kepong Bhd	659,113	3,183,562
Malayan Banking Bhd	7,213,068	14,017,017
Malaysia Airports Holdings Bhd	1,029,498	1,629,382
Maxis Bhd	3,052,400	3,015,359
MISC Bhd	1,738,700	2,849,358
MR DIY Group M Sdn Bhd (d)	3,358,150	1,192,353
Nestle (Malaysia) Bhd	85,000	2,597,602
Petronas Chemicals Group Bhd	3,643,800	5,798,558
Petronas Dagangan Bhd	388,500	1,974,211
Petronas Gas Bhd	1,021,800	3,872,954
PPB Group Bhd	854,120	3,114,032
Press Metal Aluminium Holdings	5,492,700	6,364,824
Public Bank Bhd	21,471,800	18,750,240
QL Resources Bhd	1,355,700	1,717,823
RHB Bank Bhd	2,287,547	2,813,838
Sime Darby Bhd	4,345,107	2,117,205
Sime Darby Plantation Bhd	2,869,924	2,762,257
Sime Darby Property Bhd	15	2
SP Setia Bhd	14	2
Telekom Malaysia Bhd	1,627,099	1,812,798
Tenaga Nasional Bhd	3,730,225	7,450,515
Top Glove Corp. Bhd (b)	7,564,500	1,668,160
TOTAL MALAYSIA		135,887,462
Mexico - 0.7%
Alfa SA de CV Series A	4,170,500	2,646,648
America Movil S.A.B. de CV Series L	40,167,346	43,318,493
Arca Continental S.A.B. de CV	655,962	6,242,393
Banco del Bajio SA (d)	1,128,400	3,712,276
CEMEX S.A.B. de CV unit (b)	22,061,640	13,252,077
Coca-Cola FEMSA S.A.B. de CV unit	783,990	6,472,240
Fibra Uno Administracion SA de CV (a)	4,492,800	6,207,133
Fomento Economico Mexicano S.A.B. de CV unit	2,836,700	27,597,851
Gruma S.A.B. de CV Series B	285,995	4,476,630
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	521,300	9,274,933
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	289,440	8,307,545
Grupo Bimbo S.A.B. de CV Series A	1,930,500	10,339,951
Grupo Carso SA de CV Series A1	565,500	3,192,113
Grupo Financiero Banorte S.A.B. de CV Series O	3,770,100	32,602,417
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	3,095,900	7,535,058
Grupo Mexico SA de CV Series B	4,531,223	22,281,233
Grupo Televisa SA de CV	3,348,300	3,396,813
Industrias Penoles SA de CV (b)	194,740	2,992,559
Kimberly-Clark de Mexico SA de CV Series A	2,167,200	4,915,510
Operadora de Sites Mexicanos, SA de CV (a)	1,887,500	1,831,913
Orbia Advance Corp. S.A.B. de CV	1,426,616	3,286,545
Promotora y Operadora de Infraestructura S.A.B. de CV	338,065	3,516,312
Southern Copper Corp. (a)	124,507	9,565,873
Wal-Mart de Mexico SA de CV Series V	7,627,800	30,753,871
TOTAL MEXICO		267,718,387
Netherlands - 3.3%
ABN AMRO Bank NV:
GDR (Bearer) (a)(d)	578,650	9,254,974
rights (a)(b)(c)	578,650	427,202
Adyen BV (b)(d)	31,493	50,604,582
AEGON NV	2,589,249	11,814,038
Akzo Nobel NV	264,332	21,885,835
Argenx SE (b)	80,586	31,085,905
ASM International NV (Netherlands)	68,090	24,613,057
ASML Holding NV (Netherlands)	585,341	369,900,186
Euronext NV (d)	124,411	9,884,079
EXOR NV	155,456	12,758,198
Heineken Holding NV	167,782	16,075,228
Heineken NV (Bearer) (a)	376,406	43,155,962
IMCD NV	81,947	12,298,506
ING Groep NV (Certificaten Van Aandelen)	5,406,502	66,723,155
JDE Peet's BV	140,922	4,285,782
Koninklijke Ahold Delhaize NV	1,518,980	52,254,914
Koninklijke KPN NV	4,797,151	17,494,656
Koninklijke Philips Electronics NV	1,293,657	27,311,703
NN Group NV	405,641	15,094,373
OCI NV	153,658	4,044,953
Randstad NV	170,481	9,246,125
Shell PLC (London)	10,249,384	314,944,843
Universal Music Group NV	1,050,357	22,927,864
Wolters Kluwer NV	372,967	49,378,326
TOTAL NETHERLANDS		1,197,464,446
New Zealand - 0.2%
Auckland International Airport Ltd. (b)	1,858,517	10,176,045
Fisher & Paykel Healthcare Corp.	843,769	14,473,097
Mercury Nz Ltd.	898,581	3,529,557
Meridian Energy Ltd.	1,894,822	6,417,176
Spark New Zealand Ltd.	2,776,417	8,996,017
Xero Ltd. (b)	194,786	12,159,665
TOTAL NEW ZEALAND		55,751,557
Norway - 0.4%
Aker BP ASA	461,383	11,018,244
DNB Bank ASA	1,347,140	23,663,641
Equinor ASA	1,335,785	38,458,633
Equinor ASA sponsored ADR	45,714	1,313,820
Gjensidige Forsikring ASA	281,747	4,898,890
Kongsberg Gruppen ASA	124,872	5,598,533
Mowi ASA	595,684	11,352,431
Norsk Hydro ASA	1,960,897	14,430,368
Orkla ASA	1,071,329	7,700,424
Salmar ASA	94,831	4,204,508
Telenor ASA	1,011,175	12,614,721
TOTAL NORWAY		135,254,213
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR (a)	304,339	2,151,677
Credicorp Ltd. (United States)	105,267	14,261,573
TOTAL PERU		16,413,250
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	2,388,200	2,360,615
ACEN Corp.	1,091,925	118,666
Ayala Corp.	355,395	4,109,298
Ayala Land, Inc.	11,002,870	5,308,595
Bank of the Philippine Islands (BPI)	2,853,158	5,540,142
BDO Unibank, Inc.	3,488,569	9,077,546
International Container Terminal Services, Inc.	1,509,350	5,909,060
JG Summit Holdings, Inc.	4,093,025	3,750,907
Jollibee Food Corp.	567,980	2,305,829
Manila Electric Co.	404,000	2,473,800
Metropolitan Bank & Trust Co.	2,539,341	2,685,364
Monde Nissin Corp. (d)	8,343,100	1,408,197
PLDT, Inc.	123,890	2,691,324
SM Investments Corp.	364,605	5,898,095
SM Prime Holdings, Inc.	16,762,275	10,279,210
Universal Robina Corp.	1,262,110	3,352,923
TOTAL PHILIPPINES		67,269,571
Poland - 0.2%
Allegro.eu SA (b)(d)	543,132	4,269,134
Bank Polska Kasa Opieki SA	259,625	5,987,076
CD Projekt RED SA	92,728	2,524,226
Cyfrowy Polsat SA	342,607	1,435,589
Dino Polska SA (b)(d)	71,759	7,299,863
KGHM Polska Miedz SA (Bearer)	205,964	5,908,580
LPP SA	1,579	4,552,510
mBank SA (b)	21,068	1,758,999
PGE Polska Grupa Energetyczna SA (b)	1,282,253	2,118,963
Polski Koncern Naftowy Orlen SA	927,464	14,132,233
Powszechna Kasa Oszczednosci Bank SA	1,275,940	9,831,430
Powszechny Zaklad Ubezpieczen SA	877,406	8,073,965
Santander Bank Polska SA	51,665	4,198,146
TOTAL POLAND		72,090,714
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(e)	319,729	4
Energias de Portugal SA	4,232,994	23,321,680
Galp Energia SGPS SA Class B (a)	730,958	8,851,814
Jeronimo Martins SGPS SA	414,951	10,470,670
TOTAL PORTUGAL		42,644,168
Qatar - 0.2%
Barwa Real Estate Co. (b)	2,918,811	2,004,678
Industries Qatar QSC (b)	2,299,080	8,059,412
Masraf al Rayan	8,407,367	5,889,776
Mesaieed Petrochemical Holding Co. (b)	6,384,353	3,472,807
Ooredoo QSC	1,152,884	3,132,424
Qatar Electricity & Water Co. (b)	600,871	2,768,299
Qatar Fuel Co. (b)	882,463	4,009,873
Qatar Gas Transport Co. Ltd. (Nakilat) (b)	3,545,643	3,857,348
Qatar International Islamic Bank QSC (b)	1,327,606	3,607,149
Qatar Islamic Bank	2,419,419	11,897,692
Qatar National Bank SAQ (b)	6,788,492	28,645,944
The Commercial Bank of Qatar (b)	4,673,035	7,525,640
TOTAL QATAR		84,871,042
Romania - 0.0%
NEPI Rockcastle PLC	695,204	4,201,058
Russia - 0.0%
Alrosa Co. Ltd. (b)(e)	3,102,770	600,574
Gazprom OAO (e)	12,146,244	1,478,755
Gazprom OAO sponsored ADR (Reg. S) (b)(e)	1,078,053	246,270
Inter Rao Ues JSC (e)	42,112,900	270,133
LUKOIL PJSC (e)	451,803	162,703
LUKOIL PJSC sponsored ADR (b)(e)	52,271	14,787
Magnit OJSC GDR (Reg. S) (b)(e)	428,621	2,087
MMC Norilsk Nickel PJSC (e)	66,556	514,995
MMC Norilsk Nickel PJSC sponsored ADR (b)(e)	85,403	204,967
Mobile TeleSystems OJSC sponsored ADR (b)(e)	504,110	502,089
Moscow Exchange MICEX-RTS OAO (e)	1,699,470	380,091
Novatek PJSC GDR (Reg. S) (b)(e)	110,438	4,859,272
Novolipetsk Steel OJSC (b)(e)	1,805,640	20,169
Ozon Holdings PLC ADR (b)(e)	62,559	152,488
PhosAgro PJSC:
GDR (Reg. S) (b)(e)	158,247	3,246
sponsored GDR (Reg. S) (e)	1,019	21
Polyus PJSC (b)(e)	41,353	113,144
Rosneft Oil Co. OJSC (e)	1,187,356	231,033
Rosneft Oil Co. OJSC GDR (Reg. S) (b)(e)	214,392	50,693
Sberbank of Russia (e)	13,066,303	93,469
Severstal PAO (b)(e)	245,384	6,374
Severstal PAO GDR (Reg. S) (b)(e)	10,278	243
Surgutneftegas OJSC (e)	6,111,900	87,014
Surgutneftegas OJSC sponsored ADR (b)(e)	214,357	39,585
Tatneft PAO (e)	1,520,327	220,008
Tatneft PAO sponsored ADR (b)(e)	24,387	22,517
TCS Group Holding PLC GDR (b)(e)	142,667	211,366
United Co. RUSAL International PJSC (e)	3,455,150	484,477
VK Co. Ltd. GDR (Reg. S) (b)(e)	120,267	41,570
VTB Bank OJSC (b)(e)	4,133,678,016	183,748
X5 Retail Group NV GDR (Reg. S) (b)(e)	152,037	41,733
Yandex NV Class A (b)(e)	371,380	1,613,222
TOTAL RUSSIA		12,852,843
Saudi Arabia - 1.1%
ACWA Power Co.	120,186	5,018,031
Advanced Polypropylene Co.	183,448	2,328,132
Al Rajhi Bank	2,851,585	58,389,561
Alinma Bank	1,421,687	11,996,799
Almarai Co. Ltd.	360,422	5,659,972
Arab National Bank	879,384	6,400,721
Arabian Internet and Communications Services Co. Ltd.	35,721	2,657,146
Bank Al-Jazira	558,397	2,891,212
Bank Albilad	712,016	7,849,698
Banque Saudi Fransi	858,179	8,831,874
Bupa Arabia for Cooperative Insurance Co.	110,143	5,180,160
Dallah Healthcare Co.	53,324	2,416,904
Dar Al Arkan Real Estate Development Co. (b)	742,882	3,184,884
Dr Sulaiman Al Habib Medical Services Group Co.	127,579	9,762,224
Elm Co.	35,875	4,237,242
Emaar The Economic City (b)	553,239	1,427,828
Etihad Etisalat Co.	558,650	6,851,494
Jarir Marketing Co.	82,896	3,606,961
Mobile Telecommunications Co. Saudi Arabia (b)	634,173	2,529,455
Mouwasat Medical Services Co.	69,538	4,575,673
Nahdi Medical Co.	55,653	2,658,975
National Industrialization Co. (b)	523,040	1,902,116
Rabigh Refining & Petrochemical Co. (b)	591,561	1,760,157
Riyad Bank	1,945,181	15,558,544
Sabic Agriculture-Nutrients Co.	310,533	11,061,191
Sahara International Petrochemical Co.	534,705	5,517,126
Saudi Arabian Mining Co.	1,254,671	23,215,444
Saudi Arabian Oil Co. (d)	3,509,539	33,685,286
Saudi Basic Industries Corp.	1,315,492	32,372,600
Saudi Electricity Co.	1,210,183	7,808,257
Saudi Industrial Investment Group	523,752	3,553,867
Saudi Investment Bank/The	672,279	2,935,967
Saudi Kayan Petrochemical Co. (b)	1,037,252	3,501,109
Saudi Research & Marketing Group (b)	50,303	2,827,172
Saudi Tadawul Group Holding Co.	67,779	3,021,476
Saudi Telecom Co.	2,193,350	26,315,288
The Saudi British Bank	1,334,119	12,858,507
The Saudi National Bank	3,191,179	41,605,208
The Savola Group	375,480	3,188,482
Yanbu National Petrochemical Co.	360,997	4,302,281
TOTAL SAUDI ARABIA		395,445,024
Singapore - 1.0%
CapitaLand Ascendas REIT	4,912,215	10,570,718
Capitaland Ascott Trust unit (c)	213,952	173,709
CapitaLand Investment Ltd.	3,752,699	10,504,644
CapitaMall Trust	7,729,639	11,802,685
City Developments Ltd.	599,645	3,136,917
DBS Group Holdings Ltd.	2,622,883	64,811,344
Genting Singapore Ltd.	8,825,223	7,507,847
Grab Holdings Ltd. (b)	1,896,590	5,519,077
Jardine Cycle & Carriage Ltd.	144,500	3,680,233
Keppel Corp. Ltd.	2,106,657	9,782,021
Mapletree Logistics Trust (REIT)	4,938,533	6,462,906
Mapletree Pan Asia Commercial Trust	3,393,089	4,494,655
Oversea-Chinese Banking Corp. Ltd.	4,899,791	46,356,391
Sea Ltd. ADR (b)	524,772	39,971,883
Seatrium Ltd. (b)	67,509,686	6,296,170
Singapore Airlines Ltd.	1,943,039	8,546,044
Singapore Exchange Ltd.	1,249,790	8,994,273
Singapore Technologies Engineering Ltd.	2,209,697	6,015,514
Singapore Telecommunications Ltd.	12,033,518	23,060,462
STMicroelectronics NV (France)	992,747	42,466,817
United Overseas Bank Ltd.	1,710,315	36,323,601
UOL Group Ltd.	643,749	3,358,358
Venture Corp. Ltd.	415,470	5,307,946
TOTAL SINGAPORE		365,144,215
South Africa - 1.0%
Absa Group Ltd. (a)	1,210,457	11,754,849
African Rainbow Minerals Ltd.	157,979	1,983,752
Anglo American Platinum Ltd.	74,166	4,391,900
Anglo American PLC (United Kingdom)	1,847,609	56,932,556
Aspen Pharmacare Holdings Ltd.	554,714	5,543,349
Bid Corp. Ltd. (a)	488,206	11,110,573
Bidvest Group Ltd./The	421,636	5,775,094
Capitec Bank Holdings Ltd.	127,710	11,120,701
Clicks Group Ltd.	373,646	5,460,736
Discovery Ltd. (b)	698,743	5,491,774
Exxaro Resources Ltd.	345,153	3,619,366
FirstRand Ltd. (a)	7,282,131	25,621,318
Foschini Group Ltd./The	464,988	2,406,473
Gold Fields Ltd.	1,296,813	20,208,661
Growthpoint Properties Ltd. (a)	4,786,766	3,331,176
Harmony Gold Mining Co. Ltd.	778,743	3,647,983
Impala Platinum Holdings Ltd.	1,249,926	12,169,032
Kumba Iron Ore Ltd.	87,564	2,124,034
Mr Price Group Ltd.	359,310	2,954,621
MTN Group Ltd. (a)	2,479,032	17,390,154
MultiChoice Group Ltd.	527,094	3,299,002
Naspers Ltd. Class N	316,179	56,368,619
Nedbank Group Ltd.	676,493	7,805,048
Northam Platinum Holdings Ltd. (b)	472,264	4,622,340
Old Mutual Ltd. (a)	7,062,446	4,486,299
OUTsurance Group Ltd.	1,270,467	2,416,961
Pepkor Holdings Ltd. (d)	2,820,145	2,613,172
Remgro Ltd. (a)	738,536	5,653,530
Sanlam Ltd. (a)	2,610,937	8,054,403
Sasol Ltd.	834,953	10,872,843
Shoprite Holdings Ltd. (a)	736,613	8,977,880
Sibanye-Stillwater Ltd.	4,098,516	9,061,139
Standard Bank Group Ltd.	1,955,471	18,310,927
Thungela Resources Ltd.	1	9
Vodacom Group Ltd.	951,243	6,512,186
Woolworths Holdings Ltd.	1,363,758	4,849,663
TOTAL SOUTH AFRICA		366,942,123
Spain - 1.7%
Acciona SA	35,125	6,502,312
ACS Actividades de Construccion y Servicios SA (a)	317,467	10,914,287
Aena SME SA (a)(d)	107,944	18,186,460
Amadeus IT Holding SA Class A (b)	654,946	46,032,899
Banco Bilbao Vizcaya Argentaria SA (a)	8,757,564	64,114,022
Banco Santander SA (Spain) (a)	24,389,261	85,635,679
Banco Santander SA (Spain) sponsored ADR (a)	4,251	14,751
CaixaBank SA	6,445,207	23,857,622
Cellnex Telecom SA (d)	821,972	34,608,299
Corp. ACCIONA Energias Renovables SA (a)	101,412	3,638,446
EDP Renovaveis SA	371,265	8,247,394
Enagas SA	374,549	7,492,851
Endesa SA	463,190	10,396,625
Ferrovial SA	708,032	22,180,530
Grifols SA (b)	442,934	4,548,803
Iberdrola SA	8,913,846	115,506,518
Industria de Diseno Textil SA (a)	1,585,045	54,422,843
Naturgy Energy Group SA	205,132	6,396,789
Red Electrica Corporacion SA	598,751	10,889,400
Repsol SA	2,006,262	29,501,793
Telefonica SA	7,589,157	34,471,385
TOTAL SPAIN		597,559,708
Sweden - 2.0%
Alfa Laval AB (a)	422,492	15,470,012
ASSA ABLOY AB (B Shares) (a)	1,454,922	34,602,998
Atlas Copco AB:
(A Shares)	3,897,198	56,282,029
(B Shares) (a)	2,270,707	29,072,879
Boliden AB (a)	399,831	14,277,660
Electrolux AB (B Shares)	324,532	4,890,900
Embracer Group AB (a)(b)	954,879	4,973,168
Epiroc AB:
(A Shares)	951,234	19,056,141
(B Shares)	577,478	9,916,468
EQT AB	517,867	11,099,621
Ericsson (B Shares) (a)	4,227,998	23,278,073
Essity AB (B Shares) (a)	879,699	26,652,477
Evolution AB (d)	265,605	35,363,754
Fastighets AB Balder (b)	884,881	4,106,415
Getinge AB (B Shares)	336,503	8,528,201
H&M Hennes & Mauritz AB (B Shares) (a)	1,064,046	15,599,751
Hexagon AB (B Shares) (a)	2,832,148	32,427,275
Holmen AB (B Shares)	135,695	5,124,760
Husqvarna AB (B Shares) (a)	616,579	5,308,987
Industrivarden AB:
(A Shares)	186,202	5,316,400
(C Shares) (a)	234,136	6,673,585
Indutrade AB	397,896	9,533,161
Investment AB Latour (B Shares)	220,283	4,757,918
Investor AB:
(A Shares) (a)	694,670	15,200,701
(B Shares)	2,669,918	57,225,267
Kinnevik AB (B Shares) (b)	356,642	5,837,354
L E Lundbergforetagen AB	111,963	5,359,568
Lifco AB	345,953	7,877,097
Nibe Industrier AB (B Shares)	2,200,801	24,572,451
Sagax AB	277,778	6,798,824
Sandvik AB (a)	1,550,974	31,533,545
Securitas AB (B Shares) (a)	722,767	6,469,984
Skandinaviska Enskilda Banken AB (A Shares) (a)	2,347,966	26,673,496
Skanska AB (B Shares)	494,591	8,073,538
SKF AB (B Shares)	553,343	9,998,436
Svenska Cellulosa AB SCA (B Shares) (a)	878,661	12,033,870
Svenska Handelsbanken AB (A Shares)	2,119,302	18,734,177
Swedbank AB (A Shares)	1,315,758	22,838,009
Swedish Orphan Biovitrum AB (b)	249,330	6,063,637
Tele2 AB (B Shares) (a)	838,844	8,911,907
Telia Co. AB	3,908,019	10,880,594
Volvo AB:
(A Shares)	279,668	5,917,861
(B Shares)	2,202,073	45,265,210
Volvo Car AB (a)(b)	836,977	3,440,934
TOTAL SWEDEN		722,019,093
Switzerland - 4.0%
ABB Ltd. (Reg.)	2,298,313	82,908,524
Adecco SA (Reg.) (a)	237,300	8,105,128
Alcon, Inc. (Switzerland)	727,707	52,771,682
Bachem Holding AG (B Shares) (a)	49,008	5,323,798
Baloise Holdings AG	67,394	11,241,758
Banque Cantonale Vaudoise (a)	43,387	4,557,856
Barry Callebaut AG	5,199	11,074,449
BKW AG	30,024	5,139,198
Clariant AG (Reg.)	331,067	5,503,894
Compagnie Financiere Richemont SA Series A	758,272	125,343,022
Credit Suisse Group AG (a)	4,761,616	4,284,724
Credit Suisse Group AG sponsored ADR	318,448	284,979
DSM-Firmenich AG	254,251	33,271,704
Ems-Chemie Holding AG	10,307	8,434,939
Geberit AG (Reg.) (a)	52,091	29,534,842
Givaudan SA	13,443	46,953,120
Julius Baer Group Ltd.	311,525	22,207,723
Kuehne & Nagel International AG (a)	79,423	23,448,822
Lindt & Spruengli AG	159	19,531,465
Lindt & Spruengli AG (participation certificate)	1,508	18,591,665
Logitech International SA (Reg.)	252,314	14,825,229
Lonza Group AG	108,392	67,597,615
Novartis AG	3,141,805	321,387,460
Partners Group Holding AG	33,025	31,892,577
Schindler Holding AG:
(participation certificate)	55,678	12,377,042
(Reg.)	37,957	8,064,031
SGS SA (Reg.)	229,700	20,702,167
Sig Group AG	441,119	11,765,147
Sika AG	212,421	58,675,570
Sonova Holding AG	75,357	23,757,457
Straumann Holding AG	162,566	24,458,158
Swatch Group AG (Bearer)	45,662	15,560,379
Swatch Group AG (Bearer) (Reg.)	58,277	3,664,113
Swiss Life Holding AG (a)	44,993	29,537,274
Swiss Prime Site AG	111,384	10,074,841
Swisscom AG	37,859	25,963,604
Temenos Group AG	92,814	7,754,488
UBS Group AG	4,863,843	98,299,853
UBS Group AG	2	41
VAT Group AG (d)	38,874	13,625,579
Zurich Insurance Group Ltd.	218,685	105,642,091
TOTAL SWITZERLAND		1,424,138,008
Taiwan - 3.8%
Accton Technology Corp.	728,000	7,106,793
Acer, Inc.	4,149,060	4,089,835
Acer, Inc. rights 6/16/23 (b)(e)	1,850	0
Advantech Co. Ltd.	627,076	7,587,269
ASE Technology Holding Co. Ltd.	4,775,943	15,690,183
Asia Cement Corp.	3,291,785	4,711,437
ASUSTeK Computer, Inc.	1,030,422	9,490,725
AUO Corp.	9,624,600	5,341,742
Catcher Technology Co. Ltd.	943,000	5,558,982
Cathay Financial Holding Co. Ltd.	12,482,184	17,280,497
Chailease Holding Co. Ltd.	2,070,243	15,067,309
Chang Hwa Commercial Bank	6,823,610	3,954,332
Cheng Shin Rubber Industry Co. Ltd.	2,560,513	3,153,337
China Airlines Ltd.	4,061,000	2,517,513
China Development Financial Ho	21,959,457	9,383,401
China Steel Corp.	17,236,421	16,336,205
Chunghwa Picture Tubes, Ltd. (b)(e)	551	0
Chunghwa Telecom Co. Ltd.	5,550,400	22,950,602
Compal Electronics, Inc.	6,215,394	4,847,095
CTBC Financial Holding Co. Ltd.	25,641,255	18,887,949
Delta Electronics, Inc.	2,834,383	27,746,128
E Ink Holdings, Inc.	1,240,000	7,719,946
E.SUN Financial Holdings Co. Ltd.	20,339,677	16,529,714
ECLAT Textile Co. Ltd.	271,420	4,319,352
eMemory Technology, Inc.	95,000	5,676,250
EVA Airways Corp.	3,843,000	3,367,579
Evergreen Marine Corp. (Taiwan)	1,494,221	7,886,243
Far Eastern New Century Corp.	4,595,032	4,773,110
Far EasTone Telecommunications Co. Ltd.	2,411,000	6,190,414
Feng Tay Enterprise Co. Ltd.	623,563	3,876,664
First Financial Holding Co. Ltd.	15,437,378	13,626,060
Formosa Chemicals & Fibre Corp.	5,108,620	11,456,713
Formosa Petrochemical Corp.	1,684,000	4,761,180
Formosa Plastics Corp.	6,085,640	18,603,680
Fubon Financial Holding Co. Ltd.	10,828,201	20,839,461
Giant Manufacturing Co. Ltd.	435,272	2,609,119
GlobalWafers Co. Ltd.	309,000	4,852,922
Hon Hai Precision Industry Co. Ltd. (Foxconn)	18,122,593	61,710,480
Hotai Motor Co. Ltd.	429,000	9,240,908
Hua Nan Financial Holdings Co. Ltd.	12,794,634	9,130,194
Innolux Corp.	13,214,576	5,785,005
Inventec Corp.	3,711,209	4,000,274
Largan Precision Co. Ltd.	144,000	9,448,750
Lite-On Technology Corp.	2,943,053	7,045,216
MediaTek, Inc.	2,208,989	47,998,349
Mega Financial Holding Co. Ltd.	16,265,578	18,033,017
Micro-Star International Co. Ltd.	997,000	4,735,438
momo.com, Inc.	100,600	2,723,953
Nan Ya Plastics Corp.	6,976,980	17,720,134
Nan Ya Printed Circuit Board Corp.	316,000	2,842,948
Nanya Technology Corp.	1,752,000	3,880,239
Nien Made Enterprise Co. Ltd.	257,000	2,827,630
Novatek Microelectronics Corp.	837,000	11,434,729
Pegatron Corp.	2,950,652	6,729,138
PharmaEssentia Corp. (b)	289,000	3,484,003
Pou Chen Corp.	3,126,240	3,236,191
Powerchip Semiconductor Manufacturing Corp.	4,403,554	4,275,450
President Chain Store Corp.	831,000	7,315,914
Quanta Computer, Inc.	3,922,000	10,974,130
Realtek Semiconductor Corp.	672,744	7,883,737
Ruentex Development Co. Ltd.	2,456,735	2,868,736
Shin Kong Financial Holding Co. Ltd.	18,590,616	5,077,364
Sinopac Financial Holdings Co.	15,839,550	8,613,861
Synnex Technology International Corp.	1,892,920	3,817,021
Taishin Financial Holdings Co. Ltd.	15,846,842	8,934,154
Taiwan Business Bank	8,904,000	4,044,149
Taiwan Cement Corp.	8,825,302	11,125,393
Taiwan Cooperative Financial Holding Co. Ltd.	14,114,852	12,294,869
Taiwan High Speed Rail Corp.	2,728,000	2,756,797
Taiwan Mobile Co. Ltd.	2,541,400	8,557,083
Taiwan Semiconductor Manufacturing Co. Ltd.	35,775,000	585,427,417
The Shanghai Commercial & Savings Bank Ltd.	5,550,811	8,389,112
Uni-President Enterprises Corp.	7,047,620	16,883,864
Unimicron Technology Corp.	1,828,000	8,679,389
United Microelectronics Corp.	17,261,000	27,742,453
Vanguard International Semiconductor Corp.	1,275,000	3,610,968
Voltronic Power Technology Corp.	97,000	5,573,608
Walsin Lihwa Corp.	3,780,600	6,135,224
Wan Hai Lines Ltd.	993,050	2,109,814
Win Semiconductors Corp.	502,000	2,678,335
Winbond Electronics Corp.	4,263,000	3,615,105
Wiwynn Corp.	127,000	4,829,815
WPG Holding Co. Ltd.	2,222,378	3,619,382
Yageo Corp.	502,909	8,146,936
Yang Ming Marine Transport Corp.	2,625,000	5,411,554
Yuanta Financial Holding Co. Ltd.	14,575,365	10,721,543
Zhen Ding Technology Holding Ltd.	999,230	3,637,644
TOTAL TAIWAN		1,376,547,158
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	836,300	5,251,367
Advanced Information Service PCL NVDR	937,700	5,888,086
Airports of Thailand PCL:
(For. Reg.) (b)	2,874,900	6,177,120
NVDR (b)	3,278,600	7,044,525
Asset World Corp. PCL:
(For. Reg.)	7,773,300	1,210,516
NVDR	6,756,000	1,052,095
B. Grimm Power PCL:
(For. Reg.)	794,300	905,785
NVDR	423,100	482,485
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,118,600	6,975,476
NVDR	6,772,200	5,818,654
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,767,300	1,497,534
NVDR	4,958,000	1,287,391
Banpu PCL NVDR	12,193,700	3,261,154
Berli Jucker PCL:
(For. Reg.)	600,400	687,858
NVDR	1,135,000	1,300,331
BTS Group Holdings PCL:
(For. Reg.)	3,939,900	893,879
NVDR	6,906,300	1,560,903
Bumrungrad Hospital PCL:
(For. Reg.)	333,600	2,330,063
NVDR	530,000	3,701,839
Carabao Group PCL NVDR	437,100	918,967
Central Pattana PCL:
(For. Reg.)	1,878,700	3,754,844
NVDR	1,085,300	2,169,124
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,608,106
NVDR	1,643,900	2,163,044
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	2,094,330
NVDR	2,036,600	1,212,549
CP ALL PCL:
(For. Reg.)	4,429,600	8,418,921
NVDR	4,036,800	7,672,363
Delta Electronics PCL:
(For. Reg.)	2,269,000	4,857,007
NVDR	2,259,000	4,835,958
Electricity Generating PCL:
(For. Reg.)	178,800	821,292
NVDR	202,800	931,532
Energy Absolute PCL:
(For. Reg.)	1,272,100	2,532,854
NVDR	1,286,200	2,560,929
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	472,100	888,196
NVDR	555,500	1,045,102
Gulf Energy Development PCL:
(For. Reg.)	1,254,900	1,871,936
NVDR	3,141,800	4,686,628
Home Product Center PCL:
(For. Reg.)	4,757,447	1,957,782
NVDR	3,823,200	1,573,322
Indorama Ventures PCL NVDR	2,353,300	2,351,159
Intouch Holdings PCL:
(For. Reg.)	1,044,600	2,300,389
NVDR	741,000	1,631,810
JMT Network Services PCL NVDR	941,900	1,094,760
Kasikornbank PCL NVDR	840,700	3,086,979
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	1,042,406
NVDR	3,089,700	1,633,662
Krungthai Card PCL:
(For. Reg.)	402,600	624,011
NVDR	892,700	1,383,643
Land & House PCL:
(For. Reg.)	7,055,500	2,028,562
NVDR	4,987,200	1,433,894
Minor International PCL:
warrants 2/15/24 (b)	12,037	1,091
(For. Reg.)	2,307,541	2,137,624
NVDR unit	2,210,382	2,047,619
Muangthai Leasing PCL:
(For. Reg.)	569,191	569,889
NVDR	627,600	628,369
Osotspa PCL:
(For. Reg.)	496,400	429,820
NVDR	1,455,100	1,259,935
PTT Exploration and Production PCL:
(For. Reg.)	1,205,451	5,245,747
NVDR	828,200	3,604,068
PTT Global Chemical PCL:
(For. Reg.)	1,977,086	2,412,815
NVDR	1,222,000	1,491,316
PTT Oil & Retail Business PCL NVDR	4,218,600	2,747,259
PTT PCL:
(For. Reg.)	7,492,700	6,821,697
NVDR	7,018,700	6,390,146
Ratch Group PCL:
(For. Reg.)	514,200	569,580
NVDR unit	1,203,800	1,333,451
SCB X PCL:
(For. Reg.)	278,500	847,275
NVDR	897,200	2,729,533
SCG Packaging PCL NVDR	1,775,700	2,295,233
Siam Cement PCL:
(For. Reg.)	549,950	5,068,153
NVDR	542,800	5,002,261
Srisawad Corp. PCL:
(For. Reg.)	511,000	835,635
NVDR	499,300	815,978
Thai Oil PCL:
(For. Reg.)	934,645	1,279,589
NVDR	800,054	1,095,325
Thai Union Frozen Products PCL:
(For. Reg.)	2,828,300	1,144,704
NVDR	1,426,800	577,472
True Corp. PCL	11,529,353	2,700,690
True Corp. PCL NVDR	6,568,705	1,538,684
TOTAL THAILAND		198,134,080
Turkey - 0.2%
Akbank TAS	4,378,680	3,612,977
Aselsan A/S	966,148	2,221,224
Bim Birlesik Magazalar A/S JSC	689,897	5,540,031
Eregli Demir ve Celik Fabrikalari T.A.S. (b)	1,968,704	3,354,130
Ford Otomotiv Sanayi A/S	109,011	3,011,722
Haci Omer Sabanci Holding A/S	1,430,561	2,809,420
Hektas Ticaret A/S (b)	1,583,967	2,193,768
Koc Holding A/S	1,084,693	4,218,545
Koza Altin Isletmeleri A/S	1,317,593	1,278,881
Pegasus Hava Tasimaciligi A/S (b)	62,467	1,424,909
Sasa Polyester Sanayi A/S	658,546	3,372,037
Turk Hava Yollari AO (b)	836,557	5,496,336
Turkcell Iletisim Hizmet A/S	1,683,080	2,864,044
Turkiye Is Bankasi A/S Series C	4,837,100	2,693,149
Turkiye Petrol Rafinerileri A/S	1,468,145	5,004,139
Turkiye Sise ve Cam Fabrikalari A/S	1,960,362	3,714,826
Yapi ve Kredi Bankasi A/S	4,014,150	1,954,297
TOTAL TURKEY		54,764,435
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	4,269,978	10,255,482
Abu Dhabi Islamic Bank	2,134,417	6,602,668
Abu Dhabi National Oil Co. for Distribution PJSC	4,434,344	5,300,975
Aldar Properties PJSC	5,455,232	8,021,745
Dubai Islamic Bank Pakistan Ltd. (b)	4,135,340	6,261,060
Emaar Properties PJSC	9,551,900	15,424,330
Emirates NBD Bank PJSC (b)	2,770,610	10,637,911
Emirates Telecommunications Corp.	5,070,614	33,138,561
First Abu Dhabi Bank PJSC	6,440,169	24,867,684
Multiply Group	4,880,914	4,465,831
NMC Health PLC (b)	75,611	189
Q Holding Pjsc	2,962,034	2,056,800
TOTAL UNITED ARAB EMIRATES		127,033,236
United Kingdom - 7.4%
3i Group PLC	1,414,319	31,467,232
Abrdn PLC	2,942,936	7,866,784
Admiral Group PLC	265,165	7,701,318
Ashtead Group PLC	637,446	36,666,817
Associated British Foods PLC	513,047	12,611,737
AstraZeneca PLC (United Kingdom)	2,249,939	331,107,741
Auto Trader Group PLC (d)	1,365,220	10,917,631
Aviva PLC	4,103,679	21,815,373
BAE Systems PLC	4,486,255	57,154,817
Barclays PLC	23,041,421	46,414,924
Barratt Developments PLC	1,460,276	9,176,009
Berkeley Group Holdings PLC	158,229	8,843,051
BP PLC	23,989,083	160,942,645
BP PLC sponsored ADR	392,041	15,791,411
British American Tobacco PLC (United Kingdom)	3,083,870	113,936,014
British Land Co. PLC	1,298,059	6,528,605
BT Group PLC	10,131,870	20,226,732
Bunzl PLC	490,496	19,503,872
Burberry Group PLC	561,349	18,278,867
CK Hutchison Holdings Ltd.	3,888,223	25,994,445
CNH Industrial NV	1,483,813	20,838,248
Coca-Cola European Partners PLC	299,294	19,295,484
Compass Group PLC	2,552,383	67,334,315
Croda International PLC	204,679	17,954,677
DCC PLC (United Kingdom)	144,122	8,954,836
Diageo PLC	3,304,538	150,740,167
Entain PLC	858,392	15,577,643
Halma PLC	555,869	16,123,420
Hargreaves Lansdown PLC	525,722	5,305,430
HSBC Holdings PLC (United Kingdom)	28,995,194	208,978,503
Imperial Brands PLC	1,278,420	31,646,136
Informa PLC	2,053,378	18,647,291
InterContinental Hotel Group PLC	253,871	17,455,330
Intertek Group PLC	236,812	12,368,816
J Sainsbury PLC	2,595,629	9,016,325
JD Sports Fashion PLC	3,731,474	7,552,488
Johnson Matthey PLC	269,217	6,643,276
Just Eat Takeaway.com NV (b)(d)	268,892	4,715,295
Kingfisher PLC	2,836,701	9,194,023
Land Securities Group PLC	1,028,724	8,716,387
Legal & General Group PLC	8,709,050	25,622,476
Lloyds Banking Group PLC	97,732,862	59,374,845
London Stock Exchange Group PLC	549,198	57,662,091
M&G PLC	3,296,694	8,497,540
National Grid PLC	5,284,195	75,764,393
NatWest Group PLC	7,720,113	25,430,818
Next PLC	188,832	15,995,005
Ocado Group PLC (a)(b)	843,642	5,356,368
Pearson PLC	658,957	7,331,415
Pearson PLC sponsored ADR (a)	279,229	3,082,688
Pepco Group NV (b)	239,962	2,299,244
Persimmon PLC	464,136	7,664,600
Phoenix Group Holdings PLC	1,131,678	8,416,795
Reckitt Benckiser Group PLC	1,037,548	83,844,064
RELX PLC (London Stock Exchange)	2,778,692	92,401,527
Rentokil Initial PLC	3,661,730	29,151,965
Rolls-Royce Holdings PLC (b)	12,161,888	23,298,157
Sage Group PLC	1,479,328	15,218,965
Schroders PLC	1,285,319	7,845,632
Segro PLC	1,770,095	18,570,684
Severn Trent PLC	364,464	13,429,737
Smith & Nephew PLC	1,275,561	21,008,190
Smiths Group PLC	535,274	11,308,181
Spirax-Sarco Engineering PLC	107,601	14,996,736
SSE PLC	1,571,897	36,268,645
St. James's Place PLC	790,781	11,990,366
Standard Chartered PLC (United Kingdom)	3,575,078	28,233,882
Taylor Wimpey PLC	5,173,357	8,335,072
Tesco PLC	10,818,411	38,247,983
Unilever PLC	3,682,383	205,042,940
United Utilities Group PLC	988,986	13,448,266
Vodafone Group PLC	31,980,746	38,412,916
Vodafone Group PLC sponsored ADR	602,160	7,195,812
Whitbread PLC	294,716	12,026,379
WPP PLC	1,535,177	17,891,596
TOTAL UNITED KINGDOM		2,670,670,088
United States of America - 4.8%
Brookfield Renewable Corp.	193,315	6,459,291
BRP, Inc.	51,903	3,877,641
CSL Ltd.	700,903	139,926,013
CyberArk Software Ltd. (b)	59,704	7,439,118
Experian PLC	1,338,014	47,372,229
GSK PLC	5,907,355	106,528,308
Haleon PLC	7,392,054	32,500,634
Holcim AG	807,572	53,142,457
James Hardie Industries PLC CDI	642,247	14,331,815
JBS SA	1,098,600	3,942,608
Legend Biotech Corp. ADR (b)	87,897	6,039,403
Nestle SA (Reg. S)	3,993,585	512,335,319
Parade Technologies Ltd.	113,000	3,458,493
QIAGEN NV (Germany) (b)	338,197	15,096,427
Roche Holding AG:
(Bearer)	38,196	12,922,157
(participation certificate)	1,020,805	319,655,090
Sanofi SA	1,656,532	178,521,563
Schneider Electric SA	789,745	137,725,128
Stellantis NV (Italy) (a)	3,262,473	53,923,785
Swiss Re Ltd.	438,997	44,064,229
Tenaris SA	680,095	9,728,945
TOTAL UNITED STATES OF AMERICA		1,708,990,653
Zambia - 0.1%
First Quantum Minerals Ltd.	855,973	20,798,340
TOTAL COMMON STOCKS (Cost $32,087,015,217)		34,562,367,507

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Ambev SA sponsored ADR	252,816	707,885
Banco Bradesco SA:
(PN)	7,823,934	21,725,307
(PN) sponsored ADR (a)	1,143,137	3,200,784
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	440,242	3,213,684
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,965,954	4,867,784
Gerdau SA	1,690,882	8,536,110
Itau Unibanco Holding SA	6,193,661	32,186,474
Itau Unibanco Holding SA sponsored ADR	837,131	4,311,225
Itausa-Investimentos Itau SA (PN)	7,457,098	12,977,186
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	5,465,440	25,969,551
(PN) sponsored ADR (non-vtg.)	905,983	8,597,779
sponsored ADR	149,348	1,586,076
TOTAL BRAZIL		127,879,845
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	208,360	14,105,759
Colombia - 0.0%
Bancolombia SA (PN)	707,135	4,380,083
France - 0.0%
Air Liquide SA (b)	46,389	8,344,928
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	89,402	9,481,786
Dr. Ing. h.c. F. Porsche AG Series F (d)	165,713	20,706,744
Henkel AG & Co. KGaA	257,583	20,825,209
Porsche Automobil Holding SE (Germany)	220,827	12,299,451
Sartorius AG (non-vtg.)	35,426	13,725,026
Volkswagen AG	271,812	37,115,869
TOTAL GERMANY		114,154,085
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1	30
Hyundai Motor Co. Ltd.	37,070	2,943,385
Hyundai Motor Co. Ltd. Series 2	56,922	4,723,667
LG Chemical Ltd.	11,340	3,319,845
LG H & H Co. Ltd.	898	179,985
Samsung Electronics Co. Ltd.	1,199,676	50,172,185
TOTAL KOREA (SOUTH)		61,339,097
Russia - 0.0%
Surgutneftegas OJSC (e)	8,898,217	180,122
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $355,984,656)		330,383,919

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $37,345)	INR	186,454	23,512

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $39,700,903)	40,000,000	39,677,876

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	970,092,058	970,286,076
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	1,721,752,744	1,721,924,919
TOTAL MONEY MARKET FUNDS (Cost $2,692,210,867)		2,692,210,995

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $35,174,948,988)	37,624,663,809
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(1,668,349,083)
NET ASSETS - 100.0%	35,956,314,726

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6,553	Jun 2023	704,316,440	39,808,826	39,808,826
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,912	Jun 2023	290,929,520	6,017,015	6,017,015
TME S&P/TSX 60 Index Contracts (Canada)	446	Jun 2023	82,198,177	3,716,433	3,716,433

TOTAL FUTURES CONTRACTS					49,542,274
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $864,118,484 or 2.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,677,876.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	397,660,148	4,111,202,509	3,538,576,580	16,452,637	279	(280)	970,286,076	2.4%
Fidelity Securities Lending Cash Central Fund 4.88%	772,628,901	4,395,989,033	3,446,693,015	3,912,451	-	-	1,721,924,919	5.2%
Total	1,170,289,049	8,507,191,542	6,985,269,595	20,365,088	279	(280)	2,692,210,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,036,200,303	477,279,130	1,556,764,292	2,156,881
Consumer Discretionary	4,092,668,779	1,136,111,109	2,956,405,182	152,488
Consumer Staples	3,174,497,543	946,326,283	2,228,127,439	43,821
Energy	2,009,515,156	737,140,228	1,264,782,169	7,592,759
Financials	7,190,007,206	3,099,856,783	4,089,281,745	868,678
Health Care	3,447,182,481	492,646,388	2,954,536,093	-
Industrials	4,462,418,384	1,759,175,982	2,703,242,402	-
Information Technology	3,740,000,126	820,978,519	2,919,021,607	-
Materials	2,841,038,773	1,129,298,705	1,709,791,858	1,948,210
Real Estate	752,728,435	182,496,633	570,231,802	-
Utilities	1,146,494,240	504,347,414	641,876,691	270,135

Corporate Bonds	23,512	-	23,512	-

U.S. Government and Government Agency Obligations	39,677,876	-	39,677,876	-

Money Market Funds	2,692,210,995	2,692,210,995	-	-
Total Investments in Securities:	37,624,663,809	13,977,868,169	23,633,762,668	13,032,972
Derivative Instruments:

Assets
Futures Contracts	49,542,274	49,542,274	-	-
Total Assets	49,542,274	49,542,274	-	-
Total Derivative Instruments:	49,542,274	49,542,274	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	49,542,274	0
Total Equity Risk	49,542,274	0
Total Value of Derivatives	49,542,274	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,621,340,838) - See accompanying schedule:
Unaffiliated issuers (cost $32,482,738,121)	$34,932,452,814
Fidelity Central Funds (cost $2,692,210,867)	2,692,210,995

Total Investment in Securities (cost $35,174,948,988)		$37,624,663,809
Segregated cash with brokers for derivative instruments		4,845,295
Cash		1,284,487
Foreign currency held at value (cost $89,018,016)		89,074,222
Receivable for fund shares sold		324,289
Dividends receivable		119,866,995
Reclaims receivable		49,613,030
Interest receivable		20
Distributions receivable from Fidelity Central Funds		4,885,386
Receivable for daily variation margin on futures contracts		1,387,219
Receivable from investment adviser for expense reductions		71,797
Other receivables		87,763
Total assets		37,896,104,312
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,142,822
Payable for fund shares redeemed	186,588,435
Other payables and accrued expenses	30,113,529
Collateral on securities loaned	1,721,944,800
Total Liabilities		1,939,789,586
Net Assets		$35,956,314,726
Net Assets consist of:
Paid in capital		$34,607,693,633
Total accumulated earnings (loss)		1,348,621,093
Net Assets		$35,956,314,726
Net Asset Value , offering price and redemption price per share ($35,956,314,726 ÷ 2,671,752,863 shares)		$13.46

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$514,482,815
Non-Cash dividends		28,007,997
Interest		1,077,536
Income from Fidelity Central Funds (including $3,912,451 from security lending)		20,365,088
Income before foreign taxes withheld		$563,933,436
Less foreign taxes withheld		(53,556,942)
Total Income		510,376,494
Expenses
Custodian fees and expenses	$2,604,189
Independent trustees' fees and expenses	57,375
Interest	116,239
Total expenses before reductions	2,777,803
Expense reductions	(428,677)
Total expenses after reductions		2,349,126
Net Investment income (loss)		508,027,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,410,208)	(512,488,914)
Fidelity Central Funds	279
Foreign currency transactions	4,459,185
Futures contracts	111,290,300
Total net realized gain (loss)		(396,739,150)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $7,671,078)	6,070,605,953
Fidelity Central Funds	(280)
Assets and liabilities in foreign currencies	4,220,916
Futures contracts	32,761,685
Total change in net unrealized appreciation (depreciation)		6,107,588,274
Net gain (loss)		5,710,849,124
Net increase (decrease) in net assets resulting from operations		$6,218,876,492
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$508,027,368	$959,918,355
Net realized gain (loss)	(396,739,150)	(629,944,936)
Change in net unrealized appreciation (depreciation)	6,107,588,274	(8,932,760,322)
Net increase (decrease) in net assets resulting from operations	6,218,876,492	(8,602,786,903)
Distributions to shareholders	(864,349,534)	(836,166,076)
Share transactions
Proceeds from sales of shares	3,993,299,529	10,356,317,960
Reinvestment of distributions	864,349,534	836,166,076
Cost of shares redeemed	(4,142,341,219)	(2,731,913,098)
Net increase (decrease) in net assets resulting from share transactions	715,307,844	8,460,570,938
Total increase (decrease) in net assets	6,069,834,802	(978,382,041)

Net Assets
Beginning of period	29,886,479,924	30,864,861,965
End of period	$35,956,314,726	$29,886,479,924

Other Information
Shares
Sold	308,222,758	773,245,005
Issued in reinvestment of distributions	68,982,405	56,080,892
Redeemed	(321,218,049)	(198,646,544)
Net increase (decrease)	55,987,114	630,679,353

Financial Highlights
Fidelity® Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.43	$15.55	$12.23	$12.78	$11.80	$13.22
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.38	.29	.40	.37
Net realized and unrealized gain (loss)	2.17	(4.15)	3.18	(.56)	.90	(1.46)
Total from investment operations	2.37	(3.73)	3.56	(.27)	1.30	(1.09)
Distributions from net investment income	(.34)	(.39)	(.24)	(.26)	(.32)	(.31)
Distributions from net realized gain	-	-	-	(.01)	-	(.02)
Total distributions	(.34)	(.39)	(.24)	(.28) C	(.32)	(.33)
Net asset value, end of period	$13.46	$11.43	$15.55	$12.23	$12.78	$11.80
Total Return D,E	20.98%	(24.57)%	29.34%	(2.27)%	11.36%	(8.48)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H	.02%	.02%	.02%	.04%	.06%
Expenses net of fee waivers, if any	.01% H	.01%	.01%	.01%	.04%	.06%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.04%	.06%
Net investment income (loss)	3.03% H	3.11%	2.52%	2.42%	3.27%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$35,956,315	$29,886,480	$30,864,862	$18,177,449	$12,066,585	$5,946,725
Portfolio turnover rate I	9% H	4%	5% J	5%	3% J	2%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,222,538,490
Gross unrealized depreciation	(3,861,980,169)
Net unrealized appreciation (depreciation)	$2,360,558,321
Tax cost	$35,313,647,762

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(202,229,866)
Long-term	(567,447,183)
Total capital loss carryforward	$(769,677,049)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	1,828,236,249	1,494,627,633
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Global ex U.S. Index Fund	Borrower	$1,029,421,000	4.07%	$116,239

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Global ex U.S. Index Fund	$447,445	$11	$-
9.   Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $424,602.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,075.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Series Global ex U.S. Index Fund	.01%
Actual		$ 1,000	$ 1,209.80	$ .05
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.899282.113
SGX-SANN-0623
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Fidelity® SAI International Low Volatility Index Fund
Fidelity® SAI U.S. Low Volatility Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI International Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

PetroChina Co. Ltd. (H Shares) (China, Oil, Gas & Consumable Fuels)	1.9
Saudi Telecom Co. (Saudi Arabia, Diversified Telecommunication Services)	1.8
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.6
Agricultural Bank of China Ltd. (H Shares) (China, Banks)	1.6
China Shenhua Energy Co. Ltd. (H Shares) (China, Oil, Gas & Consumable Fuels)	1.6
Quanta Computer, Inc. (Taiwan, Technology Hardware, Storage & Peripherals)	1.6
Bank of China Ltd. (H Shares) (China, Banks)	1.6
Bank of Communications Co. Ltd. (H Shares) (China, Banks)	1.6
Yum China Holdings, Inc. (China, Hotels, Restaurants & Leisure)	1.5
Saudi Basic Industries Corp. (Saudi Arabia, Chemicals)	1.5
16.3

Market Sectors (% of Fund's net assets)

Financials	26.1
Communication Services	13.9
Information Technology	13.8
Consumer Staples	9.6
Consumer Discretionary	9.2
Utilities	7.0
Health Care	7.0
Energy	5.3
Industrials	3.8
Materials	3.5

Asset Allocation (% of Fund's net assets)

Futures - 0.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Brazil - 1.7%
Rumo SA	7,209,100	28,473,329
Telefonica Brasil SA	2,964,600	24,440,505
TOTAL BRAZIL		52,913,834
Chile - 0.8%
Banco de Chile	230,866,224	24,580,925
China - 23.2%
Agricultural Bank of China Ltd. (H Shares)	131,210,000	50,730,096
Anta Sports Products Ltd.	2,270,200	28,210,022
Bank of China Ltd. (H Shares)	123,311,000	49,245,259
Bank of Communications Co. Ltd. (H Shares)	76,021,000	49,101,985
CGN Power Co. Ltd. (H Shares) (a)	78,944,000	20,846,186
China Gas Holdings Ltd.	662,400	852,158
China Minsheng Banking Corp. Ltd. (H Shares) (b)	46,481,500	17,074,742
China Railway Group Ltd. (H Shares)	29,753,000	22,875,280
China Resource Gas Group Ltd.	6,381,800	20,143,120
China Resources Power Holdings Co. Ltd.	11,139,000	24,252,142
China Shenhua Energy Co. Ltd. (H Shares)	15,173,000	50,397,879
China Tower Corp. Ltd. (H Shares) (a)	192,326,000	24,545,290
Guangdong Investment Ltd.	19,880,000	19,004,816
Hansoh Pharmaceutical Group Co. Ltd. (a)	6,668,000	12,164,453
Hengan International Group Co. Ltd.	4,392,500	19,618,931
Industrial & Commercial Bank of China Ltd. (H Shares)	53,133,000	28,585,781
JD.com, Inc. sponsored ADR	497,180	17,759,270
Li Ning Co. Ltd.	343,500	2,456,581
PetroChina Co. Ltd. (H Shares)	87,578,000	60,834,733
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	54,676,000	35,648,362
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	14,716,800	25,112,629
Shenzhou International Group Holdings Ltd.	2,228,700	21,407,033
Sinopharm Group Co. Ltd. (H Shares)	4,361,600	15,450,001
Want Want China Holdings Ltd.	35,295,000	22,509,569
Yum China Holdings, Inc.	782,783	47,890,664
ZTO Express, Inc. sponsored ADR (b)	1,596,940	44,203,299
TOTAL CHINA		730,920,281
India - 15.7%
Cipla Ltd./India	2,314,215	25,774,018
Dr. Reddy's Laboratories Ltd.	758,721	45,801,005
HCL Technologies Ltd.	3,279,629	42,923,257
Hindustan Unilever Ltd.	1,368,357	41,230,583
Infosys Ltd.	2,276,588	35,162,922
Jubilant Foodworks Ltd.	2,706,257	14,857,603
Lupin Ltd.	1,288,328	11,207,366
MRF Ltd.	17,095	18,657,598
Nestle India Ltd.	170,643	45,507,040
Pidilite Industries Ltd.	30,030	891,273
Power Grid Corp. of India Ltd.	15,278,739	44,474,512
Sun Pharmaceutical Industries Ltd.	1,279,233	15,490,116
Tata Consultancy Services Ltd.	1,086,421	42,998,801
Tech Mahindra Ltd.	2,576,898	32,459,802
Tvs Motor Co. Ltd.	1,612,614	22,534,981
Wipro Ltd.	5,939,068	28,151,828
WNS Holdings Ltd. sponsored ADR (c)	284,696	25,671,038
TOTAL INDIA		493,793,743
Indonesia - 2.7%
PT Bank Central Asia Tbk	74,972,600	46,396,908
PT Telkom Indonesia Persero Tbk	135,047,500	39,116,350
TOTAL INDONESIA		85,513,258
Korea (South) - 7.2%
Coway Co. Ltd.	346,390	12,723,248
Db Insurance Co. Ltd.	280,675	17,650,665
Hankook Tire Co. Ltd.	496,148	12,819,036
Hyundai Mobis	159,999	26,067,809
Industrial Bank of Korea	1,878,177	14,149,722
Kangwon Land, Inc.	709,606	10,055,857
Korea Electric Power Corp. (c)	1,057,804	14,774,304
KT&G Corp.	623,598	39,976,892
NCSOFT Corp.	111,779	31,642,891
Orion Corp./Republic of Korea	38,976	4,227,285
Samsung Electronics Co. Ltd.	693,239	34,123,711
Samsung SDS Co. Ltd.	54,916	4,830,605
SK Hynix, Inc.	62,778	4,225,596
TOTAL KOREA (SOUTH)		227,267,621
Kuwait - 2.6%
Boubyan Bank KSC	7,353,830	16,173,867
Mobile Telecommunication Co.	13,630,290	25,307,995
National Bank of Kuwait	12,351,532	40,426,127
TOTAL KUWAIT		81,907,989
Malaysia - 4.8%
CelcomDigi Bhd	18,633,500	18,402,906
Dialog Group Bhd	4,482,200	2,307,593
IHH Healthcare Bhd	16,595,200	21,355,786
Malayan Banking Bhd	7,911,516	15,374,298
Nestle (Malaysia) Bhd	222,700	6,805,718
Petronas Gas Bhd	2,852,200	10,810,764
PPB Group Bhd	3,415,200	12,451,461
Public Bank Bhd	30,844,300	26,934,772
Tenaga Nasional Bhd	17,851,600	35,655,654
TOTAL MALAYSIA		150,098,952
Mexico - 0.5%
Gruma S.A.B. de CV Series B	115,230	1,803,675
Kimberly-Clark de Mexico SA de CV Series A	7,042,900	15,974,274
TOTAL MEXICO		17,777,949
Philippines - 2.2%
Bank of the Philippine Islands (BPI)	11,130,373	21,612,488
BDO Unibank, Inc.	13,169,412	34,267,905
PLDT, Inc.	579,240	12,583,116
TOTAL PHILIPPINES		68,463,509
Qatar - 2.6%
Masraf al Rayan	6,347,759	4,446,919
Qatar Electricity & Water Co. (c)	601,116	2,769,427
Qatar Islamic Bank	6,369,998	31,324,990
Qatar National Bank SAQ (c)	6,667,013	28,133,330
The Commercial Bank of Qatar (c)	10,581,017	17,040,088
TOTAL QATAR		83,714,754
Russia - 0.0%
PhosAgro PJSC (d)	1,400	100
PhosAgro PJSC:
GDR (Reg. S) (c)(d)	586,072	12,020
sponsored GDR (Reg. S) (d)	3,774	77
TOTAL RUSSIA		12,197
Saudi Arabia - 8.5%
Alinma Bank	4,270,026	36,032,293
Almarai Co. Ltd.	1,767,890	27,762,477
Jarir Marketing Co.	415,809	18,092,630
Mouwasat Medical Services Co.	332,363	21,869,835
Sabic Agriculture-Nutrients Co.	770,086	27,430,477
Saudi Basic Industries Corp.	1,930,246	47,500,921
Saudi Electricity Co.	4,704,313	30,352,834
Saudi Telecom Co.	4,755,374	57,053,838
The Savola Group	5,851	49,685
Yanbu National Petrochemical Co.	196,045	2,336,420
TOTAL SAUDI ARABIA		268,481,410
Taiwan - 19.8%
ASUSTeK Computer, Inc.	3,551,000	32,706,564
Chang Hwa Commercial Bank	40,870,287	23,684,634
Chicony Electronics Co. Ltd.	4,732,000	14,940,689
Chunghwa Telecom Co. Ltd.	12,462,000	51,529,692
Compal Electronics, Inc.	29,295,000	22,845,798
Far EasTone Telecommunications Co. Ltd.	11,291,000	28,990,447
Formosa Petrochemical Corp.	10,530,000	29,771,514
Formosa Plastics Corp.	10,605,000	32,419,274
Inventec Corp.	22,071,000	23,790,106
Lite-On Technology Corp.	12,247,000	29,317,433
Mega Financial Holding Co. Ltd.	38,082,075	42,220,123
President Chain Store Corp.	3,970,000	34,950,876
Quanta Computer, Inc.	17,858,000	49,968,386
Sinopac Financial Holdings Co.	51,050,416	27,762,229
Synnex Technology International Corp.	8,964,000	18,075,657
Taiwan Cooperative Financial Holding Co. Ltd.	43,999,594	38,326,243
Taiwan Mobile Co. Ltd.	12,194,000	41,058,108
The Shanghai Commercial & Savings Bank Ltd.	18,359,080	27,746,644
Uni-President Enterprises Corp.	14,979,000	35,884,937
WPG Holding Co. Ltd.	10,330,000	16,823,518
TOTAL TAIWAN		622,812,872
Thailand - 2.9%
Advanced Info Service PCL (For. Reg.)	7,221,000	45,342,721
Advanced Information Service PCL NVDR	350,800	2,202,773
Bangkok Bank PCL (For. Reg.)	2,996,200	13,818,693
Bangkok Dusit Medical Services PCL (For. Reg.)	24,798,700	21,306,968
Home Product Center PCL:
(For. Reg.)	21,309,500	8,769,276
NVDR	3,800	1,564
TOTAL THAILAND		91,441,995
United Arab Emirates - 4.0%
Abu Dhabi National Oil Co. for Distribution PJSC	20,330,749	24,304,111
ADNOC Drilling Co. PJSC	18,103,190	21,148,241
Dubai Islamic Bank Pakistan Ltd. (c)	20,481,329	31,009,501
Emirates Telecommunications Corp.	6,091,195	39,808,480
First Abu Dhabi Bank PJSC	2,363,708	9,127,081
TOTAL UNITED ARAB EMIRATES		125,397,414
TOTAL COMMON STOCKS (Cost $2,975,415,484)		3,125,098,703

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $1,786,541)	1,800,000	1,785,504

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	8,385,050	8,386,727
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	22,312,569	22,314,800
TOTAL MONEY MARKET FUNDS (Cost $30,701,527)		30,701,527

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,007,903,552)	3,157,585,734
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(8,971,464)
NET ASSETS - 100.0%	3,148,614,270

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	495	Jun 2023	24,358,950	166,288	166,288

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,204,291 or 3.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $721,145.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	30,186,116	611,103,919	632,903,308	447,251	-	-	8,386,727	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	12,500,000	27,802,088	17,987,288	2,476	-	-	22,314,800	0.1%
Total	42,686,116	638,906,007	650,890,596	449,727	-	-	30,701,527

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	442,025,112	146,610,818	295,414,294	-
Consumer Discretionary	286,607,283	108,046,675	178,560,608	-
Consumer Staples	308,753,403	45,590,111	263,163,292	-
Energy	164,459,960	21,148,241	143,311,719	-
Financials	818,626,670	238,295,121	580,331,549	-
Health Care	215,532,177	21,869,835	193,662,342	-
Industrials	121,222,946	98,347,666	22,875,280	-
Information Technology	433,344,673	-	433,344,673	-
Materials	110,590,562	77,267,818	33,310,547	12,197
Utilities	223,935,917	33,122,261	190,813,656	-

Government Obligations	1,785,504	-	1,785,504	-

Money Market Funds	30,701,527	30,701,527	-	-
Total Investments in Securities:	3,157,585,734	821,000,073	2,336,573,464	12,197
Derivative Instruments:

Assets
Futures Contracts	166,288	166,288	-	-
Total Assets	166,288	166,288	-	-
Total Derivative Instruments:	166,288	166,288	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	166,288	0
Total Equity Risk	166,288	0
Total Value of Derivatives	166,288	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,256,980) - See accompanying schedule:
Unaffiliated issuers (cost $2,977,202,025)	$3,126,884,207
Fidelity Central Funds (cost $30,701,527)	30,701,527

Total Investment in Securities (cost $3,007,903,552)		$3,157,585,734
Foreign currency held at value (cost $7,624,783)		7,600,647
Receivable for fund shares sold		1,230,722
Dividends receivable		11,510,520
Distributions receivable from Fidelity Central Funds		11,390
Receivable for daily variation margin on futures contracts		119,365
Prepaid expenses		635
Receivable from investment adviser for expense reductions		14,542
Other receivables		421,121
Total assets		3,178,494,676
Liabilities
Payable for fund shares redeemed	$1,059,838
Accrued management fee	388,716
Deferred taxes	5,314,092
Other payables and accrued expenses	802,960
Collateral on securities loaned	22,314,800
Total Liabilities		29,880,406
Net Assets		$3,148,614,270
Net Assets consist of:
Paid in capital		$3,042,014,748
Total accumulated earnings (loss)		106,599,522
Net Assets		$3,148,614,270
Net Asset Value , offering price and redemption price per share ($3,148,614,270 ÷ 305,098,414 shares)		$10.32

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$42,654,808
Interest		39,044
Income from Fidelity Central Funds (including $2,476 from security lending)		449,727
Income before foreign taxes withheld		$43,143,579
Less foreign taxes withheld		(5,086,705)
Total Income		38,056,874
Expenses
Management fee	$2,181,573
Custodian fees and expenses	1,474,421
Independent trustees' fees and expenses	4,713
Registration fees	100,986
Audit	47,413
Legal	2,414
Interest	98,394
Miscellaneous	4,617
Total expenses before reductions	3,914,531
Expense reductions	(182,111)
Total expenses after reductions		3,732,420
Net Investment income (loss)		34,324,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $220,058)	(34,744,912)
Foreign currency transactions	(194,592)
Futures contracts	8,599,053
Total net realized gain (loss)		(26,340,451)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,600,422)	313,583,578
Assets and liabilities in foreign currencies	54,672
Futures contracts	1,507,547
Total change in net unrealized appreciation (depreciation)		315,145,797
Net gain (loss)		288,805,346
Net increase (decrease) in net assets resulting from operations		$323,129,800
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,324,454	$59,863,843
Net realized gain (loss)	(26,340,451)	(6,168,928)
Change in net unrealized appreciation (depreciation)	315,145,797	(412,507,271)
Net increase (decrease) in net assets resulting from operations	323,129,800	(358,812,356)
Distributions to shareholders	(53,120,773)	(41,568,890)
Share transactions
Proceeds from sales of shares	1,037,217,291	901,012,848
Reinvestment of distributions	51,309,868	41,085,516
Cost of shares redeemed	(281,874,668)	(262,187,253)
Net increase (decrease) in net assets resulting from share transactions	806,652,491	679,911,111
Total increase (decrease) in net assets	1,076,661,518	279,529,865

Net Assets
Beginning of period	2,071,952,752	1,792,422,887
End of period	$3,148,614,270	$2,071,952,752

Other Information
Shares
Sold	105,033,296	87,667,616
Issued in reinvestment of distributions	5,225,037	3,675,772
Redeemed	(28,159,031)	(25,061,997)
Net increase (decrease)	82,099,302	66,281,391

Financial Highlights
Fidelity® SAI Emerging Markets Low Volatility Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$11.44	$9.41	$10.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.33	.27	.24	.22
Net realized and unrealized gain (loss)	1.09	(2.22)	1.95	(.75)	(.11)
Total from investment operations	1.21	(1.89)	2.22	(.51)	.11
Distributions from net investment income	(.18)	(.26)	(.19)	(.19)	-
Total distributions	(.18)	(.26)	(.19)	(.19)	-
Net asset value, end of period	$10.32	$9.29	$11.44	$9.41	$10.11
Total Return D,E	13.17%	(16.88)%	23.79%	(5.10)%	1.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H	.26%	.23%	.24%	.35% H
Expenses net of fee waivers, if any	.26% H	.25%	.23%	.24%	.26% H
Expenses net of all reductions	.26% H	.25%	.23%	.24%	.26% H
Net investment income (loss)	2.36% H	3.09%	2.44%	2.59%	2.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,148,614	$2,071,953	$1,792,423	$1,259,405	$644,085
Portfolio turnover rate I	21% H	21%	28%	30%	75% H

A For the period January 30, 2019 (commencement of operations) through October 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® SAI International Low Volatility Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.2
Novartis AG (Switzerland, Pharmaceuticals)	2.2
Sanofi SA (United States of America, Pharmaceuticals)	2.1
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	2.0
Nestle SA (Reg. S) (United States of America, Food Products)	2.0
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.9
National Grid PLC (United Kingdom, Multi-Utilities)	1.9
Orange SA (France, Diversified Telecommunication Services)	1.9
L'Oreal SA (France, Personal Care Products)	1.9
20.4

Market Sectors (% of Fund's net assets)

Health Care	17.9
Consumer Staples	15.4
Industrials	13.5
Financials	12.8
Communication Services	9.5
Utilities	8.0
Real Estate	6.7
Consumer Discretionary	6.5
Materials	4.7
Information Technology	3.5
Energy	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Futures - 1.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® SAI International Low Volatility Index Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
Australia - 2.0%
ASX Ltd.	936,397	42,614,989
Insurance Australia Group Ltd.	11,923,402	39,503,289
Medibank Private Ltd.	13,320,795	31,524,468
TOTAL AUSTRALIA		113,642,746
Belgium - 0.7%
Elia Group SA/NV (a)	174,125	23,868,421
Warehouses de Pauw	591,892	17,687,821
Warehouses de Pauw rights 5/12/23 (b)(c)	591,892	652,206
TOTAL BELGIUM		42,208,448
China - 0.2%
China Huishan Dairy Holdings Co. Ltd. (b)(d)	5,145,000	7
Prosus NV	162,118	12,131,863
TOTAL CHINA		12,131,870
Denmark - 5.9%
Chr. Hansen Holding A/S	497,447	38,666,218
Coloplast A/S Series B	574,622	82,653,146
Novo Nordisk A/S Series B	809,224	134,618,051
Novozymes A/S Series B	524,569	27,250,136
Ringkjoebing Landbobank A/S	104,429	14,658,191
Tryg A/S	1,741,567	41,064,371
TOTAL DENMARK		338,910,113
Finland - 0.8%
Elisa Corp. (A Shares)	728,442	45,206,388
France - 4.9%
Air Liquide SA	199,805	35,942,968
Hermes International SCA	13,503	29,263,930
L'Oreal SA	223,862	106,747,973
Orange SA	8,271,906	107,666,449
TOTAL FRANCE		279,621,320
Germany - 6.2%
Beiersdorf AG	475,369	66,314,232
Deutsche Borse AG	497,571	94,891,092
Deutsche Telekom AG	2,271,048	54,758,978
Hannover Reuck SE	291,657	62,218,558
Symrise AG	642,258	77,599,241
TOTAL GERMANY		355,782,101
Hong Kong - 6.0%
CLP Holdings Ltd.	8,065,500	60,053,512
Hang Seng Bank Ltd.	3,514,000	52,087,507
Hong Kong & China Gas Co. Ltd.	52,348,015	46,481,442
Jardine Matheson Holdings Ltd.	1,175,976	56,848,773
Link (REIT)	8,126,329	53,153,435
MTR Corp. Ltd.	7,499,871	37,473,292
Power Assets Holdings Ltd.	6,607,000	37,754,381
TOTAL HONG KONG		343,852,342
Ireland - 0.3%
Kerry Group PLC Class A	145,646	15,316,911
Israel - 0.3%
Elbit Systems Ltd. (Israel)	17,434	3,209,295
Mizrahi Tefahot Bank Ltd.	431,919	14,042,857
TOTAL ISRAEL		17,252,152
Italy - 0.4%
Recordati SpA	485,526	22,325,596
Japan - 26.9%
Advance Residence Investment Corp.	6,699	17,381,254
Ajinomoto Co., Inc.	2,597,400	93,413,838
Canon, Inc.	1,830,200	43,590,530
Central Japan Railway Co.	331,180	40,999,679
Chubu Electric Power Co., Inc.	3,574,200	39,860,781
Daiwa House REIT Investment Corp.	10,324	21,966,054
FUJIFILM Holdings Corp.	1,540,910	80,312,187
Hankyu Hanshin Holdings, Inc.	1,168,440	36,480,232
Japan Post Holdings Co. Ltd.	9,985,200	82,197,415
Japan Real Estate Investment Corp.	6,699	26,544,127
Kansai Electric Power Co., Inc.	3,995,700	43,132,445
KDDI Corp.	837,200	26,135,822
Kintetsu Group Holdings Co. Ltd.	922,200	31,130,968
Kyushu Railway Co.	760,800	17,276,843
McDonald's Holdings Co. (Japan) Ltd.	418,000	17,413,980
Medipal Holdings Corp.	1,017,100	15,539,174
Nagoya Railroad Co. Ltd.	951,400	15,348,112
Nippon Building Fund, Inc.	8,174	34,275,349
Nippon Prologis REIT, Inc.	12,769	29,088,707
Nippon Telegraph & Telephone Corp.	2,949,996	90,016,111
Oriental Land Co. Ltd.	2,805,100	99,270,212
Osaka Gas Co. Ltd.	2,015,460	33,338,147
Otsuka Holdings Co. Ltd.	887,160	30,181,862
Pan Pacific International Holdings Ltd.	2,577,800	48,171,173
Secom Co. Ltd.	1,038,170	66,478,171
Sega Sammy Holdings, Inc.	523,900	9,792,488
Sekisui House Ltd.	1,129,900	23,229,230
Seven & i Holdings Co. Ltd.	1,346,200	61,006,352
SHIMANO, Inc.	191,500	29,615,952
Skylark Holdings Co. Ltd. (b)	1,100,400	14,764,361
SoftBank Corp.	7,524,000	84,711,301
Suntory Beverage & Food Ltd.	173,300	6,523,948
Tobu Railway Co. Ltd.	1,014,800	25,903,579
Tokio Marine Holdings, Inc.	4,429,900	89,072,149
Tokyo Gas Co. Ltd.	1,240,700	25,413,297
Toyota Motor Corp.	3,907,800	53,654,235
Trend Micro, Inc.	681,000	33,276,037
TOTAL JAPAN		1,536,506,102
Netherlands - 3.8%
ASML Holding NV (Netherlands)	14,643	9,253,492
Koninklijke Ahold Delhaize NV	2,885,631	99,269,510
Shell PLC (London)	102,039	3,135,472
Wolters Kluwer NV	806,086	106,720,373
TOTAL NETHERLANDS		218,378,847
Norway - 0.8%
Gjensidige Forsikring ASA	919,008	15,979,298
Orkla ASA	1,950,931	14,022,766
Telenor ASA	1,107,245	13,813,224
TOTAL NORWAY		43,815,288
Singapore - 2.6%
CapitaLand Ascendas REIT	16,255,499	34,980,615
Capitaland Ascott Trust unit (c)	421,702	342,382
CapitaLand Investment Ltd.	7,396,600	20,704,738
CapitaMall Trust	15,944,500	24,346,273
Mapletree Industrial (REIT)	9,680,910	17,305,764
Singapore Exchange Ltd.	3,981,800	28,655,530
Singapore Technologies Engineering Ltd.	7,529,500	20,497,750
TOTAL SINGAPORE		146,833,052
Spain - 0.9%
Grifols SA (a)(b)	1,422,188	14,605,455
Red Electrica Corporacion SA	2,093,713	38,078,064
TOTAL SPAIN		52,683,519
Sweden - 1.3%
Axfood AB	524,422	12,999,261
Ericsson (B Shares)	4,712,140	25,943,611
Telia Co. AB	11,868,645	33,044,339
TOTAL SWEDEN		71,987,211
Switzerland - 10.8%
Allreal Holding AG	74,640	13,210,324
Banque Cantonale Vaudoise	137,366	14,430,461
DKSH Holding AG	173,033	13,734,621
Galenica AG (e)	241,844	21,631,625
Givaudan SA	26,678	93,179,746
Lindt & Spruengli AG	678	83,285,115
Novartis AG	1,224,079	125,215,804
PSP Swiss Property AG	221,858	26,086,341
SGS SA (Reg.)	560,775	50,540,957
Swiss Prime Site AG	371,081	33,564,803
Swisscom AG	122,774	84,198,089
Zurich Insurance Group Ltd.	118,713	57,347,736
TOTAL SWITZERLAND		616,425,622
United Kingdom - 13.6%
Admiral Group PLC	1,321,486	38,380,569
AstraZeneca PLC (United Kingdom)	855,763	125,936,638
Bunzl PLC	1,633,010	64,934,308
Diageo PLC	2,215,495	101,062,262
Direct Line Insurance Group PLC	6,343,033	13,683,263
LXI REIT PLC	7,964,133	10,549,406
National Grid PLC	7,542,083	108,137,823
Pearson PLC	3,659,534	40,715,195
RELX PLC (London Stock Exchange)	3,310,249	110,077,713
Smith & Nephew PLC	4,062,433	66,907,316
Unilever PLC	1,719,485	95,744,593
TOTAL UNITED KINGDOM		776,129,086
United States of America - 10.1%
CSL Ltd.	263,784	52,660,987
Experian PLC	2,087,705	73,914,951
GSK PLC	5,704,672	102,873,292
Nestle SA (Reg. S)	868,876	111,467,732
Roche Holding AG (participation certificate)	358,254	112,183,732
Sanofi SA	1,136,055	122,430,665
TOTAL UNITED STATES OF AMERICA		575,531,359
TOTAL COMMON STOCKS (Cost $5,180,146,060)		5,624,540,073

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $2,878,315)	2,900,000	2,876,646

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	25,492,425	25,497,523
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	3,711,592	3,711,963
TOTAL MONEY MARKET FUNDS (Cost $29,209,486)		29,209,486

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $5,212,233,861)	5,656,626,205
NET OTHER ASSETS (LIABILITIES) - 1.0%	56,028,756
NET ASSETS - 100.0%	5,712,654,961

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	824	Jun 2023	88,563,520	2,071,261	2,071,261

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,631,625 or 0.4% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,876,646.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	125,324,124	99,826,601	90,477	-	-	25,497,523	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	50,539,138	234,937,765	281,764,940	252,274	-	-	3,711,963	0.0%
Total	50,539,138	360,261,889	381,591,541	342,751	-	-	29,209,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	539,550,701	143,217,701	396,333,000	-
Consumer Discretionary	378,022,619	29,263,930	348,758,689	-
Consumer Staples	867,174,500	397,955,768	469,218,725	7
Energy	3,135,472	-	3,135,472	-
Financials	732,351,743	271,805,304	460,546,439	-
Health Care	1,029,763,343	141,215,822	888,547,521	-
Industrials	771,569,617	349,217,267	422,352,350	-
Information Technology	192,375,857	9,253,492	183,122,365	-
Materials	272,638,309	159,096,100	113,542,209	-
Real Estate	381,839,599	101,098,695	280,740,904	-
Utilities	456,118,313	61,946,485	394,171,828	-

Government Obligations	2,876,646	-	2,876,646	-

Money Market Funds	29,209,486	29,209,486	-	-
Total Investments in Securities:	5,656,626,205	1,693,280,050	3,963,346,148	7
Derivative Instruments:

Assets
Futures Contracts	2,071,261	2,071,261	-	-
Total Assets	2,071,261	2,071,261	-	-
Total Derivative Instruments:	2,071,261	2,071,261	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,071,261	0
Total Equity Risk	2,071,261	0
Total Value of Derivatives	2,071,261	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® SAI International Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,632,233) - See accompanying schedule:
Unaffiliated issuers (cost $5,183,024,375)	$5,627,416,719
Fidelity Central Funds (cost $29,209,486)	29,209,486

Total Investment in Securities (cost $5,212,233,861)		$5,656,626,205
Segregated cash with brokers for derivative instruments		46,632
Foreign currency held at value (cost $6,645,935)		6,621,128
Receivable for fund shares sold		2,196,675
Dividends receivable		24,899,141
Reclaims receivable		29,888,538
Distributions receivable from Fidelity Central Funds		78,532
Prepaid expenses		1,881
Total assets		5,720,358,732
Liabilities
Payable for investments purchased on a delayed delivery basis	$996,685
Payable for fund shares redeemed	2,071,740
Accrued management fee	701,273
Payable for daily variation margin on futures contracts	92,627
Other payables and accrued expenses	129,483
Collateral on securities loaned	3,711,963
Total Liabilities		7,703,771
Net Assets		$5,712,654,961
Net Assets consist of:
Paid in capital		$5,483,790,076
Total accumulated earnings (loss)		228,864,885
Net Assets		$5,712,654,961
Net Asset Value , offering price and redemption price per share ($5,712,654,961 ÷ 527,204,618 shares)		$10.84

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$91,288,923
Foreign Tax Reclaims		7,146,095
Interest		52,523
Income from Fidelity Central Funds (including $252,274 from security lending)		342,751
Income before foreign taxes withheld		$98,830,292
Less foreign taxes withheld		(15,583,957)
Total Income		83,246,335
Expenses
Management fee	$4,077,228
Custodian fees and expenses	217,399
Independent trustees' fees and expenses	9,728
Registration fees	95,518
Audit	28,297
Legal	5,400
Interest	312,632
Miscellaneous	10,985
Total expenses before reductions	4,757,187
Expense reductions	(6,021)
Total expenses after reductions		4,751,166
Net Investment income (loss)		78,495,169
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(174,040,935)
Foreign currency transactions	1,435,099
Futures contracts	8,196,484
Total net realized gain (loss)		(164,409,352)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,134,884,161
Assets and liabilities in foreign currencies	2,456,652
Futures contracts	(361,400)
Total change in net unrealized appreciation (depreciation)		1,136,979,413
Net gain (loss)		972,570,061
Net increase (decrease) in net assets resulting from operations		$1,051,065,230
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,495,169	$139,463,048
Net realized gain (loss)	(164,409,352)	(61,447,136)
Change in net unrealized appreciation (depreciation)	1,136,979,413	(1,303,036,818)
Net increase (decrease) in net assets resulting from operations	1,051,065,230	(1,225,020,906)
Distributions to shareholders	(105,861,928)	(141,537,086)
Share transactions
Proceeds from sales of shares	505,100,816	2,573,305,678
Reinvestment of distributions	98,129,051	136,529,604
Cost of shares redeemed	(1,330,597,769)	(1,787,195,386)
Net increase (decrease) in net assets resulting from share transactions	(727,367,902)	922,639,896
Total increase (decrease) in net assets	217,835,400	(443,918,096)

Net Assets
Beginning of period	5,494,819,561	5,938,737,657
End of period	$5,712,654,961	$5,494,819,561

Other Information
Shares
Sold	50,073,656	254,202,230
Issued in reinvestment of distributions	9,952,236	12,222,883
Redeemed	(134,901,895)	(173,081,629)
Net increase (decrease)	(74,876,003)	93,343,484

Financial Highlights
Fidelity® SAI International Low Volatility Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.13	$11.67	$9.64	$11.54	$10.49	$10.83
Income from Investment Operations
Net investment income (loss) A,B	.15	.26	.27	.24	.28	.27
Net realized and unrealized gain (loss)	1.76	(2.52)	1.90	(1.46)	1.04	(.42)
Total from investment operations	1.91	(2.26)	2.17	(1.22)	1.32	(.15)
Distributions from net investment income	(.20)	(.28)	(.14)	(.22)	(.24)	(.19)
Distributions from net realized gain	-	-	-	(.46)	(.03)	-
Total distributions	(.20)	(.28)	(.14)	(.68)	(.27)	(.19)
Net asset value, end of period	$10.84	$9.13	$11.67	$9.64	$11.54	$10.49
Total Return C,D	21.11%	(19.80)%	22.69%	(11.31)%	12.89%	(1.47)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.18% G	.17%	.17%	.18%	.25%	.30%
Expenses net of fee waivers, if any	.18% G	.17%	.17%	.18%	.20%	.20%
Expenses net of all reductions	.17% G	.17%	.17%	.18%	.20%	.20%
Net investment income (loss)	2.89% G	2.46%	2.37%	2.39%	2.59%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$5,712,655	$5,494,820	$5,938,738	$4,603,961	$2,548,056	$1,536,470
Portfolio turnover rate H	23% G	26%	26%	20%	93%	43%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.0
Apple, Inc.	4.1
Eli Lilly & Co.	3.1
Procter & Gamble Co.	3.1
Johnson & Johnson	3.0
UnitedHealth Group, Inc.	3.0
Visa, Inc. Class A	2.9
Merck & Co., Inc.	2.9
McDonald's Corp.	2.7
The Home Depot, Inc.	2.5
35.3

Market Sectors (% of Fund's net assets)

Information Technology	19.1
Health Care	16.5
Financials	14.0
Industrials	9.9
Consumer Staples	9.3
Consumer Discretionary	8.2
Communication Services	6.7
Real Estate	4.6
Utilities	4.6
Materials	4.4
Energy	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® SAI U.S. Low Volatility Index Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	7,563,544	133,647,822
Verizon Communications, Inc.	4,457,065	173,067,834
		306,715,656
Entertainment - 0.7%
Activision Blizzard, Inc.	755,812	58,734,151
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	851,003	91,346,662
Media - 0.3%
Omnicom Group, Inc.	216,406	19,599,891
TEGNA, Inc.	236,777	4,048,887
		23,648,778
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	633,773	91,199,935
TOTAL COMMUNICATION SERVICES		571,645,182
CONSUMER DISCRETIONARY - 8.2%
Automobile Components - 0.1%
Gentex Corp.	248,951	6,868,558
Broadline Retail - 0.5%
Amazon.com, Inc. (a)	403,210	42,518,495
Diversified Consumer Services - 0.1%
Service Corp. International (b)	163,227	11,456,903
Hotels, Restaurants & Leisure - 3.2%
Domino's Pizza, Inc.	37,567	11,926,395
McDonald's Corp.	777,287	229,882,630
Yum China Holdings, Inc. (b)	444,056	27,167,346
Yum! Brands, Inc.	43,242	6,078,960
		275,055,331
Household Durables - 0.2%
Garmin Ltd.	162,723	15,974,517
Specialty Retail - 4.1%
AutoZone, Inc. (a)	20,144	53,649,717
O'Reilly Automotive, Inc. (a)	25,553	23,440,022
The Home Depot, Inc.	709,282	213,167,612
TJX Companies, Inc.	392,742	30,955,924
Tractor Supply Co.	117,229	27,947,394
		349,160,669
TOTAL CONSUMER DISCRETIONARY		701,034,473
CONSUMER STAPLES - 9.3%
Beverages - 0.9%
PepsiCo, Inc.	416,629	79,530,310
Consumer Staples Distribution & Retail - 1.1%
Dollar General Corp.	239,389	53,015,088
Walmart, Inc.	296,165	44,712,030
		97,727,118
Food Products - 2.2%
Campbell Soup Co.	213,140	11,573,502
Flowers Foods, Inc. (b)	203,900	5,609,289
General Mills, Inc.	629,891	55,827,239
Hormel Foods Corp.	307,217	12,423,855
Kellogg Co.	271,639	18,952,253
McCormick & Co., Inc. (non-vtg.)	246,289	21,636,489
The Hershey Co.	155,971	42,589,441
The J.M. Smucker Co.	113,084	17,461,300
		186,073,368
Household Products - 5.1%
Church & Dwight Co., Inc.	258,805	25,135,142
Colgate-Palmolive Co.	886,373	70,732,565
Kimberly-Clark Corp.	358,164	51,894,382
Procter & Gamble Co.	1,678,852	262,538,876
The Clorox Co.	130,943	21,686,780
		431,987,745
TOTAL CONSUMER STAPLES		795,318,541
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Chesapeake Energy Corp. (b)	107,386	8,878,674
Chevron Corp.	610,912	102,987,545
Coterra Energy, Inc.	836,762	21,421,107
DT Midstream, Inc. (b)	102,677	5,058,896
Kinder Morgan, Inc.	2,099,171	36,000,783
The Williams Companies, Inc.	1,292,605	39,114,227
		213,461,232
FINANCIALS - 14.0%
Banks - 1.0%
Commerce Bancshares, Inc.	121,027	6,759,358
First Financial Bankshares, Inc.	137,755	4,030,711
Glacier Bancorp, Inc.	117,552	3,906,253
M&T Bank Corp.	183,186	23,044,799
U.S. Bancorp	1,333,452	45,710,735
		83,451,856
Capital Markets - 2.8%
Cboe Global Markets, Inc.	112,580	15,727,426
CME Group, Inc.	381,759	70,919,369
FactSet Research Systems, Inc.	40,432	16,645,450
Houlihan Lokey	52,904	4,834,368
Intercontinental Exchange, Inc.	592,764	64,569,783
MarketAxess Holdings, Inc.	39,044	12,430,438
NASDAQ, Inc.	359,747	19,919,191
S&P Global, Inc.	96,610	35,028,854
		240,074,879
Financial Services - 4.5%
Fiserv, Inc. (a)	673,925	82,299,721
Jack Henry & Associates, Inc.	77,417	12,645,293
MasterCard, Inc. Class A	118,412	45,000,112
Visa, Inc. Class A	1,075,274	250,248,518
		390,193,644
Insurance - 5.7%
Allstate Corp.	281,455	32,581,231
Arthur J. Gallagher & Co.	223,754	46,554,257
Assurant, Inc.	56,067	6,903,530
Brown & Brown, Inc.	249,473	16,063,566
Chubb Ltd.	440,473	88,781,738
Erie Indemnity Co. Class A	26,470	5,752,725
Globe Life, Inc.	96,002	10,418,137
Hanover Insurance Group, Inc.	37,740	4,512,194
Marsh & McLennan Companies, Inc.	526,392	94,850,574
Progressive Corp.	620,907	84,691,715
RLI Corp.	42,860	5,959,683
Selective Insurance Group, Inc.	63,967	6,161,941
The Travelers Companies, Inc.	248,702	45,049,880
W.R. Berkley Corp.	216,937	12,781,928
Willis Towers Watson PLC	114,868	26,603,429
		487,666,528
TOTAL FINANCIALS		1,201,386,907
HEALTH CARE - 16.5%
Biotechnology - 1.4%
Amgen, Inc.	380,485	91,217,474
Vertex Pharmaceuticals, Inc. (a)	82,236	28,020,272
		119,237,746
Health Care Equipment & Supplies - 1.8%
Medtronic PLC	1,328,230	120,802,519
ResMed, Inc.	155,456	37,458,678
		158,261,197
Health Care Providers & Services - 3.1%
Chemed Corp.	15,781	8,699,276
UnitedHealth Group, Inc.	517,674	254,742,199
		263,441,475
Pharmaceuticals - 10.2%
Eli Lilly & Co.	672,910	266,378,153
Johnson & Johnson	1,564,803	256,158,251
Merck & Co., Inc.	2,153,983	248,720,417
Royalty Pharma PLC	393,223	13,821,788
Zoetis, Inc. Class A	494,620	86,944,304
		872,022,913
TOTAL HEALTH CARE		1,412,963,331
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.3%
General Dynamics Corp.	238,920	52,165,793
Huntington Ingalls Industries, Inc.	42,348	8,539,898
L3Harris Technologies, Inc.	202,066	39,433,180
Lockheed Martin Corp.	247,533	114,966,702
Northrop Grumman Corp.	153,539	70,822,935
		285,928,508
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	124,919	12,600,580
Building Products - 0.1%
Lennox International, Inc.	34,225	9,648,370
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	217,982	31,524,557
Rollins, Inc.	245,639	10,378,248
Waste Management, Inc.	396,414	65,824,545
		107,727,350
Construction & Engineering - 0.1%
MDU Resources Group, Inc.	215,807	6,305,881
Ground Transportation - 0.1%
Landstar System, Inc.	37,830	6,659,215
Industrial Conglomerates - 0.2%
3M Co.	158,439	16,829,391
Machinery - 1.6%
Graco, Inc.	178,852	14,181,175
IDEX Corp.	80,041	16,514,059
Nordson Corp.	57,072	12,345,244
Otis Worldwide Corp.	442,103	37,711,386
PACCAR, Inc.	553,604	41,348,683
Toro Co.	110,586	11,529,696
		133,630,243
Professional Services - 3.1%
Automatic Data Processing, Inc.	440,237	96,852,140
Booz Allen Hamilton Holding Corp. Class A	140,325	13,431,909
Broadridge Financial Solutions, Inc.	124,862	18,156,183
Concentrix Corp.	44,964	4,339,476
CoStar Group, Inc. (a)	349,784	26,915,879
Exponent, Inc.	53,740	4,946,767
FTI Consulting, Inc. (a)(b)	36,531	6,593,846
Leidos Holdings, Inc.	145,062	13,528,482
Maximus, Inc.	64,260	5,375,349
Paychex, Inc.	340,403	37,396,674
Science Applications International Corp.	58,505	5,969,265
Verisk Analytics, Inc.	165,967	32,215,854
		265,721,824
TOTAL INDUSTRIALS		845,051,362
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 0.3%
Motorola Solutions, Inc.	77,027	22,445,668
Electronic Equipment, Instruments & Components - 0.2%
Teledyne Technologies, Inc. (a)	49,742	20,613,085
IT Services - 1.0%
Accenture PLC Class A	148,795	41,705,751
Akamai Technologies, Inc. (a)	166,873	13,678,580
Amdocs Ltd.	129,431	11,810,579
VeriSign, Inc. (a)	97,883	21,710,449
		88,905,359
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	4,379,788	136,036,215
Texas Instruments, Inc.	963,163	161,040,854
		297,077,069
Software - 10.0%
Black Knight, Inc. (a)	165,584	9,047,510
Check Point Software Technologies Ltd. (a)	107,805	13,730,045
Microsoft Corp.	2,214,019	680,279,471
Oracle Corp.	755,179	71,530,555
Qualys, Inc. (a)	36,686	4,143,317
Roper Technologies, Inc.	112,548	51,184,579
SPS Commerce, Inc. (a)	38,250	5,634,225
Tyler Technologies, Inc. (a)	44,190	16,749,336
		852,299,038
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,065,473	350,469,459
TOTAL INFORMATION TECHNOLOGY		1,631,809,678
MATERIALS - 4.4%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	235,385	69,287,929
Balchem Corp.	34,103	4,481,134
Ecolab, Inc.	245,993	41,287,465
Linde PLC	524,662	193,836,376
		308,892,904
Construction Materials - 0.3%
Vulcan Materials Co.	141,048	24,700,326
Containers & Packaging - 0.5%
Aptargroup, Inc.	69,283	8,210,728
Ball Corp.	268,796	14,294,571
Packaging Corp. of America	98,202	13,282,803
Silgan Holdings, Inc. (b)	88,784	4,373,500
		40,161,602
TOTAL MATERIALS		373,754,832
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Agree Realty Corp.	93,998	6,390,924
American Tower Corp.	494,125	100,994,209
Crown Castle International Corp.	459,573	56,568,841
CubeSmart	238,331	10,841,677
Digital Realty Trust, Inc.	206,932	20,517,308
Equinix, Inc.	98,206	71,109,000
Equity Lifestyle Properties, Inc.	185,660	12,791,974
Essex Property Trust, Inc.	8,576	1,884,404
Extra Space Storage, Inc.	142,125	21,608,685
Life Storage, Inc.	90,204	12,121,614
Mid-America Apartment Communities, Inc.	25,753	3,960,811
Public Storage	167,757	49,459,796
Realty Income Corp.	110,950	6,972,098
Sun Communities, Inc.	131,478	18,266,239
		393,487,580
UTILITIES - 4.6%
Electric Utilities - 2.9%
Alliant Energy Corp.	266,398	14,689,186
American Electric Power Co., Inc.	545,339	50,400,230
Duke Energy Corp.	817,231	80,807,801
Evergy, Inc.	215,260	13,369,799
Eversource Energy	369,642	28,687,916
Hawaiian Electric Industries, Inc.	116,175	4,555,222
IDACORP, Inc.	53,659	5,962,588
Pinnacle West Capital Corp.	120,070	9,420,692
Xcel Energy, Inc.	580,768	40,601,491
		248,494,925
Gas Utilities - 0.3%
Atmos Energy Corp.	148,461	16,945,339
Southwest Gas Holdings, Inc.	65,482	3,666,992
		20,612,331
Multi-Utilities - 1.4%
Ameren Corp.	274,357	24,409,542
Black Hills Corp.	69,064	4,509,189
CMS Energy Corp.	308,031	19,178,010
Consolidated Edison, Inc.	376,599	37,083,704
DTE Energy Co.	21,497	2,416,478
WEC Energy Group, Inc.	334,756	32,193,485
		119,790,408
Water Utilities - 0.0%
American Water Works Co., Inc.	19,719	2,923,342
TOTAL UTILITIES		391,821,006
TOTAL COMMON STOCKS (Cost $6,948,387,837)		8,531,734,124

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $992,523)	1,000,000	991,947

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	62,343,029	62,355,498
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	6,841,794	6,842,479
TOTAL MONEY MARKET FUNDS (Cost $69,197,977)		69,197,977

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $7,018,578,337)	8,601,924,048
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(50,774,648)
NET ASSETS - 100.0%	8,551,149,400

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	69	Jun 2023	14,450,325	726,865	726,865
CME E-mini S&P MidCap 400 Index Contracts (United States)	20	Jun 2023	5,001,200	126,114	126,114

TOTAL FUTURES CONTRACTS					852,979
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $991,947.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	17,178,803	1,376,451,980	1,331,275,285	561,413	-	-	62,355,498	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	246,547,154	105,645,852	345,350,527	6,323	-	-	6,842,479	0.0%
Total	263,725,957	1,482,097,832	1,676,625,812	567,736	-	-	69,197,977

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	571,645,182	571,645,182	-	-
Consumer Discretionary	701,034,473	701,034,473	-	-
Consumer Staples	795,318,541	795,318,541	-	-
Energy	213,461,232	213,461,232	-	-
Financials	1,201,386,907	1,201,386,907	-	-
Health Care	1,412,963,331	1,412,963,331	-	-
Industrials	845,051,362	845,051,362	-	-
Information Technology	1,631,809,678	1,631,809,678	-	-
Materials	373,754,832	373,754,832	-	-
Real Estate	393,487,580	393,487,580	-	-
Utilities	391,821,006	391,821,006	-	-

U.S. Government and Government Agency Obligations	991,947	-	991,947	-

Money Market Funds	69,197,977	69,197,977	-	-
Total Investments in Securities:	8,601,924,048	8,600,932,101	991,947	-
Derivative Instruments:

Assets
Futures Contracts	852,979	852,979	-	-
Total Assets	852,979	852,979	-	-
Total Derivative Instruments:	852,979	852,979	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	852,979	0
Total Equity Risk	852,979	0
Total Value of Derivatives	852,979	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® SAI U.S. Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,701,402) - See accompanying schedule:
Unaffiliated issuers (cost $6,949,380,360)	$8,532,726,071
Fidelity Central Funds (cost $69,197,977)	69,197,977

Total Investment in Securities (cost $7,018,578,337)		$8,601,924,048
Segregated cash with brokers for derivative instruments		231,116
Cash		49,215
Receivable for fund shares sold		57,017,276
Dividends receivable		9,297,560
Distributions receivable from Fidelity Central Funds		175,080
Receivable for daily variation margin on futures contracts		173,787
Prepaid expenses		2,780
Total assets		8,668,870,862
Liabilities
Payable for investments purchased	$107,264,118
Payable for fund shares redeemed	2,865,396
Accrued management fee	668,043
Other payables and accrued expenses	85,355
Collateral on securities loaned	6,838,550
Total Liabilities		117,721,462
Net Assets		$8,551,149,400
Net Assets consist of:
Paid in capital		$6,982,370,902
Total accumulated earnings (loss)		1,568,778,498
Net Assets		$8,551,149,400
Net Asset Value , offering price and redemption price per share ($8,551,149,400 ÷ 489,236,608 shares)		$17.48

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$79,159,240
Interest		24,445
Income from Fidelity Central Funds (including $6,323 from security lending)		567,736
Total Income		79,751,421
Expenses
Management fee	$3,726,228
Custodian fees and expenses	48,405
Independent trustees' fees and expenses	13,318
Registration fees	128,607
Audit	22,575
Legal	7,907
Interest	351,356
Miscellaneous	15,576
Total expenses before reductions	4,313,972
Expense reductions	(1,195)
Total expenses after reductions		4,312,777
Net Investment income (loss)		75,438,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,938,339)
Futures contracts	1,937,031
Total net realized gain (loss)		(5,001,308)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	452,723,141
Futures contracts	(387,388)
Total change in net unrealized appreciation (depreciation)		452,335,753
Net gain (loss)		447,334,445
Net increase (decrease) in net assets resulting from operations		$522,773,089
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,438,644	$144,362,325
Net realized gain (loss)	(5,001,308)	178,740,822
Change in net unrealized appreciation (depreciation)	452,335,753	(1,000,149,044)
Net increase (decrease) in net assets resulting from operations	522,773,089	(677,045,897)
Distributions to shareholders	(303,046,026)	(268,770,756)
Share transactions
Proceeds from sales of shares	2,529,113,589	3,039,157,235
Reinvestment of distributions	300,330,158	267,624,606
Cost of shares redeemed	(2,210,297,008)	(2,464,734,875)
Net increase (decrease) in net assets resulting from share transactions	619,146,739	842,046,966
Total increase (decrease) in net assets	838,873,802	(103,769,687)

Net Assets
Beginning of period	7,712,275,598	7,816,045,285
End of period	$8,551,149,400	$7,712,275,598

Other Information
Shares
Sold	149,041,869	172,683,980
Issued in reinvestment of distributions	17,887,442	14,640,296
Redeemed	(131,161,143)	(139,598,293)
Net increase (decrease)	35,768,168	47,725,983

Financial Highlights
Fidelity® SAI U.S. Low Volatility Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.01	$19.26	$14.87	$15.12	$13.18	$12.60
Income from Investment Operations
Net investment income (loss) A,B	.17	.33	.31	.30	.29	.26
Net realized and unrealized gain (loss)	.98	(1.90)	4.30	.03	1.98	.82
Total from investment operations	1.15	(1.57)	4.61	.33	2.27	1.08
Distributions from net investment income	(.35)	(.34)	(.22)	(.24)	(.20)	(.14)
Distributions from net realized gain	(.34)	(.35)	-	(.34)	(.13)	(.37)
Total distributions	(.68) C	(.68) C	(.22)	(.58)	(.33)	(.50) C
Net asset value, end of period	$17.48	$17.01	$19.26	$14.87	$15.12	$13.18
Total Return D,E	6.94%	(8.39)%	31.25%	2.16%	17.62%	8.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.11%	.11%	.12%	.19%	.23%
Expenses net of fee waivers, if any	.12% H	.11%	.11%	.12%	.15%	.15%
Expenses net of all reductions	.12% H	.11%	.11%	.12%	.15%	.15%
Net investment income (loss)	2.03% H	1.85%	1.76%	2.06%	2.05%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$8,551,149	$7,712,276	$7,816,045	$5,243,996	$4,120,541	$1,979,673
Portfolio turnover rate I	63% H	41%	44%	49%	72%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, foreign taxes withheld or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   partnerships, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI Emerging Markets Low Volatility Index Fund	$3,032,756,203	$350,044,849	$(225,049,030)	$124,995,819
Fidelity SAI International Low Volatility Index Fund	5,228,099,403	781,316,029	(350,717,966)	430,598,063
Fidelity SAI U.S. Low Volatility Index Fund	7,045,228,163	1,855,388,422	(297,839,558)	1,557,548,864

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity SAI Emerging Markets Low Volatility Index Fund	$(24,897,305)	$-	$(24,897,305)
Fidelity SAI International Low Volatility Index Fund	(33,020,130)	(58,180,278)	(91,200,408)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,112,456,664	300,388,915
Fidelity SAI International Low Volatility Index Fund	615,115,345	1,403,327,146
Fidelity SAI U.S. Low Volatility Index Fund	2,796,153,469	2,400,329,283

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	$14,936,079	4.69%	$73,975
Fidelity SAI International Low Volatility Index Fund	Borrower	$36,048,531	4.35%	$278,670
Fidelity SAI U.S. Low Volatility Index Fund	Borrower	$94,686,036	4.77%	$351,356

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Emerging Markets Low Volatility Index Fund	$2,706
Fidelity SAI International Low Volatility Index Fund	5,331
Fidelity SAI U.S. Low Volatility Index Fund	7,223

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Low Volatility Index Fund	$269	$-	$-
Fidelity SAI International Low Volatility Index Fund	$25,792	$-	$-
Fidelity SAI U.S. Low Volatility Index Fund	$509	$1	$-

9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	$8,966,684	5.16%	$24,419
Fidelity SAI International Low Volatility Index Fund	$7,953,571	4.39%	$33,962

10. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of Fidelity SAI Emerging Markets Low Volatility Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%	$182,111

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity SAI International Low Volatility Index Fund	6,021
Fidelity SAI U.S. Low Volatility Index Fund	1,195

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Large Cap Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	19%	21%	-	-	-	-
Fidelity SAI International Low Volatility Index Fund	-	-	23%	13%	-	-
Fidelity SAI U.S. Low Volatility Index Fund	-	-	-	-	36%	-

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	40%
Fidelity SAI International Low Volatility Index Fund	36%
Fidelity SAI U.S. Low Volatility Index Fund	38%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI Emerging Markets Low Volatility Index Fund	.26%
Actual		$ 1,000	$ 1,131.70	$ 1.37
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.30

Fidelity® SAI International Low Volatility Index Fund	.18%
Actual		$ 1,000	$ 1,211.10	$ .99
Hypothetical- B		$ 1,000	$ 1,023.90	$ .90

Fidelity® SAI U.S. Low Volatility Index Fund	.12%
Actual		$ 1,000	$ 1,069.40	$ .62
Hypothetical- B		$ 1,000	$ 1,024.20	$ .60

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9867662.107
SV1-SV2-SANN-0623
Fidelity® U.S. Sustainability Index Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	11.9
NVIDIA Corp.	3.8
Alphabet, Inc. Class A	3.5
Alphabet, Inc. Class C	3.3
Tesla, Inc.	2.4
Johnson & Johnson	2.4
Visa, Inc. Class A	2.1
Procter & Gamble Co.	2.0
MasterCard, Inc. Class A	1.8
Eli Lilly & Co.	1.8
35.0

Market Sectors (% of Fund's net assets)

Information Technology	26.5
Health Care	15.2
Financials	13.8
Consumer Discretionary	9.6
Communication Services	9.3
Industrials	8.7
Consumer Staples	7.5
Materials	2.9
Real Estate	2.7
Energy	2.4
Utilities	1.3

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	493,729	19,171,497
Entertainment - 1.5%
Electronic Arts, Inc.	32,456	4,131,000
Take-Two Interactive Software, Inc. (a)	19,713	2,450,129
The Walt Disney Co. (a)	214,322	21,968,005
Warner Bros Discovery, Inc.	271,197	3,690,991
		32,240,125
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A (a)	702,126	75,366,205
Class C (a)	643,969	69,690,325
Zoominfo Technologies, Inc. (a)	30,854	676,011
		145,732,541
Media - 0.1%
Interpublic Group of Companies, Inc.	45,637	1,630,610
Sirius XM Holdings, Inc.	91,484	347,639
		1,978,249
TOTAL COMMUNICATION SERVICES		199,122,412
CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 0.3%
Aptiv PLC (a)	31,853	3,276,400
BorgWarner, Inc.	27,531	1,325,067
Lear Corp.	6,950	887,237
		5,488,704
Automobiles - 2.4%
Rivian Automotive, Inc. (a)	37,583	481,814
Tesla, Inc. (a)	315,538	51,846,049
		52,327,863
Broadline Retail - 0.5%
eBay, Inc.	63,772	2,960,934
MercadoLibre, Inc. (a)	5,321	6,797,524
		9,758,458
Distributors - 0.3%
Genuine Parts Co.	16,595	2,793,104
LKQ Corp.	29,845	1,722,952
Pool Corp.	4,592	1,613,261
		6,129,317
Hotels, Restaurants & Leisure - 1.5%
Hilton Worldwide Holdings, Inc.	31,799	4,579,692
McDonald's Corp.	86,104	25,465,258
Vail Resorts, Inc.	4,741	1,140,305
		31,185,255
Household Durables - 0.0%
Newell Brands, Inc.	46,204	561,379
Leisure Products - 0.0%
Hasbro, Inc.	15,430	913,765
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	6,968	874,693
Best Buy Co., Inc.	23,826	1,775,514
Burlington Stores, Inc. (a)	7,666	1,478,081
CarMax, Inc. (a)	18,581	1,301,227
Lowe's Companies, Inc.	71,088	14,774,219
The Home Depot, Inc.	119,813	36,008,599
TJX Companies, Inc.	136,494	10,758,457
Tractor Supply Co.	12,986	3,095,862
Ulta Beauty, Inc. (a)	6,021	3,320,160
		73,386,812
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	13,659	5,189,464
NIKE, Inc. Class B	148,085	18,765,331
VF Corp.	38,839	913,105
		24,867,900
TOTAL CONSUMER DISCRETIONARY		204,619,453
CONSUMER STAPLES - 7.5%
Beverages - 3.0%
Keurig Dr. Pepper, Inc.	91,577	2,994,568
PepsiCo, Inc.	161,962	30,916,926
The Coca-Cola Co.	482,964	30,982,141
		64,893,635
Consumer Staples Distribution & Retail - 0.6%
Kroger Co.	79,943	3,887,628
Target Corp.	54,115	8,536,641
		12,424,269
Food Products - 0.8%
Bunge Ltd.	17,588	1,646,237
Campbell Soup Co.	24,672	1,339,690
Conagra Brands, Inc.	56,310	2,137,528
General Mills, Inc.	69,790	6,185,488
Hormel Foods Corp.	35,324	1,428,503
Kellogg Co.	30,097	2,099,868
McCormick & Co., Inc. (non-vtg.)	29,444	2,586,655
		17,423,969
Household Products - 2.8%
Colgate-Palmolive Co.	93,285	7,444,143
Kimberly-Clark Corp.	39,681	5,749,380
Procter & Gamble Co.	278,583	43,564,810
The Clorox Co.	14,497	2,400,993
		59,159,326
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	27,189	6,708,070
TOTAL CONSUMER STAPLES		160,609,269
ENERGY - 2.4%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	117,706	3,441,723
Halliburton Co.	106,741	3,495,768
Schlumberger Ltd.	166,705	8,226,892
		15,164,383
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc.	26,308	4,025,124
HF Sinclair Corp.	17,703	780,879
Kinder Morgan, Inc.	237,822	4,078,647
Marathon Petroleum Corp.	55,097	6,721,834
ONEOK, Inc.	52,543	3,436,838
Phillips 66 Co.	55,562	5,500,638
Targa Resources Corp.	25,288	1,910,003
The Williams Companies, Inc.	143,232	4,334,200
Valero Energy Corp.	45,322	5,197,074
		35,985,237
TOTAL ENERGY		51,149,620
FINANCIALS - 13.8%
Banks - 1.2%
Citizens Financial Group, Inc.	57,926	1,792,230
First Republic Bank	21,605	75,834
Huntington Bancshares, Inc.	169,675	1,900,360
KeyCorp	109,735	1,235,616
PNC Financial Services Group, Inc.	47,401	6,173,980
Regions Financial Corp.	109,898	2,006,737
Truist Financial Corp.	155,941	5,080,558
U.S. Bancorp	165,904	5,687,189
Webster Financial Corp.	20,468	763,456
		24,715,960
Capital Markets - 4.6%
Ameriprise Financial, Inc.	12,510	3,817,051
Bank of New York Mellon Corp.	90,261	3,844,216
BlackRock, Inc. Class A	17,656	11,850,707
Carlyle Group LP	23,517	713,271
Cboe Global Markets, Inc.	12,474	1,742,618
Charles Schwab Corp.	170,774	8,921,234
CME Group, Inc.	42,288	7,855,842
FactSet Research Systems, Inc.	4,480	1,844,371
Franklin Resources, Inc.	35,245	947,386
Intercontinental Exchange, Inc.	65,661	7,152,453
Invesco Ltd.	40,111	687,101
LPL Financial	9,360	1,954,742
MarketAxess Holdings, Inc.	4,426	1,409,106
Moody's Corp.	19,383	6,069,205
Morgan Stanley	149,011	13,406,520
NASDAQ, Inc.	40,438	2,239,052
Northern Trust Corp.	23,282	1,819,721
Raymond James Financial, Inc.	22,760	2,060,463
S&P Global, Inc.	39,147	14,193,919
State Street Corp.	43,134	3,116,863
T. Rowe Price Group, Inc.	26,268	2,950,684
		98,596,525
Consumer Finance - 0.8%
Ally Financial, Inc.	35,121	926,492
American Express Co.	74,667	12,046,774
Discover Financial Services	32,119	3,323,353
Synchrony Financial	52,930	1,561,964
		17,858,583
Financial Services - 3.9%
Equitable Holdings, Inc.	43,516	1,130,981
MasterCard, Inc. Class A	100,915	38,350,727
Visa, Inc. Class A	191,405	44,545,686
		84,027,394
Insurance - 3.3%
AFLAC, Inc.	69,449	4,851,013
Allstate Corp.	31,176	3,608,934
American International Group, Inc.	87,340	4,632,514
Arch Capital Group Ltd. (a)	43,465	3,262,918
Arthur J. Gallagher & Co.	24,790	5,157,807
Assurant, Inc.	6,213	765,007
Chubb Ltd.	48,794	9,834,919
Hartford Financial Services Group, Inc.	37,390	2,654,316
Loews Corp.	23,730	1,366,136
Marsh & McLennan Companies, Inc.	58,313	10,507,419
Principal Financial Group, Inc.	28,746	2,147,039
Progressive Corp.	68,783	9,382,001
Prudential Financial, Inc.	43,264	3,763,968
The Travelers Companies, Inc.	27,552	4,990,769
Willis Towers Watson PLC	12,720	2,945,952
		69,870,712
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	55,016	1,099,220
TOTAL FINANCIALS		296,168,394
HEALTH CARE - 15.2%
Biotechnology - 2.1%
Amgen, Inc.	62,728	15,038,411
Biogen, Inc. (a)	16,930	5,150,614
BioMarin Pharmaceutical, Inc. (a)	21,827	2,096,265
Gilead Sciences, Inc.	147,453	12,122,111
Vertex Pharmaceuticals, Inc. (a)	30,178	10,282,550
		44,689,951
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. (a)	8,721	2,836,941
Baxter International, Inc.	59,234	2,824,277
Dentsply Sirona, Inc.	25,271	1,059,613
DexCom, Inc. (a)	45,411	5,510,171
Edwards Lifesciences Corp. (a)	72,693	6,395,530
Hologic, Inc. (a)	28,880	2,483,969
IDEXX Laboratories, Inc. (a)	9,738	4,792,654
Insulet Corp. (a)	8,160	2,595,206
Novocure Ltd. (a)	11,107	731,951
ResMed, Inc.	17,221	4,149,572
STERIS PLC	11,725	2,210,749
Teleflex, Inc.	5,516	1,503,220
		37,093,853
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	18,129	3,024,824
Cardinal Health, Inc.	30,795	2,528,270
Cigna Group	35,945	9,104,509
DaVita HealthCare Partners, Inc. (a)	6,357	574,419
Elevance Health, Inc.	28,078	13,158,755
HCA Holdings, Inc.	24,929	7,162,850
Humana, Inc.	14,884	7,895,813
Laboratory Corp. of America Holdings	10,409	2,359,824
Quest Diagnostics, Inc.	13,392	1,858,944
		47,668,208
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	34,684	4,697,254
Bio-Techne Corp.	18,458	1,474,425
Illumina, Inc. (a)	18,493	3,801,421
Mettler-Toledo International, Inc. (a)	2,621	3,909,222
Thermo Fisher Scientific, Inc.	46,106	25,584,219
Waters Corp. (a)	6,986	2,098,315
West Pharmaceutical Services, Inc.	8,701	3,143,149
		44,708,005
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	249,951	16,689,228
Catalent, Inc. (a)	20,104	1,007,612
Elanco Animal Health, Inc. (a)	50,193	475,328
Eli Lilly & Co.	94,947	37,585,719
Jazz Pharmaceuticals PLC (a)	7,404	1,040,040
Johnson & Johnson	307,355	50,314,014
Merck & Co., Inc.	298,061	34,417,104
Zoetis, Inc. Class A	54,793	9,631,514
		151,160,559
TOTAL HEALTH CARE		325,320,576
INDUSTRIALS - 8.7%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	13,842	1,396,243
Expeditors International of Washington, Inc.	18,712	2,130,174
United Parcel Service, Inc. Class B	85,793	15,426,439
		18,952,856
Building Products - 1.0%
A.O. Smith Corp.	14,918	1,018,750
Allegion PLC	10,330	1,141,258
Carrier Global Corp.	98,308	4,111,241
Fortune Brands Home & Security, Inc.	15,080	975,525
Johnson Controls International PLC	80,727	4,830,704
Lennox International, Inc.	3,750	1,057,163
Masco Corp.	26,489	1,417,426
Owens Corning	10,989	1,173,735
Trane Technologies PLC	27,076	5,030,992
		20,756,794
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	50,393	3,983,567
Republic Services, Inc.	26,002	3,760,409
Rollins, Inc.	26,057	1,100,908
		8,844,884
Construction & Engineering - 0.1%
Quanta Services, Inc.	16,792	2,848,595
Electrical Equipment - 0.6%
Eaton Corp. PLC	46,754	7,813,528
Generac Holdings, Inc. (a)	7,450	761,539
Plug Power, Inc. (a)(b)	61,692	557,079
Rockwell Automation, Inc.	13,501	3,826,318
		12,958,464
Ground Transportation - 1.6%
CSX Corp.	247,145	7,572,523
J.B. Hunt Transport Services, Inc.	9,740	1,707,325
Knight-Swift Transportation Holdings, Inc. Class A	17,951	1,011,000
Norfolk Southern Corp.	27,215	5,525,461
Old Dominion Freight Lines, Inc.	11,040	3,537,106
U-Haul Holding Co. (non-vtg.)	10,375	561,288
Union Pacific Corp.	72,273	14,143,826
		34,058,529
Industrial Conglomerates - 0.3%
3M Co.	64,981	6,902,282
Machinery - 2.7%
Caterpillar, Inc.	61,179	13,385,965
Cummins, Inc.	16,579	3,896,728
Deere & Co.	33,707	12,741,920
Dover Corp.	16,495	2,410,909
Fortive Corp.	39,503	2,492,244
IDEX Corp.	8,868	1,829,646
Illinois Tool Works, Inc.	36,113	8,737,179
Ingersoll Rand, Inc.	47,586	2,713,354
Otis Worldwide Corp.	48,978	4,177,823
Pentair PLC	19,344	1,123,500
Snap-On, Inc.	6,250	1,621,313
Xylem, Inc.	21,192	2,200,577
		57,331,158
Passenger Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,848	646,675
Professional Services - 0.6%
Automatic Data Processing, Inc.	48,768	10,728,960
Robert Half International, Inc.	12,759	931,407
		11,660,367
Trading Companies & Distributors - 0.5%
Fastenal Co.	67,337	3,625,424
United Rentals, Inc.	8,147	2,941,963
W.W. Grainger, Inc.	5,345	3,717,822
		10,285,209
TOTAL INDUSTRIALS		185,245,813
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	482,953	22,819,529
Motorola Solutions, Inc.	19,659	5,728,633
		28,548,162
Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	20,335	969,776
Keysight Technologies, Inc. (a)	20,980	3,034,547
Trimble, Inc. (a)	29,001	1,365,947
Zebra Technologies Corp. Class A (a)	6,064	1,746,614
		7,116,884
IT Services - 1.6%
Accenture PLC Class A	74,073	20,761,921
IBM Corp.	106,290	13,436,119
		34,198,040
Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials, Inc.	101,139	11,431,741
Intel Corp.	485,161	15,069,101
Lam Research Corp.	16,033	8,402,575
NVIDIA Corp.	289,195	80,248,721
NXP Semiconductors NV	30,466	4,988,503
Texas Instruments, Inc.	106,693	17,839,070
		137,979,711
Software - 16.5%
Adobe, Inc. (a)	54,654	20,635,164
ANSYS, Inc. (a)	10,239	3,214,227
Autodesk, Inc. (a)	25,380	4,943,770
Cadence Design Systems, Inc. (a)	32,253	6,755,391
Gen Digital, Inc.	68,933	1,218,046
HubSpot, Inc. (a)	5,421	2,281,970
Intuit, Inc.	31,376	13,929,375
Microsoft Corp.	832,522	255,800,704
Roper Technologies, Inc.	12,470	5,671,107
Salesforce, Inc. (a)	117,561	23,320,576
ServiceNow, Inc. (a)	23,795	10,931,899
Splunk, Inc. (a)	19,104	1,647,529
VMware, Inc. Class A (a)	24,938	3,117,998
		353,467,756
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	151,140	2,164,325
HP, Inc.	118,244	3,513,029
		5,677,354
TOTAL INFORMATION TECHNOLOGY		566,987,907
MATERIALS - 2.9%
Chemicals - 2.0%
Celanese Corp. Class A	12,750	1,354,560
Ecolab, Inc.	30,136	5,058,026
International Flavors & Fragrances, Inc.	29,967	2,905,600
Linde PLC	58,064	21,451,745
PPG Industries, Inc.	27,631	3,875,524
Sherwin-Williams Co.	28,941	6,874,645
The Mosaic Co.	39,980	1,713,143
		43,233,243
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,300	2,651,360
Containers & Packaging - 0.3%
Amcor PLC	175,082	1,920,650
Ball Corp.	36,913	1,963,033
International Paper Co.	39,732	1,315,527
WestRock Co.	29,924	895,625
		6,094,835
Metals & Mining - 0.5%
Newmont Corp.	93,311	4,422,941
Nucor Corp.	30,159	4,468,961
Steel Dynamics, Inc.	20,645	2,146,048
		11,037,950
TOTAL MATERIALS		63,017,388
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	54,738	11,187,900
Boston Properties, Inc.	17,512	934,440
Crown Castle International Corp.	50,912	6,266,758
Equinix, Inc.	10,879	7,877,266
Healthpeak Properties, Inc.	63,210	1,388,724
Prologis (REIT), Inc.	108,521	13,592,255
SBA Communications Corp. Class A	12,691	3,310,955
Ventas, Inc.	46,946	2,255,755
Welltower, Inc.	55,553	4,400,909
Weyerhaeuser Co.	86,484	2,586,736
		53,801,698
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	37,136	2,846,846
TOTAL REAL ESTATE		56,648,544
UTILITIES - 1.3%
Electric Utilities - 0.5%
Edison International	44,882	3,303,315
Eversource Energy	40,940	3,177,353
Exelon Corp.	116,831	4,958,308
		11,438,976
Gas Utilities - 0.1%
Atmos Energy Corp.	16,568	1,891,072
UGI Corp.	24,657	835,379
		2,726,451
Multi-Utilities - 0.5%
Consolidated Edison, Inc.	41,716	4,107,775
Sempra Energy	36,956	5,746,288
		9,854,063
Water Utilities - 0.2%
American Water Works Co., Inc.	22,668	3,360,531
Essential Utilities, Inc.	29,298	1,251,025
		4,611,556
TOTAL UTILITIES		28,631,046
TOTAL COMMON STOCKS (Cost $1,985,250,582)		2,137,520,422

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $397,009)	400,000	396,779

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	1,110,326	1,110,548
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	148,980	148,995
TOTAL MONEY MARKET FUNDS (Cost $1,259,543)		1,259,543

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,986,907,134)	2,139,176,744
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,317,591
NET ASSETS - 100.0%	2,140,494,335

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	15	Jun 2023	3,141,375	208,816	208,816

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $254,930.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	4,031,628	76,221,257	79,142,337	89,707	-	-	1,110,548	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	8,384,795	3,008,835	11,244,635	17,263	-	-	148,995	0.0%
Total	12,416,423	79,230,092	90,386,972	106,970	-	-	1,259,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	199,122,412	199,122,412	-	-
Consumer Discretionary	204,619,453	204,619,453	-	-
Consumer Staples	160,609,269	160,609,269	-	-
Energy	51,149,620	51,149,620	-	-
Financials	296,168,394	296,168,394	-	-
Health Care	325,320,576	325,320,576	-	-
Industrials	185,245,813	185,245,813	-	-
Information Technology	566,987,907	566,987,907	-	-
Materials	63,017,388	63,017,388	-	-
Real Estate	56,648,544	56,648,544	-	-
Utilities	28,631,046	28,631,046	-	-

U.S. Government and Government Agency Obligations	396,779	-	396,779	-

Money Market Funds	1,259,543	1,259,543	-	-
Total Investments in Securities:	2,139,176,744	2,138,779,965	396,779	-
Derivative Instruments:

Assets
Futures Contracts	208,816	208,816	-	-
Total Assets	208,816	208,816	-	-
Total Derivative Instruments:	208,816	208,816	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	208,816	0
Total Equity Risk	208,816	0
Total Value of Derivatives	208,816	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $145,383) - See accompanying schedule:
Unaffiliated issuers (cost $1,985,647,591)	$2,137,917,201
Fidelity Central Funds (cost $1,259,543)	1,259,543

Total Investment in Securities (cost $1,986,907,134)		$2,139,176,744
Receivable for fund shares sold		817,848
Dividends receivable		1,776,702
Distributions receivable from Fidelity Central Funds		9,571
Receivable for daily variation margin on futures contracts		23,390
Total assets		2,141,804,255
Liabilities
Payable for fund shares redeemed	$965,806
Accrued management fee	195,189
Collateral on securities loaned	148,925
Total Liabilities		1,309,920
Net Assets		$2,140,494,335
Net Assets consist of:
Paid in capital		$2,060,189,654
Total accumulated earnings (loss)		80,304,681
Net Assets		$2,140,494,335
Net Asset Value , offering price and redemption price per share ($2,140,494,335 ÷ 117,648,625 shares)		$18.19

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$17,578,216
Interest		6,947
Income from Fidelity Central Funds (including $17,263 from security lending)		106,970
Total Income		17,692,133
Expenses
Management fee	$1,163,750
Independent trustees' fees and expenses	3,799
Interest	25,094
Total expenses before reductions	1,192,643
Expense reductions	(269)
Total expenses after reductions		1,192,374
Net Investment income (loss)		16,499,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(60,068,761)
Futures contracts	56,603
Total net realized gain (loss)		(60,012,158)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	240,375,630
Futures contracts	(232,533)
Total change in net unrealized appreciation (depreciation)		240,143,097
Net gain (loss)		180,130,939
Net increase (decrease) in net assets resulting from operations		$196,630,698
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,499,759	$30,958,542
Net realized gain (loss)	(60,012,158)	(16,287,855)
Change in net unrealized appreciation (depreciation)	240,143,097	(499,203,720)
Net increase (decrease) in net assets resulting from operations	196,630,698	(484,533,033)
Distributions to shareholders	(31,003,717)	(20,452,876)
Share transactions
Proceeds from sales of shares	205,257,947	1,362,470,513
Reinvestment of distributions	28,625,159	19,223,799
Cost of shares redeemed	(438,416,362)	(565,764,704)
Net increase (decrease) in net assets resulting from share transactions	(204,533,256)	815,929,608
Total increase (decrease) in net assets	(38,906,275)	310,943,699

Net Assets
Beginning of period	2,179,400,610	1,868,456,911
End of period	$2,140,494,335	$2,179,400,610

Other Information
Shares
Sold	11,791,882	69,593,522
Issued in reinvestment of distributions	1,672,031	949,791
Redeemed	(25,169,712)	(30,563,531)
Net increase (decrease)	(11,705,799)	39,979,782

Financial Highlights
Fidelity® U.S. Sustainability Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.85	$20.91	$14.29	$13.18	$11.43	$10.90
Income from Investment Operations
Net investment income (loss) A,B	.14	.25	.23	.23	.23	.21
Net realized and unrealized gain (loss)	1.45	(4.10)	6.56	1.08	1.69	.41
Total from investment operations	1.59	(3.85)	6.79	1.31	1.92	.62
Distributions from net investment income	(.25)	(.17)	(.17)	(.18)	(.15)	(.08)
Distributions from net realized gain	-	(.04)	-	(.02)	(.02)	(.01)
Total distributions	(.25)	(.21)	(.17)	(.20)	(.17)	(.09)
Net asset value, end of period	$18.19	$16.85	$20.91	$14.29	$13.18	$11.43
Total Return C,D	9.52%	(18.58)%	47.84%	9.99%	17.06%	5.67%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11% G	.11%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11% G	.11%	.11%	.11%	.11%	.11%
Expenses net of all reductions	.11% G	.11%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.56% G	1.37%	1.28%	1.68%	1.84%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,140,494	$2,179,401	$1,868,457	$488,752	$206,094	$6,125
Portfolio turnover rate H	4% G	9%	12%	10%	12%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1.   Organization.
Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$344,036,439
Gross unrealized depreciation	(199,485,536)
Net unrealized appreciation (depreciation)	$144,550,903
Tax cost	$1,994,834,657

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,565,707)
Long-term	(36,271)
Total capital loss carryforward	$(10,601,978)
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	42,631,111	256,485,904
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity U.S. Sustainability Index Fund	Borrower	$ 41,868,400	4.32%	$25,094

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Sustainability Index Fund	$1,805	$-	$-
9.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $269.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® U.S. Sustainability Index Fund	.11%
Actual		$ 1,000	$ 1,095.20	$ .57
Hypothetical- B		$ 1,000	$ 1,024.25	$ .55

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883816.105
USY-SANN-0623
Fidelity® SAI International Value Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Sanofi SA (United States of America, Pharmaceuticals)	2.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.4
BNP Paribas SA (France, Banks)	2.1
Deutsche Telekom AG (Germany, Diversified Telecommunication Services)	2.1
Bayer AG (Germany, Pharmaceuticals)	1.9
Mercedes-Benz Group AG (Germany) (Germany, Automobiles)	1.8
Banco Santander SA (Spain) (Spain, Banks)	1.7
Mitsubishi Corp. (Japan, Trading Companies & Distributors)	1.6
BHP Group Ltd. (Australia, Metals & Mining)	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6
19.4

Market Sectors (% of Fund's net assets)

Financials	19.2
Industrials	15.4
Consumer Discretionary	12.1
Health Care	10.7
Materials	9.3
Consumer Staples	8.3
Energy	6.2
Communication Services	5.8
Information Technology	5.2
Utilities	3.4
Real Estate	2.3

Asset Allocation (% of Fund's net assets)

Futures - 2.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Australia - 7.0%
AGL Energy Ltd.	845,852	4,656,407
ANZ Group Holdings Ltd.	2,591,791	42,086,143
Aurizon Holdings Ltd.	2,600,379	5,912,352
BHP Group Ltd.	2,557,415	75,897,682
BlueScope Steel Ltd.	655,484	8,712,509
Glencore PLC	2,952,123	17,425,300
Incitec Pivot Ltd.	2,743,799	5,845,983
Qantas Airways Ltd. (a)	1,257,678	5,546,293
Rio Tinto Ltd.	524,420	39,333,950
Rio Tinto PLC	1,156,850	73,543,727
Santos Ltd.	4,032,571	19,102,679
Sonic Healthcare Ltd.	679,482	16,017,397
South32 Ltd.	6,459,022	18,258,056
Whitehaven Coal Ltd.	1,256,254	6,028,482
TOTAL AUSTRALIA		338,366,960
Austria - 0.3%
OMV AG	203,430	9,602,994
Voestalpine AG (b)	156,387	5,407,491
TOTAL AUSTRIA		15,010,485
Belgium - 1.6%
Anheuser-Busch InBev SA NV	1,157,135	75,236,280
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	5,078,500	16,031,419
Wharf Holdings Ltd.	1,727,000	3,948,976
TOTAL CHINA		19,980,395
Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	12,000	21,690,632
Finland - 1.0%
Fortum Corp.	621,111	9,259,962
Nokia Corp.	7,558,960	31,983,102
TietoEVRY Oyj	148,895	4,751,392
TOTAL FINLAND		45,994,456
France - 10.6%
BNP Paribas SA	1,604,252	103,656,159
Bouygues SA	290,973	10,644,689
Carrefour SA	828,277	17,228,662
Compagnie de Saint-Gobain	728,615	42,182,958
Compagnie Generale des Etablissements Michelin SCA Series B	1,008,840	32,129,126
Credit Agricole SA	1,934,214	23,642,913
Eiffage SA	110,756	13,168,336
Elis SA	279,612	5,545,880
Engie SA	2,614,665	41,822,038
Eurazeo SA	73,868	5,262,196
Faurecia SA (a)	239,449	4,947,166
Orange SA	2,668,099	34,727,757
Renault SA	292,438	10,836,845
Rexel SA	342,907	7,934,834
Rubis SCA	136,717	4,034,366
SCOR SE	230,582	5,950,514
Societe Generale Series A	1,061,841	25,790,281
Sopra Steria Group	21,191	4,576,671
TotalEnergies SE	646,499	41,311,249
Valeo SA	326,798	6,361,144
VINCI SA	423,130	52,312,907
Wendel SA	38,269	4,284,331
Worldline SA (a)(c)	240,121	10,419,528
TOTAL FRANCE		508,770,550
Germany - 14.2%
Bayer AG	1,387,879	91,594,837
Bayerische Motoren Werke AG (BMW)	529,667	59,204,448
Continental AG	152,577	10,662,462
Covestro AG (c)	272,935	11,973,779
Daimler Truck Holding AG	732,433	24,163,614
Deutsche Bank AG	2,919,750	31,989,341
Deutsche Lufthansa AG (a)	844,437	9,053,620
Deutsche Post AG	1,400,344	67,355,983
Deutsche Telekom AG	4,273,784	103,048,479
E.ON SE	2,652,775	35,091,729
Fresenius Medical Care AG & Co. KGaA (b)	281,865	13,677,206
Fresenius SE & Co. KGaA	580,854	16,781,928
HeidelbergCement AG	204,587	15,455,783
K+S AG	270,392	5,389,824
KION Group AG	101,940	4,203,302
LEG Immobilien AG	104,694	6,504,128
Mercedes-Benz Group AG (Germany)	1,103,299	86,041,908
RWE AG	955,302	44,790,141
Siemens Energy AG (a)(b)	564,596	13,798,806
Thyssenkrupp AG (b)	624,414	4,475,024
TUI AG (a)(b)	675,051	4,300,875
Vonovia SE	1,124,304	24,384,485
TOTAL GERMANY		683,941,702
Hong Kong - 1.6%
ASMPT Ltd.	437,100	3,436,550
CK Asset Holdings Ltd.	2,742,000	16,213,794
Henderson Land Development Co. Ltd.	1,846,930	6,576,411
Hongkong Land Holdings Ltd.	1,511,200	6,725,502
Jardine Matheson Holdings Ltd.	343,433	16,602,163
Sun Hung Kai Properties Ltd.	2,128,500	29,635,730
TOTAL HONG KONG		79,190,150
Israel - 1.0%
Bank Hapoalim BM (Reg.)	1,737,476	14,826,245
Bank Leumi le-Israel BM	2,180,947	17,114,186
Icl Group Ltd.	1,019,891	6,252,518
Israel Discount Bank Ltd. (Class A)	1,747,536	8,594,795
TOTAL ISRAEL		46,787,744
Italy - 2.9%
Banco BPM SpA	2,140,511	8,691,548
BPER Banca	1,500,139	4,206,893
Eni SpA	3,531,830	53,356,810
Leonardo SpA	571,730	6,807,034
Nexi SpA (a)(c)	1,204,427	9,961,649
UniCredit SpA	2,733,973	54,174,987
TOTAL ITALY		137,198,921
Japan - 24.7%
AGC, Inc.	321,300	11,979,628
Aisin Seiki Co. Ltd.	258,100	7,575,615
Alfresa Holdings Corp.	286,600	4,149,822
Brother Industries Ltd.	364,100	5,718,282
Canon, Inc.	1,469,700	35,004,372
Cosmo Energy Holdings Co. Ltd.	116,400	3,721,203
Dentsu Group, Inc.	316,800	11,415,839
Electric Power Development Co. Ltd.	245,700	3,928,679
ENEOS Holdings, Inc.	4,563,400	16,234,410
FUJIFILM Holdings Corp.	567,100	29,557,236
Haseko Corp.	318,700	3,890,793
Honda Motor Co. Ltd.	2,405,500	63,801,148
Idemitsu Kosan Co. Ltd.	319,800	6,809,515
Iida Group Holdings Co. Ltd.	248,500	4,418,155
INPEX Corp.	1,488,800	16,292,018
Isuzu Motors Ltd.	878,600	10,375,408
Itochu Corp.	2,082,300	69,080,011
Japan Post Holdings Co. Ltd.	3,410,500	28,074,980
Japan Tobacco, Inc.	1,554,000	33,437,246
JFE Holdings, Inc.	815,900	9,652,344
Kawasaki Kisen Kaisha Ltd.	333,300	7,942,650
KDDI Corp.	1,274,400	39,784,390
Kyocera Corp.	490,800	25,760,890
Marubeni Corp.	2,427,300	34,451,152
Mazda Motor Corp.	847,900	7,673,062
Mebuki Financial Group, Inc.	1,538,500	3,941,106
Medipal Holdings Corp.	297,100	4,539,070
Mitsubishi Chemical Holdings Corp.	2,021,500	11,859,421
Mitsubishi Corp.	2,082,500	77,210,506
Mitsubishi Motors Corp. of Japan (a)	968,500	3,722,561
Mitsui & Co. Ltd.	2,249,700	70,232,734
Mitsui OSK Lines Ltd.	511,400	12,677,924
Mizuho Financial Group, Inc.	3,587,200	51,999,436
NEC Corp.	385,500	14,824,525
NGK Insulators Ltd.	381,100	4,783,501
Nikon Corp.	491,200	5,077,570
Nippon Steel & Sumitomo Metal Corp.	1,342,500	28,672,338
Nippon Yusen KK	720,700	17,036,563
Nissan Motor Co. Ltd.	3,339,120	12,175,888
Niterra Co. Ltd.	242,300	5,078,571
Otsuka Holdings Co. Ltd.	788,100	26,811,765
Panasonic Holdings Corp.	3,293,500	31,020,760
Renesas Electronics Corp. (a)	1,354,900	17,657,665
Ricoh Co. Ltd.	861,100	7,129,675
SBI Holdings, Inc. Japan	384,700	7,513,484
Seiko Epson Corp.	451,700	6,908,182
Sojitz Corp.	293,500	6,181,557
Subaru Corp.	869,300	14,188,557
Sumco Corp.	494,700	6,812,838
Sumitomo Chemical Co. Ltd.	2,339,200	7,904,677
Sumitomo Corp.	1,768,100	31,689,418
Sumitomo Forestry Co. Ltd.	270,000	5,833,141
Sumitomo Heavy Industries Ltd.	173,600	4,194,523
Suzuki Motor Corp.	693,800	24,191,749
Takeda Pharmaceutical Co. Ltd.	2,235,300	74,120,681
Tokyo Electric Power Co., Inc. (a)	1,135,100	4,069,804
Tokyo Gas Co. Ltd.	571,300	11,701,956
Toppan, Inc.	494,000	10,501,827
Tosoh Corp.	459,200	6,135,048
Toyota Motor Corp.	3,952,900	54,273,460
Yamaha Motor Co. Ltd.	494,800	12,830,778
Yokohama Rubber Co. Ltd.	189,200	4,113,321
TOTAL JAPAN		1,190,345,428
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	806,058	22,835,501
SES SA (France) (depositary receipt)	541,715	3,351,682
TOTAL LUXEMBOURG		26,187,183
Netherlands - 3.4%
AEGON NV	1,996,607	9,109,974
ASR Nederland NV	210,680	9,248,788
Heineken Holding NV	154,623	14,814,461
Koninklijke Ahold Delhaize NV	1,403,844	48,294,084
NN Group NV	416,749	15,507,715
OCI NV	113,116	2,977,710
Shell PLC (London)	1,889,148	58,050,066
Signify NV (c)	181,313	6,035,619
TOTAL NETHERLANDS		164,038,417
Norway - 0.9%
Equinor ASA	1,480,385	42,621,816
Singapore - 1.9%
Oversea-Chinese Banking Corp. Ltd.	5,720,386	54,119,952
STMicroelectronics NV (Italy)	926,906	39,621,546
TOTAL SINGAPORE		93,741,498
South Africa - 1.2%
Anglo American PLC (United Kingdom)	1,889,608	58,226,721
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA	7,794,415	57,062,819
Banco de Sabadell SA	7,949,263	8,275,780
Banco Santander SA (Spain)	23,725,604	83,305,444
Repsol SA	1,875,224	27,574,898
Telefonica SA	8,158,729	37,058,489
TOTAL SPAIN		213,277,430
Sweden - 1.1%
Ericsson (B Shares)	4,340,403	23,896,940
Fastighets AB Balder (a)	921,049	4,274,257
Securitas AB (B Shares) (b)	710,222	6,357,685
Skanska AB (B Shares)	565,424	9,229,792
SSAB AB (B Shares)	1,215,978	8,195,806
TOTAL SWEDEN		51,954,480
Switzerland - 1.7%
Adecco SA (Reg.)	237,938	8,126,920
Novartis AG	700,026	71,608,384
TOTAL SWITZERLAND		79,735,304
United Kingdom - 11.8%
3i Group PLC	1,374,952	30,591,354
Barclays PLC	21,307,558	42,922,209
Barratt Developments PLC	1,418,762	8,915,146
Big Yellow Group PLC	247,299	3,804,107
British American Tobacco PLC (United Kingdom)	3,158,105	116,678,685
British Land Co. PLC	1,325,076	6,664,488
BT Group PLC	9,857,444	19,678,883
CK Hutchison Holdings Ltd.	3,787,500	25,321,069
Drax Group PLC	580,372	4,592,192
Imperial Brands PLC	1,355,642	33,557,697
International Consolidated Airlines Group SA CDI (a)	3,511,624	6,714,735
J Sainsbury PLC	2,484,522	8,630,377
Kingfisher PLC	2,760,840	8,948,151
Land Securities Group PLC	1,061,391	8,993,175
Legal & General Group PLC	8,438,516	24,826,551
Lloyds Banking Group PLC	95,032,498	57,734,315
Marks & Spencer Group PLC (a)	2,775,769	5,733,264
NatWest Group PLC	7,146,734	23,542,051
Persimmon PLC	451,103	7,449,377
Standard Chartered PLC (United Kingdom)	3,435,130	27,128,654
Taylor Wimpey PLC	5,154,398	8,304,526
Tesco PLC	10,461,230	36,985,186
Vistry Group PLC	503,046	4,946,989
Vodafone Group PLC	37,860,112	45,474,778
TOTAL UNITED KINGDOM		568,137,959
United States of America - 5.2%
GSK PLC	3,825,775	68,990,832
Nestle SA (Reg. S)	32,355	4,150,809
Sanofi SA	1,163,552	125,393,969
Stellantis NV (Italy)	3,055,724	50,506,534
TOTAL UNITED STATES OF AMERICA		249,042,144
TOTAL COMMON STOCKS (Cost $4,368,506,471)		4,709,476,655

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $2,878,315)	2,900,000	2,876,646

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	39,519,121	39,527,025
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	31,313,877	31,317,009
TOTAL MONEY MARKET FUNDS (Cost $70,844,034)		70,844,034

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $4,442,228,820)	4,783,197,335
NET OTHER ASSETS (LIABILITIES) - 0.6%	27,647,113
NET ASSETS - 100.0%	4,810,844,448

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	952	Jun 2023	102,320,960	4,005,116	4,005,116

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,390,575 or 0.8% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,876,646.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,842,526	148,236,220	110,551,721	269,957	-	-	39,527,025	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	16,040,672	184,646,646	169,370,309	350,115	-	-	31,317,009	0.1%
Total	17,883,198	332,882,866	279,922,030	620,072	-	-	70,844,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	294,540,297	23,030,565	271,509,732	-
Consumer Discretionary	573,795,234	176,435,512	397,359,722	-
Consumer Staples	394,746,751	77,472,186	317,274,565	-
Energy	300,706,140	37,177,892	263,528,248	-
Financials	921,587,740	289,594,158	631,993,582	-
Health Care	513,685,891	16,781,928	496,903,963	-
Industrials	726,671,217	184,097,773	542,573,444	-
Information Technology	257,639,866	9,328,063	248,311,803	-
Materials	444,431,192	70,989,657	373,441,535	-
Real Estate	117,725,053	30,240,155	87,484,898	-
Utilities	163,947,274	139,590,428	24,356,846	-

Government Obligations	2,876,646	-	2,876,646	-

Money Market Funds	70,844,034	70,844,034	-	-
Total Investments in Securities:	4,783,197,335	1,125,582,351	3,657,614,984	-
Derivative Instruments:

Assets
Futures Contracts	4,005,116	4,005,116	-	-
Total Assets	4,005,116	4,005,116	-	-
Total Derivative Instruments:	4,005,116	4,005,116	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,005,116	0
Total Equity Risk	4,005,116	0
Total Value of Derivatives	4,005,116	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,279,575) - See accompanying schedule:
Unaffiliated issuers (cost $4,371,384,786)	$4,712,353,301
Fidelity Central Funds (cost $70,844,034)	70,844,034

Total Investment in Securities (cost $4,442,228,820)		$4,783,197,335
Segregated cash with brokers for derivative instruments		216,015
Foreign currency held at value (cost $7,125,522)		7,180,173
Receivable for fund shares sold		47,491
Dividends receivable		38,311,859
Reclaims receivable		17,094,173
Interest receivable		2,503
Distributions receivable from Fidelity Central Funds		198,947
Prepaid expenses		1,679
Total assets		4,846,250,175
Liabilities
Payable for investments purchased	$3,128,122
Payable for fund shares redeemed	149,073
Accrued management fee	599,957
Payable for daily variation margin on futures contracts	94,339
Other payables and accrued expenses	117,227
Collateral on securities loaned	31,317,009
Total Liabilities		35,405,727
Net Assets		$4,810,844,448
Net Assets consist of:
Paid in capital		$4,845,965,222
Total accumulated earnings (loss)		(35,120,774)
Net Assets		$4,810,844,448
Net Asset Value , offering price and redemption price per share ($4,810,844,448 ÷ 525,084,113 shares)		$9.16

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$119,882,770
Interest		84,452
Income from Fidelity Central Funds (including $350,115 from security lending)		620,072
Income before foreign taxes withheld		$120,587,294
Less foreign taxes withheld		(9,090,696)
Total Income		111,496,598
Expenses
Management fee	$3,459,753
Custodian fees and expenses	201,476
Independent trustees' fees and expenses	8,010
Registration fees	30,905
Audit	29,806
Legal	4,505
Interest	82,284
Miscellaneous	9,507
Total Expenses		3,826,246
Net Investment income (loss)		107,670,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,525,774
Foreign currency transactions	1,903,533
Futures contracts	6,370,881
Total net realized gain (loss)		27,800,188
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	866,922,496
Assets and liabilities in foreign currencies	1,782,904
Futures contracts	2,248,592
Total change in net unrealized appreciation (depreciation)		870,953,992
Net gain (loss)		898,754,180
Net increase (decrease) in net assets resulting from operations		$1,006,424,532
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,670,352	$262,814,201
Net realized gain (loss)	27,800,188	(431,951,862)
Change in net unrealized appreciation (depreciation)	870,953,992	(834,887,039)
Net increase (decrease) in net assets resulting from operations	1,006,424,532	(1,004,024,700)
Distributions to shareholders	(199,830,507)	(449,845,102)
Share transactions
Proceeds from sales of shares	13,912,689	1,108,617,933
Reinvestment of distributions	196,381,215	447,410,521
Cost of shares redeemed	(354,761,557)	(1,938,490,026)
Net increase (decrease) in net assets resulting from share transactions	(144,467,653)	(382,461,572)
Total increase (decrease) in net assets	662,126,372	(1,836,331,374)

Net Assets
Beginning of period	4,148,718,076	5,985,049,450
End of period	$4,810,844,448	$4,148,718,076

Other Information
Shares
Sold	1,599,306	118,980,904
Issued in reinvestment of distributions	23,546,908	49,328,613
Redeemed	(42,031,976)	(222,929,982)
Net increase (decrease)	(16,885,762)	(54,620,465)

Financial Highlights
Fidelity® SAI International Value Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$7.65	$10.03	$7.16	$9.19	$8.93	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.42	.38	.24	.37	.28
Net realized and unrealized gain (loss)	1.70	(1.99)	2.63	(1.95)	.07	(1.34)
Total from investment operations	1.90	(1.57)	3.01	(1.71)	.44	(1.06)
Distributions from net investment income	(.39)	(.46)	(.14)	(.32)	(.18)	(.01)
Distributions from net realized gain	-	(.35)	-	-	- D	-
Total distributions	(.39)	(.81)	(.14)	(.32)	(.18)	(.01)
Net asset value, end of period	$9.16	$7.65	$10.03	$7.16	$9.19	$8.93
Total Return E,F	25.31%	(16.93)%	42.33%	(19.36)%	5.12%	(10.64)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.17% I	.16%	.17%	.18%	.26%	.37% I
Expenses net of fee waivers, if any	.17% I	.16%	.17%	.18%	.20%	.20% I
Expenses net of all reductions	.17% I	.16%	.17%	.18%	.20%	.20% I
Net investment income (loss)	4.67% I	4.82%	3.84%	3.04%	4.22%	3.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,810,844	$4,148,718	$5,985,049	$2,258,397	$1,036,532	$475,509
Portfolio turnover rate J	60% I	79%	60%	57%	59%	54% I

A For the period December 19, 2017 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$589,282,631
Gross unrealized depreciation	(268,111,843)
Net unrealized appreciation (depreciation)	$321,170,788
Tax cost	$4,466,031,663

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(321,591,098)
Long-term	(112,275,090)
Total capital loss carryforward	$(433,866,188)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	1,372,894,471	1,674,999,550
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Value Index Fund	Borrower	$ 21,160,853	4.12%	$82,284

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI International Value Index Fund	$4,462
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Value Index Fund	$37,190	$ -	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Value Index Fund	83%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund	95%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI International Value Index Fund	.17%
Actual		$ 1,000	$ 1,253.10	$ .95
Hypothetical- B		$ 1,000	$ 1,023.95	$ .85

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9885502.105
IIV-SANN-0623
Fidelity® SAI International Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (United States of America, Food Products)	2.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.4
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	1.4
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.0
BHP Group Ltd. (Australia, Metals & Mining)	0.9
14.7

Market Sectors (% of Fund's net assets)

Financials	18.1
Industrials	15.5
Health Care	13.3
Consumer Discretionary	11.7
Consumer Staples	10.5
Materials	7.6
Information Technology	7.4
Energy	4.4
Communication Services	4.4
Utilities	3.6
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Futures - 2.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
Australia - 7.6%
Ampol Ltd.	54,683	1,091,075
ANZ Group Holdings Ltd.	686,394	11,145,836
APA Group unit	270,749	1,848,522
Aristocrat Leisure Ltd.	136,262	3,446,812
ASX Ltd.	44,424	2,021,715
Aurizon Holdings Ltd.	422,384	960,353
BHP Group Ltd.	1,162,448	34,498,550
BlueScope Steel Ltd.	106,471	1,415,183
Brambles Ltd.	318,652	3,018,536
Cochlear Ltd.	15,095	2,475,092
Coles Group Ltd.	307,119	3,710,052
Commonwealth Bank of Australia	388,841	25,731,981
Computershare Ltd.	124,683	1,856,008
DEXUS Property Group unit	246,809	1,279,208
EBOS Group Ltd.	37,184	1,020,441
Endeavour Group Ltd.	328,779	1,481,874
Flutter Entertainment PLC (Ireland) (a)	38,350	7,652,899
Fortescue Metals Group Ltd.	388,590	5,437,008
Glencore PLC	2,363,559	13,951,222
Goodman Group unit	388,358	5,006,569
IDP Education Ltd.	47,902	899,924
IGO Ltd.	156,392	1,440,196
Insurance Australia Group Ltd.	565,664	1,874,095
Lendlease Group unit	158,150	785,434
Macquarie Group Ltd.	84,250	10,277,811
Medibank Private Ltd.	631,958	1,495,567
Mineral Resources Ltd.	39,194	1,933,465
Mirvac Group unit	905,452	1,453,637
National Australia Bank Ltd.	723,432	13,926,905
Newcrest Mining Ltd.	205,078	3,915,938
Northern Star Resources Ltd.	266,023	2,372,876
Orica Ltd.	103,905	1,121,532
Origin Energy Ltd.	395,317	2,191,842
Pilbara Minerals Ltd.	584,750	1,664,322
Qantas Airways Ltd. (a)	212,066	935,200
QBE Insurance Group Ltd.	340,694	3,483,868
Ramsay Health Care Ltd.	42,017	1,806,784
REA Group Ltd.	12,127	1,140,526
Reece Ltd.	51,882	632,007
Rio Tinto Ltd.	85,183	6,389,123
Rio Tinto PLC	258,055	16,405,175
Santos Ltd.	724,158	3,430,406
Scentre Group unit	1,191,030	2,285,700
SEEK Ltd.	77,327	1,261,691
Sonic Healthcare Ltd.	104,795	2,470,328
South32 Ltd.	1,052,590	2,975,411
Stockland Corp. Ltd. unit	547,782	1,623,833
Suncorp Group Ltd.	290,066	2,415,098
Telstra Group Ltd.	927,983	2,692,280
The GPT Group unit	439,565	1,292,552
The Lottery Corp. Ltd.	510,745	1,712,520
Transurban Group unit	705,604	7,037,200
Treasury Wine Estates Ltd.	165,642	1,534,359
Vicinity Centres unit	887,915	1,241,279
Washington H. Soul Pattinson & Co. Ltd.	49,699	1,040,372
Wesfarmers Ltd.	260,336	9,005,912
Westpac Banking Corp.	803,400	12,026,240
WiseTech Global Ltd.	33,770	1,546,859
Woodside Energy Group Ltd.	435,704	9,886,268
Woolworths Group Ltd.	279,143	7,201,007
TOTAL AUSTRALIA		277,874,478
Austria - 0.2%
Erste Group Bank AG	78,901	2,861,229
Mondi PLC	111,419	1,771,327
OMV AG	33,795	1,595,306
Verbund AG	15,625	1,392,870
Voestalpine AG (b)	26,631	920,837
TOTAL AUSTRIA		8,541,569
Belgium - 0.9%
Ageas	37,007	1,647,024
Anheuser-Busch InBev SA NV	199,316	12,959,416
D'ieteren Group	5,711	1,072,948
Elia Group SA/NV	7,586	1,039,861
Groupe Bruxelles Lambert SA	22,821	2,044,407
KBC Group NV	57,397	4,097,060
Sofina SA	3,537	809,884
Solvay SA Class A	17,007	2,039,850
UCB SA	29,011	2,698,673
Umicore SA	48,060	1,576,010
Warehouses de Pauw	37,446	1,119,019
Warehouses de Pauw rights 5/12/23 (a)(c)	37,446	41,262
TOTAL BELGIUM		31,145,414
Brazil - 0.0%
Yara International ASA	37,994	1,528,737
Chile - 0.0%
Antofagasta PLC	90,489	1,660,911
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	849,000	2,680,058
Budweiser Brewing Co. APAC Ltd. (d)	395,100	1,141,527
ESR Group Ltd. (d)	457,600	715,295
Prosus NV	183,926	13,763,832
SITC International Holdings Co. Ltd.	308,000	569,702
Wilmar International Ltd.	440,800	1,301,999
TOTAL CHINA		20,172,413
Denmark - 3.0%
A.P. Moller - Maersk A/S:
Series A	711	1,266,546
Series B	1,153	2,084,108
Carlsberg A/S Series B	22,337	3,690,088
Chr. Hansen Holding A/S	24,205	1,881,438
Coloplast A/S Series B	27,261	3,921,199
Danske Bank A/S (a)	158,276	3,335,390
Demant A/S (a)	21,146	904,672
DSV A/S	42,957	8,068,130
Genmab A/S (a)	15,119	6,213,376
Novo Nordisk A/S Series B	379,871	63,193,250
Novozymes A/S Series B	46,933	2,438,060
ORSTED A/S (d)	43,409	3,892,660
Pandora A/S	20,819	1,921,091
Rockwool International A/S Series B	2,087	503,663
Tryg A/S	82,622	1,948,142
Vestas Wind Systems A/S	231,733	6,412,190
TOTAL DENMARK		111,674,003
Finland - 1.2%
Elisa Corp. (A Shares)	32,638	2,025,482
Fortum Corp.	102,947	1,534,807
Kesko Oyj	62,675	1,305,609
Kone OYJ (B Shares)	77,994	4,443,180
Metso Outotec Oyj	152,179	1,676,860
Neste OYJ	97,080	4,700,370
Nokia Corp.	1,241,759	5,254,070
Nordea Bank ABP	759,155	8,425,802
Orion Oyj (B Shares)	24,532	1,152,096
Sampo Oyj (A Shares)	110,089	5,575,273
Stora Enso Oyj (R Shares)	126,470	1,602,609
UPM-Kymmene Corp.	122,476	3,900,237
Wartsila Corp.	108,626	1,256,797
TOTAL FINLAND		42,853,192
France - 10.7%
Accor SA	39,232	1,388,539
Adevinta ASA Class B (a)	66,872	514,542
Aeroports de Paris SA	6,813	1,081,794
Air Liquide SA	120,104	21,605,536
Airbus Group NV	135,651	18,995,837
Alstom SA	73,380	1,844,375
Amundi SA (d)	14,034	917,792
Arkema SA	13,776	1,360,411
AXA SA	431,628	14,088,412
bioMerieux SA	9,610	1,004,921
BNP Paribas SA	254,917	16,471,051
Bollore SA	203,107	1,369,678
Bouygues SA	51,560	1,886,224
Bureau Veritas SA	67,467	1,943,297
Capgemini SA	37,581	6,828,592
Carrefour SA	136,242	2,833,916
Compagnie de Saint-Gobain	112,433	6,509,277
Compagnie Generale des Etablissements Michelin SCA Series B	155,674	4,957,842
Covivio	10,875	617,133
Covivio rights (a)(b)(c)	10,875	44,937
Credit Agricole SA	279,269	3,413,652
Danone SA	147,330	9,750,839
Dassault Aviation SA	5,747	1,122,773
Dassault Systemes SA	152,948	6,180,120
Edenred SA	57,273	3,718,389
Eiffage SA	19,115	2,272,678
Engie SA	419,117	6,703,852
EssilorLuxottica SA	66,734	13,192,034
Eurazeo SA	9,999	712,307
Gecina SA	10,550	1,172,967
Getlink SE	100,966	1,886,875
Hermes International SCA	7,267	15,749,165
Ipsen SA	8,655	1,049,064
Kering SA	17,182	10,975,371
Klepierre SA	49,369	1,249,017
L'Oreal SA	55,423	26,428,304
La Francaise des Jeux SAEM (d)	24,106	1,029,027
Legrand SA	61,226	5,781,744
LVMH Moet Hennessy Louis Vuitton SE	63,515	61,093,893
Orange SA	457,800	5,958,687
Pernod Ricard SA	47,353	10,926,130
Publicis Groupe SA	52,426	4,286,197
Remy Cointreau SA	5,347	924,138
Renault SA	44,108	1,634,506
Safran SA	78,431	12,197,571
Sartorius Stedim Biotech	6,346	1,695,719
SEB SA	5,714	653,551
Societe Generale Series A	185,271	4,499,912
Sodexo SA	20,302	2,174,439
Teleperformance	13,566	2,702,666
Thales SA	24,486	3,734,187
TotalEnergies SE	570,959	36,484,248
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	27,065	1,447,605
Valeo SA	47,495	924,493
Veolia Environnement SA	152,721	4,835,902
VINCI SA	123,498	15,268,450
Vivendi SA	165,347	1,813,578
Wendel SA	6,114	684,481
Worldline SA (a)(d)	54,891	2,381,875
TOTAL FRANCE		394,974,512
Germany - 7.9%
adidas AG	37,174	6,546,563
Allianz SE	92,548	23,239,437
Aroundtown SA (b)	229,255	310,844
BASF AG	210,762	10,880,381
Bayer AG	225,436	14,877,935
Bayerische Motoren Werke AG (BMW)	75,977	8,492,461
Bechtle AG	18,794	870,818
Beiersdorf AG	23,130	3,226,647
Brenntag SE	35,453	2,882,264
Carl Zeiss Meditec AG	9,236	1,239,577
Commerzbank AG	244,271	2,709,118
Continental AG	25,242	1,763,974
Covestro AG (d)	44,333	1,944,908
Daimler Truck Holding AG	103,863	3,426,532
Deutsche Bank AG	474,260	5,196,083
Deutsche Borse AG	43,599	8,314,706
Deutsche Lufthansa AG (a)	137,163	1,470,591
Deutsche Post AG	227,460	10,940,734
Deutsche Telekom AG	743,754	17,933,222
E.ON SE	515,185	6,815,027
Evonik Industries AG	48,120	1,047,743
Fresenius Medical Care AG & Co. KGaA	47,130	2,286,934
Fresenius SE & Co. KGaA	96,934	2,800,599
GEA Group AG	34,757	1,629,228
Hannover Reuck SE	13,837	2,951,817
HeidelbergCement AG	33,231	2,510,478
HelloFresh AG (a)	37,480	1,000,680
Henkel AG & Co. KGaA	23,846	1,760,486
Infineon Technologies AG	299,668	10,912,942
Knorr-Bremse AG	16,646	1,163,631
LEG Immobilien AG	17,006	1,056,500
Mercedes-Benz Group AG (Germany)	184,121	14,358,866
Merck KGaA	29,657	5,311,979
MTU Aero Engines AG	12,262	3,211,683
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,148	12,061,832
Nemetschek SE	13,252	1,030,636
Puma AG	24,227	1,413,806
Rational AG	1,174	847,328
Rheinmetall AG	9,995	2,924,082
RWE AG	147,413	6,911,583
SAP SE	239,618	32,424,197
Scout24 AG (d)	18,403	1,145,722
Siemens AG	175,544	28,935,311
Siemens Energy AG (a)	119,221	2,913,778
Siemens Healthineers AG (d)	64,710	4,022,969
Symrise AG	30,470	3,681,463
Telefonica Deutschland Holding AG	238,899	806,839
United Internet AG	19,826	339,928
Volkswagen AG	6,771	1,136,802
Vonovia SE	164,361	3,564,746
Zalando SE (a)(d)	51,393	2,104,935
TOTAL GERMANY		291,351,345
Hong Kong - 2.5%
AIA Group Ltd.	2,713,200	29,538,814
CK Asset Holdings Ltd.	454,925	2,690,029
CK Infrastructure Holdings Ltd.	144,500	822,695
CLP Holdings Ltd.	377,000	2,807,039
Futu Holdings Ltd. ADR (a)(b)	13,681	605,658
Hang Lung Properties Ltd.	465,000	849,986
Hang Seng Bank Ltd.	175,500	2,601,411
Henderson Land Development Co. Ltd.	333,021	1,185,796
HKT Trust/HKT Ltd. unit	870,000	1,143,417
Hong Kong & China Gas Co. Ltd.	2,569,074	2,281,161
Hong Kong Exchanges and Clearing Ltd.	276,360	11,473,610
Hongkong Land Holdings Ltd.	255,520	1,137,176
Jardine Matheson Holdings Ltd.	36,561	1,767,424
Link (REIT)	580,296	3,795,653
MTR Corp. Ltd.	355,935	1,778,438
New World Development Co. Ltd.	346,845	924,993
Power Assets Holdings Ltd.	318,000	1,817,147
Prudential PLC	630,882	9,653,151
Sino Land Ltd.	807,440	1,088,083
Sun Hung Kai Properties Ltd.	332,500	4,629,495
Swire Pacific Ltd. (A Shares)	110,500	877,163
Swire Properties Ltd.	268,400	721,388
Techtronic Industries Co. Ltd.	316,000	3,418,643
WH Group Ltd. (d)	1,913,500	1,065,320
Wharf Real Estate Investment Co. Ltd.	383,000	2,208,653
Xinyi Glass Holdings Ltd.	424,000	775,725
TOTAL HONG KONG		91,658,068
Ireland - 0.6%
AerCap Holdings NV (a)	38,083	2,146,358
AIB Group PLC	245,387	1,053,988
Bank of Ireland Group PLC	245,607	2,535,844
CRH PLC	171,424	8,271,889
Kerry Group PLC Class A	36,549	3,843,688
Kingspan Group PLC (Ireland)	35,441	2,448,588
Smurfit Kappa Group PLC	56,724	2,096,390
TOTAL IRELAND		22,396,745
Israel - 0.6%
Azrieli Group	9,739	563,514
Bank Hapoalim BM (Reg.)	291,424	2,486,782
Bank Leumi le-Israel BM	354,255	2,779,887
Bezeq The Israel Telecommunication Corp. Ltd.	475,955	644,818
Check Point Software Technologies Ltd. (a)	23,022	2,932,082
Elbit Systems Ltd. (Israel)	6,105	1,123,824
First International Bank of Israel	12,662	456,332
Icl Group Ltd.	162,694	997,408
Israel Discount Bank Ltd. (Class A)	283,856	1,396,071
Mizrahi Tefahot Bank Ltd.	35,405	1,151,112
NICE Ltd. (a)	14,579	2,993,448
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	254,858	2,224,910
Tower Semiconductor Ltd. (a)	25,078	1,102,800
Wix.com Ltd. (a)	13,138	1,146,028
TOTAL ISRAEL		21,999,016
Italy - 2.1%
Amplifon SpA	28,572	1,047,770
Assicurazioni Generali SpA	254,890	5,302,699
Coca-Cola HBC AG	46,264	1,409,369
Davide Campari Milano NV	119,948	1,543,754
DiaSorin SpA	5,777	626,892
Enel SpA	1,866,349	12,751,111
Eni SpA	573,682	8,666,850
Ferrari NV (Italy)	28,925	8,041,421
FinecoBank SpA	140,004	2,118,133
Infrastrutture Wireless Italiane SpA (d)	77,118	1,070,277
Intesa Sanpaolo SpA	3,703,738	9,738,576
Mediobanca SpA	136,245	1,460,749
Moncler SpA	47,101	3,485,644
Nexi SpA (a)(d)	135,441	1,120,214
Poste Italiane SpA (d)	119,885	1,245,187
Prysmian SpA	58,454	2,387,696
Recordati SpA	23,994	1,103,299
Snam SpA	462,727	2,569,790
Telecom Italia SpA (a)	2,286,463	672,442
Terna - Rete Elettrica Nazionale	322,861	2,796,278
UniCredit SpA	440,834	8,735,337
TOTAL ITALY		77,893,488
Japan - 20.7%
Advantest Corp.	41,800	3,257,554
AEON Co. Ltd.	150,100	3,059,338
AGC, Inc.	44,330	1,652,838
Aisin Seiki Co. Ltd.	33,790	991,786
Ajinomoto Co., Inc.	104,700	3,765,469
Ana Holdings, Inc. (a)	36,700	800,539
Asahi Group Holdings	104,700	4,044,990
ASAHI INTECC Co. Ltd.	49,900	903,003
Asahi Kasei Corp.	287,900	2,033,484
Astellas Pharma, Inc.	421,300	6,346,701
Azbil Corp.	26,400	738,323
Bandai Namco Holdings, Inc.	137,500	3,123,370
BayCurrent Consulting, Inc.	30,300	1,053,228
Bridgestone Corp.	131,000	5,260,745
Brother Industries Ltd.	53,200	835,519
Canon, Inc.	229,500	5,466,084
Capcom Co. Ltd.	39,800	1,495,589
Central Japan Railway Co.	33,100	4,097,739
Chiba Bank Ltd.	121,600	794,052
Chubu Electric Power Co., Inc.	147,860	1,648,989
Chugai Pharmaceutical Co. Ltd.	154,100	3,976,652
Concordia Financial Group Ltd.	249,800	947,831
CyberAgent, Inc.	98,700	861,315
Dai Nippon Printing Co. Ltd.	50,920	1,463,753
Dai-ichi Mutual Life Insurance Co.	224,800	4,181,455
Daifuku Co. Ltd.	69,700	1,284,208
Daiichi Sankyo Kabushiki Kaisha	402,100	13,797,907
Daikin Industries Ltd.	57,200	10,389,297
Daito Trust Construction Co. Ltd.	14,200	1,345,843
Daiwa House Industry Co. Ltd.	137,600	3,507,214
Daiwa House REIT Investment Corp.	506	1,076,600
Daiwa Securities Group, Inc.	306,100	1,421,742
DENSO Corp.	99,400	6,000,143
Dentsu Group, Inc.	46,500	1,675,620
Disco Corp.	19,900	2,265,720
East Japan Railway Co.	69,400	3,971,183
Eisai Co. Ltd.	57,800	3,335,251
ENEOS Holdings, Inc.	704,200	2,505,209
FANUC Corp.	220,100	7,433,044
Fast Retailing Co. Ltd.	40,200	9,519,426
Fuji Electric Co. Ltd.	29,100	1,174,637
FUJIFILM Holdings Corp.	82,700	4,310,322
Fujitsu Ltd.	45,100	6,010,807
GLP J-REIT	1,027	1,173,425
GMO Payment Gateway, Inc.	9,700	758,655
Hakuhodo DY Holdings, Inc.	53,600	631,587
Hamamatsu Photonics K.K.	32,200	1,707,046
Hankyu Hanshin Holdings, Inc.	52,500	1,639,119
Hikari Tsushin, Inc.	4,700	641,292
Hirose Electric Co. Ltd.	6,830	921,769
Hitachi Construction Machinery Co. Ltd.	24,700	608,654
Hitachi Ltd.	222,300	12,296,444
Honda Motor Co. Ltd.	374,100	9,922,265
Hoshizaki Corp.	24,900	877,007
Hoya Corp.	81,900	8,587,628
Hulic Co. Ltd.	88,100	758,546
Ibiden Co. Ltd.	25,900	1,019,067
Idemitsu Kosan Co. Ltd.	47,823	1,018,297
Iida Group Holdings Co. Ltd.	33,100	588,495
INPEX Corp.	238,600	2,611,012
Isuzu Motors Ltd.	133,800	1,580,047
Itochu Corp.	272,800	9,050,102
ITOCHU Techno-Solutions Corp.	22,000	569,703
Japan Airlines Co. Ltd.	33,100	631,435
Japan Exchange Group, Inc.	115,200	1,870,592
Japan Post Bank Co. Ltd.	338,700	2,704,712
Japan Post Holdings Co. Ltd.	545,600	4,491,338
Japan Post Insurance Co. Ltd.	45,900	745,374
Japan Real Estate Investment Corp.	286	1,133,247
Japan Retail Fund Investment Corp.	1,604	1,174,474
Japan Tobacco, Inc.	275,400	5,925,751
JFE Holdings, Inc.	112,800	1,334,458
JSR Corp.	40,600	942,060
Kajima Corp.	97,000	1,283,363
Kansai Electric Power Co., Inc.	161,600	1,744,426
Kao Corp.	106,900	4,319,669
KDDI Corp.	369,900	11,547,588
Keio Corp.	23,600	876,503
Keisei Electric Railway Co.	29,700	1,048,081
Keyence Corp.	44,600	20,112,651
Kikkoman Corp.	33,400	1,978,407
Kintetsu Group Holdings Co. Ltd.	39,400	1,330,037
Kirin Holdings Co. Ltd.	188,800	3,067,116
Kobayashi Pharmaceutical Co. Ltd.	11,660	727,608
Kobe Bussan Co. Ltd.	34,500	964,910
Koei Tecmo Holdings Co. Ltd.	26,960	495,789
Koito Manufacturing Co. Ltd.	48,000	928,486
Komatsu Ltd.	212,200	5,277,387
Konami Group Corp.	21,400	1,052,966
Kose Corp.	7,600	886,884
Kubota Corp.	232,300	3,520,042
Kurita Water Industries Ltd.	24,000	1,005,813
Kyocera Corp.	73,700	3,868,333
Kyowa Hakko Kirin Co., Ltd.	62,000	1,379,587
Lasertec Corp.	17,300	2,353,596
LIXIL Group Corp.	65,900	1,037,335
M3, Inc.	101,300	2,486,508
Makita Corp.	51,420	1,450,595
Marubeni Corp.	354,800	5,035,747
MatsukiyoCocokara & Co.	26,200	1,403,006
Mazda Motor Corp.	130,500	1,180,958
McDonald's Holdings Co. (Japan) Ltd.	19,800	824,873
Meiji Holdings Co. Ltd.	51,100	1,233,028
Minebea Mitsumi, Inc.	83,310	1,542,788
Misumi Group, Inc.	65,250	1,646,075
Mitsubishi Chemical Holdings Corp.	293,800	1,723,620
Mitsubishi Corp.	287,500	10,659,313
Mitsubishi Electric Corp.	443,400	5,497,664
Mitsubishi Estate Co. Ltd.	258,300	3,183,368
Mitsubishi Heavy Industries Ltd.	73,500	2,787,138
Mitsubishi UFJ Financial Group, Inc.	2,743,000	17,169,904
Mitsubishi UFJ Lease & Finance Co. Ltd.	151,500	786,397
Mitsui & Co. Ltd.	328,900	10,267,834
Mitsui Chemicals, Inc.	42,300	1,070,233
Mitsui Fudosan Co. Ltd.	207,900	4,129,314
Mitsui OSK Lines Ltd.	78,900	1,955,980
Mizuho Financial Group, Inc.	553,520	8,023,731
MonotaRO Co. Ltd.	57,500	869,912
MS&AD Insurance Group Holdings, Inc.	98,400	3,229,717
Murata Manufacturing Co. Ltd.	131,800	7,477,828
NEC Corp.	56,300	2,165,034
Nexon Co. Ltd.	109,310	2,469,352
NGK Insulators Ltd.	54,600	685,330
Nidec Corp.	102,600	5,076,861
Nihon M&A Center Holdings, Inc.	69,600	532,012
Nintendo Co. Ltd.	253,300	10,708,863
Nippon Building Fund, Inc.	351	1,471,819
Nippon Express Holdings, Inc.	17,700	1,038,671
Nippon Paint Holdings Co. Ltd.	190,400	1,717,835
Nippon Prologis REIT, Inc.	490	1,116,255
Nippon Sanso Holdings Corp.	39,800	718,099
Nippon Shinyaku Co. Ltd.	11,300	516,734
Nippon Steel & Sumitomo Metal Corp.	185,400	3,959,666
Nippon Telegraph & Telephone Corp.	274,300	8,369,984
Nippon Yusen KK	111,200	2,628,647
Nissan Chemical Corp.	29,200	1,297,708
Nissan Motor Co. Ltd.	532,700	1,942,457
Nisshin Seifun Group, Inc.	45,400	550,314
Nissin Food Holdings Co. Ltd.	14,200	1,369,052
Nitori Holdings Co. Ltd.	18,400	2,342,981
Nitto Denko Corp.	32,600	2,107,532
Nomura Holdings, Inc.	667,800	2,393,998
Nomura Real Estate Holdings, Inc.	27,300	680,289
Nomura Real Estate Master Fund, Inc.	974	1,139,684
Nomura Research Institute Ltd.	91,220	2,295,054
NTT Data Corp.	144,800	1,966,840
Obayashi Corp.	149,000	1,242,179
OBIC Co. Ltd.	16,000	2,465,203
Odakyu Electric Railway Co. Ltd.	67,600	944,259
Oji Holdings Corp.	186,200	731,710
Olympus Corp.	280,300	4,907,049
OMRON Corp.	42,600	2,498,880
Ono Pharmaceutical Co. Ltd.	83,100	1,673,227
Open House Group Co. Ltd.	18,000	719,510
Oracle Corp. Japan	8,800	631,565
Oriental Land Co. Ltd.	229,500	8,121,819
ORIX Corp.	274,300	4,666,535
Osaka Gas Co. Ltd.	86,030	1,423,040
Otsuka Corp.	26,200	953,655
Otsuka Holdings Co. Ltd.	89,600	3,048,261
Pan Pacific International Holdings Ltd.	87,400	1,633,238
Panasonic Holdings Corp.	506,800	4,773,439
Persol Holdings Co. Ltd.	40,700	839,210
Rakuten Group, Inc.	200,600	1,000,584
Recruit Holdings Co. Ltd.	330,800	9,280,133
Renesas Electronics Corp. (a)	269,600	3,513,548
Resona Holdings, Inc.	495,820	2,471,148
Ricoh Co. Ltd.	125,900	1,042,418
ROHM Co. Ltd.	20,100	1,513,293
SBI Holdings, Inc. Japan	56,200	1,097,629
SCSK Corp.	35,900	542,012
Secom Co. Ltd.	48,200	3,086,438
Seiko Epson Corp.	64,200	981,858
Sekisui Chemical Co. Ltd.	83,800	1,192,680
Sekisui House Ltd.	141,400	2,906,995
Seven & i Holdings Co. Ltd.	172,900	7,835,387
SG Holdings Co. Ltd.	66,100	951,167
Sharp Corp.	52,200	372,030
Shimadzu Corp.	54,400	1,701,457
SHIMANO, Inc.	16,700	2,582,697
SHIMIZU Corp.	126,700	773,758
Shin-Etsu Chemical Co. Ltd.	424,300	12,107,749
Shionogi & Co. Ltd.	60,800	2,721,684
Shiseido Co. Ltd.	91,800	4,601,548
Shizuoka Financial Group	102,400	771,855
SMC Corp.	13,100	6,533,557
SoftBank Corp.	659,100	7,420,683
SoftBank Group Corp.	276,800	10,380,670
Sompo Holdings, Inc.	71,800	2,996,185
Sony Group Corp.	289,400	26,183,102
Square Enix Holdings Co. Ltd.	19,700	969,420
Subaru Corp.	141,200	2,304,641
Sumco Corp.	80,400	1,107,241
Sumitomo Chemical Co. Ltd.	342,000	1,155,694
Sumitomo Corp.	258,500	4,633,061
Sumitomo Electric Industries Ltd.	164,000	2,093,011
Sumitomo Metal Mining Co. Ltd.	56,730	2,093,831
Sumitomo Mitsui Financial Group, Inc.	299,700	12,249,829
Sumitomo Mitsui Trust Holdings, Inc.	76,000	2,739,627
Sumitomo Realty & Development Co. Ltd.	71,000	1,657,796
Suntory Beverage & Food Ltd.	31,900	1,200,888
Suzuki Motor Corp.	84,500	2,946,386
Sysmex Corp.	38,500	2,476,445
T&D Holdings, Inc.	121,600	1,489,156
Taisei Corp.	41,500	1,411,453
Takeda Pharmaceutical Co. Ltd.	344,903	11,436,695
TDK Corp.	89,200	3,066,600
Terumo Corp.	148,100	4,434,972
TIS, Inc.	51,900	1,425,160
Tobu Railway Co. Ltd.	43,300	1,105,267
Toho Co. Ltd.	25,670	1,019,780
Tokio Marine Holdings, Inc.	421,300	8,471,093
Tokyo Electric Power Co., Inc. (a)	350,300	1,255,971
Tokyo Electron Ltd.	102,800	11,771,166
Tokyo Gas Co. Ltd.	89,800	1,839,376
Tokyu Corp.	121,900	1,720,744
Toppan, Inc.	60,200	1,279,777
Toray Industries, Inc.	318,200	1,803,335
Toshiba Corp.	89,500	2,883,670
Tosoh Corp.	59,690	797,476
Toto Ltd.	32,500	1,111,557
Toyota Industries Corp.	33,670	1,956,830
Toyota Motor Corp.	2,433,450	33,411,356
Toyota Tsusho Corp.	48,740	2,025,991
Trend Micro, Inc.	30,700	1,500,109
Unicharm Corp.	92,600	3,738,257
USS Co. Ltd.	47,200	793,148
Welcia Holdings Co. Ltd.	21,600	452,240
West Japan Railway Co.	50,400	2,184,425
Yakult Honsha Co. Ltd.	29,400	2,211,291
Yamaha Corp.	32,200	1,268,990
Yamaha Motor Co. Ltd.	68,300	1,771,104
Yamato Holdings Co. Ltd.	65,400	1,123,414
Yaskawa Electric Corp.	55,100	2,243,983
Yokogawa Electric Corp.	52,400	851,018
Z Holdings Corp.	613,200	1,679,703
ZOZO, Inc.	28,600	601,869
TOTAL JAPAN		761,041,189
Jordan - 0.0%
Hikma Pharmaceuticals PLC	37,902	876,930
Korea (South) - 0.0%
Delivery Hero AG (a)(d)	39,431	1,569,813
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	120,858	3,423,889
Eurofins Scientific SA	30,930	2,156,013
TOTAL LUXEMBOURG		5,579,902
Macau - 0.2%
Galaxy Entertainment Group Ltd.	501,000	3,565,765
Sands China Ltd. (a)	557,200	1,995,567
TOTAL MACAU		5,561,332
Netherlands - 5.2%
ABN AMRO Bank NV:
GDR (Bearer) (d)	92,679	1,482,315
rights (a)(c)	92,679	68,422
Adyen BV (a)(d)	4,977	7,997,301
AEGON NV	411,441	1,877,293
Akzo Nobel NV	41,674	3,450,472
Argenx SE (a)	12,695	4,897,074
ASM International NV (Netherlands)	10,758	3,888,783
ASML Holding NV (Netherlands)	92,507	58,458,841
Euronext NV (d)	19,662	1,562,087
EXOR NV	24,886	2,042,382
Heineken Holding NV	26,438	2,533,030
Heineken NV (Bearer)	59,479	6,819,428
IMCD NV	13,077	1,962,580
ING Groep NV (Certificaten Van Aandelen)	855,124	10,553,325
JDE Peet's BV	23,073	701,706
Koninklijke Ahold Delhaize NV	239,961	8,254,975
Koninklijke KPN NV	758,011	2,764,379
Koninklijke Philips Electronics NV	204,070	4,308,329
NN Group NV	64,022	2,382,333
OCI NV	24,176	636,418
Randstad NV	27,438	1,488,114
Shell PLC (London)	1,619,541	49,765,536
Universal Music Group NV	166,458	3,633,552
Wolters Kluwer NV	59,092	7,823,384
TOTAL NETHERLANDS		189,352,059
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	287,272	1,572,917
Fisher & Paykel Healthcare Corp.	132,530	2,273,276
Mercury Nz Ltd.	159,023	624,630
Meridian Energy Ltd.	296,149	1,002,965
Spark New Zealand Ltd.	429,833	1,392,725
Xero Ltd. (a)	31,011	1,935,885
TOTAL NEW ZEALAND		8,802,398
Norway - 0.6%
Aker BP ASA	72,515	1,731,724
DNB Bank ASA	213,456	3,749,533
Equinor ASA	218,601	6,293,749
Gjensidige Forsikring ASA	45,894	797,984
Kongsberg Gruppen ASA	20,344	912,106
Mowi ASA	94,929	1,809,139
Norsk Hydro ASA	308,601	2,271,015
Orkla ASA	172,348	1,238,791
Salmar ASA	14,987	664,476
Telenor ASA	160,566	2,003,111
TOTAL NORWAY		21,471,628
Portugal - 0.2%
Energias de Portugal SA	672,072	3,702,781
Galp Energia SGPS SA Class B	115,024	1,392,927
Jeronimo Martins SGPS SA	64,981	1,639,699
TOTAL PORTUGAL		6,735,407
Singapore - 1.6%
CapitaLand Ascendas REIT	771,189	1,659,541
Capitaland Ascott Trust unit (c)	34,034	27,632
CapitaLand Investment Ltd.	596,965	1,671,039
CapitaMall Trust	1,218,027	1,859,853
City Developments Ltd.	93,900	491,218
DBS Group Holdings Ltd.	415,605	10,269,584
Genting Singapore Ltd.	1,387,600	1,180,467
Grab Holdings Ltd. (a)(b)	298,895	869,784
Jardine Cycle & Carriage Ltd.	22,700	578,140
Keppel Corp. Ltd.	334,200	1,551,819
Mapletree Logistics Trust (REIT)	772,512	1,010,963
Mapletree Pan Asia Commercial Trust	540,700	716,238
Oversea-Chinese Banking Corp. Ltd.	776,964	7,350,772
Sea Ltd. ADR (a)	82,918	6,315,864
Seatrium Ltd. (a)	10,627,409	991,146
Singapore Airlines Ltd.	307,490	1,352,429
Singapore Exchange Ltd.	196,700	1,415,577
Singapore Technologies Engineering Ltd.	358,300	975,409
Singapore Telecommunications Ltd.	1,894,800	3,631,105
STMicroelectronics NV (France)	156,833	6,708,858
United Overseas Bank Ltd.	270,772	5,750,645
UOL Group Ltd.	106,591	556,072
Venture Corp. Ltd.	63,600	812,539
TOTAL SINGAPORE		57,746,694
South Africa - 0.2%
Anglo American PLC (United Kingdom)	291,586	8,984,984
Spain - 2.6%
Acciona SA	5,665	1,048,700
ACS Actividades de Construccion y Servicios SA	49,748	1,710,300
Aena SME SA (d)	17,210	2,899,550
Amadeus IT Holding SA Class A (a)	103,376	7,265,785
Banco Bilbao Vizcaya Argentaria SA	1,383,724	10,130,227
Banco Santander SA (Spain)	3,853,792	13,531,451
CaixaBank SA	1,017,317	3,765,707
Cellnex Telecom SA (d)	129,691	5,460,508
Corp. ACCIONA Energias Renovables SA	15,111	542,150
EDP Renovaveis SA	58,028	1,289,052
Enagas SA	57,113	1,142,545
Endesa SA	72,885	1,635,955
Ferrovial SA	111,819	3,502,956
Grifols SA (a)	68,448	702,941
Iberdrola SA	1,410,023	18,271,221
Industria de Diseno Textil SA	250,311	8,594,479
Naturgy Energy Group SA	33,374	1,040,727
Red Electrica Corporacion SA	93,121	1,693,579
Repsol SA	316,070	4,647,764
Telefonica SA	1,192,714	5,417,532
TOTAL SPAIN		94,293,129
Sweden - 3.1%
Alfa Laval AB	66,480	2,434,239
ASSA ABLOY AB (B Shares)	229,996	5,470,088
Atlas Copco AB:
(A Shares)	616,367	8,901,366
(B Shares)	358,172	4,585,837
Boliden AB	62,762	2,241,183
Electrolux AB (B Shares)	50,462	760,494
Embracer Group AB (a)	150,435	783,490
Epiroc AB:
(A Shares)	151,223	3,029,462
(B Shares)	89,487	1,536,673
EQT AB	81,578	1,748,489
Ericsson (B Shares)	669,768	3,687,539
Essity AB (B Shares)	139,747	4,233,952
Evolution AB (d)	41,957	5,586,329
Fastighets AB Balder (a)	144,789	671,914
Getinge AB (B Shares)	52,488	1,330,235
H&M Hennes & Mauritz AB (B Shares)	167,589	2,456,987
Hexagon AB (B Shares)	446,643	5,113,933
Holmen AB (B Shares)	21,527	813,005
Husqvarna AB (B Shares)	96,288	829,077
Industrivarden AB:
(A Shares)	29,922	854,327
(C Shares)	35,337	1,007,212
Indutrade AB	62,701	1,502,249
Investment AB Latour (B Shares)	33,973	733,787
Investor AB:
(A Shares)	114,437	2,504,099
(B Shares)	418,078	8,960,809
Kinnevik AB (B Shares) (a)	55,688	911,476
L E Lundbergforetagen AB	17,440	834,837
Lifco AB	53,492	1,217,974
Nibe Industrier AB (B Shares)	347,759	3,882,809
Sagax AB	43,752	1,070,863
Sandvik AB	244,666	4,974,414
Securitas AB (B Shares)	112,911	1,010,744
Skandinaviska Enskilda Banken AB (A Shares)	370,805	4,212,440
Skanska AB (B Shares)	78,068	1,274,356
SKF AB (B Shares)	87,967	1,589,489
Svenska Cellulosa AB SCA (B Shares)	139,029	1,904,098
Svenska Handelsbanken AB (A Shares)	334,699	2,958,668
Swedbank AB (A Shares)	207,808	3,606,986
Swedish Orphan Biovitrum AB (a)	39,100	950,901
Tele2 AB (B Shares)	130,251	1,383,791
Telia Co. AB	609,988	1,698,311
Volvo AB:
(A Shares)	45,949	972,295
(B Shares)	346,279	7,118,016
Volvo Car AB (a)	136,742	562,166
TOTAL SWEDEN		113,911,409
Switzerland - 6.1%
ABB Ltd. (Reg.)	360,678	13,010,970
Adecco SA (Reg.)	36,716	1,254,058
Alcon, Inc. (Switzerland)	114,666	8,315,322
Bachem Holding AG (B Shares)	7,615	827,227
Baloise Holdings AG	10,510	1,753,136
Banque Cantonale Vaudoise	6,912	726,114
Barry Callebaut AG	819	1,744,561
BKW AG	4,846	829,488
Clariant AG (Reg.)	49,510	823,090
Compagnie Financiere Richemont SA Series A	119,783	19,800,234
Credit Suisse Group AG	826,534	743,754
DSM-Firmenich AG	40,108	5,248,599
Ems-Chemie Holding AG	1,610	1,317,576
Geberit AG (Reg.)	8,232	4,667,425
Givaudan SA	2,119	7,401,150
Julius Baer Group Ltd.	49,061	3,497,418
Kuehne & Nagel International AG	12,469	3,681,344
Lindt & Spruengli AG	25	3,070,985
Lindt & Spruengli AG (participation certificate)	239	2,946,557
Logitech International SA (Reg.)	39,723	2,334,007
Lonza Group AG	17,088	10,656,765
Novartis AG	496,421	50,780,836
Partners Group Holding AG	5,208	5,029,418
Schindler Holding AG:
(participation certificate)	9,343	2,076,919
(Reg.)	5,387	1,144,478
SGS SA (Reg.)	36,550	3,294,141
Sig Group AG	70,175	1,871,647
Sika AG	33,513	9,257,062
Sonova Holding AG	11,929	3,760,801
Straumann Holding AG	25,613	3,853,492
Swatch Group AG (Bearer)	6,640	2,262,733
Swatch Group AG (Bearer) (Reg.)	12,073	759,079
Swiss Life Holding AG	7,074	4,643,982
Swiss Prime Site AG	17,605	1,592,397
Swisscom AG	5,943	4,075,694
Temenos Group AG	14,612	1,220,814
UBS Group AG	768,354	15,528,685
VAT Group AG (d)	6,196	2,171,737
Zurich Insurance Group Ltd.	34,526	16,678,779
TOTAL SWITZERLAND		224,652,474
United Arab Emirates - 0.0%
NMC Health PLC (a)	55,366	138
United Kingdom - 11.5%
3i Group PLC	223,339	4,969,077
Abrdn PLC	465,413	1,244,099
Admiral Group PLC	41,695	1,210,968
Ashtead Group PLC	100,763	5,796,034
Associated British Foods PLC	81,644	2,006,975
AstraZeneca PLC (United Kingdom)	355,566	52,326,154
Auto Trader Group PLC (d)	213,870	1,710,313
Aviva PLC	643,221	3,419,397
BAE Systems PLC	708,835	9,030,547
Barclays PLC	3,638,255	7,328,946
Barratt Developments PLC	229,870	1,444,446
Berkeley Group Holdings PLC	24,942	1,393,950
BP PLC	4,164,236	27,937,840
British American Tobacco PLC (United Kingdom)	487,995	18,029,361
British Land Co. PLC	202,086	1,016,394
BT Group PLC	1,595,091	3,184,356
Bunzl PLC	77,472	3,080,563
Burberry Group PLC	88,306	2,875,455
CK Hutchison Holdings Ltd.	616,000	4,118,225
CNH Industrial NV	234,816	3,297,689
Coca-Cola European Partners PLC	47,179	3,041,630
Compass Group PLC	403,120	10,634,693
Croda International PLC	32,042	2,810,761
DCC PLC (United Kingdom)	22,652	1,407,453
Diageo PLC	521,679	23,796,966
Entain PLC	135,123	2,452,141
Halma PLC	87,117	2,526,897
Hargreaves Lansdown PLC	81,631	823,796
HSBC Holdings PLC (United Kingdom)	4,582,097	33,024,775
Imperial Brands PLC	205,452	5,085,779
Informa PLC	327,025	2,969,804
InterContinental Hotel Group PLC	40,233	2,766,288
Intertek Group PLC	37,035	1,934,358
J Sainsbury PLC	403,565	1,401,846
JD Sports Fashion PLC	591,816	1,197,833
Johnson Matthey PLC	42,097	1,038,798
Just Eat Takeaway.com NV (a)(d)	42,124	738,687
Kingfisher PLC	448,180	1,452,595
Land Securities Group PLC	161,651	1,369,670
Legal & General Group PLC	1,370,597	4,032,367
Lloyds Banking Group PLC	15,438,302	9,379,105
London Stock Exchange Group PLC	86,734	9,106,486
M&G PLC	511,819	1,319,262
National Grid PLC	839,914	12,042,624
NatWest Group PLC	1,219,555	4,017,335
Next PLC	29,662	2,512,518
Ocado Group PLC (a)	132,597	841,872
Pearson PLC	148,307	1,650,032
Persimmon PLC	73,275	1,210,041
Phoenix Group Holdings PLC	172,141	1,280,289
Reckitt Benckiser Group PLC	164,224	13,270,911
RELX PLC (London Stock Exchange)	439,507	14,615,192
Rentokil Initial PLC	578,271	4,603,763
Rolls-Royce Holdings PLC (a)	1,920,103	3,678,283
Sage Group PLC	233,977	2,407,098
Schroders PLC	203,456	1,241,903
Segro PLC	277,510	2,911,454
Severn Trent PLC	57,721	2,126,898
Smith & Nephew PLC	199,797	3,290,610
Smiths Group PLC	81,345	1,718,492
Spirax-Sarco Engineering PLC	16,892	2,354,298
SSE PLC	248,030	5,722,838
St. James's Place PLC	124,880	1,893,517
Standard Chartered PLC (United Kingdom)	564,617	4,459,016
Taylor Wimpey PLC	810,481	1,305,809
Tesco PLC	1,698,508	6,004,995
Unilever PLC	581,695	32,390,018
United Utilities Group PLC	156,472	2,127,712
Vodafone Group PLC	5,980,453	7,183,280
Whitbread PLC	46,359	1,891,757
WPP PLC	245,747	2,864,039
TOTAL UNITED KINGDOM		421,349,373
United States of America - 7.2%
CSL Ltd.	110,654	22,090,608
CyberArk Software Ltd. (a)	9,343	1,164,138
Experian PLC	211,391	7,484,274
GSK PLC	933,339	16,831,056
Haleon PLC	1,165,476	5,124,247
Holcim AG	127,203	8,370,622
James Hardie Industries PLC CDI	102,264	2,282,033
Nestle SA (Reg. S)	631,039	80,955,723
QIAGEN NV (Germany) (a)	52,250	2,332,334
Roche Holding AG:
(Bearer)	6,121	2,070,807
(participation certificate)	161,216	50,483,212
Sanofi SA	261,764	28,209,850
Schneider Electric SA	124,496	21,711,093
Stellantis NV (Italy)	516,158	8,531,317
Swiss Re Ltd.	69,213	6,947,240
Tenaris SA	108,359	1,550,105
TOTAL UNITED STATES OF AMERICA		266,138,659
TOTAL COMMON STOCKS (Cost $2,609,508,240)		3,583,791,409

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	13,631	1,445,675
Dr. Ing. h.c. F. Porsche AG Series F (d)	26,131	3,265,211
Henkel AG & Co. KGaA	40,883	3,305,331
Porsche Automobil Holding SE (Germany)	35,137	1,957,033
Sartorius AG (non-vtg.)	5,584	2,163,398
Volkswagen AG	42,586	5,815,109

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,040,227)		17,951,757

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $1,588,036)	1,600,000	1,587,115

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	17,304,815	17,308,276
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	2,578,354	2,578,612
TOTAL MONEY MARKET FUNDS (Cost $19,886,888)		19,886,888

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $2,647,023,391)	3,623,217,169
NET OTHER ASSETS (LIABILITIES) - 1.5%	53,750,174
NET ASSETS - 100.0%	3,676,967,343

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	704	Jun 2023	75,665,920	2,866,874	2,866,874

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,241,559 or 1.6% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,587,115.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	13,901,145	496,957,148	493,550,017	522,333	-	-	17,308,276	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	11,418,997	21,942,748	30,783,133	62,604	-	-	2,578,612	0.0%
Total	25,320,142	518,899,896	524,333,150	584,937	-	-	19,886,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	162,070,089	34,752,968	127,317,121	-
Consumer Discretionary	437,825,647	120,099,516	317,726,131	-
Consumer Staples	383,287,308	99,008,515	284,278,793	-
Energy	166,349,058	14,068,091	152,280,967	-
Financials	657,735,504	222,262,032	435,473,472	-
Health Care	485,857,126	69,483,420	416,373,706	-
Industrials	562,332,159	205,167,815	357,164,344	-
Information Technology	266,388,357	95,085,102	171,303,255	-
Materials	266,977,516	79,564,135	187,413,381	-
Real Estate	87,152,588	16,169,291	70,983,297	-
Utilities	125,767,814	50,836,315	74,931,499	-

Government Obligations	1,587,115	-	1,587,115	-

Money Market Funds	19,886,888	19,886,888	-	-
Total Investments in Securities:	3,623,217,169	1,026,384,088	2,596,833,081	-
Derivative Instruments:

Assets
Futures Contracts	2,866,874	2,866,874	-	-
Total Assets	2,866,874	2,866,874	-	-
Total Derivative Instruments:	2,866,874	2,866,874	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,866,874	0
Total Equity Risk	2,866,874	0
Total Value of Derivatives	2,866,874	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,485,659) - See accompanying schedule:
Unaffiliated issuers (cost $2,627,136,503)	$3,603,330,281
Fidelity Central Funds (cost $19,886,888)	19,886,888

Total Investment in Securities (cost $2,647,023,391)		$3,623,217,169
Segregated cash with brokers for derivative instruments		751,722
Foreign currency held at value (cost $23,510,976)		23,466,375
Receivable for fund shares sold		428,736
Dividends receivable		14,817,508
Reclaims receivable		18,142,679
Distributions receivable from Fidelity Central Funds		238,603
Prepaid expenses		1,423
Receivable from investment adviser for expense reductions		171,390
Other receivables		194,171
Total assets		3,681,429,776
Liabilities
Payable for investments purchased on a delayed delivery basis	$182,423
Payable for fund shares redeemed	1,268,721
Accrued management fee	105,327
Payable for daily variation margin on futures contracts	72,297
Custody fee payable	228,799
Other payables and accrued expenses	26,254
Collateral on securities loaned	2,578,612
Total Liabilities		4,462,433
Net Assets		$3,676,967,343
Net Assets consist of:
Paid in capital		$3,690,856,529
Total accumulated earnings (loss)		(13,889,186)
Net Assets		$3,676,967,343
Net Asset Value , offering price and redemption price per share ($3,676,967,343 ÷ 280,350,491 shares)		$13.12

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$56,873,409
Foreign Tax Reclaims		3,277,037
Interest		329,242
Income from Fidelity Central Funds (including $62,604 from security lending)		584,937
Income before foreign taxes withheld		$61,064,625
Less foreign taxes withheld		(8,915,893)
Total Income		52,148,732
Expenses
Management fee	$570,122
Custodian fees and expenses	401,320
Independent trustees' fees and expenses	5,685
Registration fees	27,362
Audit	60,381
Legal	3,314
Interest	69,853
Miscellaneous	7,432
Total expenses before reductions	1,145,469
Expense reductions	(501,386)
Total expenses after reductions		644,083
Net Investment income (loss)		51,504,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,523,901
Foreign currency transactions	418,952
Futures contracts	8,757,774
Total net realized gain (loss)		46,700,627
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	593,216,915
Assets and liabilities in foreign currencies	2,316,747
Futures contracts	1,362,853
Total change in net unrealized appreciation (depreciation)		596,896,515
Net gain (loss)		643,597,142
Net increase (decrease) in net assets resulting from operations		$695,101,791
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,504,649	$163,367,759
Net realized gain (loss)	46,700,627	(476,309,515)
Change in net unrealized appreciation (depreciation)	596,896,515	(937,797,179)
Net increase (decrease) in net assets resulting from operations	695,101,791	(1,250,738,935)
Distributions to shareholders	(99,352,487)	(164,779,160)
Share transactions
Proceeds from sales of shares	541,668,152	1,319,237,205
Reinvestment of distributions	98,336,677	164,400,475
Cost of shares redeemed	(727,712,988)	(3,151,339,963)
Net increase (decrease) in net assets resulting from share transactions	(87,708,159)	(1,667,702,283)
Total increase (decrease) in net assets	508,041,145	(3,083,220,378)

Net Assets
Beginning of period	3,168,926,198	6,252,146,576
End of period	$3,676,967,343	$3,168,926,198

Other Information
Shares
Sold	42,590,350	104,093,787
Issued in reinvestment of distributions	8,419,236	12,109,857
Redeemed	(61,849,526)	(255,655,639)
Net increase (decrease)	(10,839,940)	(139,451,995)

Financial Highlights
Fidelity® SAI International Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$14.52	$11.04	$12.19	$11.27	$12.40
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.37	.28	.38	.37
Net realized and unrealized gain (loss)	2.43	(3.68)	3.36	(1.04)	.85	(1.24)
Total from investment operations	2.63	(3.26)	3.73	(.76)	1.23	(.87)
Distributions from net investment income	(.39)	(.38)	(.25)	(.39)	(.31)	(.20)
Distributions from net realized gain	-	-	-	-	-	(.06)
Total distributions	(.39)	(.38)	(.25)	(.39)	(.31)	(.26)
Net asset value, end of period	$13.12	$10.88	$14.52	$11.04	$12.19	$11.27
Total Return C,D	24.65%	(23.00)%	34.09%	(6.51)%	11.36%	(7.14)%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.07% G	.05%	.05%	.05%	.11%	.13%
Expenses net of fee waivers, if any	.04% G	.04%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.04% G	.04%	.04%	.04%	.05%	.05%
Net investment income (loss)	3.17% G	3.28%	2.66%	2.51%	3.35%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$3,676,967	$3,168,926	$6,252,147	$3,657,921	$6,490,033	$7,884,495
Portfolio turnover rate H	25% G	20%	10%	16%	4%	7%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,095,307,147
Gross unrealized depreciation	(139,998,488)
Net unrealized appreciation (depreciation)	$955,308,659
Tax cost	$2,670,775,384

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(445,039,676)
Long-term	(605,814,953)
Total capital loss carryforward	$(1,050,854,629)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	396,927,668	539,904,604

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Index Fund	Borrower	$15,057,649	4.20%	$65,069

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Index Fund	$3,151

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Index Fund	$6,648	$-	$-

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Index Fund	$3,565,400	4.83%	$4,784

10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $501,386.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI International Index Fund	.04%
Actual		$ 1,000	$ 1,246.50	$ .22
Hypothetical- B		$ 1,000	$ 1,024.60	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9870291.107
SV7-SANN-0623
Fidelity® SAI International Quality Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.4
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	3.3
SAP SE (Germany, Software)	3.1
L'Oreal SA (France, Personal Care Products)	2.9
Diageo PLC (United Kingdom, Beverages)	2.6
BHP Group Ltd. (Australia, Metals & Mining)	2.6
Schneider Electric SA (United States of America, Electrical Equipment)	2.5
Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	2.4
30.0

Market Sectors (% of Fund's net assets)

Health Care	17.4
Industrials	14.7
Financials	13.2
Information Technology	12.4
Consumer Discretionary	11.2
Materials	10.4
Consumer Staples	8.0
Communication Services	7.4
Real Estate	1.4
Energy	1.2
Utilities	0.7

Asset Allocation (% of Fund's net assets)

Futures - 2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
Australia - 7.2%
Altium Ltd.	12,395	315,964
ASX Ltd.	19,600	891,987
Aurizon Holdings Ltd.	186,352	423,699
BHP Group Ltd.	304,103	9,025,017
JB Hi-Fi Ltd.	11,069	327,595
Medibank Private Ltd.	278,814	659,830
NIB Holdings Ltd.	48,519	248,955
REA Group Ltd.	5,216	490,557
Rio Tinto Ltd.	37,582	2,818,826
Rio Tinto PLC	107,407	6,828,120
SEEK Ltd.	35,912	585,951
Technology One Ltd.	28,154	283,844
Telstra Group Ltd.	409,418	1,187,811
Whitehaven Coal Ltd.	94,090	451,517
WiseTech Global Ltd.	17,548	803,799
TOTAL AUSTRALIA		25,343,472
Belgium - 0.2%
Sofina SA	1,595	365,215
Warehouses de Pauw	15,695	469,022
Warehouses de Pauw rights 5/12/23 (a)(b)	15,695	17,294
TOTAL BELGIUM		851,531
Chile - 0.2%
Antofagasta PLC	34,933	641,189
Denmark - 5.6%
Carlsberg A/S Series B	9,964	1,646,060
Genmab A/S (a)	6,665	2,739,080
Novo Nordisk A/S Series B	78,634	13,081,125
Novozymes A/S Series B	21,167	1,099,576
Pandora A/S	9,668	892,123
Ringkjoebing Landbobank A/S	2,873	403,269
TOTAL DENMARK		19,861,233
Finland - 1.1%
Elisa Corp. (A Shares)	15,247	946,214
Kone OYJ (B Shares)	40,834	2,326,241
Orion Oyj (B Shares)	10,823	508,280
TOTAL FINLAND		3,780,735
France - 11.0%
bioMerieux SA	4,967	519,401
Edenred SA	25,268	1,640,498
Hermes International SCA	3,527	7,643,774
Ipsen SA	4,073	493,684
Ipsos SA	4,004	216,894
Kering SA	7,328	4,680,917
L'Oreal SA	21,337	10,174,489
La Francaise des Jeux SAEM (c)	12,569	536,541
LVMH Moet Hennessy Louis Vuitton SE	12,933	12,440,011
Remy Cointreau SA	2,412	416,873
TOTAL FRANCE		38,763,082
Germany - 5.1%
CTS Eventim AG	5,443	357,459
Deutsche Borse AG	19,236	3,668,472
Hannover Reuck SE	6,105	1,302,366
LEG Immobilien AG	7,503	466,125
Nemetschek SE	5,613	436,535
Rational AG	518	373,864
SAP SE	79,406	10,744,918
Talanx AG	5,381	270,140
Vantage Towers AG	9,217	330,280
TOTAL GERMANY		17,950,159
Hong Kong - 1.7%
CK Infrastructure Holdings Ltd.	61,000	347,297
Hong Kong Exchanges and Clearing Ltd.	120,700	5,011,090
Power Assets Holdings Ltd.	138,500	791,431
TOTAL HONG KONG		6,149,818
Israel - 0.4%
NICE Ltd. (a)	6,432	1,320,657
Italy - 2.0%
Azimut Holding SpA	11,602	258,753
Coca-Cola HBC AG	20,631	628,495
Davide Campari Milano NV	54,096	696,226
Ferrari NV (Italy)	12,958	3,602,445
FinecoBank SpA	61,768	934,493
Italgas SpA	49,217	321,597
Recordati SpA	10,162	467,272
Reply SpA	2,273	264,237
TOTAL ITALY		7,173,518
Japan - 24.9%
Advantest Corp.	18,400	1,433,947
Astellas Pharma, Inc.	185,900	2,800,503
Bandai Namco Holdings, Inc.	67,400	1,531,019
BayCurrent Consulting, Inc.	13,900	483,164
Capcom Co. Ltd.	16,200	608,757
Chugai Pharmaceutical Co. Ltd.	64,600	1,667,046
Daito Trust Construction Co. Ltd.	7,000	663,444
Dentsu Group, Inc.	24,200	872,043
Disco Corp.	9,000	1,024,697
Fast Retailing Co. Ltd.	19,000	4,499,231
GMO Payment Gateway, Inc.	4,500	351,953
GOLDWIN, Inc.	3,800	345,276
Hamamatsu Photonics K.K.	14,900	789,906
Hirose Electric Co. Ltd.	3,200	431,868
Hoya Corp.	36,100	3,785,267
Japan Exchange Group, Inc.	53,500	868,721
Japan Tobacco, Inc.	111,400	2,396,981
KDDI Corp.	158,500	4,948,074
Keyence Corp.	19,100	8,613,265
Kobayashi Pharmaceutical Co. Ltd.	5,900	368,172
Konami Group Corp.	10,200	501,881
M3, Inc.	43,300	1,062,841
Meiji Holdings Co. Ltd.	28,500	687,697
MS&AD Insurance Group Holdings, Inc.	46,300	1,519,674
Nabtesco Corp.	12,300	296,473
Nexon Co. Ltd.	45,600	1,030,120
Nihon M&A Center Holdings, Inc.	30,300	231,609
Nintendo Co. Ltd.	118,300	5,001,415
Nippon Shinyaku Co. Ltd.	6,200	283,518
Nippon Telegraph & Telephone Corp.	121,000	3,692,191
Nissan Chemical Corp.	14,300	635,521
OBIC Co. Ltd.	6,700	1,032,304
Olympus Corp.	21,700	379,889
Ono Pharmaceutical Co. Ltd.	48,200	970,512
Otsuka Corp.	11,900	433,149
Otsuka Holdings Co. Ltd.	56,500	1,922,173
Recruit Holdings Co. Ltd.	171,700	4,816,804
SBI Holdings, Inc. Japan	27,600	539,049
Secom Co. Ltd.	21,700	1,389,538
Shimadzu Corp.	27,900	872,622
SHIMANO, Inc.	8,500	1,314,546
Shin-Etsu Chemical Co. Ltd.	210,900	6,018,205
Shionogi & Co. Ltd.	28,700	1,284,742
SMC Corp.	6,200	3,092,218
Sompo Holdings, Inc.	35,200	1,468,882
Square Enix Holdings Co. Ltd.	9,100	447,803
Sysmex Corp.	17,200	1,106,360
TIS, Inc.	23,100	634,320
Tokio Marine Holdings, Inc.	206,500	4,152,102
Trend Micro, Inc.	14,300	698,748
USS Co. Ltd.	21,900	368,007
Yakult Honsha Co. Ltd.	16,100	1,210,945
ZOZO, Inc.	11,400	239,906
TOTAL JAPAN		87,819,098
Malta - 0.1%
Kindred Group PLC (depository receipt)	23,298	285,800
Netherlands - 6.5%
Adyen BV (a)(c)	3,137	5,040,694
ASML Holding NV (Netherlands)	18,863	11,920,278
BE Semiconductor Industries NV	7,805	699,551
Universal Music Group NV	77,112	1,683,250
Wolters Kluwer NV	26,071	3,451,625
TOTAL NETHERLANDS		22,795,398
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp.	58,471	1,002,948
Spark New Zealand Ltd.	189,638	614,456
TOTAL NEW ZEALAND		1,617,404
Norway - 1.3%
Aker BP ASA	31,353	748,738
Equinor ASA	106,090	3,054,441
Gjensidige Forsikring ASA	19,236	334,467
Tomra Systems ASA	23,677	362,141
TOTAL NORWAY		4,499,787
Singapore - 0.4%
Frasers Logistics & Industrial Trust	293,100	297,479
Singapore Exchange Ltd.	83,300	599,479
Singapore Technologies Engineering Ltd.	157,600	429,038
TOTAL SINGAPORE		1,325,996
South Africa - 1.2%
Anglo American PLC (United Kingdom)	135,416	4,172,733
Spain - 0.4%
Enagas SA	25,198	504,086
Red Electrica Corporacion SA	43,823	797,003
Viscofan Envolturas Celulosicas SA	3,954	271,000
TOTAL SPAIN		1,572,089
Sweden - 2.8%
Atlas Copco AB (A Shares)	399,037	5,762,759
Avanza Bank Holding AB	12,051	255,825
Boliden AB (d)	27,690	988,789
Epiroc AB (A Shares)	97,167	1,946,554
Fastighets AB Balder (a)	63,880	296,444
Nordnet AB	16,451	257,953
Sagax AB	20,104	492,060
TOTAL SWEDEN		10,000,384
Switzerland - 7.7%
Belimo Holding AG (Reg.)	996	478,918
Ems-Chemie Holding AG	687	562,220
Geberit AG (Reg.)	3,632	2,059,291
Kuehne & Nagel International AG (d)	5,746	1,696,447
Novartis AG	62,622	6,405,848
Partners Group Holding AG	2,298	2,219,202
SGS SA (Reg.)	15,375	1,385,702
Sonova Holding AG	5,201	1,639,695
Swisscom AG	2,570	1,762,499
Temenos Group AG	6,826	570,303
VAT Group AG (c)	2,734	958,284
Zurich Insurance Group Ltd.	15,233	7,358,740
TOTAL SWITZERLAND		27,097,149
United Kingdom - 7.8%
3i Group PLC	98,534	2,192,286
Admiral Group PLC	27,660	803,343
Auto Trader Group PLC (c)	98,102	784,519
Big Yellow Group PLC	17,718	272,549
Britvic PLC	26,462	303,795
Diageo PLC	199,502	9,100,505
Games Workshop Group PLC	3,331	415,274
Hargreaves Lansdown PLC	35,535	358,609
IG Group Holdings PLC	42,272	389,674
Indivior PLC (a)	13,864	265,884
Man Group PLC	139,650	398,748
Persimmon PLC	32,328	533,855
RELX PLC (London Stock Exchange)	200,698	6,673,932
Rightmove PLC	88,642	639,664
Rotork PLC	87,114	358,001
RS GROUP PLC	47,767	553,127
Safestore Holdings PLC	21,455	267,074
Schroders PLC	93,027	567,840
Segro PLC	122,435	1,284,508
St. James's Place PLC	55,096	835,404
Tritax Big Box REIT PLC	189,199	368,790
Wise PLC (a)	47,715	329,812
TOTAL UNITED KINGDOM		27,697,193
United States of America - 10.0%
Experian PLC	98,154	3,475,131
GSK PLC	405,703	7,316,109
Holcim AG	57,368	3,775,114
Roche Holding AG (participation certificate)	37,194	11,646,937
Schneider Electric SA	51,675	9,011,701
TOTAL UNITED STATES OF AMERICA		35,224,992
TOTAL COMMON STOCKS (Cost $302,850,159)		345,943,417

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $297,757)	300,000	297,584

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	3,575,784	3,576,499
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	2,590,491	2,590,750
TOTAL MONEY MARKET FUNDS (Cost $6,167,249)		6,167,249

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $309,315,165)	352,408,250
NET OTHER ASSETS (LIABILITIES) - 0.1%	516,345
NET ASSETS - 100.0%	352,924,595

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	65	Jun 2023	6,986,200	334,848	334,848

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,320,038 or 2.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $254,930.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	3,034,111	22,520,962	21,978,574	43,336	-	-	3,576,499	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	650,950	3,773,377	1,833,577	1,499	-	-	2,590,750	0.0%
Total	3,685,061	26,294,339	23,812,151	44,835	-	-	6,167,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	26,701,838	5,936,260	20,765,578	-
Consumer Discretionary	39,656,320	18,590,729	21,065,591	-
Consumer Staples	27,901,238	14,136,938	13,764,300	-
Energy	4,254,696	748,738	3,505,958	-
Financials	46,497,525	19,284,351	27,213,174	-
Health Care	61,349,114	3,894,216	57,454,898	-
Industrials	52,036,261	26,440,332	25,595,929	-
Information Technology	43,324,912	15,211,561	28,113,351	-
Materials	36,565,310	7,066,888	29,498,422	-
Real Estate	4,894,789	3,916,572	978,217	-
Utilities	2,761,414	1,622,686	1,138,728	-

Government Obligations	297,584	-	297,584	-

Money Market Funds	6,167,249	6,167,249	-	-
Total Investments in Securities:	352,408,250	123,016,520	229,391,730	-
Derivative Instruments:

Assets
Futures Contracts	334,848	334,848	-	-
Total Assets	334,848	334,848	-	-
Total Derivative Instruments:	334,848	334,848	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	334,848	0
Total Equity Risk	334,848	0
Total Value of Derivatives	334,848	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,487,589) - See accompanying schedule:
Unaffiliated issuers (cost $303,147,916)	$346,241,001
Fidelity Central Funds (cost $6,167,249)	6,167,249

Total Investment in Securities (cost $309,315,165)		$352,408,250
Foreign currency held at value (cost $184,264)		183,313
Receivable for fund shares sold		31,927
Dividends receivable		1,355,726
Reclaims receivable		1,731,695
Interest receivable		474
Distributions receivable from Fidelity Central Funds		10,799
Prepaid expenses		122
Total assets		355,722,306
Liabilities
Payable for investments purchased
Regular delivery	$306
Delayed delivery	17,294
Payable for fund shares redeemed	100,960
Accrued management fee	43,931
Payable for daily variation margin on futures contracts	6,825
Other payables and accrued expenses	37,645
Collateral on securities loaned	2,590,750
Total Liabilities		2,797,711
Net Assets		$352,924,595
Net Assets consist of:
Paid in capital		$335,790,089
Total accumulated earnings (loss)		17,134,506
Net Assets		$352,924,595
Net Asset Value , offering price and redemption price per share ($352,924,595 ÷ 29,829,206 shares)		$11.83

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,901,891
Foreign Tax Reclaims		468,702
Interest		8,182
Income from Fidelity Central Funds (including $1,499 from security lending)		44,835
Income before foreign taxes withheld		$7,423,610
Less foreign taxes withheld		(932,938)
Total Income		6,490,672
Expenses
Management fee	$257,225
Custodian fees and expenses	32,812
Independent trustees' fees and expenses	599
Registration fees	9,764
Audit	23,778
Legal	311
Miscellaneous	699
Total Expenses		325,188
Net Investment income (loss)		6,165,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	905,949
Foreign currency transactions	126,746
Futures contracts	798,503
Total net realized gain (loss)		1,831,198
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	61,659,056
Assets and liabilities in foreign currencies	144,276
Futures contracts	106,357
Total change in net unrealized appreciation (depreciation)		61,909,689
Net gain (loss)		63,740,887
Net increase (decrease) in net assets resulting from operations		$69,906,371
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,165,484	$12,520,370
Net realized gain (loss)	1,831,198	(31,334,908)
Change in net unrealized appreciation (depreciation)	61,909,689	(106,056,812)
Net increase (decrease) in net assets resulting from operations	69,906,371	(124,871,350)
Distributions to shareholders	(10,237,046)	(57,966,562)
Share transactions
Proceeds from sales of shares	9,485,419	58,623,756
Reinvestment of distributions	10,187,269	57,912,763
Cost of shares redeemed	(42,707,962)	(205,609,251)
Net increase (decrease) in net assets resulting from share transactions	(23,035,274)	(89,072,732)
Total increase (decrease) in net assets	36,634,051	(271,910,644)

Net Assets
Beginning of period	316,290,544	588,201,188
End of period	$352,924,595	$316,290,544

Other Information
Shares
Sold	847,849	4,925,582
Issued in reinvestment of distributions	930,344	4,434,362
Redeemed	(3,846,356)	(18,012,279)
Net increase (decrease)	(2,068,163)	(8,652,335)

Financial Highlights
Fidelity® SAI International Quality Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$14.51	$11.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.32	.24	.08
Net realized and unrealized gain (loss)	2.04	(3.44)	3.32	.99
Total from investment operations	2.24	(3.12)	3.56	1.07
Distributions from net investment income	(.33)	(.24)	(.10)	-
Distributions from net realized gain	-	(1.24)	(.02)	-
Total distributions	(.33)	(1.47) D	(.12)	-
Net asset value, end of period	$11.83	$9.92	$14.51	$11.07
Total Return E,F	22.89%	(23.94)%	32.28%	10.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19% I	.19%	.19%	.23% I,J
Expenses net of fee waivers, if any	.19% I	.19%	.19%	.20% I
Expenses net of all reductions	.19% I	.19%	.19%	.20% I
Net investment income (loss)	3.60% I	2.70%	1.78%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$352,925	$316,291	$588,201	$473,547
Portfolio turnover rate K	29% I	47%	78%	30% L

A For the period May 12, 2020 (commencement of operations) through October 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1 . Organization.
Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,906,435
Gross unrealized depreciation	(18,082,271)
Net unrealized appreciation (depreciation)	$42,824,164
Tax cost	$309,918,934

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(31,419,962)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	49,586,184	78,933,100
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Quality Index Fund	$333
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Quality Index Fund	$222	$-	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Quality Index Fund	30%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Quality Index Fund	31%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI International Quality Index Fund	.19%
Actual		$ 1,000	$ 1,228.90	$ 1.05
Hypothetical- B		$ 1,000	$ 1,023.85	$ .95

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900586.102
IQI-SANN-0623
Fidelity® International Sustainability Index Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.1
Tencent Holdings Ltd. (China, Interactive Media & Services)	2.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.8
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.7
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.2
Alibaba Group Holding Ltd. (China, Broadline Retail)	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.1
18.5

Market Sectors (% of Fund's net assets)

Financials	19.9
Consumer Discretionary	12.9
Industrials	11.8
Health Care	10.6
Information Technology	10.4
Consumer Staples	7.4
Materials	8.0
Communication Services	6.9
Energy	4.8
Utilities	2.7
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Futures - 2.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 4.6%
ANZ Group Holdings Ltd.	90,978	1,477,323
APA Group unit	35,224	240,490
Aristocrat Leisure Ltd.	17,916	453,194
ASX Ltd.	5,808	264,319
Aurizon Holdings Ltd.	54,655	124,266
BlueScope Steel Ltd.	13,940	185,287
Brambles Ltd.	42,794	405,380
Cochlear Ltd.	2,035	333,674
Coles Group Ltd.	40,310	486,952
Commonwealth Bank of Australia	51,532	3,410,187
Computershare Ltd.	16,343	243,279
DEXUS Property Group unit	33,904	175,724
Endeavour Group Ltd.	44,454	200,363
Fortescue Metals Group Ltd.	51,270	717,351
Goodman Group unit	51,030	657,860
IDP Education Ltd.	6,303	118,413
Lendlease Group unit	20,596	102,288
Macquarie Group Ltd.	11,097	1,353,743
Mineral Resources Ltd.	5,121	252,622
Mirvac Group unit	118,676	190,526
Newcrest Mining Ltd.	27,029	516,115
Northern Star Resources Ltd.	34,967	311,899
Orica Ltd.	13,564	146,407
QBE Insurance Group Ltd.	45,625	466,552
Ramsay Health Care Ltd.	5,401	232,250
REA Group Ltd.	1,624	152,735
Santos Ltd.	95,347	451,668
Scentre Group unit	157,671	302,586
SEEK Ltd.	10,461	170,685
Sonic Healthcare Ltd.	13,920	328,136
Stockland Corp. Ltd. unit	72,091	213,705
Suncorp Group Ltd.	39,216	326,514
Telstra Group Ltd.	124,159	360,212
The GPT Group unit	57,453	168,942
Transurban Group unit	93,518	932,683
Vicinity Centres unit	114,974	160,730
Woodside Energy Group Ltd.	57,632	1,307,689
TOTAL AUSTRALIA		17,942,749
Austria - 0.2%
Mondi PLC	8,889	141,316
Mondi PLC	6,093	96,482
OMV AG	4,488	211,858
Verbund AG	2,142	190,946
Voestalpine AG	3,720	128,629
TOTAL AUSTRIA		769,231
Belgium - 0.3%
D'ieteren Group	759	142,596
KBC Group NV	7,589	541,711
Solvay SA Class A	2,270	272,268
Umicore SA	6,521	213,840
TOTAL BELGIUM		1,170,415
Brazil - 0.9%
Atacadao SA	17,100	36,855
Banco Bradesco SA	51,410	128,015
Banco Santander SA (Brasil) unit	12,900	69,494
CCR SA	38,300	104,200
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,900	91,561
Cosan SA	37,444	112,457
Energisa SA unit	6,400	53,635
Equatorial Energia SA	29,700	162,797
Hapvida Participacoes e Investimentos SA (a)(b)	160,300	88,702
Hypera SA	12,700	94,846
Klabin SA unit	24,000	92,049
Localiza Rent a Car SA	23,242	270,313
Localiza Rent a Car SA rights 5/11/23 (a)	103	354
Lojas Renner SA	30,665	97,384
Natura & Co. Holding SA	29,913	66,329
Petro Rio SA (a)	20,700	144,217
Raia Drogasil SA	32,000	168,603
Rede D'Oregon Sao Luiz SA (b)	17,902	82,084
Rumo SA	36,200	142,977
Telefonica Brasil SA	14,800	122,013
TIM SA	28,400	79,715
Totvs SA	16,400	84,371
Ultrapar Participacoes SA	24,400	70,640
Weg SA	51,380	423,583
Wheaton Precious Metals Corp.	13,679	674,939
TOTAL BRAZIL		3,462,133
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	14,904	845,497
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	24,563	1,225,929
Bank of Montreal	20,627	1,859,376
Bank of Nova Scotia	36,248	1,809,390
Brookfield Corp. (Canada) Class A	42,920	1,392,599
CAE, Inc. (a)	9,830	221,218
Cameco Corp.	13,056	358,959
Canadian Apartment Properties (REIT) unit	2,767	101,359
Canadian National Railway Co.	17,466	2,081,971
Canadian Tire Ltd. Class A (non-vtg.)	1,668	218,661
Dollarama, Inc.	8,230	509,770
Enbridge, Inc.	61,555	2,447,480
FirstService Corp.	1,202	180,808
Fortis, Inc.	14,466	635,186
Gildan Activewear, Inc.	5,361	174,578
Hydro One Ltd. (b)	9,974	292,112
Intact Financial Corp.	5,336	807,145
Ivanhoe Mines Ltd. (a)	18,822	163,235
Keyera Corp.	6,526	153,559
Kinross Gold Corp.	37,710	190,102
Magna International, Inc. Class A (sub. vtg.)	8,212	428,162
Metro, Inc.	7,056	402,158
National Bank of Canada	10,266	765,527
Northland Power, Inc.	7,301	179,231
Nutrien Ltd.	15,775	1,094,359
Open Text Corp.	8,120	307,515
Parkland Corp.	4,177	98,502
Pembina Pipeline Corp.	16,668	548,690
Power Corp. of Canada (sub. vtg.)	16,763	449,001
Ritchie Bros. Auctioneers, Inc.	5,484	313,776
Rogers Communications, Inc. Class B (non-vtg.)	10,661	526,735
Shopify, Inc. Class A (a)	36,119	1,749,899
TELUS Corp.	14,366	304,529
The Toronto-Dominion Bank	55,132	3,339,619
Thomson Reuters Corp.	5,150	677,214
Toromont Industries Ltd.	2,561	206,944
TOTAL CANADA		27,060,795
Chile - 0.2%
Antofagasta PLC	12,313	226,003
Cencosud SA	45,907	93,548
Empresas CMPC SA	32,914	51,578
Empresas COPEC SA	12,956	90,150
Enel Americas SA	626,743	85,403
Falabella SA	24,579	52,705
Lundin Mining Corp.	20,250	154,694
TOTAL CHILE		754,081
China - 8.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	3,600	16,022
3SBio, Inc. (b)	45,500	45,589
AAC Technology Holdings, Inc. (c)	22,000	46,512
Air China Ltd.:
(A Shares) (a)	29,500	45,514
(H Shares) (a)	26,000	23,015
Airtac International Group	4,000	145,076
Alibaba Group Holding Ltd. (a)	450,100	4,759,189
Alibaba Health Information Technology Ltd. (a)	148,000	106,680
Angel Yeast Co. Ltd. (A Shares)	2,600	15,073
Anjoy Foods Group Co. Ltd. (A Shares)	400	9,855
Baidu, Inc. Class A (a)	66,762	1,004,896
BBMG Corp. (A Shares)	23,600	8,239
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	48,000	37,394
Beijing Easpring Material Technology Co. Ltd. (A Shares)	900	6,994
Beijing Enterprises Water Group Ltd.	132,000	33,520
BOC Aviation Ltd. Class A (b)	7,100	56,274
BOC Hong Kong (Holdings) Ltd.	111,000	350,396
By-Health Co. Ltd. (A Shares)	3,800	13,132
BYD Co. Ltd.:
(A Shares)	1,200	44,570
(H Shares)	27,500	833,972
CECEP Solar Energy Co. Ltd. (A Shares)	5,500	5,549
CECEP Wind-Power Corp. (A Shares)	7,020	3,886
Chengtun Mining Group Co. Ltd. (A Shares)	1,800	1,369
Chengxin Lithium Group Co. Ltd. (A Shares)	1,500	6,909
China Baoan Group Co. Ltd. (A Shares)	4,400	6,806
China Communications Services Corp. Ltd. (H Shares)	70,000	38,358
China Conch Venture Holdings Ltd.	52,500	83,765
China Construction Bank Corp.:
(A Shares)	35,500	32,426
(H Shares)	2,859,000	1,911,317
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	10,900	8,182
(H Shares) (a)	6,000	2,359
China Everbright International Ltd.	131,962	56,021
China Feihe Ltd. (b)	113,000	76,308
China Jushi Co. Ltd. (A Shares)	5,457	11,532
China Liansu Group Holdings Ltd.	38,000	32,852
China Medical System Holdings Ltd.	45,000	74,705
China Mengniu Dairy Co. Ltd.	98,000	395,584
China Merchants Bank Co. Ltd.:
(A Shares)	36,300	177,082
(H Shares)	118,000	569,601
China Overseas Land and Investment Ltd.	114,000	289,120
China Resource Gas Group Ltd.	27,000	85,221
China Resources Cement Holdings Ltd.	72,000	32,596
China Resources Land Ltd.	96,000	447,049
China Resources Mixc Lifestyle Services Ltd. (b)	21,400	113,454
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	2,400	20,495
China Ruyi Holdings Ltd. (a)	168,000	40,896
China Southern Airlines Ltd. (A Shares) (a)	52,900	59,378
China Three Gorges Renewables Group Co. Ltd. (A Shares)	67,000	52,632
China Vanke Co. Ltd.:
(A Shares)	7,300	15,997
(H Shares)	80,000	125,064
CITIC Pacific Ltd.	175,000	219,676
Cmoc Group Ltd.:
(A Shares)	20,600	17,820
(H Shares)	132,000	80,919
Contemporary Amperex Technology Co. Ltd.	7,740	259,604
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	56,900	91,732
(H Shares)	34,500	40,072
Country Garden Services Holdings Co. Ltd.	69,000	108,437
CSPC Pharmaceutical Group Ltd.	279,280	284,390
Dali Foods Group Co. Ltd. (b)	75,500	31,420
ENN Energy Holdings Ltd.	24,700	338,677
ENN Natural Gas Co. Ltd. (A Shares)	4,000	11,768
Far East Horizon Ltd.	47,000	42,282
Far East Horizon Ltd. rights (a)	394	0
Fosun International Ltd.	75,500	52,950
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	1,820	17,168
(H Shares) (b)	13,440	88,674
GEM Co. Ltd. (A Shares)	8,600	8,758
Genscript Biotech Corp. (a)	38,000	100,448
GoodWe Technologies Co. Ltd. (A Shares)	202	7,619
Greentown Service Group Co. Ltd.	42,000	25,801
Guangzhou Baiyunshan Pharma Health (A Shares)	3,600	17,455
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	7,114
Hansoh Pharmaceutical Group Co. Ltd. (b)	36,000	65,675
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	9,100	32,880
Huadong Medicine Co. Ltd. (A Shares)	2,800	16,811
Huatai Securities Co. Ltd. (A Shares)	42,700	86,981
Huaxin Cement Co. Ltd. (A Shares)	800	1,711
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,600	49,649
Jafron Biomedical Co. Ltd. (A Shares)	1,800	7,506
Jiangsu Eastern Shenghong Co. Ltd.	7,300	13,405
Jiangsu Expressway Co. Ltd. (H Shares)	38,000	38,492
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	6,100	12,916
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	1,300	2,439
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	900	4,796
Keda Industrial Group Co. Ltd.	3,000	5,466
Kingdee International Software Group Co. Ltd. (a)	77,000	118,400
Kunlun Energy Co. Ltd.	126,000	116,803
Lenovo Group Ltd.	228,000	233,261
Li Auto, Inc. Class A (a)	33,930	401,862
Livzon Pharmaceutical Group, Inc. (A Shares)	400	2,073
Longfor Properties Co. Ltd. (b)	56,500	154,612
Meituan Class B (a)(b)	150,420	2,570,747
Microport Scientific Corp. (a)	21,300	47,262
Ming Yang Smart Energy Group Ltd. (A Shares)	3,900	11,692
NetEase, Inc.	59,500	1,059,243
Orient Securities Co. Ltd. (A Shares)	10,100	15,700
Ovctek China, Inc. (A Shares)	1,640	7,692
Pharmaron Beijing Co. Ltd.:
(A Shares)	2,700	19,157
(H Shares) (b)	5,400	23,411
Ping An Healthcare and Technology Co. Ltd. (a)(b)	17,700	44,245
Pop Mart International Group Ltd. (b)	18,600	45,120
Postal Savings Bank of China Co. Ltd.	12,500	9,987
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	292,000	190,382
Prosus NV	24,338	1,821,299
Pylon Technologies Co. Ltd. (Series A)	263	9,241
SF Holding Co. Ltd. (A Shares)	8,400	68,689
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	9,200	4,525
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	77,200	131,733
Shanghai Electric Group Co. Ltd. (A Shares) (a)	13,400	9,109
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,700	17,024
(H Shares)	17,000	48,596
Shanghai M&G Stationery, Inc. (A Shares)	1,200	8,060
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	6,306
(H Shares)	31,800	64,649
Shanghai Putailai New Energy Technology Co. Ltd.	3,300	25,004
Shenzhen Inovance Technology Co. Ltd. (A Shares)	4,600	41,202
Shenzhen International Holdings Ltd.	42,323	38,102
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,200	99,461
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	1,400	3,812
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	4,900	2,452
Sinopharm Group Co. Ltd. (H Shares)	42,000	148,776
SKSHU Paint Co. Ltd. (A Shares) (a)	620	9,211
Sungrow Power Supply Co. Ltd. (A Shares)	2,900	47,478
Tencent Holdings Ltd.	189,100	8,399,088
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	3,100	6,188
Tongcheng Travel Holdings Ltd. (a)	37,200	79,132
Topchoice Medical Corp. (a)	500	8,648
Uni-President China Holdings Ltd.	38,000	37,942
Unisplendour Corp. Ltd. (A Shares)	5,200	22,351
Vipshop Holdings Ltd. ADR (a)	12,903	202,577
Want Want China Holdings Ltd.	153,000	97,577
Weichai Power Co. Ltd.:
(A Shares)	36,600	61,122
(H Shares)	29,000	42,866
WuXi AppTec Co. Ltd.	3,776	37,012
WuXi AppTec Co. Ltd. (H Shares) (b)	12,180	107,122
Wuxi Biologics (Cayman), Inc. (a)(b)	108,500	646,968
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	15,218	12,480
Xinyi Solar Holdings Ltd.	151,494	162,871
XPeng, Inc. Class A (a)	26,316	125,657
Yadea Group Holdings Ltd. (b)	38,000	88,845
Yihai International Holding Ltd.	16,000	42,465
Yum China Holdings, Inc.	12,599	770,807
Yunnan Baiyao Group Co. Ltd. (A Shares)	2,520	21,227
Yunnan Energy New Material Co. Ltd.	2,000	30,186
Zhejiang Chint Electric Co. Ltd. (A Shares)	3,900	14,739
Zhejiang Expressway Co. Ltd. (H Shares)	48,000	39,833
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	2,958	22,337
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	2,600	12,074
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,100	6,726
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	1,300	3,217
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	25,000	13,646
ZTO Express, Inc. sponsored ADR	13,053	361,307
TOTAL CHINA		33,723,324
Colombia - 0.0%
Bancolombia SA	4,385	33,602
Interconexion Electrica SA ESP	12,826	49,688
TOTAL COLOMBIA		83,290
Czech Republic - 0.0%
Komercni Banka A/S	2,271	73,224
MONETA Money Bank A/S (b)	7,833	28,722
TOTAL CZECH REPUBLIC		101,946
Denmark - 3.2%
A.P. Moller - Maersk A/S:
Series A	90	160,322
Series B	155	280,171
Chr. Hansen Holding A/S	3,280	254,952
Coloplast A/S Series B	3,592	516,670
Demant A/S (a)	2,847	121,801
Genmab A/S (a)	1,991	818,231
Novo Nordisk A/S Series B	50,292	8,366,300
Novozymes A/S Series B	6,197	321,920
ORSTED A/S (b)	5,722	513,115
Pandora A/S	2,818	260,033
Vestas Wind Systems A/S	30,629	847,523
TOTAL DENMARK		12,461,038
Egypt - 0.0%
Commercial International Bank SAE	69,994	120,961
Commercial International Bank SAE GDR	9,286	11,236
TOTAL EGYPT		132,197
Finland - 1.0%
Elisa Corp. (A Shares)	4,266	264,744
Kesko Oyj	8,474	176,525
Neste OYJ	12,850	622,165
Nordea Bank ABP	100,655	1,117,162
Orion Oyj (B Shares)	3,202	150,375
Sampo Oyj (A Shares)	14,600	739,393
Stora Enso Oyj (R Shares)	17,148	217,297
UPM-Kymmene Corp.	16,146	514,168
Wartsila Corp.	14,020	162,211
TOTAL FINLAND		3,964,040
France - 8.7%
Accor SA	5,232	185,176
Air Liquide SA	15,903	2,860,794
Alstom SA	9,957	250,265
AXA SA	57,121	1,864,439
bioMerieux SA	1,328	138,869
BNP Paribas SA	33,723	2,178,957
Bouygues SA	6,911	252,826
Bureau Veritas SA	8,847	254,826
Carrefour SA	18,238	379,361
Compagnie Generale des Etablissements Michelin SCA Series B	20,496	652,748
Covivio	1,305	74,056
Covivio rights (a)(d)	1,305	5,392
Danone SA	19,461	1,288,000
Eiffage SA	2,481	294,979
EssilorLuxottica SA	8,814	1,742,359
Gecina SA	1,457	161,992
Kering SA	2,268	1,448,734
Klepierre SA	6,351	160,678
L'Oreal SA	7,332	3,496,244
LVMH Moet Hennessy Louis Vuitton SE	8,409	8,088,460
Orange SA	60,316	785,068
Publicis Groupe SA	6,883	562,734
SEB SA	757	86,584
Societe Generale Series A	24,408	592,828
Teleperformance	1,791	356,809
TotalEnergies SE	75,568	4,828,791
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	3,697	197,739
Valeo SA	6,522	126,951
Vivendi SA	22,284	244,418
Worldline SA (a)(b)	7,188	311,908
TOTAL FRANCE		33,872,985
Germany - 3.9%
adidas AG	4,912	865,032
Allianz SE	12,263	3,079,323
Bayerische Motoren Werke AG (BMW)	10,026	1,120,674
Beiersdorf AG	3,049	425,337
Brenntag SE	4,739	385,272
Carl Zeiss Meditec AG	1,199	160,919
Commerzbank AG	32,214	357,273
Deutsche Borse AG	5,766	1,099,626
Evonik Industries AG	6,085	132,492
GEA Group AG	4,722	221,343
HeidelbergCement AG	4,405	332,781
HelloFresh AG (a)	5,032	134,350
Henkel AG & Co. KGaA	3,053	225,395
LEG Immobilien AG	2,235	138,850
Merck KGaA	3,909	700,156
MTU Aero Engines AG	1,647	431,385
Puma AG	3,245	189,367
SAP SE	31,717	4,291,824
Symrise AG	4,076	492,473
Telefonica Deutschland Holding AG	30,296	102,319
Zalando SE (a)(b)	6,910	283,017
TOTAL GERMANY		15,169,208
Greece - 0.1%
Alpha Bank SA (a)	68,202	85,297
Eurobank Ergasias Services and Holdings SA (a)	82,010	115,670
Mytilineos SA	2,799	81,115
Terna Energy SA	1,885	41,708
TOTAL GREECE		323,790
Hong Kong - 1.8%
AIA Group Ltd.	358,600	3,904,105
Hang Seng Bank Ltd.	22,700	336,479
HKT Trust/HKT Ltd. unit	113,000	148,513
Hong Kong & China Gas Co. Ltd.	348,356	309,316
MTR Corp. Ltd.	45,048	225,083
Prudential PLC	83,438	1,276,688
Sino Biopharmaceutical Ltd.	320,750	178,049
Sino Land Ltd.	108,219	145,833
Swire Pacific Ltd. (A Shares)	15,500	123,041
Swire Properties Ltd.	38,400	103,209
Vinda International Holdings Ltd.	11,000	28,741
WH Group Ltd. (b)	249,000	138,628
TOTAL HONG KONG		6,917,685
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	12,130	98,243
OTP Bank PLC	6,777	206,182
TOTAL HUNGARY		304,425
India - 3.4%
Adani Green Energy Ltd. (a)	9,979	116,615
Adani Total Gas Ltd.	8,661	100,466
Asian Paints Ltd.	11,610	413,617
Axis Bank Ltd.	69,177	730,997
Berger Paints India Ltd.	7,942	59,493
Britannia Industries Ltd.	3,296	183,972
Colgate-Palmolive Ltd.	3,582	70,018
Dabur India Ltd.	18,158	118,640
Eicher Motors Ltd.	4,207	170,539
GAIL India Ltd.	67,330	88,595
Grasim Industries Ltd.	8,051	169,965
Havells India Ltd.	7,518	113,525
HCL Technologies Ltd.	28,709	375,739
Hero Motocorp Ltd.	3,280	102,966
Hindalco Industries Ltd.	41,067	220,575
Hindustan Unilever Ltd.	24,939	751,448
Housing Development Finance Corp. Ltd.	52,511	1,791,035
ICICI Prudential Life Insurance Co. Ltd. (b)	11,483	61,254
Indraprastha Gas Ltd.	8,679	52,769
Info Edge India Ltd.	2,166	100,606
Infosys Ltd.	102,122	1,577,320
Kotak Mahindra Bank Ltd.	17,000	405,028
Lupin Ltd.	5,820	50,629
Mahindra & Mahindra Ltd.	26,362	397,052
Marico Ltd.	16,681	101,556
Nestle India Ltd.	1,016	270,947
PI Industries Ltd.	2,231	92,627
Reliance Industries Ltd.	92,467	2,748,904
Shree Cement Ltd.	323	96,408
Shriram Transport Finance Co. Ltd.	6,844	111,971
Siemens Ltd.	2,152	91,055
State Bank of India	54,803	389,591
Tata Consultancy Services Ltd.	27,760	1,098,696
UPL Ltd.	14,200	129,011
Zomato Ltd. (a)	91,093	72,920
TOTAL INDIA		13,426,549
Indonesia - 0.5%
PT Aneka Tambang Tbk	290,000	41,718
PT Bank Central Asia Tbk	1,685,700	1,043,198
PT Bank Negara Indonesia (Persero) Tbk	229,800	148,094
PT Barito Pacific Tbk	972,468	55,455
PT Indah Kiat Pulp & Paper Tbk	75,300	40,012
PT Kalbe Farma Tbk	622,900	90,186
PT Merdeka Copper Gold Tbk (a)	349,818	94,366
PT Telkom Indonesia Persero Tbk	1,492,500	432,301
PT Unilever Indonesia Tbk	235,700	70,795
TOTAL INDONESIA		2,016,125
Ireland - 0.6%
CRH PLC	22,681	1,094,448
Kerry Group PLC Class A	4,808	505,635
Kingspan Group PLC (Ireland)	4,658	321,817
Smurfit Kappa Group PLC	7,407	273,746
TOTAL IRELAND		2,195,646
Israel - 0.1%
Bank Leumi le-Israel BM	47,441	372,276
Italy - 1.0%
Amplifon SpA	3,794	139,131
Coca-Cola HBC AG	6,173	188,052
Enel SpA	247,124	1,688,380
Intesa Sanpaolo SpA	490,786	1,290,468
Nexi SpA (a)(b)	18,641	154,177
Prysmian SpA	7,697	314,403
TOTAL ITALY		3,774,611
Japan - 13.3%
AEON Co. Ltd.	20,200	411,716
Ajinomoto Co., Inc.	13,800	496,308
Ana Holdings, Inc. (a)	4,800	104,703
Asahi Kasei Corp.	37,200	262,750
Astellas Pharma, Inc.	55,400	834,577
Azbil Corp.	3,500	97,884
Bridgestone Corp.	17,400	698,755
Chugai Pharmaceutical Co. Ltd.	20,200	521,274
Dai Nippon Printing Co. Ltd.	6,700	192,599
Dai-ichi Mutual Life Insurance Co.	29,700	552,443
Daifuku Co. Ltd.	9,600	176,878
Daiichi Sankyo Kabushiki Kaisha	53,200	1,825,538
Daikin Industries Ltd.	7,600	1,380,396
Daiwa House Industry Co. Ltd.	18,100	461,341
DENSO Corp.	13,200	796,800
Eisai Co. Ltd.	7,600	438,545
FANUC Corp.	29,100	982,742
Fast Retailing Co. Ltd.	5,300	1,255,049
FUJIFILM Holdings Corp.	10,900	568,108
Fujitsu Ltd.	6,000	799,664
Hankyu Hanshin Holdings, Inc.	6,900	215,427
Hikari Tsushin, Inc.	600	81,867
Hirose Electric Co. Ltd.	900	121,463
Hitachi Construction Machinery Co. Ltd.	3,500	86,247
Hoshizaki Corp.	3,400	119,752
Hoya Corp.	10,800	1,132,434
Hulic Co. Ltd.	12,200	105,043
Ibiden Co. Ltd.	3,400	133,777
INPEX Corp.	31,200	341,423
Isuzu Motors Ltd.	17,300	204,296
Itochu Corp.	36,100	1,197,612
Japan Real Estate Investment Corp.	37	146,609
JFE Holdings, Inc.	14,500	171,539
JSR Corp.	5,200	120,658
Kajima Corp.	13,200	174,643
Kao Corp.	14,100	569,760
KDDI Corp.	48,800	1,523,445
Keio Corp.	3,300	122,562
Kikkoman Corp.	4,300	254,705
Komatsu Ltd.	28,000	696,356
Kubota Corp.	30,500	462,167
Kurita Water Industries Ltd.	3,100	129,918
LIXIL Group Corp.	8,600	135,373
Marubeni Corp.	46,800	664,242
Mazda Motor Corp.	17,800	161,081
McDonald's Holdings Co. (Japan) Ltd.	2,800	116,649
Meiji Holdings Co. Ltd.	6,600	159,256
Mitsubishi Chemical Holdings Corp.	37,800	221,759
Mitsubishi Estate Co. Ltd.	33,900	417,794
Mitsui & Co. Ltd.	43,500	1,358,014
Mitsui Chemicals, Inc.	5,500	139,156
MS&AD Insurance Group Holdings, Inc.	13,000	426,690
Murata Manufacturing Co. Ltd.	17,400	987,209
Nintendo Co. Ltd.	33,490	1,415,870
Nippon Building Fund, Inc.	46	192,888
Nippon Express Holdings, Inc.	2,300	134,969
Nippon Paint Holdings Co. Ltd.	25,800	232,774
Nippon Prologis REIT, Inc.	64	145,797
Nippon Steel & Sumitomo Metal Corp.	24,400	521,121
Nippon Yusen KK	15,000	354,584
Nissin Food Holdings Co. Ltd.	1,900	183,183
Nitori Holdings Co. Ltd.	2,400	305,606
Nitto Denko Corp.	4,300	277,987
Nomura Holdings, Inc.	86,700	310,811
Nomura Real Estate Holdings, Inc.	3,900	97,184
Nomura Research Institute Ltd.	12,300	309,462
NTT Data Corp.	19,000	258,080
Obayashi Corp.	20,700	172,571
Odakyu Electric Railway Co. Ltd.	9,400	131,302
OMRON Corp.	5,600	328,491
Open House Group Co. Ltd.	2,400	95,935
Oriental Land Co. Ltd.	30,300	1,072,292
ORIX Corp.	36,700	624,360
Osaka Gas Co. Ltd.	11,700	193,532
Pan Pacific International Holdings Ltd.	11,900	222,374
Panasonic Holdings Corp.	66,900	630,117
Rakuten Group, Inc.	27,600	137,668
Recruit Holdings Co. Ltd.	43,700	1,225,943
ROHM Co. Ltd.	2,700	203,278
SCSK Corp.	4,900	73,979
Sekisui Chemical Co. Ltd.	11,500	163,673
Sekisui House Ltd.	19,000	390,615
Seven & i Holdings Co. Ltd.	22,800	1,033,238
SG Holdings Co. Ltd.	8,600	123,753
Sharp Corp.	6,300	44,900
Shimadzu Corp.	7,400	231,448
SHIMIZU Corp.	17,100	104,430
Shin-Etsu Chemical Co. Ltd.	56,200	1,603,713
Shionogi & Co. Ltd.	8,100	362,593
SoftBank Corp.	87,100	980,643
Sompo Holdings, Inc.	9,500	396,431
Sony Group Corp.	38,300	3,465,145
Sumitomo Chemical Co. Ltd.	46,500	157,134
Sumitomo Electric Industries Ltd.	21,500	274,389
Sumitomo Metal Mining Co. Ltd.	7,600	280,506
Sumitomo Mitsui Trust Holdings, Inc.	10,000	360,477
Sumitomo Realty & Development Co. Ltd.	9,500	221,818
Suntory Beverage & Food Ltd.	4,200	158,111
Sysmex Corp.	5,100	328,048
Taisei Corp.	5,700	193,862
TDK Corp.	12,000	412,547
Terumo Corp.	19,500	583,943
Tobu Railway Co. Ltd.	5,900	150,602
Tokyo Electron Ltd.	13,600	1,557,275
Tokyo Gas Co. Ltd.	11,800	241,700
Tokyu Corp.	16,100	227,268
Toray Industries, Inc.	41,800	236,893
Tosoh Corp.	8,400	112,226
Toto Ltd.	4,300	147,068
Unicharm Corp.	12,200	492,513
USS Co. Ltd.	5,800	97,463
West Japan Railway Co.	6,600	286,056
Yamaha Corp.	4,300	169,461
Yamaha Motor Co. Ltd.	9,100	235,974
Yaskawa Electric Corp.	7,200	293,225
Yokogawa Electric Corp.	7,300	118,558
Z Holdings Corp.	80,500	220,509
ZOZO, Inc.	3,900	82,073
TOTAL JAPAN		52,149,435
Korea (South) - 1.9%
AMOREPACIFIC Corp.	870	80,526
BGF Retail Co. Ltd.	270	37,684
Celltrion Healthcare Co. Ltd.	2,678	139,649
CJ CheilJedang Corp.	276	63,938
CJ Corp.	465	31,851
Coway Co. Ltd.	1,778	65,308
Delivery Hero AG (a)(b)	5,326	212,037
Doosan Bobcat, Inc.	1,486	57,035
Hana Financial Group, Inc.	9,190	288,898
Hanwha Solutions Corp. (a)	3,146	113,247
HMM Co. Ltd.	7,917	121,315
Hyundai Engineering & Construction Co. Ltd.	2,492	76,703
Hyundai Glovis Co. Ltd.	542	66,514
Hyundai Mipo Dockyard Co. Ltd. (a)	691	38,052
Kakao Corp.	9,383	411,040
KB Financial Group, Inc.	11,888	441,412
Korea Zinc Co. Ltd.	276	106,125
Korean Air Lines Co. Ltd.	5,297	90,899
LG Chemical Ltd.	1,514	841,335
LG Corp.	2,894	189,492
LG Display Co. Ltd.	7,392	82,437
LG Electronics, Inc.	3,261	267,893
LG H & H Co. Ltd.	255	119,118
Lotte Chemical Corp.	625	78,804
NAVER Corp.	3,950	572,485
NCSOFT Corp.	495	140,127
Netmarble Corp. (b)	698	34,001
POSCO Chemtech Co. Ltd.	828	208,505
S1 Corp.	432	18,874
Samsung Engineering Co. Ltd. (a)	4,641	101,340
Samsung Life Insurance Co. Ltd.	2,402	119,129
Samsung SDI Co. Ltd.	1,668	865,988
Samsung SDS Co. Ltd.	1,121	98,607
Samsung Securities Co. Ltd.	2,120	53,837
Shinhan Financial Group Co. Ltd.	13,821	361,983
SK Biopharmaceuticals Co. Ltd. (a)	830	42,937
SK IE Technology Co. Ltd. (a)(b)	735	42,749
SK Innovation Co., Ltd.	1,671	217,565
SK, Inc.	1,076	131,270
SKC Co. Ltd.	599	44,756
Woori Financial Group, Inc.	17,313	152,333
Yuhan Corp.	1,812	78,164
TOTAL KOREA (SOUTH)		7,305,962
Kuwait - 0.1%
Kuwait Finance House KSCP	244,948	594,685
Malaysia - 0.5%
AMMB Holdings Bhd	61,600	49,956
Axiata Group Bhd	93,904	63,095
CelcomDigi Bhd	93,200	92,047
CIMB Group Holdings Bhd	205,805	233,820
Hap Seng Consolidated Bhd	21,700	24,064
IHH Healthcare Bhd	55,400	71,292
Kuala Lumpur Kepong Bhd	13,800	66,655
Malayan Banking Bhd	142,840	277,578
Malaysia Airports Holdings Bhd	15,500	24,532
Maxis Bhd	78,300	77,350
MISC Bhd	45,700	74,893
Nestle (Malaysia) Bhd	2,300	70,288
Petronas Dagangan Bhd	9,600	48,784
Petronas Gas Bhd	24,800	94,000
PPB Group Bhd	21,100	76,928
Press Metal Aluminium Holdings	113,400	131,406
Public Bank Bhd	434,100	379,078
QL Resources Bhd	30,200	38,267
RHB Bank Bhd	42,668	52,485
Sime Darby Bhd	81,000	39,468
Telekom Malaysia Bhd	30,295	33,753
Top Glove Corp. Bhd (a)	172,200	37,974
TOTAL MALAYSIA		2,057,713
Mexico - 0.9%
America Movil S.A.B. de CV Series L	834,500	899,967
Arca Continental S.A.B. de CV	12,900	122,761
CEMEX S.A.B. de CV unit (a)	468,400	281,360
Coca-Cola FEMSA S.A.B. de CV unit	15,435	127,424
Fomento Economico Mexicano S.A.B. de CV unit	59,600	579,840
Gruma S.A.B. de CV Series B	5,790	90,630
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,820	167,046
Grupo Bimbo S.A.B. de CV Series A	40,700	217,993
Grupo Financiero Banorte S.A.B. de CV Series O	78,700	680,568
Grupo Televisa SA de CV	78,300	79,434
Industrias Penoles SA de CV (a)	4,310	66,232
Kimberly-Clark de Mexico SA de CV Series A	45,300	102,747
Orbia Advance Corp. S.A.B. de CV	29,300	67,499
TOTAL MEXICO		3,483,501
Netherlands - 3.3%
Akzo Nobel NV	5,557	460,102
ASML Holding NV (Netherlands)	12,248	7,739,997
IMCD NV	1,698	254,834
ING Groep NV (Certificaten Van Aandelen)	113,138	1,396,268
JDE Peet's BV	3,116	94,765
Koninklijke Ahold Delhaize NV	31,679	1,089,799
Koninklijke KPN NV	101,478	370,079
NN Group NV	8,391	312,239
Randstad NV	3,692	200,238
Wolters Kluwer NV	7,830	1,036,639
TOTAL NETHERLANDS		12,954,960
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	37,740	206,640
Fisher & Paykel Healthcare Corp.	17,452	299,353
Mercury Nz Ltd.	20,221	79,427
Meridian Energy Ltd.	39,601	134,116
Spark New Zealand Ltd.	56,293	182,398
Xero Ltd. (a)	4,189	261,502
TOTAL NEW ZEALAND		1,163,436
Norway - 0.7%
Aker BP ASA	9,687	231,334
DNB Bank ASA	27,979	491,475
Equinor ASA	28,783	828,692
Gjensidige Forsikring ASA	5,758	100,118
Mowi ASA	12,910	246,036
Norsk Hydro ASA	41,660	306,579
Orkla ASA	23,648	169,975
Salmar ASA	1,989	88,186
Telenor ASA	21,803	271,999
TOTAL NORWAY		2,734,394
Peru - 0.1%
Credicorp Ltd. (United States)	2,222	301,037
Philippines - 0.2%
Ayala Corp.	6,980	80,707
JG Summit Holdings, Inc.	95,813	87,804
Monde Nissin Corp. (b)	214,300	36,171
SM Investments Corp.	7,805	126,259
SM Prime Holdings, Inc.	344,400	211,198
Universal Robina Corp.	29,280	77,785
TOTAL PHILIPPINES		619,924
Poland - 0.3%
Bank Polska Kasa Opieki SA	5,871	135,388
CD Projekt RED SA	1,979	53,872
KGHM Polska Miedz SA (Bearer)	4,048	116,127
Polski Koncern Naftowy Orlen SA	19,578	298,320
Powszechna Kasa Oszczednosci Bank SA	26,368	203,172
Powszechny Zaklad Ubezpieczen SA	18,525	170,469
Santander Bank Polska SA	1,058	85,970
TOTAL POLAND		1,063,318
Portugal - 0.1%
Galp Energia SGPS SA Class B	15,349	185,875
Jeronimo Martins SGPS SA	8,496	214,384
TOTAL PORTUGAL		400,259
Qatar - 0.2%
Qatar Fuel Co. (a)	16,336	74,230
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	84,301	91,712
Qatar National Bank SAQ (a)	138,678	585,191
The Commercial Bank of Qatar (a)	100,940	162,558
TOTAL QATAR		913,691
Romania - 0.0%
NEPI Rockcastle PLC	14,468	87,429
Russia - 0.1%
Gazprom OAO (e)	372,050	45,296
LUKOIL PJSC (e)	13,192	4,751
Mobile TeleSystems OJSC sponsored ADR (a)(e)	14,384	14,326
Moscow Exchange MICEX-RTS OAO (e)	49,350	11,037
Novatek PJSC GDR (Reg. S) (a)(e)	2,894	127,336
Novolipetsk Steel OJSC (a)(e)	47,040	525
PhosAgro PJSC:
GDR (Reg. S) (a)(e)	4,171	86
sponsored GDR (Reg. S) (e)	26	1
Polyus PJSC (a)(e)	1,031	2,821
TOTAL RUSSIA		206,179
Saudi Arabia - 0.5%
ACWA Power Co.	2,562	106,969
Bank Albilad	15,354	169,272
Dr Sulaiman Al Habib Medical Services Group Co.	2,742	209,815
Saudi Arabian Oil Co. (b)	73,329	703,827
Saudi Basic Industries Corp.	27,024	665,027
Saudi Electricity Co.	26,306	169,730
TOTAL SAUDI ARABIA		2,024,640
Singapore - 0.5%
Capitaland Ascott Trust unit (d)	4,572	3,712
CapitaLand Investment Ltd.	80,201	224,501
CapitaMall Trust	160,509	245,087
City Developments Ltd.	13,600	71,146
Grab Holdings Ltd. (a)	38,797	112,899
Keppel Corp. Ltd.	44,500	206,631
Seatrium Ltd. (a)	49,284	4,596
Singapore Airlines Ltd.	43,100	189,566
Singapore Exchange Ltd.	27,100	195,029
United Overseas Bank Ltd.	35,400	751,824
UOL Group Ltd.	12,600	65,733
TOTAL SINGAPORE		2,070,724
South Africa - 1.5%
Absa Group Ltd.	26,032	252,799
Anglo American Platinum Ltd.	1,636	96,879
Aspen Pharmacare Holdings Ltd.	11,270	112,623
Bid Corp. Ltd.	10,329	235,067
Bidvest Group Ltd./The	8,538	116,944
Capitec Bank Holdings Ltd.	2,591	225,618
Clicks Group Ltd.	7,543	110,239
Discovery Ltd. (a)	13,974	109,829
FirstRand Ltd.	151,539	533,172
Gold Fields Ltd.	27,529	428,993
Growthpoint Properties Ltd.	107,074	74,514
Impala Platinum Holdings Ltd.	26,325	256,295
Kumba Iron Ore Ltd.	2,103	51,012
Mr Price Group Ltd.	8,489	69,805
MTN Group Ltd.	50,818	356,483
MultiChoice Group Ltd.	11,581	72,484
Naspers Ltd. Class N	6,606	1,177,722
Nedbank Group Ltd.	13,659	157,591
Northam Platinum Holdings Ltd. (a)	10,974	107,409
Old Mutual Ltd.	152,050	96,587
Remgro Ltd.	15,636	119,694
Sanlam Ltd.	53,106	163,825
Sasol Ltd.	17,572	228,824
Shoprite Holdings Ltd.	15,416	187,891
Standard Bank Group Ltd.	40,456	378,828
Vodacom Group Ltd.	20,365	139,418
TOTAL SOUTH AFRICA		5,860,545
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	183,075	1,340,290
Iberdrola SA	187,013	2,423,333
Industria de Diseno Textil SA	33,091	1,136,186
Naturgy Energy Group SA	4,642	144,755
Red Electrica Corporacion SA	11,983	217,933
Repsol SA	41,638	612,281
TOTAL SPAIN		5,874,778
Sweden - 2.0%
Alfa Laval AB	8,769	321,087
ASSA ABLOY AB (B Shares)	30,456	724,347
Atlas Copco AB:
(A Shares)	81,949	1,183,480
(B Shares)	46,978	601,480
Boliden AB	8,221	293,566
Electrolux AB (B Shares)	6,541	98,577
Epiroc AB:
(A Shares)	19,722	395,092
(B Shares)	12,082	207,472
EQT AB	11,000	235,767
Ericsson (B Shares)	88,372	486,549
Essity AB (B Shares)	18,521	561,136
H&M Hennes & Mauritz AB (B Shares)	22,070	323,564
Holmen AB (B Shares)	2,906	109,750
Husqvarna AB (B Shares)	13,341	114,871
Nibe Industrier AB (B Shares)	45,983	513,411
Sandvik AB	32,312	656,950
SKF AB (B Shares)	11,698	211,373
Svenska Cellulosa AB SCA (B Shares)	18,125	248,234
Tele2 AB (B Shares)	17,440	185,283
Telia Co. AB	79,433	221,155
TOTAL SWEDEN		7,693,144
Switzerland - 3.3%
ABB Ltd. (Reg.)	47,674	1,719,775
Adecco SA (Reg.)	4,862	166,065
Clariant AG (Reg.)	6,326	105,168
Compagnie Financiere Richemont SA Series A	15,846	2,619,358
DSM-Firmenich AG	5,385	704,690
Geberit AG (Reg.)	1,092	619,148
Givaudan SA	280	977,972
Kuehne & Nagel International AG	1,647	486,260
Lindt & Spruengli AG	3	368,518
Lindt & Spruengli AG (participation certificate)	34	419,175
Lonza Group AG	2,259	1,408,803
SGS SA (Reg.)	4,825	434,863
Sika AG	4,428	1,223,116
Sonova Holding AG	1,564	493,075
Straumann Holding AG	3,372	507,320
Swiss Life Holding AG	935	613,814
Temenos Group AG	1,973	164,842
TOTAL SWITZERLAND		13,031,962
Taiwan - 5.4%
Acer, Inc.	84,000	82,801
Acer, Inc. rights 6/16/23 (a)(e)	45	0
AUO Corp.	199,400	110,669
Cathay Financial Holding Co. Ltd.	256,751	355,449
Chailease Holding Co. Ltd.	43,461	316,311
China Airlines Ltd.	91,000	56,413
China Steel Corp.	360,000	341,198
Chunghwa Telecom Co. Ltd.	114,000	471,384
CTBC Financial Holding Co. Ltd.	530,000	390,410
Delta Electronics, Inc.	59,000	577,558
E.SUN Financial Holdings Co. Ltd.	422,066	343,006
EVA Airways Corp.	85,000	74,485
Evergreen Marine Corp. (Taiwan)	30,157	159,164
Far Eastern New Century Corp.	94,000	97,643
Far EasTone Telecommunications Co. Ltd.	46,000	118,108
First Financial Holding Co. Ltd.	321,465	283,746
Fubon Financial Holding Co. Ltd.	223,843	430,798
Hotai Motor Co. Ltd.	9,000	193,865
Hua Nan Financial Holdings Co. Ltd.	279,357	199,348
MediaTek, Inc.	46,000	999,518
Mega Financial Holding Co. Ltd.	336,100	372,621
momo.com, Inc.	1,400	37,908
Nan Ya Plastics Corp.	143,000	363,191
President Chain Store Corp.	17,000	149,664
Sinopac Financial Holdings Co.	339,457	184,603
Taishin Financial Holdings Co. Ltd.	335,625	189,219
Taiwan Cement Corp.	185,887	234,334
Taiwan Cooperative Financial Holding Co. Ltd.	295,240	257,171
Taiwan High Speed Rail Corp.	56,000	56,591
Taiwan Mobile Co. Ltd.	54,000	181,822
Taiwan Semiconductor Manufacturing Co. Ltd.	748,000	12,240,384
The Shanghai Commercial & Savings Bank Ltd.	121,283	183,299
Uni-President Enterprises Corp.	150,000	359,352
United Microelectronics Corp.	359,000	576,997
Voltronic Power Technology Corp.	2,000	114,920
Wan Hai Lines Ltd.	22,460	47,718
Yang Ming Marine Transport Corp.	56,000	115,446
TOTAL TAIWAN		21,267,114
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	13,300	83,515
Advanced Information Service PCL NVDR	23,400	146,935
Airports of Thailand PCL:
(For. Reg.) (a)	33,200	71,335
NVDR (a)	92,700	199,179
Asset World Corp. PCL NVDR	247,500	38,543
B. Grimm Power PCL:
(For. Reg.)	13,000	14,825
NVDR	7,400	8,439
Bangkok Dusit Medical Services PCL:
(For. Reg.)	106,700	91,676
NVDR	216,700	186,188
Berli Jucker PCL NVDR	39,900	45,712
BTS Group Holdings PCL:
(For. Reg.)	90,133	20,449
NVDR	155,100	35,054
Bumrungrad Hospital PCL:
(For. Reg.)	6,200	43,305
NVDR	10,700	74,735
Central Pattana PCL:
(For. Reg.)	21,300	42,571
NVDR	37,600	75,149
Charoen Pokphand Foods PCL:
(For. Reg.)	53,600	31,912
NVDR	74,000	44,058
CP ALL PCL:
(For. Reg.)	50,100	95,220
NVDR	128,500	244,228
Energy Absolute PCL:
(For. Reg.)	20,900	41,614
NVDR	30,000	59,732
Home Product Center PCL:
(For. Reg.)	25,200	10,370
NVDR	140,600	57,860
Indorama Ventures PCL:
(For. Reg.)	10,900	10,890
NVDR	35,400	35,368
Intouch Holdings PCL:
(For. Reg.)	6,200	13,653
NVDR	28,300	62,321
Krungthai Card PCL NVDR	31,900	49,444
Minor International PCL:
warrants 2/15/24 (a)	878	80
(For. Reg.)	48,599	45,020
NVDR unit	47,868	44,343
Osotspa PCL NVDR	44,600	38,618
PTT Exploration and Production PCL:
(For. Reg.)	16,400	71,368
NVDR	25,000	108,792
PTT Global Chemical PCL:
(For. Reg.)	11,900	14,523
NVDR	53,700	65,535
PTT Oil & Retail Business PCL NVDR	102,300	66,620
SCB X PCL:
(For. Reg.)	5,700	17,341
NVDR	18,100	55,065
SCG Packaging PCL NVDR	45,700	59,071
Siam Cement PCL:
(For. Reg.)	4,600	42,392
NVDR	17,900	164,960
Thai Union Frozen Products PCL:
(For. Reg.)	27,600	11,171
NVDR	64,800	26,227
True Corp. PCL	251,125	58,825
True Corp. PCL NVDR	121,296	28,413
TOTAL THAILAND		2,852,644
Turkey - 0.1%
Koc Holding A/S	23,072	89,731
Turk Hava Yollari AO (a)	17,803	116,969
Turkiye Is Bankasi A/S Series C	115,692	64,414
Turkiye Petrol Rafinerileri A/S	29,645	101,044
Turkiye Sise ve Cam Fabrikalari A/S	42,177	79,924
TOTAL TURKEY		452,082
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	89,494	214,944
Abu Dhabi Islamic Bank	43,315	133,992
Aldar Properties PJSC	114,801	168,811
Emirates NBD Bank PJSC (a)	57,723	221,631
Emirates Telecommunications Corp.	104,830	685,107
First Abu Dhabi Bank PJSC	133,372	514,995
NMC Health PLC (a)	987	2
TOTAL UNITED ARAB EMIRATES		1,939,482
United Kingdom - 9.0%
Abrdn PLC	63,343	169,323
Ashtead Group PLC	13,277	763,712
Associated British Foods PLC	10,876	267,354
AstraZeneca PLC (United Kingdom)	47,065	6,926,226
Barratt Developments PLC	30,932	194,369
Berkeley Group Holdings PLC	3,377	188,733
British Land Co. PLC	25,302	127,257
BT Group PLC	214,274	427,765
Bunzl PLC	10,245	407,378
Burberry Group PLC	11,596	377,594
CNH Industrial NV	30,974	434,990
Coca-Cola European Partners PLC	6,214	400,617
Compass Group PLC	53,346	1,407,319
Croda International PLC	4,206	368,955
DCC PLC (United Kingdom)	2,942	182,797
HSBC Holdings PLC (United Kingdom)	606,692	4,372,641
Informa PLC	42,747	388,197
InterContinental Hotel Group PLC	5,420	372,661
Intertek Group PLC	4,965	259,325
J Sainsbury PLC	54,236	188,397
Johnson Matthey PLC	5,557	137,126
Kingfisher PLC	60,443	195,902
Land Securities Group PLC	20,883	176,942
Legal & General Group PLC	180,297	530,443
Lloyds Banking Group PLC	2,042,799	1,241,045
National Grid PLC	111,228	1,594,779
Next PLC	3,869	327,723
Ocado Group PLC (a)	17,832	113,217
Pearson PLC	20,283	225,664
Persimmon PLC	9,686	159,952
Reckitt Benckiser Group PLC	21,733	1,756,240
RELX PLC (London Stock Exchange)	58,242	1,936,756
Rentokil Initial PLC	76,440	608,558
Schroders PLC	27,520	167,983
Segro PLC	36,165	379,420
Spirax-Sarco Engineering PLC	2,216	308,852
St. James's Place PLC	16,680	252,914
Taylor Wimpey PLC	106,482	171,559
Tesco PLC	223,463	790,043
Unilever PLC	77,019	4,288,582
Vodafone Group PLC	785,749	943,784
Whitbread PLC	6,083	248,227
WPP PLC	33,000	384,596
TOTAL UNITED KINGDOM		35,165,917
United States of America - 3.4%
GSK PLC	123,486	2,226,843
James Hardie Industries PLC CDI	13,461	300,384
Roche Holding AG (participation certificate)	21,339	6,682,099
Schneider Electric SA	16,448	2,868,398
Swiss Re Ltd.	9,174	920,838
Tenaris SA	14,288	204,394
TOTAL UNITED STATES OF AMERICA		13,202,956
TOTAL COMMON STOCKS (Cost $382,909,637)		377,470,450

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	157,255	436,662
Companhia Energetica de Minas Gerais (CEMIG) (PN)	45,568	112,828
Gerdau SA	36,225	182,875
Itau Unibanco Holding SA	144,000	748,322
TOTAL BRAZIL		1,480,687
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,271	289,142
Colombia - 0.0%
Bancolombia SA (PN)	17,917	110,980
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,841	195,253
Henkel AG & Co. KGaA	5,492	444,020
TOTAL GERMANY		639,273
Korea (South) - 0.0%
LG Chemical Ltd.	199	58,258
LG H & H Co. Ltd.	60	12,026
TOTAL KOREA (SOUTH)		70,284
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,743,918)		2,590,366

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $198,505)	200,000	198,389

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	8,019,976	8,021,580
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	59,394	59,400
TOTAL MONEY MARKET FUNDS (Cost $8,080,980)		8,080,980

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $393,933,040)	388,340,185
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,673,789
NET ASSETS - 100.0%	391,013,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	68	Jun 2023	7,308,640	146,866	146,866
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	60	Jun 2023	2,952,600	(24,927)	(24,927)
TME S&P/TSX 60 Index Contracts (Canada)	4	Jun 2023	737,203	10,726	10,726

TOTAL FUTURES CONTRACTS					132,665
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,331,350 or 1.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,389.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	10,183,079	17,014,760	19,176,259	90,142	-	-	8,021,580	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	4,676,936	2,701,251	7,318,787	7,533	-	-	59,400	0.0%
Total	14,860,015	19,716,011	26,495,046	97,675	-	-	8,080,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	27,283,160	5,204,482	22,064,352	14,326
Consumer Discretionary	49,221,690	10,855,513	38,366,177	-
Consumer Staples	30,951,361	13,141,111	17,810,250	-
Energy	18,590,996	7,255,543	11,158,070	177,383
Financials	75,262,626	27,652,335	47,599,254	11,037
Health Care	42,084,216	4,751,427	37,332,789	-
Industrials	46,399,913	20,751,006	25,648,907	-
Information Technology	40,557,831	10,046,624	30,511,207	-
Materials	30,144,446	11,721,472	18,419,541	3,433
Real Estate	8,386,796	2,029,855	6,356,941	-
Utilities	11,177,781	3,047,597	8,130,184	-

Government Obligations	198,389	-	198,389	-

Money Market Funds	8,080,980	8,080,980	-	-
Total Investments in Securities:	388,340,185	124,537,945	263,596,061	206,179
Derivative Instruments:

Assets
Futures Contracts	157,592	157,592	-	-
Total Assets	157,592	157,592	-	-

Liabilities
Futures Contracts	(24,927)	(24,927)	-	-
Total Liabilities	(24,927)	(24,927)	-	-
Total Derivative Instruments:	132,665	132,665	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	157,592	(24,927)
Total Equity Risk	157,592	(24,927)
Total Value of Derivatives	157,592	(24,927)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,619) - See accompanying schedule:
Unaffiliated issuers (cost $385,852,060)	$380,259,205
Fidelity Central Funds (cost $8,080,980)	8,080,980

Total Investment in Securities (cost $393,933,040)		$388,340,185
Segregated cash with brokers for derivative instruments		131,560
Foreign currency held at value (cost $664,883)		656,619
Receivable for fund shares sold		697,165
Dividends receivable		1,147,059
Reclaims receivable		691,783
Distributions receivable from Fidelity Central Funds		18,443
Receivable for daily variation margin on futures contracts		10,670
Other receivables		338
Total assets		391,693,822
Liabilities
Payable for investments purchased on a delayed delivery basis	$9,127
Payable for fund shares redeemed	397,093
Accrued management fee	64,883
Deferred taxes	138,725
Other payables and accrued expenses	10,621
Collateral on securities loaned	59,400
Total Liabilities		679,849
Net Assets		$391,013,973
Net Assets consist of:
Paid in capital		$420,614,048
Total accumulated earnings (loss)		(29,600,075)
Net Assets		$391,013,973
Net Asset Value , offering price and redemption price per share ($391,013,973 ÷ 34,125,659 shares)		$11.46

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$5,231,362
Non-Cash dividends		593,706
Interest		7,369
Income from Fidelity Central Funds (including $7,533 from security lending)		97,675
Income before foreign taxes withheld		$5,930,112
Less foreign taxes withheld		(568,786)
Total Income		5,361,326
Expenses
Management fee	$378,771
Independent trustees' fees and expenses	655
Total expenses before reductions	379,426
Expense reductions	(69)
Total expenses after reductions		379,357
Net Investment income (loss)		4,981,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $26,192)	(5,774,887)
Foreign currency transactions	73,908
Futures contracts	1,249,843
Total net realized gain (loss)		(4,451,136)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $108,387)	72,219,524
Assets and liabilities in foreign currencies	78,805
Futures contracts	316,745
Total change in net unrealized appreciation (depreciation)		72,615,074
Net gain (loss)		68,163,938
Net increase (decrease) in net assets resulting from operations		$73,145,907
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,981,969	$10,010,817
Net realized gain (loss)	(4,451,136)	(21,508,094)
Change in net unrealized appreciation (depreciation)	72,615,074	(120,661,320)
Net increase (decrease) in net assets resulting from operations	73,145,907	(132,158,597)
Distributions to shareholders	(8,331,104)	(7,834,340)
Share transactions
Proceeds from sales of shares	29,066,756	188,182,342
Reinvestment of distributions	7,520,386	7,154,872
Cost of shares redeemed	(44,473,479)	(125,866,856)
Net increase (decrease) in net assets resulting from share transactions	(7,886,337)	69,470,358
Total increase (decrease) in net assets	56,928,466	(70,522,579)

Net Assets
Beginning of period	334,085,507	404,608,086
End of period	$391,013,973	$334,085,507

Other Information
Shares
Sold	2,650,848	15,579,977
Issued in reinvestment of distributions	721,034	546,174
Redeemed	(4,075,028)	(11,037,382)
Net increase (decrease)	(703,146)	5,088,769

Financial Highlights
Fidelity® International Sustainability Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.59	$13.60	$10.81	$10.89	$9.87	$10.96
Income from Investment Operations
Net investment income (loss) A,B	.14	.29	.30	.24	.32 C	.29
Net realized and unrealized gain (loss)	1.97	(4.04)	2.63	(.08)	.91	(1.24)
Total from investment operations	2.11	(3.75)	2.93	.16	1.23	(.95)
Distributions from net investment income	(.24)	(.26)	(.14)	(.24)	(.21)	(.09)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.24)	(.26)	(.14)	(.24)	(.21)	(.14)
Net asset value, end of period	$11.46	$9.59	$13.60	$10.81	$10.89	$9.87
Total Return D,E	22.28%	(28.11)%	27.27%	1.48%	12.81%	(8.77)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20% H	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.63% H	2.52%	2.28%	2.25%	3.14% C	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$391,014	$334,086	$404,608	$149,868	$71,875	$3,810
Portfolio turnover rate I	6% H	23%	19%	11%	17%	10%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.73%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income.   For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,787,575
Gross unrealized depreciation	(53,326,562)
Net unrealized appreciation (depreciation)	$(6,538,987)
Tax cost	$395,011,837

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,497,395)
Long-term	(10,328,058)
Total capital loss carryforward	$(21,825,453)

Delayed Delivery Transactions and When-Issued Securities.   During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	11,200,563	19,165,053
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Sustainability Index Fund	$807	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $69.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® International Sustainability Index Fund	.20%
Actual		$ 1,000	$ 1,222.80	$ 1.10
Hypothetical- B		$ 1,000	$ 1,023.80	$ 1.00

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883819.105
ISY-SANN-0623
Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6
Nestle SA (Reg. S) (United States of America, Food Products)	1.4
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	0.9
11.0

Market Sectors (% of Fund's net assets)

Financials	21.8
Industrials	12.3
Consumer Discretionary	11.9
Information Technology	10.1
Health Care	9.7
Consumer Staples	8.8
Materials	7.3
Communication Services	5.7
Energy	5.7
Utilities	2.6
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 3.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value ($)
Australia - 4.9%
Ampol Ltd.	14,960	298,493
AngloGold Ashanti Ltd.	26,609	711,167
ANZ Group Holdings Ltd.	188,873	3,066,966
APA Group unit	72,775	496,867
Aristocrat Leisure Ltd.	37,752	954,955
ASX Ltd.	12,397	564,182
Aurizon Holdings Ltd.	113,298	257,600
BHP Group Ltd.	319,818	9,491,399
BlueScope Steel Ltd.	29,075	386,457
Brambles Ltd.	86,916	823,340
Cochlear Ltd.	4,104	672,923
Coles Group Ltd.	85,196	1,029,183
Commonwealth Bank of Australia	106,889	7,073,497
Computershare Ltd.	33,643	500,803
DEXUS Property Group unit	66,256	343,404
EBOS Group Ltd.	9,939	272,756
Endeavour Group Ltd.	92,383	416,389
Flutter Entertainment PLC (a)	1,649	329,819
Flutter Entertainment PLC (Ireland) (a)	8,900	1,776,031
Fortescue Metals Group Ltd.	107,084	1,498,280
Glencore PLC	650,519	3,839,775
Goodman Group unit	108,570	1,399,645
IDP Education Ltd.	12,635	237,371
IGO Ltd.	43,946	404,694
Insurance Australia Group Ltd.	153,399	508,225
Lendlease Group unit	41,861	207,898
Macquarie Group Ltd.	23,264	2,838,018
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	7
Medibank Private Ltd.	176,899	418,642
Mineral Resources Ltd.	10,911	538,247
Mirvac Group unit	248,595	399,101
National Australia Bank Ltd.	199,108	3,833,060
Newcrest Mining Ltd.	56,621	1,081,171
Northern Star Resources Ltd.	73,664	657,069
Orica Ltd.	28,392	306,458
Origin Energy Ltd.	107,083	593,724
Pilbara Minerals Ltd.	163,836	466,312
Qantas Airways Ltd. (a)	57,463	253,409
QBE Insurance Group Ltd.	94,227	963,546
Ramsay Health Care Ltd.	11,475	493,439
REA Group Ltd.	3,295	309,890
Reece Ltd.	13,423	163,514
Rio Tinto Ltd.	23,494	1,762,160
Rio Tinto PLC	70,999	4,513,577
Santos Ltd.	200,941	951,877
Scentre Group unit	324,033	621,850
SEEK Ltd.	21,768	355,173
Sonic Healthcare Ltd.	29,035	684,441
South32 Ltd.	292,374	826,469
Stockland Corp. Ltd. unit	149,851	444,215
Suncorp Group Ltd.	80,923	673,767
Telstra Group Ltd.	255,839	742,245
The GPT Group unit	120,877	355,442
The Lottery Corp. Ltd.	142,727	478,562
Transurban Group unit	194,053	1,935,349
Treasury Wine Estates Ltd.	44,628	413,394
Vicinity Centres unit	243,084	339,824
Washington H. Soul Pattinson & Co. Ltd.	13,403	280,571
Wesfarmers Ltd.	71,672	2,479,380
Westpac Banking Corp.	220,865	3,306,168
WiseTech Global Ltd.	9,193	421,092
Woodside Energy Group Ltd.	120,053	2,724,042
Woolworths Group Ltd.	77,044	1,987,492
TOTAL AUSTRALIA		77,174,816
Austria - 0.1%
Erste Group Bank AG	21,854	792,503
Mondi PLC	28,132	447,239
Mondi PLC	3,073	48,661
OMV AG	9,199	434,242
Verbund AG	4,242	378,148
Voestalpine AG	7,208	249,236
TOTAL AUSTRIA		2,350,029
Belgium - 0.5%
Ageas	10,156	452,000
Anheuser-Busch InBev SA NV	54,701	3,556,629
D'ieteren Group	1,526	286,696
Elia Group SA/NV	2,006	274,975
Groupe Bruxelles Lambert SA	6,300	564,382
KBC Group NV	15,787	1,126,893
Sofina SA	972	222,564
Solvay SA Class A	4,599	551,612
UCB SA	8,060	749,761
Umicore SA	13,484	442,175
Warehouses de Pauw	10,989	328,390
Warehouses de Pauw rights 5/12/23 (a)(b)	10,989	12,109
TOTAL BELGIUM		8,568,186
Brazil - 1.1%
Ambev SA	302,700	859,343
Atacadao SA	37,100	79,960
B3 SA - Brasil Bolsa Balcao	388,900	910,692
Banco Bradesco SA	107,168	266,856
Banco BTG Pactual SA unit	72,300	339,482
Banco do Brasil SA	53,500	459,724
Banco Santander SA (Brasil) unit	22,100	119,056
BB Seguridade Participacoes SA	43,400	298,539
CCR SA	81,700	222,276
Centrais Eletricas Brasileiras SA (Electrobras)	77,800	527,994
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,300	196,994
Companhia Siderurgica Nacional SA (CSN)	40,900	116,522
Cosan SA	76,708	230,379
CPFL Energia SA	14,000	93,019
Energisa SA unit	12,800	107,270
Eneva SA (a)	65,800	149,731
ENGIE Brasil Energia SA	13,250	109,527
Equatorial Energia SA	63,500	348,067
Hapvida Participacoes e Investimentos SA (a)(c)	333,273	184,417
Hypera SA	25,400	189,693
Klabin SA unit	47,600	182,563
Localiza Rent a Car SA	46,726	543,441
Localiza Rent a Car SA rights 5/11/23 (a)	209	719
Lojas Renner SA	62,673	199,034
Magazine Luiza SA	190,632	127,654
Natura & Co. Holding SA	55,193	122,386
Petro Rio SA (a)	43,700	304,458
Petroleo Brasileiro SA - Petrobras (ON)	237,444	1,269,624
Raia Drogasil SA	67,300	354,594
Rede D'Oregon Sao Luiz SA (c)	35,661	163,512
Rumo SA	81,800	323,080
Sendas Distribuidora SA	75,100	185,047
Suzano Papel e Celulose SA	46,422	370,423
Telefonica Brasil SA	31,700	261,338
TIM SA	58,600	164,481
Totvs SA	32,900	169,256
Ultrapar Participacoes SA	44,300	128,251
Vale SA	241,626	3,507,302
Vibra Energia SA	73,978	195,780
Weg SA	107,260	884,264
Wheaton Precious Metals Corp.	28,577	1,410,025
Yara International ASA	10,500	422,481
TOTAL BRAZIL		17,099,254
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	31,127	1,765,820
Air Canada (a)	10,796	151,081
Algonquin Power & Utilities Corp.	41,768	355,144
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	51,284	2,559,563
AltaGas Ltd.	18,287	319,889
ARC Resources Ltd.	39,365	488,994
Bank of Montreal	42,604	3,840,445
Bank of Nova Scotia	75,094	3,748,465
Barrick Gold Corp. (Canada)	111,374	2,117,573
BCE, Inc.	4,675	224,701
Brookfield Asset Management Ltd. Class A	22,490	753,955
Brookfield Corp. (Canada) Class A	89,576	2,906,418
CAE, Inc. (a)	19,743	444,303
Cameco Corp.	27,624	759,489
Canadian Apartment Properties (REIT) unit	5,339	195,575
Canadian Imperial Bank of Commerce	58,038	2,433,154
Canadian National Railway Co.	36,277	4,324,269
Canadian Natural Resources Ltd.	70,009	4,266,113
Canadian Pacific Kansas City Ltd.	58,752	4,631,298
Canadian Tire Ltd. Class A (non-vtg.)	3,437	450,563
Canadian Utilities Ltd. Class A (non-vtg.)	7,476	216,138
CCL Industries, Inc. Class B	9,715	456,835
Cenovus Energy, Inc. (Canada)	91,124	1,529,439
CGI, Inc. Class A (sub. vtg.) (a)	13,369	1,356,882
Constellation Software, Inc.	1,270	2,485,745
Descartes Systems Group, Inc. (Canada) (a)	5,413	428,933
Dollarama, Inc.	17,264	1,069,340
Element Fleet Management Corp.	25,248	330,217
Emera, Inc.	17,261	734,470
Empire Co. Ltd. Class A (non-vtg.)	10,191	273,645
Enbridge, Inc.	127,709	5,077,820
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,439	1,005,606
FirstService Corp.	2,572	386,887
Fortis, Inc.	30,660	1,346,247
Franco-Nevada Corp.	12,131	1,840,714
George Weston Ltd.	4,476	601,007
GFL Environmental, Inc.	11,403	414,173
Gildan Activewear, Inc.	11,145	362,931
Great-West Lifeco, Inc.	17,425	495,414
Hydro One Ltd. (c)	21,097	617,876
iA Financial Corp., Inc.	6,592	442,321
IGM Financial, Inc.	5,458	167,505
Imperial Oil Ltd.	13,509	688,587
Intact Financial Corp.	11,050	1,671,467
Ivanhoe Mines Ltd. (a)	37,580	325,914
Keyera Corp.	13,666	321,565
Kinross Gold Corp.	78,333	394,888
Loblaw Companies Ltd.	10,288	967,635
Magna International, Inc. Class A (sub. vtg.)	17,267	900,277
Manulife Financial Corp.	119,013	2,349,779
Metro, Inc.	15,072	859,032
National Bank of Canada	21,259	1,585,265
Northland Power, Inc.	15,949	391,530
Nutrien Ltd.	32,906	2,282,788
Nuvei Corp. (Canada) (a)(c)	3,914	158,946
Onex Corp. (sub. vtg.)	4,313	198,611
Open Text Corp.	17,222	652,220
Pan American Silver Corp.	23,476	417,936
Parkland Corp.	8,901	209,903
Pembina Pipeline Corp.	35,123	1,156,206
Power Corp. of Canada (sub. vtg.)	34,875	934,136
Quebecor, Inc. Class B (sub. vtg.)	9,439	243,630
Restaurant Brands International, Inc.	15,348	1,075,952
Restaurant Brands International, Inc.	3,014	211,372
RioCan (REIT)	8,892	137,694
Ritchie Bros. Auctioneers, Inc.	11,536	660,051
Rogers Communications, Inc. Class B (non-vtg.)	22,521	1,112,710
Royal Bank of Canada	87,010	8,638,384
Saputo, Inc.	15,476	400,707
Shopify, Inc. Class A (a)	75,233	3,644,901
Sun Life Financial, Inc.	36,970	1,813,504
Suncor Energy, Inc.	85,718	2,683,808
TC Energy Corp.	64,009	2,660,329
Teck Resources Ltd. Class B (sub. vtg.)	28,732	1,338,360
TELUS Corp.	29,713	629,854
TFI International, Inc. (Canada)	4,872	525,084
The Toronto-Dominion Bank	114,345	6,926,445
Thomson Reuters Corp.	10,598	1,393,615
TMX Group Ltd.	3,421	346,481
Toromont Industries Ltd.	5,157	416,717
Tourmaline Oil Corp.	20,453	918,902
West Fraser Timber Co. Ltd.	3,594	259,964
WSP Global, Inc.	7,885	1,040,644
TOTAL CANADA		111,922,750
Chile - 0.2%
Antofagasta PLC	25,137	461,385
Banco de Chile	2,942,863	313,334
Banco de Credito e Inversiones	3,726	112,392
Banco Santander Chile	4,269,821	204,169
Cencosud SA	90,918	185,271
Compania Cervecerias Unidas SA	8,514	69,504
Compania Sud Americana de Vapores SA	912,743	93,270
Empresas CMPC SA	69,276	108,559
Empresas COPEC SA	23,797	165,584
Enel Americas SA	1,356,829	184,888
Enel Chile SA	1,719,015	97,956
Falabella SA	45,236	97,000
Lundin Mining Corp.	40,443	308,953
TOTAL CHILE		2,402,265
China - 8.5%
360 Security Technology, Inc. (A Shares)	27,700	64,157
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	39,164
3Peak, Inc. (A Shares)	452	15,225
3SBio, Inc. (c)	92,500	92,682
AAC Technology Holdings, Inc.	45,000	95,138
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	2,277	60,007
AECC Aero-Engine Control Co. Ltd. (A Shares)	4,200	14,512
AECC Aviation Power Co. Ltd.	10,300	65,385
Agricultural Bank of China Ltd.:
(A Shares)	392,900	194,503
(H Shares)	1,761,000	680,860
Aier Eye Hospital Group Co. Ltd. (A Shares)	26,534	113,225
Air China Ltd.:
(A Shares) (a)	51,900	80,074
(H Shares) (a)	68,000	60,192
Airtac International Group	9,278	336,505
Akeso, Inc. (a)(c)	29,000	159,274
Alibaba Group Holding Ltd. (a)	936,644	9,903,724
Alibaba Health Information Technology Ltd. (a)	298,000	214,801
Aluminum Corp. of China Ltd.:
(A shares)	88,000	81,660
(H Shares)	196,000	116,436
Amlogic Shanghai Co. Ltd. (A Shares) (a)	1,229	14,910
Angel Yeast Co. Ltd. (A Shares)	3,600	20,870
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	31,950
(H Shares)	95,500	301,543
Anhui Gujing Distillery Co. Ltd. (B Shares)	12,300	218,143
Anhui Honglu Steel Construction Group Co. Ltd.	2,990	13,953
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	20,060
Anhui Yingjia Distillery Co. Ltd. (A Shares)	2,500	23,195
Anjoy Foods Group Co. Ltd. (A Shares)	1,000	24,638
Anta Sports Products Ltd.	78,200	971,731
Apeloa Pharmaceutical Co. Ltd. A Shares	3,600	10,778
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	2,600	9,191
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,260	23,099
Autobio Diagnostics Co. Ltd.	2,100	17,407
Autohome, Inc. ADR Class A	4,715	139,800
Avary Holding Shenzhen Co. Ltd. (A Shares)	7,400	28,033
AVIC Capital Co. Ltd. (A Shares)	32,600	18,049
AviChina Industry & Technology Co. Ltd. (H Shares)	148,000	79,996
Avicopter PLC (A Shares)	1,800	11,091
Baidu, Inc. Class A (a)	139,642	2,101,879
Bank of Beijing Co. Ltd. (A Shares)	75,200	51,623
Bank of Changsha Co. Ltd. (A Shares)	20,100	23,843
Bank of Chengdu Co. Ltd. (A Shares)	15,200	30,285
Bank of China Ltd.:
(A Shares)	514,800	273,545
(H Shares)	4,448,000	1,776,345
Bank of Communications Co. Ltd.:
(A Shares)	22,600	18,226
(H Shares)	738,000	476,674
Bank of Hangzhou Co. Ltd. (A Shares)	18,900	34,384
Bank of Jiangsu Co. Ltd. (A Shares)	56,660	63,290
Bank of Nanjing Co. Ltd. (A Shares)	38,600	52,642
Bank of Ningbo Co. Ltd. (A Shares)	24,080	95,574
Bank of Shanghai Co. Ltd. (A Shares)	51,018	46,394
Bank of Suzhou Co. Ltd.	15,800	17,204
Baoshan Iron & Steel Co. Ltd. (A Shares)	85,200	79,509
BBMG Corp. (A Shares)	27,500	9,600
BeiGene Ltd. (a)	39,377	772,733
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	118,000	91,928
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	13,400	13,725
Beijing Easpring Material Technology Co. Ltd. (A Shares)	1,900	14,765
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	19,254
Beijing Enterprises Holdings Ltd.	33,000	136,950
Beijing Enterprises Water Group Ltd.	246,000	62,468
Beijing Kingsoft Office Software, Inc. (A Shares)	1,625	103,771
Beijing New Building Materials PLC (A Shares)	6,500	24,956
Beijing Shiji Information Technology Co. Ltd. (A Shares)	8,092	22,469
Beijing Tongrentang Co. Ltd. (A Shares)	5,100	42,967
Beijing United Information Technology Co. Ltd. (A Shares)	2,050	17,857
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	2,040	31,014
Beijing Yanjing Brewery Co. Ltd. (A Shares)	11,400	21,617
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	900	9,236
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	1,700	15,800
Betta Pharmaceuticals Co. Ltd. (A Shares)	1,200	11,843
BGI Genomics Co. Ltd.	1,300	11,690
Bilibili, Inc. Class Z (a)	11,866	241,392
Bloomage Biotechnology Corp. Ltd. (A Shares)	1,779	25,634
BOC Aviation Ltd. Class A (c)	12,400	98,282
BOC Hong Kong (Holdings) Ltd.	231,000	729,203
BOC International China Co. Ltd.	9,900	15,414
BOE Technology Group Co. Ltd. (A Shares)	138,100	80,439
Bosideng International Holdings Ltd.	202,000	99,622
BTG Hotels Group Co. Ltd.	4,200	13,176
Budweiser Brewing Co. APAC Ltd. (c)	106,300	307,123
By-Health Co. Ltd. (A Shares)	5,100	17,624
BYD Co. Ltd.:
(A Shares)	6,000	222,852
(H Shares)	53,500	1,622,454
BYD Electronic International Co. Ltd.	42,000	127,375
C&D International Investment Group Ltd.	39,000	120,106
Caitong Securities Co. Ltd.	14,300	16,085
Canmax Technologies Co. Ltd. (A Shares)	2,400	16,927
CECEP Solar Energy Co. Ltd. (A Shares)	16,700	16,848
CECEP Wind-Power Corp. (A Shares)	17,550	9,715
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	3,700	17,433
CGN Power Co. Ltd. (H Shares) (c)	718,000	189,597
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,400	33,066
Changjiang Securities Co. Ltd. (A Shares)	16,200	13,312
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,000	15,871
Chaozhou Three-Circle Group Co. (A Shares)	6,300	27,622
Chengtun Mining Group Co. Ltd. (A Shares)	7,000	5,323
Chengxin Lithium Group Co. Ltd. (A Shares)	3,200	14,739
China Aoyuan Group Ltd. (a)(d)	2,000	301
China Baoan Group Co. Ltd. (A Shares)	7,400	11,446
China Cinda Asset Management Co. Ltd. (H Shares)	571,000	67,921
China CITIC Bank Corp. Ltd.:
(A Shares)	34,400	32,386
(H Shares)	514,000	278,056
China Coal Energy Co. Ltd. (H Shares)	125,000	107,401
China Communications Services Corp. Ltd. (H Shares)	178,000	97,538
China Conch Venture Holdings Ltd.	103,000	164,339
China Construction Bank Corp.:
(A Shares)	291,400	266,171
(H Shares)	5,719,000	3,823,303
China CSSC Holdings Ltd. (A Shares)	17,100	64,295
China Eastern Airlines Corp. Ltd. (A Shares) (a)	34,300	25,746
China Energy Engineering Corp. Ltd. (A Shares)	101,000	39,652
China Everbright Bank Co. Ltd.:
(A Shares)	77,100	35,738
(H Shares)	360,000	115,294
China Everbright International Ltd.	214,888	91,225
China Feihe Ltd. (c)	222,000	149,914
China Galaxy Securities Co. Ltd.:
(A Shares)	10,400	16,262
(H Shares)	282,000	153,168
China Gas Holdings Ltd.	184,000	236,711
China Great Wall Securities Co. Ltd. (A Shares)	14,800	18,736
China Greatwall Technology Group Co. Ltd. (A Shares)	12,600	21,177
China Hongqiao Group Ltd.	148,500	146,269
China International Capital Corp. Ltd. (H Shares) (c)	107,600	226,096
China Jinmao Holdings Group Ltd.	350,850	65,546
China Jushi Co. Ltd. (A Shares)	13,715	28,983
China Liansu Group Holdings Ltd.	66,000	57,059
China Life Insurance Co. Ltd.:
(A Shares)	6,600	37,313
(H Shares)	486,000	933,682
China Literature Ltd. (a)(c)	25,000	115,502
China Longyuan Power Grid Corp. Ltd. (H Shares)	206,000	216,190
China Medical System Holdings Ltd.	81,000	134,470
China Meheco Co. Ltd. (A Shares)	5,180	10,680
China Meidong Auto Holding Ltd.	42,000	65,176
China Mengniu Dairy Co. Ltd.	204,000	823,461
China Merchants Bank Co. Ltd.:
(A Shares)	30,400	148,300
(H Shares)	297,500	1,436,070
China Merchants Energy Shipping Co. Ltd. (A Shares)	29,900	28,739
China Merchants Holdings International Co. Ltd.	84,257	125,022
China Merchants Securities Co. Ltd. (A Shares)	28,350	57,407
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	30,700	60,702
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	3,800	18,628
China Minsheng Banking Corp. Ltd.:
(A Shares)	26,000	13,667
(H Shares)	545,400	200,350
China National Building Materials Co. Ltd. (H Shares)	237,000	177,824
China National Chemical Engineering Co. Ltd. (A Shares)	21,700	33,313
China National Nuclear Power Co. Ltd. (A Shares)	69,900	69,912
China National Software & Service Co. Ltd. (A Shares)	2,600	21,468
China Northern Rare Earth Group High-Tech Co. Ltd.	13,800	50,383
China Oilfield Services Ltd. (H Shares)	110,000	129,385
China Overseas Land and Investment Ltd.	246,000	623,891
China Overseas Property Holdings Ltd.	80,000	88,840
China Pacific Insurance (Group) Co. Ltd.	23,600	106,790
China Pacific Insurance (Group) Co. Ltd. (H Shares)	174,800	522,133
China Petroleum & Chemical Corp.:
(A Shares)	183,700	178,718
(H Shares)	1,532,000	1,004,097
China Power International Development Ltd.	309,805	117,602
China Railway Group Ltd.:
(A Shares)	102,100	137,489
(H Shares)	224,000	172,220
China Railway Signal & Communications Corp. (A Shares)	29,107	27,494
China Resource Gas Group Ltd.	56,700	178,964
China Resources Beer Holdings Co. Ltd.	104,000	803,377
China Resources Cement Holdings Ltd.	144,000	65,192
China Resources Land Ltd.	206,000	959,292
China Resources Microelectronics Ltd. (A Shares)	4,411	36,640
China Resources Mixc Lifestyle Services Ltd. (c)	42,600	225,848
China Resources Pharmaceutical Group Ltd. (c)	93,000	92,383
China Resources Power Holdings Co. Ltd.	120,000	261,267
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	4,000	34,159
China Ruyi Holdings Ltd. (a)	340,000	82,765
China Shenhua Energy Co. Ltd.:
(A Shares)	14,800	62,382
(H Shares)	230,500	765,617
China Southern Airlines Ltd.:
(A Shares) (a)	61,500	69,031
(H Shares) (a)	92,000	64,441
China State Construction Engineering Corp. Ltd. (A Shares)	152,100	144,812
China State Construction International Holdings Ltd.	128,000	159,143
China Taiping Insurance Group Ltd.	91,000	104,527
China Three Gorges Renewables Group Co. Ltd. (A Shares)	106,300	83,503
China Tourism Group Duty Free Corp. Ltd. (A Shares)	11,100	259,576
China Tower Corp. Ltd. (H Shares) (c)	2,786,000	355,559
China Traditional Chinese Medicine Holdings Co. Ltd.	172,000	94,025
China United Network Communications Ltd. (A Shares)	120,700	95,110
China Vanke Co. Ltd.:
(A Shares)	10,100	22,133
(H Shares)	185,900	290,616
China Yangtze Power Co. Ltd. (A Shares)	84,300	267,135
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	1,700	22,141
China Zheshang Bank Co. Ltd. (a)	64,000	28,544
ChinaSoft International Ltd.	162,000	107,996
Chongqing Brewery Co. Ltd. (A Shares)	1,700	25,686
Chongqing Changan Automobile Co. Ltd. (A Shares)	30,488	52,711
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	2,900	10,830
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	128,000	49,476
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	6,100	71,973
Chow Tai Fook Jewellery Group Ltd.	123,400	247,813
CITIC Pacific Ltd.	363,000	455,671
CITIC Securities Co. Ltd.:
(A Shares)	27,925	85,186
(H Shares)	163,725	344,740
Cmoc Group Ltd.:
(A Shares)	48,200	41,695
(H Shares)	240,000	147,125
CNGR Advanced Material Co. Ltd.	2,000	17,953
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	7,540	6,894
Contemporary Amperex Technology Co. Ltd.	16,380	549,394
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	14,281
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	14,400	27,497
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	46,470	74,917
(H Shares)	204,050	237,008
Cosco Shipping Ports Ltd.	115,757	76,168
Country Garden Holdings Co. Ltd.	776,784	200,099
Country Garden Services Holdings Co. Ltd.	137,000	215,302
CRRC Corp. Ltd.:
(A Shares)	86,000	87,118
(H Shares)	309,000	199,955
CSC Financial Co. Ltd. (A Shares)	17,000	62,471
CSPC Pharmaceutical Group Ltd.	575,760	586,295
Daan Gene Co. Ltd.	6,636	14,973
Dajin Heavy Industry Co. Ltd.	2,200	9,719
Dali Foods Group Co. Ltd. (c)	121,000	50,355
Daqin Railway Co. Ltd. (A Shares)	53,000	59,095
Daqo New Energy Corp. ADR (a)	3,686	169,261
DaShenLin Pharmaceutical Group Co. Ltd.	4,360	21,748
Datang International Power Generation Co. Ltd. (A Shares) (a)	34,800	15,683
DHC Software Co. Ltd. (A Shares)	13,100	14,769
Do-Fluoride New Materials Co. Ltd. (A Shares)	4,480	13,199
Dong-E-E-Jiao Co. Ltd. (A Shares)	2,200	16,400
Dongfang Electric Corp. Ltd. (A Shares)	11,400	28,806
Dongfeng Motor Group Co. Ltd. (H Shares)	174,000	83,250
Dongxing Securities Co. Ltd. (A Shares)	7,700	9,298
Dongyue Group Co. Ltd.	91,000	92,603
East Buy Holding Ltd. (a)(c)	25,000	86,669
East Money Information Co. Ltd. (A Shares)	57,540	134,403
Ecovacs Robotics Co. Ltd. Class A	2,300	23,201
ENN Energy Holdings Ltd.	49,500	678,725
ENN Natural Gas Co. Ltd. (A Shares)	9,300	27,361
ESR Group Ltd. (c)	124,800	195,081
Eve Energy Co. Ltd. (A shares)	7,371	70,090
Everbright Securities Co. Ltd. (A Shares)	15,000	33,009
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	11,940	11,163
Far East Horizon Ltd.	97,000	87,263
Far East Horizon Ltd. rights (a)	815	0
FAW Jiefang Group Co. Ltd. (A Shares)	12,800	15,099
First Capital Securities Co. Ltd. (A Shares)	14,400	12,359
Flat Glass Group Co. Ltd.	15,000	42,170
Flat Glass Group Co. Ltd. (A Shares)	14,400	63,969
Focus Media Information Technology Co. Ltd. (A Shares)	49,200	45,925
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	14,494	148,376
Fosun International Ltd.	149,000	104,497
Foxconn Industrial Internet Co. Ltd. (A Shares)	36,800	85,930
Fujian Sunner Development Co. Ltd. A Shares	3,700	11,461
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	12,298
(H Shares) (c)	46,000	187,141
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	200	15,170
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	11,060	104,326
(H Shares) (c)	15,860	104,640
Gaona Aero Material Co., Ltd. (A Shares)	1,900	10,484
GCL Technology Holdings Ltd.	1,321,000	331,691
GD Power Development Co. Ltd. (A Shares) (a)	61,500	34,392
GDS Holdings Ltd. Class A (a)	53,900	104,361
Geely Automobile Holdings Ltd.	390,000	484,163
GEM Co. Ltd. (A Shares)	13,600	13,850
Gemdale Corp. (A Shares)	16,900	19,986
Genscript Biotech Corp. (a)	72,000	190,323
GF Securities Co. Ltd.:
(A Shares)	17,700	39,367
(H Shares)	74,400	106,842
Gigadevice Semiconductor Beijing, Inc. (A Shares)	2,540	40,016
Ginlong Technologies Co. Ltd. (A Shares)	1,350	22,295
GoerTek, Inc. (A Shares)	12,500	32,165
GoodWe Technologies Co. Ltd. (A Shares)	473	17,841
Gotion High-tech Co. Ltd. (A Shares)	7,000	27,922
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	32,397
(H Shares)	190,500	231,186
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	9,200	52,413
Greentown China Holdings Ltd.	54,500	65,501
Greentown Service Group Co. Ltd.	92,000	56,517
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	18,688
Guangdong Haid Group Co. Ltd. (A Shares)	6,600	52,480
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	12,600	14,189
Guangdong Investment Ltd.	182,000	173,988
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	900	9,105
Guanghui Energy Co. Ltd. (A Shares)	22,400	30,219
Guangzhou Automobile Group Co. Ltd.	29,400	45,391
Guangzhou Automobile Group Co. Ltd. (H Shares)	164,000	102,355
Guangzhou Baiyunshan Pharma Health (A Shares)	5,100	24,728
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	1,800	13,595
Guangzhou Haige Communications Group (A Shares)	11,300	16,132
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,900	22,528
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	2,600	24,856
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	6,560	40,621
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	13,776	13,757
Guolian Securities Co. Ltd.	6,400	9,550
Guosen Securities Co. Ltd. (A Shares)	26,300	35,859
Guotai Junan Securities Co. Ltd.:
(A Shares)	19,300	42,316
(H Shares) (c)	19,800	25,513
Guoyuan Securities Co. Ltd. (A Shares)	14,510	14,724
H World Group Ltd. ADR	12,319	577,761
Haidilao International Holding Ltd. (c)	70,000	171,143
Haier Smart Home Co. Ltd.	154,600	503,932
Haier Smart Home Co. Ltd. (A Shares)	21,800	74,957
Haitian International Holdings Ltd.	39,000	101,333
Haitong Securities Co. Ltd.:
(A Shares)	16,400	22,038
(H Shares)	246,400	163,660
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	12,200	16,280
Hangzhou Chang Chuan Technology Co. Ltd.	2,300	16,063
Hangzhou First Applied Material Co. Ltd. (A Shares)	5,012	35,692
Hangzhou Lion Electronics Co. Ltd. (A Shares)	2,100	14,056
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	3,800	22,136
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	11,704
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	4,600	21,973
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	2,500	32,977
(H Shares) (c)	6,400	53,313
Hansoh Pharmaceutical Group Co. Ltd. (c)	74,000	134,998
Heilongjiang Agriculture Co. Ltd. (A Shares)	5,300	10,424
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	7,500	17,719
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	11,300	40,829
Hengan International Group Co. Ltd.	40,000	178,658
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	6,600	18,175
Hengli Petrochemical Co. Ltd. (A Shares)	18,800	43,061
Hengtong Optic-electric Co. Ltd. (A Shares)	9,100	19,217
Hengyi Petrochemical Co. Ltd. (A Shares)	10,900	12,105
Hesteel Co. Ltd. (A Shares)	30,300	10,137
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	2,000	51,714
Hongfa Technology Co. Ltd. (A Shares)	2,660	12,058
Hoshine Silicon Industry Co. Ltd. (A Shares)	2,900	30,793
Hoyuan Green Energy Co. Ltd. (A Shares)	1,620	20,925
Hua Hong Semiconductor Ltd. (a)(c)	36,000	147,928
Huadian Power International Corp. Ltd.:
(A Shares)	23,100	21,147
(H Shares)	26,000	12,609
Huadong Medicine Co. Ltd. (A Shares)	6,200	37,224
Huafon Chemical Co. Ltd. (A Shares)	13,300	13,875
Huaibei Mining Holdings Co. Ltd. (A Shares)	8,100	15,958
Hualan Biological Engineer, Inc. (A Shares)	7,410	25,010
Huaneng Power International, Inc.:
(A Shares) (a)	49,900	70,079
(H Shares) (a)	216,000	134,606
Huatai Securities Co. Ltd.:
(A Shares)	16,700	34,018
(H Shares) (c)	127,600	164,811
HUAXI Securities Co. Ltd.	9,900	12,684
Huaxia Bank Co. Ltd. (A Shares)	50,000	41,722
Huaxin Cement Co. Ltd. (A Shares)	4,000	8,553
Huayu Automotive Systems Co. Ltd. (A Shares)	10,300	24,456
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	2,000	13,843
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	3,700	16,910
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	4,300	15,417
Huizhou Desay SV Automotive Co. Ltd.	2,200	32,978
Humanwell Healthcare Group Co. Ltd. (A Shares)	5,400	21,115
Hunan Changyuan Lico Co. Ltd. (A Shares)	5,814	9,380
Hunan Valin Steel Co. Ltd. (A Shares)	20,300	15,530
Hundsun Technologies, Inc. (A Shares)	7,808	55,968
Hygeia Healthcare Holdings Co. (c)	20,800	153,279
iFlytek Co. Ltd. (A Shares)	8,500	74,652
IMEIK Technology Development Co. Ltd. (A Shares)	800	63,065
Industrial & Commercial Bank of China Ltd.:
(A Shares)	452,900	309,541
(H Shares)	3,282,000	1,765,730
Industrial Bank Co. Ltd. (A Shares)	74,000	184,763
Industrial Securities Co. Ltd. (A Shares)	38,270	37,288
Ingenic Semiconductor Co. Ltd. (A Shares)	1,900	24,366
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	23,400	100,154
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	184,300	48,633
Inner Mongolia Dian Tou Energy Corp. Ltd.	6,200	12,107
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	3,780	7,918
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	25,400	15,976
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	98,700	146,390
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	14,600	15,539
Innovent Biologics, Inc. (a)(c)	66,000	317,333
Inspur Electronic Information Industry Co. Ltd. (A Shares)	5,345	31,879
iQIYI, Inc. ADR (a)	26,923	164,230
iRay Technology Co. Ltd. (A Shares)	410	16,352
JA Solar Technology Co. Ltd. (A Shares)	11,676	68,282
Jafron Biomedical Co. Ltd. (A Shares)	2,400	10,008
Jason Furniture Hangzhou Co. Ltd. (A Shares)	3,120	16,765
JCET Group Co. Ltd. (A Shares)	6,800	27,194
JD Health International, Inc. (a)(c)	71,350	514,870
JD.com, Inc. Class A	136,973	2,444,673
Jiangsu Eastern Shenghong Co. Ltd.	15,900	29,197
Jiangsu Expressway Co. Ltd. (H Shares)	72,000	72,933
Jiangsu Hengli Hydraulic Co. Ltd.	4,576	40,830
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	22,932	161,704
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	5,100	44,213
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	1,200	20,633
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	5,400	117,023
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	1,100	14,671
Jiangsu Yoke Technology Co. Ltd. (A Shares)	1,200	11,767
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	4,700	21,487
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	11,200	23,715
Jiangxi Copper Co. Ltd.:
(A Shares)	9,800	29,046
(H Shares)	68,000	120,968
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	5,700	10,367
JiuGui Liquor Co. Ltd. (A Shares)	1,200	19,439
Jiumaojiu International Holdings Ltd. (c)	45,000	101,111
Jizhong Energy Resources Co. Ltd. (A Shares)	11,700	12,552
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	11,819
Joinn Laboratories China Co. Ltd. (A Shares)	1,400	10,051
Jointown Pharmaceutical Group (A Shares)	7,200	17,276
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	2,700	14,387
JOYY, Inc. ADR	2,964	90,195
Juewei Food Co. Ltd.	1,800	10,386
Juneyao Airlines Co. Ltd. (A shares) (a)	8,100	21,051
Kaisa Group Holdings Ltd. (a)	4,285	159
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	809	0
Kanzhun Ltd. ADR (a)	11,314	209,196
KE Holdings, Inc. ADR (a)	42,295	663,609
Keda Industrial Group Co. Ltd.	6,400	11,661
Kingboard Chemical Holdings Ltd.	41,000	125,572
Kingdee International Software Group Co. Ltd. (a)	170,000	261,403
Kingsoft Corp. Ltd.	59,400	261,106
Kuaishou Technology Class B (a)(c)	112,400	744,104
Kuang-Chi Technologies Co. Ltd. (A Shares)	5,800	14,762
Kunlun Energy Co. Ltd.	246,000	228,044
Kweichow Moutai Co. Ltd. (A Shares)	4,600	1,173,711
Lb Group Co. Ltd. (A Shares)	8,900	22,333
Lenovo Group Ltd.	452,000	462,430
Lens Technology Co. Ltd. (A Shares)	20,300	34,315
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	7,000	24,233
Li Auto, Inc. Class A (a)	71,298	844,443
Li Ning Co. Ltd.	150,500	1,076,319
Liaoning Port Co. Ltd. (A Shares)	69,500	16,312
Lingyi iTech Guangdong Co. (A Shares) (a)	30,900	26,566
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	10,364
Longfor Properties Co. Ltd. (c)	116,500	318,802
LONGi Green Energy Technology Co. Ltd.	28,152	142,539
Lufax Holding Ltd. ADR	43,164	73,379
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	1,280	7,566
Luxi Chemical Group Co. Ltd.	6,400	11,117
Luxshare Precision Industry Co. Ltd. (A Shares)	25,193	95,502
Luzhou Laojiao Co. Ltd. (A Shares)	5,600	183,413
Mango Excellent Media Co. Ltd. (A Shares)	7,000	36,401
Maxscend Microelectronics Co. Ltd. (A Shares)	1,824	26,871
Meihua Holdings Group Co. Ltd. (A Shares)	10,200	14,107
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	16,500	16,755
Meituan Class B (a)(c)	313,580	5,359,226
Metallurgical Corp. China Ltd. (A Shares)	62,000	40,264
Microport Scientific Corp. (a)	40,400	89,643
Ming Yang Smart Energy Group Ltd. (A Shares)	7,300	21,885
MINISO Group Holding Ltd. ADR	5,821	107,339
Minth Group Ltd.	48,000	138,988
Montage Technology Co. Ltd. (A Shares)	4,439	39,220
Muyuan Foodstuff Co. Ltd. (A Shares)	19,840	137,518
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	6,501	13,658
NARI Technology Co. Ltd. (A Shares)	24,900	94,341
NAURA Technology Group Co. Ltd.	2,000	97,123
NavInfo Co. Ltd. (A Shares)	7,300	12,529
NetEase, Inc.	124,890	2,223,342
New China Life Insurance Co. Ltd.	18,200	102,563
New China Life Insurance Co. Ltd. (H Shares)	37,500	107,383
New Hope Liuhe Co. Ltd. (A Shares) (a)	16,100	30,327
New Oriental Education & Technology Group, Inc. (a)	94,990	431,398
Ninestar Corp. (A Shares)	5,400	30,971
Ningbo Deye Technology Co. Ltd. (A Shares)	700	25,508
Ningbo Joyson Electronic Corp. (A shares)	3,600	8,045
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	2,300	15,632
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	1,425	13,764
Ningbo Shanshan Co. Ltd. (A Shares)	7,100	15,620
Ningbo Tuopu Group Co. Ltd. (A Shares)	3,700	27,202
Ningxia Baofeng Energy Group Co. Ltd.	26,400	50,459
NIO, Inc. sponsored ADR (a)(e)	87,210	686,343
Nongfu Spring Co. Ltd. (H Shares) (c)	113,600	616,366
North Industries Group Red Arrow Co. Ltd. (A Shares)	5,900	15,551
Offcn Education Technology Co. A Shares (a)	22,400	15,956
Offshore Oil Enginering Co. Ltd. (A Shares)	15,000	14,645
Oppein Home Group, Inc. (A Shares)	1,760	29,384
Orient Securities Co. Ltd. (A Shares)	26,240	40,789
Ovctek China, Inc. (A Shares)	3,820	17,917
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	33,400	20,336
PDD Holdings, Inc. ADR (a)	31,979	2,179,369
People's Insurance Co. of China Group Ltd.:
(A Shares)	50,800	45,794
(H Shares)	495,000	194,684
Perfect World Co. Ltd. (A Shares)	8,250	26,237
PetroChina Co. Ltd.:
(A Shares)	67,300	77,071
(H Shares)	1,370,000	951,650
Pharmaron Beijing Co. Ltd.:
(A Shares)	3,550	25,188
(H Shares) (c)	12,600	54,626
PICC Property & Casualty Co. Ltd. (H Shares)	444,000	537,000
Ping An Bank Co. Ltd. (A Shares)	69,800	127,035
Ping An Healthcare and Technology Co. Ltd. (a)(c)	30,600	76,492
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	50,100	376,538
(H Shares)	393,000	2,867,140
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	7,700	10,743
Poly Developments & Holdings (A Shares)	45,000	90,688
Pop Mart International Group Ltd. (c)	33,600	81,507
Porton Pharma Solutions Ltd. (A Shares)	2,500	12,448
Postal Savings Bank of China Co. Ltd.	120,000	95,875
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	482,000	314,261
Power Construction Corp. of China Ltd. (A Shares)	59,100	65,891
Prosus NV	50,589	3,785,754
Pylon Technologies Co. Ltd. (Series A)	565	19,852
Qifu Technology, Inc. ADR	7,332	129,336
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	19,800	58,625
Raytron Technology Co. Ltd. (A Shares)	1,967	14,755
Risen Energy Co. Ltd. (A Shares) (a)	3,900	14,052
Riyue Heavy Industry Co. Ltd. (A Shares)	3,000	9,425
Rongsheng Petrochemical Co. Ltd. (A Shares)	37,850	72,478
SAIC Motor Corp. Ltd. (A Shares)	29,100	59,584
Sailun Group Co. Ltd. A Shares	9,500	14,166
Sangfor Technologies, Inc.	1,600	27,627
Sany Heavy Equipment International Holdings Co. Ltd.	72,000	95,500
Sany Heavy Industry Co. Ltd. (A Shares)	32,400	77,477
Satellite Chemical Co. Ltd. (A Shares)	11,909	24,491
SDIC Capital Co. Ltd.	20,500	21,610
Sealand Securities Co. Ltd. (A Shares)	17,400	8,798
Seazen Holdings Co. Ltd. (A Shares) (a)	8,200	17,682
SF Holding Co. Ltd. (A Shares)	17,500	143,103
SG Micro Corp. (A Shares)	1,275	22,945
Shaanxi Coal Industry Co. Ltd. (A Shares)	36,400	103,252
Shan Xi Hua Yang Group New Energy Co. Ltd.	7,800	15,838
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	4,200	13,098
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	66,089
(H Shares) (c)	39,250	83,666
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	7,260	33,545
Shandong Linglong Tyre Co. Ltd. (A Shares)	4,000	12,770
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	55,000	27,051
Shandong Sun Paper Industry JSC Ltd. (A Shares)	8,700	14,350
Shandong Weifang Rainbow Chemical Co. Ltd.	1,200	12,875
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	152,800	260,737
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	4,600	20,836
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	3,644	21,647
Shanghai Baosight Software Co. Ltd.	58,172	199,191
Shanghai Baosight Software Co. Ltd. (A Shares)	3,042	23,790
Shanghai Construction Group Co. Ltd. (A Shares)	23,498	9,701
Shanghai Electric Group Co. Ltd. (A Shares) (a)	51,500	35,007
Shanghai Electric Power Co. Ltd. (A Shares) (a)	12,000	18,184
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,100	14,263
(H Shares)	38,500	110,056
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	617	17,471
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	7,647	61,175
Shanghai International Airport Co. Ltd. (A Shares) (a)	5,200	40,478
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	28,393
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	3,300	25,570
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	2,376	18,162
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	18,674
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	110,618	83,765
Shanghai M&G Stationery, Inc. (A Shares)	3,400	22,836
Shanghai Medicilon, Inc. (A Shares)	236	5,134
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	10,800	35,844
(H Shares)	48,200	97,989
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	106,500	117,238
Shanghai Putailai New Energy Technology Co. Ltd.	4,680	35,461
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	26,800	25,479
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	34,900	29,868
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	11,700	13,560
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	11,000	32,147
Shanxi Meijin Energy Co. Ltd. (A Shares)	18,700	21,450
Shanxi Securities Co. Ltd. (A Shares)	11,070	9,438
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	17,300	10,026
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	4,560	164,216
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	15,030	22,386
Shenghe Resources Holding Co. Ltd. (A Shares)	5,500	10,996
Shengyi Technology Co. Ltd.	6,200	14,423
Shennan Circuits Co. Ltd. (A Shares)	1,740	20,746
Shenwan Hongyuan Group Co. Ltd. (A Shares)	73,400	48,065
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	22,492
Shenzhen Dynanonic Co. Ltd. (A Shares)	700	16,621
Shenzhen Energy Group Co. Ltd. (A Shares)	13,140	12,219
Shenzhen Inovance Technology Co. Ltd. (A Shares)	9,650	86,434
Shenzhen International Holdings Ltd.	117,979	106,213
Shenzhen Kangtai Biological Products Co. Ltd.	4,320	18,982
Shenzhen Kedali Industry Co. Ltd.	1,000	19,893
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	2,300	15,566
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	4,500	203,444
Shenzhen New Industries Biomedical Engineering Co. Ltd.	2,800	21,421
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	27,100	19,666
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	4,600	23,941
Shenzhen SC New Energy Technology Corp. (A Shares)	1,300	19,386
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	5,446	13,611
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	3,300	10,546
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	3,371	53,258
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,200	15,416
Shenzhou International Group Holdings Ltd.	51,400	493,706
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	5,940	27,090
Sichuan Chuantou Energy Co. Ltd. (A Shares)	15,600	32,498
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	23,300	9,328
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	4,400	20,268
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	6,000	12,747
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	18,300	42,020
Sichuan Swellfun Co. Ltd. (A Shares)	1,900	18,055
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	3,100	8,441
Sieyuan Electric Co. Ltd. (A Shares)	3,200	21,311
Silergy Corp.	20,000	315,466
Sinoma Science & Technology Co. Ltd. (A Shares)	6,700	20,499
Sinomine Resource Group Co. Ltd. (A Shares)	1,540	16,988
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	29,900	14,963
(H Shares)	30,000	5,246
Sinopharm Group Co. Ltd. (H Shares)	87,200	308,887
SITC International Holdings Co. Ltd.	82,000	151,674
SKSHU Paint Co. Ltd. (A Shares) (a)	1,540	22,879
Smoore International Holdings Ltd. (c)	113,000	132,099
Songcheng Performance Development Co. Ltd. (A Shares)	10,220	21,584
Soochow Securities Co. Ltd. (A Shares)	16,770	17,613
Southwest Securities Co. Ltd. (A Shares)	20,800	11,585
StarPower Semiconductor Ltd. (A Shares)	700	24,593
Sungrow Power Supply Co. Ltd. (A Shares)	5,600	91,682
Sunny Optical Technology Group Co. Ltd.	45,700	482,926
Sunwoda Electronic Co. Ltd. (A Shares)	6,600	16,101
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	6,700	24,006
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	580	23,093
TAL Education Group ADR (a)	28,275	165,692
Tangshan Jidong Cement Co. Ltd. A Shares	8,100	9,575
TBEA Co. Ltd. (A Shares)	12,400	40,631
TCL Technology Group Corp. (A Shares)	59,400	34,429
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	12,700	76,536
Tencent Holdings Ltd.	393,400	17,473,300
Tencent Music Entertainment Group ADR (a)	44,116	326,900
Thunder Software Technology Co. Ltd. (A Shares)	1,700	20,826
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,900	8,927
Tianma Microelectronics Co. Ltd. (A Shares)	13,200	18,859
Tianqi Lithium Corp. (A Shares) (a)	5,300	54,851
Tianshan Aluminum Group Co. Ltd.	12,200	12,828
Tianshui Huatian Technology Co. Ltd. (A Shares)	14,800	19,227
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	2,500	7,113
Tingyi (Cayman Islands) Holding Corp.	120,000	209,706
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	8,000	15,968
Toly Bread Co. Ltd.	5,241	8,701
Tongcheng Travel Holdings Ltd. (a)	76,000	161,668
TongFu Microelectronics Co. Ltd. (A Shares) (a)	5,500	14,288
Tongkun Group Co. Ltd. (A Shares)	9,400	17,581
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	33,000	15,738
Tongwei Co. Ltd. (A Shares)	17,100	98,814
Topchoice Medical Corp. (a)	1,300	22,484
Topsports International Holdings Ltd. (c)	115,000	102,515
TravelSky Technology Ltd. (H Shares)	59,000	117,772
Trina Solar Co. Ltd. (A Shares)	8,264	58,954
Trip.com Group Ltd. ADR (a)	34,657	1,230,670
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	8,472
(H Shares)	44,000	471,048
Uni-President China Holdings Ltd.	80,000	79,877
Unigroup Guoxin Microelectronics Co. Ltd.	3,299	50,703
Unisplendour Corp. Ltd. (A Shares)	10,220	43,928
Vipshop Holdings Ltd. ADR (a)	26,864	421,765
Walvax Biotechnology Co. Ltd. (A Shares)	5,400	24,979
Wanda Film Holding Co. Ltd. (A Shares) (a)	7,300	15,111
Wanhua Chemical Group Co. Ltd. (A Shares)	11,300	150,997
Want Want China Holdings Ltd.	291,000	185,587
Weibo Corp. sponsored ADR (a)	4,266	74,698
Weichai Power Co. Ltd.:
(A Shares)	22,700	37,909
(H Shares)	127,000	187,724
Weihai Guangwei Composites Co. Ltd. (A Shares)	2,200	16,606
Wens Foodstuffs Group Co. Ltd. (A Shares)	23,060	66,073
Western Mining Co. Ltd. (A Shares)	7,900	15,081
Western Securities Co. Ltd. (A Shares)	13,000	12,616
Western Superconducting Technologies Co. Ltd. (A Shares)	1,645	18,581
Will Semiconductor Ltd.	4,050	53,676
Wilmar International Ltd.	125,000	369,215
Wingtech Technology Co. Ltd. (A Shares)	4,100	31,304
Wuchan Zhongda Group Co. Ltd.	14,500	11,455
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	700	9,905
Wuhan Guide Infrared Co. Ltd. (A Shares)	13,531	21,647
Wuliangye Yibin Co. Ltd. (A Shares)	14,400	352,639
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	5,140	16,335
WuXi AppTec Co. Ltd.	7,860	77,044
WuXi AppTec Co. Ltd. (H Shares) (c)	25,664	225,713
Wuxi Autowell Technology Co. Ltd. (A Shares)	600	14,543
Wuxi Biologics (Cayman), Inc. (a)(c)	228,000	1,359,527
XCMG Construction Machinery Co. Ltd. (A Shares)	46,100	45,796
Xiamen C&D, Inc. (A Shares)	12,400	21,794
Xiamen Faratronic Co. Ltd. (A Shares)	900	17,381
Xiamen Tungsten Co. Ltd. (A Shares)	6,000	17,006
Xiaomi Corp. Class B (a)(c)	968,400	1,374,551
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	7,536	11,970
(H Shares)	21,016	17,234
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	6,800	6,443
Xinyi Solar Holdings Ltd.	302,968	325,720
XPeng, Inc. Class A (a)	52,402	250,217
XTEP International Holdings Ltd.	79,500	92,720
Yadea Group Holdings Ltd. (c)	76,000	177,690
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	1,600	10,314
Yankuang Energy Group Co. Ltd.:
(A Shares)	12,100	60,363
(H Shares)	96,000	329,335
Yantai Jereh Oilfield Services (A Shares)	3,100	12,196
Yealink Network Technology Corp. Ltd.	2,950	28,182
Yifeng Pharmacy Chain Co. Ltd.	2,900	20,941
Yihai International Holding Ltd.	29,000	76,969
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	5,000	31,466
Yintai Gold Co. Ltd. (A Shares)	8,120	15,136
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,950	18,063
Yonyou Network Technology Co. Ltd. (A Shares)	13,020	40,806
Youngor Group Co. Ltd. (A Shares)	20,800	20,660
Youngy Co. Ltd. (A Shares) (a)	700	7,166
YTO Express Group Co. Ltd. (A Shares)	11,100	27,823
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	3,500	7,724
Yuexiu Property Co. Ltd.	84,800	122,677
Yum China Holdings, Inc.	26,597	1,627,204
Yunda Holding Co. Ltd. (A Shares)	10,180	17,906
Yunnan Aluminium Co. Ltd. (A Shares)	12,100	24,982
Yunnan Baiyao Group Co. Ltd. (A Shares)	5,800	48,856
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	900	14,864
Yunnan Energy New Material Co. Ltd.	3,400	51,317
Yunnan Tin Co. Ltd. (A Shares)	4,300	9,628
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	7,000	19,430
Zai Lab Ltd. ADR (a)	5,348	187,073
Zangge Mining Co. Ltd. (Series A)	6,100	20,243
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	2,200	86,710
Zhaojin Mining Industry Co. Ltd. (H Shares)	71,500	113,819
Zhefu Holding Group Co. Ltd. (A Shares)	15,500	8,574
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	21,840	21,698
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	23,100	32,416
Zhejiang Chint Electric Co. Ltd. (A Shares)	7,000	26,455
Zhejiang Dahua Technology Co. Ltd. (A Shares)	13,200	44,895
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	1,600	11,844
Zhejiang Expressway Co. Ltd. (H Shares)	78,000	64,729
Zhejiang HangKe Technology, Inc. Co. (A Shares)	1,109	8,005
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	15,001
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	5,840	44,100
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	5,000	49,644
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	3,700	17,183
Zhejiang Juhua Co. Ltd. (A Shares)	11,400	25,036
Zhejiang NHU Co. Ltd. (A Shares)	10,632	26,292
Zhejiang Supcon Technology Co. Ltd. (A Shares)	1,968	27,516
Zhejiang Supor Cookware Co. Ltd.	1,700	12,678
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	6,240	16,534
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	5,900	18,896
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	2,300	15,424
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	2,400	5,939
Zheshang Securities Co. Ltd.	16,700	24,796
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	42,700	132,927
Zhongji Innolight Co. Ltd. (A Shares)	3,300	43,039
Zhongsheng Group Holdings Ltd. Class H	38,000	162,318
Zhongtai Securities Co. Ltd. (A Shares)	15,500	16,796
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	4,183	28,262
(H Shares)	31,900	128,748
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	1,700	10,142
Zhuzhou Kibing Group Co. Ltd. (A Shares)	8,200	12,225
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	7,300	7,541
Zijin Mining Group Co. Ltd.:
(A Shares)	72,100	134,429
(H Shares)	376,000	636,589
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	25,800	24,213
(H Shares)	10,200	5,568
ZTE Corp. (H Shares)	79,800	257,019
ZTO Express, Inc. sponsored ADR	26,949	745,948
TOTAL CHINA		134,310,917
Colombia - 0.0%
Bancolombia SA	14,586	111,770
Interconexion Electrica SA ESP	27,677	107,220
TOTAL COLOMBIA		218,990
Czech Republic - 0.1%
CEZ A/S	10,031	538,812
Komercni Banka A/S	5,205	167,824
MONETA Money Bank A/S (c)	19,849	72,783
TOTAL CZECH REPUBLIC		779,419
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	212	377,648
Series B	304	549,496
Carlsberg A/S Series B	6,138	1,014,002
Chr. Hansen Holding A/S	6,731	523,196
Coloplast A/S Series B	7,530	1,083,109
Danske Bank A/S (a)	43,606	918,920
Demant A/S (a)	5,763	246,554
DSV A/S	11,811	2,218,327
Genmab A/S (a)	4,185	1,719,887
Novo Nordisk A/S Series B	104,481	17,380,884
Novozymes A/S Series B	12,731	661,346
ORSTED A/S (c)	11,962	1,072,681
Pandora A/S	5,631	519,605
Rockwool International A/S Series B	559	134,905
Tryg A/S	22,802	537,648
Vestas Wind Systems A/S	63,842	1,766,546
TOTAL DENMARK		30,724,754
Egypt - 0.0%
Commercial International Bank SAE	155,799	269,245
Commercial International Bank SAE GDR	1,083	1,310
Eastern Co. SAE	62,936	35,440
EFG-Hermes Holding SAE	49,089	28,993
TOTAL EGYPT		334,988
Finland - 0.8%
Elisa Corp. (A Shares)	9,043	561,200
Fortum Corp.	27,894	415,863
Kesko Oyj	17,743	369,612
Kone OYJ (B Shares)	21,524	1,226,184
Metso Outotec Oyj	42,350	466,655
Neste OYJ	26,723	1,293,860
Nokia Corp.	341,610	1,445,404
Nordea Bank ABP	208,594	2,315,169
Orion Oyj (B Shares)	6,734	316,249
Sampo Oyj (A Shares)	30,240	1,531,454
Stora Enso Oyj (R Shares)	35,626	451,447
UPM-Kymmene Corp.	33,780	1,075,721
Wartsila Corp.	30,934	357,905
TOTAL FINLAND		11,826,723
France - 6.9%
Accor SA	10,897	385,678
Adevinta ASA Class B (a)	17,967	138,246
Aeroports de Paris SA	1,810	287,399
Air Liquide SA	33,021	5,940,155
Airbus Group NV	37,342	5,229,173
Alstom SA	20,422	513,298
Amundi SA (c)	4,019	262,834
Arkema SA	3,955	390,565
AXA SA (e)	118,649	3,872,724
bioMerieux SA	2,703	282,654
BNP Paribas SA	70,180	4,534,568
Bollore SA	55,136	371,817
Bouygues SA (e)	14,020	512,895
Bureau Veritas SA	18,745	539,925
Capgemini SA	10,382	1,886,444
Carrefour SA	37,106	771,827
Compagnie de Saint-Gobain	31,074	1,799,020
Compagnie Generale des Etablissements Michelin SCA Series B	43,118	1,373,205
Covivio	2,841	161,221
Covivio rights (a)(b)	2,841	11,739
Credit Agricole SA	76,650	936,933
Danone SA	40,514	2,681,365
Dassault Aviation SA	1,574	307,507
Dassault Systemes SA	42,076	1,700,151
Edenred SA	15,784	1,024,760
Eiffage SA	5,317	632,165
Engie SA (e)	115,354	1,845,108
EssilorLuxottica SA	18,365	3,630,409
Eurazeo SA	2,983	212,502
Gecina SA	2,886	320,870
Getlink SE	27,440	512,805
Hermes International SCA	1,996	4,325,765
Ipsen SA	2,317	280,841
Kering SA (e)	4,737	3,025,860
Klepierre SA	13,564	343,164
L'Oreal SA (e)	15,246	7,270,013
La Francaise des Jeux SAEM (c)	6,727	287,160
Legrand SA	16,982	1,603,658
LVMH Moet Hennessy Louis Vuitton SE (e)	17,460	16,794,448
Orange SA	126,082	1,641,073
Pernod Ricard SA	13,059	3,013,206
Publicis Groupe SA	14,496	1,185,151
Remy Cointreau SA	1,439	248,707
Renault SA	11,910	441,348
Safran SA	21,593	3,358,138
Sartorius Stedim Biotech	1,768	472,429
SEB SA	1,642	187,807
Societe Generale Series A	51,246	1,244,677
Sodexo SA	5,661	606,320
Teleperformance	3,744	745,893
Thales SA	6,763	1,031,378
TotalEnergies SE	157,085	10,037,723
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	7,722	413,021
Valeo SA	12,690	247,012
Veolia Environnement SA	42,159	1,334,962
VINCI SA (e)	33,925	4,194,256
Vivendi SA	44,550	488,638
Wendel SA	1,874	209,800
Worldline SA (a)(c)	15,294	663,650
TOTAL FRANCE		108,766,060
Germany - 5.1%
adidas AG	10,246	1,804,382
Allianz SE	25,387	6,374,850
Aroundtown SA	61,560	83,468
BASF AG	58,041	2,996,309
Bayer AG	62,105	4,098,698
Bayerische Motoren Werke AG (BMW)	20,135	2,250,625
Bechtle AG	4,965	230,053
Beiersdorf AG	6,353	886,247
Brenntag SE	9,819	798,267
Carl Zeiss Meditec AG	2,580	346,265
Commerzbank AG	67,539	749,050
Continental AG	6,901	482,259
Covestro AG (c)	12,037	528,069
Daimler Truck Holding AG	28,714	947,300
Deutsche Bank AG	131,094	1,436,291
Deutsche Borse AG	11,987	2,286,025
Deutsche Lufthansa AG (a)	37,787	405,133
Deutsche Post AG	62,724	3,016,999
Deutsche Telekom AG	203,855	4,915,304
E.ON SE	141,509	1,871,925
Evonik Industries AG	13,441	292,658
Fresenius Medical Care AG & Co. KGaA	13,140	637,605
Fresenius SE & Co. KGaA	26,855	775,890
GEA Group AG	9,701	454,733
Hannover Reuck SE	3,804	811,499
HeidelbergCement AG	9,083	686,187
HelloFresh AG (a)	10,154	271,102
Henkel AG & Co. KGaA	6,536	482,535
Infineon Technologies AG	82,510	3,004,748
Knorr-Bremse AG	4,507	315,060
LEG Immobilien AG	4,542	282,172
Mercedes-Benz Group AG (Germany)	50,615	3,947,263
Merck KGaA	8,185	1,466,047
MTU Aero Engines AG	3,419	895,510
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,817	3,308,112
Nemetschek SE	3,534	274,847
Puma AG	6,794	396,475
Rational AG	312	225,184
Rheinmetall AG	2,764	808,621
RWE AG	40,649	1,905,863
SAP SE	65,844	8,909,760
Scout24 AG (c)	5,013	312,096
Siemens AG	48,330	7,966,342
Siemens Energy AG (a)	33,173	810,753
Siemens Healthineers AG (c)	17,868	1,110,839
Symrise AG	8,455	1,021,555
Telefonica Deutschland Holding AG	65,727	221,981
United Internet AG	5,347	91,677
Volkswagen AG	1,935	324,872
Vonovia SE	45,587	988,714
Zalando SE (a)(c)	14,344	587,496
TOTAL GERMANY		80,095,715
Greece - 0.1%
Alpha Bank SA (a)	134,557	168,285
Eurobank Ergasias Services and Holdings SA (a)	158,535	223,603
Ff Group (a)(d)	256	0
Hellenic Telecommunications Organization SA	12,032	175,669
Jumbo SA	7,347	169,199
Motor Oil (HELLAS) Corinth Refineries SA	3,704	88,159
Mytilineos SA	6,089	176,459
National Bank of Greece SA (a)	33,971	177,431
OPAP SA	12,380	210,898
Public Power Corp. of Greece (a)	13,614	117,310
Terna Energy SA	3,408	75,406
TOTAL GREECE		1,582,419
Hong Kong - 1.6%
AIA Group Ltd.	747,000	8,132,646
CK Asset Holdings Ltd.	123,745	731,720
CK Infrastructure Holdings Ltd.	39,000	222,042
CLP Holdings Ltd.	105,500	785,524
Futu Holdings Ltd. ADR (a)	3,621	160,302
Hang Lung Properties Ltd.	123,000	224,835
Hang Seng Bank Ltd.	49,000	726,320
Henderson Land Development Co. Ltd.	94,010	334,744
HKT Trust/HKT Ltd. unit	237,000	311,483
Hong Kong & China Gas Co. Ltd.	718,865	638,303
Hong Kong Exchanges and Clearing Ltd.	76,149	3,161,470
Hongkong Land Holdings Ltd.	69,709	310,236
Jardine Matheson Holdings Ltd.	10,235	494,778
Kingboard Laminates Holdings Ltd.	54,500	56,167
Link (REIT)	161,060	1,053,476
MTR Corp. Ltd.	99,445	496,879
New World Development Co. Ltd.	92,267	246,065
Nine Dragons Paper (Holdings) Ltd.	102,000	70,766
Orient Overseas International Ltd.	8,000	162,538
Power Assets Holdings Ltd.	90,000	514,287
Prudential PLC	173,748	2,658,525
Sino Biopharmaceutical Ltd.	646,250	358,734
Sino Land Ltd.	224,105	301,998
Sun Hung Kai Properties Ltd.	92,000	1,280,943
Swire Pacific Ltd. (A Shares)	30,000	238,144
Swire Properties Ltd.	76,400	205,343
Techtronic Industries Co. Ltd.	87,500	946,618
Vinda International Holdings Ltd.	23,000	60,096
WH Group Ltd. (c)	526,266	292,993
Wharf Real Estate Investment Co. Ltd.	107,000	617,039
Xinyi Glass Holdings Ltd.	113,000	206,738
TOTAL HONG KONG		26,001,752
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	25,693	208,093
OTP Bank PLC	13,898	422,829
Richter Gedeon PLC	8,646	208,647
TOTAL HUNGARY		839,569
India - 3.6%
ABB India Ltd.	3,601	150,989
ACC Ltd.	4,144	89,660
Adani Enterprises Ltd.	10,604	250,962
Adani Green Energy Ltd. (a)	19,613	229,199
Adani Ports & Special Economic Zone Ltd.	33,346	279,057
Adani Power Ltd. (a)	47,234	130,408
Adani Total Gas Ltd.	17,001	197,208
Adani Transmissions Ltd. (a)	17,275	218,120
Ambuja Cements Ltd.	37,614	183,101
Apollo Hospitals Enterprise Ltd.	6,206	343,896
Asian Paints Ltd.	24,575	875,507
AU Small Finance Bank Ltd. (c)	10,166	82,953
Aurobindo Pharma Ltd.	15,801	119,574
Avenue Supermarts Ltd. (a)(c)	10,461	451,033
Axis Bank Ltd.	144,209	1,523,863
Bajaj Auto Ltd.	4,328	235,154
Bajaj Finance Ltd.	17,359	1,340,368
Bajaj Finserv Ltd.	23,581	392,714
Bajaj Holdings & Investment Ltd.	1,603	134,648
Balkrishna Industries Ltd.	4,704	120,264
Bandhan Bank Ltd. (a)(c)	40,248	113,459
Bank of Baroda	62,318	143,887
Berger Paints India Ltd.	14,521	108,776
Bharat Electronics Ltd.	229,434	290,878
Bharat Forge Ltd.	16,296	160,242
Bharat Petroleum Corp. Ltd.	54,454	238,593
Bharti Airtel Ltd.	141,608	1,387,712
Britannia Industries Ltd.	6,991	390,215
Cg Power & Industrial Soluti	36,975	140,182
Cholamandalam Investment and Finance Co. Ltd.	26,787	286,623
Cipla Ltd./India	30,312	337,593
Coal India Ltd.	93,903	268,682
Colgate-Palmolive Ltd.	8,154	159,388
Container Corp. of India Ltd.	16,273	122,142
Dabur India Ltd.	39,715	259,488
Divi's Laboratories Ltd.	8,602	344,975
DLF Ltd.	38,327	200,691
Dr. Reddy's Laboratories Ltd.	7,646	461,559
Eicher Motors Ltd.	8,543	346,308
GAIL India Ltd.	150,064	197,458
Godrej Consumer Products Ltd. (a)	25,970	288,873
Godrej Properties Ltd. (a)	7,362	119,030
Grasim Industries Ltd.	16,558	349,556
Havells India Ltd.	15,752	237,861
HCL Technologies Ltd.	60,771	795,361
HDFC Standard Life Insurance Co. Ltd. (c)	59,738	388,229
Hero Motocorp Ltd.	6,762	212,273
Hindalco Industries Ltd.	84,877	455,883
Hindustan Petroleum Corp. Ltd. (a)	39,406	121,345
Hindustan Unilever Ltd.	52,212	1,573,223
Housing Development Finance Corp. Ltd.	109,444	3,732,895
ICICI Bank Ltd.	326,326	3,685,196
ICICI Lombard General Insurance Co. Ltd. (c)	15,253	201,847
ICICI Prudential Life Insurance Co. Ltd. (c)	23,276	124,162
Indian Oil Corp. Ltd.	174,739	174,325
Indian Railway Catering & Tourism Corp. Ltd.	14,494	109,989
Indraprastha Gas Ltd.	20,882	126,963
Indus Towers Ltd.	42,551	80,938
Info Edge India Ltd.	4,367	202,838
Infosys Ltd.	213,244	3,293,649
InterGlobe Aviation Ltd. (a)(c)	5,797	143,788
ITC Ltd.	188,935	986,291
Jindal Steel & Power Ltd.	22,673	162,405
JSW Steel Ltd. (a)	45,310	403,572
Jubilant Foodworks Ltd.	24,538	134,716
Kotak Mahindra Bank Ltd.	35,431	844,150
Larsen & Toubro Ltd.	43,750	1,269,760
Ltimindtree Ltd. (c)	5,552	302,092
Lupin Ltd.	12,568	109,331
Mahindra & Mahindra Ltd.	55,551	836,683
Marico Ltd.	35,368	215,325
Maruti Suzuki India Ltd.	7,690	810,774
Mphasis BFL Ltd.	5,423	121,113
MRF Ltd.	116	126,603
Muthoot Finance Ltd.	7,549	94,504
Nestle India Ltd.	2,092	557,894
NTPC Ltd.	241,698	510,320
Oil & Natural Gas Corp. Ltd.	153,522	299,722
Page Industries Ltd.	388	191,881
Petronet LNG Ltd.	51,294	149,139
PI Industries Ltd.	4,881	202,651
Pidilite Industries Ltd.	9,397	278,897
Power Grid Corp. of India Ltd.	194,837	567,146
Reliance Industries Ltd.	192,437	5,720,862
Samvardhana Motherson International Ltd.	123,787	111,614
SBI Cards & Payment Services Ltd.	15,368	145,599
SBI Life Insurance Co. Ltd. (c)	28,035	392,103
Shree Cement Ltd.	716	213,710
Shriram Transport Finance Co. Ltd.	14,130	231,173
Siemens Ltd.	4,298	181,856
SRF Ltd.	9,375	292,455
State Bank of India	114,067	810,894
Sun Pharmaceutical Industries Ltd.	61,627	746,236
Tata Consultancy Services Ltd.	58,010	2,295,943
Tata Consumer Products Ltd.	35,483	332,335
Tata Elxsi Ltd.	2,099	171,460
Tata Motors Ltd. (a)	103,461	617,946
Tata Power Co. Ltd./The	91,225	225,567
Tata Steel Ltd.	470,697	624,694
Tech Mahindra Ltd.	36,554	460,451
The Indian Hotels Co. Ltd.	51,378	213,924
Titan Co. Ltd.	22,772	738,575
Torrent Pharmaceuticals Ltd.	6,058	122,773
Trent Ltd.	11,632	195,192
Tube Investments of India Ltd.	6,524	207,203
Tvs Motor Co. Ltd.	13,168	184,012
Ultratech Cement Ltd.	6,316	585,315
United Spirits Ltd. (a)	18,631	177,803
UPL Ltd.	32,622	296,381
Varun Beverages Ltd.	13,883	246,319
Vedanta Ltd.	45,519	156,313
Wipro Ltd.	85,032	403,061
Yes Bank Ltd. (a)	688,520	132,648
Zomato Ltd. (a)	184,510	147,700
TOTAL INDIA		56,282,839
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	279,700	123,116
PT Adaro Energy Indonesia Tbk	876,400	187,606
PT Aneka Tambang Tbk	520,500	74,876
PT Astra International Tbk	1,302,900	600,987
PT Bank Central Asia Tbk	3,518,000	2,177,120
PT Bank Mandiri (Persero) Tbk	2,380,400	841,472
PT Bank Negara Indonesia (Persero) Tbk	465,300	299,862
PT Bank Rakyat Indonesia (Persero) Tbk	4,336,610	1,511,219
PT Barito Pacific Tbk	1,742,095	99,343
PT Charoen Pokphand Indonesia Tbk	440,600	137,941
PT Indah Kiat Pulp & Paper Tbk	165,100	87,730
PT Indofood CBP Sukses Makmur Tbk	138,300	99,857
PT Kalbe Farma Tbk	1,325,100	191,853
PT Merdeka Copper Gold Tbk (a)	739,661	199,530
PT Sarana Menara Nusantara Tbk	1,370,700	95,994
PT Semen Indonesia (Persero) Tbk	204,782	83,290
PT Sumber Alfaria Trijaya Tbk	1,048,400	207,303
PT Telkom Indonesia Persero Tbk	3,169,200	917,955
PT Unilever Indonesia Tbk	477,600	143,451
PT United Tractors Tbk	103,000	203,330
PT Vale Indonesia Tbk (a)	152,100	72,698
TOTAL INDONESIA		8,356,533
Ireland - 0.4%
AerCap Holdings NV (a)	10,600	597,416
AIB Group PLC	69,036	296,524
Bank of Ireland Group PLC	67,713	699,123
CRH PLC	44,586	2,151,452
CRH PLC sponsored ADR (e)	2,620	127,070
Kerry Group PLC Class A	10,082	1,060,277
Kingspan Group PLC (Ireland)	9,615	664,292
Smurfit Kappa Group PLC	15,802	584,006
TOTAL IRELAND		6,180,160
Israel - 0.4%
Azrieli Group	2,612	151,135
Bank Hapoalim BM (Reg.)	81,157	692,530
Bank Leumi le-Israel BM	98,280	771,216
Bezeq The Israel Telecommunication Corp. Ltd.	132,194	179,095
Check Point Software Technologies Ltd. (a)	6,390	813,830
Elbit Systems Ltd. (Israel)	1,656	304,841
First International Bank of Israel	3,321	119,687
Icl Group Ltd.	45,898	281,381
Israel Discount Bank Ltd. (Class A)	79,003	388,555
Mizrahi Tefahot Bank Ltd.	9,907	322,103
NICE Ltd. (a)	3,742	768,330
NICE Ltd. sponsored ADR (a)	278	56,715
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	70,659	616,853
Tower Semiconductor Ltd. (a)	6,753	296,962
Wix.com Ltd. (a)	3,534	308,271
TOTAL ISRAEL		6,071,504
Italy - 1.4%
Amplifon SpA	7,721	283,139
Assicurazioni Generali SpA	68,732	1,429,892
Coca-Cola HBC AG	12,534	381,831
Davide Campari Milano NV	33,515	431,344
DiaSorin SpA	1,586	172,105
Enel SpA	511,781	3,496,547
Eni SpA	157,492	2,379,296
Ferrari NV (Italy)	7,903	2,197,108
FinecoBank SpA	38,884	588,279
Infrastrutture Wireless Italiane SpA (c)	21,795	302,480
Intesa Sanpaolo SpA	1,016,986	2,674,054
Mediobanca SpA	38,044	407,888
Moncler SpA	12,936	957,311
Nexi SpA (a)(c)	36,507	301,944
Poste Italiane SpA (c)	33,830	351,376
Prysmian SpA	16,231	662,995
Recordati SpA	6,557	301,506
Snam SpA	125,414	696,496
Telecom Italia SpA (a)	615,171	180,920
Terna - Rete Elettrica Nazionale	88,693	768,164
UniCredit SpA	121,286	2,403,340
TOTAL ITALY		21,368,015
Japan - 13.3%
Advantest Corp.	11,500	896,217
AEON Co. Ltd. (e)	41,700	849,929
AGC, Inc.	12,100	451,147
Aisin Seiki Co. Ltd.	9,200	270,034
Ajinomoto Co., Inc.	28,900	1,039,370
Ana Holdings, Inc. (a)	10,400	226,856
Asahi Group Holdings	29,000	1,120,389
ASAHI INTECC Co. Ltd.	13,500	244,299
Asahi Kasei Corp.	80,900	571,410
Astellas Pharma, Inc.	116,600	1,756,528
Azbil Corp.	7,300	204,157
Bandai Namco Holdings, Inc.	38,300	870,001
BayCurrent Consulting, Inc.	8,100	281,556
Bridgestone Corp.	36,000	1,445,701
Brother Industries Ltd.	14,500	227,726
Canon, Inc.	62,800	1,495,730
Capcom Co. Ltd.	10,800	405,838
Central Japan Railway Co.	9,100	1,126,569
Chiba Bank Ltd.	32,200	210,267
Chubu Electric Power Co., Inc.	40,000	446,095
Chugai Pharmaceutical Co. Ltd.	42,700	1,101,902
Concordia Financial Group Ltd.	66,600	252,704
CyberAgent, Inc.	26,900	234,746
Dai Nippon Printing Co. Ltd.	13,900	399,571
Dai-ichi Mutual Life Insurance Co.	62,100	1,155,108
Daifuku Co. Ltd.	19,700	362,968
Daiichi Sankyo Kabushiki Kaisha	110,700	3,798,628
Daikin Industries Ltd.	15,700	2,851,608
Daito Trust Construction Co. Ltd.	3,900	369,633
Daiwa House Industry Co. Ltd.	37,800	963,464
Daiwa House REIT Investment Corp.	145	308,512
Daiwa Securities Group, Inc.	83,700	388,761
DENSO Corp.	27,400	1,653,963
Dentsu Group, Inc.	12,800	461,246
Disco Corp.	5,400	614,818
East Japan Railway Co.	19,100	1,092,934
Eisai Co. Ltd.	16,000	923,253
ENEOS Holdings, Inc.	194,800	693,006
FANUC Corp.	60,600	2,046,536
Fast Retailing Co. Ltd.	11,100	2,628,498
Fuji Electric Co. Ltd.	8,100	326,961
FUJIFILM Holdings Corp.	22,800	1,188,335
Fujitsu Ltd.	12,400	1,652,639
GLP J-REIT	291	332,489
GMO Payment Gateway, Inc.	2,600	203,351
Hakuhodo DY Holdings, Inc.	14,900	175,572
Hamamatsu Photonics K.K.	8,700	461,221
Hankyu Hanshin Holdings, Inc.	14,800	462,075
Hikari Tsushin, Inc.	1,300	177,379
Hirose Electric Co. Ltd.	1,810	244,276
Hitachi Construction Machinery Co. Ltd.	7,300	179,886
Hitachi Ltd.	61,200	3,385,256
Honda Motor Co. Ltd.	102,800	2,726,567
Hoshizaki Corp.	7,000	246,548
Hoya Corp.	22,600	2,369,724
Hulic Co. Ltd.	23,000	198,031
Ibiden Co. Ltd.	7,000	275,424
Idemitsu Kosan Co. Ltd.	13,066	278,215
Iida Group Holdings Co. Ltd.	9,800	174,237
INPEX Corp.	66,400	726,619
Isuzu Motors Ltd.	36,300	428,668
Itochu Corp.	74,800	2,481,480
ITOCHU Techno-Solutions Corp.	5,700	147,605
Japan Airlines Co. Ltd.	9,100	173,597
Japan Exchange Group, Inc.	32,000	519,609
Japan Post Bank Co. Ltd.	93,900	749,845
Japan Post Holdings Co. Ltd.	149,900	1,233,966
Japan Post Insurance Co. Ltd.	13,000	211,108
Japan Real Estate Investment Corp.	78	309,067
Japan Retail Fund Investment Corp.	436	319,246
Japan Tobacco, Inc.	75,500	1,624,525
JFE Holdings, Inc.	30,600	362,007
JSR Corp.	11,200	259,879
Kajima Corp.	26,800	354,579
Kansai Electric Power Co., Inc.	43,300	467,411
Kao Corp.	29,500	1,192,051
KDDI Corp.	101,500	3,168,641
Keio Corp.	6,500	241,410
Keisei Electric Railway Co.	8,100	285,840
Keyence Corp.	12,300	5,546,762
Kikkoman Corp.	9,300	550,874
Kintetsu Group Holdings Co. Ltd.	10,600	357,827
Kirin Holdings Co. Ltd.	52,500	852,879
Kobayashi Pharmaceutical Co. Ltd.	3,200	199,686
Kobe Bussan Co. Ltd.	9,400	262,903
Koei Tecmo Holdings Co. Ltd.	6,980	128,361
Koito Manufacturing Co. Ltd.	13,700	265,005
Komatsu Ltd.	58,600	1,457,374
Konami Group Corp.	5,700	280,463
Kose Corp.	2,100	245,060
Kubota Corp.	63,300	959,185
Kurita Water Industries Ltd.	6,500	272,408
Kyocera Corp.	20,200	1,060,249
Kyowa Hakko Kirin Co., Ltd.	17,100	380,499
Lasertec Corp.	4,800	653,021
LIXIL Group Corp.	18,000	283,339
M3, Inc.	28,130	690,478
Makita Corp.	13,900	392,129
Marubeni Corp.	97,700	1,386,676
MatsukiyoCocokara & Co.	7,300	390,914
Mazda Motor Corp.	35,900	324,877
McDonald's Holdings Co. (Japan) Ltd.	5,500	229,131
Meiji Holdings Co. Ltd.	14,000	337,816
Minebea Mitsumi, Inc.	23,000	425,929
Misumi Group, Inc.	18,300	461,658
Mitsubishi Chemical Holdings Corp.	82,400	483,411
Mitsubishi Corp.	79,100	2,932,702
Mitsubishi Electric Corp.	122,300	1,516,383
Mitsubishi Estate Co. Ltd.	70,500	868,863
Mitsubishi Heavy Industries Ltd.	20,300	769,781
Mitsubishi UFJ Financial Group, Inc.	754,900	4,725,323
Mitsubishi UFJ Lease & Finance Co. Ltd.	43,200	224,240
Mitsui & Co. Ltd.	90,500	2,825,293
Mitsui Chemicals, Inc.	12,000	303,612
Mitsui Fudosan Co. Ltd.	57,400	1,140,080
Mitsui OSK Lines Ltd.	21,600	535,477
Mizuho Financial Group, Inc.	152,310	2,207,860
MonotaRO Co. Ltd.	15,300	231,472
MS&AD Insurance Group Holdings, Inc.	26,800	879,638
Murata Manufacturing Co. Ltd.	36,300	2,059,523
NEC Corp.	15,300	588,366
Nexon Co. Ltd.	30,400	686,747
NGK Insulators Ltd.	15,600	195,809
Nidec Corp.	28,400	1,405,291
Nihon M&A Center Holdings, Inc.	18,500	141,411
Nintendo Co. Ltd.	69,700	2,946,734
Nippon Building Fund, Inc.	95	398,356
Nippon Express Holdings, Inc.	4,800	281,673
Nippon Paint Holdings Co. Ltd.	52,800	476,374
Nippon Prologis REIT, Inc.	132	300,706
Nippon Sanso Holdings Corp.	10,500	189,448
Nippon Shinyaku Co. Ltd.	3,200	146,332
Nippon Steel & Sumitomo Metal Corp.	51,200	1,093,500
Nippon Telegraph & Telephone Corp.	74,900	2,285,497
Nippon Yusen KK	31,100	735,170
Nissan Chemical Corp.	8,100	359,981
Nissan Motor Co. Ltd.	148,600	541,860
Nisshin Seifun Group, Inc.	13,200	160,003
Nissin Food Holdings Co. Ltd.	3,900	376,007
Nitori Holdings Co. Ltd.	5,000	636,680
Nitto Denko Corp.	9,040	584,420
Nomura Holdings, Inc.	185,600	665,358
Nomura Real Estate Holdings, Inc.	7,100	176,925
Nomura Real Estate Master Fund, Inc.	265	310,078
Nomura Research Institute Ltd.	25,300	636,537
NTT Data Corp.	39,600	537,893
Obayashi Corp.	41,000	341,808
OBIC Co. Ltd.	4,400	677,931
Odakyu Electric Railway Co. Ltd.	19,200	268,192
Oji Holdings Corp.	52,700	207,095
Olympus Corp.	77,300	1,353,246
OMRON Corp.	11,800	692,178
Ono Pharmaceutical Co. Ltd.	23,300	469,148
Open House Group Co. Ltd.	4,900	195,866
Oracle Corp. Japan	2,400	172,245
Oriental Land Co. Ltd.	63,100	2,233,058
ORIX Corp.	75,900	1,291,251
Osaka Gas Co. Ltd.	23,000	380,448
Otsuka Corp.	7,000	254,793
Otsuka Holdings Co. Ltd.	24,900	847,117
Pan Pacific International Holdings Ltd.	24,190	452,037
Panasonic Holdings Corp.	139,800	1,316,746
Persol Holdings Co. Ltd.	11,000	226,814
Rakuten Group, Inc.	53,400	266,357
Recruit Holdings Co. Ltd.	91,200	2,558,489
Renesas Electronics Corp. (a)	74,300	968,311
Resona Holdings, Inc.	137,300	684,298
Ricoh Co. Ltd.	34,600	286,479
ROHM Co. Ltd.	5,600	421,614
SBI Holdings, Inc. Japan	15,300	298,821
SCSK Corp.	9,300	140,410
Secom Co. Ltd.	13,200	845,249
Seiko Epson Corp.	17,400	266,111
Sekisui Chemical Co. Ltd.	23,000	327,346
Sekisui House Ltd.	39,200	805,899
Seven & i Holdings Co. Ltd.	47,700	2,161,642
SG Holdings Co. Ltd.	17,800	256,139
Sharp Corp.	14,200	101,203
Shimadzu Corp.	15,200	475,407
SHIMANO, Inc.	4,700	726,867
SHIMIZU Corp.	36,300	221,684
Shin-Etsu Chemical Co. Ltd.	116,800	3,332,984
Shionogi & Co. Ltd.	16,600	743,091
Shiseido Co. Ltd.	25,300	1,268,183
Shizuoka Financial Group	28,300	213,315
SMC Corp.	3,600	1,795,481
SoftBank Corp.	180,000	2,026,586
SoftBank Group Corp.	76,200	2,857,684
Sompo Holdings, Inc.	19,900	830,419
Sony Group Corp.	79,600	7,201,710
Square Enix Holdings Co. Ltd.	5,300	260,808
Subaru Corp.	39,100	638,183
Sumco Corp.	22,200	305,731
Sumitomo Chemical Co. Ltd.	92,000	310,888
Sumitomo Corp.	71,100	1,274,316
Sumitomo Electric Industries Ltd.	44,800	571,749
Sumitomo Metal Mining Co. Ltd.	15,700	579,467
Sumitomo Mitsui Financial Group, Inc.	82,400	3,367,988
Sumitomo Mitsui Trust Holdings, Inc.	21,000	757,002
Sumitomo Realty & Development Co. Ltd.	19,200	448,305
Suntory Beverage & Food Ltd.	8,700	327,515
Suzuki Motor Corp.	23,400	815,922
Sysmex Corp.	10,700	688,259
T&D Holdings, Inc.	32,900	402,905
Taisei Corp.	11,500	391,125
Takeda Pharmaceutical Co. Ltd.	94,977	3,149,358
TDK Corp.	24,676	848,334
Terumo Corp.	40,900	1,224,783
TIS, Inc.	14,500	398,166
Tobu Railway Co. Ltd.	11,900	303,757
Toho Co. Ltd.	7,100	282,058
Tokio Marine Holdings, Inc.	115,900	2,330,405
Tokyo Electric Power Co., Inc. (a)	95,500	342,407
Tokyo Electron Ltd.	28,300	3,240,506
Tokyo Gas Co. Ltd.	24,500	501,834
Tokyu Corp.	34,100	481,357
Toppan, Inc.	16,800	357,147
Toray Industries, Inc.	88,600	502,123
Toshiba Corp.	24,700	795,829
Tosoh Corp.	16,100	215,101
Toto Ltd.	8,700	297,555
Toyota Industries Corp.	9,300	540,496
Toyota Motor Corp.	668,300	9,175,783
Toyota Tsusho Corp.	13,200	548,688
Trend Micro, Inc.	8,500	415,340
Unicharm Corp.	25,500	1,029,434
USS Co. Ltd.	13,200	221,813
Welcia Holdings Co. Ltd.	6,400	133,997
West Japan Railway Co.	14,000	606,785
Yakult Honsha Co. Ltd.	8,100	609,233
Yamaha Corp.	8,900	350,746
Yamaha Motor Co. Ltd.	18,500	479,728
Yamato Holdings Co. Ltd.	17,900	307,479
Yaskawa Electric Corp.	15,000	610,885
Yokogawa Electric Corp.	14,700	238,740
Z Holdings Corp.	169,500	464,301
ZOZO, Inc.	7,900	166,250
TOTAL JAPAN		209,485,667
Jordan - 0.0%
Hikma Pharmaceuticals PLC	10,034	232,154
Korea (South) - 3.0%
AMOREPACIFIC Corp.	1,645	152,258
BGF Retail Co. Ltd.	449	62,666
Celltrion Healthcare Co. Ltd.	5,737	299,167
Celltrion Pharm, Inc.	1,259	77,206
Celltrion, Inc.	6,417	773,488
Cheil Worldwide, Inc.	3,890	53,852
CJ CheilJedang Corp.	495	114,672
CJ Corp.	1,017	69,662
Coway Co. Ltd.	3,392	124,592
Db Insurance Co. Ltd.	2,752	173,064
Delivery Hero AG (a)(c)	10,655	424,193
Doosan Bobcat, Inc.	3,097	118,868
Doosan Heavy Industries & Construction Co. Ltd. (a)	25,664	321,697
E-Mart, Inc.	1,251	91,531
Ecopro BM Co. Ltd.	3,113	625,368
F&F Co. Ltd.	1,051	111,250
GS Holdings Corp.	2,790	82,928
Hana Financial Group, Inc.	19,044	598,669
Hankook Tire Co. Ltd.	4,467	115,414
Hanmi Pharm Co. Ltd.	420	101,623
Hanon Systems	11,205	77,055
Hanwha Solutions Corp. (a)	6,734	242,405
HD Hyundai Co. Ltd.	2,816	124,921
HD Hyundai Heavy Industries Co. Ltd. (a)	1,049	86,340
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2,508	159,583
HLB, Inc.	6,813	181,136
HMM Co. Ltd.	16,427	251,717
Hotel Shilla Co.	1,862	113,803
HYBE Co. Ltd. (a)	1,154	233,451
Hyundai Engineering & Construction Co. Ltd.	4,675	143,896
Hyundai Glovis Co. Ltd.	1,126	138,182
Hyundai Mipo Dockyard Co. Ltd. (a)	1,463	80,564
Hyundai Mobis	3,810	620,744
Hyundai Motor Co. Ltd.	8,422	1,248,039
Hyundai Steel Co.	5,608	153,398
Industrial Bank of Korea	15,888	119,696
Kakao Corp.	20,038	877,803
Kakao Games Corp. (a)	2,160	65,660
Kakao Pay Corp. (a)	1,631	67,051
KakaoBank Corp.	8,783	145,465
Kangwon Land, Inc.	5,722	81,087
KB Financial Group, Inc.	24,880	923,817
Kia Corp.	16,979	1,075,763
Korea Aerospace Industries Ltd.	4,664	191,654
Korea Electric Power Corp. (a)	15,813	220,860
Korea Investment Holdings Co. Ltd.	2,497	103,239
Korea Zinc Co. Ltd.	555	213,403
Korean Air Lines Co. Ltd.	11,294	193,810
KRAFTON, Inc. (a)	1,812	261,857
KT&G Corp.	6,821	437,273
Kumho Petro Chemical Co. Ltd.	1,113	113,859
L&F Co. Ltd.	1,441	287,755
LG Chemical Ltd.	3,036	1,687,116
LG Corp.	6,024	394,436
LG Display Co. Ltd.	14,371	160,269
LG Electronics, Inc.	6,626	544,329
LG Energy Solution (a)	2,242	977,530
LG H & H Co. Ltd.	526	245,711
LG Innotek Co. Ltd.	883	175,814
LG Uplus Corp.	12,853	106,058
Lotte Chemical Corp.	1,249	157,483
Lotte Energy Materials Corp.	1,295	58,610
Lotte Shopping Co. Ltd.	712	42,586
Meritz Financial Holdings Co.	6,792	233,883
Mirae Asset Securities Co. Ltd.	18,991	98,715
NAVER Corp.	8,436	1,222,653
NCSOFT Corp.	1,021	289,029
Netmarble Corp. (c)	1,298	63,228
NH Investment & Securities Co. Ltd.	8,755	61,321
Orion Corp./Republic of Korea	1,437	155,855
Pan Ocean Co., Ltd. (Korea)	16,856	68,817
Pearl Abyss Corp. (a)	1,813	58,739
POSCO	4,579	1,296,392
POSCO Chemtech Co. Ltd.	1,670	420,535
S-Oil Corp.	2,799	156,828
S1 Corp.	1,067	46,618
Samsung Biologics Co. Ltd. (a)(c)	1,110	649,450
Samsung C&T Corp.	5,243	430,748
Samsung Electro-Mechanics Co. Ltd.	3,497	378,334
Samsung Electronics Co. Ltd.	301,054	14,818,958
Samsung Engineering Co. Ltd. (a)	9,851	215,104
Samsung Fire & Marine Insurance Co. Ltd.	1,934	325,478
Samsung Heavy Industries Co. Ltd. (a)	36,625	156,077
Samsung Life Insurance Co. Ltd.	5,089	252,392
Samsung SDI Co. Ltd.	3,490	1,811,930
Samsung SDS Co. Ltd.	2,525	222,108
Samsung Securities Co. Ltd.	3,846	97,668
SD Biosensor, Inc.	2,263	35,306
Shinhan Financial Group Co. Ltd.	29,413	770,350
SK Biopharmaceuticals Co. Ltd. (a)	1,932	99,946
SK Bioscience Co. Ltd. (a)	1,360	71,900
SK Hynix, Inc.	34,678	2,334,181
SK IE Technology Co. Ltd. (a)(c)	1,463	85,092
SK Innovation Co., Ltd.	3,458	450,233
SK Square Co. Ltd. (a)	6,335	201,972
SK, Inc.	2,346	286,208
SKC Co. Ltd.	1,252	93,546
Woori Financial Group, Inc.	33,855	297,881
Yuhan Corp.	3,288	141,833
TOTAL KOREA (SOUTH)		46,676,704
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	90,642	182,201
Boubyan Bank KSC	81,784	179,874
Gulf Bank	108,901	99,857
Kuwait Finance House KSCP	516,289	1,253,448
Mabanee Co. SAKC	38,552	95,609
Mobile Telecommunication Co.	135,875	252,285
National Bank of Kuwait	478,517	1,566,169
TOTAL KUWAIT		3,629,443
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	33,471	948,228
Eurofins Scientific SA	8,384	584,417
Reinet Investments SCA	9,056	198,036
TOTAL LUXEMBOURG		1,730,681
Macau - 0.1%
Galaxy Entertainment Group Ltd.	139,000	989,304
Sands China Ltd. (a)	150,800	540,078
TOTAL MACAU		1,529,382
Malaysia - 0.4%
AMMB Holdings Bhd	111,400	90,343
Axiata Group Bhd	165,460	111,174
CelcomDigi Bhd	196,500	194,068
CIMB Group Holdings Bhd	451,143	512,553
Dialog Group Bhd	229,400	118,103
Gamuda Bhd	109,900	102,373
Genting Bhd	128,900	136,147
Genting Malaysia Bhd	170,900	104,087
Hap Seng Consolidated Bhd	37,700	41,808
Hong Leong Bank Bhd	41,000	185,292
Hong Leong Credit Bhd	13,100	53,256
IHH Healthcare Bhd	106,300	136,794
Inari Amertron Bhd	167,900	87,165
IOI Corp. Bhd	165,500	142,156
Kuala Lumpur Kepong Bhd	26,000	125,582
Malayan Banking Bhd	310,798	603,968
Malaysia Airports Holdings Bhd	49,100	77,710
Maxis Bhd	150,700	148,871
MISC Bhd	100,000	163,879
MR DIY Group M Sdn Bhd (c)	165,100	58,621
Nestle (Malaysia) Bhd	4,500	137,520
Petronas Chemicals Group Bhd	152,100	242,044
Petronas Dagangan Bhd	18,500	94,010
Petronas Gas Bhd	48,300	183,073
PPB Group Bhd	39,240	143,065
Press Metal Aluminium Holdings	228,300	264,549
Public Bank Bhd	935,100	816,576
QL Resources Bhd	65,500	82,996
RHB Bank Bhd	87,247	107,320
Sime Darby Bhd	161,900	78,888
Sime Darby Plantation Bhd	123,316	118,690
Telekom Malaysia Bhd	68,521	76,341
Tenaga Nasional Bhd	164,300	328,162
Top Glove Corp. Bhd (a)	339,700	74,912
TOTAL MALAYSIA		5,942,096
Mexico - 0.7%
Alfa SA de CV Series A	206,900	131,301
America Movil S.A.B. de CV Series L	1,743,700	1,880,494
Arca Continental S.A.B. de CV	27,800	264,556
Banco del Bajio SA (c)	46,600	153,307
CEMEX S.A.B. de CV unit (a)	942,280	566,013
Coca-Cola FEMSA S.A.B. de CV unit	34,910	288,200
Fibra Uno Administracion SA de CV	191,800	264,986
Fomento Economico Mexicano S.A.B. de CV unit	123,700	1,203,460
Gruma S.A.B. de CV Series B	12,375	193,704
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	22,200	394,981
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	12,290	352,749
Grupo Bimbo S.A.B. de CV Series A	83,200	445,628
Grupo Carso SA de CV Series A1	28,900	163,134
Grupo Financiero Banorte S.A.B. de CV Series O	164,500	1,422,535
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	139,000	338,310
Grupo Mexico SA de CV Series B	197,400	970,668
Grupo Televisa SA de CV	145,000	147,101
Industrias Penoles SA de CV (a)	8,620	132,463
Kimberly-Clark de Mexico SA de CV Series A	90,200	204,586
Operadora de Sites Mexicanos, SA de CV	80,600	78,226
Orbia Advance Corp. S.A.B. de CV	60,400	139,146
Promotora y Operadora de Infraestructura S.A.B. de CV	15,030	156,331
Southern Copper Corp.	5,315	408,351
Wal-Mart de Mexico SA de CV Series V	331,700	1,337,353
TOTAL MEXICO		11,637,583
Netherlands - 3.3%
ABN AMRO Bank NV:
GDR (Bearer) (c)	25,188	402,859
rights (a)(b)	25,188	18,596
Adyen BV (a)(c)	1,371	2,202,994
AEGON NV	114,897	524,244
Akzo Nobel NV	11,395	943,469
Argenx SE (a)	3,519	1,357,448
ASM International NV (Netherlands)	2,963	1,071,060
ASML Holding NV (Netherlands)	25,448	16,081,600
Euronext NV (c)	5,459	433,701
EXOR NV	6,858	562,833
Heineken Holding NV	7,248	694,432
Heineken NV (Bearer)	16,320	1,871,132
IMCD NV	3,567	535,331
ING Groep NV (Certificaten Van Aandelen)	235,306	2,903,977
JDE Peet's BV	6,186	188,131
Koninklijke Ahold Delhaize NV	65,953	2,268,870
Koninklijke KPN NV	208,385	759,956
Koninklijke Philips Electronics NV	56,443	1,191,625
NN Group NV	17,737	660,014
OCI NV	6,562	172,741
Randstad NV	7,416	402,211
Shell PLC (London)	445,544	13,690,753
Universal Music Group NV	45,792	999,577
Wolters Kluwer NV	16,224	2,147,949
TOTAL NETHERLANDS		52,085,503
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	79,406	434,776
Fisher & Paykel Healthcare Corp.	36,897	632,891
Mercury Nz Ltd.	42,064	165,224
Meridian Energy Ltd.	79,747	270,078
Spark New Zealand Ltd.	118,937	385,374
Xero Ltd. (a)	8,367	522,316
TOTAL NEW ZEALAND		2,410,659
Norway - 0.4%
Aker BP ASA	20,141	480,985
DNB Bank ASA	58,842	1,033,609
Equinor ASA	59,928	1,725,389
Gjensidige Forsikring ASA	12,168	211,572
Kongsberg Gruppen ASA	5,580	250,175
Mowi ASA	26,382	502,783
Norsk Hydro ASA	85,511	629,281
Orkla ASA	48,455	348,281
Salmar ASA	4,029	178,633
Telenor ASA	44,504	555,201
TOTAL NORWAY		5,915,909
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	12,595	89,047
Credicorp Ltd. (United States)	4,617	625,511
TOTAL PERU		714,558
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	98,590	97,451
ACEN Corp.	46,500	5,053
Ayala Corp.	15,810	182,805
Ayala Land, Inc.	466,900	225,267
Bank of the Philippine Islands (BPI)	129,108	250,696
BDO Unibank, Inc.	149,376	388,689
International Container Terminal Services, Inc.	63,150	247,230
JG Summit Holdings, Inc.	184,551	169,125
Jollibee Food Corp.	31,680	128,611
Manila Electric Co.	17,080	104,585
Metropolitan Bank & Trust Co.	118,733	125,561
Monde Nissin Corp. (c)	382,100	64,493
PLDT, Inc.	5,270	114,483
SM Investments Corp.	15,265	246,937
SM Prime Holdings, Inc.	717,100	439,751
Universal Robina Corp.	52,860	140,428
TOTAL PHILIPPINES		2,931,165
Poland - 0.2%
Allegro.eu SA (a)(c)	22,540	177,169
Bank Polska Kasa Opieki SA	11,244	259,292
CD Projekt RED SA	4,049	110,221
Cyfrowy Polsat SA	18,168	76,127
Dino Polska SA (a)(c)	3,014	306,607
KGHM Polska Miedz SA (Bearer)	8,928	256,121
LPP SA	69	198,938
mBank SA (a)	885	73,890
PGE Polska Grupa Energetyczna SA (a)	54,683	90,365
Polski Koncern Naftowy Orlen SA	41,034	625,256
Powszechna Kasa Oszczednosci Bank SA	54,246	417,979
Powszechny Zaklad Ubezpieczen SA	37,692	346,845
Santander Bank Polska SA	2,150	174,703
TOTAL POLAND		3,113,513
Portugal - 0.1%
Energias de Portugal SA	185,955	1,024,519
Galp Energia SGPS SA Class B	31,557	382,152
Jeronimo Martins SGPS SA	18,031	454,985
TOTAL PORTUGAL		1,861,656
Qatar - 0.2%
Barwa Real Estate Co. (a)	125,288	86,049
Industries Qatar QSC (a)	94,112	329,909
Masraf al Rayan	354,264	248,179
Mesaieed Petrochemical Holding Co. (a)	279,784	152,190
Ooredoo QSC	50,692	137,732
Qatar Electricity & Water Co. (a)	26,239	120,887
Qatar Fuel Co. (a)	36,237	164,659
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	151,525	164,846
Qatar International Islamic Bank QSC (a)	70,537	191,651
Qatar Islamic Bank	103,320	508,085
Qatar National Bank SAQ (a)	296,670	1,251,882
The Commercial Bank of Qatar (a)	201,185	323,996
TOTAL QATAR		3,680,065
Romania - 0.0%
NEPI Rockcastle PLC	30,629	185,088
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	120,680	23,359
Gazprom OAO (d)	601,730	73,258
Inter Rao Ues JSC (d)	1,756,400	11,266
LUKOIL PJSC (d)	21,149	7,616
Magnit OJSC GDR (Reg. S) (a)(d)	18,175	89
MMC Norilsk Nickel PJSC (d)	2,499	19,337
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	6,705	16,092
Mobile TeleSystems OJSC sponsored ADR (a)(d)	21,752	21,665
Moscow Exchange MICEX-RTS OAO (d)	72,930	16,311
Novatek PJSC GDR (Reg. S) (a)(d)	4,511	198,484
Novolipetsk Steel OJSC (a)(d)	71,070	794
Ozon Holdings PLC ADR (a)(d)	2,304	5,616
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	6,442	132
sponsored GDR (Reg. S) (d)	42	1
Polyus PJSC (a)(d)	1,749	4,785
Rosneft Oil Co. OJSC (d)	55,210	10,743
Sberbank of Russia (d)	551,355	3,944
Severstal PAO (a)(d)	7,553	196
Severstal PAO GDR (Reg. S) (a)(d)	2,375	56
Surgutneftegas OJSC (d)	351,800	5,009
Tatneft PAO (d)	71,609	10,363
TCS Group Holding PLC GDR (a)(d)	6,170	9,141
United Co. RUSAL International PJSC (d)	141,950	19,904
VK Co. Ltd. GDR (Reg. S) (a)(d)	6,898	2,384
VTB Bank OJSC (a)(d)	152,910,000	6,797
X5 Retail Group NV GDR (Reg. S) (a)(d)	5,899	1,619
Yandex NV Class A (a)(d)	15,310	66,504
TOTAL RUSSIA		535,465
Saudi Arabia - 1.1%
ACWA Power Co.	4,994	208,511
Advanced Polypropylene Co.	7,512	95,335
Al Rajhi Bank	124,264	2,544,452
Alinma Bank	63,257	533,789
Almarai Co. Ltd.	15,397	241,790
Arab National Bank	37,576	273,502
Arabian Internet and Communications Services Co. Ltd.	1,457	108,381
Bank Al-Jazira	23,491	121,629
Bank Albilad	30,115	332,006
Banque Saudi Fransi	37,006	380,844
Bupa Arabia for Cooperative Insurance Co.	4,698	220,953
Dallah Healthcare Co.	2,196	99,533
Dar Al Arkan Real Estate Development Co. (a)	33,508	143,655
Dr Sulaiman Al Habib Medical Services Group Co.	5,466	418,253
Elm Co.	1,495	176,576
Emaar The Economic City (a)	28,278	72,981
Etihad Etisalat Co.	24,219	297,031
Jarir Marketing Co.	3,620	157,513
Mobile Telecommunications Co. Saudi Arabia (a)	30,556	121,875
Mouwasat Medical Services Co.	3,034	199,640
Nahdi Medical Co.	2,316	110,653
National Industrialization Co. (a)	20,242	73,613
Rabigh Refining & Petrochemical Co. (a)	24,589	73,163
Riyad Bank	86,097	688,647
Sabic Agriculture-Nutrients Co.	13,845	493,159
Sahara International Petrochemical Co.	22,202	229,082
Saudi Arabian Mining Co.	54,658	1,011,349
Saudi Arabian Oil Co. (c)	152,468	1,463,420
Saudi Basic Industries Corp.	57,477	1,414,437
Saudi Electricity Co.	51,926	335,033
Saudi Industrial Investment Group	22,059	149,679
Saudi Investment Bank/The	31,191	136,217
Saudi Kayan Petrochemical Co. (a)	46,298	156,273
Saudi Research & Marketing Group (a)	2,159	121,342
Saudi Tadawul Group Holding Co.	2,969	132,353
Saudi Telecom Co.	95,874	1,150,273
The Saudi British Bank	57,619	555,344
The Saudi National Bank	139,064	1,813,056
The Savola Group	16,288	138,314
Yanbu National Petrochemical Co.	15,239	181,615
TOTAL SAUDI ARABIA		17,175,271
Singapore - 1.0%
CapitaLand Ascendas REIT	211,758	455,687
Capitaland Ascott Trust unit (b)	9,278	7,533
CapitaLand Investment Ltd.	162,745	455,560
CapitaMall Trust	332,423	507,590
City Developments Ltd.	24,100	126,074
DBS Group Holdings Ltd.	114,226	2,822,520
Genting Singapore Ltd.	389,800	331,613
Grab Holdings Ltd. (a)	81,096	235,989
Jardine Cycle & Carriage Ltd.	5,900	150,266
Keppel Corp. Ltd.	91,900	426,727
Mapletree Logistics Trust (REIT)	211,327	276,557
Mapletree Pan Asia Commercial Trust	160,700	212,871
Oversea-Chinese Banking Corp. Ltd.	213,452	2,019,446
Sea Ltd. ADR (a)	22,854	1,740,789
Seatrium Ltd. (a)	2,864,014	267,107
Singapore Airlines Ltd.	82,500	362,859
Singapore Exchange Ltd.	52,800	379,982
Singapore Technologies Engineering Ltd.	105,900	288,294
Singapore Telecommunications Ltd.	526,900	1,009,726
STMicroelectronics NV (France)	43,181	1,847,157
United Overseas Bank Ltd.	74,703	1,586,539
UOL Group Ltd.	26,900	140,334
Venture Corp. Ltd.	18,100	231,241
TOTAL SINGAPORE		15,882,461
South Africa - 1.0%
Absa Group Ltd.	54,643	530,643
African Rainbow Minerals Ltd.	6,898	86,619
Anglo American Platinum Ltd.	3,267	193,462
Anglo American PLC (United Kingdom)	80,308	2,474,625
Aspen Pharmacare Holdings Ltd.	23,191	231,752
Bid Corp. Ltd.	20,881	475,209
Bidvest Group Ltd./The	18,688	255,967
Capitec Bank Holdings Ltd.	5,639	491,032
Clicks Group Ltd.	15,787	230,723
Discovery Ltd. (a)	30,414	239,039
Exxaro Resources Ltd.	14,917	156,424
FirstRand Ltd.	322,717	1,135,442
Foschini Group Ltd./The	21,099	109,195
Gold Fields Ltd.	56,471	880,006
Growthpoint Properties Ltd.	202,891	141,195
Harmony Gold Mining Co. Ltd.	33,464	156,760
Impala Platinum Holdings Ltd.	53,216	518,100
Kumba Iron Ore Ltd.	3,985	96,664
Mr Price Group Ltd.	15,306	125,862
MTN Group Ltd.	108,274	759,531
MultiChoice Group Ltd.	23,718	148,447
Naspers Ltd. Class N	13,757	2,452,608
Nedbank Group Ltd.	28,436	328,081
Northam Platinum Holdings Ltd. (a)	21,274	208,222
Old Mutual Ltd.	294,984	187,384
OUTsurance Group Ltd.	49,704	94,558
Pepkor Holdings Ltd. (c)	125,121	115,938
Remgro Ltd.	32,091	245,658
Sanlam Ltd.	113,594	350,423
Sasol Ltd.	36,660	477,390
Shoprite Holdings Ltd.	31,011	377,964
Sibanye-Stillwater Ltd.	182,470	403,411
Standard Bank Group Ltd.	83,631	783,116
Vodacom Group Ltd.	41,374	283,245
Woolworths Holdings Ltd.	59,912	213,053
TOTAL SOUTH AFRICA		15,957,748
Spain - 1.6%
Acciona SA	1,595	295,265
ACS Actividades de Construccion y Servicios SA	13,825	475,294
Aena SME SA (c)	4,793	807,527
Amadeus IT Holding SA Class A (a)	28,477	2,001,507
Banco Bilbao Vizcaya Argentaria SA	380,864	2,788,301
Banco Santander SA (Spain) (e)	1,060,957	3,725,237
CaixaBank SA (e)	280,320	1,037,634
Cellnex Telecom SA (c)	35,765	1,505,849
Corp. ACCIONA Energias Renovables SA	4,346	155,925
EDP Renovaveis SA	15,651	347,676
Enagas SA	16,080	321,680
Endesa SA	20,221	453,875
Ferrovial SA	30,596	958,481
Grifols SA (a)	18,307	188,008
Iberdrola SA	386,176	5,004,108
Industria de Diseno Textil SA (e)	68,672	2,357,867
Naturgy Energy Group SA	9,243	288,232
Red Electrica Corporacion SA	25,254	459,291
Repsol SA	87,266	1,283,234
Telefonica SA	329,608	1,497,142
TOTAL SPAIN		25,952,133
Sweden - 2.0%
Alfa Laval AB	18,406	673,956
ASSA ABLOY AB (B Shares)	63,444	1,508,914
Atlas Copco AB:
(A Shares) (e)	167,092	2,413,087
(B Shares)	101,388	1,298,116
Boliden AB	17,361	619,948
Electrolux AB (B Shares)	13,651	205,729
Embracer Group AB (a)(e)	40,500	210,931
Epiroc AB:
(A Shares)	40,328	807,894
(B Shares)	26,428	453,822
EQT AB	22,790	488,466
Ericsson (B Shares)	184,361	1,015,036
Essity AB (B Shares)	38,423	1,164,112
Evolution AB (c)	11,537	1,536,084
Fastighets AB Balder (a)	39,094	181,421
Getinge AB (B Shares)	14,731	373,337
H&M Hennes & Mauritz AB (B Shares)	45,593	668,429
Hexagon AB (B Shares)	123,011	1,408,440
Holmen AB (B Shares)	6,141	231,926
Husqvarna AB (B Shares)	26,562	228,709
Industrivarden AB:
(A Shares)	7,399	211,255
(C Shares)	10,709	305,239
Indutrade AB	16,983	406,894
Investment AB Latour (B Shares)	9,010	194,608
Investor AB:
(A Shares)	35,410	774,838
(B Shares)	110,563	2,369,735
Kinnevik AB (B Shares) (a)	15,284	250,162
L E Lundbergforetagen AB	5,130	245,568
Lifco AB	14,377	327,354
Nibe Industrier AB (B Shares)	95,955	1,071,360
Sagax AB	11,634	284,751
Sandvik AB	67,514	1,372,657
Securitas AB (B Shares)	31,249	279,731
Skandinaviska Enskilda Banken AB (A Shares)	102,360	1,162,836
Skanska AB (B Shares)	21,504	351,024
SKF AB (B Shares)	23,880	431,491
Svenska Cellulosa AB SCA (B Shares)	38,821	531,680
Svenska Handelsbanken AB (A Shares)	92,232	815,311
Swedbank AB (A Shares)	57,266	993,983
Swedish Orphan Biovitrum AB (a)	10,833	263,456
Tele2 AB (B Shares)	35,637	378,609
Telia Co. AB	170,292	474,122
Volvo AB:
(A Shares)	16,481	348,743
(B Shares)	91,198	1,874,641
Volvo Car AB (a)	37,116	152,589
TOTAL SWEDEN		31,360,994
Switzerland - 3.9%
ABB Ltd. (Reg.)	99,595	3,592,755
Adecco SA (Reg.)	10,057	343,503
Alcon, Inc. (Switzerland)	31,591	2,290,909
Bachem Holding AG (B Shares)	2,051	222,803
Baloise Holdings AG	2,960	493,747
Banque Cantonale Vaudoise	1,976	207,581
Barry Callebaut AG	229	487,795
BKW AG	1,369	234,331
Clariant AG (Reg.)	13,536	225,032
Compagnie Financiere Richemont SA Series A	32,967	5,449,474
Credit Suisse Group AG	222,338	200,070
DSM-Firmenich AG	11,079	1,449,816
Ems-Chemie Holding AG	445	364,175
Geberit AG (Reg.)	2,266	1,284,789
Givaudan SA	584	2,039,770
Julius Baer Group Ltd.	13,360	952,396
Kuehne & Nagel International AG	3,463	1,022,415
Lindt & Spruengli AG	7	859,876
Lindt & Spruengli AG (participation certificate)	64	789,036
Logitech International SA (Reg.)	10,999	646,269
Lonza Group AG	4,710	2,937,346
Novartis AG	136,594	13,972,732
Partners Group Holding AG	1,438	1,388,691
Schindler Holding AG:
(participation certificate)	2,599	577,749
(Reg.)	1,472	312,729
SGS SA (Reg.)	10,125	912,536
Sig Group AG	19,472	519,340
Sika AG	9,240	2,552,301
Sonova Holding AG	3,311	1,043,844
Straumann Holding AG	7,082	1,065,491
Swatch Group AG (Bearer)	1,823	621,229
Swatch Group AG (Bearer) (Reg.)	3,441	216,350
Swiss Life Holding AG	1,951	1,280,804
Swiss Prime Site AG	4,777	432,086
Swisscom AG	1,629	1,117,164
Temenos Group AG	3,918	327,344
UBS Group AG	211,557	4,275,636
VAT Group AG (c)	1,717	601,819
Zurich Insurance Group Ltd.	9,483	4,581,036
TOTAL SWITZERLAND		61,892,769
Taiwan - 3.8%
Accton Technology Corp.	31,000	302,624
Acer, Inc.	185,000	182,359
Acer, Inc. rights 6/16/23 (a)(d)	82	0
Advantech Co. Ltd.	26,798	324,241
ASE Technology Holding Co. Ltd.	204,500	671,834
Asia Cement Corp.	155,000	221,847
ASUSTeK Computer, Inc.	44,000	405,263
AUO Corp.	404,600	224,557
Catcher Technology Co. Ltd.	40,000	235,800
Cathay Financial Holding Co. Ltd.	546,872	757,097
Chailease Holding Co. Ltd.	91,054	662,695
Chang Hwa Commercial Bank	297,054	172,145
Cheng Shin Rubber Industry Co. Ltd.	106,000	130,542
China Airlines Ltd.	186,000	115,306
China Development Financial Ho	952,313	406,929
China Steel Corp.	749,000	709,882
Chunghwa Telecom Co. Ltd.	242,000	1,000,657
Compal Electronics, Inc.	275,000	214,460
CTBC Financial Holding Co. Ltd.	1,119,000	824,282
Delta Electronics, Inc.	124,000	1,213,851
E Ink Holdings, Inc.	53,000	329,965
E.SUN Financial Holdings Co. Ltd.	889,630	722,987
ECLAT Textile Co. Ltd.	12,000	190,967
eMemory Technology, Inc.	4,000	239,000
EVA Airways Corp.	157,000	137,577
Evergreen Marine Corp. (Taiwan)	63,343	334,314
Far Eastern New Century Corp.	200,000	207,751
Far EasTone Telecommunications Co. Ltd.	106,000	272,163
Feng Tay Enterprise Co. Ltd.	26,200	162,884
First Financial Holding Co. Ltd.	672,893	593,940
Formosa Chemicals & Fibre Corp.	222,000	497,862
Formosa Petrochemical Corp.	70,000	197,911
Formosa Plastics Corp.	265,000	810,100
Fubon Financial Holding Co. Ltd.	473,921	912,087
Giant Manufacturing Co. Ltd.	19,688	118,014
GlobalWafers Co. Ltd.	14,000	219,874
Hon Hai Precision Industry Co. Ltd. (Foxconn)	788,800	2,685,997
Hotai Motor Co. Ltd.	20,000	430,812
Hua Nan Financial Holdings Co. Ltd.	558,281	398,387
Innolux Corp.	562,570	246,279
Inventec Corp.	166,000	178,930
Largan Precision Co. Ltd.	6,000	393,698
Lite-On Technology Corp.	122,000	292,049
MediaTek, Inc.	96,000	2,085,950
Mega Financial Holding Co. Ltd.	697,200	772,959
Micro-Star International Co. Ltd.	43,000	204,237
momo.com, Inc.	4,600	124,555
Nan Ya Plastics Corp.	305,000	774,639
Nan Ya Printed Circuit Board Corp.	14,000	125,953
Nanya Technology Corp.	75,000	166,106
Nien Made Enterprise Co. Ltd.	11,000	121,027
Novatek Microelectronics Corp.	36,000	491,816
Pegatron Corp.	122,000	278,228
PharmaEssentia Corp. (a)	12,000	144,664
Pou Chen Corp.	143,000	148,029
Powerchip Semiconductor Manufacturing Corp.	180,725	175,468
President Chain Store Corp.	36,000	316,935
Quanta Computer, Inc.	168,000	470,080
Realtek Semiconductor Corp.	29,000	339,845
Ruentex Development Co. Ltd.	111,750	130,491
Shin Kong Financial Holding Co. Ltd.	813,393	222,149
Sinopac Financial Holdings Co.	685,967	373,042
Synnex Technology International Corp.	91,000	183,499
Taishin Financial Holdings Co. Ltd.	680,354	383,571
Taiwan Business Bank	399,000	181,224
Taiwan Cement Corp.	381,667	481,139
Taiwan Cooperative Financial Holding Co. Ltd.	613,376	534,287
Taiwan High Speed Rail Corp.	119,000	120,256
Taiwan Mobile Co. Ltd.	108,000	363,644
Taiwan Semiconductor Manufacturing Co. Ltd.	1,556,000	25,462,607
The Shanghai Commercial & Savings Bank Ltd.	241,312	364,702
Uni-President Enterprises Corp.	301,000	721,101
Unimicron Technology Corp.	78,000	370,346
United Microelectronics Corp.	753,000	1,210,247
Vanguard International Semiconductor Corp.	55,000	155,767
Voltronic Power Technology Corp.	4,000	229,840
Walsin Lihwa Corp.	162,162	263,159
Wan Hai Lines Ltd.	44,145	93,790
Win Semiconductors Corp.	21,000	112,042
Winbond Electronics Corp.	201,000	170,452
Wiwynn Corp.	5,629	214,071
WPG Holding Co. Ltd.	107,400	174,912
Yageo Corp.	22,213	359,842
Yang Ming Marine Transport Corp.	108,000	222,647
Yuanta Financial Holding Co. Ltd.	627,372	461,491
Zhen Ding Technology Holding Ltd.	45,000	163,820
TOTAL TAIWAN		59,814,548
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	27,500	172,680
Advanced Information Service PCL NVDR	51,100	320,871
Airports of Thailand PCL:
(For. Reg.) (a)	171,900	369,351
NVDR (a)	105,400	226,466
Asset World Corp. PCL:
(For. Reg.)	326,600	50,861
NVDR	303,100	47,201
B. Grimm Power PCL:
(For. Reg.)	25,000	28,509
NVDR	21,900	24,974
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	250,971
NVDR	371,800	319,449
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	40,221
NVDR	310,500	80,624
Banpu PCL NVDR	489,600	130,941
Berli Jucker PCL:
(For. Reg.)	16,000	18,331
NVDR	57,200	65,532
BTS Group Holdings PCL:
(For. Reg.)	53,600	12,161
NVDR	421,400	95,241
Bumrungrad Hospital PCL:
(For. Reg.)	10,800	75,434
NVDR	27,000	188,584
Carabao Group PCL NVDR	16,900	35,531
Central Pattana PCL:
(For. Reg.)	74,500	148,899
NVDR	55,700	111,324
Central Retail Corp. PCL:
(For. Reg.)	96,317	126,734
NVDR	25,400	33,421
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	65,551
NVDR	125,100	74,482
CP ALL PCL:
(For. Reg.)	143,900	273,497
NVDR	235,900	448,353
Delta Electronics PCL:
(For. Reg.)	16,000	34,250
NVDR	178,000	381,054
Electricity Generating PCL:
(For. Reg.)	6,900	31,694
NVDR	10,500	48,230
Energy Absolute PCL:
(For. Reg.)	54,700	108,912
NVDR	51,400	102,342
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	45,341
NVDR	19,400	36,499
Gulf Energy Development PCL:
(For. Reg.)	68,700	102,480
NVDR	115,700	172,590
Home Product Center PCL:
(For. Reg.)	187,500	77,160
NVDR	194,800	80,164
Indorama Ventures PCL:
(For. Reg.)	15,800	15,786
NVDR	95,400	95,313
Intouch Holdings PCL:
(For. Reg.)	22,700	49,989
NVDR	45,000	99,098
JMT Network Services PCL NVDR	39,100	45,445
Kasikornbank PCL NVDR	35,000	128,517
Krung Thai Bank PCL:
(For. Reg.)	95,600	50,548
NVDR	114,400	60,488
Krungthai Card PCL:
(For. Reg.)	27,500	42,624
NVDR	27,100	42,004
Land & House PCL:
(For. Reg.)	249,000	71,591
NVDR	268,500	77,198
Minor International PCL:
warrants 2/15/24 (a)	671	61
(For. Reg.)	98,681	91,415
NVDR unit	102,341	94,805
Muangthai Leasing PCL:
(For. Reg.)	19,800	19,824
NVDR	24,500	24,530
Osotspa PCL:
(For. Reg.)	17,500	15,153
NVDR	66,800	57,840
PTT Exploration and Production PCL:
(For. Reg.)	33,000	143,606
NVDR	53,900	234,556
PTT Global Chemical PCL:
(For. Reg.)	29,000	35,391
NVDR	105,300	128,507
PTT Oil & Retail Business PCL NVDR	171,200	111,490
PTT PCL:
(For. Reg.)	314,700	286,517
NVDR	334,700	304,726
Ratch Group PCL:
(For. Reg.)	15,300	16,948
NVDR unit	61,700	68,345
SCB X PCL:
(For. Reg.)	15,800	48,068
NVDR	37,100	112,869
SCG Packaging PCL NVDR	76,000	98,236
Siam Cement PCL:
(For. Reg.)	25,900	238,686
NVDR	23,200	213,803
Srisawad Corp. PCL:
(For. Reg.)	23,500	38,429
NVDR	18,400	30,070
Thai Oil PCL:
(For. Reg.)	22,133	30,301
NVDR	59,766	81,823
Thai Union Frozen Products PCL:
(For. Reg.)	95,300	38,571
NVDR	102,200	41,364
True Corp. PCL	385,017	90,188
True Corp. PCL NVDR	355,186	83,200
TOTAL THAILAND		8,614,833
Turkey - 0.1%
Akbank TAS	197,080	162,616
Aselsan A/S	42,453	97,602
Bim Birlesik Magazalar A/S JSC	28,257	226,910
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	87,509	149,091
Ford Otomotiv Sanayi A/S	4,446	122,833
Haci Omer Sabanci Holding A/S	60,851	119,503
Hektas Ticaret A/S (a)	70,312	97,381
Koc Holding A/S	46,803	182,024
Koza Altin Isletmeleri A/S	59,481	57,733
Pegasus Hava Tasimaciligi A/S (a)	2,845	64,896
Sasa Polyester Sanayi A/S	27,638	141,518
Turk Hava Yollari AO (a)	34,077	223,892
Turkcell Iletisim Hizmet A/S	72,920	124,086
Turkiye Is Bankasi A/S Series C	214,897	119,648
Turkiye Petrol Rafinerileri A/S	59,598	203,138
Turkiye Sise ve Cam Fabrikalari A/S	86,003	162,973
Yapi ve Kredi Bankasi A/S	180,632	87,941
TOTAL TURKEY		2,343,785
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	182,485	438,286
Abu Dhabi Islamic Bank	88,476	273,694
Abu Dhabi National Oil Co. for Distribution PJSC	198,760	237,605
Aldar Properties PJSC	241,899	355,705
Dubai Islamic Bank Pakistan Ltd. (a)	180,083	272,652
Emaar Properties PJSC	428,252	691,538
Emirates NBD Bank PJSC (a)	117,711	451,958
Emirates Telecommunications Corp.	221,628	1,448,431
First Abu Dhabi Bank PJSC	281,702	1,087,747
Multiply Group	206,733	189,152
NMC Health PLC (a)	2,259	6
Q Holding Pjsc	125,325	87,024
TOTAL UNITED ARAB EMIRATES		5,533,798
United Kingdom - 7.4%
3i Group PLC	61,537	1,369,139
Abrdn PLC	126,356	337,763
Admiral Group PLC	11,610	337,195
Ashtead Group PLC	27,816	1,600,017
Associated British Foods PLC	22,146	544,394
AstraZeneca PLC (United Kingdom)	97,829	14,396,808
Auto Trader Group PLC (c)	58,051	464,232
Aviva PLC	177,748	944,918
BAE Systems PLC	194,966	2,483,864
Barclays PLC	1,003,331	2,021,122
Barratt Developments PLC	62,040	389,844
Berkeley Group Holdings PLC	6,871	384,004
BP PLC	1,145,621	7,685,966
BP PLC sponsored ADR	1	40
British American Tobacco PLC (United Kingdom)	134,268	4,960,637
British Land Co. PLC	55,218	277,720
BT Group PLC	442,532	883,448
Bunzl PLC	21,352	849,032
Burberry Group PLC	24,499	797,746
CK Hutchison Holdings Ltd.	172,500	1,153,237
CNH Industrial NV	64,739	909,176
Coca-Cola European Partners PLC	12,988	837,336
Compass Group PLC	110,648	2,919,001
Croda International PLC	8,897	780,455
DCC PLC (United Kingdom)	6,112	379,761
Diageo PLC	143,530	6,547,280
Entain PLC	37,722	684,559
Halma PLC	23,725	688,162
Hargreaves Lansdown PLC	21,656	218,546
HSBC Holdings PLC (United Kingdom)	1,260,247	9,083,041
Imperial Brands PLC	56,569	1,400,315
Informa PLC	90,699	823,663
InterContinental Hotel Group PLC	11,187	769,181
Intertek Group PLC	10,365	541,369
J Sainsbury PLC	109,799	381,404
JD Sports Fashion PLC	166,616	337,230
Johnson Matthey PLC	12,029	296,831
Just Eat Takeaway.com NV (a)(c)	11,267	197,578
Kingfisher PLC	122,441	396,843
Land Securities Group PLC	44,004	372,846
Legal & General Group PLC	379,051	1,115,188
Lloyds Banking Group PLC	4,246,309	2,579,725
London Stock Exchange Group PLC	23,808	2,499,680
M&G PLC	139,812	360,379
National Grid PLC	230,372	3,303,057
NatWest Group PLC	335,254	1,104,360
Next PLC	8,212	695,597
Ocado Group PLC (a)	35,828	227,476
Pearson PLC	40,245	447,757
Pepco Group NV (a)	10,645	101,997
Persimmon PLC	19,603	323,718
Phoenix Group Holdings PLC	49,097	365,156
Reckitt Benckiser Group PLC	45,144	3,648,078
RELX PLC (London Stock Exchange)	120,656	4,012,247
Rentokil Initial PLC	159,286	1,268,116
Rolls-Royce Holdings PLC (a)	529,855	1,015,027
Sage Group PLC	64,430	662,840
Schroders PLC	57,686	352,117
Segro PLC	77,954	817,843
Severn Trent PLC	15,742	580,060
Smith & Nephew PLC	55,266	910,218
Smiths Group PLC	22,236	469,757
Spirax-Sarco Engineering PLC	4,686	653,105
SSE PLC	68,421	1,578,689
St. James's Place PLC	33,860	513,409
Standard Chartered PLC (United Kingdom)	155,605	1,228,878
Taylor Wimpey PLC	219,792	354,119
Tesco PLC	467,637	1,653,309
Unilever PLC	159,849	8,900,733
United Utilities Group PLC	43,807	595,689
Vodafone Group PLC	1,553,001	1,865,350
Vodafone Group PLC sponsored ADR	9,956	118,974
Whitbread PLC	12,988	529,997
WPP PLC	68,443	797,663
TOTAL UNITED KINGDOM		116,096,011
United States of America - 4.7%
Brookfield Renewable Corp.	8,139	271,951
BRP, Inc.	2,237	167,125
CSL Ltd.	30,542	6,097,306
CyberArk Software Ltd. (a)	2,515	313,369
Experian PLC	58,289	2,063,715
GSK PLC	256,886	4,632,468
Haleon PLC	321,242	1,412,404
Holcim AG	35,033	2,305,354
James Hardie Industries PLC CDI	28,423	634,262
JBS SA	47,800	171,543
Legend Biotech Corp. ADR (a)	3,591	246,738
Nestle SA (Reg. S)	173,561	22,266,067
Parade Technologies Ltd.	5,000	153,031
QIAGEN NV (Germany) (a)	14,301	638,368
Roche Holding AG:
(Bearer)	1,753	593,061
(participation certificate)	44,281	13,866,162
Sanofi SA	72,031	7,762,655
Schneider Electric SA	34,338	5,988,269
Stellantis NV (Italy)	141,788	2,343,543
Swiss Re Ltd.	19,024	1,909,530
Tenaris SA	29,533	422,478
TOTAL UNITED STATES OF AMERICA		74,259,399
Zambia - 0.1%
First Quantum Minerals Ltd.	37,277	905,753
TOTAL COMMON STOCKS (Cost $1,487,348,755)		1,503,344,451

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.3%
Banco Bradesco SA (PN)	333,595	926,318
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	17,455	127,418
Companhia Energetica de Minas Gerais (CEMIG) (PN)	86,120	213,237
Gerdau SA	71,505	360,980
Itau Unibanco Holding SA	308,950	1,605,514
Itausa-Investimentos Itau SA (PN)	316,661	551,068
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	298,900	1,420,251
TOTAL BRAZIL		5,204,786
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	9,066	613,759
Colombia - 0.0%
Bancolombia SA (PN)	29,354	181,822
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,406	467,291
Dr. Ing. h.c. F. Porsche AG Series F (c)	7,203	900,054
Henkel AG & Co. KGaA	11,237	908,495
Porsche Automobil Holding SE (Germany)	9,856	548,952
Sartorius AG (non-vtg.)	1,545	598,576
Volkswagen AG	11,644	1,589,986
TOTAL GERMANY		5,013,354
Korea (South) - 0.2%
AMOREPACIFIC Corp.	450	13,492
Hyundai Motor Co. Ltd.	1,757	139,507
Hyundai Motor Co. Ltd. Series 2	2,956	245,303
LG Chemical Ltd.	716	209,613
LG H & H Co. Ltd.	149	29,864
Samsung Electronics Co. Ltd.	53,232	2,226,239
TOTAL KOREA (SOUTH)		2,864,018
Russia - 0.0%
Surgutneftegas OJSC (d)	352,900	7,144
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,850,831)		13,884,883

Government Obligations - 0.3%
	Principal Amount (f)	Value ($)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $4,863,361)	4,900,000	4,860,540

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	42,693,042	42,701,581
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	48,277,929	48,282,757
TOTAL MONEY MARKET FUNDS (Cost $90,984,338)		90,984,338

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,599,047,285)	1,613,074,212
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(35,871,933)
NET ASSETS - 100.0%	1,577,202,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	366	Jun 2023	39,337,680	1,686,573	1,686,573
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	334	Jun 2023	16,436,140	234,266	234,266
TME S&P/TSX 60 Index Contracts (Canada)	24	Jun 2023	4,423,220	147,450	147,450

TOTAL FUTURES CONTRACTS					2,068,289
The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,659,550 or 2.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,886,683.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	47,496,410	116,990,323	121,785,152	474,545	-	-	42,701,581	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	11,111,800	72,697,814	35,526,857	48,123	-	-	48,282,757	0.1%
Total	58,608,210	189,688,137	157,312,009	522,668	-	-	90,984,338

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	88,455,910	20,552,129	67,813,228	90,553
Consumer Discretionary	178,041,721	49,258,097	128,778,008	5,616
Consumer Staples	137,920,138	40,997,886	96,920,544	1,708
Energy	87,361,228	31,301,373	55,747,238	312,617
Financials	312,886,791	134,916,338	177,934,260	36,193
Health Care	149,852,772	21,292,847	128,559,925	-
Industrials	193,934,117	76,522,506	117,411,611	-
Information Technology	162,686,897	35,318,402	127,368,495	-
Materials	123,511,692	48,763,843	74,663,193	84,656
Real Estate	32,699,156	7,948,905	24,749,950	301
Utilities	49,878,912	21,988,656	27,878,990	11,266

Government Obligations	4,860,540	-	4,860,540	-

Money Market Funds	90,984,338	90,984,338	-	-
Total Investments in Securities:	1,613,074,212	579,845,320	1,032,685,982	542,910
Derivative Instruments:

Assets
Futures Contracts	2,068,289	2,068,289	-	-
Total Assets	2,068,289	2,068,289	-	-
Total Derivative Instruments:	2,068,289	2,068,289	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,068,289	0
Total Equity Risk	2,068,289	0
Total Value of Derivatives	2,068,289	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,789,216) - See accompanying schedule:
Unaffiliated issuers (cost $1,508,062,947)	$1,522,089,874
Fidelity Central Funds (cost $90,984,338)	90,984,338

Total Investment in Securities (cost $1,599,047,285)		$1,613,074,212
Cash		58,267
Foreign currency held at value (cost $4,918,220)		4,863,037
Receivable for fund shares sold		1,852,470
Dividends receivable		5,198,263
Reclaims receivable		2,570,842
Distributions receivable from Fidelity Central Funds		173,070
Receivable for daily variation margin on futures contracts		67,493
Other receivables		15,029
Total assets		1,627,872,683
Liabilities
Payable for investments purchased
Regular delivery	$3,684
Delayed delivery	50,023
Payable for fund shares redeemed	1,253,124
Other payables and accrued expenses	1,081,058
Collateral on securities loaned	48,282,515
Total Liabilities		50,670,404
Net Assets		$1,577,202,279
Net Assets consist of:
Paid in capital		$1,594,581,259
Total accumulated earnings (loss)		(17,378,980)
Net Assets		$1,577,202,279
Net Asset Value , offering price and redemption price per share ($1,577,202,279 ÷ 129,034,885 shares)		$12.22

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$22,350,414
Non-Cash dividends		1,246,475
Interest		80,832
Income from Fidelity Central Funds (including $48,123 from security lending)		522,668
Income before foreign taxes withheld		$24,200,389
Less foreign taxes withheld		(2,315,417)
Total Income		21,884,972
Expenses
Independent trustees' fees and expenses	$2,499
Total expenses before reductions	2,499
Expense reductions	(165)
Total expenses after reductions		2,334
Net Investment income (loss)		21,882,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,078,512)
Foreign currency transactions	218,198
Futures contracts	4,450,749
Total net realized gain (loss)		(3,409,565)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $303,631)	247,519,474
Assets and liabilities in foreign currencies	217,750
Futures contracts	2,770,963
Total change in net unrealized appreciation (depreciation)		250,508,187
Net gain (loss)		247,098,622
Net increase (decrease) in net assets resulting from operations		$268,981,260
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,882,638	$40,738,493
Net realized gain (loss)	(3,409,565)	(31,829,297)
Change in net unrealized appreciation (depreciation)	250,508,187	(381,130,025)
Net increase (decrease) in net assets resulting from operations	268,981,260	(372,220,829)
Distributions to shareholders	(35,599,173)	(29,150,134)
Share transactions
Proceeds from sales of shares	277,785,566	735,487,480
Reinvestment of distributions	24,757,989	19,695,566
Cost of shares redeemed	(234,531,142)	(350,156,302)
Net increase (decrease) in net assets resulting from share transactions	68,012,413	405,026,744
Total increase (decrease) in net assets	301,394,500	3,655,781

Net Assets
Beginning of period	1,275,807,779	1,272,151,998
End of period	$1,577,202,279	$1,275,807,779

Other Information
Shares
Sold	23,665,564	60,059,205
Issued in reinvestment of distributions	2,220,447	1,491,705
Redeemed	(19,982,724)	(28,896,363)
Net increase (decrease)	5,903,287	32,654,547

Financial Highlights
Fidelity Flex® International Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$14.06	$11.04	$11.59	$10.60	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.18	.37	.35	.27	.37	.36
Net realized and unrealized gain (loss)	1.97	(3.76)	2.87	(.52)	.81	(1.35)
Total from investment operations	2.15	(3.39)	3.22	(.25)	1.18	(.99)
Distributions from net investment income	(.29)	(.31)	(.20)	(.30)	(.19)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.29)	(.31)	(.20)	(.30)	(.19)	(.20)
Net asset value, end of period	$12.22	$10.36	$14.06	$11.04	$11.59	$10.60
Total Return C,D	21.04%	(24.60)%	29.31%	(2.24)%	11.40%	(8.53)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.99% H	3.10%	2.56%	2.46%	3.35%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,577,202	$1,275,808	$1,272,152	$575,120	$378,587	$244,871
Portfolio turnover rate I	3% H	4%	5%	4%	4%	4% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$211,729,710
Gross unrealized depreciation	(205,560,131)
Net unrealized appreciation (depreciation)	$6,169,579
Tax cost	$1,608,972,922

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,746,000)
Long-term	(24,022,547)
Total capital loss carryforward	$(35,768,547)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	81,306,423	19,576,166
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex International Index Fund	$ -	$ -
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $165.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity Flex® International Index Fund	-%- D
Actual		$ 1,000	$ 1,210.40	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881634.106
ZEI-SANN-0623
Fidelity® SAI International Momentum Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.4
L'Oreal SA (France, Personal Care Products)	2.7
Diageo PLC (United Kingdom, Beverages)	2.4
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	2.2
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	2.1
Daiichi Sankyo Kabushiki Kaisha (Japan, Pharmaceuticals)	1.9
Air Liquide SA (France, Chemicals)	1.9
Mercedes-Benz Group AG (Germany) (Germany, Automobiles)	1.8
Siemens AG (Germany, Industrial Conglomerates)	1.7
23.8

Market Sectors (% of Fund's net assets)

Financials	20.1
Industrials	18.1
Consumer Discretionary	14.2
Health Care	10.8
Consumer Staples	10.6
Materials	8.8
Information Technology	6.1
Energy	4.8
Communication Services	3.1
Utilities	1.8
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Futures - 1.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Australia - 5.8%
Altium Ltd.	22,412	571,310
BHP Group Ltd.	131,959	3,916,213
Brambles Ltd.	254,095	2,406,999
Glencore PLC	326,841	1,929,223
IGO Ltd.	123,326	1,135,695
Iluka Resources Ltd.	77,793	571,621
Macquarie Group Ltd.	55,761	6,802,386
Mineral Resources Ltd.	30,560	1,507,545
National Australia Bank Ltd.	495,291	9,534,926
Northern Star Resources Ltd.	213,816	1,907,199
Pilbara Minerals Ltd.	476,742	1,356,908
Qantas Airways Ltd. (a)	165,516	729,917
Steadfast Group Ltd.	180,114	710,083
Technology One Ltd.	51,565	519,869
Treasury Wine Estates Ltd.	132,082	1,223,489
WiseTech Global Ltd.	31,715	1,452,728
TOTAL AUSTRALIA		36,276,111
Austria - 0.4%
Andritz AG	13,293	862,009
BAWAG Group AG (b)	12,812	623,431
Voestalpine AG	20,583	711,711
TOTAL AUSTRIA		2,197,151
Belgium - 0.3%
Lotus Bakeries SA	76	524,240
Solvay SA Class A	13,583	1,629,170
TOTAL BELGIUM		2,153,410
Chile - 0.2%
Antofagasta PLC	63,915	1,173,149
Denmark - 5.7%
DSV A/S	31,939	5,998,743
Genmab A/S (a)	11,906	4,892,946
ISS A/S	28,207	587,950
Novo Nordisk A/S Series B	138,510	23,041,756
Ringkjoebing Landbobank A/S	5,193	728,916
Sydbank A/S	10,856	483,380
TOTAL DENMARK		35,733,691
Finland - 1.7%
Nordea Bank ABP	595,980	6,614,736
Orion Oyj (B Shares)	19,562	918,690
UPM-Kymmene Corp.	97,667	3,110,197
TOTAL FINLAND		10,643,623
France - 16.4%
Aeroports de Paris SA	5,070	805,034
Air Liquide SA	65,177	11,724,706
ALTEN	1,424	241,642
Bollore SA	167,362	1,128,627
Dassault Aviation SA	4,278	835,779
Edenred SA	45,672	2,965,207
EssilorLuxottica SA	38,702	7,650,645
Hermes International SCA	6,447	13,972,047
Ipsen SA	7,240	877,553
L'Oreal SA	35,793	17,067,793
LVMH Moet Hennessy Louis Vuitton SE	22,663	21,799,117
Pernod Ricard SA	37,155	8,573,065
Publicis Groupe SA	43,200	3,531,906
Renault SA	38,490	1,426,320
Sodexo SA	15,380	1,647,270
Technip Energies NV	23,739	526,561
TotalEnergies SE	127,405	8,141,172
Verallia SA (b)	14,779	599,613
TOTAL FRANCE		103,514,057
Germany - 9.7%
Aixtron AG	20,990	592,793
Aurubis AG	5,851	546,724
Commerzbank AG	195,603	2,169,359
Deutsche Bank AG	378,200	4,143,632
Deutsche Lufthansa AG (a)	111,141	1,191,597
HeidelbergCement AG	26,928	2,034,310
Infineon Technologies AG	241,881	8,808,526
Mercedes-Benz Group AG (Germany)	142,911	11,145,061
Merck KGaA	12,018	2,152,590
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,637	9,618,924
Rheinmetall AG	7,971	2,331,952
RWE AG	123,741	5,801,701
Siemens AG	65,835	10,851,730
TOTAL GERMANY		61,388,899
Hong Kong - 0.3%
Sino Land Ltd.	592,913	798,993
Swire Pacific Ltd. (A Shares)	107,000	849,380
TOTAL HONG KONG		1,648,373
Ireland - 0.4%
AIB Group PLC	144,159	619,193
Bank of Ireland Group PLC	187,074	1,931,502
TOTAL IRELAND		2,550,695
Italy - 3.1%
Banco BPM SpA	280,664	1,139,637
BPER Banca	197,448	553,710
Eni SpA	410,901	6,207,651
FinecoBank SpA	111,645	1,689,087
Interpump Group SpA	15,142	842,257
Prysmian SpA	49,067	2,004,261
UniCredit SpA	359,841	7,130,422
TOTAL ITALY		19,567,025
Japan - 24.0%
Ajinomoto Co., Inc.	99,900	3,592,840
Asics Corp.	34,800	972,706
Bridgestone Corp.	111,800	4,489,704
Capcom Co. Ltd.	29,300	1,101,024
Chubu Electric Power Co., Inc.	140,900	1,571,368
Daiichi Sankyo Kabushiki Kaisha	356,300	12,226,297
Eisai Co. Ltd.	54,300	3,133,290
Electric Power Development Co. Ltd.	31,800	508,474
Fast Retailing Co. Ltd.	34,400	8,145,976
GOLDWIN, Inc.	7,000	636,035
Hamamatsu Photonics K.K.	26,900	1,426,073
Hikari Tsushin, Inc.	3,800	518,491
Hitachi Ltd.	50,800	2,809,984
IHI Corp.	28,200	710,587
Isetan Mitsukoshi Holdings Ltd.	73,800	814,808
Itochu Corp.	269,700	8,947,260
Japan Airlines Co. Ltd.	26,400	503,622
Japan Airport Terminal Co. Ltd.	17,300	847,752
Japan Hotel REIT Investment Corp.	829	468,379
Japan Tobacco, Inc.	164,200	3,533,073
JGC Holdings Corp.	47,500	594,238
Kawasaki Heavy Industries Ltd.	30,700	667,856
Keyence Corp.	6,600	2,976,312
Kobe Steel Ltd.	73,700	549,127
Marubeni Corp.	314,400	4,462,342
MatsukiyoCocokara & Co.	26,600	1,424,426
Mazda Motor Corp.	109,800	993,634
Mitsubishi Corp.	269,800	10,003,071
Mitsubishi Heavy Industries Ltd.	61,700	2,339,679
Mitsubishi Motors Corp. of Japan (a)	125,500	482,376
Mitsui & Co. Ltd.	295,000	9,209,520
Nippon Steel & Sumitomo Metal Corp.	176,700	3,773,856
Nippon Telegraph & Telephone Corp.	218,700	6,673,407
Nissin Food Holdings Co. Ltd.	15,100	1,455,822
Nitori Holdings Co. Ltd.	16,100	2,050,108
Olympus Corp.	209,000	3,658,841
Open House Group Co. Ltd.	13,000	519,646
Pan Pacific International Holdings Ltd.	97,500	1,821,976
Renesas Electronics Corp. (a)	257,900	3,361,069
ROHM Co. Ltd.	12,200	918,516
Rohto Pharmaceutical Co. Ltd.	40,400	838,182
Sanrio Co. Ltd.	12,400	573,896
Shin-Etsu Chemical Co. Ltd.	272,900	7,787,426
Sojitz Corp.	38,000	800,338
Sumitomo Corp.	229,000	4,104,336
Sumitomo Mitsui Financial Group, Inc.	45,500	1,859,751
Suzuki Motor Corp.	89,900	3,134,676
Taisho Pharmaceutical Holdings Co. Ltd.	10,600	457,771
TDK Corp.	71,100	2,444,342
TIS, Inc.	41,800	1,147,816
Tokio Marine Holdings, Inc.	373,300	7,505,956
Toyo Suisan Kaisha Ltd.	18,700	834,898
Tsuruha Holdings, Inc.	7,400	484,668
USS Co. Ltd.	39,500	663,758
Yakult Honsha Co. Ltd.	29,600	2,226,334
Yamaha Motor Co. Ltd.	64,100	1,662,193
TOTAL JAPAN		151,419,906
Macau - 0.5%
Galaxy Entertainment Group Ltd.	242,000	1,722,386
Sands China Ltd. (a)	451,600	1,617,369
TOTAL MACAU		3,339,755
Netherlands - 5.3%
Arcadis NV	13,579	560,503
Argenx SE (a)	10,124	3,905,315
ASM International NV (Netherlands)	7,085	2,561,074
ASML Holding NV (Netherlands)	8,314	5,253,946
IMCD NV	10,428	1,565,022
Shell PLC (London)	428,257	13,159,555
Wolters Kluwer NV	47,122	6,238,636
TOTAL NETHERLANDS		33,244,051
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp.	107,693	1,847,249
Norway - 0.1%
Kongsberg Gruppen ASA	16,224	727,390
Portugal - 0.2%
Jeronimo Martins SGPS SA	50,664	1,278,431
Singapore - 3.9%
DBS Group Holdings Ltd.	334,400	8,263,012
Genting Singapore Ltd.	1,056,800	899,047
Keppel Corp. Ltd.	254,828	1,183,265
Oversea-Chinese Banking Corp. Ltd.	741,000	7,010,521
Seatrium Ltd. (a)	7,591,726	708,029
Sembcorp Industries Ltd.	169,500	545,392
Singapore Airlines Ltd.	241,900	1,063,946
STMicroelectronics NV (Italy)	120,064	5,132,259
TOTAL SINGAPORE		24,805,471
Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	41,200	1,416,426
Banco Bilbao Vizcaya Argentaria SA	1,121,227	8,208,490
Banco de Sabadell SA	1,046,253	1,089,228
Bankinter SA	118,423	699,689
CaixaBank SA	753,258	2,788,265
Naturgy Energy Group SA	33,710	1,051,205
Vidrala SA	4,684	491,356
Viscofan Envolturas Celulosicas SA	7,159	490,665
TOTAL SPAIN		16,235,324
Sweden - 3.7%
AddTech AB (B Shares)	47,558	950,692
Epiroc AB (A Shares)	175,811	3,522,035
Holmen AB (B Shares)	16,960	640,524
Investor AB (B Shares)	438,581	9,400,257
Nibe Industrier AB (B Shares)	280,582	3,132,763
Sagax AB	33,346	816,168
SSAB AB (B Shares)	160,073	1,078,907
Swedbank AB (A Shares)	170,490	2,959,246
Trelleborg AB (B Shares)	44,932	1,127,786
TOTAL SWEDEN		23,628,378
Switzerland - 1.4%
Lindt & Spruengli AG	38	4,667,897
Swisscom AG	4,719	3,236,278
Tecan Group AG	2,328	1,010,011
TOTAL SWITZERLAND		8,914,186
United Kingdom - 10.7%
3i Group PLC	180,969	4,026,385
Associated British Foods PLC	66,239	1,628,289
Auto Trader Group PLC (b)	104,398	834,868
BAE Systems PLC	568,050	7,236,948
Balfour Beatty PLC	114,043	548,929
Beazley PLC	113,512	849,518
Bunzl PLC	54,176	2,154,231
Burberry Group PLC	75,280	2,451,297
Centrica PLC	1,080,991	1,555,523
CNH Industrial NV	184,496	2,591,009
Diageo PLC	327,217	14,926,366
Halma PLC	66,390	1,925,694
HSBC Holdings PLC (United Kingdom)	267,533	1,928,204
IG Group Holdings PLC	72,089	664,535
Inchcape PLC	69,366	704,816
Informa PLC	263,195	2,390,146
Investec PLC	127,374	709,623
JD Sports Fashion PLC	329,701	667,313
Lloyds Banking Group PLC	12,309,803	7,478,474
NatWest Group PLC	925,735	3,049,463
Pearson PLC	133,081	1,480,631
Rolls-Royce Holdings PLC (a)	1,555,855	2,980,504
Spirax-Sarco Engineering PLC	13,470	1,877,362
Subsea 7 SA	42,809	488,664
Whitbread PLC	37,452	1,528,292
Wise PLC (a)	86,245	596,136
TOTAL UNITED KINGDOM		67,273,220
United States of America - 2.2%
GSK PLC	159,637	2,878,760
Holcim AG	105,361	6,933,304
Nestle SA (Reg. S)	13,058	1,675,205
Stellantis NV (Italy)	88,488	1,462,574
Tenaris SA	85,279	1,219,939
TOTAL UNITED STATES OF AMERICA		14,169,782
TOTAL COMMON STOCKS (Cost $547,964,375)		623,729,327

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $397,009)	400,000	396,779

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e) (Cost $1,149,103)	1,148,873	1,149,103

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $549,510,487)	625,275,209
NET OTHER ASSETS (LIABILITIES) - 0.9%	5,408,109
NET ASSETS - 100.0%	630,683,318

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	65	Jun 2023	6,986,200	374,029	374,029

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,057,912 or 0.3% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $298,576.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	18,552,828	17,403,725	21,793	-	-	1,149,103	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	5,342,667	5,342,667	17,011	-	-	-	0.0%
Total	-	23,895,495	22,746,392	38,804	-	-	1,149,103

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	18,896,256	6,755,051	12,141,205	-
Consumer Discretionary	90,003,523	23,859,929	66,143,594	-
Consumer Staples	66,445,683	34,230,380	32,215,303	-
Energy	29,743,542	1,015,225	28,728,317	-
Financials	126,545,284	50,248,946	76,296,338	-
Health Care	68,651,714	12,609,489	56,042,225	-
Industrials	115,034,289	38,350,331	76,683,958	-
Information Technology	39,333,969	10,575,149	28,758,820	-
Materials	55,108,484	18,948,965	36,159,519	-
Real Estate	2,932,920	816,168	2,116,752	-
Utilities	11,033,663	8,408,429	2,625,234	-

Government Obligations	396,779	-	396,779	-

Money Market Funds	1,149,103	1,149,103	-	-
Total Investments in Securities:	625,275,209	206,967,165	418,308,044	-
Derivative Instruments:

Assets
Futures Contracts	374,029	374,029	-	-
Total Assets	374,029	374,029	-	-
Total Derivative Instruments:	374,029	374,029	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	374,029	0
Total Equity Risk	374,029	0
Total Value of Derivatives	374,029	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $548,361,384)	$624,126,106
Fidelity Central Funds (cost $1,149,103)	1,149,103

Total Investment in Securities (cost $549,510,487)		$625,275,209
Foreign currency held at value (cost $983,788)		984,428
Receivable for investments sold		300
Receivable for fund shares sold		26,067
Dividends receivable		2,732,382
Reclaims receivable		1,898,097
Interest receivable		1,642
Distributions receivable from Fidelity Central Funds		18,337
Prepaid expenses		323
Total assets		630,936,785
Liabilities
Payable for fund shares redeemed	$121,441
Accrued management fee	78,630
Payable for daily variation margin on futures contracts	7,704
Audit fee payable	24,445
Deferred independent trustees' fees payable	19,279
Other payables and accrued expenses	1,968
Total Liabilities		253,467
Net Assets		$630,683,318
Net Assets consist of:
Paid in capital		$795,896,513
Total accumulated earnings (loss)		(165,213,195)
Net Assets		$630,683,318
Net Asset Value , offering price and redemption price per share ($630,683,318 ÷ 51,185,694 shares)		$12.32

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$15,188,848
Interest		15,402
Income from Fidelity Central Funds (including $17,011 from security lending)		38,804
Income before foreign taxes withheld		$15,243,054
Less foreign taxes withheld		(1,149,871)
Total Income		14,093,183
Expenses
Management fee	$454,597
Custodian fees and expenses	47,544
Independent trustees' fees and expenses	1,083
Registration fees	11,238
Audit	23,501
Legal	565
Interest	9,554
Miscellaneous	1,563
Total Expenses		549,645
Net Investment income (loss)		13,543,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,430,094)
Foreign currency transactions	311,687
Futures contracts	560,444
Total net realized gain (loss)		(7,557,963)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	116,677,164
Assets and liabilities in foreign currencies	190,904
Futures contracts	253,691
Total change in net unrealized appreciation (depreciation)		117,121,759
Net gain (loss)		109,563,796
Net increase (decrease) in net assets resulting from operations		$123,107,334
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,543,538	$27,102,380
Net realized gain (loss)	(7,557,963)	(237,671,396)
Change in net unrealized appreciation (depreciation)	117,121,759	(166,173,932)
Net increase (decrease) in net assets resulting from operations	123,107,334	(376,742,948)
Distributions to shareholders	(14,027,534)	(37,303,193)
Share transactions
Proceeds from sales of shares	5,653,069	594,269,522
Reinvestment of distributions	13,948,304	37,266,455
Cost of shares redeemed	(68,559,277)	(682,501,019)
Net increase (decrease) in net assets resulting from share transactions	(48,957,904)	(50,965,042)
Total increase (decrease) in net assets	60,121,896	(465,011,183)

Net Assets
Beginning of period	570,561,422	1,035,572,605
End of period	$630,683,318	$570,561,422

Other Information
Shares
Sold	487,544	41,133,495
Issued in reinvestment of distributions	1,243,164	2,617,027
Redeemed	(6,030,546)	(59,628,242)
Net increase (decrease)	(4,299,838)	(15,877,720)

Financial Highlights
Fidelity® SAI International Momentum Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$14.51	$11.33	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.30	.28	.08
Net realized and unrealized gain (loss)	2.05	(4.17)	3.05	1.25
Total from investment operations	2.31	(3.87)	3.33	1.33
Distributions from net investment income	(.27)	(.27) D	(.09)	-
Distributions from net realized gain	-	(.10) D	(.05)	-
Total distributions	(.27)	(.36) E	(.15) E	-
Net asset value, end of period	$12.32	$10.28	$14.51	$11.33
Total Return F,G	22.71%	(27.34)%	29.56%	13.30%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.18% J	.18%	.19%	.24% K,L
Expenses net of fee waivers, if any	.18% J	.18%	.19%	.20% J
Expenses net of all reductions	.18% J	.18%	.19%	.20% J
Net investment income (loss)	4.47% J	2.47%	2.03%	1.55% J
Supplemental Data
Net assets, end of period (000 omitted)	$630,683	$570,561	$1,035,573	$372,738
Portfolio turnover rate M	61% J	113%	73%	29% K

A For the period May 12, 2020 (commencement of operations) through October 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount not annualized.

L Audit fees are not annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions,   capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$88,892,246
Gross unrealized depreciation	(13,315,220)
Net unrealized appreciation (depreciation)	$75,577,026
Tax cost	$550,072,212

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(218,422,010)
Long-term	(22,767,606)
Total capital loss carryforward	$(241,189,616)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	183,742,673	239,588,171

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds.   At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Momentum Index Fund	Borrower	$ 12,072,714	4.07%	$9,543

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Momentum Index Fund	$594

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Momentum Index Fund	$1,796	$-	$-

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Momentum Index Fund	$19,200	4.15%	$11

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Momentum Index Fund	47%	19%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Momentum Index Fund	66%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI International Momentum Index Fund	.18%
Actual		$ 1,000	$ 1,227.10	$ .99
Hypothetical- B		$ 1,000	$ 1,023.90	$ .90

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900588.102
IMI-SANN-0623
Fidelity® SAI Emerging Markets Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.0
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.5
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.3
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.3
China Construction Bank Corp. (H Shares) (China, Banks)	1.0
Housing Development Finance Corp. Ltd. (India, Financial Services)	0.9
ICICI Bank Ltd. (India, Banks)	0.9
Vale SA (Brazil, Metals & Mining)	0.8
22.1

Market Sectors (% of Fund's net assets)

Financials	21.7
Information Technology	18.6
Consumer Discretionary	12.5
Communication Services	9.9
Materials	7.7
Consumer Staples	6.8
Industrials	5.7
Energy	4.8
Health Care	4.2
Utilities	3.0
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Futures - 3.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value ($)
Australia - 0.2%
AngloGold Ashanti Ltd.	236,328	6,316,235
Brazil - 3.6%
Ambev SA	2,662,698	7,559,205
Atacadao SA	356,600	768,565
B3 SA - Brasil Bolsa Balcao	3,445,640	8,068,703
Banco Bradesco SA	897,912	2,235,869
Banco BTG Pactual SA unit	663,900	3,117,314
Banco do Brasil SA	484,805	4,165,913
Banco Santander SA (Brasil) unit	209,500	1,128,607
BB Seguridade Participacoes SA	395,158	2,718,207
CCR SA	683,012	1,858,229
Centrais Eletricas Brasileiras SA (Electrobras)	693,697	4,707,816
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	192,000	1,775,725
Companhia Siderurgica Nacional SA (CSN)	376,000	1,071,206
Cosan SA	691,024	2,075,372
CPFL Energia SA	128,300	852,452
Energisa SA unit	112,300	941,124
Eneva SA (a)	489,300	1,113,428
ENGIE Brasil Energia SA	113,920	941,682
Equatorial Energia SA	574,200	3,147,405
Hapvida Participacoes e Investimentos SA (a)(b)	2,983,443	1,650,889
Hypera SA	234,200	1,749,058
Klabin SA unit	440,300	1,688,708
Localiza Rent a Car SA	423,524	4,925,744
Localiza Rent a Car SA rights 5/11/23 (a)	1,844	6,344
Lojas Renner SA	563,701	1,790,173
Magazine Luiza SA	1,717,208	1,149,901
Natura & Co. Holding SA	509,826	1,130,494
Petro Rio SA (a)	400,500	2,790,283
Petroleo Brasileiro SA - Petrobras (ON)	2,102,008	11,239,535
Raia Drogasil SA	606,500	3,195,561
Rede D'Oregon Sao Luiz SA (b)	327,017	1,499,434
Rumo SA	734,700	2,901,798
Sendas Distribuidora SA	691,800	1,704,604
Suzano Papel e Celulose SA	422,612	3,372,220
Telefonica Brasil SA	283,700	2,338,856
TIM SA	480,000	1,347,287
Totvs SA	297,500	1,530,504
Ultrapar Participacoes SA	413,038	1,195,771
Vale SA	2,158,973	31,338,395
Vibra Energia SA	661,849	1,751,555
Weg SA	947,880	7,814,432
TOTAL BRAZIL		136,358,368
Chile - 0.4%
Banco de Chile	25,643,037	2,730,281
Banco de Credito e Inversiones	32,921	993,034
Banco Santander Chile	37,241,629	1,780,770
Cencosud SA	793,975	1,617,948
Compania Cervecerias Unidas SA	73,597	600,810
Compania Sud Americana de Vapores SA	8,703,898	889,420
Empresas CMPC SA	630,390	987,852
Empresas COPEC SA	221,304	1,539,876
Enel Americas SA	12,083,699	1,646,586
Enel Chile SA	15,625,192	890,379
Falabella SA	424,186	909,589
TOTAL CHILE		14,586,545
China - 30.3%
360 Security Technology, Inc. (A Shares)	245,500	568,613
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	78,900	351,145
3Peak, Inc. (A Shares)	3,537	119,136
3SBio, Inc. (b)	819,500	821,108
AAC Technology Holdings, Inc.	404,133	854,409
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	21,461	565,571
AECC Aero-Engine Control Co. Ltd. (A Shares)	40,700	140,626
AECC Aviation Power Co. Ltd.	99,600	632,263
Agricultural Bank of China Ltd.:
(A Shares)	2,776,500	1,374,492
(H Shares)	16,666,297	6,443,738
Aier Eye Hospital Group Co. Ltd. (A Shares)	240,631	1,026,809
Air China Ltd.:
(A Shares) (a)	250,500	386,483
(H Shares) (a)	1,066,000	943,598
Airtac International Group	78,926	2,862,577
Akeso, Inc. (a)(b)	263,000	1,444,446
Alibaba Group Holding Ltd. (a)	8,373,816	88,541,605
Alibaba Health Information Technology Ltd. (a)	2,679,000	1,931,048
Aluminum Corp. of China Ltd.:
(A shares)	487,000	451,913
(H Shares)	2,174,000	1,291,488
Amlogic Shanghai Co. Ltd. (A Shares) (a)	12,828	155,629
Angel Yeast Co. Ltd. (A Shares)	26,600	154,205
Anhui Conch Cement Co. Ltd.:
(A Shares)	159,100	619,912
(H Shares)	679,900	2,146,798
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	11,100	439,922
(B Shares)	66,057	1,171,537
Anhui Honglu Steel Construction Group Co. Ltd.	21,190	98,882
Anhui Kouzi Distillery Co. Ltd. (A Shares)	18,500	161,351
Anhui Yingjia Distillery Co. Ltd. (A Shares)	20,700	192,059
Anjoy Foods Group Co. Ltd. (A Shares)	9,000	221,745
Anta Sports Products Ltd.	690,400	8,579,067
Apeloa Pharmaceutical Co. Ltd. A Shares	35,400	105,980
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	28,900	102,162
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	10,560	193,590
Autobio Diagnostics Co. Ltd.	18,400	152,521
Autohome, Inc. ADR Class A	42,230	1,252,120
Avary Holding Shenzhen Co. Ltd. (A Shares)	60,900	230,707
AVIC Capital Co. Ltd. (A Shares)	281,800	156,017
AviChina Industry & Technology Co. Ltd. (H Shares)	1,437,000	776,716
Avicopter PLC (A Shares)	18,100	111,522
Baidu, Inc. Class A (a)	1,245,874	18,752,785
Bank of Beijing Co. Ltd. (A Shares)	667,725	458,377
Bank of Changsha Co. Ltd. (A Shares)	121,900	144,601
Bank of Chengdu Co. Ltd. (A Shares)	112,400	223,952
Bank of China Ltd.:
(A Shares)	1,830,900	972,869
(H Shares)	43,928,464	17,543,192
Bank of Communications Co. Ltd.:
(A Shares)	913,900	737,007
(H Shares)	5,549,176	3,584,214
Bank of Hangzhou Co. Ltd. (A Shares)	185,200	336,926
Bank of Jiangsu Co. Ltd. (A Shares)	463,243	517,448
Bank of Nanjing Co. Ltd. (A Shares)	322,300	439,551
Bank of Ningbo Co. Ltd. (A Shares)	224,220	889,936
Bank of Shanghai Co. Ltd. (A Shares)	446,480	406,011
Bank of Suzhou Co. Ltd.	114,700	124,894
Baoshan Iron & Steel Co. Ltd. (A Shares)	769,500	718,096
BBMG Corp. (A Shares)	263,000	91,815
BeiGene Ltd. (a)	348,732	6,843,509
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,061,000	826,569
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	128,400	131,513
Beijing Easpring Material Technology Co. Ltd. (A Shares)	15,400	119,674
Beijing Enlight Media Co. Ltd. (A Shares)	89,200	132,109
Beijing Enterprises Holdings Ltd.	290,427	1,205,269
Beijing Enterprises Water Group Ltd.	2,304,000	585,069
Beijing Kingsoft Office Software, Inc. (A Shares)	15,762	1,006,549
Beijing New Building Materials PLC (A Shares)	52,600	201,948
Beijing Shiji Information Technology Co. Ltd. (A Shares)	54,216	150,543
Beijing Tongrentang Co. Ltd. (A Shares)	50,800	427,987
Beijing United Information Technology Co. Ltd. (A Shares)	15,610	135,978
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	21,580	328,083
Beijing Yanjing Brewery Co. Ltd. (A Shares)	86,400	163,836
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	7,100	72,860
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	12,400	115,249
Betta Pharmaceuticals Co. Ltd. (A Shares)	12,900	127,308
BGI Genomics Co. Ltd.	12,900	116,000
Bilibili, Inc. Class Z (a)	107,321	2,183,248
Bloomage Biotechnology Corp. Ltd. (A Shares)	15,461	222,783
BOC Aviation Ltd. Class A (b)	118,300	937,642
BOC International China Co. Ltd.	83,900	130,633
BOE Technology Group Co. Ltd. (A Shares)	1,356,600	790,178
Bosideng International Holdings Ltd.	1,870,000	922,242
BTG Hotels Group Co. Ltd.	34,200	107,288
By-Health Co. Ltd. (A Shares)	53,100	183,499
BYD Co. Ltd.:
(A Shares)	58,100	2,157,947
(H Shares)	470,300	14,262,436
BYD Electronic International Co. Ltd.	377,000	1,143,342
C&D International Investment Group Ltd.	362,000	1,114,826
Caitong Securities Co. Ltd.	147,400	165,796
Canmax Technologies Co. Ltd. (A Shares)	20,000	141,059
CECEP Solar Energy Co. Ltd. (A Shares)	118,600	119,654
CECEP Wind-Power Corp. (A Shares)	232,700	128,809
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	26,300	123,914
CGN Power Co. Ltd. (H Shares) (b)	6,159,447	1,626,482
Changchun High & New Technology Industry Group, Inc. (A Shares)	15,000	354,283
Changjiang Securities Co. Ltd. (A Shares)	170,000	139,691
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	8,800	139,669
Chaozhou Three-Circle Group Co. (A Shares)	60,300	264,385
Chengtun Mining Group Co. Ltd. (A Shares)	99,200	75,439
Chengxin Lithium Group Co. Ltd. (A Shares)	28,000	128,966
China Baoan Group Co. Ltd. (A Shares)	78,800	121,881
China Cinda Asset Management Co. Ltd. (H Shares)	5,102,000	606,887
China CITIC Bank Corp. Ltd. (H Shares)	5,082,051	2,749,213
China Coal Energy Co. Ltd. (H Shares)	1,153,000	990,670
China Communications Services Corp. Ltd. (H Shares)	1,348,000	738,656
China Conch Venture Holdings Ltd.	929,100	1,482,404
China Construction Bank Corp.:
(A Shares)	536,700	490,232
(H Shares)	54,020,000	36,113,797
China CSSC Holdings Ltd. (A Shares)	163,100	613,243
China Eastern Airlines Corp. Ltd. (A Shares) (a)	352,400	264,516
China Energy Engineering Corp. Ltd. (A Shares)	1,017,000	399,265
China Everbright Bank Co. Ltd.:
(A Shares)	1,530,200	709,282
(H Shares)	1,700,000	544,442
China Everbright International Ltd.	2,071,814	879,536
China Feihe Ltd. (b)	2,071,000	1,398,523
China Galaxy Securities Co. Ltd.:
(A Shares)	98,300	153,704
(H Shares)	2,185,500	1,187,055
China Gas Holdings Ltd.	1,698,300	2,184,812
China Great Wall Securities Co. Ltd. (A Shares)	105,700	133,810
China Greatwall Technology Group Co. Ltd. (A Shares)	100,300	168,576
China Hongqiao Group Ltd.	1,332,700	1,312,679
China Huishan Dairy Holdings Co. Ltd. (a)(c)	2,302,000	3
China International Capital Corp. Ltd.	76,800	469,229
China International Capital Corp. Ltd. (H Shares) (b)	753,800	1,583,933
China Jinmao Holdings Group Ltd.	3,418,099	638,575
China Jushi Co. Ltd. (A Shares)	125,114	264,397
China Liansu Group Holdings Ltd.	625,000	540,327
China Life Insurance Co. Ltd.:
(A Shares)	110,200	623,010
(H Shares)	4,163,747	7,999,206
China Literature Ltd. (a)(b)	227,900	1,052,917
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,892,000	1,985,589
China Medical System Holdings Ltd.	755,000	1,253,390
China Meheco Co. Ltd. (A Shares)	47,000	96,902
China Meidong Auto Holding Ltd.	384,000	595,894
China Mengniu Dairy Co. Ltd.	1,792,000	7,233,539
China Merchants Bank Co. Ltd.:
(A Shares)	660,200	3,220,652
(H Shares)	2,246,921	10,846,171
China Merchants Energy Shipping Co. Ltd. (A Shares)	253,000	243,179
China Merchants Holdings International Co. Ltd.	787,036	1,167,822
China Merchants Securities Co. Ltd. (A Shares)	231,550	468,873
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	277,500	548,688
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	30,700	150,498
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,412,100	742,287
(H Shares)	3,330,561	1,223,465
China National Building Materials Co. Ltd. (H Shares)	2,214,000	1,661,187
China National Chemical Engineering Co. Ltd. (A Shares)	191,108	293,378
China National Nuclear Power Co. Ltd. (A Shares)	674,600	674,712
China National Software & Service Co. Ltd. (A Shares)	20,700	170,917
China Northern Rare Earth Group High-Tech Co. Ltd.	134,600	491,414
China Oilfield Services Ltd. (H Shares)	1,042,000	1,225,625
China Overseas Land and Investment Ltd.	2,165,702	5,492,533
China Overseas Property Holdings Ltd.	740,000	821,771
China Pacific Insurance (Group) Co. Ltd.	194,600	880,563
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,552,228	4,636,556
China Petroleum & Chemical Corp.:
(A Shares)	1,195,500	1,163,076
(H Shares)	14,248,704	9,338,824
China Power International Development Ltd.	2,755,619	1,046,030
China Railway Group Ltd.:
(A Shares)	659,500	888,089
(H Shares)	2,476,000	1,903,646
China Railway Signal & Communications Corp. (A Shares)	234,971	221,948
China Resource Gas Group Ltd.	526,900	1,663,075
China Resources Beer Holdings Co. Ltd.	918,144	7,092,463
China Resources Cement Holdings Ltd.	1,420,000	642,867
China Resources Land Ltd.	1,814,812	8,451,137
China Resources Microelectronics Ltd. (A Shares)	35,156	292,023
China Resources Mixc Lifestyle Services Ltd. (b)	388,800	2,061,265
China Resources Pharmaceutical Group Ltd. (b)	884,000	878,133
China Resources Power Holdings Co. Ltd.	1,088,940	2,370,871
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	31,100	265,584
China Ruyi Holdings Ltd. (a)	3,160,000	769,226
China Shenhua Energy Co. Ltd.:
(A Shares)	188,285	793,625
(H Shares)	1,962,702	6,519,213
China Southern Airlines Ltd.:
(A Shares) (a)	487,900	547,649
(H Shares) (a)	886,000	620,592
China State Construction Engineering Corp. Ltd. (A Shares)	1,411,040	1,343,424
China State Construction International Holdings Ltd.	1,147,500	1,426,689
China Taiping Insurance Group Ltd.	805,455	925,188
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,136,900	893,086
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	90,200	2,109,344
(H Shares) (a)(b)	10,800	231,027
China Tower Corp. Ltd. (H Shares) (b)	25,145,000	3,209,089
China Traditional Chinese Medicine Holdings Co. Ltd.	1,560,000	852,786
China United Network Communications Ltd. (A Shares)	1,068,900	842,276
China Vanke Co. Ltd.:
(A Shares)	318,100	697,065
(H Shares)	1,217,300	1,902,998
China Yangtze Power Co. Ltd. (A Shares)	762,800	2,417,212
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	16,200	210,991
China Zheshang Bank Co. Ltd. (a)	509,500	227,241
ChinaSoft International Ltd.	1,556,000	1,037,296
Chongqing Brewery Co. Ltd. (A Shares)	15,100	228,155
Chongqing Changan Automobile Co. Ltd. (A Shares)	318,174	550,099
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	27,200	101,580
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	285,700	160,115
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	54,500	643,034
Chow Tai Fook Jewellery Group Ltd.	1,134,200	2,277,714
CITIC Pacific Ltd.	3,297,941	4,139,876
CITIC Securities Co. Ltd.:
(A Shares)	334,600	1,020,708
(H Shares)	1,334,590	2,810,115
Cmoc Group Ltd.:
(A Shares)	598,400	517,643
(H Shares)	2,035,000	1,247,501
CNGR Advanced Material Co. Ltd.	17,300	155,295
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	183,190	167,500
Contemporary Amperex Technology Co. Ltd.	150,120	5,035,104
COSCO Shipping Development Co. Ltd. (A Shares)	321,900	121,297
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	108,300	206,800
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	384,420	619,745
(H Shares)	1,925,300	2,236,273
Cosco Shipping Ports Ltd.	1,068,473	703,051
Country Garden Holdings Co. Ltd. (d)	7,030,662	1,811,098
Country Garden Services Holdings Co. Ltd.	1,240,000	1,948,723
CRRC Corp. Ltd.:
(A Shares)	916,900	928,815
(H Shares)	2,354,000	1,523,280
CSC Financial Co. Ltd. (A Shares)	163,500	600,824
CSPC Pharmaceutical Group Ltd.	5,069,608	5,162,367
Daan Gene Co. Ltd.	43,068	97,177
Dajin Heavy Industry Co. Ltd.	19,700	87,027
Dali Foods Group Co. Ltd. (b)	1,207,800	502,633
Daqin Railway Co. Ltd. (A Shares)	469,700	523,713
Daqo New Energy Corp. ADR (a)	34,104	1,566,056
DaShenLin Pharmaceutical Group Co. Ltd.	29,728	148,283
Datang International Power Generation Co. Ltd. (A Shares) (a)	264,200	119,066
DHC Software Co. Ltd. (A Shares)	101,700	114,654
Do-Fluoride New Materials Co. Ltd. (A Shares)	32,900	96,931
Dong-E-E-Jiao Co. Ltd. (A Shares)	20,300	151,324
Dongfang Electric Corp. Ltd. (A Shares)	86,100	217,561
Dongfeng Motor Group Co. Ltd. (H Shares)	1,653,000	790,879
Dongxing Securities Co. Ltd. (A Shares)	101,500	122,569
Dongyue Group Co. Ltd.	835,000	849,708
East Buy Holding Ltd. (a)(b)(d)	222,500	771,352
East Money Information Co. Ltd. (A Shares)	539,808	1,260,895
Ecovacs Robotics Co. Ltd. Class A	17,900	180,565
ENN Energy Holdings Ltd.	447,943	6,142,019
ENN Natural Gas Co. Ltd. (A Shares)	79,700	234,478
Eve Energy Co. Ltd. (A shares)	72,574	690,098
Everbright Securities Co. Ltd. (A Shares)	122,458	269,484
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	124,048	115,977
Far East Horizon Ltd.	866,000	779,073
Far East Horizon Ltd. rights (a)	7,277	0
FAW Jiefang Group Co. Ltd. (A Shares)	96,100	113,362
First Capital Securities Co. Ltd. (A Shares)	133,400	114,494
Flat Glass Group Co. Ltd.	252,000	708,448
Flat Glass Group Co. Ltd. (A Shares)	53,600	238,107
Focus Media Information Technology Co. Ltd. (A Shares)	532,340	496,904
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	128,864	1,319,188
Fosun International Ltd.	1,386,454	972,353
Foxconn Industrial Internet Co. Ltd. (A Shares)	341,197	796,709
Fujian Sunner Development Co. Ltd. A Shares	38,000	117,708
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	52,300	257,278
(H Shares) (b)	368,400	1,498,756
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,300	174,452
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	56,740	535,214
(H Shares) (b)	206,920	1,365,209
Gaona Aero Material Co., Ltd. (A Shares)	14,900	82,215
GCL Technology Holdings Ltd.	11,530,000	2,895,081
GD Power Development Co. Ltd. (A Shares) (a)	693,500	387,818
GDS Holdings Ltd. Class A (a)	494,452	957,355
Geely Automobile Holdings Ltd.	3,417,517	4,242,656
GEM Co. Ltd. (A Shares)	152,100	154,900
Gemdale Corp. (A Shares)	140,500	166,159
Genscript Biotech Corp. (a)	662,000	1,749,917
GF Securities Co. Ltd.:
(A Shares)	278,100	618,528
(H Shares)	507,828	729,265
Gigadevice Semiconductor Beijing, Inc. (A Shares)	23,760	374,323
Ginlong Technologies Co. Ltd. (A Shares)	12,300	203,129
GoerTek, Inc. (A Shares)	120,200	309,301
GoodWe Technologies Co. Ltd. (A Shares)	4,642	175,094
Gotion High-tech Co. Ltd. (A Shares)	56,400	224,974
Great Wall Motor Co. Ltd.:
(A Shares)	97,200	379,398
(H Shares) (d)	1,653,500	2,006,649
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	88,800	505,895
Greentown China Holdings Ltd.	501,000	602,124
Greentown Service Group Co. Ltd.	844,000	518,483
GRG Banking Equipment Co. Ltd. (A Shares)	78,900	135,273
Guangdong Haid Group Co. Ltd. (A Shares)	65,300	519,237
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	95,800	107,885
Guangdong Investment Ltd.	1,669,126	1,595,646
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	10,100	102,174
Guanghui Energy Co. Ltd. (A Shares)	205,000	276,560
Guangzhou Automobile Group Co. Ltd.	282,500	436,159
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,394,200	870,144
Guangzhou Baiyunshan Pharma Health (A Shares)	44,100	213,828
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	14,300	108,008
Guangzhou Haige Communications Group (A Shares)	74,600	106,502
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,500	171,924
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	22,000	210,316
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	71,900	445,225
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	129,431	129,255
Guolian Securities Co. Ltd.	73,200	109,226
Guosen Securities Co. Ltd. (A Shares)	203,100	276,920
Guotai Junan Securities Co. Ltd. (A Shares)	236,800	519,197
Guoyuan Securities Co. Ltd. (A Shares)	135,170	137,166
H World Group Ltd. ADR	109,252	5,123,919
Haidilao International Holding Ltd. (b)	632,000	1,545,179
Haier Smart Home Co. Ltd.	1,296,000	4,224,420
Haier Smart Home Co. Ltd. (A Shares)	226,100	777,420
Haitian International Holdings Ltd.	357,000	927,587
Haitong Securities Co. Ltd.:
(A Shares)	424,000	569,754
(H Shares)	1,500,400	996,575
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	97,200	129,709
Hangzhou Chang Chuan Technology Co. Ltd.	19,000	132,694
Hangzhou First Applied Material Co. Ltd. (A Shares)	48,052	342,191
Hangzhou Lion Electronics Co. Ltd. (A Shares)	21,300	142,568
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	30,800	179,421
Hangzhou Robam Appliances Co. Ltd. (A Shares)	29,400	111,001
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	44,800	213,994
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	18,000	237,432
(H Shares) (b)	62,600	521,471
Hansoh Pharmaceutical Group Co. Ltd. (b)	678,000	1,236,878
Heilongjiang Agriculture Co. Ltd. (A Shares)	58,000	114,072
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	71,100	167,973
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	107,900	389,860
Hengan International Group Co. Ltd.	365,900	1,634,278
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	50,900	140,165
Hengli Petrochemical Co. Ltd. (A Shares)	223,720	512,424
Hengtong Optic-electric Co. Ltd. (A Shares)	73,500	155,214
Hengyi Petrochemical Co. Ltd. (A Shares)	120,280	133,580
Hesteel Co. Ltd. (A Shares)	340,100	113,780
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	18,500	478,351
Hongfa Technology Co. Ltd. (A Shares)	16,980	76,972
Hoshine Silicon Industry Co. Ltd. (A Shares)	29,000	307,927
Hoyuan Green Energy Co. Ltd. (A Shares)	16,000	206,662
Hua Hong Semiconductor Ltd. (a)(b)	334,000	1,372,443
Huadian Power International Corp. Ltd. (A Shares)	253,200	231,789
Huadong Medicine Co. Ltd. (A Shares)	65,600	393,854
Huafon Chemical Co. Ltd. (A Shares)	159,700	166,610
Huaibei Mining Holdings Co. Ltd. (A Shares)	79,600	156,825
Hualan Biological Engineer, Inc. (A Shares)	70,670	238,527
Huaneng Power International, Inc.:
(A Shares) (a)	356,200	500,247
(H Shares) (a)	2,156,186	1,343,681
Huatai Securities Co. Ltd.:
(A Shares)	205,800	419,221
(H Shares) (b)	984,000	1,270,953
HUAXI Securities Co. Ltd.	80,700	103,397
Huaxia Bank Co. Ltd. (A Shares)	404,958	337,916
Huaxin Cement Co. Ltd. (A Shares)	43,400	92,801
Huayu Automotive Systems Co. Ltd. (A Shares)	98,300	233,403
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	15,700	108,671
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	28,300	129,341
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	34,100	122,261
Huizhou Desay SV Automotive Co. Ltd.	20,000	299,798
Humanwell Healthcare Group Co. Ltd. (A Shares)	51,300	200,595
Hunan Changyuan Lico Co. Ltd. (A Shares)	61,437	99,116
Hunan Valin Steel Co. Ltd. (A Shares)	221,600	169,525
Hundsun Technologies, Inc. (A Shares)	67,019	480,391
Hygeia Healthcare Holdings Co. (b)	193,000	1,422,256
iFlytek Co. Ltd. (A Shares)	80,500	706,998
IMEIK Technology Development Co. Ltd. (A Shares)	7,700	607,002
Industrial & Commercial Bank of China Ltd.:
(A Shares)	2,496,700	1,706,405
(H Shares)	31,400,000	16,893,334
Industrial Bank Co. Ltd. (A Shares)	697,900	1,742,515
Industrial Securities Co. Ltd. (A Shares)	266,670	259,828
Ingenic Semiconductor Co. Ltd. (A Shares)	15,300	196,207
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	221,300	947,185
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	1,763,100	465,250
Inner Mongolia Dian Tou Energy Corp. Ltd.	60,800	118,728
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	38,500	80,651
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	273,200	171,831
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	596,790	885,145
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	113,000	120,270
Innovent Biologics, Inc. (a)(b)	607,500	2,920,904
Inspur Electronic Information Industry Co. Ltd. (A Shares)	45,972	274,189
iQIYI, Inc. ADR (a)	246,523	1,503,790
iRay Technology Co. Ltd. (A Shares)	3,046	121,485
JA Solar Technology Co. Ltd. (A Shares)	115,304	674,305
Jafron Biomedical Co. Ltd. (A Shares)	25,140	104,835
Jason Furniture Hangzhou Co. Ltd. (A Shares)	25,720	138,203
JCET Group Co. Ltd. (A Shares)	56,900	227,552
JD Health International, Inc. (a)(b)	629,500	4,542,550
JD.com, Inc. Class A	1,221,700	21,804,712
Jiangsu Eastern Shenghong Co. Ltd.	129,200	237,250
Jiangsu Expressway Co. Ltd. (H Shares)	712,000	721,227
Jiangsu Hengli Hydraulic Co. Ltd.	46,976	419,154
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	215,158	1,517,177
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	47,000	407,456
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	11,400	196,016
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	50,900	1,103,049
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	9,900	132,043
Jiangsu Yoke Technology Co. Ltd. (A Shares)	14,800	145,126
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	31,400	143,551
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	123,400	261,288
Jiangxi Copper Co. Ltd.:
(A Shares)	83,300	246,890
(H Shares)	618,000	1,099,387
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	52,400	95,302
JiuGui Liquor Co. Ltd. (A Shares)	10,000	161,988
Jiumaojiu International Holdings Ltd. (b)	404,000	907,753
Jizhong Energy Resources Co. Ltd. (A Shares)	112,700	120,906
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	56,200	105,430
Joinn Laboratories China Co. Ltd. (A Shares)	14,096	101,199
Jointown Pharmaceutical Group (A Shares)	59,000	141,563
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	24,300	129,482
JOYY, Inc. ADR	26,751	814,033
Juewei Food Co. Ltd.	18,600	107,323
Juneyao Airlines Co. Ltd. (A shares) (a)	56,100	145,800
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	18,271	0
Kanzhun Ltd. ADR (a)	103,315	1,910,294
KE Holdings, Inc. ADR (a)	376,655	5,909,717
Keda Industrial Group Co. Ltd.	58,500	106,591
Kingboard Chemical Holdings Ltd.	373,400	1,143,624
Kingdee International Software Group Co. Ltd. (a)	1,477,000	2,271,130
Kingsoft Corp. Ltd.	540,200	2,374,569
Kuaishou Technology Class B (a)(b)	999,200	6,614,845
Kuang-Chi Technologies Co. Ltd. (A Shares)	67,600	172,057
Kunlun Energy Co. Ltd.	2,221,000	2,058,884
Kweichow Moutai Co. Ltd. (A Shares)	42,800	10,920,613
Lb Group Co. Ltd. (A Shares)	75,800	190,208
Lenovo Group Ltd.	4,117,000	4,212,005
Lens Technology Co. Ltd. (A Shares)	183,200	309,683
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	56,900	196,978
Li Auto, Inc. Class A (a)	634,936	7,520,092
Li Ning Co. Ltd.	1,335,000	9,547,410
Liaoning Port Co. Ltd. (A Shares)	657,700	154,363
Lingyi iTech Guangdong Co. (A Shares) (a)	218,900	188,195
Livzon Pharmaceutical Group, Inc. (A Shares)	19,100	98,977
Longfor Properties Co. Ltd. (b)	1,064,700	2,913,550
LONGi Green Energy Technology Co. Ltd.	253,899	1,285,537
Lufax Holding Ltd. ADR	388,293	660,098
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	9,750	57,633
Luxi Chemical Group Co. Ltd.	61,500	106,828
Luxshare Precision Industry Co. Ltd. (A Shares)	240,824	912,919
Luzhou Laojiao Co. Ltd. (A Shares)	50,800	1,663,819
Mango Excellent Media Co. Ltd. (A Shares)	66,570	346,169
Maxscend Microelectronics Co. Ltd. (A Shares)	19,128	281,788
Meihua Holdings Group Co. Ltd. (A Shares)	92,700	128,209
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	121,488	123,365
Meituan Class B (a)(b)	2,801,620	47,880,967
Metallurgical Corp. China Ltd. (A Shares)	560,500	363,997
Microport Scientific Corp. (a)	355,900	789,702
Ming Yang Smart Energy Group Ltd. (A Shares)	72,600	217,652
MINISO Group Holding Ltd. ADR	54,016	996,055
Minth Group Ltd.	426,000	1,233,520
Montage Technology Co. Ltd. (A Shares)	40,011	353,513
Muyuan Foodstuff Co. Ltd. (A Shares)	180,054	1,248,013
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	49,253	103,479
NARI Technology Co. Ltd. (A Shares)	232,496	880,884
NAURA Technology Group Co. Ltd.	18,300	888,671
NavInfo Co. Ltd. (A Shares)	77,300	132,670
NetEase, Inc.	1,113,220	19,817,989
New China Life Insurance Co. Ltd.	64,000	360,663
New China Life Insurance Co. Ltd. (H Shares)	509,800	1,459,836
New Hope Liuhe Co. Ltd. (A Shares) (a)	139,900	263,526
New Oriental Education & Technology Group, Inc. (a)	864,410	3,925,730
Ninestar Corp. (A Shares)	44,100	252,927
Ningbo Deye Technology Co. Ltd. (A Shares)	6,200	225,927
Ningbo Joyson Electronic Corp. (A shares)	41,500	92,736
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	21,100	143,409
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	13,650	131,841
Ningbo Shanshan Co. Ltd. (A Shares)	66,800	146,961
Ningbo Tuopu Group Co. Ltd. (A Shares)	39,500	290,400
Ningxia Baofeng Energy Group Co. Ltd.	276,200	527,908
NIO, Inc. sponsored ADR (a)(d)	774,299	6,093,733
Nongfu Spring Co. Ltd. (H Shares) (b)	998,000	5,414,901
North Industries Group Red Arrow Co. Ltd. (A Shares)	41,900	110,441
Offcn Education Technology Co. A Shares (a)	193,800	138,052
Offshore Oil Enginering Co. Ltd. (A Shares)	137,300	134,053
Oppein Home Group, Inc. (A Shares)	18,480	308,527
Orient Securities Co. Ltd. (A Shares)	286,739	445,728
Ovctek China, Inc. (A Shares)	28,089	131,746
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	269,000	163,787
PDD Holdings, Inc. ADR (a)	285,731	19,472,568
People's Insurance Co. of China Group Ltd.:
(A Shares)	363,900	328,041
(H Shares)	4,675,552	1,838,896
Perfect World Co. Ltd. (A Shares)	60,700	193,044
PetroChina Co. Ltd.:
(A Shares)	900,700	1,031,463
(H Shares)	11,689,790	8,120,135
Pharmaron Beijing Co. Ltd.:
(A Shares)	35,200	249,756
(H Shares) (b)	110,550	479,280
PICC Property & Casualty Co. Ltd. (H Shares)	3,901,568	4,718,785
Ping An Bank Co. Ltd. (A Shares)	660,300	1,201,735
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	286,700	716,672
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	356,496	2,679,326
(H Shares)	3,590,141	26,191,948
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	73,000	101,852
Poly Developments & Holdings (A Shares)	406,300	818,808
Pop Mart International Group Ltd. (b)(d)	314,200	762,191
Porton Pharma Solutions Ltd. (A Shares)	16,500	82,156
Postal Savings Bank of China Co. Ltd.	830,500	663,532
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	4,715,000	3,074,146
Power Construction Corp. of China Ltd. (A Shares)	592,300	660,361
Pylon Technologies Co. Ltd. (Series A)	5,525	194,129
Qifu Technology, Inc. ADR	67,690	1,194,052
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	192,800	570,857
Raytron Technology Co. Ltd. (A Shares)	13,912	104,357
Risen Energy Co. Ltd. (A Shares) (a)	36,600	131,873
Riyue Heavy Industry Co. Ltd. (A Shares)	31,700	99,589
Rongsheng Petrochemical Co. Ltd. (A Shares)	350,200	670,590
SAIC Motor Corp. Ltd. (A Shares)	254,300	520,696
Sailun Group Co. Ltd. A Shares	90,600	135,097
Sangfor Technologies, Inc.	14,800	255,545
Sany Heavy Equipment International Holdings Co. Ltd.	643,000	852,872
Sany Heavy Industry Co. Ltd. (A Shares)	293,500	701,833
Satellite Chemical Co. Ltd. (A Shares)	105,230	216,409
SDIC Capital Co. Ltd.	196,900	207,560
Sealand Securities Co. Ltd. (A Shares)	179,950	90,993
Seazen Holdings Co. Ltd. (A Shares) (a)	70,200	151,373
SF Holding Co. Ltd. (A Shares)	166,200	1,359,068
SG Micro Corp. (A Shares)	11,225	202,002
Shaanxi Coal Industry Co. Ltd. (A Shares)	326,700	926,715
Shan Xi Hua Yang Group New Energy Co. Ltd.	74,900	152,089
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	34,188	106,615
Shandong Gold Mining Co. Ltd.:
(A Shares)	161,544	601,817
(H Shares) (b)	348,000	741,804
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	66,800	308,651
Shandong Linglong Tyre Co. Ltd. (A Shares)	44,700	142,710
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	367,800	180,896
Shandong Sun Paper Industry JSC Ltd. (A Shares)	83,100	137,068
Shandong Weifang Rainbow Chemical Co. Ltd.	8,500	91,199
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,416,000	2,416,251
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	41,300	187,074
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	32,660	194,012
Shanghai Baosight Software Co. Ltd.	258,973	886,766
Shanghai Baosight Software Co. Ltd. (A Shares)	59,524	465,503
Shanghai Construction Group Co. Ltd. (A Shares)	285,794	117,990
Shanghai Electric Group Co. Ltd. (A Shares) (a)	397,600	270,267
Shanghai Electric Power Co. Ltd. (A Shares) (a)	88,600	134,261
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	97,400	448,149
(H Shares)	239,000	683,206
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	4,341	122,921
Shanghai Fudan Microelectronics Group Co. Ltd.:
(A Shares)	64,019	512,142
(H Shares)	17,000	51,465
Shanghai International Airport Co. Ltd. (A Shares) (a)	38,600	300,468
Shanghai International Port Group Co. Ltd. (A Shares)	313,943	260,637
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	28,400	220,060
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	23,119	176,723
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	71,300	127,049
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	609,600	461,619
Shanghai M&G Stationery, Inc. (A Shares)	28,300	190,074
Shanghai Medicilon, Inc. (A Shares)	2,613	56,848
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	170,900	567,198
(H Shares)	320,009	650,570
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	984,809	1,084,104
Shanghai Putailai New Energy Technology Co. Ltd.	53,224	403,283
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	282,600	268,674
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	303,300	259,567
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	116,900	135,485
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	93,700	273,831
Shanxi Meijin Energy Co. Ltd. (A Shares)	131,800	151,183
Shanxi Securities Co. Ltd. (A Shares)	113,460	96,734
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	183,800	106,514
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	41,060	1,478,660
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	128,390	191,231
Shenghe Resources Holding Co. Ltd. (A Shares)	53,800	107,559
Shengyi Technology Co. Ltd.	74,500	173,311
Shennan Circuits Co. Ltd. (A Shares)	16,340	194,820
Shenwan Hongyuan Group Co. Ltd. (A Shares)	715,600	468,601
Shenzhen Capchem Technology Co. Ltd. (A Shares)	23,220	164,233
Shenzhen Dynanonic Co. Ltd. (A Shares)	5,400	128,218
Shenzhen Energy Group Co. Ltd. (A Shares)	144,660	134,521
Shenzhen Inovance Technology Co. Ltd. (A Shares)	90,400	809,705
Shenzhen International Holdings Ltd.	825,519	743,188
Shenzhen Kangtai Biological Products Co. Ltd.	33,520	147,284
Shenzhen Kedali Industry Co. Ltd.	7,200	143,228
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	18,200	123,178
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	40,500	1,830,994
Shenzhen New Industries Biomedical Engineering Co. Ltd.	24,700	188,961
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	253,400	183,891
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	35,000	182,159
Shenzhen SC New Energy Technology Corp. (A Shares)	10,900	162,545
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	38,758	96,869
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	24,800	79,255
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	27,833	439,733
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	29,800	109,377
Shenzhou International Group Holdings Ltd.	468,000	4,495,218
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	52,260	238,341
Sichuan Chuantou Energy Co. Ltd. (A Shares)	121,100	252,280
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	286,600	114,744
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	44,300	204,065
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	45,200	96,024
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	163,400	375,191
Sichuan Swellfun Co. Ltd. (A Shares)	15,100	143,490
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	37,200	101,293
Sieyuan Electric Co. Ltd. (A Shares)	23,600	157,170
Silergy Corp.	183,000	2,886,514
Sinoma Science & Technology Co. Ltd. (A Shares)	52,200	159,711
Sinomine Resource Group Co. Ltd. (A Shares)	14,480	159,731
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	239,600	119,904
Sinopharm Group Co. Ltd. (H Shares)	761,800	2,698,508
SKSHU Paint Co. Ltd. (A Shares) (a)	11,820	175,602
Smoore International Holdings Ltd. (b)	1,034,000	1,208,762
Songcheng Performance Development Co. Ltd. (A Shares)	80,160	169,289
Soochow Securities Co. Ltd. (A Shares)	152,860	160,547
Southwest Securities Co. Ltd. (A Shares)	202,500	112,787
StarPower Semiconductor Ltd. (A Shares)	5,400	189,718
Sungrow Power Supply Co. Ltd. (A Shares)	50,100	820,223
Sunny Optical Technology Group Co. Ltd.	403,500	4,263,909
Sunwoda Electronic Co. Ltd. (A Shares)	52,400	127,834
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	53,300	190,974
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	5,400	215,003
TAL Education Group ADR (a)	255,550	1,497,523
Tangshan Jidong Cement Co. Ltd. A Shares	84,900	100,357
TBEA Co. Ltd. (A Shares)	158,700	520,012
TCL Technology Group Corp. (A Shares)	657,700	381,211
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	110,300	664,718
Tencent Holdings Ltd.	3,517,600	156,238,129
Tencent Music Entertainment Group ADR (a)	402,980	2,986,082
Thunder Software Technology Co. Ltd. (A Shares)	14,300	175,185
Tianjin 712 Communication & Broadcasting Co. Ltd.	24,300	114,167
Tianma Microelectronics Co. Ltd. (A Shares)	81,700	116,723
Tianqi Lithium Corp. (A Shares) (a)	52,100	539,198
Tianshan Aluminum Group Co. Ltd.	122,400	128,701
Tianshui Huatian Technology Co. Ltd. (A Shares)	104,900	136,275
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	28,500	81,085
Tingyi (Cayman Islands) Holding Corp.	1,121,000	1,959,005
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	55,300	110,380
Toly Bread Co. Ltd.	50,097	83,171
Tongcheng Travel Holdings Ltd. (a)	698,000	1,484,790
TongFu Microelectronics Co. Ltd. (A Shares) (a)	48,200	125,211
Tongkun Group Co. Ltd. (A Shares)	74,600	139,528
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	332,600	158,624
Tongwei Co. Ltd. (A Shares)	159,000	918,798
Topchoice Medical Corp. (a)	10,000	172,953
Topsports International Holdings Ltd. (b)	1,038,000	925,313
TravelSky Technology Ltd. (H Shares)	527,000	1,051,959
Trina Solar Co. Ltd. (A Shares)	76,519	545,871
Trip.com Group Ltd. ADR (a)	308,453	10,953,166
Tsingtao Brewery Co. Ltd.:
(A Shares)	19,800	335,505
(H Shares)	362,000	3,875,439
Uni-President China Holdings Ltd.	730,000	728,882
Unigroup Guoxin Microelectronics Co. Ltd.	30,139	463,210
Unisplendour Corp. Ltd. (A Shares)	100,310	431,157
Vipshop Holdings Ltd. ADR (a)	237,216	3,724,291
Walvax Biotechnology Co. Ltd. (A Shares)	51,800	239,614
Wanda Film Holding Co. Ltd. (A Shares) (a)	67,400	139,519
Wanhua Chemical Group Co. Ltd. (A Shares)	106,200	1,419,101
Want Want China Holdings Ltd.	2,706,418	1,726,032
Weibo Corp. sponsored ADR (a)	40,427	707,877
Weichai Power Co. Ltd.:
(A Shares)	172,100	287,409
(H Shares)	1,180,000	1,744,207
Weihai Guangwei Composites Co. Ltd. (A Shares)	15,900	120,015
Wens Foodstuffs Group Co. Ltd. (A Shares)	232,400	665,883
Western Mining Co. Ltd. (A Shares)	75,000	143,176
Western Securities Co. Ltd. (A Shares)	139,500	135,381
Western Superconducting Technologies Co. Ltd. (A Shares)	14,531	164,133
Will Semiconductor Ltd.	42,230	559,685
Wingtech Technology Co. Ltd. (A Shares)	38,800	296,246
Wuchan Zhongda Group Co. Ltd.	168,600	133,192
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	5,300	74,997
Wuhan Guide Infrared Co. Ltd. (A Shares)	103,360	165,352
Wuliangye Yibin Co. Ltd. (A Shares)	133,500	3,269,257
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	58,860	187,055
WuXi AppTec Co. Ltd.	99,084	971,225
WuXi AppTec Co. Ltd. (H Shares) (b)	188,368	1,656,684
Wuxi Autowell Technology Co. Ltd. (A Shares)	4,855	117,674
Wuxi Biologics (Cayman), Inc. (a)(b)	2,027,500	12,089,657
XCMG Construction Machinery Co. Ltd. (A Shares)	439,200	436,300
Xiamen C&D, Inc. (A Shares)	95,025	167,015
Xiamen Faratronic Co. Ltd. (A Shares)	7,000	135,187
Xiamen Tungsten Co. Ltd. (A Shares)	44,800	126,980
Xiaomi Corp. Class B (a)(b)	8,609,800	12,220,789
Xinjiang Goldwind Science & Technology Co. Ltd. (A Shares)	110,800	175,991
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	79,600	75,418
Xinyi Solar Holdings Ltd.	2,771,538	2,979,674
XPeng, Inc. Class A (a)	482,150	2,302,239
XTEP International Holdings Ltd.	740,000	863,057
Yadea Group Holdings Ltd. (b)	696,000	1,627,269
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	16,300	105,077
Yankuang Energy Group Co. Ltd.:
(A Shares)	91,400	455,968
(H Shares)	854,000	2,929,711
Yantai Jereh Oilfield Services (A Shares)	31,100	122,353
Yealink Network Technology Corp. Ltd.	29,050	277,526
Yifeng Pharmacy Chain Co. Ltd.	22,550	162,836
Yihai International Holding Ltd.	268,000	711,297
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	45,000	283,197
Yintai Gold Co. Ltd. (A Shares)	86,880	161,947
YongXing Special Materials Technology Co. Ltd. (A Shares)	16,770	155,340
Yonyou Network Technology Co. Ltd. (A Shares)	120,720	378,347
Youngor Group Co. Ltd. (A Shares)	154,487	153,450
Youngy Co. Ltd. (A Shares) (a)	8,100	82,920
YTO Express Group Co. Ltd. (A Shares)	107,400	269,203
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	40,700	89,817
Yuexiu Property Co. Ltd. (d)	792,600	1,146,627
Yum China Holdings, Inc.	236,620	14,476,412
Yunda Holding Co. Ltd. (A Shares)	90,460	159,115
Yunnan Aluminium Co. Ltd. (A Shares)	109,200	225,456
Yunnan Baiyao Group Co. Ltd. (A Shares)	73,860	622,152
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	8,700	143,690
Yunnan Energy New Material Co. Ltd.	31,600	476,943
Yunnan Tin Co. Ltd. (A Shares)	49,600	111,057
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	57,100	158,493
Zai Lab Ltd. ADR (a)	49,885	1,744,977
Zangge Mining Co. Ltd. (Series A)	48,900	162,277
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	20,500	807,983
Zhaojin Mining Industry Co. Ltd. (H Shares)	666,500	1,060,988
Zhefu Holding Group Co. Ltd. (A Shares)	178,300	98,632
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	232,310	230,804
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	169,500	237,858
Zhejiang Chint Electric Co. Ltd. (A Shares)	66,500	251,326
Zhejiang Dahua Technology Co. Ltd. (A Shares)	107,200	364,603
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,740	116,520
Zhejiang Expressway Co. Ltd. (H Shares)	802,000	665,548
Zhejiang HangKe Technology, Inc. Co. (A Shares)	13,047	94,171
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	45,490	128,995
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	62,015	468,303
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	46,800	464,666
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	27,700	128,638
Zhejiang Juhua Co. Ltd. (A Shares)	84,300	185,133
Zhejiang NHU Co. Ltd. (A Shares)	96,436	238,482
Zhejiang Supcon Technology Co. Ltd. (A Shares)	15,642	218,706
Zhejiang Supor Cookware Co. Ltd.	16,400	122,308
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	52,130	138,125
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	50,300	161,092
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,900	106,627
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	26,800	66,323
Zheshang Securities Co. Ltd.	122,400	181,738
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	403,100	1,254,865
Zhongji Innolight Co. Ltd. (A Shares)	25,200	328,664
Zhongsheng Group Holdings Ltd. Class H	343,100	1,465,557
Zhongtai Securities Co. Ltd. (A Shares)	179,000	193,967
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	32,673	220,748
(H Shares)	299,527	1,208,891
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	12,800	76,367
Zhuzhou Kibing Group Co. Ltd. (A Shares)	83,600	124,637
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	91,600	94,620
Zijin Mining Group Co. Ltd.:
(A Shares)	444,100	828,013
(H Shares)	3,548,000	6,006,961
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	228,900	214,822
ZTE Corp.:
(A Shares)	158,600	818,484
(H Shares)	383,600	1,235,494
ZTO Express, Inc. sponsored ADR	238,981	6,614,994
TOTAL CHINA		1,151,849,544
Colombia - 0.0%
Bancolombia SA	127,004	973,211
Interconexion Electrica SA ESP	240,980	933,554
TOTAL COLOMBIA		1,906,765
Czech Republic - 0.2%
CEZ A/S (d)	91,028	4,889,544
Komercni Banka A/S	42,534	1,371,419
MONETA Money Bank A/S (b)	193,131	708,180
TOTAL CZECH REPUBLIC		6,969,143
Egypt - 0.1%
Commercial International Bank SAE	1,440,352	2,489,152
Eastern Co. SAE	598,824	337,202
EFG-Hermes Holding SAE	402,305	237,607
TOTAL EGYPT		3,063,961
Greece - 0.4%
Alpha Bank SA (a)	1,266,349	1,583,768
Eurobank Ergasias Services and Holdings SA (a)	1,468,189	2,070,781
Ff Group (a)(c)	1,944	0
Hellenic Telecommunications Organization SA	110,942	1,619,773
Jumbo SA	65,611	1,511,002
Motor Oil (HELLAS) Corinth Refineries SA	33,824	805,046
Mytilineos SA	56,565	1,639,252
National Bank of Greece SA (a)	310,382	1,621,127
OPAP SA	112,725	1,920,313
Public Power Corp. of Greece (a)	118,157	1,018,142
Terna Energy SA	32,458	718,171
TOTAL GREECE		14,507,375
Hong Kong - 0.2%
Kingboard Laminates Holdings Ltd.	542,500	559,095
Nine Dragons Paper (Holdings) Ltd.	946,000	656,323
Orient Overseas International Ltd.	74,500	1,513,631
Sino Biopharmaceutical Ltd.	5,896,750	3,273,292
Vinda International Holdings Ltd.	207,000	540,861
TOTAL HONG KONG		6,543,202
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	231,234	1,872,812
OTP Bank PLC	126,355	3,844,189
Richter Gedeon PLC	79,145	1,909,944
TOTAL HUNGARY		7,626,945
India - 13.2%
ABB India Ltd.	30,175	1,265,234
ACC Ltd.	36,766	795,473
Adani Enterprises Ltd.	96,619	2,286,654
Adani Green Energy Ltd. (a)	178,667	2,087,918
Adani Ports & Special Economic Zone Ltd.	298,370	2,496,915
Adani Power Ltd. (a)	434,937	1,200,812
Adani Total Gas Ltd.	155,171	1,799,947
Adani Transmissions Ltd. (a)	157,325	1,986,443
Ambuja Cements Ltd.	337,173	1,641,322
Apollo Hospitals Enterprise Ltd.	56,970	3,156,910
Asian Paints Ltd.	216,595	7,716,400
AU Small Finance Bank Ltd. (b)	95,464	778,970
Aurobindo Pharma Ltd.	149,822	1,133,777
Avenue Supermarts Ltd. (a)(b)	91,334	3,937,926
Axis Bank Ltd.	1,284,875	13,577,335
Bajaj Auto Ltd.	38,216	2,076,400
Bajaj Finance Ltd.	153,787	11,874,600
Bajaj Finserv Ltd.	215,905	3,595,647
Bajaj Holdings & Investment Ltd.	15,206	1,277,268
Balkrishna Industries Ltd.	42,821	1,094,773
Bandhan Bank Ltd. (a)(b)	356,357	1,004,571
Bank of Baroda	586,964	1,355,249
Berger Paints India Ltd.	135,250	1,013,151
Bharat Electronics Ltd.	2,072,807	2,627,915
Bharat Forge Ltd.	145,826	1,433,933
Bharat Petroleum Corp. Ltd.	491,366	2,152,947
Bharti Airtel Ltd.	1,256,911	12,317,319
Britannia Industries Ltd.	61,287	3,420,838
Cg Power & Industrial Soluti	347,322	1,316,794
Cholamandalam Investment and Finance Co. Ltd.	232,005	2,482,468
Cipla Ltd./India	274,544	3,057,668
Coal India Ltd.	874,839	2,503,153
Colgate-Palmolive Ltd.	69,434	1,357,245
Container Corp. of India Ltd.	152,479	1,144,480
Dabur India Ltd.	350,207	2,288,169
Divi's Laboratories Ltd.	74,958	3,006,117
DLF Ltd.	348,364	1,824,135
Dr. Reddy's Laboratories Ltd.	66,091	3,989,654
Eicher Motors Ltd.	77,375	3,136,553
GAIL India Ltd.	1,296,844	1,706,424
Godrej Consumer Products Ltd. (a)	230,918	2,568,582
Godrej Properties Ltd. (a)	69,466	1,123,138
Grasim Industries Ltd.	148,501	3,135,008
Havells India Ltd.	142,037	2,144,810
HCL Technologies Ltd.	536,355	7,019,728
HDFC Standard Life Insurance Co. Ltd. (b)	545,940	3,547,992
Hero Motocorp Ltd.	62,212	1,952,959
Hindalco Industries Ltd.	761,679	4,091,058
Hindustan Petroleum Corp. Ltd. (a)	362,240	1,115,462
Hindustan Unilever Ltd.	464,034	13,982,018
Housing Development Finance Corp. Ltd.	976,030	33,290,241
ICICI Bank Ltd.	2,913,577	32,902,994
ICICI Lombard General Insurance Co. Ltd. (b)	136,019	1,799,971
ICICI Prudential Life Insurance Co. Ltd. (b)	202,743	1,081,498
Indian Oil Corp. Ltd.	1,602,310	1,598,511
Indian Railway Catering & Tourism Corp. Ltd.	133,346	1,011,910
Indraprastha Gas Ltd.	178,469	1,085,098
Indus Towers Ltd.	382,519	727,608
Info Edge India Ltd.	40,164	1,865,536
Infosys Ltd.	1,900,871	29,359,805
InterGlobe Aviation Ltd. (a)(b)	54,311	1,347,122
ITC Ltd.	1,682,837	8,784,853
Jindal Steel & Power Ltd.	202,723	1,452,092
JSW Steel Ltd. (a)	409,062	3,643,476
Jubilant Foodworks Ltd.	224,333	1,231,609
Kotak Mahindra Bank Ltd.	313,783	7,475,935
Larsen & Toubro Ltd.	388,536	11,276,510
Ltimindtree Ltd. (b)	50,143	2,728,352
Lupin Ltd.	113,799	989,955
Mahindra & Mahindra Ltd.	491,680	7,405,453
Marico Ltd.	293,276	1,785,502
Maruti Suzuki India Ltd.	68,172	7,187,523
Mphasis BFL Ltd.	47,241	1,055,047
MRF Ltd.	1,086	1,185,268
Muthoot Finance Ltd.	67,757	848,229
Nestle India Ltd.	19,033	5,075,717
NTPC Ltd.	2,184,321	4,611,967
Oil & Natural Gas Corp. Ltd.	1,424,297	2,780,668
Page Industries Ltd.	3,470	1,716,051
Petronet LNG Ltd.	428,705	1,246,472
PI Industries Ltd.	43,106	1,789,687
Pidilite Industries Ltd.	86,386	2,563,886
Power Grid Corp. of India Ltd.	1,769,778	5,151,604
Reliance Industries Ltd.	1,719,262	51,111,067
Samvardhana Motherson International Ltd.	1,156,990	1,043,215
SBI Cards & Payment Services Ltd.	133,766	1,267,318
SBI Life Insurance Co. Ltd. (b)	254,274	3,556,323
Shree Cement Ltd.	6,118	1,826,089
Shriram Transport Finance Co. Ltd.	127,242	2,081,732
Siemens Ltd.	40,398	1,709,312
SRF Ltd.	83,917	2,617,811
State Bank of India	1,007,300	7,160,826
Sun Pharmaceutical Industries Ltd.	542,384	6,567,679
Tata Consultancy Services Ltd.	516,178	20,429,498
Tata Consumer Products Ltd.	315,347	2,953,551
Tata Elxsi Ltd.	19,420	1,586,351
Tata Motors Ltd. (a)	937,252	5,597,968
Tata Power Co. Ltd./The	813,371	2,011,173
Tata Steel Ltd.	4,138,096	5,491,948
Tech Mahindra Ltd.	330,081	4,157,853
The Indian Hotels Co. Ltd.	482,925	2,010,766
Titan Co. Ltd.	200,117	6,490,490
Torrent Pharmaceuticals Ltd.	58,121	1,177,895
Trent Ltd.	102,659	1,722,677
Tube Investments of India Ltd.	60,071	1,907,866
Tvs Motor Co. Ltd.	121,103	1,692,317
Ultratech Cement Ltd.	56,992	5,281,552
United Spirits Ltd. (a)	164,366	1,568,613
UPL Ltd.	276,157	2,508,970
Varun Beverages Ltd.	128,604	2,281,752
Vedanta Ltd.	420,529	1,444,106
Wipro Ltd.	773,790	3,667,849
Yes Bank Ltd. (a)	6,513,876	1,254,940
Zomato Ltd. (a)	1,662,556	1,330,869
TOTAL INDIA		503,166,788
Indonesia - 2.0%
Indofood Sukses Makmur Tbk PT	2,467,600	1,086,169
PT Adaro Energy Indonesia Tbk	8,146,400	1,743,851
PT Aneka Tambang Tbk	4,785,200	688,373
PT Astra International Tbk	11,416,759	5,266,195
PT Bank Central Asia Tbk	31,307,050	19,374,416
PT Bank Mandiri (Persero) Tbk	21,075,796	7,450,296
PT Bank Negara Indonesia (Persero) Tbk	4,210,800	2,713,646
PT Bank Rakyat Indonesia (Persero) Tbk	38,485,527	13,411,407
PT Barito Pacific Tbk	16,023,631	913,746
PT Charoen Pokphand Indonesia Tbk	4,118,000	1,289,244
PT Indah Kiat Pulp & Paper Tbk	1,553,800	825,649
PT Indofood CBP Sukses Makmur Tbk	1,324,600	956,408
PT Kalbe Farma Tbk	11,960,200	1,731,644
PT Merdeka Copper Gold Tbk (a)	6,825,286	1,841,181
PT Sarana Menara Nusantara Tbk	11,664,800	816,917
PT Semen Indonesia (Persero) Tbk	1,937,032	787,839
PT Sumber Alfaria Trijaya Tbk	9,399,500	1,858,584
PT Telkom Indonesia Persero Tbk	27,965,265	8,100,106
PT Unilever Indonesia Tbk	4,301,995	1,292,143
PT United Tractors Tbk	949,800	1,874,978
PT Vale Indonesia Tbk (a)	1,413,500	675,602
TOTAL INDONESIA		74,698,394
Korea (South) - 11.0%
AMOREPACIFIC Corp.	16,534	1,530,358
BGF Retail Co. Ltd.	4,436	619,127
Celltrion Healthcare Co. Ltd.	51,223	2,671,119
Celltrion Pharm, Inc.	10,157	622,860
Celltrion, Inc.	57,914	6,980,795
Cheil Worldwide, Inc.	40,152	555,850
CJ CheilJedang Corp.	4,601	1,065,867
CJ Corp.	8,302	568,669
Coway Co. Ltd.	31,097	1,142,224
Db Insurance Co. Ltd.	26,072	1,639,577
Doosan Bobcat, Inc.	28,322	1,087,049
Doosan Heavy Industries & Construction Co. Ltd. (a)	234,960	2,945,210
E-Mart, Inc.	11,562	845,949
Ecopro BM Co. Ltd. (d)	27,631	5,550,768
F&F Co. Ltd.	9,545	1,010,357
GS Holdings Corp.	26,315	782,169
Hana Financial Group, Inc.	167,123	5,253,696
Hankook Tire Co. Ltd.	42,157	1,089,216
Hanmi Pharm Co. Ltd.	3,919	948,244
Hanon Systems	106,001	728,956
Hanwha Solutions Corp. (a)	58,406	2,102,454
HD Hyundai Co. Ltd.	26,362	1,169,445
HD Hyundai Heavy Industries Co. Ltd. (a)	9,990	822,242
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	23,954	1,524,182
HLB, Inc.	61,973	1,647,664
HMM Co. Ltd.	151,827	2,326,497
Hotel Shilla Co.	17,638	1,078,016
HYBE Co. Ltd. (a)	10,406	2,105,108
Hyundai Engineering & Construction Co. Ltd.	44,109	1,357,670
Hyundai Glovis Co. Ltd.	10,599	1,300,701
Hyundai Mipo Dockyard Co. Ltd. (a)	13,619	749,963
Hyundai Mobis	34,594	5,636,221
Hyundai Motor Co. Ltd.	76,691	11,364,685
Hyundai Steel Co.	49,070	1,342,236
Industrial Bank of Korea	146,144	1,101,013
Kakao Corp.	176,150	7,716,585
Kakao Games Corp. (a)	21,095	641,252
Kakao Pay Corp. (a)	15,049	618,674
KakaoBank Corp.	80,766	1,337,654
Kangwon Land, Inc.	55,178	781,930
KB Financial Group, Inc.	219,362	8,145,114
Kia Corp.	148,662	9,418,989
Korea Aerospace Industries Ltd.	40,904	1,680,833
Korea Electric Power Corp. (a)	144,631	2,020,055
Korea Investment Holdings Co. Ltd.	23,324	964,334
Korea Zinc Co. Ltd.	5,053	1,942,929
Korean Air Lines Co. Ltd.	103,794	1,781,153
KRAFTON, Inc. (a)	16,628	2,402,957
KT&G Corp.	62,185	3,986,483
Kumho Petro Chemical Co. Ltd.	9,749	997,313
L&F Co. Ltd.	13,201	2,636,124
LG Chemical Ltd.	27,906	15,507,464
LG Corp.	53,402	3,496,629
LG Display Co. Ltd.	131,661	1,468,312
LG Electronics, Inc.	60,117	4,938,638
LG Energy Solution (a)	19,816	8,639,939
LG H & H Co. Ltd.	5,023	2,346,401
LG Innotek Co. Ltd.	7,935	1,579,936
LG Uplus Corp.	119,747	988,109
Lotte Chemical Corp.	11,631	1,466,516
Lotte Energy Materials Corp.	13,182	596,600
Lotte Shopping Co. Ltd.	6,419	383,933
Meritz Financial Holdings Co.	59,892	2,062,388
Mirae Asset Securities Co. Ltd.	155,758	809,627
NAVER Corp.	74,167	10,749,230
NCSOFT Corp.	9,318	2,637,780
Netmarble Corp. (b)	12,109	589,848
NH Investment & Securities Co. Ltd.	84,820	594,091
Orion Corp./Republic of Korea	13,445	1,458,227
Pan Ocean Co., Ltd. (Korea)	152,298	621,775
Pearl Abyss Corp. (a)	16,395	531,175
POSCO	40,617	11,499,355
POSCO Chemtech Co. Ltd.	15,333	3,861,115
S-Oil Corp.	25,574	1,432,912
S1 Corp.	9,761	426,465
Samsung Biologics Co. Ltd. (a)(b)	10,036	5,871,963
Samsung C&T Corp.	47,504	3,902,776
Samsung Electro-Mechanics Co. Ltd.	31,694	3,428,912
Samsung Electronics Co. Ltd.	2,698,049	132,807,651
Samsung Engineering Co. Ltd. (a)	88,839	1,939,865
Samsung Fire & Marine Insurance Co. Ltd.	17,401	2,928,463
Samsung Heavy Industries Co. Ltd. (a)	348,720	1,486,068
Samsung Life Insurance Co. Ltd.	45,193	2,241,373
Samsung SDI Co. Ltd.	31,071	16,131,371
Samsung SDS Co. Ltd.	19,742	1,736,576
Samsung Securities Co. Ltd.	35,359	897,935
SD Biosensor, Inc.	20,764	323,947
Shinhan Financial Group Co. Ltd.	258,537	6,771,287
SK Biopharmaceuticals Co. Ltd. (a)	17,686	914,930
SK Bioscience Co. Ltd. (a)	12,968	685,592
SK Hynix, Inc.	308,350	20,755,083
SK IE Technology Co. Ltd. (a)(b)	14,141	822,475
SK Innovation Co., Ltd.	31,372	4,084,644
SK Square Co. Ltd. (a)	56,040	1,786,661
SK, Inc.	20,931	2,553,545
SKC Co. Ltd.	11,631	869,041
Woori Financial Group, Inc.	308,062	2,710,557
Yuhan Corp.	30,105	1,298,627
TOTAL KOREA (SOUTH)		415,974,343
Kuwait - 0.9%
Agility Public Warehousing Co. KSC	833,163	1,674,754
Boubyan Bank KSC	783,175	1,722,499
Gulf Bank	964,763	884,642
Kuwait Finance House KSCP	4,583,666	11,128,235
Mabanee Co. SAKC	372,493	923,788
Mobile Telecommunication Co.	1,215,586	2,257,035
National Bank of Kuwait	4,254,645	13,925,302
TOTAL KUWAIT		32,516,255
Luxembourg - 0.0%
Reinet Investments SCA	77,580	1,696,518
Malaysia - 1.4%
AMMB Holdings Bhd	1,045,200	847,634
Axiata Group Bhd	1,526,698	1,025,803
CelcomDigi Bhd	1,763,100	1,741,281
CIMB Group Holdings Bhd	3,919,731	4,453,292
Dialog Group Bhd	2,080,765	1,071,250
Gamuda Bhd	1,025,500	955,263
Genting Bhd	1,185,700	1,252,367
Genting Malaysia Bhd	1,665,540	1,014,402
Hap Seng Consolidated Bhd	333,200	369,504
Hong Leong Bank Bhd	369,500	1,669,892
Hong Leong Credit Bhd	130,400	530,117
IHH Healthcare Bhd	995,487	1,281,058
Inari Amertron Bhd	1,596,700	828,926
IOI Corp. Bhd	1,398,400	1,201,153
Kuala Lumpur Kepong Bhd	241,528	1,166,597
Malayan Banking Bhd	2,720,297	5,286,301
Malaysia Airports Holdings Bhd	384,500	608,547
Maxis Bhd	1,336,500	1,320,282
MISC Bhd	743,300	1,218,110
MR DIY Group M Sdn Bhd (b)	1,344,050	477,222
Nestle (Malaysia) Bhd	40,100	1,225,457
Petronas Chemicals Group Bhd	1,354,700	2,155,801
Petronas Dagangan Bhd	169,126	859,435
Petronas Gas Bhd	445,400	1,688,211
PPB Group Bhd	363,240	1,324,335
Press Metal Aluminium Holdings	2,096,600	2,429,496
Public Bank Bhd	8,224,985	7,182,465
QL Resources Bhd	628,600	796,506
RHB Bank Bhd	849,122	1,044,478
Sime Darby Bhd	1,564,149	762,150
Sime Darby Plantation Bhd	1,153,396	1,110,126
Telekom Malaysia Bhd	658,347	733,483
Tenaga Nasional Bhd	1,460,272	2,916,655
Top Glove Corp. Bhd (a)	3,019,100	665,787
TOTAL MALAYSIA		53,213,386
Mexico - 2.7%
Alfa SA de CV Series A	1,617,100	1,026,230
America Movil S.A.B. de CV Series L	15,569,847	16,791,309
Arca Continental S.A.B. de CV	246,100	2,341,984
Banco del Bajio SA (b)	440,000	1,447,537
CEMEX S.A.B. de CV unit (a)	8,574,986	5,150,858
Coca-Cola FEMSA S.A.B. de CV unit	297,574	2,456,626
Fibra Uno Administracion SA de CV	1,736,383	2,398,941
Fomento Economico Mexicano S.A.B. de CV unit	1,098,091	10,683,171
Gruma S.A.B. de CV Series B	115,285	1,804,536
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	202,327	3,599,788
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	109,825	3,152,212
Grupo Bimbo S.A.B. de CV Series A	751,170	4,023,342
Grupo Carso SA de CV Series A1	255,200	1,440,543
Grupo Financiero Banorte S.A.B. de CV Series O	1,466,081	12,678,121
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,212,100	2,950,110
Grupo Mexico SA de CV Series B	1,757,954	8,644,329
Grupo Televisa SA de CV	1,336,693	1,356,060
Industrias Penoles SA de CV (a)(d)	78,420	1,205,076
Kimberly-Clark de Mexico SA de CV Series A	860,627	1,952,021
Operadora de Sites Mexicanos, SA de CV	736,800	715,101
Orbia Advance Corp. S.A.B. de CV	569,720	1,312,484
Promotora y Operadora de Infraestructura S.A.B. de CV	129,430	1,346,239
Southern Copper Corp.	48,103	3,695,753
Wal-Mart de Mexico SA de CV Series V	2,954,756	11,913,027
TOTAL MEXICO		104,085,398
Peru - 0.2%
Compania de Minas Buenaventura SAA sponsored ADR	119,664	846,024
Credicorp Ltd. (United States)	40,538	5,492,088
TOTAL PERU		6,338,112
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	953,420	942,408
ACEN Corp.	502,518	54,612
Ayala Corp.	139,766	1,616,061
Ayala Land, Inc.	4,159,313	2,006,759
Bank of the Philippine Islands (BPI)	1,110,788	2,156,881
BDO Unibank, Inc.	1,337,985	3,481,548
International Container Terminal Services, Inc.	572,680	2,242,025
JG Summit Holdings, Inc.	1,692,513	1,551,043
Jollibee Food Corp.	253,983	1,031,095
Manila Electric Co.	155,710	953,454
Metropolitan Bank & Trust Co.	993,852	1,051,003
Monde Nissin Corp. (b)	3,566,300	601,941
PLDT, Inc.	48,865	1,061,519
SM Investments Corp.	137,790	2,228,983
SM Prime Holdings, Inc.	6,513,500	3,994,305
Universal Robina Corp.	493,288	1,310,470
TOTAL PHILIPPINES		26,284,107
Poland - 0.7%
Allegro.eu SA (a)(b)	209,077	1,643,390
Bank Polska Kasa Opieki SA	103,763	2,392,824
CD Projekt RED SA	36,356	989,677
Cyfrowy Polsat SA	144,144	603,991
Dino Polska SA (a)(b)	27,740	2,821,921
KGHM Polska Miedz SA (Bearer)	79,110	2,269,463
LPP SA	627	1,807,741
mBank SA (a)	8,376	699,325
PGE Polska Grupa Energetyczna SA (a)	504,454	833,626
Polski Koncern Naftowy Orlen SA	360,563	5,494,079
Powszechna Kasa Oszczednosci Bank SA	493,932	3,805,867
Powszechny Zaklad Ubezpieczen SA	341,481	3,142,337
Santander Bank Polska SA	20,155	1,637,736
TOTAL POLAND		28,141,977
Qatar - 0.9%
Barwa Real Estate Co. (a)	1,185,070	813,922
Industries Qatar QSC (a)	854,863	2,996,718
Masraf al Rayan	3,153,560	2,209,225
Mesaieed Petrochemical Holding Co. (a)	2,507,476	1,363,957
Ooredoo QSC	455,285	1,237,024
Qatar Electricity & Water Co. (a)	248,442	1,144,608
Qatar Fuel Co. (a)	339,525	1,542,787
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,418,496	1,543,199
Qatar International Islamic Bank QSC (a)	560,079	1,521,753
Qatar Islamic Bank	934,796	4,596,936
Qatar National Bank SAQ (a)	2,607,299	11,002,229
The Commercial Bank of Qatar (a)	1,830,608	2,948,084
TOTAL QATAR		32,920,442
Romania - 0.0%
NEPI Rockcastle PLC	264,537	1,598,574
Russia - 0.2%
Alrosa Co. Ltd. (a)(c)	1,399,461	270,880
Gazprom OAO (c)	6,384,126	777,241
Inter Rao Ues JSC (c)	20,040,158	128,548
LUKOIL PJSC (c)	224,329	80,785
Magnit OJSC GDR (Reg. S) (a)(c)	193,190	941
MMC Norilsk Nickel PJSC (c)	34,221	264,794
Mobile TeleSystems OJSC sponsored ADR (a)(c)	247,296	246,304
Moscow Exchange MICEX-RTS OAO (c)	808,717	180,871
Novatek PJSC GDR (Reg. S) (a)(c)	49,200	2,164,800
Novolipetsk Steel OJSC (a)(c)	812,466	9,075
Ozon Holdings PLC ADR (a)(c)	28,218	68,782
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	73,324	1,504
sponsored GDR (Reg. S) (c)	472	10
Polyus PJSC (a)(c)	18,462	50,513
Rosneft Oil Co. OJSC (c)	635,841	123,720
Sberbank of Russia (c)	5,823,145	41,656
Severstal PAO (a)(c)	113,908	2,959
Surgutneftegas OJSC (c)	4,033,562	57,425
Tatneft PAO (c)	770,244	111,463
TCS Group Holding PLC GDR (a)(c)	64,541	95,619
United Co. RUSAL International PJSC (c)	1,646,280	230,839
VK Co. Ltd. GDR (Reg. S) (a)(c)	41,654	14,398
VTB Bank OJSC (a)(c)	1,801,039,946	80,059
X5 Retail Group NV GDR (Reg. S) (a)(c)	66,442	18,238
Yandex NV Class A (a)(c)	158,365	687,915
TOTAL RUSSIA		5,709,339
Saudi Arabia - 4.0%
ACWA Power Co.	45,254	1,889,454
Advanced Polypropylene Co.	71,834	911,643
Al Rajhi Bank	1,106,346	22,653,737
Alinma Bank	553,761	4,672,871
Almarai Co. Ltd.	141,268	2,218,435
Arab National Bank	338,936	2,466,994
Arabian Internet and Communications Services Co. Ltd.	13,576	1,009,866
Bank Al-Jazira	224,990	1,164,931
Bank Albilad	276,838	3,052,031
Banque Saudi Fransi	333,391	3,431,064
Bupa Arabia for Cooperative Insurance Co.	42,428	1,995,441
Dallah Healthcare Co.	20,418	925,443
Dar Al Arkan Real Estate Development Co. (a)	299,855	1,285,538
Dr Sulaiman Al Habib Medical Services Group Co.	49,425	3,781,954
Elm Co.	13,651	1,612,337
Emaar The Economic City (a)	224,931	580,514
Etihad Etisalat Co.	213,668	2,620,505
Jarir Marketing Co.	33,360	1,451,556
Mobile Telecommunications Co. Saudi Arabia (a)	250,926	1,000,841
Mouwasat Medical Services Co.	27,673	1,820,912
Nahdi Medical Co.	22,126	1,057,130
National Industrialization Co. (a)	187,281	681,076
Rabigh Refining & Petrochemical Co. (a)	238,136	708,560
Riyad Bank	762,076	6,095,470
Sabic Agriculture-Nutrients Co.	121,066	4,312,373
Sahara International Petrochemical Co.	203,205	2,096,684
Saudi Arabian Mining Co.	486,409	9,000,129
Saudi Arabian Oil Co. (b)	1,364,331	13,095,133
Saudi Basic Industries Corp.	507,834	12,497,155
Saudi Electricity Co.	469,234	3,027,558
Saudi Industrial Investment Group	206,417	1,400,622
Saudi Investment Bank/The	272,204	1,188,765
Saudi Kayan Petrochemical Co. (a)	415,779	1,403,408
Saudi Research & Marketing Group (a)	20,473	1,150,641
Saudi Tadawul Group Holding Co.	27,156	1,210,570
Saudi Telecom Co.	847,015	10,162,283
The Saudi British Bank	522,115	5,032,249
The Saudi National Bank	1,238,710	16,149,764
The Savola Group	146,550	1,244,466
Yanbu National Petrochemical Co.	143,822	1,714,038
TOTAL SAUDI ARABIA		153,774,141
South Africa - 3.2%
Absa Group Ltd.	479,232	4,653,862
African Rainbow Minerals Ltd.	63,677	799,596
Anglo American Platinum Ltd.	29,887	1,769,823
Aspen Pharmacare Holdings Ltd.	214,399	2,142,525
Bid Corp. Ltd.	189,489	4,312,383
Bidvest Group Ltd./The	163,634	2,241,274
Capitec Bank Holdings Ltd.	49,129	4,278,043
Clicks Group Ltd.	138,212	2,019,931
Discovery Ltd. (a)	281,254	2,210,517
Exxaro Resources Ltd.	138,770	1,455,179
FirstRand Ltd.	2,851,013	10,030,952
Foschini Group Ltd./The	184,518	954,944
Gold Fields Ltd.	503,296	7,843,026
Growthpoint Properties Ltd.	1,949,481	1,356,670
Harmony Gold Mining Co. Ltd.	314,079	1,471,288
Impala Platinum Holdings Ltd.	481,511	4,687,896
Kumba Iron Ore Ltd.	36,331	881,279
Mr Price Group Ltd.	142,779	1,174,078
MTN Group Ltd.	958,118	6,721,099
MultiChoice Group Ltd.	213,701	1,337,522
Naspers Ltd. Class N	122,961	21,921,575
Nedbank Group Ltd.	260,387	3,004,219
Northam Platinum Holdings Ltd. (a)	190,425	1,863,807
Old Mutual Ltd.	2,756,572	1,751,066
OUTsurance Group Ltd.	480,716	914,523
Pepkor Holdings Ltd. (b)	1,125,220	1,042,639
Remgro Ltd.	299,876	2,295,566
Sanlam Ltd.	1,003,765	3,096,485
Sasol Ltd.	322,316	4,197,232
Shoprite Holdings Ltd.	283,457	3,454,790
Sibanye-Stillwater Ltd.	1,597,787	3,532,442
Standard Bank Group Ltd.	757,839	7,096,364
Vodacom Group Ltd.	362,816	2,483,829
Woolworths Holdings Ltd.	546,613	1,943,812
TOTAL SOUTH AFRICA		120,940,236
Taiwan - 14.1%
Accton Technology Corp.	286,000	2,791,955
Acer, Inc.	1,644,000	1,620,533
Acer, Inc. rights 6/16/23 (a)(c)	712	0
Advantech Co. Ltd.	242,066	2,928,863
ASE Technology Holding Co. Ltd.	1,846,592	6,066,523
Asia Cement Corp.	1,306,000	1,869,240
ASUSTeK Computer, Inc.	398,502	3,670,411
AUO Corp.	3,704,800	2,056,198
Catcher Technology Co. Ltd.	365,095	2,152,234
Cathay Financial Holding Co. Ltd.	4,816,834	6,668,487
Chailease Holding Co. Ltd.	805,078	5,859,389
Chang Hwa Commercial Bank	2,694,959	1,561,749
Cheng Shin Rubber Industry Co. Ltd.	1,008,000	1,241,378
China Airlines Ltd.	1,635,000	1,013,576
China Development Financial Ho	8,548,624	3,652,876
China Steel Corp.	6,661,289	6,313,386
Chunghwa Telecom Co. Ltd.	2,146,129	8,874,127
Compal Electronics, Inc.	2,377,000	1,853,711
CTBC Financial Holding Co. Ltd.	9,902,778	7,294,618
Delta Electronics, Inc.	1,100,717	10,775,056
E Ink Holdings, Inc.	485,000	3,019,495
E.SUN Financial Holdings Co. Ltd.	7,851,166	6,380,511
ECLAT Textile Co. Ltd.	108,129	1,720,755
eMemory Technology, Inc.	37,000	2,210,750
EVA Airways Corp.	1,458,000	1,277,629
Evergreen Marine Corp. (Taiwan)	575,494	3,037,359
Far Eastern New Century Corp.	1,821,000	1,891,572
Far EasTone Telecommunications Co. Ltd.	903,348	2,319,410
Feng Tay Enterprise Co. Ltd.	248,390	1,544,230
First Financial Holding Co. Ltd.	5,971,251	5,270,625
Formosa Chemicals & Fibre Corp.	1,984,149	4,449,700
Formosa Petrochemical Corp.	646,347	1,827,420
Formosa Plastics Corp.	2,334,085	7,135,251
Fubon Financial Holding Co. Ltd.	4,190,713	8,065,255
Giant Manufacturing Co. Ltd.	176,837	1,060,001
GlobalWafers Co. Ltd.	123,000	1,931,746
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,044,465	23,987,589
Hotai Motor Co. Ltd.	170,000	3,661,898
Hua Nan Financial Holdings Co. Ltd.	5,006,379	3,572,530
Innolux Corp.	5,140,380	2,250,327
Inventec Corp.	1,422,000	1,532,759
Largan Precision Co. Ltd.	56,451	3,704,107
Lite-On Technology Corp.	1,133,044	2,712,333
MediaTek, Inc.	857,615	18,634,816
Mega Financial Holding Co. Ltd.	6,290,446	6,973,974
Micro-Star International Co. Ltd.	384,000	1,823,880
momo.com, Inc.	37,200	1,007,267
Nan Ya Plastics Corp.	2,683,358	6,815,193
Nan Ya Printed Circuit Board Corp.	126,000	1,133,580
Nanya Technology Corp.	700,000	1,550,324
Nien Made Enterprise Co. Ltd.	100,000	1,100,245
Novatek Microelectronics Corp.	327,000	4,467,331
Pegatron Corp.	1,131,000	2,579,313
PharmaEssentia Corp. (a)	111,000	1,338,146
Pou Chen Corp.	1,252,391	1,296,438
Powerchip Semiconductor Manufacturing Corp.	1,675,933	1,627,179
President Chain Store Corp.	323,000	2,843,610
Quanta Computer, Inc.	1,525,000	4,267,095
Realtek Semiconductor Corp.	261,000	3,058,601
Ruentex Development Co. Ltd.	985,440	1,150,701
Shin Kong Financial Holding Co. Ltd.	7,407,732	2,023,158
Sinopac Financial Holdings Co.	6,096,497	3,315,396
Synnex Technology International Corp.	758,700	1,529,897
Taishin Financial Holdings Co. Ltd.	6,081,194	3,428,464
Taiwan Business Bank	3,429,000	1,557,433
Taiwan Cement Corp.	3,438,354	4,334,474
Taiwan Cooperative Financial Holding Co. Ltd.	5,533,516	4,820,019
Taiwan High Speed Rail Corp.	1,111,000	1,122,728
Taiwan Mobile Co. Ltd.	975,000	3,282,898
Taiwan Semiconductor Manufacturing Co. Ltd.	13,911,740	227,653,770
The Shanghai Commercial & Savings Bank Ltd.	2,174,439	3,286,297
Uni-President Enterprises Corp.	2,724,332	6,526,636
Unimicron Technology Corp.	711,000	3,375,846
United Microelectronics Corp.	6,697,000	10,763,641
Vanguard International Semiconductor Corp.	510,000	1,444,387
Voltronic Power Technology Corp.	37,000	2,126,016
Walsin Lihwa Corp.	1,480,779	2,403,034
Wan Hai Lines Ltd.	388,415	825,219
Win Semiconductors Corp.	189,000	1,008,377
Winbond Electronics Corp.	1,667,000	1,413,648
Wiwynn Corp.	49,629	1,887,393
WPG Holding Co. Ltd.	906,880	1,476,952
Yageo Corp.	196,114	3,176,973
Yang Ming Marine Transport Corp.	992,000	2,045,052
Yuanta Financial Holding Co. Ltd.	5,652,141	4,157,678
Zhen Ding Technology Holding Ltd.	379,000	1,379,729
TOTAL TAIWAN		534,860,370
Thailand - 2.0%
Advanced Information Service PCL NVDR	670,700	4,211,517
Airports of Thailand PCL NVDR (a)	2,407,700	5,173,276
Asset World Corp. PCL NVDR	4,507,700	701,973
B. Grimm Power PCL:
(For. Reg.)	70,900	80,851
NVDR	439,300	500,959
Bangkok Dusit Medical Services PCL:
(For. Reg.)	47,900	41,156
NVDR	5,776,500	4,963,151
Bangkok Expressway and Metro PCL NVDR	4,305,900	1,118,067
Banpu PCL NVDR	4,570,500	1,222,361
Berli Jucker PCL NVDR	674,600	772,866
BTS Group Holdings PCL NVDR	4,476,400	1,011,718
Bumrungrad Hospital PCL:
(For. Reg.)	7,300	50,988
NVDR	329,300	2,300,030
Carabao Group PCL NVDR	170,000	357,411
Central Pattana PCL:
(For. Reg.)	449,000	897,389
NVDR	690,100	1,379,261
Central Retail Corp. PCL:
(For. Reg.)	217,424	286,087
NVDR	837,200	1,101,588
Charoen Pokphand Foods PCL:
(For. Reg.)	1,700	1,012
NVDR	2,201,700	1,310,846
CP ALL PCL NVDR	3,291,000	6,254,892
Delta Electronics PCL NVDR	1,761,500	3,770,934
Electricity Generating PCL NVDR	145,600	668,793
Energy Absolute PCL NVDR	938,500	1,868,630
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	600	1,129
NVDR	417,100	784,720
Gulf Energy Development PCL NVDR	1,626,700	2,426,551
Home Product Center PCL NVDR	3,334,200	1,372,088
Indorama Ventures PCL NVDR	947,700	946,838
Intouch Holdings PCL NVDR	636,400	1,401,462
JMT Network Services PCL NVDR	372,600	433,069
Kasikornbank PCL NVDR	335,200	1,230,826
Krung Thai Bank PCL:
(For. Reg.)	553,800	292,819
NVDR	1,490,200	787,935
Krungthai Card PCL:
(For. Reg.)	142,000	220,093
NVDR	402,300	623,546
Land & House PCL:
(For. Reg.)	217,100	62,419
NVDR	4,555,200	1,309,688
Minor International PCL:
(For. Reg.)	127,526	118,136
NVDR unit	1,653,300	1,531,558
Muangthai Leasing PCL:
(For. Reg.)	4,001	4,006
NVDR	414,200	414,708
Osotspa PCL NVDR	845,800	732,357
PTT Exploration and Production PCL:
(For. Reg.)	29,800	129,680
NVDR	754,300	3,282,478
PTT Global Chemical PCL NVDR	1,271,600	1,551,847
PTT Oil & Retail Business PCL NVDR	1,683,100	1,096,077
PTT PCL NVDR	5,631,200	5,126,903
Ratch Group PCL NVDR unit	602,300	667,169
Robinsons Department Store PCL (For. Reg.) (a)	55,100	25,752
SCB X PCL:
(For. Reg.)	184,400	560,996
NVDR	301,000	915,726
SCG Packaging PCL NVDR	722,100	933,371
Siam Cement PCL:
(For. Reg.)	8,400	77,412
NVDR	429,700	3,959,970
Srisawad Corp. PCL NVDR	389,700	636,865
Thai Oil PCL NVDR	697,621	955,088
Thai Union Frozen Products PCL:
(For. Reg.)	100	40
NVDR	1,681,300	680,476
True Corp. PCL	2,607,532	610,801
True Corp. PCL NVDR	4,275,898	1,001,606
TOTAL THAILAND		76,951,961
Turkey - 0.6%
Akbank TAS	1,766,997	1,458,001
Aselsan A/S	379,766	873,102
Bim Birlesik Magazalar A/S JSC	256,969	2,063,520
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	792,049	1,349,433
Ford Otomotiv Sanayi A/S	39,298	1,085,713
Haci Omer Sabanci Holding A/S	579,182	1,137,432
Hektas Ticaret A/S (a)	643,519	891,263
Koc Holding A/S	428,617	1,666,960
Koza Altin Isletmeleri A/S	544,677	528,674
Pegasus Hava Tasimaciligi A/S (a)	25,400	579,389
Sasa Polyester Sanayi A/S	252,897	1,294,941
Turk Hava Yollari AO (a)	312,470	2,052,986
Turkcell Iletisim Hizmet A/S	684,892	1,165,459
Turkiye Is Bankasi A/S Series C	1,983,054	1,104,104
Turkiye Petrol Rafinerileri A/S	545,417	1,859,042
Turkiye Sise ve Cam Fabrikalari A/S	781,068	1,480,100
Yapi ve Kredi Bankasi A/S	1,680,322	818,068
TOTAL TURKEY		21,408,187
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	1,653,427	3,971,142
Abu Dhabi Islamic Bank	822,130	2,543,201
Abu Dhabi National Oil Co. for Distribution PJSC	1,774,021	2,120,729
Aldar Properties PJSC	2,176,952	3,201,138
Dubai Islamic Bank Pakistan Ltd. (a)	1,646,075	2,492,219
Emaar Properties PJSC	3,743,177	6,044,452
Emirates NBD Bank PJSC (a)	1,070,194	4,109,069
Emirates Telecommunications Corp.	1,965,245	12,843,689
First Abu Dhabi Bank PJSC	2,495,532	9,636,098
Multiply Group	1,905,742	1,743,674
Q Holding Pjsc	1,161,234	806,347
TOTAL UNITED ARAB EMIRATES		49,511,758
United Kingdom - 0.0%
Pepco Group NV (a)	97,690	936,036
United States of America - 0.1%
JBS SA	437,700	1,570,799
Legend Biotech Corp. ADR (a)	33,133	2,276,568
Parade Technologies Ltd.	44,000	1,346,670
TOTAL UNITED STATES OF AMERICA		5,194,037
TOTAL COMMON STOCKS (Cost $2,970,539,657)		3,599,648,442

Nonconvertible Preferred Stocks - 2.0%
	Shares	Value ($)
Brazil - 1.2%
Banco Bradesco SA (PN)	3,018,588	8,381,941
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	133,005	970,911
Companhia Energetica de Minas Gerais (CEMIG) (PN)	786,160	1,946,565
Gerdau SA	654,210	3,302,660
Itau Unibanco Holding SA	2,735,771	14,216,926
Itausa-Investimentos Itau SA (PN)	2,875,113	5,003,404
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,689,100	12,777,511
TOTAL BRAZIL		46,599,918
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	80,749	5,466,625
Colombia - 0.1%
Bancolombia SA (PN)	278,196	1,723,181
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	10,301	817,907
Hyundai Motor Co. Ltd. Series 2	26,351	2,186,735
LG Chemical Ltd.	4,353	1,274,364
LG H & H Co. Ltd.	769	154,129
Samsung Electronics Co. Ltd.	462,884	19,358,478
TOTAL KOREA (SOUTH)		23,791,613
Russia - 0.0%
Surgutneftegas OJSC (c)	3,570,022	72,266
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $62,401,724)		77,653,603

Government Obligations - 0.4%
	Principal Amount (e)	Value ($)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $14,887,839)	15,000,000	14,879,204

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	82,574,615	82,591,130
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	18,904,760	18,906,651
TOTAL MONEY MARKET FUNDS (Cost $101,497,781)		101,497,781

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,149,327,001)	3,793,679,030
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,001,544
NET ASSETS - 100.0%	3,798,680,574

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,479	Jun 2023	121,991,590	2,411,584	2,411,584

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,759,894 or 4.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,906,287.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	3,464,344	987,653,864	908,527,078	1,848,289	-	-	82,591,130	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	16,509,541	85,417,542	83,020,432	135,261	-	-	18,906,651	0.1%
Total	19,973,885	1,073,071,406	991,547,510	1,983,550	-	-	101,497,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	372,398,481	77,201,076	294,248,788	948,617
Consumer Discretionary	476,995,839	107,478,165	369,448,892	68,782
Consumer Staples	240,487,055	72,852,471	167,615,402	19,182
Energy	186,992,362	59,994,185	123,610,477	3,387,700
Financials	812,934,143	294,613,920	517,922,018	398,205
Health Care	144,319,620	19,501,704	124,817,916	-
Industrials	225,842,898	53,330,529	172,512,369	-
Information Technology	722,709,477	5,718,763	716,990,714	-
Materials	323,304,719	115,206,174	207,267,971	830,574
Real Estate	71,491,638	24,828,355	46,663,283	-
Utilities	99,825,813	33,388,730	66,308,535	128,548

Government Obligations	14,879,204	-	14,879,204	-

Money Market Funds	101,497,781	101,497,781	-	-
Total Investments in Securities:	3,793,679,030	965,611,853	2,822,285,569	5,781,608
Derivative Instruments:

Assets
Futures Contracts	2,411,584	2,411,584	-	-
Total Assets	2,411,584	2,411,584	-	-
Total Derivative Instruments:	2,411,584	2,411,584	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,411,584	0
Total Equity Risk	2,411,584	0
Total Value of Derivatives	2,411,584	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,155,347) - See accompanying schedule:
Unaffiliated issuers (cost $3,047,829,220)	$3,692,181,249
Fidelity Central Funds (cost $101,497,781)	101,497,781

Total Investment in Securities (cost $3,149,327,001)		$3,793,679,030
Cash		70,132
Foreign currency held at value (cost $18,007,451)		17,866,146
Receivable for fund shares sold		7,683,793
Dividends receivable		6,906,186
Distributions receivable from Fidelity Central Funds		327,622
Receivable for daily variation margin on futures contracts		569,884
Prepaid expenses		1,296
Receivable from investment adviser for expense reductions		236,105
Other receivables		298
Total assets		3,827,340,492
Liabilities
Payable for investments purchased	$87
Payable for fund shares redeemed	1,175,456
Accrued management fee	235,496
Deferred taxes	7,721,655
Other payables and accrued expenses	609,320
Collateral on securities loaned	18,917,904
Total Liabilities		28,659,918
Net Assets		$3,798,680,574
Net Assets consist of:
Paid in capital		$3,886,776,603
Total accumulated earnings (loss)		(88,096,029)
Net Assets		$3,798,680,574
Net Asset Value , offering price and redemption price per share ($3,798,680,574 ÷ 301,245,035 shares)		$12.61

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$40,647,042
Non-Cash dividends		8,429,766
Interest		224,511
Income from Fidelity Central Funds (including $135,261 from security lending)		1,983,550
Income before foreign taxes withheld		$51,284,869
Less foreign taxes withheld		(4,494,523)
Total Income		46,790,346
Expenses
Management fee	$1,342,750
Custodian fees and expenses	1,169,804
Independent trustees' fees and expenses	6,203
Registration fees	46,542
Audit	82,289
Legal	3,466
Interest	80,711
Miscellaneous	7,306
Total expenses before reductions	2,739,071
Expense reductions	(1,327,961)
Total expenses after reductions		1,411,110
Net Investment income (loss)		45,379,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,913,370)	(81,209,614)
Foreign currency transactions	(683,875)
Futures contracts	13,629,952
Total net realized gain (loss)		(68,263,537)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,444,735)	562,939,442
Assets and liabilities in foreign currencies	(21,860)
Futures contracts	2,805,855
Total change in net unrealized appreciation (depreciation)		565,723,437
Net gain (loss)		497,459,900
Net increase (decrease) in net assets resulting from operations		$542,839,136
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,379,236	$115,649,880
Net realized gain (loss)	(68,263,537)	(316,446,719)
Change in net unrealized appreciation (depreciation)	565,723,437	(1,203,717,254)
Net increase (decrease) in net assets resulting from operations	542,839,136	(1,404,514,093)
Distributions to shareholders	(87,971,565)	(108,921,064)
Share transactions
Proceeds from sales of shares	1,028,706,876	1,927,174,410
Reinvestment of distributions	87,324,787	106,410,044
Cost of shares redeemed	(728,311,096)	(1,370,213,430)
Net increase (decrease) in net assets resulting from share transactions	387,720,567	663,371,024
Total increase (decrease) in net assets	842,588,138	(850,064,133)

Net Assets
Beginning of period	2,956,092,436	3,806,156,569
End of period	$3,798,680,574	$2,956,092,436

Other Information
Shares
Sold	83,767,679	132,184,146
Issued in reinvestment of distributions	7,193,146	6,895,296
Redeemed	(56,745,974)	(102,830,412)
Net increase (decrease)	34,214,851	36,249,030

Financial Highlights
Fidelity® SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$16.49	$14.45	$13.71	$12.62	$14.80
Income from Investment Operations
Net investment income (loss) A,B	.16	.41	.36	.30	.42 C	.36
Net realized and unrealized gain (loss)	1.69	(5.38)	1.93	.80	.99	(2.18)
Total from investment operations	1.85	(4.97)	2.29	1.10	1.41	(1.82)
Distributions from net investment income	(.31)	(.45)	(.25)	(.36)	(.32)	(.27)
Distributions from net realized gain	-	-	-	-	-	(.09)
Total distributions	(.31)	(.45)	(.25)	(.36)	(.32)	(.36)
Net asset value, end of period	$12.61	$11.07	$16.49	$14.45	$13.71	$12.62
Total Return D,E	16.78%	(30.89)%	15.87%	8.19%	11.44%	(12.61)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.13%	.14%	.16%	.17%
Expenses net of fee waivers, if any	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.53% H	2.95%	2.10%	2.21%	3.12% C	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,798,681	$2,956,092	$3,806,157	$3,564,409	$3,840,772	$4,257,694
Portfolio turnover rate I	31% H	30%	16%	38%	22%	3%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.51%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1 . Organization.
Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$977,607,934
Gross unrealized depreciation	(381,042,565)
Net unrealized appreciation (depreciation)	$596,565,369
Tax cost	$3,199,525,245

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(387,599,592)
Long-term	(200,026,623)
Total capital loss carryforward	$(587,626,215)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	789,406,908	537,317,425
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Index Fund	Borrower	$ 63,649,400	4.57%	$80,711

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Emerging Markets Index Fund	$3,410
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Index Fund	$14,444	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,310,100.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17,861.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	30%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI Emerging Markets Index Fund	.08%
Actual		$ 1,000	$ 1,167.80	$ .43
Hypothetical- B		$ 1,000	$ 1,024.40	$ .40

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9870287.107
SV6-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023